FILE NOS.
                                                                       333-83423
                                                                        811-9491
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                           --------------------------

                                    FORM N-1A


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
                          POST-EFFECTIVE AMENDMENT NO. 25

                                     AND/OR

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]
                                 AMENDMENT NO. 26
                         -------------------------------


                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
                              5701 Golden Hills Drive
                               Minneapolis, MN  55416
                                 (763) 765-7330
                          -----------------------------
               NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:

                               H. Bernt von Ohlen
                          Allianz Investment Management LLC
                               5701 Golden Hills Drive
                              Minneapolis, MN 55416


                          COPIES OF COMMUNICATIONS TO:

                                Michael J. Radmer
                              DORSEY & WHITNEY LLP
                        50 SOUTH SIXTH STREET, SUITE 1500
                             MINNEAPOLIS, MN 55402

Approximate Date of Proposed Public Offering: April 27, 2009

It is proposed that this filing will become effective (check appropriate box)
         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
         [X] on April 27, 2009 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               PART A - PROSPECTUS
                              _____________________




ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST



AZL[R] AIM INTERNATIONAL EQUITY FUND
AZL[R] BLACKROCK CAPITAL APPRECIATION FUND
AZL[R] BLACKROCK GROWTH FUND
AZL[R] COLUMBIA MID CAP VALUE FUND
AZL[R] COLUMBIA SMALL CAP VALUE FUND
AZL[R] COLUMBIA TECHNOLOGY FUND
AZL[R] DAVIS NY VENTURE FUND
AZL[R] DREYFUS FOUNDERS EQUITY GROWTH FUND
AZL[R] ENHANCED BOND INDEX FUND[ ]
AZL[R] FIRST TRUST TARGET DOUBLE PLAY FUND
AZL[R] FRANKLIN SMALL CAP VALUE FUND
AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
AZL[R] INTERNATIONAL INDEX FUND
AZL[R] JPMORGAN LARGE CAP EQUITY FUND
AZL[R] JPMORGAN U.S. EQUITY FUND
AZL[R] MID CAP INDEX FUND
AZL[R] MONEY MARKET FUND
AZL[R] NACM INTERNATIONAL FUND
AZL[R] NACM INTERNATIONAL GROWTH FUND
AZL[R] NFJ INTERNATIONAL VALUE FUND
AZL[R] OCC GROWTH FUND
AZL[R] OCC OPPORTUNITY FUND
AZL[R] OPPENHEIMER GLOBAL FUND
AZL[R] OPPENHEIMER INTERNATIONAL GROWTH FUND
AZL[R] PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
AZL[R] S&P 500 INDEX FUND
AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND
AZL[R] SCHRODER INTERNATIONAL SMALL CAP FUND
AZL[R] SMALL CAP STOCK INDEX FUND
AZL TARGETPLUS[SM] BALANCED FUND
AZL TARGETPLUS[SM] EQUITY FUND
AZL TARGETPLUS[SM] GROWTH FUND
AZL TARGETPLUS[SM] MODERATE FUND
AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND
AZL[R] VAN KAMPEN COMSTOCK FUND
AZL[R] VAN KAMPEN EQUITY AND INCOME FUND
AZL[R] VAN KAMPEN GLOBAL FRANCHISE FUND
AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND
AZL[R] VAN KAMPEN GROWTH AND INCOME FUND
AZL[R] VAN KAMPEN MID CAP GROWTH FUND

PROSPECTUS DATED APRIL 27, 2009


ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")
Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts and/or variable life insurance policies they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable annuity or life insurance contract.

This Prospectus must be accompanied or preceded by a current prospectus for the variable annuity contracts or variable life insurance policies that invest in the Funds.

QUESTIONS?
CALL TOLL FREE AT 1-877-833-7113 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.
The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

"AZL" is a registered service mark of Allianz SE. Allianz SE is the ultimate owner of the Manager.

             Not FDIC Insured * May Lose Value * No Bank Guarantee


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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TABLE OF CONTENTS                                         ALLIANZ VIP FUNDS
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TABLE OF CONTENTS


OVERVIEW.............................
  AZL[R] AIM International Equity Fund ............................3
  AZL[R] BlackRock Capital Appreciation Fund.......................7
  AZL[R] BlackRock Growth Fund....................................13
  AZL[R] Columbia Mid Cap Value Fund..............................16
  AZL[R] Columbia Small Cap Value Fund............................19
  AZL[R] Columbia Technology Fund.................................22
  AZL[R] Davis NY Venture Fund....................................25
  AZL[R] Dreyfus Founders Equity Growth Fund......................28
  AZL[R] Enhanced Bond Index Fund.................................31
  AZL[R] First Trust Target Double Play Fund......................33
  AZL[R] Franklin Small Cap Value Fund............................37
  AZL[R] Franklin Templeton Founding Strategy Plus Fund...........40
  AZL[R] International Index Fund.................................43
  AZL[R] Jennison 20/20 Focus Fund................................45
  AZL[R] JPMorgan Large Cap Equity Fund...........................49
  AZL[R] JPMorgan U.S. Equity Fund................................53
  AZL[R] Mid Cap Index Fund.......................................57
  AZL[R] Money Market Fund........................................59
  AZL[R] NACM International Fund..................................62
  AZL[R] NFJ International Value Fund.............................66
  AZL[R] OCC Growth Fund..........................................68
  AZL[R] OCC Opportunity Fund.....................................70
  AZL[R] Oppenheimer Global Fund..................................73
  AZL[R] Oppenheimer International Growth Fund....................76
  AZL[R] PIMCO Fundamental IndexPLUS Total Return Fund............80
  AZL[R] S&P 500 Index Fund.......................................85
  AZL[R] Schroder Emerging Markets Equity Fund....................87
  AZL[R] Schroder International Small Cap Fund....................91
  AZL[R] Small Cap Stock Index Fund...............................94
  AZL TargetPLUS[SM] Balanced Fund.................................96
  AZL TargetPLUS[SM] Equity Fund..................................102
  AZL TargetPLUS[SM] Growth Fund..................................107
  AZL TargetPLUS[SM] Moderate Fund................................113
  AZL[R] Turner Quantitative Small Cap Growth Fund...............119
  AZL[R] Van Kampen Comstock Fund................................122
  AZL[R] Van Kampen Equity and Income Fund.......................125
  AZL[R] Van Kampen Global Franchise Fund........................128
  AZL[R] Van Kampen Global Real Estate Fund......................131
  AZL[R] Van Kampen Growth and Income Fund.......................134
  AZL[R] Van Kampen Mid Cap Growth Fund..........................137


PRINCIPAL INVESTMENT RISKS........................................140


MORE ABOUT THE FUNDS..............................................162


FUND MANAGEMENT...................................................163
  The Manager.....................................................163
  The Subadvisers of the Funds....................................163
  The Portfolio Managers of the Funds.............................167
  Duties of the Manager and Subadvisers...........................176
  Payments to Affiliated Insurance Companies......................177
  Transfer Supported Features of Certain Annuity Contracts........177
  Management Fees.................................................178
  Legal Proceedings...............................................179
  The Administrator and Distributor...............................199
  The Custodian...................................................199
  Licensing Arrangements..........................................199

SHAREHOLDER INFORMATION...........................................203
  Pricing of Fund Shares..........................................203
  Money Market Fund...............................................203
  Purchase and Redemption of Shares...............................203
  Market Timing...................................................204
  Distribution (12b-1) Fees.......................................204
  Dividends, Distributions and Taxes..............................205

FINANCIAL HIGHLIGHTS..............................................206

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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OVERVIEW                                                  ALLIANZ VIP FUNDS
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OVERVIEW
The Allianz Variable Insurance Products Trust (the "VIP Trust") offers 48 separate investment portfolios (together, the "Funds," "VIP Funds" or "Allianz VIP Funds," and each individually, a "Fund," "VIP Fund," or "Allianz VIP Fund"). Within the scope of an investment program approved by the Board of Trustees to the VIP Funds (the "Board" the "Trustees" or the "Board of Trustees"), the Funds are managed by Allianz Investment Management LLC (the "Manager"), which in turn has retained certain asset management firms (the "Subadvisers") to make investment decisions on behalf of the Funds. The Manager selected each Subadviser based on the Subadviser's experience with the investment strategy for which it was selected. Set forth below are the Funds and the corresponding Subadviser. The VIP Trust provides investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies affiliated with the Manager. The separate accounts buy, and own, shares of the Funds on behalf of owners of variable annuity contracts and variable life insurance policies who direct purchase payments to subaccounts of the separate accounts that invest in the Funds. Therefore, you cannot directly purchase, nor will you directly own, shares of the Funds.








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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FUND           SUBADVISER
AZL AIM        Invesco Aim Capital Management, Inc.
International
Equity Fund
AZL BlackRock  BlackRock Capital Management, Inc. (affiliated with BlackRock Institutional Management Corporation)
Capital
Appreciation
Fund*
AZL BlackRock  BlackRock Capital Management, Inc. (affiliated with BlackRock Institutional Management Corporation)
Growth Fund*
AZL Columbia   Columbia Management Advisors, LLC
Mid Cap Value
Fund*
AZL Columbia   Columbia Management Advisors, LLC
Small Cap
Value Fund*
AZL Columbia   Columbia Management Advisors, LLC
Technology
Fund
AZL Davis NY   Davis Selected Advisers, L.P.
Venture Fund**
AZL Dreyfus    Founders Asset Management LLC (affiliated with The Dreyfus Corporation)
Founders
Equity Growth
Fund
AZL Enhanced   BlackRock Investment Management, LLC (affiliated with BlackRock Institutional Management Corporation and BlackRock
Bond Index     Capital Management, Inc.)
Fund
AZL First      First Trust Advisors L.P.
Trust Target
Double Play
Fund
AZL Franklin   Franklin Advisory Services, LLC
Small Cap
Value Fund
AZL Franklin   Franklin Mutual Advisers, LLC (Mutual Shares)/ Templeton Global Advisors Limited (Templeton Growth)/ Franklin
Templeton      Advisers, Inc. (Franklin Income Securities and Templeton Global Bond)
Founding
Strategy Plus
Fund
AZL            BlackRock Investment Management, LLC (affiliated with BlackRock Institutional Management Corporation and BlackRock
International  Capital Management, Inc.)
Index Fund
AZL Jennison   Jennison Associates LLC
20/20 Focus
Fund
AZL Mid Cap    BlackRock Investment Management, LLC (affiliated with BlackRock Institutional Management Corporation and BlackRock
Index Fund     Capital Management, Inc.)
AZL JPMorgan   J.P. Morgan Investment Management Inc.
Large Cap
Equity Fund*
AZL JPMorgan   J.P. Morgan Investment Management Inc.
U.S. Equity
Fund*
AZL Money      BlackRock Institutional Management Corporation (affiliated with BlackRocl Capital Management, Inc.)
Market Fund
AZL NACM       Nicholas-Applegate Capital Management LLC (affiliated with the Manager)
International
Fund
AZL NACM       Nicholas-Applegate Capital Management LLC (affiliated with the Manager)
International
Growth Fund
AZL NFJ        NFJ Investment Group L.P. (affiliated with the Manager)
International
Value Fund
AZL OCC Growth Oppenheimer Capital LLC (affiliated with the Manager)
Fund
AZL OCC        Oppenheimer Capital LLC (affiliated with the Manager)
Opportunity
Fund
AZL            OppenheimerFunds, Inc.
Oppenheimer
Global Fund
AZL            OppenheimerFunds, Inc.
Oppenheimer
International
Growth Fund
AZL PIMCO      Pacific Investment Management Company LLC ("PIMCO") (affiliated with the Manager)
Fundamental
IndexPLUS
Total Return
Fund
AZL S&P 500    The Dreyfus Corporation (affiliated with Founders Asset Management LLC)
Index Fund
AZL Schroder   Schroder Investment Management North America Inc.
Emerging
Markets Equity
Fund
AZL Schroder   Schroder Investment Management North America Inc.
International
Small Cap Fund
AZL Small Cap  The Dreyfus Corporation (affiliated with Founders Asset Management LLC)
Stock Index
Fund
AZL TargetPLUS First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income Portfolio)
Balanced Fund
AZL TargetPLUS First Trust Advisors L.P.
Equity Fund
AZL TargetPLUS First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income Portfolio)
Growth Fund
AZL TargetPLUS First Trust Advisors L.P. (Equity Portfolio)/PIMCO (Fixed Income Portfolio)
Moderate Fund
AZL Turner     Turner Investment Partners, Inc.
Quantitative
Small Cap
Growth Fund
AZL Van Kampen Van Kampen Asset Management
Comstock Fund
AZL Van Kampen Van Kampen Asset Management
Equity and
Income Fund
AZL Van Kampen Van Kampen Asset Management
Global
Franchise Fund
AZL Van Kampen Van Kampen Asset Management
Global Real
Estate Fund
AZL Van Kampen Van Kampen Asset Management
Growth and
Income Fund
AZL Van Kampen Van Kampen Asset Management
Mid Cap Growth
Fund

* The following Funds (Subadvisers) changed effective on the following dates:

DATE               CURRENT FUND NAME (SUBADVISER)           PREVIOUS FUND NAME (SUBADVISER)
September 22, 2008 AZL Columbia Small Cap Value Fund        AZL Dreyfus Premier Small Cap Value Fund
                   (Columbia Management Advisors, LLC)      (The Dreyfus Corporation)
November 24, 2008  AZL BlackRock Capital Appreciation Fund  AZL Jennison Growth Fund




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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       4



                   (BlackRock Capital Management, Inc.)     (Jennison Associates LLC)
November 24, 2008  AZL Columbia Mid Cap Value Fund          AZL Neuberger Berman Regency Fund
                   (Columbia Management Advisors, LLC)      (Neuberger Berman Management Inc.)
January 26, 2009   AZL BlackRock Growth Fund                AZL Legg Mason Growth Fund**
                   (BlackRock Capital Management, Inc.)     (Legg Mason Capital Management, Inc.)
January 26, 2009   AZL JPMorgan Large Cap Equity Fund       AZL Legg Mason Value Fund
                   (J.P. Morgan Investment Management Inc.) (Legg Mason Capital Management, Inc.)
January 26, 2009   AZL JPMorgan U.S. Equity Fund            AZL Oppenheimer Main Street Fund
                   (J.P. Morgan Investment Management Inc.) (OppenheimerFunds, Inc.)

**At a Special Meeting of Shareholders held on November 20, 2008, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Under the Plan, effective November 24, 2008, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities. As a result of the Reorganizations, the Acquired Funds are no longer available.

Acquiring Funds                              Acquired Funds
AZL[R] Legg Mason Growth Fund AZL[R] LMP Large Cap Growth Fund
AZL[R] Davis NY Venture Fund  AZL[R] OCC Value Fund

Certain of the Funds may have names, investment objectives, strategies, portfolio manager(s), and characteristics that are substantially similar to other mutual funds managed by the Subadvisers. However, the asset size, portfolio composition, fees, and expenses of a Fund may be different from those of any similar fund, and performance may be better or worse. No representation is made that the Funds will perform in an equivalent manner to the similar funds. Other funds may be added or removed from the VIP Trust from time to time.

The following Funds have names that suggest a focus on a particular type of investment:
   AZL AIM International Equity Fund
   AZL Columbia Mid Cap Value Fund
   AZL Columbia Small Cap Value Fund
   AZL Columbia Technology Fund
   AZL Dreyfus Founders Equity Growth Fund
   AZL Enhanced Bond Index
   AZL Franklin Small Cap Value Fund
   AZL International Index Fund
   AZL JPMorgan Large Cap Equity Fund
   AZL JPMorgan U.S. Equity Fund
   AZL Mid Cap Index Fund
   AZL NACM International Fund
   AZL NACM International Growth Fund
   AZL NFJ International Value Fund
   AZL Oppenheimer International Growth Fund
   AZL Schroder Emerging Markets Equity Fund
   AZL Schroder International Small Cap Fund
   AZL Small Cap Index Fund
   AZL TargetPLUS Equity Fund
   AZL Turner Quantitative Small Cap Growth Fund
   AZL Van Kampen Global Real Estate Fund
   AZL Van Kampen Mid Cap Growth Fund


In accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "1940 Act"), each of these funds has adopted a policy that it will, under normal circumstances, invest at least 80% of its assets (exclusive of collateral received in connection with securities lending) in investments of the type suggested by its name. In addition, although it is not reflected in its name, the AZL Jennison 20/20 Focus Fund has adopted a policy to invest at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. For this policy, "assets" means net assets plus



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 the amount of any borrowings for investment purposes. In addition, in appropriate circumstances, synthetic investments may be included in the 80% basket. A Fund's policy to invest at least 80% of its assets in such a manner is not a "fundamental" policy, which means that it may be changed without the vote of a majority of a Fund's outstanding shares as defined in the 1940 Act. The name of each of these Funds may be changed at any time by a vote of the Trustees. However, Rule 35d-1 also requires that shareholders be given written notice at least 60 days prior to any change by a Fund of its 80% investment policy.

THE INVESTMENT OBJECTIVE OF EACH FUND, EXCEPT THE AZL MONEY MARKET FUND, MAY BE CHANGED BY THE TRUSTEES WITHOUT SHAREHOLDER APPROVAL.


The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, and AZL Schroder Emerging Markets Equity Fund (the "Multi-Class Funds"). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee (see "Distribution (12b-1) Fees" in the "Shareholder Information" section of this prospectus), while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. For certain variable annuity contracts or variable life insurance policies, Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option. Currently, only Class 2 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, and AZL JPMorgan U.S. Equity Fund are available under variable annuity contracts and variable life insurance policies that offer the Multi-Class Funds as investment options. Class 1 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, and AZL JPMorgan U.S. Equity Fund may be made available in the future to certain variable annuity contract owners and variable life insurance policy owners.


The following is a summary of certain key information that describes each Fund's objectives, principal investment strategies, principal investment risks and certain performance information.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY     AZL[R] AIM INTERNATIONAL EQUITY FUND
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AZL[R] AIM INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL AIM International Equity Fund is to provide long-term growth of capital.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Subadviser to have strong earnings momentum. The Fund invests in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the United States, emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin.

At the present time, the Fund's Subadviser intends to invest no more than 20% of the Fund's total assets in foreign companies located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of its total assets in high-grade short-term securities and debt securities, including U.S. Government obligations, investment grade corporate bonds, or taxable municipal securities, whether denominated in U.S. dollars or foreign currencies.

The Subadviser focuses on companies that have experienced above-average, long-term growth in earnings and have strong prospects for future growth. In selecting countries in which the Fund will invest, the Subadviser also considers such factors as the prospect for relative economic growth among countries or regions, economic or political conditions, currency exchange fluctuations, tax considerations, and the liquidity of a particular security. The Subadviser considers whether to sell a particular security when any of these factors materially changes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* INTEREST RATE RISK
* CONVERTIBLE SECURITIES RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                              THIS FUND MAY NOT BE
                                                                                                         APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                      * Seeking safety of
                                                                                                           principal
* Seeking to add an international stock investment to your portfolio                                     * Seeking a stable share
                                                                                                           price
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing * Investing emergency
  in foreign stocks                                                                                        reserves



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2003: 27.14%, 2004: 22.13%, 2005: 16.36%, 2006: 27.04%,
                     2007: 14.62%]


 HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2003) 14.51%
 Lowest (Q1, 2003)  -5.76%
AVERAGE ANNUAL TOTAL RETURNS

                                  INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL AIM International Equity Fund 5/1/2002               14.62%                            21.35%                   14.43%
MSCI EAFE Index                                          11.17%                            21.59%                   15.00%

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                           0.90%
 Distribution (12b-1) Fees[(1)]           0.25%
 Other Expenses[(2)]                      0.18%
 Total Annual Fund Operating Expenses     1.33%
 Fee Waiver[(3)]                          0.00%
 Net Annual Fund Operating Expenses[(3)]  1.33%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)Other expenses have been restated to reflect current expenses.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $135   $421    $729    $1,601



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                  AZL[R] BLACKROCK CAPITAL APPRECIATION FUND
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AZL[R] BLACKROCK CAPITAL APPRECIATION FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL BlackRock Capital Appreciation Fund is long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the Subadviser's opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the Subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.


Although the Subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the Subadviser's opinion, the stock reaches its price target, or when the company's future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock's valuation becomes less attractive, a significant price change occurs, or when the Subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the Subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The Subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.


For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* SELECTION RISK
* ISSUER RISK
* GROWTH STOCKS RISK
* LEVERAGE RISK
* CAPITALIZATION RISK
* CALL RISK
* CREDIT RISK
* CONVERTIBLE SECURITIES RISK
* INTEREST RATE RISK
* DERIVATIVES RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long term                * Seeking safety of principal
* Investing for long-term goals, such as retirement        * Investing for the short term or investing emergency reserves
* Can withstand volatility in the value of your investment * Looking primarily for regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2006: 1.57%, 2007: 10.92%]


HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
 Highest (Q3, 2007) 5.85%
 Lowest (Q2, 2006)  -7.54%
AVERAGE ANNUAL TOTAL RETURNS
                                                    ONE YEAR ENDED     SINCE
                                         INCEPTION DECEMBER 31, 2007 INCEPTION
 AZL BlackRock Capital Appreciation Fund 4/29/2005      10.92%        12.22%
 Russell 1000 Growth Index                              11.81%        12.35%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                      0.80%
 Distribution (12b-1) Fees                0.25%
 Other Expenses[(2)]                      0.12%
 Total Annual Fund Operating Expenses     1.17%
 Fee Waiver[(3)]                          0.00%
 Net Annual Fund Operating Expenses[(3)]  1.17%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be 1.12%.
(2)Other expenses have been restated to reflect current expenses.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
 $[___] $[___]  $[___]   $[___]



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL[R] BLACKROCK GROWTH FUND
--------------------------------------------------------------------------------

AZL[R] BLACKROCK GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL BlackRock Growth Fund is maximum long-term capital appreciation with minimum long-term risk to principal.

Under normal market conditions, the Fund invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid- and large-size companies.

The Fund seeks to invest in fundamentally sound companies that, in the Subadviser's opinion, have strong management, superior earnings growth prospects, and attractive relative valuations. The disciplined investment process uses bottom-up stock selection as the primary driver of returns. The Fund emphasizes large companies that exhibit stable growth and accelerated earnings.

While the Fund generally invests across a broad range of industries, the Subadviser may favor companies in those industries that appear to offer higher potential for long-term growth.


Although the Subadviser does not expect to make such investments as a matter of course, the Fund is permitted to invest up to 20% of total assets in other securities, such as, bonds and small-size company stocks.

The Fund generally will sell a stock when, in the Subadviser's opinion, the stock reaches its price target, or when the company's future growth prospects deteriorate, the company becomes unable to sustain earnings momentum, the stock's valuation becomes less attractive, a significant price change occurs, or when the Subadviser identifies more compelling investment opportunities elsewhere.

The Fund may, but is not required to, use derivatives by buying or selling options or futures on a security or an index of securities. The primary purpose of using derivatives is to attempt to reduce risk to the Fund as a whole by hedging, but the Subadviser may also use derivatives to maintain liquidity and commit cash pending investment. The Subadviser also may use derivatives for speculation to increase returns, but under normal market conditions generally does not expect to do so.


For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* LEVERAGE RISK
* MARKET RISK
* SELECTION RISK
* CALL RISK
* GROWTH STOCKS RISK
* FOREIGN RISK
* ISSUER RISK
* CREDIT RISK
* CONVERTIBLE SECURITIES RISK
* INTEREST RATE RISK
* DERIVATIVES RISK


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                               THIS FUND MAY NOT BE APPROPRIATE FOR
                                                                                          SOMEONE:
* Investing for long-term goals, such as retirement                                       * Needing current income
* Seeking long-term growth of capital                                                     * Seeking safety of principal
* Willing to accept the additional risk inherent in investing in a limited number of issuers

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2003: 36.48%, 2004: 8.08%, 2005: 11.06%, 2006: 0.70%,
                     2007: 15.02%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 19.45%
 Lowest (Q2, 2006)  -8.43%
AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR ENDED   FIVE YEARS ENDED DECEMBER 31, 2007   SINCE
                          INCEPTION DECEMBER 31, 2007                                    INCEPTION
AZL BlackRock Growth Fund 5/1/2002       15.02%                     13.67%                 6.72%
Russell 1000 Growth Index                11.81%                     12.11%                 6.48%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                        0.85%
 Distribution (12b-1) Fees[(2]              0.25%
 Other Expenses                             0.11%
 Total Annual Fund Operating Expenses[     ]1.21%
 Fee Waiver[(3)                            ]0.00%
 Net Annual Fund Operating Expenses[(1)(3) ]1.21%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waiver. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $123   $384    $665    $1,466


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          AZL[R] COLUMBIA MID CAP VALUE FUND
-------------------------------------------------------------------------------



AZL[R] COLUMBIA MID CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Columbia Mid Cap Value Fund seeks long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap[R] Value Index[ ]at the time of purchase (between $45 million and $16.7 billion at September 30, 2008) that the Fund's subadviser believes are undervalued and have the potential for long-term growth. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

   * Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

   * Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

   * A company's current operating margins relative to its historic range and future potential.

   * Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* CAPITALIZATION RISK
* VALUE STOCKS RISK
* SELECTION RISK
* FOREIGN RISK
* REAL ESTATE INVESTMENTS RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                              THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking to add a mid-cap value stock component to your portfolio       * Seeking safety of principal
* Able to withstand the risks associated with investing in mid-cap value * Seeking a short-term investment or investing emergency
  stocks                                                                   reserves
* Looking for a fund that emphasizes the value style of investing        * Looking primarily for regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2007: 3.85%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 5.91%
 Lowest (Q3, 2007)  -4.22%
AVERAGE ANNUAL TOTAL RETURNS

                                                        ONE YEAR ENDED     SINCE
                                             INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Columbia Mid Cap Value Fund              5/1/2006       3.85%         3.34%
Russell Midcap Value[R] Index                -1.42%         5.34%

The Fund's performance is compared to the Russell Midcap[R] Value
Index, an unmanaged index that represents the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                            0.75%
 Distribution (12b-1) Fees[(1)]            0.25%
 Other Expenses                          0.[__]%
 Total Annual Fund Operating Expenses     [___]%
 Fee Waiver[(2)]                          [___]%
 Net Annual Fund Operating Expenses[(2)]  [___]%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
 $[___] $[___]  $[___]   $[___]


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL[R] COLUMBIA SMALL CAP VALUE FUND
--------------------------------------------------------------------------------



AZL[R] COLUMBIA SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Columbia Small Cap Value Fund seeks long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index[TM ]at the time of purchase that the Fund's subadviser believes are undervalued. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund may invest up to 20% of total assets in foreign securities.

The Fund's subadviser combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund's portfolio. The Fund's subadviser considers, among other factors:

   * Businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

   * Various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Fund's subadviser believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

   * A company's current operating margins relative to its historic range and future potential.

   * Potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund's subadviser may sell a security when the security's price reaches a target set by the subadviser, if the subadviser believes that there has been deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive, or for other reasons.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* VALUE STOCKS RISK
* CAPITALIZATION RISK
* MANAGEMENT RISK
* FOREIGN RISK
* INDUSTRY SECTOR RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                          THIS FUND MAY NOT BE
                                                                                                     APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                  * Seeking to avoid market risk
                                                                                                       and volatility
* Seeking long-term growth of capital                                                                * Unwilling to accept the
                                                                                                       greater risks associated
                                                                                                       with small capitalization
                                                                                                       companies
* Willing to accept the risk associated with investing in undervalued smaller-capitalization stocks  * Investing for the short-term
  for the potential reward of greater capital appreciation                                             or investing emergency
                                                                                                       reserves

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

[BAR CHART GRAPHIC - 2005: 3.39%, 2006: 13.40%, 2007: -8.24%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 10.41%
 Lowest (Q4, 2007)  -8.14%





_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                                       ONE YEAR ENDED     SINCE
                                            INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Columbia Small Cap Value Fund (Class 2) 5/3/2004       -8.24%         7.63%
Russell 2000 Value Index                                   -9.78%         9.75%

The performance of Class 2 shares of the Fund is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                            CLASS 2
 Management Fee[(1)]                          0.90%
 Distribution (12b-1) Fees[(2)               ]0.25%
 Other Expenses                             0.[__]%
 Total Annual Fund Operating Expenses        [___]%
 Fee Waiver[(3)]                              0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  [___]%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 2 shares to 1.35% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 2 $[___] $[___]  $[___]  $[____]


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL[R] COLUMBIA TECHNOLOGY FUND
-------------------------------------------------------------------------------



AZL[R] COLUMBIA TECHNOLOGY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Columbia Technology Fund is capital appreciation.

Under normal market conditions, the Fund invests at least 80% of its total net assets, plus any borrowings for investment purposes, in stocks of technology companies that may benefit from technological improvements, advancements or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services. The Fund will notify shareholders at least 60 days prior to any changes in this policy.

The Fund invests mainly in common stocks of U.S. and foreign technology companies that the Subadviser believes have, or will develop, products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts. The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund's current focus includes companies from the following industries:
* biotechnology,
* cable and network broadcasting,
* communications,
* computer hardware,
* computer services and software,
* consumer electronics,
* defense,
* medical devices,
* pharmaceutical, and
* semiconductors.

The Fund may also invest in securities convertible into or exercisable for stock, including preferred stock, warrants and debentures, and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and NASDAQ-listed foreign securities.

The Fund may engage in frequent trading in order to achieve its investment objectives.

The Fund may also invest in other securities for temporary defensive purposes, or when cash is temporarily available. For more information, please see the discussion under the heading "Temporary Defensive Positions" in the section titled "More About the Funds" later in this prospectus.


For more information about Temporary Defensive Positions, see "More About the Funds."



PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* SELECTION RISK
* MARKET RISK
* ISSUER RISK
* INDUSTRY SECTOR RISK
* GROWTH STOCKS RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* INITIAL PUBLIC OFFERINGS RISK
* LIQUIDITY RISK
* CONVERTIBLE SECURITIES RISK
* DERIVATIVES RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                     * Needing
                                                                                                                          current
                                                                                                                          income
* Seeking long-term capital appreciation                                                                                * Seeking
                                                                                                                          safety of
                                                                                                                          principal
* Willing to assume the greater risks of share price fluctuations that are typical for an aggressive growth fund focusing on the stocks of emerging technology companies

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002:-41.13%, 2003: 41.96%, 2004: -4.33%, 2005: 0.70%,
                     2006: 2.56%, 2007: 22.75%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 18.56%
 Lowest (Q3, 2002)  -26.82%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                             INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007   SINCE
                                                                                                           INCEPTION
AZL Columbia Technology Fund 11/5/2001              22.75%                            11.48%                 1.43%
S&P 500 Index                                        5.49%                            12.83%                 6.94%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index") The S&P 500[R]
Index is an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                           0.80%
 Distribution (12b-1) Fees[(1)]           0.25%
 Other Expenses                           0.15%
 Total Annual Fund Operating Expenses     1.20%
 Fee Waiver[(2)]                          0.00%
 Net Annual Fund Operating Expenses[(2)]  1.20%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $122   $381    $660    $1,455


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                 AZL[R] DAVIS NY VENTURE FUND
--------------------------------------------------------------------------------



AZL[R] DAVIS NY VENTURE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Davis NY Venture Fund is long-term growth of capital.

Under normal circumstances, the Fund invests the majority of its assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The Subadviser tries to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. The Subadviser aims to invest in such businesses when they are trading at a discount to their intrinsic worth.

The Subadviser selects companies with the intention of owning their stocks for the long term. The Fund has the ability to invest a limited portion of its assets in companies of any size, to invest in foreign securities, and to invest in non-equity securities. The Subadviser considers selling securities if it believes the stock's market price exceeds the Subadviser's estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* HEADLINE RISK
* INDUSTRY SECTOR RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:           THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking long-term growth of capital                 * Worried about the possibility of sharp price swings and dramatic market declines
* More comfortable with established, well-known       * Interested in earning current income
  companies
* Investing for the long term                         * Investing for the short term


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

[BAR CHART GRAPHIC - 2002: -24.18, 2003: 29.43%, 2004: 10.56%, 2005: 9.68%,
                     2006: 13.91%, 2007: 4.15%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 16.61%
 Lowest (Q3, 2002)  -17.49%
AVERAGE ANNUAL TOTAL RETURNS

                                               ONE YEAR ENDED   FIVE YEARS ENDED    SINCE
                                    INCEPTION DECEMBER 31, 2007 DECEMBER 31, 2007 INCEPTION
AZL Davis NY Venture Fund (Class 2) 11/5/2001       4.15%            13.24%         6.55%
Russell 1000 Value Index                           -0.17%            14.63%         9.80%

The performance of Class 2 shares of the Fund is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
Fees and Expenses are presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                            CLASS 2
 Management Fee[(1)]                         0.75%
 Distribution (12b-1) Fees[(2)]              0.25%
 Other Expenses                              0.09%
 Total Annual Fund Operating Expenses        1.09%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.09%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assts and 0.70% on assets over $100 million for the period from December 1, 2007, through November 23, 2008, and to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $400 million, and 0.65% on assets over $500 million through April 30, 2010.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 2 shares to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 2  $111   $347    $601    $1,329



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARYAZL[R]                    DREYFUS FOUNDERS EQUITY GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Dreyfus Founders Equity Growth Fund is long-term growth of capital and income.

To pursue this goal, the Fund invests primarily in common stocks of large, well-established and mature companies. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks that are included in a widely recognized index of stock market performance. While a significant portion of these stocks normally would be expected to pay regular dividends, it may invest in non-dividend paying companies if they offer better prospects for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy. The Fund defines large capitalization as companies with market capitalizations within the range of the Russell 1000 Growth Index, which is the large cap Russell index used by the Fund for comparative purposes. At times, the Fund may overweight or underweight certain industry sectors relative to its benchmark index. The Fund may also invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its net assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade.

The Subadviser manages the Fund using a "growth style" of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. The Subadviser uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. The Subadviser goes beyond Wall Street analysis and performs intensive qualitative and quantitative in-house research to determine whether companies meet its investment criteria.

The Subadviser continually monitors the securities in the Fund's portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. The Subadviser also may sell a security if an event occurs that contradicts the Subadviser's rationale for owning it, such as a deterioration in the company's financial fundamentals. In addition, the Subadviser may sell a security if better investment opportunities emerge elsewhere. The Subadviser also may liquidate a security if the Subadviser changes the Fund's industry or sector weightings.

The Fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

The Fund may engage in frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* INDUSTRY SECTOR RISK
* FOREIGN RISK
* DIVIDEND RISK
* CURRENCY RISK
* DERIVATIVE RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                 * Seeking safety of principal
* Seeking income and growth of capital                              * Investing for the short-term or investing emergency reserves
* Seeking to add a large capitalization component to your portfolio

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, 5 years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -30.70%, 2003: 24.25%, 2004: 7.72%, 2005: 4.56%,
                     2006: 12.93%, 2007: 8.75%]




    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 12.08%
 Lowest (Q2, 2002)  -16.12%




_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                        INCEPTION  ONE YEAR ENDED   FIVE YEARS ENDED  SINCE INCEPTION
                                                  DECEMBER 31, 2007 DECEMBER 31, 2007
AZL Dreyfus Founders Equity Growth Fund 11/5/2001       8.75%            11.44%            3.78%
Russell 1000 Growth Index                              11.81%            12.11%            5.12%

The Fund's performance is compared to the Russell 1000 Growth Index, an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                           0.77%
 Distribution (12b-1) Fees[(1)]           0.25%
 Other Expenses[(2)]                      0.16%
 Total Annual Fund Operating Expenses     1.18%
 Fee Waiver[(3)]                          0.00%
 Net Annual Fund Operating Expenses[(3)]  1.18%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)Other expenses have been restated to reflect current expenses.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010 The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $120   $375    $649    $1,432



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL[R] ENHANCED BOND INDEX FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Enhanced Bond Index Fund seeks to exceed the total return of the Barclays Capital U.S. Aggregate Bond Index ("Barclays Aggregate Index").

The Fund generally invests in a combination of corporate and asset-back securities in an amount that is within 40% of the weightings in the Barclays Aggregate Index, in government securities in an amount that is within 30% of the weightings in the Index, and in mortgage securities in an amount that is within 30% of the weightings in the Index. Eligible investments for the Fund include the following:

.. U.S. Treasury and agency securities;
.. Agency and non-agency mortgage-backed securities back by loans secured by
   residential, multifamily, and commercial   properties;
.. Obligations of U.S. and foreign corporations;
.. Obligations of foreign governments and supranational entities, such as the World Bank;
.. Asset-backed securities;
.. Municipal bonds, both taxable and tax-exempt;
.. Preferred stock, including non-convertible preferred stock ;
.. Cash equivalent securities (any security that has an effective duration under one year, a weighted average life of less than one year, and spread duration less than one year).
Securities must be rated investment grade or better at the time of purchase. The Fund will have a targeted duration within a band of {plus-minus}10% around the duration of the Barclays Aggregate Index. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund's assets may be invested in the securities of a single issuer.

The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* INTEREST RATE RISK
* CREDIT RISK
* PREPAYMENT RISK
* EXTENSION RISK
* LIQUIDITY RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* DERIVATIVES RISK
* INDEX FUND RISK
* FOREIGN RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on _______________, 2009, and has not had a full calendar year of operations.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.70%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.70%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.70% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.


 1 YEAR 3 YEARS
   $       $


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                   AZL[R] FIRST TRUST TARGET DOUBLE PLAY FUND
--------------------------------------------------------------------------------

AZL[R] FIRST TRUST TARGET DOUBLE PLAY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL First Trust Target Double Play Fund is total return.

The Fund seeks to achieve its objective by investing in the common stocks of companies that are identified by a model based on two separate strategies. Approximately one-half of the common stocks in the Fund's portfolio are selected using The Dow[R] Target Dividend Strategy, and the other one-half are selected using the Value Line[R] Target 25 Strategy. While both of these strategies seek to provide above-average total return, each strategy follows a different principal investment strategy. Because different investments often react differently to economic and market changes, diversifying among investments that have a low correlation to each other has the potential to enhance returns and help reduce overall investment risk. The Fund's investment model has been developed to achieve this kind of diversification.

The securities for each strategy are selected only once annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. First Trust Advisors L.P. ("First Trust") serves as the Fund's Subadviser for both strategies and generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the two strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected through application of the investment strategy described above, First Trust will depart from the Fund's investment strategy in order to comply with this limitation. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the investment strategy.

The performance of the Fund will depend on First Trust's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE DOW[R] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow[R] Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index[SM] that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.

First Trust selects the common stocks of the 20 companies in the following manner:
* Starting with the 100 stocks in the Dow Jones Select Dividend Index[SM], First Trust ranks the stocks from best (1) to worst (100) based on two factors:
  * Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
  * Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE[R] TARGET 25 STRATEGY
The Value Line[R] Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value
Line[R] gives a #1 ranking for "Timeliness[R]" based on the Value Line Investment Survey[R]. The 25 stocks are selected on the basis of certain positive financial attributes. Value Line[R] ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness[R], which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line[R] bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line[R] has announced will be removed from Value Line's #1 ranking for Timeliness[R] will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
* Starting with the 100 stocks to which Value Line[R] gives the #1 ranking for Timeliness[R], First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
* First Trust then ranks the remaining stocks from best (1) to worst (100) on the following four factors:
  *  6-month price appreciation, and
  *  12-month price appreciation, and
  *  Return on assets, and
  *  Price to cash flow.
* The First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.

The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line[R] Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

The Fund may engage in frequent trading in order to achieve its investment objectives.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* LIMITED MANAGEMENT RISK
* INVESTMENT STRATEGY RISK
* FOREIGN RISK
* CURRENCY RISK
* FOCUSED INVESTMENT RISK
* CAPITALIZATION RISK
* NON-DIVERSIFICATION
* DIVIDEND RISK
* LICENSE TERMINATION RISK
* PORTFOLIO TURNOVER
* ISSUER RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:               THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement       * Looking primarily for regular income
* Seeking long-term growth of capital                     * Seeking safety of principal
* More comfortable with established, well-known companies

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[BAR CHART GRAPHIC - 2007: 8.47%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2007) 4.23%
 Lowest (Q4, 2007)  -1.91%
AVERAGE ANNUAL TOTAL RETURNS
                                                     ONE YEAR ENDED     SINCE
                                         INCEPTION  DECEMBER 31, 2007 INCEPTION
 AZL First Trust Target Double Play Fund 12/27/2006       8.47%         7.51%
 S&P 500 Index                                            5.49%         4.82%

The Fund's performance is compared to the S&P 500 Index, an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                      0.60%
 Distribution (12b-1) Fees[(2]            0.25%
 Other Expenses                           0.18%
 Total Annual Fund Operating Expenses     1.03%
 Fee Waiver[(3)]                          0.24%
 Net Annual Fund Operating Expenses[(3)]  0.79%



(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2010.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $81    $304    $545    $1,238



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                         AZL[R] FRANKLIN SMALL CAP VALUE FUND
--------------------------------------------------------------------------------



AZL[R] FRANKLIN SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Franklin Small Cap Value Fund is long-term total return.

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in investments of small capitalization companies. Small capitalization companies are companies with market capitalizations similar to those that comprise the Russell 2500[R] Index at the time of purchase. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

The Fund invests in equity securities that the Subadviser believes are currently undervalued and have the potential for capital appreciation. Common stocks, preferred stocks, and convertible securities are examples of equity securities. In choosing investments that are undervalued, the Fund's Subadviser focuses on companies that have one or more of the following characteristics:
* Stock prices that are low relative to current, or historical or future earnings, book value, cash flow, or sales - all relative to the market, a company's industry or a company's earnings growth;
* Recent sharp price declines (fallen angels) but still have growth potential in the Subadviser's opinion;
* Valuable intangibles not reflected in the stock price such as franchises, distribution networks or market share for particular products or services, underused or understated assets or cash, or patents and trademarks.

A stock price is undervalued when it is less than the price at which the Subadviser believes it would trade if the market reflected all factors relating to the company's worth. The Subadviser may consider a company to be undervalued in the marketplace relative to its underlying asset values because of overreaction by investors to unfavorable news about a company, an industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company. The types of companies the Fund may invest in include those that are attempting to recover from business setbacks or adverse events (turnarounds) or cyclical downturns.

In addition to price, the Fund, in choosing an investment, may consider a variety of other factors that may identify the issuer as a potential turnaround candidate or takeover target, such as ownership of valuable franchises, trademarks or trade names, control of distribution networks and market share for particular products. Purchase decisions may also be influenced by income, company buy-backs, and insider purchases and sales.

The Fund may invest a significant portion of its assets in the financial services sector. The Fund may invest up to 25% of its total assets in foreign securities.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* VALUE STOCKS RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CAPITALIZATION RISK
* INDUSTRY SECTOR RISK
* LIQUIDITY RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                     * Seeking to
                                                                                                                          avoid
                                                                                                                          market
                                                                                                                          risk and
                                                                                                                          volatility
* Seeking long-term growth of capital                                                                                   * Investing
                                                                                                                          for the
                                                                                                                          short-term
                                                                                                                          or
                                                                                                                          investing
                                                                                                                          emergency
                                                                                                                          reserves
* Willing to accept the additional risk associated with investing in undervalued small capitalization securities for the potential reward of greater capital appreciation

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[BAR CHART GRAPHIC - 2004:23.10%, 2005: 7.03%, 2006: 15.41%, 2007: -4.37%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 11.85%
 Lowest (Q4, 2007)  -7.52%
AVERAGE ANNUAL TOTAL RETURNS
                                               ONE YEAR ENDED     SINCE
                                   INCEPTION  DECEMBER 31, 2007 INCEPTION
 AZL Franklin Small Cap Value Fund 05/01/2003      -4.37%        14.31%
 Russell 2000 Value Index                          -9.78%        16.06%

The Fund's performance is compared to the Russell 2000 Value Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect




_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                           0.75%
 Distribution (12b-1) Fees[(1]            0.25%
 Other Expenses                           0.11%
 Total Annual Fund Operating Expenses     1.11%
 Fee Waiver[(2)]                          0.00%
 Net Annual Fund Operating Expenses[(2)]  1.11%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2009. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $113   $353    $612    $1,352


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY         AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGYPLUS FUND
--------------------------------------------------------------------------------




AZL[R] FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Franklin Templeton Founding Strategy Plus Fund's principal goal is long-term capital appreciation, with income as a secondary goal.

The Fund seeks to achieve its goal by investing in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. Two of the strategies invest primarily in U.S. and foreign equity securities and the other two invest in U.S. and foreign fixed-income securities. The investment policies of the four strategies are described below in the section called "Information About the Strategies." The Fund generally makes equal allocations (approximately 25%) of its assets to the following four strategies:
  *  Mutual Shares Strategy
  *  Templeton Growth Strategy
  *  Franklin Income Strategy
  *  Templeton Global Bond Strategy
The investment results of the individual strategies will vary. As a result, the percentage allocations to the strategies will be monitored daily by the Fund's administrator. The allocations to the strategies will generally not exceed plus or minus 3% of the pre-determined fixed allocation percentages.

The Fund may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Fund may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Fund's investment performance and may limit the Fund's ability to benefit from rising markets while protecting the Fund in declining markets. The Fund may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes or in anticipation of shareholder redemptions, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INFORMATION ABOUT THE STRATEGIES
The following briefly describes the investment goals and strategies of the strategies. The Manager may recommend additional or different strategies for investment, without seeking the approval of shareholders.

MUTUAL SHARES STRATEGY
The investment objective of the Mutual Shares Strategy is capital appreciation, which may occasionally be short-term, with income as a secondary goal. The strategy invests primarily in equity securities, including securities convertible into, or that the strategy's subadviser expects to be exchanged for, common or preferred stock, of U.S. and foreign companies that the subadviser believes are available at market prices less than their "intrinsic value," which is the subadviser's estimate of their value based on certain recognized or objective criteria. Following this value oriented investment approach, the Mutual Shares Strategy invests primarily in undervalued securities and, to a lesser extent, in risk arbitrage securities and distressed companies. "Risk arbitrage securities" are securities of companies involved in restructurings, such as mergers, acquisitions, consolidations, liquidations, spin-offs, or tender or exchange offers. The equity portion of the strategy's investments is predominantly mid- and large-cap companies. The strategy may invest up to 35% of its assets in foreign securities.

TEMPLETON GROWTH STRATEGY
The investment objective of the Templeton Growth Strategy is long-term capital growth. Under normal market conditions, the strategy invests primarily in the equity securities of companies located anywhere in the world, including emerging


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 markets. Additionally, depending upon current market conditions, the strategy may invest up to 25% of its total assets in debt securities of companies and governments located anywhere in the world. The strategy may also use investments in derivatives as a means to seek to protect its assets, implement a cash or tax management strategy, or enhance its returns. In selecting equity investments, the strategy's subadviser applies a "bottom up," value oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value, and cash flow potential. The subadviser also considers a company's price/earnings ratio, price/cash flow ratio, profit margins, and liquidation value.

FRANKLIN INCOME STRATEGY
The investment objective of the Franklin Income Strategy is to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the strategy invests in a diversified portfolio of debt and equity securities. The strategy seeks income by selecting investments such as corporate, foreign, and U.S. Treasury bonds, as well as stocks with attractive dividend yields. In its search for growth opportunities, the strategy maintains the flexibility to invest in common stocks of companies from a variety of industries, such as utilities, oil, gas, real estate, and consumer goods. The strategy's subadviser searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. The strategy may invest without limit in securities rated below investment grade and may invest up to 25% of its assets in foreign securities.

TEMPLETON GLOBAL BOND STRATEGY
The investment objective of the Templeton Global Bond Strategy is current income with capital appreciation and growth of income. The strategy invests at least 80% of its net assets in debt securities of any maturity, such as bonds, notes, bills, and debentures. In addition, the strategy's assets will be invested in issuers located in at least three countries, including the U.S. The strategy predominantly invests in bonds issued by companies, government, and government agencies located anywhere in the word. The strategy may also invest a significant portion of its assets in emerging markets. Although the strategy may buy bonds rated in any category, it focuses on investment grade bonds. These are issues rated in the top four rating categories by independent rating agencies, such as S&P or Moody's, or, if unrated, determined by the fund's subadviser to be comparable. The strategy may invest up to 25% of its total assets in bonds that are rated below investment grade.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following principal risks, which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* VALUE STOCKS RISK
* INTEREST RATE RISK
* CREDIT RISK
* SECURITY QUALITY RISK
* LIQUIDITY RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CURRENCY RISK
* CONVERTIBLE SECURITIES RISK
* SPECIAL SITUATIONS RISK
* INDUSTRY SECTOR RISK
* INCOME RISK
* LOAN RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                   THIS FUND MAY NOT BE
                                                                                                              APPROPRIATE FOR
                                                                                                              SOMEONE:
* Investing for long-term goals, such as retirement                                                           * Seeking a short-term
                                                                                                                investment
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in   * Investing in
  foreign stocks and bonds                                                                                      emergency reserves
* Seeking income and growth of capital

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on _____________, 2009, and has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.70%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.25%
 Total Annual Fund Operating Expenses    1.20%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.20%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $__    $___




_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL[R] INTERNATIONAL INDEX FUND
-------------------------------------------------------------------------------



AZL[R] INTERNATIONAL INDEX FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE[R] Index") as closely as possible.

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the MSCI EAFE Index.

The Fund does not necessarily invest in all of the securities in the MSCI EAFE Index, or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to those of the MSCI EAFE Index as a whole.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* FOREIGN RISK
* INDEX FUND RISK
* DERIVATIVES RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on ______________, 2009, and has not had a full calendar year of operations.




_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.70%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.70%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.70% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
   $       $



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                             AZL[R] JENNISON 20/20 FOCUS FUND
--------------------------------------------------------------------------------



AZL[R] JENNISON 20/20 FOCUS FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Jennison 20/20 Focus Fund is long-term growth of capital. This means that the Subadviser seeks investments whose prices will increase over several years.

The Fund normally invests at least 80% of its total assets in approximately 40 (which may range up to 45) equity and equity-related securities of companies that the Subadviser believes have strong capital appreciation potential. The Fund's strategy is to combine the efforts of two portfolio managers with different styles and to invest in stocks in which the portfolio managers have a high level of conviction for outperformance in the intermediate and long term with limited downside potential in the short term. The Fund's growth portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity and a strong balance sheet. These companies generally trade at high prices relative to their current earnings. The Fund's value portfolio manager invests in companies that exceed $1 billion in market capitalization at the time of investment which are selling at a price that is low relative to a company's earnings, assets, cash flow and dividends.

The Fund primarily invests in common stocks, nonconvertible preferred stocks and convertible securities. Equity-related securities in which the Fund also invests include ADRs; warrants and rights that can be exercised to obtain stock; investments in various types of business ventures, including partnerships and joint ventures; securities of real estate investment trusts ("REITs"); and similar securities. Convertible securities are securities - like bonds, corporate notes and preferred stocks - that the Subadviser can convert into the company's common stock, cash value of common stock, or some other equity security. The Subadviser may buy common stocks of companies of every size - small-, medium- and large-capitalization - although the Fund's investments are mostly in medium- and large-capitalization stocks.

Over the long term, there will be an approximately equal division of the Fund's assets between the two portfolio managers. All daily cash inflows (that is, purchases and reinvested distributions) and outflows (that is, redemptions and expense items) will be divided between the two portfolio managers as the Subadviser deems appropriate. There will be a periodic rebalancing of each segment's assets to take account of market fluctuations in order to maintain the appropriate allocation. As a consequence, the Subadviser may reallocate assets from the portfolio segment that has appreciated more to the other segment.

The Fund may engage in frequent trading in order to achieve its investment objectives.

Reallocations may result in additional costs since sales of securities will result in higher portfolio turnover. Also, because each portfolio manager selects portfolio securities independently, it is possible that a security held by one portfolio segment may also be held by the other portfolio segment of the Fund or that the two portfolio managers may simultaneously favor the same industry. In addition, if one portfolio manager buys a security as the other portfolio manager sells it, the net position of the Fund in the security may be approximately the same as it would have been with a single portfolio and no such sale and purchase, but the Fund will have incurred additional costs. The Subadviser will consider the timing of any reallocations based upon the best interests of the Fund and its shareholders. To maintain the Fund's federal income tax status as a regulated investment company, the Subadviser also may have to sell securities on a periodic basis and the Fund could realize capital gains that would not have otherwise occurred.

In addition to the principal strategies, the Fund may also use the following investments and strategies to try to increase the Fund's returns or protect its assets if market conditions warrant: foreign securities, money market instruments, repurchase agreements, REITs, initial public offerings U.S. Government Securities, derivatives and short sales. The Fund may hold up to 15% of its net assets in illiquid securities.

The Subadviser considers selling or reducing a stock position when, in the opinion of the portfolio manager, the stock has an unfavorable change in fundamentals; valuation is realized or exceeded; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* SELECTION RISK
* FOCUSED INVESTMENT RISK
* VALUE STOCKS RISK
* GROWTH STOCKS RISK
* INITIAL PUBLIC OFFERINGS RISK
* PORTFOLIO TURNOVER
* FOREIGN RISK
* CONVERTIBLE SECURITIES RISK
* DERIVATIVES RISK
* REAL ESTATE INVESTMENTS RISK
* CREDIT RISK
* INTEREST RATE RISK
* LIQUIDITY RISK
* ISSUER RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                 THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                         * Seeking a stable share price
* Seeking to invest in companies with strong capital appreciation potential * Investing emergency reserves
* Able to withstand volatility in the value of your investment              * Looking primarily for income



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
[BAR CHART GRAPHIC - 2006: 12.79%, 2007: 10.73%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2006) 6.18%
 Lowest (Q2, 2006)  -3.18%
AVERAGE ANNUAL TOTAL RETURNS
                                          ONE YEAR ENDED     SINCE
                               INCEPTION DECEMBER 31, 2007 INCEPTION
 AZL Jennison 20/20 Focus Fund 4/29/2005      10.73%        17.63%
 S&P 500 Index                                 5.49%        11.43%
 Russell 1000 Index                            5.77%         7.56

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                         0.77%
 Distribution (12b-1) Fees[(2)]              0.25%
 Other Expenses                              0.10%
 Total Annual Fund Operating Expenses        1.12%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.12%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on assets over $100 million through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $114   $356    $617    $1,363


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                       AZL[R] JPMORGAN LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL JPMorgan Large Cap Equity Fund is long-term growth of capital.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company' shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund's Subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance. The Fund will notify shareholders at least 60 days prior to any changes in this policy.

Within each sector, the Fund focuses on those equity securities that the Subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the Subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the Subadviser employs a three-step process that combines research, valuation, and stock selection.

The Subadviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the Subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued th company. The valuation rankings are produced using a variety of models that quantify the research team's findings.

The Subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the Subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

* Catalysts that could trigger a rise in a stock's price;
* High potential reward compared to potential risk; and
* Temporary mispricings cause by apparent market overreactions.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

For more information about Temporary Defensive Positions, see "More About the Funds."



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* SELECTION RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* DERIVATIVES RISK
* REAL ESTATE INVESTMENTS RISK
* INVESTMENTS IN POOLED VEHICLES RISK
* PORTFOLIO TURNOVER
* ISSUER RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                            THIS FUND MAY
                                                                                                                       NOT BE
                                                                                                                       APPROPRIATE
                                                                                                                       FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                    * Pursuing an
                                                                                                                         aggressive
                                                                                                                         high growth
                                                                                                                         investment
                                                                                                                         strategy
* Seeking income and growth of capital                                                                                 * Seeking a
                                                                                                                         stable
                                                                                                                         share price
* Pursuing a balanced approach to investments in both growth-and income-producing securities and willing to accept the * Investing
  risks associated with investing in mid to large cap stocks                                                           emergency
                                                                                                                       reserves

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE BAR CHART AND TABLE
[BAR CHART GRAPHIC - 2002: -18.88%, 2003: 25.89%, 2004: 15.15%, 2005: 6.27%,
                     2006: 6.71%, 2007: -6.19%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2004) 15.90%
 Lowest (Q3, 2002)  -14.41%
AVERAGE ANNUAL TOTAL RETURNS

                                   INCEPTION  ONE YEAR ENDED   FIVE YEARS ENDED    SINCE
                                             DECEMBER 31, 2007 DECEMBER 31, 2007 INCEPTION
AZL JPMorgan Large Cap Equity Fund 11/5/2001      -6.19%             9.05%         3.98%
S&P 500[R] Index                    5.49%            12.83%         6.94%
Russell 1000 Index                                 5.77%            13.43%         7.56%

The Fund's performance is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index") and the Russell 1000 Index. The
S&P 500[R] Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000 Index measures the performance of 1000 largest companies found in the Russell universe, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                            0.75%
 Distribution (12b-1) Fees[(1)]            0.25%
 Other Expenses                          0.[__]%
 Total Annual Fund Operating Expenses     [___]%
 Fee Waiver[(2)]                          [___]%
 Net Annual Fund Operating Expenses[(2)]  [___]%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $111   $347    $601    $1,329

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                            AZL[R] JPMORGAN U.S. EQUITY FUND
--------------------------------------------------------------------------------



AZL[R] JPMORGAN U.S. EQUITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL JPMorgan U.S. Equity Fund is a high total return.

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies. The Fund primarily invests in large- and medium-capitalization U.S. companies. Market capitalization is the total market value of a company' shares. Sector by sector, the Fund's weightings are similar to those of the S&P 500 Index. The Fund's Subadviser may moderately underweight or overweight sectors when it believes doing so will benefit performance. The Fund will notify shareholders at least 60 days prior to any changes in this policy.

Within each sector, the Fund focuses on those equity securities that the Subadviser considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Subadviser seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the S&P 500 Index, the Subadviser seeks to limit the Fund's volatility to that of the overall market, as represented by this index.

Equity securities in which the Fund primarily invests include common stocks, depositary receipts, exchange-traded funds (ETFs), and real estate investment trusts (REITs). An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad market indexes, but also more specific indexes as well, including those relating to particular sectors, markets, regions, and industries. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans relate to real estate.

Derivatives, which are instruments that have a value based on another instrument, exchange rate, or index, may be used as substitutes for securities in which the Fund can invest. The Subadviser may use futures contracts, options, swaps, and other derivatives as tools in the management of portfolio assets. The Subadviser may use derivatives to hedge various investments and for risk management.

In managing the Fund, the Subadviser employs a three-step process that combines research, valuation, and stock selection.

The Subadviser takes an in-depth look at company prospects over a relatively long period - often as much as five years - rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential.

The research findings allow the Subadviser to rank the companies in each sector group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced using a variety of models that quantify the research team's findings.

The Subadviser then buys and sells equity securities for the Fund according to its own policies, using the research and valuation rankings as a basis. In general, the Subadviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

  *  Catalysts that could trigger a rise in a stock's price;
  *  High potential reward compared to potential risk; and
  *  Temporary mispricings cause by apparent market overreactions.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

For temporary defensive purposes or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

For more information about Temporary Defensive Positions, see "More About the Funds."


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* CREDIT RISK
* INTEREST RATE RISK
* SECURITY QUALITY RISK
* FREQUENT TRADING

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                          THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                  * Looking primarily for regular income
* Willing to assume the risks of short-term share price fluctuations * Seeking safety of principal

PERFORMANCE INFORMATION
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

 PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)

[BAR CHART GRAPHIC - 2005: 5.45%, 2006: 14.59%, 2007:3.80%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2006) 6.47%
 Lowest (Q4, 2007)  -5.34%
AVERAGE ANNUAL TOTAL RETURNS
                                                    ONE YEAR ENDED     SINCE
                                         INCEPTION DECEMBER 31, 2007 INCEPTION
 AZL JPMorgan U.S. Equity Fund (Class 2) 5/3/2004        3.80%         8.80%
 S&P 500[R] Index                         5.49%        10.02%
 Russell 1000 Index                                      5.77%         7.56%

The performance of Class 2 shares of the Fund is compared to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500[R] Index"), an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
Fees and expenses are presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                            CLASS 2
 Management Fee[(1)]                         0.80%
 Distribution (12b-1) Fees[(2)]              0.25%
 Other Expenses                              0.15%
 Total Annual Fund Operating Expenses        1.20%
 Fee Waiver[(3)]                             0.00%
 Net Annual Fund Operating Expenses[(1)(3)]  1.20%

(1)The Manager and the Fund Have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 2 shares to 1.20% through April 30, 2010 The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 2  $122   $381    $660    $1,455


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                  AZL[R] MID CAP INDEX FUND
-------------------------------------------------------------------------------

AZL[R] MID CAP INDEX FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Mid Cap Index Fund seeks to match the performance of the Standard & Poor's MidCap 400[R] Index ("S&P 400 Index") as closely as possible.

The Fund employs a passive management approach, investing in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 400 Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The S&P 400 Index is a market-weighted index composed of approximately 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. As of December 31, 2008, the market capitalizations of companies in the S&P 400 Index ranged from $87 million to $4.7 billion.

The Fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings as the securities have in the index. The Fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the S&P 400 Index as a whole.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* CAPITALIZATION RISK
* INDEX FUND RISK
* DERIVATIVES RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on _____________, 2009, and has not had a full calendar year of operations.




_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.25%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.10%
 Total Annual Fund Operating Expenses    0.60%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.60%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.60% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
   $       $


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                     AZL[R] MONEY MARKET FUND
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Money Market Fund is current income consistent with stability of principal, which may not be changed without shareholder approval.

In pursuit of its goal, the Fund invests in a broad range of short-term, high-quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. Under normal market conditions, at least 25% of the Fund's total assets will be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations.
Specifically, the Fund may invest in:
1)U.S. dollar-denominated obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets of more than $1 billion (including obligations of foreign branches of such banks).
2)High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers rated (at the time of purchase) A-2 or higher by Standard and Poor's, Prime-2 or higher by Moody's or F-2 or higher by Fitch, as well as high quality corporate bonds rated A or higher at the time of purchase by those rating agencies.
3)Unrated notes, paper and other instruments that are determined by the Subadviser to be of comparable quality to the instruments described above.
4)Asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables).
5)Securities issued or guaranteed by the U.S. Government or by its agencies or authorities.
6)Dollar-denominated securities issued or guaranteed by foreign governments or their political subdivisions, agencies or authorities.
7)Repurchase agreements relating to the above instruments.

8)Funding agreements, state and local debt issues, and municipal securities guaranteed by the U.S. government.

The Fund is subject to the quality, diversification and other requirements of Rule 2a-7 under the 1940 Act, including the requirement to invest at least 95% of its total assets in the securities of issuers with the highest credit rating, with the remainder invested in securities with the second-highest credit rating. The Fund is subject to certain federal rules which require it to:
* maintain an average dollar-weighted portfolio maturity of 90 days or less
* buy individual securities that have remaining maturities of 397 days or less
* invest only in high-quality, dollar-denominated, short-term obligations.

The Fund seeks to maintain a net asset value of $1.00 per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.


PRINCIPAL INVESTMENT RISKS
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* INTEREST RATE RISK
* CREDIT RISK
* MARKET RISK
* INCOME RISK
* INDUSTRY SECTOR RISK
* ISSUER RISK
* FOREIGN RISK
* LIQUIDITY RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU:       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Are seeking preservation of capital         * Seeking high total returns
* Have a low risk tolerance                   * Pursuing a long-term goal or investing for retirement
* Have a short term investing horizon or goal

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Money Market Fund may also become extremely low and possibly negative.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2001: 3.27%, 2002: 0.84%, 2003: 0.34%, 2004: 0.67%,
                     2005:2.57%, 2006: 4.43%, 2007: 4.79%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2001) 1.24%
 Lowest (Q1, 2004)  0.07%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                     INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 5 YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Money Market Fund                2/1/2000               4.79%                            2.55%                   2.78%
Three Month U.S. Treasury Bill Index                        4.40%                            2.90%                   3.16%

The seven-day yield for the period ended December 31, 2007 was 4.35%. For the Fund's current 7-day yield, telephone 877-833-7113 toll-free


The Fund's performance is compared to the three-month U.S. Treasury Bill Index. The Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.35%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.09%
 Total Annual Fund Operating Expenses    0.69%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 0.69%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.87% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $70    $221    $384     $859


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                               AZL[R] NACM INTERNATIONAL FUND
--------------------------------------------------------------------------------



AZL[R] NACM INTERNATIONAL FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL NACM International Fund seeks maximum long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the developed countries represented in the Fund's benchmark, the Morgan Stanley Capital International Europe Australasia Far East ("MSCI EAFE") Index.

In pursuit of the Fund's goal, the Subadviser normally invests at least 75% of the Fund's net assets in equity securities. The Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are located outside the U.S. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Fund may invest up to 20% of its assets in U.S. companies.

The Subadviser's "international systematic" investment approach uses a quantitative process to make individual security, industry sector, country, and currency selection decisions, and to integrate those decisions. The Fund's portfolio managers aim to exceed the returns of the benchmark through a strategy that combines dynamic quantitative factors with an actively managed stock selection process. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that will continually drive the Fund's portfolio toward new excess return opportunities.

The Fund may engage in frequent trading in order to achieve its investment objectives.

The Fund may utilize foreign currency exchange contracts, option, stock index futures contracts, and other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces primarily the following risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* SELECTION RISK
* ISSUER RISK
* FOREIGN RISK
* CURRENCY RISK
* DERIVATIVES RISK
* LIQUIDITY RISK
* CAPITALIZATION RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                              THIS FUND MAY NOT BE
                                                                                                         APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                      * Seeking safety of
                                                                                                           principal
* Seeking to add an international stock investment to your portfolio                                     * Seeking a stable share
                                                                                                           price
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing * Investing emergency
  in foreign stocks                                                                                        reserves

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007 and has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.85%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses[(2)]                     0.35%
 Total Annual Fund Operating Expenses    1.45%
 Fee Waiver[(3)]                         0.00%
 Net Annual Fund Operating Expenses[(3)] 1.45%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)Other expenses have been restated to reflect current expenses.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $148   $459


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL[R] NACM INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------



AZL[R] NACM INTERNATIONAL GROWTH FUND


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL NACM International Growth Fund seeks maximum long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in companies with above average earnings growth and positioned in strong growth areas, typically in greater than 10 countries outside of the U.S. The Fund's investments are not limited with respect to the capitalization size of issuers. The Fund normally invests at least 75% of its net assets in common stock. In addition, the Fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are tied economically to a number of different foreign countries throughout the world. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The fund's subadviser focuses on a "bottom up" analysis on the financial conditions and competitiveness of individual companies worldwide. The subadviser allocates the Fund's assets among securities of countries that are expected to provide the best opportunities for meeting the Fund's investment objective. In analyzing specific companies for possible investment, the subadviser ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competi-tive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The subadviser considers whether to sell a particular security when any of those factors materially changes.

When in the opinion of the Investment Adviser greater investment opportunities exist, the Fund may also invest in companies located in countries with emerging securities markets and in the securities or issuers with smaller market capitalizations. The Fund may invest up to 20% of its assets in U.S. companies.

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* DERIVATIVES RISK
* CAPITALIZATION RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on ________________, 2009, and has not had a full calendar year of operations.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                     0.90%
 Distribution (12b-1) Fees[(2)]          0.25%
 Other Expenses                          0.30%
 Total Annual Fund Operating Expenses    1.45%
 Fee Waiver[(3)]                         0.00%
 Net Annual Fund Operating Expenses[(3)] 1.45%

(1)Effective April 27, 2009, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.

(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.

(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.
Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
   $       $

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          AZL[R] NFJ INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------



AZL[R] NFJ INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL NFJ International Value Fund seeks long-term growth of capital and income.

The Fund seeks to achieve its investment objective by investing normally at least 65% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The Fund normally invests a significant portion of its assets in equity securities that the Fund's subadviser expects will generate income, for example, by paying dividends. The Fund may invest up to 50% of its assets in emerging market securities. The Fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investments in ADRs.

The Fund's subadviser uses a value investing style focusing on equity securities of companies whose stocks the Fund's portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (changes in stock price relative to changes in overall market prices), earnings estimate revisions (changes in analysts' earnings-per-share estimates), and fundamental changes. The portfolio managers also classify the Fund's selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 40 to 60 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield, or other favorable qualitative metrics.

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CAPITALIZATION RISK
* CREDIT RISK
* CURRENCY RISK
* DERIVATIVES RISK
* LEVERAGING RISK
* LIQUIDITY RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on _________________, 2009, and has not had a full calendar year of operations.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                     0.90%
 Distribution (12b-1) Fees[(2)]          0.25%
 Other Expenses                          0.30%
 Total Annual Fund Operating Expenses    1.45%
 Fee Waiver[(3)]                         0.00%
 Net Annual Fund Operating Expenses[(3)] 1.45%

(1)Effective April 27, 2009, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
   $       $


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                       AZL[R] OCC GROWTH FUND
--------------------------------------------------------------------------------

AZL[R] OCC GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL OCC Growth Fund seeks long-term growth of capital, with income as an incidental consideration.

The Fund seeks to achieve its investment objective by investing normally at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion.

The Fund's portfolio managers consider "growth" companies to include companies they believe to have above-average growth prospects relative to companies in the same industry or the market as a whole. In seeking to identify these companies, the portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, and earnings growth. In addition, through fundamental research, the portfolio managers seek to identify companies that possess a sustainable competitive advantage by virtue of having a proprietary product or process, superior information technology or distribution capabilities, or a dominant position within their industry. The Fund will consider selling a stock if the portfolio managers believe that the company's fundamentals have deteriorated and/or an alternative investment is more attractive.

In addition to investing in common stocks, the Fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities, and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, and other derivative instruments

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:

* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* FOREIGN RISK
* FOCUSED INVESTMENT RISK
* LEVERAGING RISK
* REAL ESTATE INVESTMENTS RISK
* CREDIT RISK
* CURRENCY RISK
* LIQUIDITY RISK
* DERIVATIVES RISK
* CONVERTIBLE SECURITIES RISK
* PORTFOLIO TURNOVER
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on _________________, 2009, and has not had a full calendar year of operations.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee[(1)]                     0.75%
 Distribution (12b-1) Fees[(2)]          0.25%
 Other Expenses                          0.20%
 Total Annual Fund Operating Expenses    1.20%
 Fee Waiver[(3)]                         0.00%
 Net Annual Fund Operating Expenses[(3)] 1.20%

(1)Effective April 27, 2009, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.65% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.

(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
   $       $


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                                  AZL[R] OCC OPPORTUNITY FUND
--------------------------------------------------------------------------------



AZL[R] OCC OPPORTUNITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL OCC Opportunity Fund is capital appreciation.

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of less than $2 billion at the time of investment.

The portfolio manager's investment process focuses on bottom-up, fundamental analysis. The portfolio manager seeks companies with strong earnings growth, with a particular focus on companies that may deliver surprisingly strong growth. Through extensive, in-depth proprietary research, the portfolio manager searches for non-consensus information regarding the growth prospects for small-capitalization companies. The investment process includes both quantitative and qualitative analysis aimed at identifying candidate securities. The portfolio manager generates investment ideas from numerous sources, including proprietary research, Wall Street research, investment publications, and quantitative data. Once a potential investment is identified, the portfolio manager conducts a quantitative analysis to determine if the stock is reasonably priced with respect to its peer group on a historical and current basis. Then fundamental research is conducted, focusing on a review of financial statements and third-party research. The portfolio manager may interview company management, competitors and other industry experts to gauge the company's business model, future prospects, and financial outlook. For new investments, the portfolio manager generally begins with making a relatively small investment in a company, which may be increased based upon potential upside performance and conviction in the company. Industry weightings are periodically evaluated versus the benchmark; the portfolio manager may trim positions in industries with a 50% overweight relative to the Fund's benchmark. The portfolio manager seeks to diversify the portfolio among different industries.

The Fund may invest to a limited degree in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depository Receipts (ADRs). The Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund has in the past invested a significant portion of its assets in technology or technology-related companies, although there is no assurance that it will continue to do so in the future. The Fund may utilize foreign currency exchange contracts, options, and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).

The Fund may engage in frequent trading in order to achieve its investment objectives.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may be unable to pursue its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* CAPITALIZATION RISK
* INITIAL PUBLIC OFFERINGS RISK
* LIQUIDITY RISK
* FOREIGN RISK
* CURRENCY RISK
* INDUSTRY SECTOR RISK
* CREDIT RISK
* DERIVATIVES RISK
* CONVERTIBLE SECURITIES RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                       * Seeking safety of
                                                                                                            principal
* Seeking to add an aggressive growth component to your portfolio                                         * Investing for the
                                                                                                            short-term or investing
                                                                                                            emergency reserves
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing  * Looking primarily for
  in small- and micro-cap growth stocks                                                                   regular income

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2003: 62.03%, 2004: 7.76%, 2005: 5.08%, 2006: 11.68%,
                     2007: 8.89%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 32.47%
 Lowest (Q3, 2006)  -8.26%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR ENDED   FIVE YEARS ENDED DECEMBER 31, 2007   SINCE
                          INCEPTION DECEMBER 31, 2007                                    INCEPTION
AZL OCC Opportunity Fund  5/1/2002        8.89%                     17.41%                10.98%
Russell 2000 Growth Index                 7.05%                     16.50%                 8.16%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.85%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.11%
 Total Annual Fund Operating Expenses    1.21%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.21%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2010 The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $123   $384    $665    $1,466


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL[R] OPPENHEIMER GLOBAL FUND
-------------------------------------------------------------------------------


AZL[R] OPPENHEIMER GLOBAL FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer Global Fund is capital appreciation.

The Fund invests mainly in common stocks of companies in the U.S. and foreign countries. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically the Fund invests in a number of different countries.

In selecting securities for the Fund, the Subadviser looks primarily for foreign and U.S. companies with high growth potential. The Subadviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part. The Subadviser considers overall and relative economic conditions in the U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Subadviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:
* Stocks of small, medium and large-cap growth-oriented companies worldwide;
* Companies that stand to benefit from global growth trends;
* Businesses with strong competitive positions and high demand for their products or services;
* Cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of various business sectors. The trends currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. Depending upon market conditions, the Fund may invest more heavily in certain sectors.

The Fund may invest in derivative instruments.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* SELECTION RISK
* ISSUER RISK
* GROWTH STOCKS RISK
* CAPITALIZATION RISK
* CYCLICAL OPPORTUNITIES RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* SPECIAL SITUATIONS RISK
* DERIVATIVES RISK
* INDUSTRY SECTOR RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                          THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                  * Looking primarily for regular income
* Seeking long-term capital growth from U.S. and foreign investments * Seeking safety of principal
* Willing to assume the risks of short-term share price fluctuations

PERFORMANCE INFORMATION
Performance information is presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)

[BAR CHART GRAPHIC - 2005: 12.62%, 2006: 16.29%, 2007: 5.76%]



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q3, 2005) 9.07%
 Lowest (Q4, 2007)  -4.44%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS
                                                  ONE YEAR ENDED     SINCE
                                       INCEPTION DECEMBER 31, 2007 INCEPTION
 AZL Oppenheimer Global Fund (Class 2) 5/3/2004        5.76%        13.77%
 MSCI World Index                                      9.04%        14.36%

The performance of Class 2 shares of the Fund is compared to the Morgan Stanley Capital International (MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
Fees and Expenses are presented for Class 2 shares only because Class 1 shares had not commenced operations as of December 31, 2007.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                            CLASS 2
 Management Fee[(1)]                          0.90%
 Distribution (12b-1) Fees[(2)]               0.25%
 Other Expenses                               0.15%
 Total Annual Fund Operating Expenses         1.30%
 Fee Waiver[(3)]                              0.00%
 Net Annual Fund Operating Expenses[(1)(3)]   1.30%



(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 2 shares to 1.39% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 2  $132   $412    $713    $1,568



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                 AZL[R] OPPENHEIMER INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Oppenheimer International Growth Fund is long-term capital appreciation. It emphasizes investments in common stocks of foreign companies.

The Fund currently invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range. At times the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund currently invests a substantial portion of its assets in stocks issued by small- to mid-sized companies.

The Fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Asia, Europe or Latin America. It can invest 100% of its assets in foreign securities. Under normal market conditions:
* As a fundamental policy, the Fund will invest at least 65% of its total assets in foreign common and preferred stock of issuers in at least three different countries outside the U.S.
* The Fund will emphasize investments in common stocks of issuers that the Manager considers to be "growth" companies.

The Fund may buy securities convertible into common stock and other securities having equity features. The Fund also can use hedging instruments and certain derivative investments to seek capital appreciation or to try to manage investment risks.

In selecting securities for the Fund, the Subadviser evaluates investment opportunities on a company-by-company basis. The Subadviser looks primarily for foreign companies with high growth potential using a "bottom up" investment approach that is, looking at the investment performance of individual stocks before considering the impact of general or industry economic trends. This approach includes fundamental analysis of a company's financial statements and management structure and analysis of the company's operations and product development, as well as the industry of which the issuer is part.

In seeking diversification of the Fund's portfolio, the Subadviser currently focuses on the factors below, which may vary in particular cases and may change over time. The Subadviser currently searches for:
* Companies that enjoy a strong competitive position and high demand for their products or services.
* Companies with accelerating earnings growth and cash flow.
* Diversification to help reduce risks of foreign investing, such as currency fluctuations and stock market volatility.

In applying these and other selection criteria, the Subadviser considers the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from global trends. The trends currently considered include telecommunications/media expansion, emerging consumer markets, infrastructure development, natural resources, corporate restructuring, capital market development, health care and biotechnology, and efficiency enhancing technologies and services. The Subadviser does not invest a fixed amount of the Fund's assets according to these trends and this strategy and the trends that are considered may change over time. The Subadviser monitors individual issuers for changes in the factors above and these changes may trigger a decision to sell a security.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus
* MARKET RISK
* SELECTION RISK
* ISSUER RISK
* GROWTH STOCKS RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* DERIVATIVES RISK
* CURRENCY RISK
* CONVERTIBLE SECURITIES RISK
* LIQUIDITY RISK

: A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                       THIS FUND MAY NOT
                                                                                                                  BE APPROPRIATE
                                                                                                                  FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                               * Looking
                                                                                                                    primarily for
                                                                                                                    regular income
* Seeking long-term capital growth from foreign investments                                                       * Seeking safety
                                                                                                                    of principal
* Willing to assume the greater risks of share price fluctuations that are typical of an aggressive fund focusing on growth stock instruments
* Willing to assume the risks of investing in both emerging and developed foreign countries

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -13.90%, 2003: 33.77%, 2004: 14.48%, 2005: 14.18%,
                     2006: 28.98%, 2007: 12.29%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 18.39%
 Lowest (Q3, 2002)  -19.38%
AVERAGE ANNUAL TOTAL RETURNS

                                         INCEPTION   ONE YEAR ENDED DECEMBER 31,     FIVE YEARS ENDED DECEMBER 31,   SINCE INCEPTION
                                                                2007                             2007
AZL Oppenheimer International Growth     11/5/2001             12.29%                           20.42%                   13.96%
Fund
MSCI EAFE Index                                                11.17%                           21.59%                   14.30%

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.73%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.21%
 Total Annual Fund Operating Expenses    1.19%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.19%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.45% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $121   $378    $654    $1,443


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY        AZL[R] PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL PIMCO Fundamental IndexPLUS Total Return Fund is to exceed the total return of the FTSE RAFI{trademark} 1000 Index (the "RAFI Index").

Pacific Investment Management Company LLC ("PIMCO"), Subadviser to the Fund, seeks to achieve the Fund's investment objective by investing, under normal circumstances, substantially all of its assets in derivative instruments based on Enhanced RAFI{trademark} 1000, an enhanced, performance recalibrated version of the RAFI Index, backed by a portfolio of short and intermediate term Fixed Income Instruments (as defined below). The RAFI Index and the Enhanced RAFI{trademark} 1000, which were developed by Research Affiliates, LLC, are described below. The Fund may invest in common stocks, options, futures, options on futures, and swaps, including derivatives based on the RAFI Index. The Fund uses Enhanced RAFI{trademark} 1000 derivatives in addition to, or in place of, the stocks included in the Enhanced RAFI{trademark} 1000 to attempt to equal or exceed the performance of the RAFI Index. The values of Enhanced RAFI{trademark} 1000 derivatives closely track changes in the value of the Enhanced RAFI{trademark} 1000. However, Enhanced RAFI{trademark} 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly; consequently, the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, acting as a sub-subadviser to the Fund, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI{trademark} 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of the Enhanced RAFI{trademark} 1000 for purposes of developing Enhanced RAFI{trademark} 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from one year minimum duration to a maximum of two years above the duration of the Lehman Brothers Aggregate Bond Index. As of December 31, 2007, the duration of the Lehman Brothers Aggregate Bond Index was approximately 4.4 years. The Lehman Brothers Aggregate Bond Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The RAFI Index is composed of the 1000 largest publicly traded U.S. companies by fundamental accounting value, which includes accounting data found in a company's annual report, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the RAFI Index is weighted by a combination of fundamental factors, including sales, cash flow, book values, and, if applicable, dividends. Sales, cash flow, and dividends are averaged over the prior five years. Indexes based on market capitalization, such as the S&P 500[R] Index, generally overweight stocks that are overvalued, and underweight stocks that are undervalued. Indexes based on fundamental factors, such as the RAFI Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. The Enhanced RAFI{trademark} 1000 is a performance recalibrated version of the RAFI Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the RAFI Index that affect a company's fundamental drivers of value. The Enhanced RAFI{trademark} 1000 may also be rebalanced more frequently than the RAFI Index. The Fund seeks to remain invested in Enhanced RAFI{trademark} 1000 derivatives or stocks included in the Enhanced RAFI{trademark} 1000 even when the Enhanced RAFI{trademark} 1000 is declining.

For purposes of the Fund, "Fixed Income Instruments" includes:
o Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
* Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
* Mortgage-backed and other asset-backed securities;
* Inflation-indexed bonds issued both by governments and corporations;
* Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
* Loan participations and assignments;
* Delayed funding loans and revolving credit facilities;
* Bank certificates of deposit, fixed time deposits, and bankers' acceptances;


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Repurchase agreements and reverse repurchase agreements;
* Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
* Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises;
* Obligations of international agencies or supranational entities; and
* Derivatives.

The Fund typically seeks to gain exposure to the Enhanced RAFI{trademark} 1000 by investing in total return index swap agreements. In a typical swap agreement, the Fund receives the price appreciation (or depreciation) on the Enhanced RAFI{trademark} 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. Research Affiliates facilitates the Fund's use of the Enhanced RAFI{trademark} 1000 by providing model portfolios of the constituent securities of the Enhanced RAFI{trademark} 1000 to the Fund's swap counterparties in order that the counterparties can provide total return swaps based on the Enhanced RAFI{trademark} 1000 to the Fund. Because the Enhanced RAFI{trademark} 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, "baskets" of stocks, or individual securities to replicate the performance of the Enhanced RAFI{trademark} 1000.

Though the Fund does not normally invest directly in the Enhanced RAFI{trademark} 1000's constituent securities, when Enhanced RAFI{trademark} 1000 derivatives appear to be overvalued relative to the Enhanced RAFI{trademark} 1000, the Fund may invest all of its assets in a "basket" of Enhanced RAFI{trademark} 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI{trademark} 1000 stock and the return on the Enhanced RAFI{trademark} 1000 itself. In such cases, PIMCO employs fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P[R], or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest up to 15% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Fund will normally limit its exposure to foreign currency, from non-U.S. dollar-denominated securities or currencies, to 20% of its total assets.

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective.

Under certain conditions, generally in a market where the value of both Enhanced RAFI{trademark} 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of the Enhanced RAFI{trademark} 1000's constituent stocks. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
o  INTEREST RATE RISK
o  CREDIT RISK
o  MARKET RISK
o  ISSUER RISK
o  LIQUIDITY RISK
* DERIVATIVES RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* FOREIGN RISK
* CURRENCY RISK
* EMERGING MARKETS RISK
* LEVERAGING RISK
* SECURITY QUALITY RISK
* SELECTION RISK
* SHORT SALE RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the Statement of Additional Information.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                     THIS FUND MAY NOT
                                                                                                                BE APPROPRIATE FOR
                                                                                                                SOMEONE:
* Seeking to grow your capital over the long-term                                                               * Seeking a short-
                                                                                                                  term investment
* Seeking current income                                                                                        * Investing in
                                                                                                                  emergency
                                                                                                                  reserves
* Able to withstand volatility in the value of the shares of the Fund
* Looking for a fund that invests in income-producing equity instruments and debt securities and seeks to outperform broad market indexes


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2007: 6.66%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 3.02%
 Lowest (Q4, 2007)  -0.66%
AVERAGE ANNUAL TOTAL RETURNS

                                                             ONE YEAR ENDED     SINCE
                                                  INCEPTION DECEMBER 31, 2007 INCEPTION
AZL PIMCO Fundamental IndexPLUS Total Return Fund 5/1/2006        6.66%        11.16%
FTSE RAFI{trademark} U.S. 1000 Index                              3.05%         8.96%
S&P 500 Stock Index                                               5.49%         9.41%

The Fund's performance is compared to FTSE RAFI{trademark} U.S. 1000 Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P
500[R] Index") The FTSE RAFI U.S. 1000 Index is part of the FTSE
RFI Index Series, launched in association with Research Affiliates. As part of FTSE Group's range of nonmarket cap weighted indices, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI U.S. 1000 Index comprises the largest 1000 U.S.-listed companies by fundamental value, selected from the constituents of the FTSE USA All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The S&P 500[R] Index is an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

 Management Fee                          0.75%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.21%
 Total Annual Fund Operating Expenses    1.21%
 Fee Waiver[(2)]                         0.01%
 Net Annual Fund Operating Expenses[(2)] 1.20%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $122   $383    $664    $1,465

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                                    AZL[R] S&P 500 INDEX FUND
--------------------------------------------------------------------------------



AZL[R] S&P 500 INDEX FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL S&P 500 Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500[R]).

The Subadviser normally invests in all 500 stocks in the S&P
500[R] in proportion to their weighting in the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the S&P 500[R] Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The S&P 500[R] is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P[R] adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's[R]," "S&P[R]," "S&P
500[R]," "Standard & Poor's 500[R]," and "500" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* INDEXING STRATEGY RISK
* ISSUER RISK
* DERIVATIVES RISK
* REAL ESTATE INVESTMENT RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                               THIS FUND MAY NOT BE APPROPRIATE FOR
                                                                                          SOMEONE:
* Investing for long-term goals, such as retirement                                       * Looking primarily for regular income
* Seeking long-term growth of capital through broad exposure to better established U.S.   * Seeking to avoid the risk of market
  companies                                                                                 fluctuations
                                                                                          * Seeking safety of principal

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007 and has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.

                                         CLASS 1 CLASS 2
 Management Fee                            0.17%   0.17%
 Distribution (12b-1) Fees[(1)]            0.00%   0.25%
 Other Expenses                            0.31%   0.31%
 Total Annual Fund Operating Expenses      0.48%   0.73%
 Fee Waiver[(2)]                           0.24%   0.24%
 Net Annual Fund Operating Expenses[(2)]   0.24%   0.49%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 0.24% and Class 2 shares to 0.49% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS
 CLASS 1  $25    $130
 CLASS 2  $50    $209


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                 AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND
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AZL[R] SCHRODER EMERGING MARKETS EQUITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Schroder Emerging Markets Equity Fund is capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies the Fund's Subadviser believes to be "emerging market" issuers. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. The Fund may use derivatives for purposes of complying with this policy. The Fund may invest the remainder of its assets in securities of issuers located anywhere in the world.

The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, warrants to purchase common and preferred stocks, and index-linked warrants. The Fund may also invest in sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depository Receipts ("GDRs"), European Depository Receipts ("EDRs") or other similar securities representing ownership of foreign securities (collectively, "Depositary Receipts"). The Fund may also invest in securities of closed-end investment companies and exchange-traded funds (open-end investment companies whose shares may be bought or sold by investors in transactions on major stock exchanges) ("ETFs"), including securities of emerging market issuers. An investment in a domestic closed-end fund or ETF that has a policy that it will normally invest at least 80% of its net assets in equity securities of emerging market issuers, and has "emerging market" or the equivalent in its name, or foreign funds with similar investment policies, will be treated as an investment in equity securities of emerging market issuers for purposes of determining if the Fund has invested at least 80% of its net assets in such securities.

The Fund invests in equity securities of issuers domiciled or doing business in "emerging market" countries in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. The Fund's Subadviser currently considers "emerging market" issuers to be issuers domiciled in or deriving a substantial portion of their revenues from countries not included at the time of investment in the Morgan Stanley Capital World Index. Countries currently in this Index include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong SAR, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. At times, the Fund's Subadviser may determine based on its own analysis that an economy included in the Index should nonetheless be considered an emerging market country, in which case that country would constitute an emerging market country for purposes of the Fund's investments. The Fund's Subadviser has determined that Chinese companies listed in Hong Kong will be considered emerging market issuers for this purpose. There is no limit on the amount of the Fund's assets that may be invested in securities of issuers domiciled in any one emerging market country, although the Fund will typically seek to allocate its investments among a number of different emerging market countries.

The Fund invests in issuers and countries that its Subadviser believes offer the potential for capital growth. In identifying investments for the Fund, the Fund's Subadviser considers a variety of factors, including the issuer's likelihood of above average earnings growth, the securities' attractive relative valuation, and whether the issuer enjoys proprietary advantages. The Fund may invest in securities of companies of any size, including companies with large, medium, and small market capitalizations, including micro-cap companies. The Fund may also purchase securities issued in initial public offerings. In addition, the Fund's Subadviser considers the risk of local political and/or economic instability associated with particular countries and regions and the liquidity of local markets. The Fund generally sells securities when the Fund's Subadviser believes they are fully priced or to take advantage of other investments the Fund's Subadviser considers more attractive.

The Fund may purchase or sell structured notes, or enter into swap transactions, for hedging or as an alternative to purchasing or selling securities. The Fund's Subadviser may hedge some of the Fund's foreign currency exposure back into the U.S. dollar, although it does not normally expect to do so. The Fund may also purchase or sell futures on indices, including country specific or overall emerging market indices. The Fund may use derivatives to gain long or short exposure to securities or market sectors as a substitute for cash investments (not for leverage) or pending the sale of securities by the Fund and reinvestment of the proceeds.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

The Fund may engage in frequent trading in order to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CURRENCY RISK
* DERIVATIVES RISK
* CONVERTIBLE SECURITIES RISK
* ETF AND INVESTMENT COMPANY RISK
* LIQUIDITY RISK
* INITIAL PUBLIC OFFERINGS RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Investing for long-term goals, such as retirement                                                                     * Looking
                                                                                                                          primarily
                                                                                                                          for
                                                                                                                          regular
                                                                                                                          income
* Seeking long-term capital growth from foreign investments                                                             * Seeking to
                                                                                                                          avoid
                                                                                                                          market
                                                                                                                          risk and
                                                                                                                          volatility
* Willing to assume the greater risks of share price fluctuations and losses that are typical of an aggressive fund     * Seeking
  focusing on growth stock instruments                                                                                  safety of
                                                                                                                        principal
* Willing to assume the risks of investing in emerging foreign countries

The Fund is designed primarily for aggressive investors seeking capital growth over the long term. Those investors should be willing to assume the substantial risks of short-term share price fluctuations and losses that are typical for an aggressive growth fund focusing on stock investment in developing and emerging markets. The Fund does not seek current income and the income from its investments will likely be small, so it is not designed for investors needing income. Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE (CLASS 2 SHARES)
Performance information is presented for Class 2 shares only because Class 1 shares commenced operations on May 6, 2007, and had not had a full year of operations as of December 31, 2007.

[BAR CHART GRAPHIC: 2007: 3

* Prior to December 10, 2007, this Fund was subadvised by OppenheimerFunds, Inc. and was known as AZL Oppenheimer Developing Markets Fund.



    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 14.02%
 Lowest (Q4, 2007)  1.78%
AVERAGE ANNUAL TOTAL RETURNS

                                                                      ONE YEAR ENDED     SINCE
                                                           INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Schroder Emerging Markets Equity Fund (Class 1 Shares) 5/6/2007         N/A         19.23%
AZL Schroder Emerging Markets Equity Fund (Class 2 Shares) 5/1/2006       30.32%        21.16%
MSCI Emerging Markets Index                                               39.78%        29.72%

The Fund's performance is compared to the MSCI Emerging Markets Index, an unmanaged market capitalization weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


                                         CLASS 1 CLASS 2
 Management Fee[(1)]                       1.23%   1.23%
 Distribution (12b-1) Fees[(2)]            0.00%   0.25%
 Other Expenses                            0.48%   0.48%
 Total Annual Fund Operating Expenses      1.71%   1.96%
 Fee Waiver[(3)]                           0.31%   0.31%
 Net Annual Fund Operating Expenses[(3)]   1.40%   1.65%




(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2010.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets attributable to Class 2 shares as payment for distributing its Class 2 shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses of Class 1 shares to 1.40% and Class 2 shares to 1.65% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

         1 YEAR 3 YEARS 5 YEARS 10 YEARS
 CLASS 1  $143   $509    $899    $1,994
 CLASS 2  $168   $585   $1,029   $2,260

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                 AZL[R] SCHRODER INTERNATIONAL SMALL CAP FUND
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AZL[R] SCHRODER INTERNATIONAL SMALL CAP FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Schroder International Small Cap Fund seeks to provide long-term capital appreciation.

The Fund invests primarily in the equity securities of smaller companies located outside the United States.

The Subadviser normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in small-capitalization companies (generally those with market capitalizations, based on the number of shares readily available in the market, of $3.5 billion or less at the time of investment) that it believes offer the potential for capital appreciation. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

The Subadviser employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company-specific factors. These company-specific factors include the company's potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company's securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, the Subadviser considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. The Subadviser generally sells a security when its market price approaches the Subadviser's estimate of fair value or when the Subadviser identifies a significantly more attractive investment candidate.

The Fund generally emphasizes developed markets in Europe and the Pacific, with a limited allocation to emerging markets. Stocks of emerging-markets countries can be substantially more volatile and substantially less liquid than those of both U.S. and more developed foreign markets.

The Fund invests in companies that are smaller and less well-known than larger, more widely held companies. Small companies tend to be more vulnerable to adverse developments than larger companies. Small companies may have limited product lines, markets, or financial resources, or they may depend on a limited management group. Their securities may trade infrequently and in limited volumes. As a result, the prices of these securities may fluctuate more than the prices of securities of larger, more widely traded companies. Also, there may be less publicly available information about small companies or less market interest in their securities as compared with larger companies, and it may take longer for the prices of these securities to reflect the full value of their issuers' earnings potential or assets.

It is important to note that market capitalization ranges change over time, and interpretations of size vary. Therefore, there is no standard definition of "small-cap" and definitions may change over time and differ among different fund offerings.

Besides investing in stocks of foreign companies, the Fund may make other kinds of investments to achieve its objective.

The Fund may invest in preferred stocks and closed-end investment companies that invest primarily in foreign securities. With preferred stocks, holders receive set dividends from the issuer; their claim on the issuer's income and assets ranks before that of common-stock holders, but after that of bondholders. The Fund may also invest in convertible securities and warrants. Convertible securities are corporate debt securities that may be converted at either a stated price or a stated rate into underlying shares of common stock. Warrants are securities that permit their owners to purchase a specific number of stock shares at a predetermined price in the future.

The Fund may invest, to a limited extent, in derivatives. Generally speaking, a derivative is a financial contract whose value is based on the value of a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500[R] Index).
Investments in derivatives may subject the Fund to risks different from, and possibly greater than, those of the underlying securities, assets, or market indexes. The Fund will not use derivatives for speculation or for the purpose of leveraging, or magnifying, investment returns.

The Fund may enter into forward foreign currency exchange contracts, which are a type of derivative contracts. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

The Fund may temporarily depart from its normal investment policies, for instance, by allocating substantial assets to cash investments in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CAPITALIZATION RISK
* COUNTRY/REGIONAL RISK
* CURRENCY RISK
* LIQUIDITY RISK
* DERIVATIVES RISK
* CONVERTIBLE SECURITIES RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                      THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                              * Looking primarily for regular income
* Seeking long-term capital growth from investments in foreign investments in    * Seeking safety of principal
  smaller companies
* Willing to assume the risk of investing in securities of foreign companies and * Seeking to avoid risks associated with smaller
  exposure to emerging markets                                                     companies of foreign countries

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          1.00%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.27%
 Total Annual Fund Operating Expenses    1.52%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.52%


(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.65% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $155   $480


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                            AZL[R] SMALL CAP STOCK INDEX FUND
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AZL[R] SMALL CAP STOCK INDEX FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index[R].

The Subadviser invests in a representative sample of stocks included in the S&P SmallCap 600 Index[R] and in futures whose performance is related to the index, rather than attempting to replicate the index.

The Subadviser attempts to have a correlation between the Fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated.

The Subadviser selects the Fund's investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the Fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index[R]. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does.

The S&P SmallCap 600 Index[R] is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P[R] adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones.

Small cap companies are generally new and often entrepreneurial companies. Small cap companies tend to grow faster than large cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and fail more often than larger companies.

In seeking to match the performance of the index, the Subadviser uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The Subadviser also may use stock index futures as a substitute for the sale or purchase of securities. Because the Fund has expenses, performance will tend to be slightly lower than that of the target benchmark.

"Standard & Poor's[R]," "S&P[R]," and "Standard &
Poor's SmallCap 600 Index[R]" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The value of an investment in the Fund will fluctuate, sometimes dramatically. You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* INDEXING STRATEGY RISK
* CAPITALIZATION RISK
* ISSUER RISK
* DERIVATIVES RISK
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                    THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                            * Seeking to avoid market fluctuations
* Seeking long term growth of capital from broad exposure to equities of       * Looking primarily for regular income
  smaller companies
* Willing to accept the risk associated with securities of smaller, less-      * More comfortable investing in larger, better
  established companies                                                          established companies



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.26%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.36%
 Total Annual Fund Operating Expenses    0.87%
 Fee Waiver[(2)]                         0.29%
 Net Annual Fund Operating Expenses[(2)] 0.58%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.58% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $59    $249


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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RISK/RETURN SUMMARY                           AZL TARGETPLUS[SM] BALANCED FUND
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AZL TARGETPLUS[SM] BALANCED FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Balanced Fund seeks to provide long-term capital appreciation with preservation of capital as an important consideration.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 45% to 55% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
* 20% in The Dow[R] Target Dividend Strategy,
* 20% in the Value Line[R] Target 25 Strategy,
* 20% in the Target Small-Cap 15 Strategy,
* 20% in the Global Dividend Target 15 Strategy, and
* 20% in the NYSE[R] International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW[R] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow[R] Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index[SM] that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

First Trust selects the common stocks of the 20 companies in the following manner:
* Starting with the 100 stocks in the Dow Jones Select Dividend Index[SM], First Trust ranks the stocks from best (1) to worst (100) based on two factors:
  * Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
  * Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
* First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE[R] TARGET 25 STRATEGY
The Value Line[R] Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value
Line[R] gives a #1 ranking for "Timeliness{trademark}" based on the Value Line Investment Survey[R]. The 25 stocks are selected on the basis of certain positive financial attributes. Value
Line[R] ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness[R], which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line[R] bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line[R] has announced will be removed from Value Line's #1 ranking for Timeliness[R] will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
* Starting with the 100 stocks to which Value Line[R] gives the #1 ranking for Timeliness[R], First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
* First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
  *  6-month price appreciation, and
  *  12-month price appreciation, and
  *  Return on assets, and
  *  Price to cash flow.
* First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line[R] Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
* First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE[R]), the American Stock Exchange
  (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.
* First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
* First Trust then selects those stocks with positive three-year sales growth.
* From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
* First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average[SM] (DJIA[SM]), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index[SM]. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA[SM], the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

* First Trust determines the Dividend Yield on each common stock in the DJIA[SM], the FT30 Index and the Hang Seng Index;
* First Trust determines the ten companies in each of the DJIA[SM], the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
* From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE[R] INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index[R]. The NYSE
International 100 Index[R] consists of the 100 largest non-U.S.
stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
* First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
* First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
* First Trust then ranks the remaining stocks based on two factors:
  *  Price-to-book ratio, and
  *  Price-to-cash flow ratio.
  Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
* From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For the Fixed Income Portfolio, "Fixed Income Instruments" include:
* Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
* Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
* Mortgage-backed and other asset-backed securities;
* Inflation-indexed bonds issued both by governments and corporations;
* Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
* Loan participations and assignments;
* Delayed funding loans and revolving credit facilities;
* Bank certificates of deposit, fixed time deposits, and bankers' acceptances;


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Repurchase agreements and reverse repurchase agreements;
* Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
* Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
* Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this strategy normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.5 years.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 15% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may engage in frequent trading in order to achieve its investment objective.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 45% to 55% in equity securities and 45% to 55% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests relatively equally in equity and fixed income securities, the risks associated with investing in the Fund are more or less equalized among the types of risk associated with the Fund's two primary asset classes. The Fund invests a higher percentage of its assets in fixed income securities and a lower percentage in equity securities than either the AZL TargetPLUS Moderate Fund or the AZL TargetPLUS Growth Fund. The Fund faces the following principal risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* ALLOCATION RISK
* LIMITED MANAGEMENT RISK
* STRATEGY SELECTION RISK
* INVESTMENT STRATEGY RISK
* INTEREST RATE RISK
* CREDIT RISK
* SECURITY QUALITY RISK
* LIQUIDITY RISK
* DERIVATIVES RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* LEVERAGING RISK
* FOCUSED INVESTMENT RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CURRENCY RISK
* DIVIDEND RISK
* LICENSE TERMINATION RISK
* SHORT SALE RISK
* PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                   THIS FUND MAY NOT BE
                                                                                                              APPROPRIATE FOR
                                                                                                              SOMEONE:
* Investing for long-term goals, such as retirement                                                           * Seeking a short-term
                                                                                                                investment
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in   * Investing in
  foreign stocks and bonds                                                                                      emergency reserves
* Seeking income and growth of capital

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.52%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.53%
 Total Annual Fund Operating Expenses    1.30%
 Fee Waiver[(2)]                         0.41%
 Net Annual Fund Operating Expenses[(2)] 0.89%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $91    $372


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          AZL TARGETPLUS[SM] EQUITY FUND
-------------------------------------------------------------------------------



AZL TARGETPLUS[SM] EQUITY FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL TargetPLUS Equity Fund is total return.

The Fund seeks to achieve its objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in the common stocks of companies that are identified by a model based on five separate strategies.
* 20% in The Dow[R] Target Dividend Strategy,
* 20% in the Value Line[R] Target 25 Strategy,
* 20% in the Target Small-Cap 15 Strategy,
* 20% in the Global Dividend Target 15 Strategy, and
* 20% in the NYSE[R] International Target 25 Strategy

The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. First Trust Advisors L.P. ("First Trust") serves as the Fund's Subadviser and generally follows a buy and hold strategy for each of the five investment strategies, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Fund. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, the Fund purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the Fund's investment strategy only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

The performance of the Fund will depend on First Trust's ability to effectively implement the investment strategies of the Fund and also on the performance of the stocks selected that meet the stock selection criteria.

The SAI has more information about the Fund's authorized investments and strategies, as well as the risks and restrictions that may apply to them.

THE DOW[R] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow[R] Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index[SM] that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.

First Trust selects the common stocks of the 20 companies in the following manner:
* Starting with the 100 stocks in the Dow Jones Select Dividend Index[SM], First Trust ranks the stocks from best (1) to worst (100) based on two factors:
  * Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
  * Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
* First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

VALUE LINE[R] TARGET 25 STRATEGY
The Value Line[R] Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value
Line[R] gives a #1 ranking for "Timeliness{trademark}" based on the Value Line Investment Survey[R]. The 25 stocks are selected on the basis of certain positive financial attributes. Value
Line[R] ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness[R], which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line[R] bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line[R] has announced will be removed from Value Line's #1 ranking for Timeliness[R] will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
* Starting with the 100 stocks to which Value Line[R] gives the #1 ranking for Timeliness[R], First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
* First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
  *  6-month price appreciation, and
  *  12-month price appreciation, and
  *  Return on assets, and
  *  Price to cash flow.
* First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line[R] Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
* First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE[R]), the American Stock Exchange
  (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, ADRs, and mineral and oil royalty trusts) on or about the Stock Selection Date.
* First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
* First Trust then selects those stocks with positive three-year sales growth.
* From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
* First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.
* Finally, the Subadviser selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average[SM] (DJIA[SM]), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index[SM]. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA[SM], the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* First Trust determines the Dividend Yield on each common stock in the DJIA[SM], the FT30 Index and the Hang Seng Index;
* First Trust determines the ten companies in each of the DJIA[SM], the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
* From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE[R] INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index[R]. The NYSE
International 100 Index[R] consists of the 100 largest non-U.S.
stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
* First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
* First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
* First Trust then ranks the remaining stocks based on two factors:
  *  Price-to-book ratio, and
  *  Price-to-cash flow ratio.
  Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
* From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

The Fund may engage in frequent trading in order to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in the value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* INVESTMENT STRATEGY RISK
* LIMITED MANAGEMENT RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CAPITALIZATION RISK
* CURRENCY RISK
* FOCUSED INVESTMENT RISK
* DIVIDEND RISK
* LICENSE TERMINATION RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:               THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement       * Looking primarily for regular income
* Seeking long-term growth of capital                     * Seeking safety of principal
* More comfortable with established, well-known companies

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC: 2007: 7.60%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 6.96%
 Lowest (Q4, 2007)  -4.52%
AVERAGE ANNUAL TOTAL RETURNS
                                      INCEPTION   ONE YEAR ENDED     SINCE
                                                 DECEMBER 31, 2007 INCEPTION
 AZL TargetPLUS Equity Fund           12/27/2006       7.60%         6.67%
 Russell 3000[R] Index                  5.14%         4.42%
 S&P 500 Index                                         5.49%         4.82%

The Fund's performance is compared to the Russell 3000[R] Index and the S&P 500 Index. The Russell 3000[R] Index, an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The S&P 500[R] Index is an unmanaged index that consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                     0.60%
 Distribution (12b-1) Fees[(2)]          0.25%
 Other Expenses                          0.29%
 Total Annual Fund Operating Expenses    1.14%
 Fee Waiver[(3)]                         0.35%
 Net Annual Fund Operating Expenses[(3)] 0.79%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2010.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.79% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $81    $328    $594    $1,355


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                          AZL TARGETPLUS[SM] GROWTH FUND
--------------------------------------------------------------------------------



AZL TARGETPLUS[SM] GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Growth Fund seeks to provide long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 75% to 85% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.

In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
* 20% in The Dow[R] Target Dividend Strategy,
* 20% in the Value Line[R] Target 25 Strategy,
* 20% in the Target Small-Cap 15 Strategy,
* 20% in the Global Dividend Target 15 Strategy, and
* 20% in the NYSE[R] International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW[R] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow[R] Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index[SM] that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

First Trust selects the common stocks of the 20 companies in the following manner:
* Starting with the 100 stocks in the Dow Jones Select Dividend Index[SM], First Trust ranks the stocks from best (1) to worst (100) based on two factors:
  * Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
  * Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
* First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE[R] TARGET 25 STRATEGY
The Value Line[R] Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value
Line[R] gives a #1 ranking for "Timeliness{trademark}" based on the Value Line Investment Survey[R]. The 25 stocks are selected on the basis of certain positive financial attributes. Value
Line[R] ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness[R], which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line[R] bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line[R] has announced will be removed from Value Line's #1 ranking for Timeliness[R] will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
* Starting with the 100 stocks to which Value Line[R] gives the #1 ranking for Timeliness[R], First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
* First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
  *  6-month price appreciation, and
  *  12-month price appreciation, and
  *  Return on assets, and
  *  Price to cash flow.
* First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line[R] Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
* First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE[R]), the American Stock Exchange
  (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.
* First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
* First Trust then selects those stocks with positive three-year sales growth.
* From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
* First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average[SM] (DJIA[SM]), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index[SM]. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA[SM], the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

* First Trust determines the Dividend Yield on each common stock in the DJIA[SM], the FT30 Index and the Hang Seng Index;
* First Trust determines the ten companies in each of the DJIA[SM], the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
* From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE[R] INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index[R]. The NYSE
International 100 Index[R] consists of the 100 largest non-U.S.
stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
* First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
* First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
* First Trust then ranks the remaining stocks based on two factors:
  *  Price-to-book ratio, and
  *  Price-to-cash flow ratio.
  Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
* From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For Fixed Income Portfolio, "Fixed Income Instruments" include:
* Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
* Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
* Mortgage-backed and other asset-backed securities;
* Inflation-indexed bonds issued both by governments and corporations;
* Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
* Loan participations and assignments;
* Delayed funding loans and revolving credit facilities;
* Bank certificates of deposit, fixed time deposits, and bankers' acceptances;


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Repurchase agreements and reverse repurchase agreements;
* Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
* Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
* Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this strategy normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.5 years.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 15% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may engage in frequent trading in order to achieve its investment objective.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 75% to 85% in equity securities and 15% to 25% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than either the AZL TargetPLUS Balanced Fund or the AZL TargetPLUS Moderate Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than either of the two other similar Funds. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus::
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* ALLOCATION RISK
* STRATEGY SELECTION RISK
* INVESTMENT STRATEGY RISK
* LIMITED MANAGEMENT RISK
* CAPITALIZATION RISK
* FOCUSED INVESTMENT RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CURRENCY RISK
* DIVIDEND RISK
* INTEREST RATE RISK
* CREDIT RISK
* SECURITY QUALITY RISK
* LIQUIDITY RISK
* DERIVATIVES RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* LEVERAGING RISK
* LICENSE TERMINATION RISK
* SHORT SALE RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                   THIS FUND MAY NOT BE
                                                                                                              APPROPRIATE FOR
                                                                                                              SOMEONE:
* Investing for long-term goals, such as retirement                                                           * Seeking a short-term
                                                                                                                investment
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in   * Investing in
  foreign stocks and bonds                                                                                      emergency reserves
* Seeking growth of capital                                                                                   * Seeking safety of
                                                                                                                principal

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.52%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.29%
 Total Annual Fund Operating Expenses    1.06%
 Fee Waiver[(2)]                         0.17%
 Net Annual Fund Operating Expenses[(2)] 0.89%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $91    $320

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                        AZL TARGETPLUS[SM] MODERATE FUND
--------------------------------------------------------------------------------



AZL TARGETPLUS[SM] MODERATE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The AZL TargetPLUS Moderate Fund seeks to provide long-term capital appreciation.

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of equity and fixed income securities. The Fund may invest a significant portion of its total assets in securities of non-U.S. companies.

In seeking to achieve the Fund's investment objective, the Manager allocates the Fund's assets between the Fund's equity portfolio (the "Equity Portfolio") and the Fund's fixed income portfolio (the "Fixed Income Portfolio") in pursuit of a balanced investment program. Under normal market conditions, the Manager will allocate 60% to 70% of the Fund's assets to the Equity Portfolio and the remaining balance of the Fund's assets to the Fixed Income Portfolio. This does not, however, restrict the Manager's ability to go above or below this range where the Manager considers it appropriate. First Trust Advisors L.P. ("First Trust") serves as the Subadviser for the Equity Portfolio and Pacific Investment Management Company LLC ("PIMCO") serves as the Subadviser for the Fixed Income Portfolio.
In the short term, allocations may vary from the Fund's target asset allocation. The Manager may change the asset allocation between the Fund's two portfolios from time to time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

EQUITY PORTFOLIO
The Fund's Equity Portfolio invests in the common stocks of companies that are identified by a model based on five separate strategies.
* 20% in The Dow[R] Target Dividend Strategy,
* 20% in the Value Line[R] Target 25 Strategy,
* 20% in the Target Small-Cap 15 Strategy,
* 20% in the Global Dividend Target 15 Strategy, and
* 20% in the NYSE[R] International Target 25 Strategy

The securities for each strategy are selected annually on or about the last business day before each Stock Selection Date. The "Stock Selection Date" will be on or about December 1 of each year. For all of the strategies, First Trust generally follows a buy and hold strategy, trading as soon as practicable to the Stock Selection Date and/or when required by cash flow activity in the Equity Portfolio. First Trust may also trade because of mergers and acquisitions if the original stock is not the surviving company and to reinvest dividends.

Between Stock Selection Dates, when cash inflows and outflows require, First Trust purchases and sells common stocks for each of the strategies according to the approximate current percentage relationship among the shares of the stocks.

Certain provisions of the 1940 Act, as amended, limit the ability of the Fund to invest more than 5% of the Fund's total assets in the stock of any company that derives more than 15% of its gross revenues from securities related activities ("Securities Related Companies"). If a Securities Related Company is selected by the strategy described above, First Trust may depart from the investment strategy for the Fund's Equity Portfolio only to the extent necessary to maintain compliance with these provisions. Any amount that cannot be allocated to a Securities Related Company because of the 5% limit will be allocated among the remaining portfolio securities in proportion to the percentage relationships determined by the strategy.

THE DOW[R] TARGET DIVIDEND STRATEGY
This investment strategy looks for common stocks issued by companies that are expected to provide income and have the potential for capital appreciation. The Dow[R] Target Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 20 companies included in the Dow Jones Select Dividend Index[SM] that have the best overall ranking on both the change in return on assets over the last 12 months and price-to-book ratio.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

First Trust selects the common stocks of the 20 companies in the following manner:
* Starting with the 100 stocks in the Dow Jones Select Dividend Index[SM], First Trust ranks the stocks from best (1) to worst (100) based on two factors:
  * Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.
  * Price-to-book ratio. A lower, but positive, price-to-book ratio is generally used as an indication of value.
* First Trust then selects an approximately equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors.

VALUE LINE[R] TARGET 25 STRATEGY
The Value Line[R] Target 25 Strategy seeks to achieve its objective by investing in 25 of the 100 stocks to which Value
Line[R] gives a #1 ranking for "Timeliness{trademark}" based on the Value Line Investment Survey[R]. The 25 stocks are selected on the basis of certain positive financial attributes. Value
Line[R] ranks approximately 1,700 stocks, representing approximately 94% of the trading volume on all U.S. stock exchanges. Of these approximately 1,700 stocks, only 100 are given their #1 ranking for Timeliness[R], which reflects Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line[R] bases its rankings on a long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The 25 stocks are selected annually from the 100 stocks with the #1 ranking on or about the last business day before each Stock Selection Date.

Companies that, as of the Stock Selection Date, Value Line[R] has announced will be removed from Value Line's #1 ranking for Timeliness[R] will be removed from the universe of securities from which stocks are selected for the Fund.

First Trust selects the common stocks of the 25 companies in the following manner:
* Starting with the 100 stocks to which Value Line[R] gives the #1 ranking for Timeliness[R], First Trust removes from consideration the stocks of companies considered to be financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange.
* First Trust then ranks the remaining stocks from the best (1) to worst (100) on the following four factors:
  *  6-month price appreciation, and
  *  12-month price appreciation, and
  *  Return on assets, and
  *  Price to cash flow.
* First Trust adds up the numerical ranks achieved by each company in the above steps and selects the 25 stocks with the lowest sums.
The selected stocks are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or more than 7.5% of the Value Line[R] Target 25 Strategy portion of the portfolio on or about the Stock Selection Date. The securities will be adjusted on a proportional basis to accommodate this constraint.

TARGET SMALL-CAP 15 STRATEGY
The Target Small-Cap Strategy seeks to achieve its objective by investing in the stocks of 15 small-capitalization companies that have recently exhibited certain positive financial attributes.

First Trust selects the stocks of the 15 companies for this strategy in the following manner:
* First Trust begins with the stocks of all U.S. corporations that trade on the New York Stock Exchange (NYSE[R]), the American Stock Exchange
  (AMEX), or the Nasdaq Stock market (Nasdaq) (excluding limited partnerships, American Depositary Receipts, and mineral and oil royalty trusts) on or about the Stock Selection Date.
* First Trust then selects companies that have a market capitalization between $500 million and $2.5 billion and whose stock has an average daily trading volume of at least $1 million.
* First Trust then selects those stocks with positive three-year sales growth.
* From those stocks, First Trust selects the stocks whose most recent 12 month's earnings are positive.
* First Trust eliminates any stock whose price has appreciated by more than 75% in the preceding 12 months.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Finally, First Trust selects the 15 stocks with the greatest price appreciation in the previous 12 months. Each of the stock's weighting in the portfolio is based on its relative market capitalization (highest to lowest).

GLOBAL DIVIDEND TARGET 15 STRATEGY
The Global Dividend Target 15 Strategy seeks to achieve its objective by investing in the common stocks of certain companies included in the Dow Jones Industrial Average[SM] (DJIA[SM]), the Financial Times Ordinary Index (FT30 Index or Financial Times 30 Index), and the Hang Seng Index[SM]. This strategy invests in the common stocks of the five companies with the lowest per share stock price of the ten companies in each of the DJIA[SM], the FT30 Index and the Hang Seng Index, respectively that have the highest indicated annual dividend yields ("Dividend Yields") in their respective index. First Trust selects the common stocks for this strategy in the following manner:

* First Trust determines the Dividend Yield on each common stock in the DJIA[SM], the FT30 Index and the Hang Seng Index;
* First Trust determines the ten companies in each of the DJIA[SM], the FT30 Index, and the Hang Seng Index that have the highest Dividend Yield in the respective index; and
* From those companies, First Trust then selects an approximately equally weighted portfolio of the common stocks of the 5 companies in each index with the lowest price per share.

NYSE[R] INTERNATIONAL TARGET 25 STRATEGY
This strategy invests in the common stocks of 25 companies selected from the stocks included in the NYSE International 100 Index[R]. The NYSE
International 100 Index[R] consists of the 100 largest non-U.S.
stocks trading on the New York Stock Exchange.

First Trust selects the stocks of the 25 companies for this strategy in the following manner:
* First Trust begins with the stocks included in the Index on or about the Stock Selection Date.
* First Trust then screens for liquidity by eliminating companies with average daily trading volume for the prior three months below $300,000.
* First Trust then ranks the remaining stocks based on two factors:
  *  Price-to-book ratio, and
  *  Price-to-cash flow ratio.
  Lower, but positive price-to-book ratios and price-to-cash flow ratios are generally used as an indication of value.
* From those companies, First Trust then selects an approximately equally weighted portfolio of the 25 stocks with the best overall ranking based on the two factors.

FIXED INCOME PORTFOLIO
For the Fund's Fixed Income Portfolio, the Manager may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio to either of two separate strategies: the Total Return Strategy and the Diversified Income Strategy. The Manager may change the allocation between the two Fixed Income strategies at any time if it believes that doing so will increase the Fund's ability to achieve its investment objective.

For purposes of the Fixed Income Portfolio, "Fixed Income Instruments" include:
* Securities issued or guaranteed by the U.S. government, and by its agencies or government-sponsored enterprises, some of which may not be guaranteed by the U.S. Treasury;
* Corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
* Mortgage-backed and other asset-backed securities;
* Inflation-indexed bonds issued both by governments and corporations;
* Structured notes, including hybrid or "indexed" securities, and event-linked bonds;
* Loan participations and assignments;
* Delayed funding loans and revolving credit facilities;
* Bank certificates of deposit, fixed time deposits, and bankers' acceptances;


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Repurchase agreements and reverse repurchase agreements;
* Debt securities issued by states or local governments and their agencies, authorities, and other government-sponsored enterprises;
* Obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises; and
* Obligations of international agencies or supranational entities.

TOTAL RETURN STRATEGY
The Total Return Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of this strategy normally varies within two years (plus or minus) of the duration of the Lehman Brothers Aggregate Bond Index, which as of March 31, 2007 was 4.5 years.

The Total Return Strategy invests primarily in investment grade debt securities, but may invest up to 10% of the total assets allocated to the strategy in high yield securities ("junk bonds") rated B or higher by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The Total Return Strategy may invest up to 30% of the total assets allocated to it in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Total Return Strategy may invest up to 15% of its total assets in securities of issuers based in countries with developing (or "emerging market") economies. The Total Return Strategy will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of the total assets allocated to it.

The Total Return Strategy may invest all of the assets allocated to it in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Total Return Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques, such as buy backs or dollar rolls. The "total return" sought by the strategy consists of income earned on the strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

DIVERSIFIED INCOME STRATEGY
The Diversified Income Strategy seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in a diversified pool of Fixed Income Instruments (as defined above) of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The average portfolio duration of the Diversified Income Strategy normally varies within a three- to eight-year time frame based on PIMCO's forecast for interest rates.

The Diversified Income Strategy may invest in a diversified pool of corporate fixed income securities of varying maturities. The Diversified Income Strategy may invest all of its assets in high yield securities ("junk bonds") subject to a maximum of 10% of its total assets in securities rated below B by Moody's or equivalently rated by S&P[R]or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

The Diversified Income Strategy may invest in securities denominated in foreign currencies and U.S.-dollar-denominated securities of foreign issuers. The Diversified Income Strategy may have foreign currency exposure (from non-U.S. dollar denominated securities or currencies) up to 100% of its total assets. In addition, the Diversified Income Strategy may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets.

The Diversified Income Strategy may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Diversified Income Strategy may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The total return sought by the Diversified Income Strategy consists of income earned on the Strategy's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund may engage in frequent trading in order to achieve its investment objective.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The Fund attempts to balance the goals of capital appreciation and preservation of capital by investing its assets at a targeted allocation of 60% to 70% in equity securities and 30% to 40% in fixed income securities. The allocation targets are intended to help moderate the impact of equity market volatility on the returns of the Fund by diversifying the Fund. Since the Fund invests a higher proportion of its assets in equity securities and a lower proportion in fixed income securities than the AZL TargetPLUS Balanced Fund, the Fund is more subject to the risks associated with the Equity Portfolio and less subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Balanced Fund. Conversely, the Fund is less subject to the risks associated with the Equity Portfolio and more subject to those associated with the Fixed Income Portfolio than the AZL TargetPLUS Growth Fund because the AZL TargetPLUS Growth Fund allocates a still higher percentage of its assets to equity investments. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* ALLOCATION RISK
* LIMITED MANAGEMENT RISK
* STRATEGY SELECTION RISK
* INVESTMENT STRATEGY RISK
* CAPITALIZATION RISK
* FOCUSED INVESTMENT RISK
* INTEREST RATE RISK
* CREDIT RISK
* SECURITY QUALITY RISK
* LIQUIDITY RISK
* DERIVATIVES RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* LEVERAGING RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CURRENCY RISK
* DIVIDEND RISK
* LICENSE TERMINATION RISK
* SHORT SALE RISK
* PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                   THIS FUND MAY NOT BE
                                                                                                              APPROPRIATE FOR
                                                                                                              SOMEONE:
* Investing in long-term goals, such as retirement                                                            * Seeking a short-term
                                                                                                                investment
* Seeking capital appreciation and are willing to accept the higher volatility associated with investing in   * Investing in
  foreign stocks and bonds                                                                                      emergency reserves
* Seeking growth of capital                                                                                   * Seeking safety of
                                                                                                                principal

PERFORMANCE INFORMATION
The performance bar chart and table are not presented because the Fund commenced operations on May 1, 2007, and has not had a full calendar year of operations.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.52%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.37%
 Total Annual Fund Operating Expenses    1.14%
 Fee Waiver[(2)]                         0.25%
 Net Annual Fund Operating Expenses[(2)] 0.89%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 0.89% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.



Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS
  $91    $337


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY             AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------



AZL[R] TURNER QUANTITATIVE SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Turner Quantitative Small Cap Growth Fund is long-term growth of capital.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies with small market capitalizations. The Fund will provide notice to shareholders at least 60 days prior to any change to this policy. Small capitalization companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of the market capitalizations of companies included in the Russell 2000 Growth Index. These securities may be traded over the counter or listed on an exchange.

The Subadviser selects securities for the Fund's portfolio that it believes, based on a quantitative model, have strong earnings growth potential. The Fund's investment strategy is to invest in companies that receive high rankings from the Subadviser's proprietary quantitative model. The model seeks to identify attractive small cap growth securities based on such growth characteristics as superior earnings prospects, reasonable valuations, and other fundamental characteristics believed to have predictive value. The Subadviser will seek to maintain sector weightings that approximate those of the Russell 2000 Growth Index, the Fund's benchmark.

Generally, the Subadviser sells securities when a stock's ranking declines relative to its peers.

The Fund may invest in foreign securities listed on U.S. exchanges and in initial public offerings. The Fund may engage in frequent trading to achieve its investment objective.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate, and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* MANAGEMENT RISK

* CAPITALIZATION RISK
* GROWTH STOCKS RISK
* FOREIGN RISK
* PORTFOLIO TURNOVER
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                       THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                               * Seeking to avoid market risk and volatility
* Seeking long-term growth of capital                                             * Unwilling to accept the greater risks
                                                                                    associated with small capitalization companies
* Willing to accept the risk of investing in smaller capitalization stocks for    * Investing for the short-term or investing
  the potential reward of greater capital                                           emergency reserves

PERFORMANCE INFORMATION*
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2006: 11.31%, 2007: 6.07%]

* Prior to June 26, 2007, this Fund was subadvised by ClearBridge Advisors, LLC and was known as the AZL LMP Small Cap Growth Fund.

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2006) 14.34%
 Lowest (Q2, 2006)  -10.90%


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                                         ONE YEAR ENDED     SINCE
                                              INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Turner Quantitative Small Cap Growth Fund 4/29/2005       6.07%        11.13%
Russell 2000 Growth Index                                     7.05%        14.89%

The Fund's performance is compared to the Russell 2000 Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.85%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.13%
 Total Annual Fund Operating Expenses    1.23%
 Fee Waiver[(2)]                         0.00%
 Net Annual Fund Operating Expenses[(2)] 1.23%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $125   $390    $676    $1,489



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                              AZL[R] VAN KAMPEN COMSTOCK FUND
--------------------------------------------------------------------------------


AZL[R] VAN KAMPEN COMSTOCK FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Comstock Fund is to seek capital growth and income through investing in equity securities, including common stocks, preferred stocks and convertible securities.

In pursuit of its objective, the Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

The Fund emphasizes a "value" style of investing in seeking well-established, undervalued companies. The Fund's Subadviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium- or large-capitalization companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include changes in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, change in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase or sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* VALUE STOCKS RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* REAL ESTATE INVESTMENTS RISK
* DERIVATIVES RISK
* CONVERTIBLE SECURITIES RISK
* DIVIDEND RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                 THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Seeking capital growth and income over the long term      * Seeking safety of principal
* Investing for long-term goals, such as retirement         * Investing for the short-term or investing emergency reserves
* Seeking to add a value stock component to your portfolio  * Looking primarily for regular income
* Can withstand volatility in the value of their investment

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -19.87, 2003: 30.53%, 2004: 17.12%, 2005: 3.92%,
                     2006: 15.76%, 2007: -2.22%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 17.73%
 Lowest (Q3, 2002)  -18.94%
AVERAGE ANNUAL TOTAL RETURNS

                             INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Van Kampen Comstock Fund 5/1/2001               -2.22%                            12.45%                    4.72%
Russell 1000 Value Index                            -0.17%                            14.63%                    7.29%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                        0.72%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.11%
 Total Annual Fund Operating Expenses       1.08%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.08%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million of assets, 0.70% on assets from $100 million to $500 million and 0.65% on assets over $500 million through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $110   $343    $595    $1,317



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                     AZL[R] VAN KAMPEN EQUITY AND INCOME FUND
--------------------------------------------------------------------------------



AZL[R] VAN KAMPEN EQUITY AND INCOME FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Equity and Income Fund is to seek the highest possible income consistent with safety of principal, with long-term growth of capital as an important secondary objective.

Under normal market conditions, the Fund invests at least 65% of its total assets in income-producing equity securities. The Subadviser seeks to achieve the Fund's investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities.

The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Fund's Subadviser believes offer the potential for income with safety of principal and long-term growth of capital. At times, the Subadviser may emphasize certain sectors. Portfolio securities are typically sold when the assessments of the Fund's Subadviser of the income or growth potential of such securities materially change.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* VALUE STOCKS RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CONVERTIBLE SECURITIES RISK
* CREDIT RISK
* DERIVATIVES RISK
* MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* INCOME RISK
* CALL RISK
* INDUSTRY SECTOR RISK
* REAL ESTATE INVESTMENTS RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                         THIS FUND MAY
                                                                                                                    NOT BE
                                                                                                                    APPROPRIATE FOR
                                                                                                                    SOMEONE:
* Seeking a high level of income                                                                                    * Seeking a
                                                                                                                      short-term
                                                                                                                      investment
* Seeking to grow your capital over the long-term                                                                   * Investing in
                                                                                                                      emergency
                                                                                                                      reserves
* Able to withstand volatility in the value of the shares of the Fund
* Looking for a fund that emphasizes a value style of investing and invests primarily in income-producing equity instruments and debt securities



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2005: 6.75%, 2006: 12.52%, 2007: 3.07%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2007) 5.42%
 Lowest (Q4, 2007)  -2.03%
AVERAGE ANNUAL TOTAL RETURNS
                                                     ONE YEAR ENDED     SINCE
                                          INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Van Kampen Equity and Income Fund     5/3/2004        3.07%         8.56%
S&P 500 Index                                             5.49%        10.02%
Lehman Brothers U.S. Aggregate Bond Index                 6.97%         4.93%

Based upon the recommendation of the Manager, the Fund has changed its comparative market index from the Russell 1000[R] Value Index to the S&P 500[R] Index and added the Lehman Brothers U.S. Aggregate
Bond Index to provide a more appropriate market comparison. The Russell
1000[R] Value Index will be shown in the comparison of the Fund's performance during the first year following the change. However, after that, the Fund will compare its performance only to the S&P 500[R] Index while also showing the performance of the Lehman Brothers U.S. Aggregate Bond Index.


The Fund's performance is compared to the S&P 500[R] Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500[R]
Index is a measure of the U.S. Stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                        0.75%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.11%
 Total Annual Fund Operating Expenses       1.11%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.11%

(1)Effective December 1, 2007, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on the first $100 million, 0.675% on the next $100 million, and 0.65% thereafter through April 30, 2010 If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $113   $353    $612    $1,352


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                      AZL[R] VAN KAMPEN GLOBAL FRANCHISE FUND
--------------------------------------------------------------------------------



AZL[R] VAN KAMPEN GLOBAL FRANCHISE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Franchise Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a portfolio of equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. The Fund's Subadviser emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries, that meet its investment criteria. Under normal market conditions, the Subadviser invests at least 65% of its total assets in securities of issuers from at least three different countries, which may include the United States.

The Subadviser seeks to invest in companies that it believes have resilient business franchises, strong cash flows, modest capital requirements, capable management, and growth potential. Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Fund is based on the Subadviser's belief that the intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

The Subadviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria. The Subadviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund may concentrate its holdings in a relatively small number of companies but may invest up to 25% in a single issuer. The Subadviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria or that replacing the holding with another investment may improve the Fund's valuation and/or quality.

The Subadviser may invest in certain derivative instruments, such as options, futures, options on futures and currency related transactions, and may use certain techniques, such as hedging, to manage the risks of investing in foreign and emerging markets. However, the Subadviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so.

The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* SELECTION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* VALUE STOCKS RISK
* CAPITALIZATION RISK
* FOCUSED INVESTMENT RISK
* ISSUER RISK
* DERIVATIVES RISK
* CURRENCY RISK
* NON-DIVERSIFICATION RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                                             THIS FUND
                                                                                                                        MAY NOT BE
                                                                                                                        APPROPRIATE
                                                                                                                        FOR SOMEONE:
* Seeking capital appreciation over the long-term                                                                       * Seeking
                                                                                                                          safety of
                                                                                                                          principal
* Are not seeking current income from your investment                                                                   * Investing
                                                                                                                          for the
                                                                                                                          short-term
                                                                                                                          or
                                                                                                                          investing
                                                                                                                          emergency
                                                                                                                          reserves
* Are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers         * Looking
  throughout the world, including emerging market countries                                                               primarily
                                                                                                                          for
                                                                                                                          regular
                                                                                                                          income
* Can withstand the volatility in the value of your shares in the Fund
* Investing for long-term goals, such as retirement

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2004: 12.21%, 2005: 11.64%, 2006: 21.25%, 2007: 9.82%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q4, 2004) 12.03%
 Lowest (Q3, 2004)  -4.77%



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AVERAGE ANNUAL TOTAL RETURNS

                                     INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Van Kampen Global Franchise Fund 5/1/2003               9.82%                   16.83%
MSCI World Index                                            9.04%                   17.44%

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                        0.95%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.12%
 Total Annual Fund Operating Expenses       1.32%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.32%

(1)Effective December 1, 2007, the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% on the first $100 million, 0.90% on the next $100 million, and 0.85% thereafter through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.39% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $134   $418    $723    $1,590


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------



AZL[R] VAN KAMPEN GLOBAL REAL ESTATE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Global Real Estate Fund is to provide income and capital appreciation.

The Subadviser seeks a combination of current income and capital appreciation by investing primarily in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (REOCs), REITs and similar entities established outside the United States (foreign real estate companies). The Fund will invest primarily in companies located in the developed countries of North America, Europe and Asia, but may also invest in emerging markets. The Subadviser's approach emphasizes a bottom-up driven investment strategy with a global top-down country allocation.

The Subadviser actively manages the Fund using a combination of top-down and bottom-up methodologies. The top-down asset allocation overlay involves the overweighting and underweighting of each of the regions contained in the FTSE/NAREIT Global Real Estate Index by focusing on key regional criteria, which include demographic and macroeconomic considerations (for example, population, employment, household information and income). The Subadviser employs a value-driven approach to bottom-up security selection, which emphasizes underlying asset values, values per square foot and property yields. In seeking an optimal matrix of regional and property market exposure, the Subadviser considers broad demographic and macroeconomic factors as well as criteria such as space demand, new construction and rental patterns. The Subadviser generally considers selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies in the real estate industry, including REOCs, REITs, and foreign real estate companies. The Fund will provide notice to shareholders at least 60 days prior to any change in this policy.

The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

A company is considered to be in the real estate industry if it (i) derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate or (ii) has at least 50% of the fair market value of its assets invested in residential, commercial or industrial real estate.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* REAL ESTATE INVESTMENT RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* NON-DIVERSIFICATION RISK
* CURRENCY RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?
In light of the Fund's investment objectives and principal investment strategies, the Fund may be appropriate for investors who:
* Seek to grow their capital over the long-term
* Are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry
* Can withstand volatility in the value of their shares of the Fund
* Wish to add to their investment portfolio a fund that invests primarily in companies operating in the real estate industry.

An investment in the Fund is not a deposit of any bank or other insured depository institution. An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency.

An investment in the Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, and investors should consider their long-term investment goals and financial needs when making an investment decision about the Fund. An investment in the Fund is intended to be a long-term investment, and the Fund should not be used as a trading vehicle.


PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC: 2007: -8.68%]


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q1, 2007) 7.12%
 Lowest (Q4, 2007)  -11.43%
AVERAGE ANNUAL TOTAL RETURNS
                                                     ONE YEAR ENDED     SINCE
                                          INCEPTION DECEMBER 31, 2007 INCEPTION
AZL Van Kampen Global Real Estate Fund    5/1/2006       -8.68%         6.51%
FTSE EPRA/NAREIT Global Real Estate Index                -6.96%         9.74%

The Fund's performance is compared to the Financial Times London Stock Exchange "FTSE" European Public Real Estate Association "EPRA"/ National Association of Real Estate Investment Trusts "NAREIT" Global Real Estate Index, an unmanaged index that is designed to represent general trends in eligible real estate stocks worldwide. Relevant real estate activities are defined as the ownership, disposure and development of income producing real estate. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee                          0.90%
 Distribution (12b-1) Fees[(1)]          0.25%
 Other Expenses                          0.22%
 Total Annual Fund Operating Expenses    1.37%
 Fee Waiver[(2)]                         0.02%
 Net Annual Fund Operating Expenses[(2)] 1.35%

(1)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(2)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.35% through April 30, 2010 The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5YEARS 10 YEARS
  $137   $432    $748   $1,645


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

-------------------------------------------------------------------------------
RISK/RETURN SUMMARY                    AZL[R] VAN KAMPEN GROWTH AND INCOME FUND
-------------------------------------------------------------------------------



AZL[R] VAN KAMPEN GROWTH AND INCOME FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Growth and Income Fund is income and long-term growth of capital.

The Fund normally invests at least 65% of its total assets in income-producing equity securities, including common stocks and convertible securities although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by S&P[R] or by Moody's.

In selecting securities for investment the Fund will focus primarily on the security's potential for income and capital growth. The Fund's Subadviser may focus on larger capitalization companies which it believes possess characteristics for improved valuation. The Fund's Subadviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. Although focusing on larger capitalization companies, the Fund may invest in securities of small- or medium-sized companies.

The Fund may dispose of a security whenever, in the opinion of the Fund's Subadviser, factors indicate it is desirable to do so. Such factors include change in economic or market factors in general or with respect to a particular industry, a change in the market trend or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 15% of its total assets in REITs and up to 25% of its total assets in securities of foreign issuers, including emerging market securities. The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes.

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* CREDIT RISK
* INTEREST RATE RISK
* DERIVATIVES RISK
* REAL ESTATE INVESTMENTS RISK


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.


WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                         THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
* Investing for long-term goals, such as retirement                                 * Pursuing an aggressive high growth investment
                                                                                      strategy
* Seeking income and growth of capital                                              * Seeking a stable share price
* Pursuing a balanced approach to investments in both growth and income producing   * Investing emergency reserves
  securities


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PERFORMANCE INFORMATION
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -14.71%, 2003: 27.46%, 2004: 13.82%, 2005: 9.24%,
                     2006: 15.90%, 2007: 2.64%]


    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 15.92%
 Lowest (Q3, 2002)  -17.75%
 AVERAGE ANNUAL TOTAL RETURNS

                                      INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Van Kampen Growth and Income Fund 5/1/2001               2.64%                             13.52%                    6.99%
Russell 1000 Value Index                                     -0.17%                            14.63%                    7.29%

The Fund's performance is compared to the Russell 1000 Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The tables below only reflect Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                        0.75%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses                             0.09%
 Total Annual Fund Operating Expenses       1.09%
 Fee Waiver[(3)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(3)] 1.09%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.675% on the first $100 million of assets and 0.65% on assets over $100 million through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.20% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $111   $347    $601    $1,329


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY                   AZL[R] VAN KAMPEN MID CAP GROWTH FUND
--------------------------------------------------------------------------------



INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The investment objective of the AZL Van Kampen Mid Cap Growth Fund is to seek capital growth.

The Fund normally invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks and other equity securities of mid capitalization growth companies. The Fund considers mid capitalization companies to be those that, at the time of purchase, have market capitalizations within the range of the Russell MidCap Growth Index, which was between $624 million and $42 billion at December 31, 2007. The Fund may also invest in preferred stocks and securities convertible into common stocks or other equity securities. The Fund will provide notice to shareholders at least 60 days prior to any change in this mid capitalization policy.

The Fund seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Fund typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and attractive risk/reward. The Fund generally considers selling an investment when it determines the company no longer satisfies its investment criteria.

The Fund may purchase and sell certain derivative instruments, such as options, futures and options on futures, for hedging and cash management purposes. In addition, the Fund may enter into various currency transactions, such as currency forward contracts and currency futures contracts.

The Fund may invest up to 25% of its total assets in securities of foreign companies, including emerging market securities, primarily through ownership of depositary receipts.

The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs).

For temporary defensive purposes, or when cash is temporarily available, the Fund may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


For more information about Temporary Defensive Positions, see "More About the Funds."


PRINCIPAL INVESTMENT RISKS
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following general risks which are described in the section "Principal Investment Risks" later in this prospectus:
* MARKET RISK
* ISSUER RISK
* SELECTION RISK
* GROWTH STOCKS RISK
* CAPITALIZATION RISK
* FOREIGN RISK
* EMERGING MARKETS RISK
* REAL ESTATE INVESTMENTS RISK
* DERIVATIVES RISK
* CURRENCY RISK

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

WHO MAY WANT TO INVEST?

CONSIDER INVESTING IN THIS FUND IF YOU ARE:                                                               THIS FUND MAY NOT BE
                                                                                                          APPROPRIATE FOR SOMEONE:
* Seeking capital growth over the long-term                                                               * Seeking safety of
                                                                                                            principal
* Not seeking current income from their investment                                                        * Investing for the
                                                                                                            short-term or investing
                                                                                                            emergency reserves
* Able to withstand substantial volatility in the value of their shares of the Fund                       * Looking primarily for
                                                                                                            regular income
* Wishing to add to their investment portfolio a fund that emphasizes a growth style of investing in common stocks and other equity securities

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Fund's performance would have been lower.

The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE

[BAR CHART GRAPHIC - 2002: -24.25%, 2003: 28,43%, 2004: 21.23%, 2005: 17.54%,
                     2006: 9.21%, 2007: 22.19%]

    HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART) Highest (Q2, 2003) 13.46%
 Lowest (Q3, 2002)  -15.72%
AVERAGE ANNUAL TOTAL RETURNS

                                   INCEPTION ONE YEAR ENDED DECEMBER 31, 2007 FIVE YEARS ENDED DECEMBER 31, 2007 SINCE INCEPTION
AZL Van Kampen Mid Cap Growth Fund 5/1/2001               22.19%                            19.55%                    9.01%
Russell MidCap Growth Index                               11.43%                            17.90%                    6.38%

The Fund's performance is compared to the Russell MidCap Growth Index, an unmanaged index which measures the performance individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
The following expense table indicates the estimated expenses that an investor will incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table below only reflects Fund expenses. Since the Funds are offered exclusively for variable contracts, there are also additional separate account expenses that would apply. If applicable separate account expenses were included, overall expenses would be higher.


 Management Fee[(1)]                        0.80%
 Distribution (12b-1) Fees[(2)]             0.25%
 Other Expenses[(3)]                        0.12%
 Total Annual Fund Operating Expenses       1.17%
 Fee Waiver[(4)]                            0.00%
 Net Annual Fund Operating Expenses[(1)(4)] 1.17%

(1)The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% on the first $100 million of assets and 0.75% on assets above $100 million through April 30, 2010. If this temporary fee reduction were reflected in the table, the Net Annual Fund Operating Expense would be lower.]
(2)The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays Allianz Life Financial Services, LLC, the Fund's distributor, an annual fee of up to 0.25% of average daily net assets as payment for distributing its shares and providing shareholder services.
(3)Other expenses have been restated to reflect current expenses.
(4)The Manager and the Fund have entered into a written contract limiting operating expenses to 1.30% through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. To the extent that such reimbursements to the Manager are expected in the upcoming year, the amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.


Please see the section of this prospectus "Distribution (12b-1) Fees" for more information. Also, see the contract prospectus for more information regarding the additional fees and expenses associated with your variable contract.

EXPENSE EXAMPLE
Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

 1 YEAR 3 YEARS 5 YEARS 10 YEARS
  $119   $372    $644    $1,420


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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PRINCIPAL INVESTMENT RISKS
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PRINCIPAL INVESTMENT RISKS
The following are general risks of investing in the Funds:


ALLOCATION RISK
* AZL         The risk that the Manager could allocate assets in a manner which results in the Fund underperforming other funds with
  TargetPLUS  similar investment objectives. Because the Manager has discretion to allocate Fund assets between the two underlying
  Balanced    portfolios, and because the underlying portfolios represent different asset classes, each portfolio is subject to
  Fund        different levels and combinations of risk, depending on the Fund's exact asset allocation.
* AZL
  TargetPLUS
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund

CAPITALIZATION RISK
* AZL BlackRock  To the extent the Fund invests significantly in small and/or mid-capitalization companies, it may have
  Capital        capitalization risk. These companies may present additional risk because they have less predictable earnings or no
  Appreciation   earnings, more volatile share prices and less liquid securities than large capitalization companies. These
  Fund           securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer
* AZL BlackRock  more severe price declines during periods of generally declining stock prices. The shares of smaller companies tend
  Growth Fund    to trade less frequently than those of larger, more established companies, which can adversely affect the price of
* AZL Columbia   smaller companies' securities and the Fund's ability to sell them when the portfolio manager deems it appropriate.
  Mid Cap Value  These companies may have limited product lines, markets, or financial resources, or may depend on a limited
  Fund           management group. The value of some of the Fund's investments will rise and fall based on investor perception
* AZL Columbia   rather than economic factors.
  Small Cap
  Value Fund
* AZL Columbia
  Technology
  Fund
* AZL First
  Trust Target
  Double Play
  Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL Mid Cap
  Index Fund
* AZL NACM
  International
  Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL Small Cap
  Stock Index
  Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Equity Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

COMMODITY RISK
* PIMCO                           The portfolio's investments in commodity-linked derivative instruments may subject the portfolio
  CommodityRealReturn{trademark}  to greater volatility than investments in traditional securities. The value of commodity-linked
  Strategy Portfolio              derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or agricultural products. As a result, the portfolio may be more susceptible to risks associated with those sectors.


CONVERTIBLE SECURITIES RISK
* AZL AIM        The values of the convertible securities in which the Fund may invest also will be affected by market interest
  International  rates, the risk that the issuer may default on interest or principal payments and the value of the underlying
  Equity Fund    common stock into which these securities may be converted. Specifically, since these types of convertible
* AZL BlackRock  securities pay fixed interest and dividends, their values may fall if market interest rates rise, and rise if
  Capital        market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible
  Appreciation   securities at a time and at a price that is unfavorable to the Fund.
  Fund
* AZL BlackRock
  Growth Fund
* AZL Columbia
  Technology
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund


COUNTRY/ REGIONAL RISK
* AZL Schroder   Local events, such as political upheaval, financial troubles, or natural disasters, may weaken a country's or a
  International  region's securities markets. Because the Fund may invest a large portion of its assets in securities of companies
  Small Cap Fund located in any one country or region, its performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

CREDIT RISK
* AZL BlackRock  Credit risk is the chance that the issuer of a debt security will fail to repay interest and principal in a timely
  Capital        manner, reducing the Fund's return. Also, an issuer may suffer adverse changes in financial condition that could
  Appreciation   lower the credit quality and liquidity of a security, leading to greater volatility in the price of the security
  Fund           and the Fund's shares.
* AZL BlackRock
  Growth Fund
* AZL Enhanced
  Bond Index
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL NACM
  International
  Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL PIMCO      The Fund could lose money if the issuer or the guarantor of a fixed income security, or the counterparty to a
  Fundamental    derivatives contract, repurchase agreement, or a loan of portfolio securities, is unwilling or unable to make
  IndexPLUS      payments of principal and/or interest in a timely manner, or to otherwise honor its obligations. Securities are
  Total Return   subject to varying degrees of credit risk, which are often reflected in their credit ratings. Those Funds that are
  Fund           permitted to invest in municipal bonds are subject to the risk that litigation, legislation, or other political
* AZL TargetPLUS events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on
  Balanced Fund  an issuer's ability to make payments of principal and/or interest.
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Money      Although credit risk is low because the Fund invests only in high quality obligations, if an issuer fails to pay
  Market Fund    interest or repay principal, the value of the Fund's assets could decline.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

CURRENCY RISK
* AZL AIM        Funds that invest in securities that trade in, and receive revenues in, foreign currencies are subject to the risk
  International  that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that
  Equity Fund    the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries
* AZL Columbia   may fluctuate significantly over short periods of time for a number of reasons, including changes in interest
  Technology     rates, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational
  Fund           authorities, such as the International Monetary Fund, or by the imposition of currency controls or other political
* AZL Davis NY   developments in the U.S. or abroad. As a result, the Fund's investments with exposure to foreign currency
  Venture Fund   fluctuations may decline in value (in terms of the U.S. dollar) and reduce the returns of the Fund.
* AZL Dreyfus
  Founders
  Equity Growth
  Fund
* AZL First
  Trust Target
  Double Play
  Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL NACM
  International
  Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Equity Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
 *AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
Mid Cap Growth
Fund

CYCLICAL OPPORTUNITIES RISK
* AZL          The Fund may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to
  Oppenheimer  those changes if the Subadviser believes they have growth potential. The Fund might sometimes seek to take tactical
  Global Fund  advantage of short-term market movements or events affecting particular issuers or industries. There is a risk that if the event does not occur as expected, the value of the stock could fall, which in turn could depress the Fund's share prices.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

DERIVATIVES RISK
* AZL AIM        The AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL TargetPLUS Balanced Fund, the AZL TargetPLUS Growth
  International  Fund, and the AZL TargetPLUS Moderate Fund invest in derivatives. The other Funds listed may invest in derivatives.
  Equity Fund    A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset,
* AZL BlackRock  reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying
  Capital        asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency
  Appreciation   risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of
  Fund           derivative instruments involves risks different from, or possibly greater than, the risks associated with investing
* AZL BlackRock  directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such
  Growth Fund    as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the
* AZL Columbia   risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with
  Technology     the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal
  Fund           amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty
* AZL Enhanced   to a derivatives contract could default.
  Bond Index
  Fund
* AZL
  International
  Index Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL Mid Cap
  Index Fund
* AZL NACM
  International
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL S&P 500
  Index Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL Small Cap
  Index Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund

DIVIDEND RISK
* AZL Dreyfus There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that if
  Founders    declared, they will either remain at current levels or increase over time.
  Equity
  Growth Fund
* AZL First
  Trust
  Target
  Double Play
  Fund
* AZL
  TargetPLUS
  Equity Fund
* AZL Van
  Kampen
  Comstock
  Fund


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       144


* AZL         There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future
  TargetPLUS  or that if declared, they will either remain at current levels or increase over time. Because a significant portion of
  Balanced    the securities held by the Fixed Income Portfolio may have variable or floating interest rates, the amounts of its
  Fund        monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when
* AZL         market interest rates fall, the amount of the distributions to shareholders will likewise decrease.
  TargetPLUS
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund

EMERGING MARKETS RISK
* AZL AIM        In addition to the risks described under "Foreign Risk", issuers in emerging markets may present greater risk than
  International  investing in foreign issuers generally. Emerging markets may have less developed trading markets and exchanges
  Equity Fund    which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile
* AZL Davis NY   than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so
  Venture Fund   that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also
* AZL Franklin   have less developed legal and accounting systems and investments may be subject to greater risks of government
  Small Cap      restrictions, nationalization, or confiscation.
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL NACM
  International
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Equity Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund
* AZL Schroder   Emerging markets may have less developed trading markets and exchanges. Emerging countries may have less developed
  Emerging       legal and accounting systems and investments may be subject to greater risks of government restrictions of
  Markets Equity withdrawing the sales proceeds of securities from the country. Economies of developing countries may be more
  Fund           dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be substantially more volatile than stocks of issuers in the U.S. and other developed countries and may be very speculative.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       145



EMERGING MARKETS RISK
* AZL PIMCO      Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities
  Fundamental    of issuers based in countries with developing economies. These securities may present market, credit, currency,
  IndexPLUS      liquidity, legal, political, and other risks different from, or greater than, the risks of investing in developed
  Total Return   foreign countries.
  Fund

ETF AND INVESTMENT COMPANY RISK
* AZL       The Fund may invest in ETFs or shares of open-end or closed-end investment companies, including single country funds.
  JPMorgan  Investing in another investment company exposes the Fund to all the risks of that investment company and, in general,
  Large Cap subjects it to a pro rata portion of the other investment company's fees and expenses.
  Equity
  Fund
* AZL
  JPMorgan
  U.S.
  Equity
  Fund
* AZL
  Schroder
  Emerging
  Markets
  Equity
  Fund

EXTENSION RISK
* AZL       When interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated,
  Enhanced  cause the value of the securities to fall.
  Bond
  Index
  Fund

FOCUSED INVESTMENT RISK
* AZL         Focusing investments in a small number of issuers, industries, or regions increases risk. Funds that invest in a
  Jennison    relatively small number of issuers may have more risk because changes in the value of a single security or the impact
  20/20 Focus of a single economic, political, or regulatory occurrence may have a greater impact on the Fund's net asset value.
  Fund        Some of those issuers also may present substantial credit or other risks. The Fund may from time to time have greater
* AZL OCC     risk if it invests a substantial portion of its assets in companies in related industries, such as technology or
  Growth Fund financial and business services, that may share common characteristics and are often subject to similar business risks
* AZL Van     and regulatory burdens. The securities of companies in similar industries may react similarly to economic, market,
  Kampen      political, or other developments.
  Global
  Franchise
  Fund
* AZL First   The Fund invests in a limited number of securities, and the securities selected for the strategies used to manage this
  Trust       Fund may be issued by companies concentrated in particular industries, including consumer products and technology.
  Target      Companies within an industry are often faced with the same obstacles, issues or regulatory burdens, and their common
  Double Play stock may react similarly and move in unison to these and other market conditions. As a result of these factors,
  Fund        stocks in which the Fund invests may be more volatile and subject to greater risk of adverse developments that may
* AZL         affect many of the companies in which the Fund invests, than a mixture of stocks of companies from a wide variety of
  TargetPLUS  industries. Generally, in the context of the total portfolio, these holdings may not be large enough to consider the
  Balanced    Fund as a whole as concentrated.
  Fund
* AZL
  TargetPLUS
  Equity Fund
* AZL
  TargetPLUS
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FOREIGN RISK
* AZL AIM        Because the Fund invests in securities of foreign issuers, it may be subject to risks not usually associated with
  International  owning securities of U.S. issuers. These risks include, among others, adverse fluctuations in foreign currency
  Equity Fund    values as well as adverse political, social and economic developments affecting a foreign country, including the
* AZL Columbia   risk of nationalization, expropriation or confiscatory taxation. In addition, foreign investing involves less
  Small Cap      publicly available information, and more volatile or less liquid securities markets. Investments in foreign
  Value Fund     countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment
* AZL Columbia   proceeds from a foreign country, confiscatory foreign tax laws, and potential difficulties in enforcing contractual
  Technology     obligations. Transactions in foreign securities may be subject to less efficient settlement practices, including
  Fund           extended clearance and settlement periods. Foreign accounting may be less revealing than U.S. accounting practices.
* AZL Davis NY   Foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to
  Venture Fund   fluctuate more than if it held only U.S. securities.
* AZL Dreyfus
  Founders
  Equity Growth
  Fund
* AZL Enhanced
  Bond Index
  Fund
* AZL First
  Trust Target
  Double Play
  Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL NACM
  International
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Equity Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
 *AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund
* AZL Money      The Fund may invest in obligations of foreign banks and other foreign issuers that involve certain risks in
  Market Fund    addition to those of domestic issuers, including higher transaction costs, less complete financial information, political and economic instability, less stringent regulatory requirements and less market liquidity.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

GROWTH STOCKS RISK
* AZL AIM        The returns on growth stocks may or may not move in tandem with the returns on other categories of stocks, or the
  International  stock market as a whole. Growth stocks may be particularly susceptible to rapid price swings during periods of
  Equity Fund    economic uncertainty or in the event of earnings disappointments. Further, growth stocks typically have little or
* AZL BlackRock  no dividend income to cushion the effect of adverse market conditions. To the extent a growth style of investing
  Capital        emphasizes certain sectors of the market, such investments will be more sensitive to market, political, regulatory
  Appreciation   and economic factors affecting those sectors.
  Fund
* AZL BlackRock
  Growth Fund
* AZL Columbia
  Technology
  Fund
* AZL Dreyfus
  Founders
  Equity Growth
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund

HEADLINE RISK
* AZL      The Subadviser seeks to acquire companies with expanding earnings at value prices. They may make such investments when a
  Davis NY company becomes the center of controversy after receiving adverse media attention. The company may be involved in
  Venture  litigation, the company's financial reports or corporate governance may be challenged, the company's annual report may
  Fund     disclose a weakness in internal controls, investors may question the company's published financial reports, greater government regulation may be contemplated, or other adverse events may threaten the company's future. While the
           Subadviser researches companies subject to such contingencies, it cannot be correct every time, and the company's stock may never recover.

INCOME RISK
* AZL Franklin    Income risk is the chance that falling interest rates will cause the Fund's income to decline. Income risk is
  Templeton       generally higher for short-term bonds.
  Founding
  Strategy Plus
  Fund
* AZL Money
  Market Fund
* AZL Van Kampen
  Equity and
  Income Fund

INDEX FUND RISK
* AZL Enhanced   The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies, or
  Bond Index     reduce the effects of any long-term periods of poor stock performance. The correlation between the performance of
  Fund           the Fund and the performance of the index may be affected by the Fund's expenses, changes in securities markets,
* AZL            changes in the composition of the index, and the timing of purchases and redemptions of Fund shares.
  International
  Index Fund
* AZL Mid Cap
  Index Fund
* AZL S&P 500
  Index Fund
* AZL Small Cap
  Stock Index
  Fund

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

INDUSTRY SECTOR RISK
* AZL Columbia   The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies
  Technology     having investments in technology. The technology sector historically has had greater stock price fluctuation as
  Fund           compared to the general market. By focusing on the technology sector of the stock market rather than a broad
* AZL OCC        spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that
  Opportunity    affect those technology companies. The stock prices of technology companies during the past few years have been
  Fund           highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.
* AZL Davis NY   At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the
  Venture Fund   financial services sector. By focusing on a particular sector from time to time, the Fund carries greater risk of
* AZL Franklin   adverse developments in a sector than a fund that always invests in a wide variety of sectors. Financial services
  Small Cap      companies are subject to extensive government regulation, which may affect their profitability in many ways,
  Value Fund     including by limiting the amount and types of loans and other commitments they can make, and the interest rates and
* AZL Van Kampen fees they can charge. A financial services company's profitability, and therefore its stock price is especially
Equity and       sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans.
Income Fund      Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
* AZL Columbia   At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of
  Small Cap      issuers in a particular industry are subject to changes in economic conditions, government regulations,
  Value Fund     availability of basic resources or supplies, or other events that affect that industry more than others. To the
* AZL Dreyfus    extent that the Fund has greater emphasis on investments in a particular industry, its share values may fluctuate
  Founders       in response to events affecting that industry.
  Equity Growth
  Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Money      Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the
  Market Fund    risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties experience financial problems and/or cannot repay their obligations.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

INITIAL PUBLIC OFFERINGS RISK
* AZL Columbia  The Fund may invest in initial public offerings (IPOs). By definition, securities issued in IPOs have not traded
  Technology    publicly until the time of their offerings. There may be only a limited number of shares available for trading, the
  Fund          market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors
* AZL Jennison  may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it
  20/20 Focus   more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing
  Fund          prices. In addition, some companies initially offering their shares publicly are involved in relatively new
* AZL OCC       industries or lines of business, which may not be widely understood by investors. Some of the companies involved in
  Opportunity   new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-
  Fund          term prospects of them. Many IPOs are by small- or micro-cap companies that are undercapitalized.
* AZL Schroder
  Emerging
  Markets
  Equity Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund

INTEREST RATE RISK
* AZL AIM        Interest rate risk is the chance that the value of the bonds the Fund holds will decline due to rising interest
  International  rates. When interest rates rise, the price of most bonds goes down. The price of a bond is also affected by its
  Equity Fund    maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.
* AZL BlackRock
  Capital
  Appreciation
  Fund
* AZL BlackRock
  Growth Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Money      This is the risk that changes in nominal interest rates, which consist of a real interest rate and the expected
  Market Fund    rate of inflation, will affect the value of the Fund's investments in income-producing or debt securities. Although the value of money market investments is less sensitive to interest rate risk than longer-term securities, increases in nominal interest rates may cause the value of the Fund's investments to decline.
* AZL Enhanced   As nominal interest rates rise, the value of fixed income securities held by a Fund is likely to decrease.
  Bond Index     Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more
  Fund           volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real
* AZL Franklin   interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected
  Templeton      Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as
  Founding       when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience
  Strategy Plus  greater losses than other fixed income securities with similar durations.
  Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

INVESTMENT STRATEGY RISK
* AZL First   Investment strategy risk is the chance that Subadviser's strategies for selecting securities for the Fund's portfolio
  Trust       will cause the Fund to underperform other funds with similar investment objectives. One of the Fund's principal
  Target      investment strategies involves selecting common stocks of companies that have experienced certain rate of growth in
  Double Play return on assets and a lower, but positive price-to-book ratio. There can be no assurance that the companies whose
  Fund        stocks are selected for the Fund's portfolio using this strategy will continue to experience continued growth in return on assets. The other principal investment strategy involves ranking and selecting stocks based on their prospective price performance. There can be no assurance that the companies whose stocks are selected for the Fund's portfolio using this strategy will actually perform better than other stocks.
* AZL         Certain strategies involve selecting common stocks that have high dividend yields relative to other common stocks
  TargetPLUS  comprising an index. The dividend yields of such stocks may be high relative to such other stocks because the share
  Balanced    price of the stock has declined relative to such other stocks. The stocks selected may be out of favor with investors
  Fund        because the issuer is experiencing financial difficulty, has had or forecasts weak earnings performance, has been
* AZL         subject to negative publicity, or has experienced other unfavorable developments relating to its business. There can
  TargetPLUS  be no
  Equity Fund  assurance that the negative factors that have caused the issuer's stock price to have declined relative to other
* AZL         stocks will not cause further decreases in the issuer's stock price, or that the dividend paid on the stock will be
  TargetPLUS  maintained.
  Growth Fund Certain strategies involve selecting common stocks of issuers that have experienced certain rates of growth in sales
* AZL         and stocks that have experienced recent price appreciation. There can be no assurance that the issuers whose stocks
  TargetPLUS  are selected will continue to experience growth in sales, or that the issuer's operations will result in positive
  Moderate    earnings even if sales continue to grow. There further can be no assurance that the prices of such issuers' stocks
  Fund        will not decline.
              Value Line's Timeliness[R] rankings reflect Value Line's views as to the prospective price performance of the #1 ranked stocks relative to other stocks ranked by Value Line[R]. There is no assurance that the #1 ranked stocks will actually perform better than other stocks and, as a result, the Fund may underperform other similar investments.

ISSUER RISK
        The value of a security may decline for a number of reasons that directly relate to the issuer, such as management
* All   performance, financial leverage, and reduced demand for the issuer's products or services.
  of
  the
  Funds

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

LEVERAGING RISK
* AZL BlackRock  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse
  Capital        repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery, or forward
  Appreciation   commitment transaction. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, the
  Fund           Fund will segregate or "earmark" liquid assets or otherwise cover transactions that may give rise to such risk. The
* AZL BlackRock  use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so to
  Growth Fund    satisfy its obligations or to meet segregation requirements. In addition, leverage, including borrowing, may
* AZL NFJ        exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities.
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund

LICENSE TERMINATION RISK
* AZL First   The Fund relies on third party license(s) that permit the use of the intellectual property of such parties in
  Trust       connection with the name of the Fund and/or the investment strategies of the Fund. Such license(s) may be terminated
  Target      by the licensors, and as a result, the Fund may lose its ability to use the licensed name as a part of the name of the
  Double Play Fund or to receive data from the third party as it relates to the investment strategy. Accordingly, in the event a
  Fund        license is terminated, the Fund may have to change its name or investment strategy(ies).
* AZL
  TargetPLUS
  Balanced
  Fund
* AZL
  TargetPLUS
  Equity Fund
* AZL
  TargetPLUS
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund

LIMITED MANAGEMENT RISK
* AZL First   The Fund's strategy of investing in companies according to criteria determined on or about the last business day
  Trust       before each Stock Selection Date prevents the Fund from responding to market fluctuations, or changes in the financial
  Target      condition or business prospects of the selected companies, between Stock Selection Dates. As compared to other funds,
  Double Play this could subject the Fund to more risk if one of the selected stocks declines in price or if certain sectors of the
  Fund        market, or the United States economy, experience downturns. The investment strategy may also prevent the Fund from
* AZL         taking advantage of opportunities available to other funds.
  TargetPLUS
  Balanced
  Fund
  (Equity
  Portfolio)
* AZL
  TargetPLUS
  Equity Fund
* AZL
  TargetPLUS
  Growth Fund
  (Equity
  Portfolio)
* AZL
  TargetPLUS
  Moderate
  Fund
  (Equity
  Portfolio)

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

LIQUIDITY RISK
* AZL Columbia   Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid
  Technology     securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an
  Fund           advantageous time or price. Restricted securities may be subject to liquidity risk because they may have terms that
* AZL Enhanced   limit their resale to other investors or may require registration under applicable securities laws before they may
  Bond Index     be sold publicly. Funds with principal investment strategies that involve restricted securities, foreign
  Fund           securities, derivatives, companies with small market capitalization or securities with substantial market and/or
* AZL Franklin   credit risk tend to have the greatest exposure to liquidity risk.
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL NACM
  International
  Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Money      The Fund may purchase variable and floating rate instruments. The absence of an active market for these securities
  Market Fund    could make it difficult for the Fund to dispose of them if the issuer defaults.

LOAN RISK
* AZL        Bank loans, corporate loans, loan participations and assignments involve credit risk, interest rate risk, liquidity
  Franklin   risk, and the risks of being a lender. Indebtedness of companies whose creditworthiness is poor involves substantially
  Templeton  greater risks and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a
  Founding   small fraction of the amount owed, and may pay only after a delay, which may be substantial. Consequently, when
  Strategy   investing in indebtedness of companies with poor credit, the fund bears a substantial risk of losing the entire amount
  Plus Fund  invested. If the fund purchases a loan, it may only be able to enforce its rights through the lender and may assume the credit risk of both the lender and the borrower. In the event that a borrow defaults, the fund's access to the collateral securing the loan may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be inadequate or difficult to realize upon. As a result, the fund might not receive payments to which it is entitled.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

MARKET RISK
* All   The market price of securities owned by the Fund may go up or down, sometimes rapidly and unpredictably. Securities may
  of    decline in value due to factors affecting securities markets generally or particular industries represented in the
  the   securities markets. The value of a security may decline due to general market conditions that are not specifically related
  Funds to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. The value of the Fund's portfolio may fluctuate to a greater or lesser degree than fluctuations of the general stock market. For those Funds that invest in stocks of foreign companies, the value of the Fund's portfolio will be affected by changes in foreign stock markets and the special economic and other factors that might primarily affect stock markets in particular foreign countries and regions. Equity securities generally have greater price volatility than fixed income securities.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
* AZL Enhanced The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain
  Bond Index   additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related
  Fund         securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest
* AZL PIMCO    rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension
  Fundamental  risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When
  IndexPLUS    interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of a
  Total Return Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. If a Fund purchases
  Fund         mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the
* AZL          Fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly
  TargetPLUS   high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make
  Balanced     payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of
  Fund         those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case
* AZL          of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a
  TargetPLUS   pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue
  Growth Fund  securities subject to various levels of subordination. The risk of non-payment affects securities at each level,
* AZL          although the risk is greater in the case of more highly subordinated securities. A Fund's investments in other asset-
  TargetPLUS   backed securities are subject to risks similar to those associated with mortgage-related securities, as well as
  Moderate     additional risks associated with the nature of the assets and the servicing of those assets.
  Fund
* AZL Van
  Kampen
  Equity and
  Income Fund
* AZL Van
  Kampen
  Comstock
  Fund

NON-DIVERSIFICATION RISK
* AZL First  The Fund is non-diversified. This means that the percentage of its assets invested in any single issuer is not limited
  Trust      by the 1940 Act. When the Fund's assets are invested in the securities of a limited number of issuers or it holds a
  Target     large portion of its assets in a few issuers, the value of its shares will be more susceptible to any single economic,
  Double     political or regulatory event affecting those issuers or their securities than shares of a diversified fund.
  Play Fund
* AZL Van
  Kampen
  Global
  Franchise
  Fund
* AZL Van
  Kampen
  Global
  Real
  Estate
  Fund

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

PORTFOLIO TURNOVER
* AZL Columbia   The Fund may actively and frequently trade its portfolio securities. High portfolio turnover (100% or more) results
  Technology     in higher transaction costs and can adversely affect the Fund's performance.
  Fund
* AZL Dreyfus
  Founders
  Equity Growth
  Fund
* AZL First
  Trust Target
  Double Play
  Fund
* AZL
  International
  Index Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL NACM
  International
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Value Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Equity Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund

PREPAYMENT RISK
* AZL       If interest rates fall, it is possible that issuers of callable securities held by the Fund will call or prepay their
  Enhanced  securities before their maturity dates. In this event, the proceeds from the called securities would most likely be
  Bond      reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the
  Index     Fund's income and distributions to shareholders and termination of any conversion option on convertible securities.
  Fund

REAL ESTATE INVESTMENTS RISK
* AZL AIM        The performance of real estate investments (REITs) depends on the strength of real estate markets, REIT management
  International  and property management which can be affected by many factors, including national and regional economic conditions.
  Equity Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL S&P 500
  Index Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL Small Cap
  Stock Index
  Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       156


REAL ESTATE INVESTMENTS RISK
* AZL Van Kampen Because of the Fund's policy of concentrating its investments in securities of companies operating in the real
Global Real      estate industry, the Fund is more susceptible to the risks of investing in real estate directly. Real estate is a
Estate Fund      cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values may also be greatly affected by demographic trends, such as population shifts or changing tastes and values. Government actions, such as tax increases, zoning law changes or environmental regulations, may also have a major impact on real estate. Changing interest rates and credit quality requirements will also affect the cash flow of real estate companies and their ability to meet capital needs. Investing in companies operating in the real estate industry also exposes investors to the way in which these real estate companies are organized and operated. In addition to investing directly in real estate, these companies may engage directly in real estate management or development activities. Operating these companies requires specialized management skills and the Fund indirectly bears the management expenses of these companies along with the direct expenses of the Fund. Individual real estate companies may own a limited number of properties and may concentrate in a particular region or property type.

SECURITY QUALITY RISK (ALSO KNOWN AS "HIGH YIELD RISK")
* AZL Franklin   The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality
   Templeton     (commonly known as "junk bonds") may be subject to greater levels of credit and liquidity risk than funds that do
   Founding      not invest in such securities. These securities are considered predominately speculative with respect to the
   Strategy Plus issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising
   Fund          interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these
* AZL            securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal
  Oppenheimer    payments, the Fund may lose the value of its entire investment.
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

SELECTION RISK (ALSO KNOWN AS "MANAGEMENT RISK")
* AZL AIM        The Fund is an actively managed investment portfolio. The portfolio manager(s) make investment decisions for the
  International  Fund's assets. However, there can be no guarantee they will produce the desired results and poor security selection
  Equity Fund    may cause the Fund to underperform its benchmark index or other funds with similar investment objectives.
* AZL BlackRock
  Capital
  Appreciation
  Fund
* AZL BlackRock
  Growth Fund
* AZL Columbia
  Mid Cap Value
  Fund
* AZL Columbia
  Technology
  Fund
* AZL Davis NY
  Venture Fund
* AZL Dreyfus
  Founders
  Equity Growth
  Fund
* AZL Franklin
  Small Cap
  Value Fund
* AZL Franklin
  Templeton
  Founding
  Strategy Plus
  Fund
* AZL Jennison
  20/20 Focus
  Fund
* AZL JPMorgan
  Large Cap
  Equity Fund
* AZL JPMorgan
  U.S. Equity
  Fund
* AZL NACM
  International
  Fund
* AZL NACM
  International
  Growth Fund
* AZL NFJ
  International
  Growth Fund
* AZL OCC Growth
  Fund
* AZL OCC
  Opportunity
  Fund
* AZL
  Oppenheimer
  Global Fund
* AZL
  Oppenheimer
  International
  Growth Fund
* AZL PIMCO
  Fundamental
  IndexPLUS
  Total Return
  Fund
* AZL Schroder
  Emerging
  Markets Equity
  Fund
* AZL Schroder
  International
  Small Cap Fund
* AZL TargetPLUS
  Balanced Fund
* AZL TargetPLUS
  Growth Fund
* AZL TargetPLUS
  Moderate Fund
* AZL Turner
  Quantitative
  Small Cap
  Growth Fund
* AZL Van Kampen
  Comstock Fund
* AZL Van Kampen
  Equity and
  Income Fund
* AZL Van Kampen
  Global
  Franchise Fund
* AZL Van Kampen
  Global Real
  Estate Fund
* AZL Van Kampen
  Growth and
  Income Fund
* AZL Van Kampen
  Mid Cap Growth
  Fund

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

SHORT SALE RISK
               Short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not
* AZL PIMCO    own with the hope of purchasing the same security at a later date at a lower price. Certain of the Funds may also
  Fundamental  enter into short derivatives positions through futures contracts or swap agreements. If the price of the security or
  IndexPLUS    derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the
  Total Return time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short
  Fund         sales involve the risk that losses may be exaggerated, potentially resulting in the loss of more money than the
* AZL          actual cost of the investment. Short sales "against the box" give up the opportunity for capital appreciation in the
TargetPLUS     security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms,
Balanced Fund  causing a loss to the Fund.
* AZL
  TargetPLUS
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund

SPECIAL SITUATIONS RISK
* AZL Franklin Periodically, the Fund might use aggressive investment techniques. These might include seeking to benefit from what
  Templeton    the Subadviser perceives to be "special situations", such as mergers, reorganizations, restructurings or other
  Founding     unusual events expected to affect a particular issuer. However, there is a risk that the change or event might not
  Strategy     occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not
  Plus Fund    produce the expected gains or could incur a loss for the portfolio.
* AZL
  Oppenheimer
  Global Fund

STRATEGY SELECTION RISK
* AZL         The risk that the Manager could allocate assets in a manner that will cause the Funds to underperform other funds with
  TargetPLUS  similar investment objectives. The Manager may have a potential conflict of interest in allocating Fixed Income
  Balanced    Portfolio assets between the Diversified Income Strategy and the Total Return Strategy because the subadvisory fee
  Fund        rate it pays to the Subadviser are different for the two strategies. However, the Manager is a fiduciary to the Funds
* AZL         and is legally obligated to act in their best interests when selecting strategies, without taking fees into
  TargetPLUS  consideration.
  Growth Fund
* AZL
  TargetPLUS
  Moderate
  Fund

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

SUBSIDIARY RISK
* PIMCO                           By investing in a wholly-owned subsidiary, the portfolio is indirectly exposed to the risks
  CommodityRealReturn{trademark}  associated with the subsidiary's investments. The derivatives and other investment held by the
  Strategy Portfolio              subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio.
                                  There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and is generally not subject to all the investor protections of the 1940 Act. In additional, changes in the laws of the United States and/or the
                                  Cayman Islands, under whose laws the subsidiary is organized, could result in the inability of the portfolio and/or the subsidiary to operate as planned and could adversely affect the portfolio.

TAX RISK
* PIMCO                            The portfolio gains exposure to the commodities markets through investments in commodity-linked
  CommodityRealReturn{trademark}  derivative instruments, including commodity index-linked notes, swap agreement, commodity options,
  Strategy Portfolio              futures, and option of futures. The portfolio may also gain exposure indirectly to commodity markets by investing in a wholly-owned subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the portfolio must derive at least 90% of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (the "IRS") issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code.
                                  However, the IRS has issued a private letter ruling to the portfolio in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the portfolio in which the IRS specifically concluded that income derived from the portfolio's investment in its subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in its subsidiary. The use of commodity index-linked notes and investments in the subsidiary involve specific risks.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

VALUE STOCKS RISK
             The value style of investing emphasizes stocks of undervalued companies whose characteristics may lead to improved
* AZL        valuations. These stocks may remain undervalued because value stocks, as a category, may lose favor with investors
  Columbia   compared to other categories of stocks or because the valuations of these stocks do not improve in response to changing
  Mid Cap    market or economic conditions.
  Value Fund
* AZL
  Columbia
  Small Cap
  Value Fund
* AZL
  Franklin
  Small Cap
  Value Fund
* AZL
  Franklin
  Templeton
  Founding
  Strategy
  Plus Fund
* AZL
  Jennison
  20/20
  Focus Fund
* AZL Van
  Kampen
  Comstock
  Fund
* AZL Van
  Kampen
  Equity and
  Income
  Fund
* AZL Van
  Kampen
  Global
  Franchise
  Fund

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

MORE ABOUT THE FUNDS
Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment among the Funds. The Funds have the flexibility to make portfolio investments and engage in other investment techniques that are in addition to the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the SAI (see back cover).

Unless otherwise indicated, any percentage limitation on a Fund's holdings which is set forth in the Risk/Return Summaries above is applied only when securities of the kind in question are purchased.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

--------------------------------------------------------------------------------
FUND MANAGEMENT
--------------------------------------------------------------------------------

FUND MANAGEMENT


THE MANAGER
Allianz Investment Management LLC serves as the Manager for the Funds pursuant to the terms of an investment management agreement. The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the Funds. The Subadvisers manage the portfolio securities of the Funds and provide additional services including research, selection of brokers and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the Subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2008.

The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in this prospectus for the AZL First Trust Target Double Play Fund, the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of either or both the AZL First Trust Target Double Play Fund or AZL TargetPLUS Equity Fund, or the Equity Portfolio of any or all of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and/or AZL TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers for the Trust, subject to the oversight of the Board of Trustees. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust. Currently, the Manager's only client other than the Trust is the Allianz Variable Insurance Products Fund of Funds Trust. As of December 31, 2008, the Manager had aggregate assets under management of $___billion. The Manager monitors and reviews the activities of each of the Subadvisers.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


THE SUBADVISERS OF THE FUNDS

SUBADVISER                                                                                                            FUND(S)
BLACKROCK CAPITAL MANAGEMENT, INC. ("BLACKROCK CAPITAL") was organized in 1994 to perform advisory services for       AZL BlackRock
investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Advisors  Capital
is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded         Appreciation
investment management firms in the United States having, together with its affiliates, approximately $1.4 trillion in Fund investment company and other assets under management as of June 30, 2008. BlackRock, Inc. is an affiliate of The PNC  AZL BlackRock
Financial Services Group, Inc. and Merrill Lynch & Co., Inc.                                                          Growth Fund
BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION ("BLACKROCK") was organized in 1977 to perform advisory services for   AZL Money
investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809.  BlackRock is a     Market Fund
wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.4 trillion in investment company and other assets under management as of December 31, 2007.  BlackRock, Inc. is an affiliate of The PNC Financial Services
Group, Inc. and Merrill Lynch & Co., Inc.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       163


BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK") has its principal offices at 800 Scudders Mill Road, Plainsboro,   AZL Enhanced
NJ 08536. BlackRock is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded     Bond Index
investment management firms in the United States having, together with its affiliates, approximately $___ trillion in Fund investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The  AZL
PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.                                                      International
                                                                                                                      Index Fund
                                                                                                                      AZL Mid Cap
                                                                                                                      Index Fund
COLUMBIA MANAGEMENT ADVISORS, LLC ("COLUMBIA ADVISORS") located at 100 Federal Street, Boston, Massachusetts 02110,   AZL Columbia
is the Fund's Subadviser. At June 30, 2008, Columbia Advisors had assets under management of $390.7 billion. Columbia Mid Cap Value
Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America             Fund
Corporation. Its management experience covers all major asset classes, including equity securities, fixed income      AZL Columbia
securities and money market instruments. In addition to serving as investment manager for mutual funds, Columbia      Small Cap
Advisors acts as an investment manager for individuals, corporations, retirement plans, private investment companies  Value Fund
and financial intermediaries.                                                                                         AZL Columbia
                                                                                                                      Technology
                                                                                                                      Fund
DAVIS SELECTED ADVISERS, L.P. ("DAVIS") is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis  AZL Davis NY
is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no     Venture Fund
business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis's principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. As of December 31, 2007, Davis managed $105 billion in assets.
THE DREYFUS CORPORATION ("DREYFUS") is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus       AZL S&P 500
manages approximately $263 billion in 180 mutual fund portfolios as of December 31, 2007. Dreyfus is the primary      Index Fund
mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on       AZL Small Cap
helping clients more and manage their financial assets, operating in 34 countries and serving more than 100 markets.  Index Fund
BNY Mellon has more than $23 trillion in assets under management, and it services more than $41 trillion in outstanding debt.
FIRST TRUST ADVISORS L.P. ("FIRST TRUST") is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.      AZL First
First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at March 31,   Trust Target
2008, had approximately $32.20 billion in assets under management and supervision, of which approximately $3.5        Double Play
billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.              Fund
                                                                                                                      AZL TargetPLUS
                                                                                                                      Balanced Fund
                                                                                                                      (Equity
                                                                                                                      Portfolio
                                                                                                                      only)
                                                                                                                      AZL TargetPLUS
                                                                                                                      Equity Fund
                                                                                                                      AZL TargetPLUS
                                                                                                                      Growth Fund
                                                                                                                      (Equity
                                                                                                                      Portfolio
                                                                                                                      only)
                                                                                                                      AZL TargetPLUS
                                                                                                                      Moderate Fund
                                                                                                                      (Equity
                                                                                                                      Portfolio
                                                                                                                      only)

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       164



FOUNDERS ASSET MANAGEMENT LLC ("FOUNDERS") is a wholly owned subsidiary of MBSC Securities Corporation, which is a    AZL Dreyfus
wholly owned subsidiary of The Dreyfus Corporation. The Dreyfus Corporation is a wholly owned subsidiary of The Bank  Founders
of New York Mellon Corporation, a global financial services company with more than $1.1 trillion in assets under      Equity Growth
management. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado       Fund
80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to other investment companies.
FRANKLIN ADVISERS, INC.                                                                                               AZL Franklin
                                                                                                                      Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund
FRANKLIN ADVISORY SERVICES, LLC ("FRANKLIN"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the       AZL Franklin
Fund's investment Subadviser, and was founded in 1947. Together, as of January 31, 2007, Franklin and its affiliates  Small Cap
had over $643 billion in assets under management.                                                                     Value Fund
FRANKLIN MUTUAL ADVISERS, LLC                                                                                         AZL Franklin
                                                                                                                      Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund
INVESCO AIM CAPITAL MANAGEMENT, INC. ("INVESCO AIM) is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046- AZL AIM
1173. Invesco Aim has acted as an investment advisor since its organization in 1976 and advises together with its     International
affiliates, over 225 investment portfolios. Assets under management by Invesco Aim and its affiliate as of December   Equity Fund
31, 2007 were approximately $166 billion.
JENNISON ASSOCIATES LLC ("JENNISON"), 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability AZL Jennison
company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates    20/20 Focus
Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a   Fund
direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is in turn a wholly owned subsidiary of Prudential Financial, Inc. As of December 31, 2007, Jennison managed in excess of $86 billion in assets.
J.P. MORGAN INVESTMENT MANAGEMENT INC. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management         AZL JPMorgan
Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMIM is located   Large Cap
at 245 Park Avenue, New York, NY 10167. At September 30, 2008, JPMIM and its affiliates had $1.2 trillion in assets   Equity Fund
under management.                                                                                                     AZL JPMorgan
                                                                                                                      U.S. Equity
                                                                                                                      Fund
NFJ INVESTMENT GROUP LLC ("NFJ") is a Delaware limited liability company and is a registered investment adviser under AZL NFJ
the Advisers Act.  Its principal place of business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. As of         International
December 31, 2008, NFJ had aggregate assets under management of $___ billion. NFJ is affiliated with the Manager.     Value Fund
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM"), organized under the laws of Delaware, is located at 600 West      AZL NACM
Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and as of December 31, 2007 managed       International
approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans,             Fund
corporations, public retirement systems and unions, university endowments, foundations, and other institutional       AZL NACM
investors and individuals. NACM is affiliated with the Manager.                                                       International
                                                                                                                      Growth Fund


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       165


OPPENHEIMER CAPITAL LLC ("OCC") is a Delaware limited liability company and is a registered investment adviser under  AZL OCC Growth
the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48th Floor, New York, New York      Fund
10105. As of December 31, 2007, OCC had aggregate assets under management of $22.5 billion. OCC is affiliated with    AZL OCC
the Manager.                                                                                                          Opportunity
                                                                                                                      Fund
OPPENHEIMERFUNDS, INC. ("OFI"), is located at Two World Financial Center, 225 Liberty St., 11th Floor, New York, NY   AZL
10281. OFI has been an investment advisor since January 1960. OFI is one of the largest and most respected mutual     Oppenheimer
fund companies in the U.S., with more than $260 billion in assets under management as of December 31, 2007.           Global Fund
                                                                                                                      AZL
                                                                                                                      Oppenheimer
                                                                                                                      International
                                                                                                                      Growth Fund
PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO") is located at 840 Newport Center Drive, Newport Beach, CA 92660.  AZL PIMCO
Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional    Fundamental
and individual clients and to mutual funds. As of December 31, 2007, PIMCO had $746.3 billion in assets under         IndexPLUS
management.                                                                                                           Total Return
   * Sub-Subadviser with regards only to the AZL PIMCO Fundamental IndexPLUS Total Return Fund: RESEARCH AFFILIATES,  Fund*
     LLC, a California limited liability company, is located at 155 N. Lake Ave., Suite 900, Pasadena, CA 91101. As   AZL TargetPLUS
     of December 31, 2007, Research Affiliates, LLC had $31 billion in assets under management.                       Balanced Fund
                                                                                                                      (Fixed Income
                                                                                                                      Portfolio)
                                                                                                                      AZL TargetPLUS
                                                                                                                      Growth Fund
                                                                                                                      (Fixed Income
                                                                                                                      Portfolio)
                                                                                                                      AZL TargetPLUS
                                                                                                                      Moderate Fund
                                                                                                                      (Fixed Income
                                                                                                                      Portfolio)
SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. ("SCHRODERS"), 875 Third Avenue, 22nd Floor, New York, NY 10022-    AZL Schroder
6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide Emerging group of financial services companies that are together known as Schroders. Schroders currently serves as investment  Markets Equity
advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2007, Schroders,         Fund
together with its affiliated companies, managed approximately $277 billion in assets. Schroder Investment Management  AZL Schroder
North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London    International
EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the       Small Cap Fund
Fund's assets.
TEMPLETON GLOBAL ADVISORS LIMITED                                                                                     AZL Franklin
                                                                                                                      Templeton
                                                                                                                      Founding
                                                                                                                      Strategy Plus
                                                                                                                      Fund
TURNER INVESTMENT PARTNERS, INC. ("TURNER"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an       AZL Turner
employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh.      Quantitative
Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, core and    Small Cap
value equity investment strategies across all market capitalizations, totaling approximately $29.1 billion in assets  Growth Fund under management as of December 31, 2007.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009
                                       166


VAN KAMPEN ASSET MANAGEMENT ("VKAM") is a wholly-owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and   AZL Van Kampen
was founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $589      Comstock Fund
billion under management or supervision as of December 31, 2007. Van Kampen is a wholly-owned subsidiary of MSAM      AZL Van Kampen
Holdings II, Inc. which is a wholly-owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management    Equity and
are located at 522 Fifth Avenue, New York, NY 10036.                                                                  Income Fund
                                                                                                                      AZL Van Kampen
                                                                                                                      Global
                                                                                                                      Franchise Fund
                                                                                                                      AZL Van Kampen
                                                                                                                      Global Real
                                                                                                                      Estate Fund
                                                                                                                      AZL Van Kampen
                                                                                                                      Growth and
                                                                                                                      Income Fund
                                                                                                                      AZL Van Kampen
                                                                                                                      Mid Cap Growth
                                                                                                                      Fund

THE PORTFOLIO MANAGERS OF THE FUNDS
AZL AIM INTERNATIONAL EQUITY FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund: Shuxin Cao, Senior Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1997. Jason T. Holzer, Senior Portfolio Manager, has been responsible for the Fund since 1999 and has been associated with Invesco Aim and/or its affiliates since 1996. Clas G. Olsson, (lead portfolio manager with respect to the Fund's investments in Europe and Canada), Senior Portfolio Manager, has been responsible for the Fund since 1997 and has been associated with Invesco Aim and/or its affiliates since 1994. Barrett K. Sides, (lead portfolio manager with respect to the Fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, has been responsible for the Fund since 1995 and has been associated with Invesco Aim and/or its affiliates since 1990. Matthew W. Dennis, Portfolio Manager, has been responsible for the Fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 2000.

The lead managers generally have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

They are assisted by Invesco Aim's Asia Pacific/Latin America and Europe/Canada Teams which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the Fund but do not have any day-to-day management responsibilities with respect to the Fund. Members of the team may change from time to time.


AZL BLACKROCK CAPITAL APPRECIATION FUND
The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Capital Management, Inc. (BlackRock Capital), and Edward P. Dowd, Managing Director at BlackRock Capital. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock Capital's Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm's growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm's large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Mr. Dowd joined BlackRock Capital as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the technology and energy sectors. Prior to joining BlackRock Capital, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.

AZL BLACKROCK GROWTH FUND
The fund management team is led by Jeffrey R. Lindsey, CFA, Managing Director at BlackRock Capital Management, Inc. (BlackRock Capital), and Edward P. Dowd, Managing Director at BlackRock Capital. Mr. Lindsey and Mr. Dowd also lead the portfolio management team of the BlackRock Exchange Fund.

Mr. Lindsey and Mr. Dowd joined BlackRock following the merger with State Street Research & Management Company (SSRM) in 2005. Mr. Lindsey is head of BlackRock Capital's Large Cap Growth equity team. He is primarily responsible for the financials and health care sectors. Mr. Lindsey, as Managing Director at SSRM, headed the Mid- and Large-Cap Growth Teams. He joined SSRM in 2002 and was promoted to Chief Investment Officer-Growth in 2003. He was responsible for overseeing all of the firm's growth and core products. He was the co-portfolio manager of the State Street Legacy Fund and the firm's large cap growth institutional portfolios. Prior to joining SSRM, he spent eight years at Putnam Investments, most recently as Managing Director and Director of Concentrated Growth Products.

Mr. Dowd joined BlackRock Capital as a Director following the SSRM merger, and was promoted to Managing Director in 2006. He is primarily responsible for the technology and energy sectors. Prior to joining BlackRock Capital, Mr. Dowd was a Vice President at SSRM. He was employed by SSRM beginning in 2002 and was a co-portfolio manager of the SSR Legacy Fund. During the prior five years, he also served as a Senior Vice President and Technology Sector Leader for Independence Investment LLC and as an equity research associate at Donaldson, Lufkin & Jenrette.

AZL COLUMBIA MID CAP VALUE FUND
David I. Hoffman is co-manager of the Fund. He has been in the investment industry since 1986. He is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Diane L. Sobin, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Lori J. Ensinger, CFA, is co-manager of the Fund. She has been in the investment industry since 1983. She is a Managing Director of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2001.

Noah J. Petrucci, CFA, is co-manager of the Fund. He has been in the investment industry since 1993. He is a Vice President of Columbia Advisors and has been associated with Columbia Advisors or its predecessors since 2002.

AZL COLUMBIA SMALL CAP VALUE FUND
Stephen D. Barbaro is the Fund's lead manager. He has been in the investment industry since 1971. He is a Director of Columbia Management and has been associated with Columbia Management or its predecessors since 1976.

Jeremy Javidi is the Fund's co-manager. He has been in the investment industry since 2000. He is a Vice President of Columbia Management and has been associated with Columbia Management or its predecessors since 2000.

AZL COLUMBIA TECHNOLOGY FUND
Wayne Collette is a director and senior portfolio manager for Columbia Management. Mr. Collette is the team leader for the Portland small and mid-cap growth and technology strategy team. He joined Columbia Management in 2001 and has been a member of the investment community since 1996. Prior to joining Columbia Management, Mr. Collette served as an equity research analyst at Neuberger Berman and Schroder Capital Management.

Mr. Collette earned his B.A. degree in political science from Brandeis University and his M.B.A. degree in finance, as a member of Beta Gamma Sigma Honor Society, from Columbia Business School at Columbia University. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of Portland.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL DAVIS NY VENTURE FUND
The portfolio managers of the Fund are Christopher C. Davis and Kenneth C. Feinberg, who together serve as portfolio manager for a number of large cap value equity portfolios at the Subadviser. They are the persons primarily responsible for investing the Fund's assets on a daily basis. Mr. Davis has over 15 years experience in investment management and securities research. He joined the Subadviser in 1989. Mr. Feinberg joined the Subadviser in 1994.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
John B. Jares has been the portfolio manager of the Fund since March 2004. Mr. Jares, a Chartered Financial Analyst, is a portfolio manager at The Boston Company Asset Management, LLC, an affiliate of Founders, where he has been employed since July 2006. He has also been employed by Founders since 2001.

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
No one individual is primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of an investment committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger
F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of each Fund.

Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and is a Senior Vice President of First Trust and a Senior Vice President of First Trust Portfolios L.P. ("FTP"). Mr. Lindquist is Chairman of the First Trust Investment Committee and presides over First Trust Investment Committee meetings.

Mr. Carey has been with First Trust since 1991 and is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the First Trust Investment Committee on market conditions and First Trust's general investment philosophy.

Mr. Erickson has been with First Trust since 1994 and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

Mr. McGarel has been with First Trust since 1997 and is a Senior Vice President of First Trust and a Senior Vice President of FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

Mr. Testin has been a Senior Vice President of First Trust since August 2001. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. As the head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group for the funds' portfolios.


AZL ENHANCED BOND INDEX FUND



AZL FRANKLIN SMALL CAP VALUE FUND
William J. Lippman has primary responsibility for the investments of the Fund. Mr. Lippman is President and portfolio manager of the Subadviser. He joined Franklin in 1988 and currently manages several retail and insurance funds. He is a member of the Franklin Institutional Small Cap Value Equity Management team. In addition, he is President and Trustee of Franklin Managed Trust and President of Franklin Value Investors Trust.

Y. Dogan Sahin, CFA, is a backup portfolio manager of the Fund and is part of a research team for other funds managed by Franklin Advisory Services. Mr. Sahin joined Franklin Advisory Services in September 2003. Prior to his current position, Mr. Sahin was a research analyst working primarily with the Franklin Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July, 2001. Mr. Sahin earned a B.A. in chemistry


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.

Bruce Baughman is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. He joined Franklin in 1988. Mr. Baughman is part of a team that manages several equity funds, including Franklin Balance Sheet Investment Fund and Franklin MicroCap Value Fund, where he is Lead Manager. He is also a member of the Franklin Institutional Small Cap Value Equity Team.

Margaret McGee is backup portfolio manager of the Fund. She is Vice President and portfolio manager of the Subadviser. Ms. McGee joined Franklin in 1988 and currently co-manages several mutual funds. She is a member of the Franklin Institutional Small Cap Value Equity Team.

Don Taylor is backup portfolio manager of the Fund. He is senior vice president and portfolio manager of the Subadviser. Mr. Taylor joined Franklin in 1996. He is part of a team that manages several equity funds, including Franklin Rising Dividends Fund and Franklin Rising Dividends Securities Fund, where he is Lead Manager. Mr. Taylor is also a member of the Franklin Institutional Small Cap Value Equity Team.


AZL FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
[_____________]

AZL INTERNATIONAL INDEX FUND



AZL JENNISON 20/20 FOCUS FUND
Spiros "Sig" Segalas and David A. Kiefer are the portfolio managers of the Fund. Mr. Segalas and Mr. Kiefer have final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment and management of cash flows.

Spiros "Sig" Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He is a member of The New York Society of Security Analysts, Inc. He has managed the Fund since May 2005.

David A. Kiefer, CFA, is a Managing Director of Jennison, which he joined in September 2000. He was appointed Jennison's Head of Large Cap Value Equity in January 2004, having managed diversified large capitalization portfolios since 1999 and large cap blend equity assets since 2000. He managed the Prudential Utility Fund, now known as the Jennison Utility Fund, from 1994 to June 2005. He joined Prudential's management training program in 1986. From 1988 to 1990, Mr. Kiefer worked at Prudential Power Funding Associates, making loans to the utility and power industry. He then left to attend business school, rejoining Prudential in equity asset management in 1992. He has managed the Fund since May 2005.

The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth, large cap value) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.


AZL JPMORGAN LARGE CAP EQUITY FUND
The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL JPMORGAN U.S. EQUITY FUND
The portfolio management team is led by Thomas Luddy, Managing Director of JPMIM and a CFA charterholder, and Susan Bao, Vice President of JPMIM and a CFA charterholder. Mr. Luddy has held numerous key positions in the firm, including Global Head of Equity, Head of Equity Research, and Chief Investment Officer. He began as an equity research analyst, becoming a portfolio manager in 1982. Ms. Bao has been a portfolio manager in the U.S. Equity Group since 2002 and has been employed by the firm since 1997.

AZL MID CAP INDEX FUND



AZL NACM INTERNATIONAL FUND
Kunal Ghosh, Senior Vice President, joined the firm in 2006 and has portfolio management responsibilities on our International, Global, and Emerging Markets Systematic strategies. Prior to joining the firm, Kunal was a research associate and then portfolio manager for Barclays Global Investors. His experience includes building and implementing models for portfolio management. Before that, he was a quantitative analyst for the Cayuga Hedge Fund. Kunal earned his M.B.A. in finance from Cornell University, his M.S. in material engineering from the University of British Columbia, and his B.Tech from Indian Institute of Technology. He has five years of investment industry experience.

Steven Tael, Ph.D., CFA, Vice President, joined Nicholas-Applegate in 2005 and has portfolio management responsibilities on the International, Global, and Emerging Markets Systematic strategies. Previously, Steve worked at Mellon Capital Management in San Francisco, where he was a research analyst in the area of investment research. His experience spans quantitative model building, model production and portfolio management. Prior to that, he was an Advisory Systems Engineer for Bank of America, where he co-developed a global portfolio risk reporting system. He also was Director of Information Technologies at AffiniCorp USA. Steve has a Ph.D. in applied mathematics and statistics from State University of New York, Stony Brook, and a B.S. and M.A. in mathematics from the University of California, Santa Barbara. He has twelve years of investment industry experience.


AZL NACM INTERNATIONAL GROWTH FUND


AZL NFJ INTERNATIONAL VALUE FUND


AZL OCC GROWTH FUND



AZL OCC OPPORTUNITY FUND
Michael Corelli, Portfolio Manager for Oppenheimer Capital's Small Cap Growth team, is the portfolio co-manager of the AZL OCC Opportunity Fund. Prior to joining PEA Capital LLC, an affiliate of OCC, in 1999 as a research analyst, he spent six years at Bankers Trust as an analyst in the small and mid cap growth group. Mr. Corelli earned a BA from Bucknell University.

Eric Sartorius, Vice President of Oppenheimer Capital and senior research analyst for Oppenheimer Capital's Small Cap Growth strategy, is the portfolio co-manager of the AZL OCC Opportunity Fund. He specializes in researching the information technology, medical technology and health care sectors of the small-cap equity market. Prior to joining the firm in 2006, he was a senior research analyst at PEA Capital LLC. Prior to joining PEA Capital in 2001, he spent two years as a research associate covering the technology sector at Fred Alger Management. He is a CFA charterholder and holds a B.A. from Williams College.

AZL OPPENHEIMER GLOBAL FUND
The portfolio manager of the Fund is Rajeev Bhaman, who is the person primarily responsible for the day-to-day management of the Fund's investments. Mr. Bhaman, CFA, has been a portfolio manager of the Fund since August 2004. He has been a Senior Vice President of the Subadviser since 2006 and is a portfolio manager of


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 other portfolios in the OppenheimerFunds complex. Prior to joining the Subadviser in 1996, Mr. Bhaman was employed at Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
The Fund's portfolio is managed by George R. Evans. Mr. Evans is the Fund's lead portfolio manager and has been the person primarily responsible for the day-to-day management of the Fund's portfolio since inception. Mr. Evans is a Senior Vice President of the Subadviser and has been Director of International Equities of the Subadviser since 2004.

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
The Fund is managed by William H. Gross, Managing Director, Chief Investment Officer and a founding partner of PIMCO. He has been the portfolio manager since the Fund's inception in May of 2006. He has also managed the PIMCO StocksPLUS Fund since January of 1998 and the PIMCO StocksPLUS Total Return Fund since its inception in June of 2002. He has over 30 years of investment experience.

AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND
Thomas Durante, CFA, is the primary portfolio manager of the AZL S&P 500 Index Fund and the AZL Small Cap Stock Index Fund, and has been employed by The Bank of New York Mellon since 1982. He is also a portfolio manager with Mellon Capital Management, an affiliate of Dreyfus.

AZL SCHRODER EMERGING MARKETS EQUITY FUND
The Fund is managed on a team basis and is co-led by Allan Conway and Robert Davy. The Emerging Markets Equity Team has overall responsibility for the management of the Fund and also includes portfolio managers James Gotto and Waj Hashmi.

Mr. Conway has been an employee of Schroder Ltd. since 2004, prior to that, he was head of global emerging markets, West LB Asset Management and Chief Executive Officer of WestAM (UK) Ltd. Mr. Davy has been an employee of Schroder Ltd. since 1986. Mr. Gotto has been am employee of Schroder Ltd. since 1991. Mr. Hashmi has been an employee of Schroder Ltd. since 2000.

AZL SCHRODER INTERNATIONAL SMALL CAP FUND
The portfolio manager primarily responsible for the day-to-day management of the Fund is Matthew Dobbs, who chairs the Schroder International Smallcap Investment Committee. The Investment Committee has overall responsibility for the management of the Fund. The Committee, composed of small cap specialists, determines the country allocation of the Fund, while stock selection is primarily the responsibility of senior regional small cap portfolio managers.

Mr. Dobbs is Head of Global Equities Small Cap for Schroder plc and Schroder Ltd. He has been with the Schroders Group since 1981. Education: BA, Worcester College, Oxford University.

AZL TARGETPLUS EQUITY FUND
The AZL TargetPLUS Equity Fund is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.

AZL TARGETPLUS BALANCED FUND,
AZL TARGETPLUS MODERATE FUND, AND
AZL TARGETPLUS GROWTH FUND
THE EQUITY PORTFOLIO:
      The Equity Portfolio of each of the above listed Funds is subadvised by the First Trust Investment Committee as described above for the AZL First Trust Target Double Play Fund.

THE FIXED INCOME PORTFOLIO:
      DIVERSIFIED INCOME STRATEGY:

      CURTIS MEWBOURNE. Mr. Mewbourne is an Executive Vice President, portfolio manager and Co-Head of the Emerging Markets portfolio management team. Mr. Mewbourne has over 17 years of trading experience in Credit Markets. He began his career in finance at Lehman Brothers in 1992 as a market maker


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 for Emerging Market debt. Prior to joining PIMCO in 1999, Mr. Mewbourne ran Salomon Brothers Emerging Market trading desk in London. Mr. Mewbourne manages various portfolios and CDOs in Total Return and Credit strategies including Global Investment Grade, High Yield, and Emerging Markets. Mr. Mewbourne holds an Engineering degree in Computer Science from the University of Pennsylvania.

      TOTAL RETURN STRATEGY:

      CHRIS DIALYNAS. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO's investment strategy group. He joined PIMCO in 1980. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has 25 years of investment experience and holds a bachelor's degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

      MANAGER ALLOCATION: As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Fund's assets between the Fund's Equity Portfolio and Fixed Income Portfolio within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of the Fund's assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

      Jeffrey W. Kletti is the portfolio manager for the Manager who determines the allocations among and between the Equity Portfolio and the Fixed Income Portfolio as well as between the two strategies underlying the Fixed Income Portfolio. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America, the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND
David Kovacs, CFA, is Senior Portfolio Manager for the Fund. Mr. Kovacs is the Chief Investment Officer of Quantitative Strategies and lead portfolio manager of all the quantitative portfolios. Mr. Kovacs developed the quantitative research model that is currently used by Turner. He has worked at Turner since 1998 and has 18 years of investment experience. Prior to joining Turner Investment Partners, Mr. Kovacs was Director of Quantitative Research at Pilgrim Baxter & Associates. He also served as a senior financial analyst at The West Company. He began his career as a research analyst at Allied Signal, Inc. Mr. Kovacs received his MBA from the University of Notre Dame. Mr. Kovacs is a member of CFA Institute and CFA Society of Philadelphia.

Jennifer K. Clark, is a Quantitative Analyst and Co-Portfolio Manager for the Fund. Ms. Clark has worked at Turner since 2006 and has six years of investment experience. Prior to joining Turner Investment Partners, Ms. Clark was an Actuarial Analyst at ACE USA. Ms. Clark received her BS in mathematics with a concentration in actuarial science from Pennsylvania State University. She is an affiliate member of CFA Institute and CFA Society of Philadelphia.

AZL VAN KAMPEN COMSTOCK FUND
The Fund portfolio is managed by the members of the Subadviser's Multi-Cap Value team. The Multi-Cap Value team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are B. Robert Baker, Jason Leder and Kevin Holt, each a Managing Director of the Subadviser, James N. Warwick an Executive Director of the Subadviser, and Devin E. Armstrong, a Vice President of the Subadviser.

Mr. Baker has been associated with the Subadviser in an investment management capacity since 1991. Mr. Leder has been associated with the Subadviser in an investment management capacity since 1995. Mr. Holt has been associated with the Subadviser in an investment management capacity since 1999. Mr. Armstrong has been associated with the Subadviser in a research capacity since August 2004. Prior to August 2004, Mr. Armstrong was attending Columbia Business School (August 2002 - May 2004) and prior to that, he was a research associate at William Blair & Company. Mr. Warwick has been associated with the Subadviser in an investment management capacity since 2002.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Mr. Baker is the lead portfolio manager for the Fund and Messrs. Leder, Holt, Armstrong and Warwick are co-portfolio managers. Each team member is responsible for specific sectors. All team members are responsible for the day-to-day management of the Fund's portfolio, and Mr. Baker is responsible for the execution of the overall strategy of the Fund's portfolio.

The composition of the team may change without notice from time to time.


AZL VAN KAMPEN EQUITY AND INCOME FUND
The Fund is managed by members of the Subadviser's Equity Income and Taxable Fixed Income teams. The Equity Income and Taxable Fixed Income teams consist of portfolio managers and analysts. Current members of the teams jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian, Mary Jayne Maly, and Sanjay Verma, each a Managing Director of the Subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the Subadviser.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the equity holdings in the Fund. Mr. Verma is responsible for the management of the fixed income holdings in the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.


The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL FRANCHISE FUND
The Fund's portfolio is managed within the Subadviser's Global Franchise team. The current members of the team include Hassan Elmasry, Managing Director of the Subadviser, Paras Dodhia and Michael Allison, each an Executive Director of the Subadviser, and Jayson Vowles, Vice President of the Subadviser.

Mr. Elmasry is the lead portfolio manager of the Global Franchise strategy and has 24 years' investment experience. He is supported by Michael Allison, Paras Dodhia and Jayson Vowles, the strategy's dedicated portfolio managers. Messrs. Allison, Dodhia and Vowles have 12, 9, and 8 years of investment experience respectively. As lead portfolio manager, Mr. Elmasry has ultimate responsibility for stock selection and portfolio construction.

See below for more information about the portfolio managers.

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
The Fund's assets are managed within the Real Estate Team. The members of the team who are currently responsible for the day-to-day management of the Fund are Theodore R. Bigman, Michael te Paske, Sven van Kemenade and Angeline Ho, each a Managing Director of the Subadviser. Together, the team determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

See below for more information about the portfolio managers.


AZL VAN KAMPEN GROWTH AND INCOME FUND
The Fund is managed by members of the Subadviser's Equity Income team. The Equity Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Subadviser, and James O. Roeder, Mark J. Laskin, and Sergio Marcheli, each an Executive Director of the Subadviser.

Mr. Bastian is the lead portfolio manager of the Fund. Messrs. Roeder and Laskin, and Ms. Maly assist Mr. Bastian in the management of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades, and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Fund.


The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL VAN KAMPEN MID CAP GROWTH FUND
The Fund's portfolio is managed within the Subadviser's Growth Team. The Current members of the team include Dennis Lynch David Cohen, and Sam Chainani, Managing Directors of the Subadviser, and Alexander Norton and Jason Yeung, Executive Directors of the Subadviser.

Dennis Lynch is the lead portfolio manager of the Fund. David Cohen, Sam Chainani, Alex Norton and Jason Yeung are co-portfolio managers. Members of the team collaborate to manage the assets of the Fund. The team manages their funds in 5 primary strategies.

The composition of the team may change without notice from time to time. See below for more information about the portfolio managers.


THE VAN KAMPEN PORTFOLIO MANAGERS:
* Michael Allison has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Global Franchise Fund since February 2005.
* B. Robert Baker, has worked for the Subadviser since 1991 and has managed the AZL Van Kampen Comstock Fund since 2001.
* Thomas Bastian has worked for the Subadviser since 2003 and joined the team managing the AZL Van Kampen Equity and Income Fund in 2004 and has managed the AZL Van Kampen Growth and Income Fund since 2003.
* Theodore R. Bigman has worked for the Subadviser since 1995 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Sam Chainani has worked for the Subadviser since 1996 and has managed the AZL Van Kampen Mid Cap Growth since 2004.
* David Cohen has worked for the Subadviser since 1993 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Paras Dodhia has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Global Franchise Fund since 2003.
* Hassan Elmasry, has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Global Franchise Fund since April 2002.
* Angeline Ho has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Kevin Holt has worked for the Subadviser since 1999 and has managed the AZL Van Kampen Comstock Fund since 2001.
* Sven van Kemenade has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* Mark Laskin has worked for the Subadviser since October 2000 and began managing both the AZL Van Kampen Equity and Income Fund and the AZL Van Kampen Growth and Income Fund in January 2007.
* Jason Leder has worked for the Subadviser since 1995 and has managed the AZL Van Kampen Comstock Fund since 2001.
* Dennis Lynch, who is the Fund's lead portfolio manager, has worked for the Subadviser since 1998 and has managed the AZL Van Kampen Mid Cap Growth Fund since 2003.
* Sergio Marcheli has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Equity and Income Fund since 2004 and has managed the AZL Van Kampen Growth and Income Fund since 2003
* Alexander Norton has worked for the Subadviser since 2000 and has managed the AZL Van Kampen Mid Cap Growth Fund since July 2005.
* Michael te Paske has worked for the Subadviser since 1997 and has been managing the AZL Van Kampen Global Real Estate Fund since 2006.
* James O. Roeder has worked for the Subadviser since 1999 and has managed the AZL Van Kampen Equity and Income Fund since 2004 and has managed the AZL Van Kampen Growth and Income Fund since 2001.
* Jayson Vowles has worked for the Subadviser since 2003 and has managed the AZL Van Kampen Global Franchise Fund since 2003.
* Jason Yeung has worked for the Subadviser since 2002 and has managed the AZL Van Kampen Mid Cap Growth Fund since September 2007.
* Ms. Maly has been associated with the Subadviser in an investment management capacity since 2003 and has been managing the AZL Van Kampen Equity and Income Fund and the AZL Van Kampen Growth and Income Fund since July 2008.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

* Mr. Verma has been associated with the Subadviser in an investment management capacity since April 2008 and has been managing the AZL Van Kampen Equity and Income Fund since December 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003 to 2008.



MORE INFORMATION ABOUT FUND MANAGEMENT
The Manager, Oppenheimer Capital LLC, PIMCO, NFJ Investment Group LLC., and Nicholas-Applegate Capital Management LLC are subsidiaries of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany and has operations in more than 70 countries. As of December 31, 2008, Allianz SE had third-party assets under management of $_______ trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, banking, investment adviser, and mutual fund businesses.


The SAI has more detailed information about the Manager, the Subadvisers and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.


DUTIES OF THE MANAGER AND SUBADVISERS
Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the AZL Funds and the selection of Subadvisers and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for allocation of assets between the Equity Portfolio and Fixed Income Portfolio and between the Diversified Income Strategy and the Total Return Strategy within the Fixed Income Portfolio for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund. However, the Subadvisers determine which securities are bought and sold, and in what amounts, for each of those portfolios and strategies. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to Allianz VIP Funds by its administrator, custodian and other service providers. Further information about the Subadvisers is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:
* hire one or more subadvisers;
* change subadvisers; and
* reallocate management fees between itself and subadvisers.

The Manager continues to have the ultimate responsibility for the investment performance of these Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination and replacement. No Fund will rely on the order until it receives approval from:
* its shareholders; or
* the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

POTENTIAL CONFLICT OF INTEREST
Potential or apparent conflicts of interest may arise for the Manager related to its discretion over the allocation of assets for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "Multi-Manager Funds").

As described under the Risk/Return Summary, under normal market conditions the Manager may allocate the Funds' assets between each of the Funds' Equity Portfolios and Fixed Income Portfolios within a certain range for each portfolio. However, this does not restrict the Manager from allocating assets outside of this range when the Manager considers it appropriate. Furthermore, the Manager, may allocate from 0% to 100% of each of the Funds' assets allocated to the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy.

The Manager receives a management fee for the services provided and expenses assumed for each Fund, including each of the Multi-Manager Funds. Also for each Multi-Manager Fund, the Manager pays each Subadviser a subadvisory fee based on the assets allocated to each Subadviser out of the management fees it receives. The amount of the subadvisory fee differs between the Equity Portfolio (subadvised by First Trust Advisors L.P.) and the Fixed Income Portfolio (subadvised by Pacific Investment Management Company LLC). Furthermore, the subadvisory fees the Manager pays to the Subadviser of the Fixed Income Portfolio differ between the Diversified Income Strategy and the Total Return Strategy. These differences may create an incentive for the Manager to consider the impact on net revenues the Manager will receive in allocating among and between the Equity Portfolio and Fixed Income Portfolio and among and between the Diversified Income Strategy and the Total Return Strategy of the Fixed Income Portfolio. However, the Manager is a fiduciary of the Funds and is legally obligated to act in their best interests when allocating assets among subadvisers and selecting strategies without taking fees into consideration.


PAYMENTS TO AFFILIATED INSURANCE COMPANIES
Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES
The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.


TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS
The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

MANAGEMENT FEES
Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2008 at the annual rate shown on the following table, before and after fee waivers:


                                                      PERCENTAGE OF AVERAGE     PERCENTAGE OF AVERAGE
                                                    NET ASSETS AS OF 12/31/08 NET ASSETS AS OF 12/31/08
                                                       BEFORE FEE WAIVERS         AFTER FEE WAIVERS
AZL AIM International Equity Fund                             0.90%                     0.90%
AZL BlackRock Capital Appreciation Fund                       0.80%                     0.80%
AZL BlackRock Growth Fund                                     0.85%                     0.80%
AZL Columbia Mid Cap Value Fund                               0.75%                     0.75%
AZL Columbia Small Cap Value Fund                             0.90%                     0.85%
AZL Columbia Technology Fund                                  0.80%                     0.80%
AZL Davis NY Venture Fund                                     0.75%                     0.75%
AZL Dreyfus Founders Equity Growth Fund                       0.77%                     0.74%
AZL Enhanced Bond Index Fund*
AZL First Trust Target Double Play Fund                       0.60%                     0.36%
AZL Franklin Small Cap Value Fund                             0.75%                     0.75%
AZL Franklin Templeton Founding Strategy Plus Fund*
AZL International Index Fund*
AZL Jennison 20/20 Focus Fund                                 0.77%                     0.72%
AZL JPMorgan Large Cap Equity Fund                            0.75%                     0.75%
AZL JPMorgan U.S. Equity Fund                                 0.80%                     0.75%
AZL Mid Cap Index Fund*
AZL Money Market Fund                                         0.35%                     0.35%
AZL NACM International Fund                                   0.85%                     0.79%
AZL NACM International Growth Fund*
AZL NFJ International Value Fund*
AZL OCC Growth Fund*
AZL OCC Opportunity Fund                                      0.85%                     0.85%
AZL Oppenheimer Global Fund                                   0.90%                     0.80%
AZL Oppenheimer International Growth Fund                     0.73%                     0.73%
AZL PIMCO Fundamental IndexPLUS Total Return Fund             0.75%                     0.74%
AZL Schroder Emerging Markets Equity Fund                     1.23%                     0.92%
AZL Schroder International Small Cap Fund                     1.00%                     1.00%
AZL S&P 500 Index Fund                                        0.17%                    -0.07%
AZL Small Cap Stock Index Fund                                0.26%                    -0.03%
AZL TargetPLUS Balanced Fund                                  0.52%                     0.11%
AZL TargetPLUS Equity Fund                                    0.60%                     0.25%
AZL TargetPLUS Growth Fund                                    0.52%                     0.36%
AZL TargetPLUS Moderate Fund                                  0.52%                     0.27%
AZL Turner Quantitative Small Cap Growth Fund                 0.85%                     0.85%
AZL Van Kampen Comstock Fund                                  0.72%                     0.69%
AZL Van Kampen Equity and Income Fund                         0.75%                     0.70%
AZL Van Kampen Global Franchise Fund                          0.95%                     0.94%
AZL Van Kampen Global Real Estate Fund                        0.90%                     0.88%
AZL Van Kampen Growth and Income Fund                         0.75%                     0.66%
AZL Van Kampen Mid Cap Growth Fund                            0.80%                     0.76%


*Fund had not commenced operations during fiscal year 2008.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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FUND MANAGEMENT
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LEGAL PROCEEDINGS
As of April 27, 2009 the Manager is not aware of any material pending legal proceedings, other than routine litigation incidental to the conduct of their respective businesses, to which the Funds, the Manager or the principal underwriter is a party. However, some of the Subadvisers currently are the subject of investigations or proceedings which relate to their management of other mutual funds. Brief descriptions thereof are set forth below. Terms that are defined in the following legal proceedings apply only to the sections in which they appear. Such proceedings would be material only to the extent that they are likely to have a material adverse effect on the ability of the Subadviser to perform its agreement with the Manager.


BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
BlackRock Institutional Management Corporation is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock provides to its clients.


BLACKROCK INVESTMENT MANAGEMENT, LLC


BLACKROCK CAPITAL MANAGEMENT, INC.
BlackRock Advisors, LLC is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services BlackRock Advisors provides to its clients.


COLUMBIA MANAGEMENT ADVISORS, LLC
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ``MDL''). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds' adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds' adviser and/or its affiliates made certain payments, including plaintiffs' attorneys' fees and costs of notice to class members.

DAVIS SELECTED ADVISERS, L.P.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

THE DREYFUS CORPORATION
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

FIRST TRUST ADVISORS, L.P.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FRANKLIN ADVISORY SERVICES, LLC
This disclosure is on behalf of Franklin Advisory Services, LLC ("FAS, LLC"), a wholly-owned subsidiary of Franklin/Templeton Distributors, Inc. ("FTDI"), which is a wholly-owned subsidiary of Franklin Resources, Inc. This response is limited to material investment management related matters from August 2003 to August 18, 2006 and does not include routine matters in the ordinary course of business, if any. In addition to the matters identified below, from time to time Franklin Resources, Inc. and certain of its subsidiaries (together the "Company") may receive requests for documents or other information from governmental authorities or regulatory bodies or also may become the subject of governmental or regulatory investigations and/or examinations.

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, the Company, as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc. ("FAV"), reached a settlement with the SEC that resolved the issues resulting from an SEC investigation into market timing activity. Under the terms of the settlement and the SEC's administrative order, pursuant to which FAV neither admitted nor denied any of the findings contained therein, FAV agreed, among other matters, to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. Such a distribution plan has been prepared and submitted to the SEC for approval. On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, investment managers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the SEC's findings as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

To date, more than 400 similar lawsuits against at least 19 different mutual fund companies, among other defendants, have been filed in federal district courts throughout the country. Because these cases involve common questions of fact, the Judicial Panel on Multidistrict Litigation (the Judicial Panel) ordered the creation of a multidistrict litigation in the United States District Court for the District of Maryland, entitled "In re Mutual Funds Investment Litigation" (the MDL). The Judicial Panel then transferred similar cases from different districts to the MDL for coordinated or consolidated pretrial proceedings.

On December 13, 2004, Franklin Templeton Distributors, Inc. (Distributors) (the principal underwriter of shares of the Franklin Templeton mutual funds) and Advisers reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, in which Advisers and Distributors neither admitted nor denied any of the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar), in accordance with a plan to be developed by an independent distribution consultant to be paid for by Advisers and Distributors. The SEC approved the independent distribution consultant's proposed plan of distribution arising from this SEC order, and disbursement of the settlement monies to the designated funds under this plan was completed in September 2006, in accordance with the terms and conditions of the SEC's order and the plan.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Franklin Resources, Inc., certain of its subsidiaries and certain funds, current and former officers, employees, and directors, have also been named in multiple lawsuits alleging violations of federal securities and state laws relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named investment managers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

Franklin Resources, Inc. previously disclosed these issues as matters under investigation by government authorities and the subject of an internal company inquiry as well as private lawsuits in its regulatory filings and on its public website. Any further updates on these matters will be disclosed on Franklin Resources, Inc.'s website at franklintempleton.com under "Statement on Current Industry Issues."

INVESCO AIM CAPITAL MANAGEMENT, INC.


REGULATORY ACTION ALLEGING MARKET TIMING
On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC purports to make findings of fact that that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws (essentially mirroring the WVAG's allegations mention above). The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the WVASC, AIM's time to respond to that Order has been indefinitely suspended.


PRIVATE CIVIL ACTIONS ALLEGING MARKET TIMING
Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group, Inc. ("AIM Management"), AMVESCAP, Plc., the parent company of IFG and AIM, certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties. Plaintiffs in two of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court. In January 2008, we reached an agreement in principal to settle both Lepera and Karlin. It is subject to Court approval and individual plaintiffs have the right to object.

A list identifying such lawsuits (excluding those lawsuits that have been recently transferred as mentioned herein) that have been served on IFG, AIM, the AIM Funds or related entities is set forth in Appendix A-1.


PRIVATE CIVIL ACTIONS ALLEGING IMPROPER USE OF FAIR VALUE PRICING
Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 as compensatory and punitive damages; interest; and attorneys' fees and costs. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities, or for which service of process has been waived s set forth in Appendix A-2.


PRIVATE CIVIL ACTIONS ALLEGING EXCESSIVE ADVISORY AND/OR DISTRIBUTION FEES (SETTLED)
Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. These cases were settled and the Court entered an Order of Dismissal with Prejudice on January 29, 2007. A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities is set forth in Appendix A-3.


PRIVATE CIVIL ACTIONS ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES AND DIRECTED-BROKERAGE ARRANGEMENTS (DISMISSED WITH PREJUDICE BY COURT ORDER) Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees. On September 17, 2007, the Court granted defendants' Motion to Dismiss and dismissed all of plaintiffs' claims with prejudice so they cannot amend or refile their Complaint. As of the date of this report, Plaintiffs have failed to timely filed an appeal. Therefore barring some unforeseen circumstances, this matter is concluded.

A list identifying such lawsuits that have been served on IFG, AIM, the AIM Funds or related entities is set forth in Appendix A-4.



                                  APPENDIX A-1

                   PENDING LITIGATION ALLEGING MARKET TIMING
                      (SETTLEMENT PENDING COURT APPROVAL)

The following civil lawsuits listed below, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties and are based on allegations of improper market timing and related activity in the AIM Funds. These lawsuits either have been served or have had service of process waived (with the exception of the Sayegh lawsuit discussed below). As described above, all these suits were transferred to the MDL Court for pre-trial purposes. Pursuant to an Order of the MDL Court, all these suits were consolidated into three amended complaints:

  o A Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds
  o A Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and Fund registrants

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

  o An Amended Class Action Complaint for Violations of ERISA purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. As noted below, the Court dismissed this suit on September 15, 2006, which plaintiff has appealed

The plaintiffs in two of these state lawsuits (Carl E. Vonder Haar and Mike Sayegh) continue to seek remand to state court. The other cases could be remanded to their courts of origin if they proceed to trial.

As a result of the MDL Court's rulings granting in part Defendants Motions to Dismiss, the derivative lawsuit now only maintains a single claim under Section 36(b) of the 1940 Act based on a failure to disclose market-timing to the funds' Board of Trustees. This sole remaining claim is against the following defendants: AIM, ADI, AIM Investment Services, Inc., INVESCO Asset Management, Ltd., Fund Management Company, INVESCO Distributors, Inc., IFG, INVESCO Global Asset Management (N.A.), and INVESCO Institutional (N.A.), Inc. All other claims and defendants have been dismissed.

As a result of the MDL Court's rulings granting in part Defendants Motions to Dismiss, the class action lawsuit now only has the following claims and defendants and all others have been dismissed:

  o Section 10(b) of the Exchange Act against AIM, ADI, AIM Investment Services, Inc., AMVESCAP PLC, INVESCO Asset Management, Ltd., INVESCO Distributors, Inc., INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), INVESCO Institutional (N.A.), Inc., Michael Brugman, Mark Williamson, Michael D. Legoski, Raymond R. Cunningham, Thomas A. Kolbe, and Timothy J. Miller;
  o  Section 20(a) of the Exchange Act against AIM, AMVESCAP, PLC, IFG,
     Mark Williamson and Raymond Cunningham; and
  o  Section 36(b) of the Investment Company Act against IFG.

On September 15, 2006, Judge Motz dismissed the entire ERISA-based suit against the AIM defendants. Plaintiff has appealed this ruling to the Federal appeals court.

Defendants filed their Original Answer in the class action complaint on March 31, 2006. Defendants' obligation to answer the derivative action has been indefinitely deferred by the MDL Court. As stated above, we have reached an agreement to settle the class action (Lepera) and the derivative action (Karlin). This settlement agreement is subject to court approval and individual plaintiffs have the right to object.

   RICHARD LEPERA, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., INVESCO BOND FUNDS, INC., INVESCO SECTOR FUNDS, INC. AND DOE DEFENDANTS 1-100, in the District Court, City and County of Denver, Colorado, (Civil Action No. 03-CV-7600), filed on October 2, 2003. This claim alleges: common law breach of fiduciary duty; common law breach of contract; and common law tortious interference with contract. The plaintiff in this case is seeking: compensatory and punitive damages; injunctive relief; disgorgement of revenues and profits; and costs and expenses, including counsel fees and expert fees.

   MIKE SAYEGH, ON BEHALF OF THE GENERAL PUBLIC, V. JANUS CAPITAL CORPORATION, JANUS CAPITAL MANAGEMENT LLC, JANUS INVESTMENT FUND, EDWARD J. STERN, CANARY CAPITAL PARTNERS LLC, CANARY INVESTMENT MANAGEMENT LLC, CANARY CAPITAL PARTNERS LTD., KAPLAN & CO. SECURITIES INC., BANK ONE CORPORATION, BANC ONE INVESTMENT ADVISORS, THE ONE GROUP MUTUAL FUNDS, BANK OF AMERICA CORPORATION, BANC OF AMERICA CAPITAL MANAGEMENT LLC, BANC OF AMERICA ADVISORS LLC, NATIONS FUND INC., ROBERT H. GORDON, THEODORE H. SIHPOL III, CHARLES D. BRYCELAND, SECURITY TRUST COMPANY, STRONG CAPITAL MANAGEMENT INC., JB OXFORD & COMPANY, ALLIANCE CAPITAL MANAGEMENT HOLDING L.P., ALLIANCE CAPITAL MANAGEMENT L.P., ALLIANCE CAPITAL MANAGEMENT CORPORATION, AXA FINANCIAL INC., ALLIANCEBERNSTEIN REGISTRANTS, GERALD MALONE, CHARLES SCHAFFRAN, MARSH & MCLENNAN COMPANIES, INC., PUTNAM INVESTMENTS TRUST, PUTNAM INVESTMENT MANAGEMENT LLC, PUTNAM INVESTMENT FUNDS, AND DOES 1-500, in the Superior Court of the State of California, County of Los Angeles (Case No. BC304655), filed on October 22, 2003 and amended on December 17, 2003 to substitute INVESCO Funds Group, Inc. and Raymond R. Cunningham for unnamed Doe


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009 defendants. This claim alleges unfair business practices and violations of Sections 17200 and 17203 of the California Business and Professions Code. The plaintiff in this case is seeking: injunctive relief; restitution, including pre-judgment interest; an accounting to determine the amount to be returned by the defendants and the amount to be refunded to the public; the creation of an administrative process whereby injured customers of the defendants receive their losses; and counsel fees.

   RAJ SANYAL, DERIVATIVELY ON BEHALF OF NATIONS INTERNATIONAL EQUITY FUND, V. WILLIAM P. CARMICHAEL, WILLIAM H. GRIGG, THOMAS F. KELLER, CARL E. MUNDY, JR., CORNELIUS J. PINGS, A. MAX WALKER, CHARLES B. WALKER, EDMUND L. BENSON, III, ROBERT H. GORDON, JAMES B. SOMMERS, THOMAS S. WORD, JR., EDWARD D. BEDARD, GERALD MURPHY, ROBERT B. CARROLL, INVESCO GLOBAL ASSET MANAGEMENT, PUTNAM INVESTMENT MANAGEMENT, BANK OF AMERICA CORPORATION, MARSICO CAPITAL MANAGEMENT, LLC, BANC OF AMERICA ADVISORS, LLC, BANC OF AMERICA CAPITAL MANAGEMENT, LLC, AND NATIONS FUNDS TRUST, in the Superior Court Division, State of North Carolina (Civil Action No. 03-CVS-19622), filed on November 14, 2003. This claim alleges common law breach of fiduciary duty; abuse of control; gross mismanagement; waste of fund assets; and unjust enrichment. The plaintiff in this case is seeking: injunctive relief, including imposition of a constructive trust; damages; restitution and disgorgement; and costs and expenses, including counsel fees and expert fees.

   L. SCOTT KARLIN, DERIVATIVELY ON BEHALF OF INVESCO FUNDS GROUP, INC. V. AMVESCAP, PLC, INVESCO, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2406), filed on November 28, 2003. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 ("Investment Company Act"), and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   RICHARD RAVER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC, AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-2441), filed on December 2, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act of 1933 (the "Securities Act"); Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the "Exchange Act"); Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JERRY FATTAH, CUSTODIAN FOR BASIM FATTAH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND,


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

   INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-F-
   2456), filed on December 4, 2003. This claim alleges violations of: Sections 11 and 15 of Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   EDWARD LOWINGER AND SHARON LOWINGER, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO U.S. GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO; INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-9634), filed on December 4, 2003. This claim alleges violations of:
   Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

   JOEL GOODMAN, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC. AND RAYMOND R. CUNNINGHAM, in the District Court, City and County of Denver, Colorado (Case Number 03CV9268), filed on December 5, 2003. This claim alleges common law breach of fiduciary duty and aiding and abetting breach of fiduciary duty. The plaintiffs in this case are seeking: injunctive relief; accounting for all damages and for all profits and any special benefits obtained; disgorgement; restitution and damages; costs and disbursements, including counsel fees and expert fees; and equitable relief.

   STEVEN B. EHRLICH, CUSTODIAN FOR ALEXA P. EHRLICH, UGTMA/FLORIDA, AND DENNY
   P. JACOBSON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-N-2559), filed on December 17, 2003. This claim alleges violations of:
   Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   JOSEPH R. RUSSO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURERS MONEY MARKET RESERVE FUND, AIM INVESCO TREASURERS TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

   FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 03-CV-10045), filed on December 18, 2003. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. AMVESCAP PLC, AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, INVESCO FUNDS GROUP, INC., RAYMOND R. CUNNINGHAM, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 03-M-
   2604), filed on December 24, 2003. This claim alleges violations of Sections 404, 405 and 406B of the Employee Retirement Income Security Act ("ERISA"). The plaintiffs in this case are seeking: declarations that the defendants breached their ERISA fiduciary duties and that they are not entitled to the protection of Section 404(c)(1)(B) of ERISA; an order compelling the defendants to make good all losses to a particular retirement plan described in this case (the "Retirement Plan") resulting from the defendants' breaches of their fiduciary duties, including losses to the Retirement Plan resulting from imprudent investment of the Retirement Plan's assets, and to restore to the Retirement Plan all profits the defendants made through use of the Retirement Plan's assets, and to restore to the Retirement Plan all profits which the participants would have made if the defendants had fulfilled their fiduciary obligations; damages on behalf of the Retirement Plan; imposition of a constructive trust, injunctive relief, damages suffered by the Retirement Plan, to be allocated proportionately to the participants in the Retirement Plan; restitution and other costs and expenses, including counsel fees and expert fees.

   PAT B. GORSUCH AND GEORGE L. GORSUCH V. INVESCO FUNDS GROUP, INC. AND AIM ADVISER, INC., in the United States District Court, District of Colorado (Civil Action No. 03-MK-2612), filed on December 24, 2003. This claim alleges violations of Sections 15(a), 20(a) and 36(b) of the Investment Company Act. The plaintiffs in this case are seeking: rescission and/or voiding of the investment advisory agreements; return of fees paid; damages; and other costs and expenses, including counsel fees and expert fees.

   LORI WEINRIB, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, TIMOTHY MILLER, RAYMOND CUNNINGHAM, THOMAS KOLBE, EDWARD J. STERN, AMERICAN SKANDIA INC., BREAN MURRAY & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., AND JOHN DOES 1-100, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00492), filed on January 21, 2004. This claim alleges violations of: Sections 11 and 15 of the 1933 Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and
   Section 206 of the Advisers Act. The plaintiffs in this case are seeking: compensatory damages; rescission; return of fees paid; accounting for wrongfully gotten gains, profits and compensation; restitution and disgorgement; and other costs and expenses, including counsel fees and expert fees.

   ROBERT S. BALLAGH, JR., INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

   FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-0152), filed on January 28, 2004. This claim alleges violations of:
   Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   JONATHAN GALLO, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC., AIM MANAGEMENT GROUP, INC., AIM STOCK FUNDS, AIM STOCK FUNDS, INC., AMVESCAP PLC, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO INTERNATIONAL BLUE CHIP VALUE FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, EDWARD J. STERN, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY CAPITAL PARTNERS, LLC, AND DOES 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-MK-
   0151), filed on January 28, 2004. This claim alleges violations of: Sections 11 and 15 of the Securities Act; Sections 10(b) and 20(a) of the Exchange Act; Rule 10b-5 under the Exchange Act; and Sections 34(b), 36(a) and 36(b) of the Investment Company Act. The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: damages; pre-judgment and post-judgment interest; counsel fees and expert fees; and other relief.

   EILEEN CLANCY, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED,
   V. INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND (FORMERLY KNOWN AS INTERNATIONAL BLUE CHIP VALUE FUND), INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, AIM INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, AIM MONEY MARKET FUND, AIM INVESCO TAX-FREE MONEY FUND, AIM INVESCO TREASURER'S MONEY MARKET RESERVE FUND, AIM INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND, AIM INVESCO US GOVERNMENT MONEY FUND, INVESCO ADVANTAGE FUND, INVESCO BALANCED FUND, INVESCO EUROPEAN FUND, INVESCO GROWTH FUND, INVESCO HIGH-YIELD FUND, INVESCO GROWTH & INCOME FUND, INVESCO REAL ESTATE OPPORTUNITY FUND, INVESCO SELECT INCOME FUND, INVESCO TAX-FREE BOND FUND, INVESCO TELECOMMUNICATIONS FUND, INVESCO U.S. GOVERNMENT SECURITIES FUND, INVESCO VALUE FUND, INVESCO, INVESCO LATIN AMERICAN GROWTH FUND (COLLECTIVELY


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

   KNOWN AS THE "INVESCO FUNDS"), AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC. (COLLECTIVELY KNOWN AS THE "INVESCO FUNDS REGISTRANTS"), AMVESCAP PLC, INVESCO FUNDS GROUP, INC., TIMOTHY MILLER, RAYMOND CUNNINGHAM AND THOMAS KOLBE, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-0713), filed on January 30, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act. The plaintiffs in this case are seeking: compensatory damages, rescission; return of fees paid; and other costs and expenses, including counsel fees and expert fees.

   SCOTT WALDMAN, ON BEHALF OF HIMSELF AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO DYNAMICS FUND, INVESCO EUROPEAN FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, AIM STOCK FUNDS, AIM COUNSELOR SERIES TRUST, AIM SECTOR FUNDS INC., AIM BOND FUNDS INC., AIM COMBINATION STOCK AND BOND FUNDS INC., AIM MONEY MARKET FUNDS INC., AIM INTERNATIONAL FUNDS INC., AMVESCAP PLC, AND RAYMOND CUNNINGHAM, in the United States District Court, Southern District of New York (Civil Action No. 04-CV-00915), filed on February 3, 2004. This claim alleges violations of Sections 11 and 15 of the Securities Act and common law breach of fiduciary duty. The plaintiffs in this case are seeking compensatory damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   CARL E. VONDER HAAR AND MARILYN P. MARTIN, ON BEHALF OF THEMSELVES AND ALL OTHERS SIMILARLY SITUATED, V. INVESCO FUNDS GROUP, INC., INVESCO STOCK FUNDS, INC. AND DOE DEFENDANTS 1-100, in the United States District Court, District of Colorado (Civil Action No. 04-CV-812), filed on February 5, 2004. This claim alleges: common law breach of fiduciary duty; breach of contract; and tortious interference with contract. The plaintiffs in this case are seeking: injunctive relief; damages; disgorgement; and costs and expenses, including counsel fees and expert fees.

   HENRY KRAMER, DERIVATIVELY ON BEHALF OF INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, AND CANARY CAPITAL PARTNERS, LTD., DEFENDANTS, AND INVESCO ENERGY FUND, INVESCO STOCK FUNDS, INC., AND INVESCO MUTUAL FUNDS, NOMINAL DEFENDANTS, in the United States District Court, District of Colorado (Civil Action No. 04-MK-
   0397), filed on March 4, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act and common law breach of fiduciary duty. The plaintiff in this case is seeking damages and costs and expenses, including counsel fees and expert fees.

   CYNTHIA L. ESSENMACHER, DERIVATIVELY ON BEHALF OF THE INVESCO DYNAMICS FUND AND THE REMAINING "INVESCO FUNDS" V. INVESCO FUNDS GROUPS, INC., AMVESCAP PLC, AIM MANAGEMENT GROUP, INC., RAYMOND CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE AND MICHAEL LEGOSKI, DEFENDANTS, AND INVESCO DYNAMICS FUND AND THE "INVESCO FUNDS", NOMINAL DEFENDANTS, in the United States District Court, District of Delaware (Civil Action No. 04-CV-188), filed on March 29, 2004. This claim alleges: violations of Section 36(b) of the Investment Company Act; violations of Section 206 of the Advisers Act; common law breach of fiduciary duty; and civil conspiracy. The plaintiff in this case is seeking: damages; injunctive relief; and costs and expenses, including counsel fees and expert fees.

   ANNE G. PERENTESIS (WIDOW) V. AIM INVESTMENTS, ET AL (INVESCO FUNDS GROUP, INC.), in the District Court of Maryland for Baltimore County (Case No. 080400228152005), filed on July 21, 2005. This claim alleges financial losses, mental anguish and emotional distress as a result of unlawful market timing and related activity by the defendants. The plaintiff in this case is seeking damages and costs ad expenses.

                                  APPENDIX A-2
      PENDING LITIGATION ALLEGING INADEQUATELY EMPLOYED FAIR VALUE PRICING


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

The following civil class action lawsuits involve, depending on the lawsuit, one or more AIM Funds, IFG and/or AIM and allege that the defendants inadequately employed fair value pricing. These lawsuits either have been served or have had service of process waived.

   T.K. PARTHASARATHY, EDMUND WOODBURY, STUART ALLEN SMITH AND SHARON SMITH, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. T. ROWE PRICE INTERNATIONAL FUNDS, INC., T. ROWE PRICE INTERNATIONAL, INC., ARTISAN FUNDS, INC., ARTISAN PARTNERS LIMITED PARTNERSHIP, AIM INTERNATIONAL FUNDS, INC. AND AIM ADVISORS, INC., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 2003-L-001253), filed on September 23, 2003. This claim alleges: common law breach of duty and common law negligence and gross negligence. The plaintiffs in these cases are seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. The Third Judicial Circuit Court for Madison County, Illinois has issued an order severing the claims of plaintiff Parthasarathy from the claims of the other plaintiffs against AIM and other defendants. As a result, AIM is a defendant in the following severed action: EDMUND WOODBURY, STUART ALLEN SMITH and SHARON SMITH, Individually and On Behalf of All Others Similarly Situated, v. AIM INTERNATIONAL FUNDS, INC., ET AL., in the Third Judicial Circuit Court for Madison County, Illinois (Case No. 03-L-1253A). The claims made by plaintiffs and the relief sought in the Woodbury lawsuit are identical to those in the Parthasarathy lawsuit. On April 22, 2005, Defendants in the Woodbury lawsuit removed the action to Federal Court (U.S. District Court, Southern District of Illinois, No. 05-CV-302-DRH). This case has been through various procedural steps, including complete dismissal and appeals. The parties were contesting whether the proper venue for this action is the Federal District Court or the Illinois state court and had fully briefed the issue. On
   July 17, 2007, the Court lifted the Stay and ordered this case remanded back to Illinois State Court. Relying on the rulings of the Appellate Courts, the judge ruled that Defendants' Removal was procedurally defective. On January 1, 2008, the Court denied defendants' Motion to Dismiss this suit in the Illinois State Court.

   JOHN BILSKI, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM INTERNATIONAL FUNDS, INC., AIM ADVISORS, INC., INVESCO INTERNATIONAL FUNDS, INC., INVESCO FUNDS GROUP, INC., T. ROWE PRICE INTERNATIONAL FUNDS, INC. AND T. ROWE PRICE INTERNATIONAL, INC., in the United States District Court, Southern District of Illinois (East St. Louis) (Case No. 03-772), filed on November 19, 2003. This claim alleges: violations of Sections 36(a) and 36(b) of the Investment Company Act of 1940; common law breach of duty; and common law negligence and gross negligence. The plaintiff in this case is seeking: compensatory and punitive damages; interest; and attorneys' fees and costs. This lawsuit has been transferred to the MDL Court by order of the United States District Court, Southern District of Illinois (East St. Louis).

                                  APPENDIX A-3

                SETTLED LITIGATION ALLEGING EXCESSIVE ADVISORY

                            AND/OR DISTRIBUTION FEES

The following civil lawsuits involve, depending on the lawsuit, one or more of IFG, AIM, IINA, ADI and/or INVESCO Distributors and allege that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and, in some cases, also allege that the defendants adopted unlawful distribution plans. These lawsuits either have been served or have had service of process waived. All of these lawsuits have been settled.

All of the lawsuits discussed below were transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. By order of the United States District Court for the Southern District of Texas, Houston Division, the Kondracki and Papia lawsuits discussed below have been consolidated for pre-trial purpose into the Berdat lawsuit discussed below and administratively closed. On December 29, 2005, the defendants filed a Notice of Tag-Along case in the MDL Court regarding this matter due to the extensive allegations of market timing contained in the plaintiffs' Second Amended Consolidated Complaint. These cases were settled; and, as a result, this suit was transferred back to the Federal District Court in Houston which then signed and entered an Order of Dismissal with Prejudice on January 29, 2007.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

  RONALD KONDRACKI V. AIM ADVISORS, INC. AND AIM DISTRIBUTOR, INC., in the United States District Court for the Southern District of Illinois (Civil Action No. 04-CV-263-DRH), filed on April 16, 2004. This claim alleges violations of Section 36(b) of the Investment Company Act of 1940 (the "Investment Company Act"). The plaintiff in this case is seeking: damages; injunctive relief; prospective relief in the form of reduced fees; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

  DOLORES BERDAT, MARVIN HUNT, MADELINE HUNT, RANDAL C. BREVER AND RHONDA LECURU
  V. INVESCO FUNDS GROUP, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO DISTRIBUTORS, INC., AIM ADVISORS, INC. AND AIM DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-978-T24-TBM), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

  FERDINANDO PAPIA, FRED DUNCAN, GRACE GIAMANCO, JEFFREY S. THOMAS, COURTNEY KING, KATHLEEN BLAIR, HENRY BERDAT, RUTH MOCCIA, MURRAY BEASLEY AND FRANCES J. BEASLEY V. A I M ADVISORS, INC. AND A I M DISTRIBUTORS, INC., in the United States District Court for the Middle District of Florida, Tampa Division (Case No. 8:04-CV-977-T17-MSS), filed on April 29, 2004. This claim alleges violations of Sections 36(b) and 12(b) of the Investment Company Act. The plaintiffs in this case are seeking: damages; injunctive relief; rescission of the investment advisory agreements and distribution plans; and costs and expenses, including counsel fees.

                                  APPENDIX A-4
            LITIGATION ALLEGING IMPROPER MUTUAL FUND SALES PRACTICES
                      AND DIRECTED-BROKERAGE ARRANGEMENTS
                   (DISMISSED WITH PREJUDICE BY COURT ORDER)

The following civil lawsuits, including purported class action and shareholder derivative suits, involve, depending on the lawsuit, one or more of AIM Management, IFG, AIM, AIS and/or certain of the trustees of the AIM Funds and allege that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively push the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits either have been served or have had service of process waived.

By order of the United States District Court for the Southern District of Texas, Houston Division, the claims made in the Beasley, Kehlbeck Trust, Fry, Apu and Bendix lawsuits discussed below were consolidated into the Boyce lawsuit discussed below and these other lawsuits were administratively closed. On June 7, 2005, plaintiffs filed their Consolidated Amended Complaint in which they make substantially identical allegations to those of the individual underlying lawsuits. However, the City of Chicago Deferred Compensation Plan has been joined as an additional plaintiff in the Consolidated Amended Complaint. Plaintiffs added defendants, including current and former directors/trustees of the AIM Funds formerly advised by IFG. On September 29, 2006, the Court granted the defendants' Motions to Dismiss and dismissed with prejudice all claims against all the defendants except for the Section 36(b) claim, which was dismissed with leave to amend to plead it properly as a derivative claim. On December 7, 2006, the plaintiffs filed an amended derivative complaint under
Section 36(b), which included new allegations that the defendants charged excessive fees. On September 17, 2007, the Court granted defendants' Motion to Dismiss and dismissed all of plaintiffs' claims with prejudice so they cannot amend or refile their Complaint. As of the date of this report, Plaintiffs have failed to timely file an appeal. Therefore barring some unforeseen circumstances, this matter is concluded.

JOY D. BEASLEY AND SHEILA MCDAID, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND,


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-B-0958), filed on May 10, 2004. The plaintiffs voluntarily dismissed this case in Colorado and re-filed it on July 2, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2589). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act") and violations of Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). The claim also alleges common law breach of fiduciary duty. The plaintiffs in this case are seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

RICHARD TIM BOYCE V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MID-CAP GROWTH FUND, INVESCO MULTI-SECTOR FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the District of Colorado (Civil Action No. 04-N-0989), filed on May 13, 2004. The plaintiff voluntarily dismissed this case in Colorado and re-filed it on July 1, 2004 in the United States District Court for the Southern District of Texas, Houston Division (Civil Action H-04-2587). This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

KEHLBECK TRUST DTD 1-25-93, BILLY B. KEHLBECK AND DONNA J. KEHLBECK, TTEES V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2802), filed on July 9, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

JANICE R. FRY, BOB J. FRY, JAMES P. HAYES, VIRGINIA L. MAGBUAL, HENRY W. MEYER AND GEORGE ROBERT PERRY V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2832), filed on July 12, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

ROBERT P. APU, SUZANNE K. APU, MARINA BERTI, KHANH DINH, FRANK KENDRICK, EDWARD
A. KREZEL, DAN B. LESIUK, JOHN B. PERKINS, MILDRED E. RUEHLMAN, LOUIS E. SPERRY,
J. DORIS WILLSON AND ROBERT W. WOOD V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-2884), filed on July 15, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

HARVEY R. BENDIX, CVETAN GEORGIEV, DAVID M. LUCOFF, MICHAEL E. PARMELEE, TRUSTEE OF THE HERMAN S. AND ESPERANZA A.. DRAYER RESIDUAL TRUST U/A 1/22/83 AND STANLEY
S. STEPHENSON, TRUSTEE OF THE STANLEY J. STEPHENSON TRUST V. AIM MANAGEMENT GROUP INC., INVESCO FUNDS GROUP, INC., AIM INVESTMENT SERVICES, INC., AIM ADVISORS, INC., ROBERT H. GRAHAM, MARK H. WILLIAMSON, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JR., JACK M. FIELDS, CARL FRISCHLING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, AND LOUIS S. SKLAR, AND JOHN DOES 1-100, DEFENDANTS, AND AIM AGGRESSIVE GROWTH FUND, AIM ASIA PACIFIC GROWTH FUND, AIM BALANCED FUND, AIM BASIC BALANCED FUND, AIM BASIC VALUE FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DENT DEMOGRAPHIC TRENDS FUND, AIM DEVELOPING MARKETS FUND, AIM DIVERSIFIED DIVIDEND FUND, AIM EMERGING GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM EUROPEAN SMALL COMPANY FUND, AIM FLOATING RATE FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL EQUITY FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL VALUE FUND, AIM GROUP INCOME FUND, AIM GROUP VALUE FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EMERGING GROWTH FUND, AIM INTERNATIONAL GROWTH FUND, AIM LARGE CAP BASIC VALUE FUND, AIM LARGE CAP GROWTH FUND, AIM LIBRA FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND, AIM MID CAP GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM OPPORTUNITIES I FUND, AIM OPPORTUNITIES II FUND, AIM OPPORTUNITIES III FUND, AIM PREMIER EQUITY FUND, AIM REAL ESTATE FUND, AIM SELECT EQUITY FUND, AIM SHORT TERM BOND FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP GROWTH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TOTAL RETURN BOND FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, AIM WEINGARTEN FUND, INVESCO ADVANTAGE HEALTH SCIENCES FUND, INVESCO CORE EQUITY FUND, INVESCO DYNAMICS FUND, INVESCO ENERGY FUND, INVESCO FINANCIAL SERVICES FUND, INVESCO GOLD & PRECIOUS METALS FUND, INVESCO HEALTH SCIENCES FUND, INVESCO INTERNATIONAL CORE EQUITY FUND, INVESCO LEISURE FUND, INVESCO MULTI-SECTOR FUND, INVESCO MID-CAP GROWTH FUND, INVESCO S&P 500 INDEX FUND, INVESCO SMALL COMPANY GROWTH FUND, INVESCO TECHNOLOGY FUND, INVESCO TOTAL RETURN FUND, INVESCO UTILITIES FUND, NOMINAL DEFENDANTS, in the United States District


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Court for the Southern District of Texas, Houston Division (Civil Action No. H-04-3030), filed on July 27, 2004. This claim alleges violations of Sections 34(b), 36(b) and 48(a) of the Investment Company Act and violations of Sections 206 and 215 of the Advisers Act. The claim also alleges common law breach of fiduciary duty. The plaintiff in this case is seeking: compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.

JENNISON ASSOCIATES LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.


J.P. MORGAN INVESTMENT MANAGEMENT INC.
J.P. Morgan Investment Management Inc. is not the subject of any litigation that is currently expected to be material to its business or have a material impact on the services J.P. Morgan Investment Management provides to its clients.

NFJ INVESTMENT GROUP L.P.



NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

OPPENHEIMER CAPITAL LLC
In June and September 2004, Allianz Global Investors of America, L.P., the parent company of OCC, and certain of its affiliates (Allianz Global Investors Fund Management LLC ("AGIFM") , PEA Capital LLC ("PEA") and Allianz Global Investors Distributors LLC) agreed to settle, without admitting or denying the allegations, claims brought by the SEC, the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which AGIFM serves as investment adviser. Two settlements (with the SEC and New Jersey) related to an alleged "market timing" arrangement in certain open-end funds sub-advised by PEA. Two settlements (with the SEC and California) related to the alleged use of cash and fund portfolio commissions to finance "shelf-space" arrangements with broker-dealers for open-end funds. AGIFM and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf-space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf-space arrangements, and consented to cease and desist orders and censures. None of the settlements alleged that any inappropriate activity took place with respect to the Fund.

Since February 2004, AGIFM and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning "market timing," and "revenue sharing/shelf -space/directed brokerage," which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against AGIFM or its affiliates or related injunctions.

Subsequent to recent events, PEA deregistered as an investment adviser and dissolved, and its operations and investment personnel were integrated into OCC.

OCC believes that these matters are not likely to have a material adverse effect on the Fund or on its ability to perform its investment advisory activities relating to the Fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated, if required, only if those developments are material.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

OPPENHEIMERFUNDS, INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")
Since February 2004, PIMCO, AGI, AGID, certain of their affiliates, and certain employees of PIMCO have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern "revenue sharing" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the PIMCO Funds and the Allianz Funds during specified periods, or as derivative actions on behalf of the PIMCO Funds and Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in "market timing" in certain of the Allianz Funds and PIMCO Funds and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds' Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the PIMCO Funds or on behalf of the PIMCO Funds themselves against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted PIMCO Funds' motion to dismiss claims asserted against it in a consolidated amended complaint where PIMCO Funds was named, in the complaint, as a nominal defendant. Thus, at present the PIMCO Funds is not a party to any "market timing" lawsuit. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the funds of the Allianz Funds and PIMCO Funds, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On September 19, 2007 the U.S. District Court for the District of Connecticut granted defendants' motion to dismiss the consolidated amended complaint in the revenue sharing action. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and PIMCO Funds has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain portfolios of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.'s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain portfolios of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders-including certain funds of the PIMCO Funds and certain other funds managed by PIMCO-were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court's decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a "cost-benefit" analysis of the Committee's claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

It is possible that these matters and/or other developments resulting from these matters could result in increased portfolio redemptions or other adverse consequences to the Fund. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Fund or on PIMCO's or AGID's ability to perform their respective investment advisory or distribution services relating to the Fund.

The foregoing speaks only as of the date of this prospectus. While there may be additional litigation or regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated only if those developments are material.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
To the best of its knowledge, the Subadviser is not a party to any material pending legal proceedings, other than ordinary routine litigation incidental to the business.


TURNER INVESTMENT PARTNERS, INC.
To the best of its knowledge, the Subadviser is not a party to any pending legal or regulatory proceedings.


VAN KAMPEN ASSET MANAGEMENT (MORGAN STANLEY)
Morgan Stanley discloses pending litigation that it believes is or may be material in its filings on Form 10-K and Forms 10-Q made with the U.S. Securities and Exchange Commission (the "Commission"). For information regarding such litigation, please refer to the information under Part I, Item 3 in Morgan Stanley's Form 10-K (File No. 1-11758) with respect to the fiscal year ended November 30, 2007, as filed with the Commission.

With respect to Van Kampen, no material items were reported on Morgan Stanley's Form 10-K for the fiscal year ended November 30, 2007.


THE ADMINISTRATOR AND DISTRIBUTOR
Citi Fund Services Ohio, Inc. ("CFSO"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent and fund accountant. Administrative services of CFSO include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.

OTHER DISTRIBUTION SERVICES
The Affiliated Insurance Companies may make payments for distribution services to other companies, including their affiliates, to provide certain distribution related services for the Funds. The companies that receive such payments may in turn, pay any or all of these fees to their registered representatives who have provided distribution services. The payments made for distribution services under these agreements are paid by the Affiliated Insurance Companies and are not paid out of Fund assets.



THE CUSTODIAN
Effective as of November 26, 2008, The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation and Founders Asset Management LLC.


The SAI provides additional information about the services provided to the Funds.


LICENSING ARRANGEMENTS
AZL FIRST TRUST TARGET DOUBLE PLAY FUND AND AZL TARGETPLUS EQUITY FUND, AND THE EQUITY PORTFOLIOS OF THE AZL TARGETPLUS BALANCED FUND, AZL TARGETPLUS GROWTH FUND, AND AZL TARGETPLUS MODERATE FUND (THE "FIRST TRUST PORTFOLIOS")


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") rely on licenses granted to First Trust.


"The Dow[R]," "Dow Jones Industrial Average[SM]," "DJIA[SM]," and
"Dow Jones Select Dividend Index[SM]" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Investment Management LLC, "Allianz"), Dow Jones & Company, Inc., and First Trust Advisors L.P. Dow Jones does not sponsor, endorse, sell, or promote the First Trust Portfolios, or The Dow[R] Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.


The First Trust Portfolios are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Portfolios or any member of the public regarding the advisability of purchasing the First Trust Portfolios. Dow Jones' only relationship to First Trust and Allianz is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz, or the owners of the First Trust Portfolios into consideration in determining, composing or calculating the Dow Jones Industrial Average[SM]. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the First Trust Portfolios to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the First Trust Portfolios.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, ALLIANZ, OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ.


"Value Line," "The Value Line Investment Survey[R]," and "Value
Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and are used by the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Investment Management LLC, "Allianz"), and First Trust Advisors L.P. which is a Licensee of Value Line Publishing, Inc. The First Trust Portfolios and the Value
Line[R] Target 25 Strategy are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the First Trust Portfolios. First Trust Advisors L.P., Allianz, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.


Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the First Trust Portfolios, the Value Line[R] Target 25 Strategy or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the First Trust Portfolios or the Value Line[R] Target 25 Strategy into consideration in composing the System. The results of the First Trust Portfolios or the Value Line[R] Target 25 Strategy may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

VLPI is not responsible for and has not participated in the determination of the prices and composition of the First Trust Portfolios, the Value
Line[R] Target 25 Strategy or the timing of the issuance for sale of the First Trust Portfolios or in the calculation of the equations by which the First Trust Portfolios are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FIRST TRUST PORTFOLIOS; OR (II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE VALUE LINE[R] TARGET 25 STRATEGY.


"NYSE[R]" is a registered trademark of, and "NYSE International
100 Index[R]" is a registered service mark of, NYSE Group, Inc.
and have been licensed for use for certain purposes by First Trust and are used by the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "TargetPLUS Portfolios") under a sublicense agreement among Allianz Investment Management LLC, Allianz Variable Insurance Products Trust (together with Allianz Investment Management LLC, "Allianz"), NYSE Group, Inc., and First Trust Advisors L.P. The TargetPLUS Portfolios' strategies, based in part on the NYSE International 100 Index[R], are not sponsored, endorsed, sold or promoted by NYSE Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the TargetPLUS Portfolios. NYSE Group, Inc. has no relationship to First Trust or Allianz, other than the licensing of the NYSE International 100 Index[R]
(the "Index") and its service marks for use in connection the TargetPLUS Portfolios and the NYSE[R] International Target 25 Strategy.


NYSE GROUP, INC. DOES NOT:
* Sponsor, endorse, sell, or promote the TargetPLUS Portfolios.
* Recommend that any person invest in the TargetPLUS Portfolios or any other securities.
* Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the TargetPLUS Portfolios.
* Have any responsibility or liability for the administration, management, or marketing of the TargetPLUS Portfolios.
* Consider the needs of the TargetPLUS Portfolios or the owners of the TargetPLUS Portfolios in determining, composing, or calculating the Index or have any obligation to do so.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE TARGETPLUS PORTFOLIOS OR THE NYSE[R]
INTERNATIONAL TARGET 25 STRATEGY. SPECIFICALLY,
* NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
  *  THE RESULTS TO BE OBTAINED BY THE TARGETPLUS PORTFOLIOS OR THE NYSE[R] INTERNATIONAL TARGET 25 STRATEGY, THE
     OWNERS OF THE TARGETPLUS PORTFOLIOS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE
     INDEX;
  *  THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
  *  THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
* NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
* UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE,
  SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.
THE LICENSING AGREEMENT THAT PERMITS ALLIANZ TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE TARGETPLUS
PORTFOLIOS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE
TARGETPLUS PORTFOLIOS OR ANY OTHER THIRD PARTIES.


The publishers of the DJIA, the Dow Jones Select Dividend Index[SM], the FT30 Index, the Hang Seng Index, the NYSE International 100 Index[R], and the Value Line Timeliness Ranking System are not affiliated with First Trust Advisors L.P., Allianz Investment Management LLC, Allianz Variable Insurance Products Trust or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, or AZL TargetPLUS Moderate Fund, the strategies used to manage any of these Funds, or the selection of securities for these Funds. Except as otherwise noted, none of the index publishers have approved any of the information in this prospectus.


AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND (THE "AZL INDEX
FUNDS")
The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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SHAREHOLDER INFORMATION
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SHAREHOLDER INFORMATION

PRICING OF FUND SHARES
The price of each fund share is based on its Net Asset Value (NAV). The NAV is the current value of a share in a mutual fund. The NAV is calculated by adding the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

    NAV = (Total Assets - Liabilities) {divide} Number of Shares Outstanding

Per share NAV for each Fund, other than the Money Market Fund, is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

The securities (other than short-term debt securities) of the Funds, with the exception of the AZL Money Market Fund, are generally valued at current market prices. The AZL Money Market Fund values its securities at amortized cost (see below). Also, if market quotations are not available, or if an event occurs after the pricing of a security has been established that would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Funds' Trustees.

Foreign securities held by the Funds are valued on a daily basis using a fair valuation program approved by the Funds' Trustees. The fair valuation program includes processes administered by an independent pricing agent (based upon changes in certain markets, indices, and/or securities, if applicable) that may result in a value different from the last closing price of such foreign security on its principal overseas market or exchange.

The effect of using fair value pricing is that the Fund's NAV will be subject to the judgment of the Board of Trustees or its designees instead of being determined by the market. In addition, foreign securities acquired by a Fund may be valued in foreign markets on days when the Fund's NAV is not calculated. In such cases, the NAV of a Fund may be significantly affected on days when investors cannot buy or sell shares.

MONEY MARKET FUND
The Money Market Fund's NAV, the offering price, is expected to be constant at $1.00 per share although this value is not guaranteed. The NAV is determined each day at 1:00 p.m. Eastern Time, on days the NYSE is open. The Money Market Fund values its securities at its amortized cost. The amortized cost method values a portfolio security initially at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.

PURCHASE AND REDEMPTION OF SHARES
Investors may not purchase or redeem shares of the Funds directly, but only through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Allianz VIP Funds as investment options for your contract or policy and how to redeem monies from the Funds.

Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.


The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

The Funds currently do not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Funds serve as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company investing in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

MARKET TIMING
The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DISTRIBUTION (12B-1) FEES
Distribution fees ("12b-1 fees") compensate the Distributor and affiliates of Allianz Life Insurance Company of North America for services and expenses relating to the distribution of the Funds' shares in connection with the variable products through which Fund shares are sold. 12b-1 fees are paid from Fund assets on an ongoing basis. Over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

Each of the Funds (except Class 1 shares of the Multi-Class Funds as identified below) pays an annual 12b-1 fee in the maximum amount of 0.25% of their average daily net assets.


The Trustees have authorized the Trust to issue two classes of shares, Class 1 and Class 2, for the following Funds: AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, AZL JPMorgan U.S. Equity Fund, AZL S&P 500 Index Fund, and AZL Schroder Emerging Markets Equity Fund (the "Multi-Class Funds"). Class 1 and Class 2 shares of the Multi-Class Funds are substantially identical, except that Class 1 shares are not subject to a 12b-1 distribution fee (see "Distribution (12b-1) Fees" in the "Shareholder Information" section of this prospectus), while Class 2 shares are subject to a 12b-1 distribution fee in the amount of 0.25% of average daily net assets attributable to Class 2 shares. For certain variable annuity contracts or variable life insurance policies, Class 1 shares of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund are available as an investment option. Currently, only Class 2 shares of the AZL Davis NY Venture Fund, AZL Dreyfus Premier Small Cap Value Fund, AZL Oppenheimer Global Fund, and AZL JPMorgan U.S. Equity Fund are available under variable annuity contracts and variable life insurance policies that offer the Multi-Class Funds as investment options. Class 1 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, and AZL Oppenheimer Main Street Fund may be made available in the future to certain variable annuity contract owners and variable life insurance policy owners.


DIVIDENDS, DISTRIBUTIONS AND TAXES
Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Income dividends on the AZL Money Market Fund are usually paid monthly. Capital gains for all Funds are distributed at least annually.

All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the net asset value of such shares on the payment date.

Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or a variable life insurance policy.

Persons investing in variable annuity contracts or variable life insurance policies should refer to the prospectuses with respect to such contracts or policies for further information regarding the tax treatment of the contracts or policies and the separate accounts in which the contracts or policies are invested.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

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FINANCIAL HIGHLIGHTS
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FINANCIAL HIGHLIGHTS
The financial highlights tables are intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the tables represent returns that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833 7113.


Financial highlights are not presented for Class 1 shares of the AZL Davis NY Venture Fund, AZL Columbia Small Cap Value Fund, AZL Oppenheimer Global Fund, and AZL JPMorgan U.S. Equity Fund because Class 1 shares of those Funds had not commenced operations as of December 31, 2007.



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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL AIM INTERNATIONAL EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                      YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005      2004     2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 18.27   $ 14.57   $ 12.64   $ 10.35  $ 8.16
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .......                        0.13      0.05      0.02      0.03     0.01
Net Realized and Unrealized Gains/(Losses) on Investments   2.51      3.86      2.04      2.26     2.20
Total from Investment Activities....                        2.64      3.91      2.06      2.29     2.21
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                        (0.11)    (0.03)    (0.03)    -        (0.02)
Net Realized Gains..................                        (0.85)    (0.18)    (0.10)    -        -
Total Dividends.....................                        (0.96)    (0.21)    (0.13)    -        (0.02)
NET ASSET VALUE, END OF PERIOD......                      $ 19.95   $ 18.27   $ 14.57   $ 12.64  $ 10.35
TOTAL RETURN(A).....................                        14.62%    27.04%    16.36%    22.13%   27.14%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .                      $ 373,047 $ 317,614 $ 169,997 $ 57,135 $ 21,795
Net Investment Income/(Loss) .......                        0.61%     0.44%     0.52%     0.38%    0.24%
Expenses Before Reductions(b) ......                        1.35%     1.45%     1.50%     1.79%    2.15%
Expenses Net of Reductions..........                        1.35%     1.45%     1.43%     1.40%    1.25%
Expenses Net of Reductions(c) ......                        1.35%     1.45%     1.45%     N/A      N/A
Portfolio Turnover Rate.............                        41.62%    47.75%    34.54%    48.64%   83.36%

(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.

AZL COLUMBIA TECHNOLOGY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                       YEAR ENDED DECEMBER 31,
                                                            2007      2006       2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 8.82    $ 8.60     $ 8.54    $ 9.00    $ 6.34
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....                           (0.03)    (0.09)     (0.08)    (0.06)    (0.05)
Net Realized and Unrealized Gains/(Losses) on Investments   2.04      0.31       0.14      (0.34)    2.71
Total from Investment Activities.                           2.01      0.22       0.06      (0.40)    2.66
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains...............                           (0.01)    -          -         (0.06)    -
Total Dividends..................                           (0.01)    -          -         (0.06)    -
NET ASSET VALUE, END OF PERIOD...                         $ 10.82   $ 8.82     $ 8.60    $ 8.54    $ 9.00
TOTAL RETURN(A)..................                           22.75%    2.56%(b)   0.70%     (4.33)%   41.96%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 104,380 $ 49,987   $ 48,009  $ 48,199  $ 39,938
Net Investment Income/(Loss) ....                           (0.48)%   (0.95)%    (1.05)%   (0.85)%   (1.04)%
Expenses Before Reductions(c) ...                           1.20%     1.33%      1.35%     1.31%     1.54%
Expenses Net of Reductions ......                           1.16%     1.33%      1.35%     1.31%     1.25%
Expenses Net of Reductions(d) ...                           1.20%     1.33%      1.35%     N/A       N/A
Portfolio Turnover Rate .........                           270.98%   244.04%    125.08%   174.40%   170.59%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the year ended December 31, 2006, Columbia Management Advisors, LLC reimbursed $28,211 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.06%.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly.


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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL DAVIS NY VENTURE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                      YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 13.61   $ 11.99   $ 11.13   $ 10.10   $ 7.86
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .....                          0.11      0.06      0.03      0.06      0.06
Net Realized and Unrealized Gains/(Losses) on Investments   0.47      1.59      1.04      1.00      2.24
Total from Investment Activities..                          0.58      1.65      1.07      1.06      2.30
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.............                          (0.06)    (0.03)    (0.01)    (0.03)    (0.06)
Net Realized Gains................                          -         -         (0.20)    -         -
Total Dividends...................                          (0.06)    (0.03)    (0.21)    (0.03)    (0.06)
NET ASSET VALUE, END OF PERIOD....                        $ 14.13   $ 13.61   $ 11.99   $ 11.13   $ 10.10
TOTAL RETURN(A) ..................                          4.15%     13.91%    9.68%     10.56%    29.43%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 572,298 $ 538,315 $ 348,036 $ 152,470 $ 48,998
Net Investment Income/(Loss) .....                          0.82%     0.61%     0.54%     0.65%     0.80%
Expenses Before Reductions(b) ....                          1.09%     1.12%     1.20%     1.20%     1.39%
Expenses Net of Reductions........                          1.09%     1.12%     1.20%     1.18%     1.10%
Expenses Net of Reductions(c) ....                          1.09%     1.12%     1.20%     N/A       N/A
Portfolio Turnover Rate...........                          14.67%    8.49%     3.62%     57.45%    21.56%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.

AZL DREYFUS FOUNDERS EQUITY GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                                     YEAR ENDED DECEMBER 31,
                                                                                               2007    2006    2005    2004    2003
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $ 10.52 $ 9.84  $ 9.77  $ 9.07  $ 7.30
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .....                                                             0.02    0.01    -(a)    0.03
                                                                                                                             (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments                                      0.89    1.22    0.44    0.66    1.78
Net realized gain from payment by affiliate for the disposal of investments in violation of    -       -       -       0.01    -
restrictions
Total from Investment Activities..                                                             0.91    1.23    0.44    0.70    1.77
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.............                                                                     -(a)            -       -
                                                                                             (0.01)          (0.03)
Net Realized Gains................                                                                                     -       -
                                                                                             (0.37)  (0.55)  (0.34)
Total Dividends...................                                                                                     -       -
                                                                                             (0.38)  (0.55)  (0.37)
NET ASSET VALUE, END OF PERIOD....                                                           $ 11.05 $ 10.52 $ 9.84  $ 9.77  $ 9.07
TOTAL RETURN(B)...................                                                             8.75%           4.56%   7.72%
                                                                                                     12.93%                  24.25%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                                                           $       $       $       $       $
                                                                                             292,684 120,849 88,325  76,509  52,200
Net Investment Income/(Loss) .....                                                             0.34%   0.12%   0.00%   0.36%
                                                                                                                             (0.16)%
Expenses Before Reductions(c) ....                                                             1.23%   1.19%   1.22%   1.26%   1.39%
Expenses Net of Reductions........                                                             1.17%   1.19%   1.19%   1.17%   1.10%
Expenses Net of Reductions(d) ....                                                             1.20%   1.19%   1.20%   N/A     N/A
Portfolio Turnover Rate ..........
                                                                                             73.29%  117.91% 134.74% 171.66% 44.54%


(a) Amount less than $.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly.

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The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL DREYFUS PREMIER SMALL CAP VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                            YEAR ENDED DECEMBER 31,   MAY 3, 2004 TO
                                                                                      DECEMBER 31,
                                                            2007      2006     2005     2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 13.20   $ 12.30  $ 12.06  $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .......                        0.05      0.03     0.01     0.01
Net Realized and Unrealized Gains/(Losses) on Investments   (1.09)    1.57     0.40     2.16
Total from Investment Activities....                        (1.04)    1.60     0.41     2.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                        (0.03)    (0.01)   -        (0.01)
Net Realized Gains..................                        (0.84)    (0.69)   (0.17)   (0.10)
Total Dividends.....................                        (0.87)    (0.70)   (0.17)   (0.11)
NET ASSET VALUE, END OF PERIOD......                      $ 11.29   $ 13.20  $ 12.30  $ 12.06
TOTAL RETURN(B) (C) ................                        (8.24)%   13.40%   3.39%    21.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .                      $ 59,468  $ 73,914 $ 56,954 $ 30,773
Net Investment Income(d) ...........                        0.33%     0.28%    0.10%    0.24%
Expenses Before Reductions(d) (e) ..                        1.29%     1.35%    1.41%    1.51%
Expenses Net of Reductions(d) ......                        1.23%     1.31%    1.35%    1.35%
Expenses Net of Reductions(d) (f) ..                        1.24%     1.31%    N/A      N/A
Portfolio Turnover Rate(c) .........                        60.22%    90.10% 111.78%    83.52%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly.

AZL FIRST TRUST TARGET DOUBLE PLAY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          YEAR ENDED        DECEMBER 27, 2006 TO
                                                          DECEMBER 31, 2007 DECEMBER 31, 2006(A)

NET ASSET VALUE, BEGINNING OF PERIOD.............         $ 9.92              $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....................           0.07                 -(b)
Net Realized and Unrealized Gains/(Losses) on Investments   0.77*                (0.08)
Total from Investment Activities.................           0.84                 (0.08)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............................           -(b)                 -
Total Dividends..................................           -(b)                 -
NET ASSET VALUE, END OF PERIOD...................         $ 10.76             $  9.92
TOTAL RETURN(C) (D) .............................           8.47%                0.80%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..............         $ 87,547            $  99
Net Investment Income/(Loss)(e) .................           1.41%                2.98%
Expenses Before Reductions(e) (f) ...............           1.03%                0.97%
Expenses Net of Reductions(e) ...................           0.79%                0.79%
Portfolio Turnover Rate(d) ......................           168.71%              -%


*   The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.
(a) Period from commencement of operations.
(b) Amount less than $.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL FRANKLIN SMALL CAP VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                  YEAR ENDED DECEMBER 31,         MAY 1, 2003 TO
                                                                                                  DECEMBER 31,
                                                            2007      2006      2005      2004      2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 17.96   $ 16.54   $ 15.63   $ 12.71   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ..                             0.14      0.17      0.08(b)   0.13      0.08
Net Realized and Unrealized Gains/(Losses) on Investments   (0.88)    2.29      1.02      2.80      2.75
Total from Investment Activities                            (0.74)    2.46      1.10      2.93      2.83
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..........                             (0.10)    (0.05)    (0.08)    -         (0.08)
Net Realized Gains.............                             (0.65)    (0.99)    (0.11)    (0.01)    (0.04)
Total Dividends................                             (0.75)    (1.04)    (0.19)    (0.01)    (0.12)
NET ASSET VALUE, END OF PERIOD.                           $ 16.47   $ 17.96   $ 16.54   $ 15.63   $ 12.71
TOTAL RETURN(C) (D) ...........                             (4.37)%   15.41%    7.03%     23.10%    28.38%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 361,804 $ 394,073 $ 269,237 $ 128,697 $ 25,494
Net Investment Income/(Loss)(e)                             0.75%     0.62%     0.49%     1.68%     1.54%
Expenses Before Reductions(e) (f)                           1.11%     1.09%     1.15%     1.23%     1.60%
Expenses Net of Reductions(e) .                             1.11%     1.09%     1.15%     1.23%     1.25%
Portfolio Turnover Rate(d) ....                             23.76%    14.71%    85.56%    21.14%    13.67%


(a) Period from commencement of operations
(b) Average shares method used in calculation.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

AZL JENNISON 20/20 FOCUS FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                     APRIL 29, 2005 TO
                                                                                       DECEMBER 31,
                                                             YEAR ENDED DECEMBER 31,
                                                            2007          2006            2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD........              $ 13.92       $ 12.35      $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...............                0.02          0.03         0.01
Net Realized and Unrealized Gains/(Losses) on Investments   1.45          1.55         2.35
Total from Investment Activities............                1.47          1.58         2.36
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.......................                (0.03)        -            (0.01)
Net Realized Gains..........................                (0.51)        (0.01)       -
Total Dividends.............................                (0.54)        (0.01)       (0.01)
NET ASSET VALUE, END OF PERIOD..............              $ 14.85       $ 13.92      $ 12.35
TOTAL RETURN(B) (C) ........................                10.73%        12.79%       23.61%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .........              $ 383,239     $ 314,449    $ 146,054
Net Investment Income(d) ...................                0.11%         0.28%        0.28%
Expenses Before Reductions(d) (e) ..........                1.12%         1.15%        1.23%
Expenses Net of Reductions(d) ..............                1.04%         1.08%        1.20%
Expenses Net of Reductions(d) (f) ..........                1.07%         1.11%        N/A
Portfolio Turnover Rate(c) .................                119.80%       129.27%      59.04%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL JENNISON GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                  APRIL 29, 2005 TO
                                                                                    DECEMBER 31,
                                                          YEAR ENDED DECEMBER 31,
                                                            2007        2006          2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD........              $ 12.27       $12.08    $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...............                (0.01)      (0.02)      (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments   1.35        0.21        2.09
Total from Investment Activities............                1.34        0.19        2.08
NET ASSET VALUE, END OF PERIOD..............              $ 13.61     $ 12.27     $ 12.08
TOTAL RETURN(B) (C) ........................                10.92%      1.57%       20.80%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .........              $ 62,264    $ 49,384    $ 36,577
Net Investment Income/(Loss)(d) ............                (0.11)%     (0.22)%     (0.45)%
Expenses Before Reductions(d) (e) ..........                1.18%       1.19%       1.29%
Expenses Net of Reductions(d) ..............                1.16%       1.18%       1.20%
Expenses Net of Reductions(d) (f) ..........                1.18%       1.19%       N/A
Portfolio Turnover Rate(c) .................                75.74%      88.02%      24.31%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly.

AZL LEGG MASON GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             YEAR ENDED DECEMBER 31,
                                                  2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD...         $ 11.94   $ 12.34   $ 11.24   $ 10.40   $ 7.62
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ..........           (0.02)    (0.03)    (0.04)    (0.05)    (0.03)
Net Realized and Unrealized Gains/(Losses) on     1.81      0.07      1.28      0.89      2.81
Investments
Total from Investment Activities.......           1.79      0.04      1.24      0.84      2.78
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains.....................           (0.25)    (0.44)    (0.14)    -         -
Total Dividends.......................            (0.25)    (0.44)    (0.14)    -         -
NET ASSET VALUE, END OF PERIOD........          $ 13.48   $ 11.94   $ 12.34   $ 11.24   $ 10.40
TOTAL RETURN(A) ......................            15.02%    0.70%     11.06%    8.08%     36.48%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...          $ 194,457 $ 96,396  $ 79,579  $ 49,355  $ 30,276
Net Investment Income/(Loss) .........            (0.19)%   (0.32)%   (0.50)%   (0.51)%   (0.55)%
Expenses Before Reductions(b) ........            1.21%     1.32%     1.30%     1.35%     1.63%
Expenses Net of Reductions............            1.15%     1.28%     1.30%     1.27%     1.20%
Expenses Net of Reductions(c) ........            1.16%     1.29%     1.30%     N/A       N/A
Portfolio Turnover Rate...............            64.21%    39.53%    106.33%   138.77%   139.34%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL LEGG MASON VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             YEAR ENDED DECEMBER 31,
                                                  2007 2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.07    $ 12.26   $ 11.59   $ 10.11   $ 8.13
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...                  (0.02)     (0.02)    (0.02)    0.04      0.11
Net Realized and Unrealized Gains/(Losses) on     (0.77)     0.83      0.74      1.49      1.98
Investments.....................
Total from Investment Activities                  (0.79)     0.81      0.72      1.53      2.09
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...........                  -          -         -         (0.05)    (0.11)
Net Realized Gains..............                  (0.21)     -(a)      (0.05)    -         -
Total Dividends.................                  (0.21)     -(a)      (0.05)    (0.05)    (0.11)
NET ASSET VALUE, END OF PERIOD..                $ 12.07    $ 13.07   $ 12.26   $ 11.59   $ 10.11
TOTAL RETURN(B) ................                  (6.19)%    6.71%     6.27%     15.15%    25.89%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)              $ 388,835  $ 407,446 $ 280,336 $ 79,298  $ 32,322
Net Investment Income/(Loss) ...                  (0.19)%    (0.22)%   (0.32)%   0.28%     1.42%
Expenses Before Reductions(c) ..                  1.09%      1.10%     1.20%     1.20%     1.32%
Expenses Net of Reductions......                  1.08%      1.10%     1.20%     1.18%     1.10%
Expenses Net of Reductions(d) ..                  1.09%      1.10%     N/A       N/A       N/A
Portfolio Turnover Rate.........                             16.16%    8.21%     121.63%   38.60%
                                                  30.60%


(a) Amount less than $.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly.


AZL LMP LARGE CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                      YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.69   $ 11.48   $ 10.50   $ 10.06   $ 8.09
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....                           (0.04)    (0.02)    (0.02)    0.04      -(a)
Net Realized and Unrealized Gains/(Losses) on Investments   0.59      0.49      1.04      0.40      1.97
Total from Investment Activities.                           0.55      0.47      1.02      0.44      1.97
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............                           -         -         (0.03)    -         -(a)
Net Realized Gains...............                           -         (0.26)    (0.01)    -         -
Total Dividends..................                           -         (0.26)    (0.04)    -         -(a)
NET ASSET VALUE, END OF PERIOD...                         $ 12.24   $ 11.69   $ 11.48   $ 10.50   $ 10.06
TOTAL RETURN(B) .................                           4.70%     4.23%     9.70%     4.37%     24.39%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 266,478 $ 283,926 $ 223,064 $ 135,712 $ 66,233
Net Investment Income/(Loss)(c) .                           (0.28)%   (0.20)%   (0.16)%   0.56%     0.06%
Expenses Before Reductions(c)(d)                            1.14%     1.19%     1.21%     1.24%     1.38%
Expenses Net of Reductions(c) ...                           1.14%     1.18%     1.20%     1.19%     1.15%
Expenses Net of Reductions(c) (e)                           1.14%     1.19%     1.20%     N/A       N/A
Portfolio Turnover Rate..........                           18.95%    18.84%    78.89%    31.73%    19.22%


(a) Amount Less than $0.005
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Annualized for periods less than one year.
(d) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(e) Expenses net of reductions excludes expenses paid indirectly.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL MONEY MARKET FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             YEAR ENDED DECEMBER 31,
                                                  2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD            $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....                 0.05      0.04      0.03      0.01      -(a)
Net Realized Gains/(Losses) on investments        -(a)      -(a)      -(a)      -(a)      -(a)
Total from Investment Activities.                 0.05      0.04      0.03      0.01      -(a)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............                 (0.05)    (0.04)    (0.03)    (0.01)    -(a)
Net Realized Gains...............                 -         -         -         -         -(a)
Total Dividends..................                 (0.05)    (0.04)    (0.03)    (0.01)    -(a)
NET ASSET VALUE, END OF PERIOD...               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
TOTAL RETURN(B) .................                 4.79%     4.43%     2.57%     0.67%     0.34%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)              $ 596,861 $ 404,406 $ 330,910 $ 236,639 $ 186,491
Net Investment Income/(Loss) ....                 4.66%     4.41%     2.58%     0.70%     0.34%
Expenses Before Reductions.......                 0.69%     0.69%     0.74%     0.78%     0.88%
Expenses Net of Reductions.......                 0.69%     0.69%     0.74%     0.78%     0.88%


(a) Amount less than $.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.


AZL NACM INTERNATIONAL FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                            MAY 1, 2007 TO
                                                             DECEMBER 31,
                                                                2007(A)
 NET ASSET VALUE, BEGINNING OF PERIOD................         $  10.00
 INVESTMENT ACTIVITIES:
 Net Investment Income/(Loss) .......................            0.05
 Net Realized and Unrealized Gains/(Losses) on Investments       (0.49)
 Total from Investment Activities....................            (0.44)
 DIVIDENDS TO SHAREHOLDERS FROM:
 Net Investment Income...............................            (0.02)
 Total Dividends                                                 (0.02)
 NET ASSET VALUE, END OF PERIOD......................         $  9.54
 TOTAL RETURN(B) (C) ................................            (4.39)%
---------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000's) .................         $  79,493
 Net Investment Income/(Loss)(d) ....................            0.78%
 Expenses Before Reductions(d) (e) ..................            1.43%
 Expenses Net of Reductions(d) ......................            1.38%
 Portfolio Turnover Rate(c) .........................            138.59%


(a) Period from commencement of operations
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL NEUBERGER BERMAN REGENCY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                           YEAR ENDED  MAY 1, 2006 TO
                                                          DECEMBER 31,  DECEMBER 31,
                                                              2007        2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD.........             $ 10.14        $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ................               0.05            0.03
Net Realized and Unrealized Gains/(Losses) on Investments   0.34            0.14
Total from Investment Activities.............               0.39            0.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income........................               -(b)            (0.03)
Total Dividends..............................               -(b)            (0.03)
NET ASSET VALUE, END OF PERIOD...............             $ 10.53        $  10.14
TOTAL RETURN(C) (D) .........................               3.85%           1.72%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..........             $ 94,377       $  65,535
Net Investment Income/(Loss)(e) .............               0.50%           0.59%
Expenses Before Reductions(e) (f) ...........               1.10%           1.14%
Expenses Net of Reductions(e) ...............               1.07%           1.12%
Expenses Net of Reductions(e) (g) ...........               1.10%           1.14%
Portfolio Turnover Rate(d) ..................               62.98%          16.03%


(a) Period from commencement of operations.
(b) Amount less than $.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly.


AZL OCC OPPORTUNITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                       YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 15.84   $ 14.69   $ 13.98   $ 13.01   $ 8.09
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....                           (0.07)    (0.14)    (0.14)    (0.11)    (0.07)
Net Realized and Unrealized Gains/(Losses) on Investments   1.49      1.80      0.85      1.11      5.09
Total from Investment Activities.                           1.42      1.66      0.71      1.00      5.02
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains...............                           (2.29)    (0.51)    -         (0.03)    (0.10)
Total Dividends..................                           (2.29)    (0.51)    -         (0.03)    (0.10)
NET ASSET VALUE, END OF PERIOD...                         $ 14.97   $ 15.84   $ 14.69   $ 13.98   $ 13.01
TOTAL RETURN(A) .................                           8.89%     11.68%    5.08%     7.76%     62.03%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 195,330 $ 158,687 $ 132,560 $ 122,817 $ 64,589
Net Investment Income/(Loss) ....                           (0.47)%   (0.92)%   (1.06)%   (1.02)%   (1.11)%
Expenses Before Reductions(b) ...                           1.21%     1.22%     1.35%     1.32%     1.39%
Expenses Net of Reductions.......                           1.10%     1.20%     1.35%     1.32%     1.25%
Expenses Net of Reductions(c) ...                           1.21%     1.22%     N/A       N/A       N/A
Portfolio Turnover Rate..........                           183.55%   269.47%   193.67%   189.43%   174.59%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL OCC VALUE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             YEAR ENDED DECEMBER 31,
                                                   2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD             $ 14.62   $ 13.20   $ 13.60   $ 11.77   $ 8.15
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ....                  0.14      0.19      0.10      0.06      0.06
Net Realized and Unrealized Gains/(Losses) on      (0.92)    2.36      0.23      1.87      3.62
Investments......................
Total from Investment Activities.                  (0.78)    2.55      0.33      1.93      3.68
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income............                  (0.20)    (0.12)    (0.03)    (0.02)    (0.06)
Net Realized Gains...............                  (1.14)    (1.01)    (0.70)    (0.08)    -
Total Dividends..................                  (1.34)    (1.13)    (0.73)    (0.10)    (0.06)
NET ASSET VALUE, END OF PERIOD...                $ 12.50   $ 14.62   $ 13.20   $ 13.60   $ 11.77
TOTAL RETURN(A) .................                  (5.77)%   20.11%    2.67%     16.52%    45.21%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)               $ 443,220 $ 246,575 $ 223,695 $ 229,389 $ 84,964
Net Investment Income/(Loss) ....                  1.30%     1.29%     0.76%     0.56%     0.73%
Expenses Before Reductions(b) ...                  1.17%     1.15%     1.20%     1.19%     1.27%
Expenses Net of Reductions.......                  1.10%     1.12%     1.15%     1.18%     1.10%
Expenses Net of Reductions(c) ...                  1.14%     1.15%     1.20%     N/A       N/A
Portfolio Turnover Rate..........                  93.94%    85.04%    122.68%   38.88%    80.85%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.


AZL OPPENHEIMER GLOBAL FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                    YEAR ENDED DECEMBER 31, MAY 3, 2004 TO
                                                                                                            DECEMBER 31,
                                                             2007             2006            2005            2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD............           $ 14.79          $ 13.01         $ 11.58         $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...................             0.10             0.08            0.03            (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments    0.75             2.01            1.43            1.59
Total from Investment Activities........                     0.85             2.09            1.46            1.58
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...................                     (0.08)           (0.01)          -               -
Net Realized Gains......................                     (0.51)           (0.30)          (0.03)          -
Total Dividends.........................                     (0.59)           (0.31)          (0.03)          -
NET ASSET VALUE, END OF PERIOD..........                   $ 15.05          $ 14.79         $ 13.01         $ 11.58
TOTAL RETURN(B) (C) ....................                     5.76%            16.29%          12.62%          15.80%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .....                   $ 218,981        $ 218,610       $ 151,585       $ 78,636
Net Investment Income/(Loss)(d) ........                     0.59%            0.65%           0.21%           (0.21)%
Expenses Before Reductions(d) (e) ......                     1.30%            1.34%           1.45%           1.51%
Expenses Net of Reductions(d) ..........                     1.20%            1.27%           1.45%           1.45%
Portfolio Turnover Rate(c) .............                     22.87%           29.86%          27.47%          9.61%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL OPPENHEIMER INTERNATIONAL GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                     YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005     2004     2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 18.80   $ 14.60   $ 13.20  $ 11.57  $ 8.75
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ......                         0.14      0.14      0.02     0.04     0.12
Net Realized and Unrealized Gains/(Losses) on Investments   2.16      4.09      1.83     1.63     2.81
Total from Investment Activities...                         2.30      4.23      1.85     1.67     2.93
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..............                         (0.12)    -         -        (0.04)   (0.10)
Net Realized Gains.................                         (0.34)    (0.03)    (0.45)   -        (0.01)
Total Dividends....................                         (0.46)    (0.03)    (0.45)   (0.04)   (0.11)
NET ASSET VALUE, END OF PERIOD.....                       $ 20.64   $ 18.80   $ 14.60  $ 13.20  $ 11.57
TOTAL RETURN(A)....................                         12.29%    28.98%    14.18%   14.48%   33.77%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 267,537 $ 209,330 $ 97,247 $ 38,049 $ 14,660
Net Investment Income/(Loss) ......                         0.73%     1.09%     0.19%    0.21%    1.05%
Expenses Before Reductions(b) .....                         1.19%     1.40%     1.51%    1.77%    1.91%
Expenses Net of Reductions.........                         1.19%     1.40%     1.45%    1.40%    1.25%
Portfolio Turnover Rate............                         32.64%    19.45%    19.24%   95.05%   9.22%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL OPPENHEIMER MAIN STREET FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                   YEAR ENDED DECEMBER 31, MAY 3, 2004 TO
                                                                                           DECEMBER 31,
                                                            2007        2006       2005      2004(A)
NET ASSET VALUE, BEGINNING OF PERIOD...                     12.68       11.36      10.79     10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)...........                     0.09        0.06       0.07      0.06
Net Realized and Unrealized Gains/(Losses) on Investments   0.41        1.57       0.51      0.80
Total from Investment Activities.......                     0.50        1.63       0.58      0.86
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..................                     (0.07)      (0.06)     -         (0.06)
Net Realized Gains.....................                     (0.69)      (0.25)     (0.01)    (0.01)
Total Dividends........................                     (0.76)      (0.31)     (0.01)    (0.07)
NET ASSET VALUE, END OF PERIOD.........                   $ 12.42     $ 12.68    $ 11.36   $ 10.79
TOTAL RETURN(B) (C) ...................                     3.80%(d)    14.59%     5.45%     8.60%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets at End of Period (000's) ...                   $ 139,593   $ 129,416  $ 99,016  $ 65,487
Net Investment Income/(Loss)(e) .......                     0.72%       0.66%      0.70%     1.52%
Expenses Before Reductions(e) (f) .....                     1.25%       1.22%      1.28%     1.29%
Expenses Net of Reductions(e) .........                     1.20%       1.19%      1.19%     1.20%
Expenses Net of Reductions(e) (g) .....                     1.20%       1.19%      1.20%     N/A
Portfolio Turnover Rate(c) ............                     126.24%     105.81%    80.76%    75.56%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not Annualized for periods less than one year.
(d) During the year ended December 31, 2007, OppenheimerFunds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          YEAR ENDED   MAY 1, 2006 TO
                                                          DECEMBER 31, DECEMBER 31,
                                                          2007         2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD...........           $  10.42     $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)...................              0.41         0.23
Net Realized and Unrealized Gains/(Losses) on Investments    0.25         0.96
Total from Investment Activities...............              0.66         1.19
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..........................              (0.61)       (0.23)
Return of Capital..............................              (0.24)       -
Net Realized Gains.............................              (0.01)       (0.54)
Total Dividends................................              (0.86)       (0.77)
NET ASSET VALUE, END OF PERIOD.................           $  10.22     $  10.42
TOTAL RETURN(B) (C)............................              6.66%        11.97%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's).............           $  76,198    $  66,123
Net Investment Income/(Loss)(d)................              4.13%        4.07%
Expenses Before Reductions(d) (e)..............              1.21%        1.19%
Expenses Net of Reductions(d)..................              1.19%        1.19%
Portfolio Turnover Rate(c).....................              138.38%      7.35%

(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL S&P 500 INDEX FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                                        CLASS 1                             CLASS 2
                                                          MAY 14, 2007 TO DECEMBER 31,2007(A) MAY 1, 2007 TO DECEMBER 31, 2007(A)

NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.14                            $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss)........                            0.11                               0.09
Net Realized and Unrealized Gains/(Losses) on Investments      (0.26)                              (0.12)
Total from Investment Activities....                           (0.15)                              (0.03)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                           (0.11)                              (0.09)
Net Realized Gains..................                           (0.02)                              (0.02)
Total Dividends.....................                           (0.13)                              (0.11)
NET ASSET VALUE, END OF PERIOD......                        $  9.86                             $  9.86
TOTAL RETURN(B) (C) ................                           (1.48)%                             (0.25)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's)                         $  411                              $  27,614
Net Investment Income (d) ..........                           1.81%                               1.60%
Expenses Before Reductions(d) (e) ..                           0.53%                               0.73%
Expenses Net of Reductions (d) .....                           0.24%                               0.49%
Portfolio Turnover Rate (c) (f) ....                           15.95%                              15.95%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL SCHRODER EMERGING MARKETS EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                              CLASS 1                   CLASS 2
                                                            MAY 6, 2007 TO    YEAR ENDED     MAY 1, 2006 TO
                                                            DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                                                            2007(A)           2007           2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD........              $ 11.64           $ 10.56        $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...............                0.04              0.03           0.02
Net Realized and Unrealized Gains/(Losses) on Investments   2.10              3.17           0.55
Total from Investment Activities............                2.14              3.20           0.57
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.......................                (0.01)            -(b)           (0.01)
Total Dividends.............................                (0.01)            -(b)           (0.01)
NET ASSET VALUE, END OF PERIOD..............              $ 13.77           $ 13.76        $ 10.56
TOTAL RETURN(C) (D) ........................                19.23%            30.32%         5.70%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .........              $ 359             $ 249,236      $ 93,712
Net Investment Income/(Loss)(e) ............                0.32%             0.40%          0.32%
Expenses Before Reductions(e) (f) ..........                1.69%             1.96%          2.53%
Expenses Net of Reductions(e) ..............                1.40%             1.65%          1.55%
Portfolio Turnover Rate(d) (g) .............                192.53%           192.53%        36.16%


(a) Period from commencement of operations.
(b) Amount less than $.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.


AZL SCHRODER INTERNATIONAL SMALL CAP FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                              MAY 1, 2007 TO
                                                              DECEMBER 31,
                                                              2007(A)
                                                             ----------------
 NET ASSET VALUE, BEGINNING OF PERIOD........................ $  10.00
 INVESTMENT ACTIVITIES:
 Net Investment Income/(Loss) ...............................    0.02
 Net Realized and Unrealized Gains/(Losses) on Investments...    (0.69)
 Total from Investment Activities............................    (0.67)
 NET ASSET VALUE, END OF PERIOD.............................. $  9.33
 TOTAL RETURN(B) (C) ........................................    (6.70)%
-----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000's) ......................... $  85,492
 Net Investment Income/(Loss)(d) ............................    0.30%
 Expenses Before Reductions(d) ..............................    1.52%
 Portfolio Turnover Rate(c) .................................    26.74%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL SMALL CAP STOCK INDEX FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                           MAY 1, 2007 TO
                                                           DECEMBER 31,
                                                           2007(A)
                                                          ----------------
 NET ASSET VALUE, BEGINNING OF PERIOD............          $  10.00
 INVESTMENT ACTIVITIES:
 Net Investment Income/(Loss) ...................             0.04
 Net Realized and Unrealized Gains/(Losses) on Investments    (0.63)
 Total from Investment Activities................             (0.59)
 DIVIDENDS TO SHAREHOLDERS FROM:
 Net Investment Income...........................             (0.05)
 Net Realized Gains..............................             (0.09)
 Total Dividends.................................             (0.14)
 NET ASSET VALUE, END OF PERIOD..................          $  9.27
 TOTAL RETURN(B) (C) ............................             (5.83)%
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000's) .............          $  22,061
 Net Investment Income/(Loss)(d) ................             0.73%
 Expenses Before Reductions(d) (e) ..............             0.87%
 Expenses Net of Reductions(d) ..................             0.58%
 Portfolio Turnover Rate(c) .....................             19.08%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL TARGETPLUS BALANCED FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                          MAY 1, 2007 TO DECEMBER 31, 2007(A)

NET ASSET VALUE, BEGINNING OF PERIOD                        $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .......                           0.11
Net Realized and Unrealized Gains/(Losses) on Investments      0.10
Total from Investment Activities....                           0.21
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                           (0.16)
Return of Capital...................                           (0.01)
Total Dividends.....................                           (0.17)
NET ASSET VALUE, END OF PERIOD......                        $  10.04
TOTAL RETURN(B) (C) ................                           2.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .                        $  11,177
Net Investment Income/(Loss)(d) ....                           2.59%
Expenses Before Reductions(d) (e) ..                           1.30%
Expenses Net of Reductions(d) ......                           0.89%
Portfolio Turnover Rate (c) ........                           120.57%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL TARGETPLUS EQUITY FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          YEAR ENDED DECEMBER 31, 2007 DECEMBER 27, 2006 TO DECEMBER 31, 2006(A)

NET ASSET VALUE, BEGINNING OF PERIOD                        $  9.92                      $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .......                           0.08                         -(b)
Net Realized and Unrealized Gains/(Losses) on Investments      0.67                         (0.08)
Total from Investment Activities....                           0.75                         (0.08)
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............                           (0.08)                       -
Net Realized Gains..................                           (0.02)                       -
Total Dividends.....................                           (0.10)                       -
NET ASSET VALUE, END OF PERIOD......                        $  10.57                     $  9.92
TOTAL RETURN(C) (D) ................                           7.60%                        0.80%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .                        $  86,067                    $  248
Net Investment Income/(Loss)(e) ....                           1.54%                        2.98%
Expenses Before Reductions(e) (f) ..                           1.14%                        0.97%
Expenses Net of Reductions(e) ......                           0.79%                        0.79%
Portfolio Turnover Rate(d) .........                           154.12%                      0.00%


(a) Period from commencement of operations.
(b) Amount less than $.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL TARGETPLUS GROWTH FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)

                                                           MAY 1, 2007 TO
                                                           DECEMBER 31,
                                                           2007(A)
 NET ASSET VALUE, BEGINNING OF PERIOD..................... $  10.00
 INVESTMENT ACTIVITIES:
 Net Investment Income/(Loss) ............................    0.07
 Net Realized and Unrealized Gains/(Losses) on Investments    (0.04)
 Total from Investment Activities.........................    0.03
 DIVIDENDS TO SHAREHOLDERS FROM:
 Net Investment Income....................................    (0.09)
 Return of Capital........................................    (0.01)
 Total Dividends..........................................    (0.10)
 NET ASSET VALUE, END OF PERIOD........................... $  9.93
 TOTAL RETURN(B) (C) .....................................    0.33%
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000's) ...................... $  38,758
 Net Investment Income(d) ................................    1.80%
 Expenses Before Reductions(d) (e) .......................    1.06%
 Expenses Net of Reductions(d) ...........................    0.89%
 Portfolio Turnover Rate(c) ..............................    110.66%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL TARGETPLUS MODERATE FUND
(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)


                                                           MAY 1, 2007 TO
                                                           DECEMBER 31,
                                                           2007(A)
 NET ASSET VALUE, BEGINNING OF PERIOD..............        $  10.00
 INVESTMENT ACTIVITIES:
 Net Investment Income/(Loss) .....................           0.08
 Net Realized and Unrealized Gains/(Losses) on Investments    0.09
 Total from Investment Activities..................           0.17
 DIVIDENDS TO SHAREHOLDERS FROM:
 Net Investment Income.............................           (0.13)
 Total Dividends...................................           (0.13)
 NET ASSET VALUE, END OF PERIOD....................        $  10.04
 TOTAL RETURN(B) (C) ..............................           1.75%
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
 Net Assets, End of Period ($000's) ...............        $  22,718
 Net Investment Income/(Loss)(d) ..................           2.11%
 Expenses Before Reductions(d) (e) ................           1.14%
 Expenses Net of Reductions(d) ....................           0.89%
 Portfolio Turnover Rate(c) .......................           161.13%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


AZL TURNER QUANTITATIVE SMALL CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                              YEAR ENDED        APRIL 29, 2005 TO
                                                             DECEMBER 31,       DECEMBER 31,

                                                            2007      2006      2005(A)
NET ASSET VALUE, BEGINNING OF PERIOD..........            $ 12.50   $ 11.23   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .................              (0.08)    (0.03)    (0.01)
Net Realized and Unrealized Gains/(Losses) on Investments   0.83      1.30      1.24
Total from Investment Activities..............              0.75      1.27      1.23
DIVIDENDS TO SHAREHOLDERS FROM:
Net Realized Gains............................              (0.35)    -         -
Total Dividends...............................              (0.35)    -         -
NET ASSET VALUE, END OF PERIOD................            $ 12.90   $ 12.50   $ 11.23
TOTAL RETURN(B) (C) ..........................              6.07%     11.31%    12.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ...........            $ 62,425  $ 94,669  $ 45,548
Net Investment Loss(d) .......................              (0.47)%   (0.23)%   (0.22)%
Expenses Before Reductions(d) (e) ............              1.23%     1.24%     1.35%
Expenses Net of Reductions(d) ................              1.23%     1.23%     1.35%
Expenses Net of Reductions(d) (f) ............              1.23%     1.24%     N/A
Portfolio Turnover Rate(b) ...................              239.53%   94.34%    83.87%


(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(f) Expenses net of reductions excludes expenses paid indirectly.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL VAN KAMPEN COMSTOCK FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                             YEAR ENDED DECEMBER 31,
                                                  2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD            $ 12.00   $ 11.15   $ 11.23   $ 9.63    $ 7.44
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ......               0.19      0.18      0.11      0.10      0.08
Net Realized and Unrealized Gains/(Losses) on     (0.43)    1.52      0.31      1.54      2.19
Investments........................
Total from Investment Activities...               (0.24)    1.70      0.42      1.64      2.27
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income..............               (0.20)    (0.13)    (0.04)    (0.04)    (0.08)
Net Realized Gains.................               (0.35)    (0.72)    (0.46)    -         -
Total Dividends....................               (0.55)    (0.85)    (0.50)    (0.04)    (0.08)
NET ASSET VALUE, END OF PERIOD.....             $ 11.21   $ 12.00   $ 11.15   $ 11.23   $ 9.63
TOTAL RETURN(A) ...................               (2.22)%   15.76%    3.92%     17.12%    30.53%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) ..           $ 754,496 $ 705,155 $ 559,933 $ 380,374 $ 201,265
Net Investment Income/(Loss) ........             1.58%     1.71%     1.44%     1.13%     1.08%
Expenses Before Reductions(b) .......             1.08%     1.08%     1.19%     1.20%     1.28%
Expenses Net of Reductions...........             1.05%     1.05%     1.18%     1.20%     1.20%
Expenses Net of Reductions(c) .......             1.05%     1.05%     1.19%     -%        -%
Portfolio Turnover Rate............               22.75%    28.14%    30.83%    31.77%    36.85%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.

AZL VAN KAMPEN EQUITY AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)


                                                                 YEAR ENDED DECEMBER 31, MAY 3, 2004 TO
                                                                                         DECEMBER 31,
                                                            2007       2006      2005    2004 (A)
NET ASSET VALUE, BEGINNING OF PERIOD....                  $ 12.68    $ 11.58   $ 10.86   $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...........                    0.26       0.19      0.14       0.05
Net Realized and Unrealized Gains/(Losses) on Investments   0.13       1.24      0.59       0.86
Total from Investment Activities........                    0.39       1.43      0.73       0.91
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...................                    (0.20)     (0.12)    -          (0.05)
Net Realized Gains......................                    (0.30)     (0.21)    (0.01)     -
Total Dividends.........................                    (0.50)     (0.33)    (0.01)     (0.05)
NET ASSET VALUE, END OF PERIOD..........                  $ 12.57    $ 12.68   $ 11.58   $  10.86
TOTAL RETURN(B) (C) ....................                    3.07%      12.52%    6.75%      9.12%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .....                  $ 244,193  $ 224,971 $ 162,671 $  81,218
Net Investment Income/(Loss)(d) ........                    2.05%      2.00%     1.55%      1.40%
Expenses Before Reductions(d) (e) ......                    1.11%      1.11%     1.18%      1.22%
Expenses Net of Reductions(d) ..........                    1.06%      1.08%     1.18%      1.20%
Portfolio Turnover Rate(c) .............                    69.49%     55.05%    46.94%     44.65%


(a) Period from commencement of operations.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL VAN KAMPEN GLOBAL FRANCHISE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                                         MAY 1, 2003 TO
                                                            YEAR ENDED DECEMBER 31,      DECEMBER 31,
                                                   2007      2006      2005      2004      2003(A)
NET ASSET VALUE, BEGINNING OF PERIOD             $ 18.14   $ 15.46   $ 13.88   $ 12.37   $ 10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .....                 0.35      0.16      0.08      0.08      0.02
Net Realized and Unrealized Gains/(Losses) on      1.42      3.09      1.54      1.43      2.36
Investments.......................
Total from Investment Activities..                 1.77      3.25      1.62      1.51      2.38
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.............                 -         (0.25)    -         -         (0.01)
Net Realized Gains................                 (0.34)    (0.32)    (0.04)    -         -(b)
Total Dividends...................                 (0.34)    (0.57)    (0.04)    -         (0.01)
NET ASSET VALUE, END OF PERIOD....               $ 19.57   $ 18.14   $ 15.46   $ 13.88   $ 12.37
TOTAL RETURN(C) (D) ..............                 9.82%     21.25%    11.64%    12.21%    23.90%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)               $ 413,382 $ 391,610 $ 255,583 $ 122,818 $ 23,982
Net Investment Income/(Loss)(e) ..                 1.71%     1.31%     1.19%     0.80%     0.57%
Expenses Before Reductions(e) (f)                  1.32%     1.32%     1.42%     1.48%     1.70%
Expenses Net of Reductions(e) ....                 1.32%     1.32%     1.42%     1.44%     1.35%
Expenses Net of Reductions(e) (g)                  1.32%     1.32%     1.42%     N/A       N/A
Portfolio Turnover Rate(d) .......                 31.26%    19.43%    16.33%    9.40%     3.31%

(a) Period from commencement of operations.
(b) Amount less than $0.005.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Not annualized for periods less than one year.
(e) Annualized for periods less than one year.
(f) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(g) Expenses net of reductions excludes expenses paid indirectly.

AZL VAN KAMPEN GLOBAL REAL ESTATE FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                          YEAR ENDED   MAY 1, 2006 TO
                                                          DECEMBER 31, DECEMBER 31,
                                                            2007         2006(A)
NET ASSET VALUE, BEGINNING OF PERIOD........              $ 12.08        $  10.00
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...............                0.13            0.05
Net Realized and Unrealized Gains/(Losses) on Investments   (1.17)          2.12
Total from Investment Activities............                (1.04)          2.17
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income.......................                (0.06)          (0.07)
Net Realized Gains..........................                (0.05)          (0.02)
Total Dividends.............................                (0.11)          (0.09)
NET ASSET VALUE, END OF PERIOD..............              $ 10.93        $  12.08
TOTAL RETURN(B) (C) ........................                (8.68)%         21.66%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .........              $ 157,039      $  134,713
Net Investment Income/(Loss)(d) ............                1.07%           1.00%
Expenses Before Reductions(d) (e) ..........                1.37%           1.45%
Expenses Net of Reductions(d) ..............                1.35%           1.33%
Portfolio Turnover Rate(b) .................                46.22%          10.75%


(a) Period from commencement of operations.
(b) Not annualized for periods less than one year.
(c) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(d) Annualized for periods less than one year.
(e) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

AZL VAN KAMPEN GROWTH AND INCOME FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                              YEAR ENDED DECEMBER 31,
                                                   2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD             $ 13.37   $ 12.36   $ 11.76   $ 10.37   $ 8.21
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) .......               0.22      0.15      0.10      0.09      0.08
Net Realized and Unrealized Gains/(Losses) on      0.14      1.74      0.98      1.34      2.16
Investments.........................
Total from Investment Activities....               0.36      1.89      1.08      1.43      2.24
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...............               (0.18)    (0.10)    (0.04)    (0.04)    (0.08)
Net Realized Gains..................               (0.60)    (0.78)    (0.44)    -         -
Total Dividends.....................               (0.78)    (0.88)    (0.48)    (0.04)    (0.08)
NET ASSET VALUE, END OF PERIOD......             $ 12.95   $ 13.37   $ 12.36   $ 11.76   $ 10.37
TOTAL RETURN(A) ....................               2.64%     15.90%    9.24%     13.82%    27.46%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's) .             $ 327,862 $ 370,723 $ 315,538 $ 229,249 $ 146,172
Net Investment Income/(Loss) .......               1.39%     1.34%     1.02%     0.87%     1.07%
Expenses Before Reductions(b) ......               1.09%     1.16%     1.20%     1.21%     1.29%
Expenses Net of Reductions..........               0.99%     1.09%     1.18%     1.17%     1.10%
Expenses Net of Reductions(c) ......               1.00%     1.10%     1.20%     N/A%      N/A%
Portfolio Turnover Rate.............               25.25%    29.83%    40.15%    53.80%    57.44%


(a) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(c) Expenses net of reductions excludes expenses paid indirectly.

AZL VAN KAMPEN MID CAP GROWTH FUND
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED)

                                                                       YEAR ENDED DECEMBER 31,
                                                            2007      2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF PERIOD                      $ 13.48   $ 12.75   $ 10.95   $ 9.35    $ 7.28
INVESTMENT ACTIVITIES:
Net Investment Income/(Loss) ...                            0.03      -(a)      (0.05)    (0.06)    (0.05)
Net Realized and Unrealized Gains/(Losses) on Investments   2.89      1.14      1.97      1.99      2.12
Total from Investment Activities                            2.92      1.14      1.92      1.93      2.07
DIVIDENDS TO SHAREHOLDERS FROM:
Net Investment Income...........                            -(a)      -         -         -         -
Net Realized Gains..............                            (0.81)    (0.41)    (0.12)    (0.33)    -
Total Dividends.................                            (0.81)    (0.41)    (0.12)    (0.33)    -
NET ASSET VALUE, END OF PERIOD..                          $ 15.59   $ 13.48   $ 12.75   $ 10.95   $ 9.35
TOTAL RETURN(B) ................                            22.19%    9.21%     17.54%    21.23%    28.43%
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)                        $ 559,566 $ 305,006 $ 228,828 $ 90,010  $ 52,424
Net Investment Income/(Loss) ...                            0.31%     0.04%     (0.63)%   (0.77)%   (0.73)%
Expenses Before Reductions(c) ..                            1.18%     1.21%     1.30%     1.32%     1.48%
Expenses Net of Reductions......                            1.12%     1.16%     1.24%     1.27%     1.20%
Expenses Net of Reductions(d) ..                            1.14%     1.18%     1.30%     N/A       N/A
Portfolio Turnover Rate.........                            72.41%    70.25%    83.78%    123.60%   229.34%


(a) Amount less than $.005.
(b) The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
(c) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(d) Expenses net of reductions excludes expenses paid indirectly.


_______________________________________________________________________________
The Allianz Variable Insurance Products Trust - Prospectus - April 27, 2009

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.


FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:
ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS):
Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance, except the AZL Money Market Fund, during its last fiscal year.

PROXY VOTING RECORDS
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):
The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

SHAREHOLDER  Contact a broker or investment adviser that sells products Contact the Funds Access the Allianz Life website at:
REPORTS      that offer the Funds.                                      at:               HTTPS://WWW.ALLIANZLIFE.COM
AND THE SAI                                                             3435 STELZER
                                                                        ROAD, COLUMBUS,
                                                                        OHIO 43219
                                                                        (TOLL-FREE) 1-
                                                                        877-833-7113
PROXY VOTING Access the Allianz Life website at: HTTPS://WWW.ALLIANZLIFE.COM
RECORDS

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:
You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov.

The SEC charges a fee to copy any documents.







Investment Company Act file no. 811-09491






                                 PART B - SAI
                              _____________________





                STATEMENT OF ADDITIONAL INFORMATION


              AZL(R) AIM INTERNATIONAL EQUITY FUND
           AZL(R) BLACKROCK CAPITAL APPRECIATION FUND
                  AZL(R) BLACKROCK GROWTH FUND
               AZL(R) COLUMBIA MID CAP VALUE FUND
              AZL(R) COLUMBIA SMALL CAP VALUE FUND
                 AZL(R) COLUMBIA TECHNOLOGY FUND
                  AZL(R) DAVIS NY VENTURE FUND
           AZL(R) DREYFUS FOUNDERS EQUITY GROWTH FUND
                 AZL(R) ENHANCED BOND INDEX FUND
           AZL(R) FIRST TRUST TARGET DOUBLE PLAY FUND
      AZL(R) FRANKLIN TEMPLETON FOUNDING STRATEGY PLUS FUND
              AZL(R) FRANKLIN SMALL CAP VALUE FUND
                 AZL(R) INTERNATIONAL INDEX FUND
                AZL(R) JENNISON 20/20 FOCUS FUND
              AZL(R) JPMORGAN LARGE CAP EQUITY FUND
                AZL(R) JPMORGAN U.S. EQUITY FUND
                    AZL(R) MID CAP INDEX FUND
                    AZL(R) MONEY MARKET FUND
                 AZL(R) NACM INTERNATIONAL FUND
              AZL(R) NACM INTERNATIONAL GROWTH FUND
               AZL(R) NFJ INTERNATIONAL VALUE FUND
                      AZL(R) OCC GROWTHFUND
                   AZL(R) OCC OPPORTUNITY FUND
                 AZL(R) OPPENHEIMER GLOBAL FUND
          AZL(R) OPPENHEIMER INTERNATIONAL GROWTH FUND
      AZL(R) PIMCO FUNDAMENTAL INDEXPLUS TOTAL RETURN FUND
                    AZL(R) S&P 500 INDEX FUND
          AZL(R) SCHRODER EMERGING MARKETS EQUITY FUND
          AZL(R) SCHRODER INTERNATIONAL SMALL CAP FUND
                AZL(R) SMALL CAP STOCK INDEX FUND
                        AZL TARGETPLUS[SM] BALANCED FUND
                         AZL TARGETPLUS[SM] EQUITY FUND
                         AZL TARGETPLUS[SM] GROWTH FUND
                        AZL TARGETPLUS[SM] MODERATE FUND
        AZL(R) TURNER QUANTITATIVE SMALL CAP GROWTH FUND
                 AZL(R) VAN KAMPEN COMSTOCK FUND
            AZL(R) VAN KAMPEN EQUITY AND INCOME FUND
             AZL(R) VAN KAMPEN GLOBAL FRANCHISE FUND
            AZL(R) VAN KAMPEN GLOBAL REAL ESTATE FUND
             AZL{reg-trade-mark} VAN KAMPEN GROWTH AND INCOME FUND
               AZL{reg-trade-mark} VAN KAMPEN MID CAP GROWTH FUND


                                EACH A "FUND" OF
            ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
                                 APRIL 27, 2009
This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 27, 2009, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus and Shareholder Reports may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.





The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

                               TABLE OF CONTENTS


History of the Trust......................................3
Investment Strategies and Policies........................4
   The Funds..............................................4
Additional Information on Portfolio Instruments and
Investment Policies......................................10
   Bank Obligations......................................10
   Commercial Paper......................................10
   Common Stocks.........................................11
   Convertible Securities................................11
   Corporate Debt Securities.............................11
   Delayed Funding Loans And Revolving Credit Facilities.13
   Derivative Instruments................................13
   Event-Linked Exposure.................................14
   Foreign Currency Options and Futures Transactions.....15
   Foreign Securities....................................15
   Forward Foreign Currency Exchange Contracts...........18
   Futures...............................................18
   Futures and Options Investment Risks..................19
   Guaranteed investment contracts.......................19
   Illiquid Securities...................................19
   Initial Public offering...............................20
   Investment Company Securities.........................20
   Exchange Traded Funds.................................21
   Lending of Portfolio Securities.......................21
   Loan Participations and Assignments...................21
   Mortgage-Related Securities...........................22
   Options...............................................24
   Preferred Stocks......................................25
   Real Estate Investment Trusts (REITs).................26
   Repurchase Agreements.................................26
   Reverse Repurchase Agreements and Dollar Roll Agreements26
   Risks of Techniques Involving Leverage................27
   Short Sales Against the Box...........................27
   Small Company Stocks..................................28
   Special Situation Companies...........................28
   Step-Coupon Securities................................28
   Structured Notes......................................28
   Swap Agreements.......................................29
   Taxable and Tax Exempt Municipal Securities...........30
   U.S. Government Obligations...........................31
   Variable and Floating Rate Demand and Master Demand Notes  31
   Warrants and Rights...................................31
   When-Issued and Delayed Delivery Securities...........32
   Zero Coupon and Pay-In-Kind Securities................32
Investment Restrictions..................................33
   Portfolio Turnover....................................35
Other Fund Policies......................................35
   Disclosure of Portfolio Holdings......................35
   Net Asset Value.......................................37
   Valuation of the Money Market Fund....................37
   Valuation of the Non-Money Market Funds...............37
   Redemption in Kind....................................38
Management of the Trust..................................39
   Trustees and Officers.................................39
   Trustee Holdings......................................43
   Control Persons and Principal Holders of Securities...44
   The Manager...........................................45
   The Subadvisers.......................................51
   BlackRock Capital Management, Inc.....................56
   BlackRock Investment Management, LLC..................56
   BlackRock Institutional Management Corporation........56
   Columbia Management Advisors, LLC.....................56
   Davis Selected Advisers. L.P..........................56
   The Dreyfus Corporation...............................56
   First Trust Advisors L.P..............................57
   Founders Asset Management LLC.........................57
   Franklin advisers, Inc................................57
   Franklin Advisory Services, LLC.......................57
   Franklin Mutual Advisers, LLC.........................57
   INVESCO Aim Capital Management, Inc...................57
   Jennison Associates LLC...............................57
   J.P. Morgan Investment Management Inc.................57
   NFJ Investment Group L.P..............................58
   Nicholas-applegate Capital Management LLC.............58
   Oppenheimer Capital LLC...............................58
   OppenheimerFunds, Inc.................................58
   Pacific Investment Management Company LLC (PIMCO).....58
   Schroder Investment Management North America Inc......58
   Templeton Global Advisors Limited.....................59
   Turner Investment Partners, Inc.......................59
   Van Kampen Asset Management...........................59
   Other Managed Accounts................................59
   Potential Material Conflicts of Interest..............68
   Portfolio Manager Compensation........................69
   Portfolio Manager Ownership of Securities in the Funds85
   Affiliated Persons....................................85
   Portfolio Transactions................................85
   Affiliated Brokers....................................88
   Administrator, Transfer Agent and Fund Accountant.....90
   Distributor...........................................93
   Custodian.............................................95
   Independent Registered Public Accounting Firm.........96
   Legal Counsel.........................................96
   Codes of Ethics.......................................96
   Licensing Arrangements................................96
Additional Information...................................99
   Description of Shares.................................99
   Vote of a Majority of the Outstanding Shares.........101
   Additional Tax Information...........................101


                                       I
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2008

   Performance Information..............................104
   Yields of the Money Market Fund......................105
   Yields of the Non-Money Market Funds.................105
   Calculation of Total Return..........................106
   Miscellaneous........................................106
   Financial Statements.................................107
   Proxy Voting Policies and Procedures.................107
Appendix A..............................................108
   Commercial Paper Ratings.............................108
   Corporate and Long-Term Debt Ratings.................110
Appendix B - Proxy Voting Policies......................114
   Allianz Variable Insurance Products Trust............114
   Allianz Investment Management LLC....................117
   INVESCO Aim Capital Management, Inc..................120
   BlackRock Capital Management, Inc....................126
   Columbia Management Advisors, LLC....................141
   Davis Selected Advisers, LP..........................163
   Dreyfus Corporation - Mellon Financial Corporation...184
   First Trust Advisors L.P.............................187
   Founders Asset Management LLC........................227
   Franklin Advisory Services, LLC......................230
   Jennison Associates LLC..............................238
   Nicholas-Applegate Capital Management LLC............294
   Oppenheimer Capital LLC..............................303
   OppenheimerFunds, Inc................................371
   PIMCO................................................391
   Schroder Investment Management North America Inc.....399
   Turner Investment Management LLC.....................409
   Morgan Stanley Investment Management
(For Funds Subadvised by Van Kampen Asset Management)   412


                                       II
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

HISTORY OF THE TRUST
The Trust is an open-end investment management company organized in July 1999 as a Delaware business trust comprised of 48 separate investment portfolios, 42 of which are classified as "diversified" and five of which are classified as "non-diversified" within the meaning of the 1940 Act. The non-diversified funds are the AZL First Trust Target Double Play Fund, the AZL BlackRock Growth Fund, the AZL JPMorgan Large Cap Equity Fund, the AZL Van Kampen Global Franchise Fund, and the AZL Van Kampen Global Real Estate Fund. The Trust currently offers 47 variable net asset value funds and one money market fund.

The following Funds (Subadvisers) changed effective on the following dates:

DATE              CURRENT FUND NAME (SUBADVISER)          PREVIOUS FUND NAME (SUBADVISER)
September 22,     AZL Columbia Small Cap Value Fund       AZL Dreyfus Premier Small Cap Value Fund
2008              (Columbia Management Advisors, LLC)     (The Dreyfus Corporation (affiliated with Founders Asset Management
                                                          LLC))
November 24, 2008 AZL BlackRock Capital Appreciation Fund AZL Jennison Growth Fund
                  (BlackRock Capital Management, Inc.)    (Jennison Associates LLC)
November 24, 2008 AZL Columbia Mid Cap Value Fund         AZL Neuberger Berman Regency Fund
                  (Columbia Management Advisors, LLC)     (Neuberger Berman Management Inc.)
January 26, 2009  AZL BlackRock Growth Fund               AZL Legg Mason Growth Fund
                  (BlackRock Capital Management, Inc.)    (Legg Mason Capital Management, Inc.)
January 26, 2009  AZL JPMorgan Large Cap Equity  Fund     AZL Legg Mason Value Fund
                  (J.P. Morgan Investment Management      (Legg Mason Capital Management, Inc.)
                  Inc.)
January 26, 2009  AZL JPMorgan U.S. Equity Fund           AZL Oppenheimer Main Street Fund
                  (J.P. Morgan Investment Management      (OppenheimerFunds, Inc.)
                  Inc.)

At a Special Meeting of Shareholders held on November 20, 2008, shareholders of each of the Acquired Funds in the following table approved an Agreement and Plan of Reorganization (the "Plan") between each Acquired Fund and its corresponding Acquiring Fund. Under the Plan, effective November 24, 2008, a "Reorganization" was completed whereby each Acquiring Fund has acquired all of the assets and assumed all of the liabilities of its corresponding Acquired Fund in exchange for shares of the Acquiring Fund. Shares of each Acquiring Fund have been distributed proportionately to the shareholders of the corresponding Acquired Fund in complete liquidation of the Acquired Fund and the assumption of the Acquired Fund's liabilities. As a result of the Reorganizations, the Acquired Funds are no longer available.

Acquiring Funds                               Acquired Funds
AZL(R) Legg Mason Growth Fund* AZL(R) LMP Large Cap Growth Fund
AZL(R) Davis NY Venture Fund   AZL(R) OCC Value Fund

     ________________
     *Effective January 26, 2009, the AZL Legg Mason Growth Fund became the AZL BlackRock Growth Fund

The Trust is established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

Much of the information contained in this Statement of Additional Information ("SAI") expands upon subjects discussed in the Prospectus of the Trust described above. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.



                                       3
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

INVESTMENT STRATEGIES AND POLICIES
THE FUNDS
AZL AIM International Equity Fund ("AIM International Equity Fund")
AZL BlackRock Capital Appreciation Fund ("BlackRock Capital Appreciation Fund") AZL BlackRock Growth Fund ("BlackRock Growth Fund")
AZL Columbia Mid Cap Value Fund ("Columbia Mid Cap Value Fund")
AZL Columbia Small Cap Value Fund ("Dreyfus Columbia Small Cap Value Fund")
AZL Columbia Technology Fund ("Columbia Technology Fund")
AZL Davis NY Venture Fund ("Davis NY Venture Fund")
AZL Dreyfus Founders EquityGrowth Fund ("Dreyfus Founders EquityGrowth Fund") AZL Enhanced Bond Index Fund ("Enhanced Bond Index Fund")
AZL First Trust Target Double Play Fund ("Target Double Play Fund")
AZL Franklin Small Cap Value Fund ("Franklin Small Cap Value Fund")
AZL Franklin Templeton Founding Strategy Fund ("Franklin Templeton Founding Strategy Fund")
AZL International Index Fund ("International Index Fund")
AZL Jennison 20/20 Focus Fund ("Jennison 20/20 Focus Fund")
AZL JPMorgan Large Cap Equity Fund ("JPMorgan Large Cap Equity Fund")
AZL JPMorgan U.S. Equity Fund ("JPMorgan U.S. Equity Fund")
AZL Mid Cap Index Fund ("Mid Cap Index Fund")
AZL Money Market Fund ("Money Market Fund")
AZL NACM International Fund ("NACM International Fund")
AZL NACM International Growth Fund ("NACM International Growth Fund")
AZL NFJ International Value Fund ("NFJ International Value Fund")
AZL OCC Growth Fund ("OCC Growth Fund")
AZL OCC Opportunity Fund ("OCC Opportunity Fund")
AZL Oppenheimer Global Fund ("Oppenheimer Global Fund")
AZL Oppenheimer International Growth Fund ("Oppenheimer International Growth Fund")
AZL PIMCO Fundamental IndexPLUS Total Return Fund ("PIMCO Total Return Fund") AZL Schroder Emerging Markets Equity Fund ("Schroder Emerging Markets Equity Fund")
AZL Schroder International Small Cap Fund ("Schroder International Small Cap Fund")
AZL S&P 500 Index Fund ("S&P 500 Index Fund")
AZL Small Cap Stock Index Fund ("Small Cap Stock Index Fund")
AZL TargetPLUS Balanced Fund ("TargetPLUS Balanced Fund")
AZL TargetPLUS Equity Fund ("TargetPLUS Equity Fund")
AZL TargetPLUS Growth Fund ("TargetPLUS Growth Fund")
AZL TargetPLUS Moderate Fund ("TargetPLUS Moderate Fund")
AZL Turner Quantitative Small Cap Growth Fund ("Turner Quantitative Small Cap Growth Fund")
AZL Van Kampen Comstock Fund ("VK Comstock Fund")
AZL Van Kampen Equity and Income Fund ("VK Equity and Income Fund")
AZL Van Kampen Global Franchise Fund ("VK Global Franchise Fund")
AZL Van Kampen Global Real Estate Fund ("VK Global Real Estate Fund")
AZL Van Kampen Growth and Income Fund ("VK Growth and Income Fund")
AZL Van Kampen Mid Cap Growth Fund ("VK Mid Cap Growth Fund")

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TEMPORARY, DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund, except the Money Market Fund, may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short term debt instruments) for temporary defensive purposes when the Subadviser has determined that market or economic conditions so warrant.

These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies - Bank Obligations," "-Commercial Paper," "-Variable and Floating Rate Demand and Master Demand Notes," "-U.S. Government Obligations," "-Corporate Debt Securities" and "-Repurchase Agreements").

SPECIFIC NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
In addition to the information shown in the table under "Additional Information on Portfolio Instruments and Investment Policies" and the information in the section "Investment Restrictions" in this SAI, the following sets forth specific non-fundamental investment restrictions for certain Funds.

AIM INTERNATIONAL EQUITY FUND. The Fund may invest in equity and debt securities issued by REITs. The Fund's investment in REITs will not exceed 15% of the total assets of the Fund. The Fund may pledge no more than 10% of its total assets as collateral for short sales against the box. The Fund will not write options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. The Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.


BLACKROCK CAPITAL APPRECIATION FUND. The Fund may invest up to 20% of its net assets in securities that are not issued by mid- or large-sized companies, including debt securities and stocks issued by small-sized companies.

BLACKROCK GROWTH FUND. The Fund may invest up to 20% of its net assets in securities that are not issued by mid- or large-sized companies, including debt securities and stocks issued by small-sized companies.

COLUMBIA SMALL CAP VALUE FUND. The Fund may invest up to 25% of its total assets in equity securities of foreign issuers.


COLUMBIA TECHNOLOGY FUND: The Fund may purchase or acquire any security if, as a result, up to 33 1/3% of its net assets would be invested in foreign equities in developed markets, including investments in both foreign securities purchased in foreign markets and American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and foreign securities listed on The Nasdaq Stock Market, Inc. (NASDAQ). Also, for temporary investment or cash management purposes, the Fund may invest in investment grade securities, other than municipal securities, including U.S. government obligations, domestic bank obligations, and repurchase agreements. The Fund is also permitted to invest in loan transactions, options and financial futures, currency contracts for spot basis or hedging purposes, when-issued securities, and REITs. The Fund is not permitted to invest in securities in emerging markets, currency contracts for speculative purposes, or real estate (not including REITs). ADRs, GDRs and NASDAQ-listed foreign securities are not subject to the limitation on investments in emerging markets securities, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading markets in, or was legally organized in an emerging market. The overall investment activities of Columbia Management and its affiliates may limit the investment opportunities for the Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, the Fund's activities also may be restricted because of regulatory restrictions applicable to Columbia management and its affiliates, and/or their internal policies.

DAVIS NY VENTURE FUND. The Fund may not sell short more than 5% of its total assets. The Fund may not invest 25% or more of its investments in the securities of issuers primarily engaged in any particular industry group. The Fund will not purchase debt securities rated BB or Ba or lower if the securities are in default at the time of purchase or if such purchase would then cause more than 35% of the Fund's net assets to be invested in such lower-rated



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securities. The Fund will not purchase an option if the purchase would cause the total premiums (at market) of all options then owned to exceed 5% of the Fund's total assets. The Fund will not sell covered calls if the transaction would cause the total premiums (at market) of all covered calls then written to exceed 25% of the Fund's total assets. The fund will not engage in a futures transaction if the transaction would cause the nominal value of futures contracts then purchased or sold to exceed 25% of the Fund's total assets.

DREYFUS FOUNDERS EQUITYGROWTH FUND. The Fund may invest up to 30% of its total assets in foreign securities. The Fund will not invest more than 5% of its total assets in bonds, debentures, convertible securities, and corporate obligations rated below investment grade, either at the time of purchase or as a result of a rating reduction after purchase, or in unrated securities believed to be equivalent in quality to securities rated below investment grade; this 5% limitation does not apply to preferred stocks.


ENHANCED BOND INDEX FUND.

FRANKLIN TEMPLETON FOUNDING STRATEGY FUND. [INSERT]


FRANKLIN SMALL CAP VALUE FUND. The Fund may not invest in any company for the purpose of exercising control or management, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment goal and policies of the Fund. The Fund may not purchase securities on margin, except that the Fund may make margin payments in connection with futures, options, and currency transactions. The Fund may not buy securities of open-end or closed-end investment companies, except that the Fund may: (i) buy securities of open-end or closed-end investment companies in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment goal and policies as the Fund; or (iii) invest in shares of one or more money market funds managed by the manager or its affiliates, to the extent permitted by exemptions granted under the 1940 Act. The Fund may not invest more than 5% of its assets in securities of issuers with less than three years' continuous operation, including the operations of any predecessor companies. The Fund may not hold or purchase the securities of any issuer if, as a result, in the aggregate, more than 15% of the value of the Fund's net assets would be invested in (i) securities that are not readily marketable or (ii) repurchase agreements maturing in more than seven days. The Fund may, however, invest in registered investment companies as described in above.


INTERNATIONAL INDEX FUND.


JENNISON 20/20 FOCUS FUND. The Fund may invest more than 5% of its total assets in the securities of a single issuer. The Fund will not invest more than 5% of its total assets in unattached rights and warrants. The Fund may invest up to 35% of its total assets in securities of foreign issuers. This does not include ADRs and other similar receipts or shares traded in U.S. Markets. The Fund may invest up to 5% of its total assets in structured notes. No more than 25% of the Fund's net asset will be, when added together, (1) deposited as collateral for the obligation to replace securities borrowed to effect short sales, (2) segregated in connection with short sales, and (3) used as cover for short sales. Short sales "against the box" are not subject to this limitation. The Fund may invest up to 10% of its total assets in securities of other non-affiliated investment companies.



MID CAP INDEX FUND.


MONEY MARKET FUND. The Money Market Fund may invest in a broad range of short-term, high quality, U.S. Dollar-denominated instruments, such as government, bank, commercial and other obligations that are available in the money markets. In particular, the Fund may invest in: (a) U.S. dollar-denominated obligations issued or supported by the credit of U.S. or non-U.S. banks or savings institutions with total assets in excess of $1 billion (including obligations of non-U.S. branches of such banks); (b) high quality commercial paper and other obligations issued or guaranteed by U.S. and non-U.S. corporations and other issuers rated (at the time of purchase) A-2 or higher by S&P, Prime-2 or higher by Moody's or F-2 or higher by Fitch Investors Service, Inc. ("Fitch"), as well as high quality corporate bonds rated (at the time of purchase) A or higher by those rating agencies; (c) unrated notes, paper and other instruments that are of comparable quality to the instruments described in (b) above as determined by the Fund's Subadviser; (d) asset-backed securities (including interests in pools of assets such as mortgages, installment purchase obligations and credit card receivables); (e) securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or authorities and related custodial receipts; (f) dollar-denominated securities




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issued or guaranteed by non-U.S. governments or their political subdivisions, agencies or authorities; (g) funding agreements issued by highly-rated U.S. insurance companies; (h) securities issued or guaranteed by state or local governmental bodies; (i) repurchase agreements relating to the above instruments; and (j) municipal bonds and notes whose principal and interest payments are guaranteed by the U.S. Government or one of its agencies or authorities or which otherwise depend on the credit of the United States.

All securities acquired by the Fund will be determined at the time of purchase by the Funds' Subadviser, under guidelines established by the Fund's Board of Trustees, to present minimal credit risks and will be "Eligible Securities" as defined by the SEC. Eligible Securities are (a) securities that either (i) have short-term debt ratings at the time of purchase in the two highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the security is rated by only one NRSRO), or (ii) are comparable in priority and security with an instrument issued by an issuer which has such ratings, and (b) securities that are unrated (including securities of issuers that have long-term but not short-term ratings) but are of comparable quality as determined in accordance with guidelines approved by the Board of Trustees.

NACM INTERNATIONAL FUND. The Fund may not purchase or sell futures or purchase related options if, immediately thereafter, more than 25% of its net assets would be hedged. The Fund also may not purchase or sell futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's net assets. Upon the purchase of futures contracts, the Fund will deposit an amount of cash or liquid debt or equity securities equal to the market value of the futures contracts in a segregated account or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged.

For hedging purposes, the Fund may enter into interest rate and currency swap transactions and purchase or sell interest rate and currency caps and floors. The Fund will not enter into any of these transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least "high quality" at the time of the purchase by at least one NRSRO. In addition to the hedging transactions referred to above, the Fund may enter into options, futures and swap transactions to enhance potential gain in circumstances where hedging is not involved. The Fund's net loss exposure resulting from transactions entered into for each purpose will not exceed 5% of the Fund's net assets at any one time and, to the extent necessary, the Fund will close out transactions in order to comply with this limitation.

The Fund may not enter into transactions for the purpose of arbitrage, or invest in commodities and commodities contracts, except that the Fund may invest in stock index, currency and financial futures contracts and related options in accordance with any rules of the Commodity Futures Trading Commission ("CFTC").


NACM INTERNATIONAL GROWTH FUND.

NFJ INTERNATIONAL VALUE FUND.



OCC GROWTH FUND.


OPPENHEIMER GLOBAL FUND. The Fund may invest in a number of different kinds of derivative investments to seek increased returns or to try to hedge investment risks. It does not currently do so to a significant degree. (See "Additional Information on Portfolio Instruments and Investment Policies - Derivative Instruments.") The Fund may invest in rights or warrants but does not expect that these investments will exceed 5% of its total assets.

OPPENHEIMER INTERNATIONAL GROWTH FUND. The Fund may invest up to 25% of its total assets in debt securities including up to 5% of its total assets in lower rated debt securities. The Fund may invest up to 15% of its net assets in illiquid securities, provided that no more than 10% of its net assets are invested in restricted securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities"). The Fund may invest up to 5% in the aggregate of its total assets in swap agreements, put and call options and collars.


The Fund may use various derivative strategies seeking to protect its assets, implement a cash or tax management strategy or enhance its returns. With derivatives, the Subadviser attempts to predict whether an underlying investment will increase or decrease in value at some future time. The Subadviser considers various factors, such as availability and cost, in deciding whether to use a particular instrument or strategy.



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PIMCO TOTAL RETURN FUND. Notwithstanding any other fundamental investment policy or limitation, it is a fundamental policy of the Fund that it may pursue its investment objective by investing in one or more underlying investment companies or vehicles that have substantially similar investment objectives, policies and limitations as the Fund.

SCHRODER INTERNATIONAL SMALL CAP FUND. No more than 5% of the Fund's total assets may be used as initial margin deposit for futures contracts and no more than 20% of the Fund's total assets may be obligated under futures contracts, options, swap agreements, or other derivative instruments at any time. The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the Fund from purchasing, selling, or entering into securities or other instruments backed by physical commodities, foreign currencies, foreign currency forward contracts, foreign currency options, futures contracts, options on futures contracts, swap agreements, or other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws. The Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities as described in this paragraph.

S&P 500 INDEX FUND. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 20% of the voting securities of any single issuer.

SMALL CAP STOCK INDEX FUND. The Fund may not: (i) engage in arbitrage transactions, (ii) purchase warrants (other than those acquired by the Fund in units or attached to securities), (iii) sell securities short, but may sell securities short against the box, or (iv) invest more than 10% of its total assets in the securities of any single issuer or hold more than 20% of the voting securities of any single issuer.

TURNER QUANTITATIVE SMALL CAP GROWTH FUND. The Fund may invest up to 20% of its net assets for investment purposes in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Growth Index. The Fund may invest up to 15% of its total assets in equity securities of foreign issuers.

VK COMSTOCK FUND. The Fund generally holds 10% of its total assets in high quality short term debt securities and in investment grade corporate debt securities for liquidity purposes. The Fund may invest up to 10% of its net assets in illiquid securities (see "Additional Information on Portfolio Instruments and Investment Policies - Illiquid Securities").

VK EQUITY AND INCOME FUND. The Fund may invest up to 10% of its net assets in illiquid and certain restricted securities. The Fund may not borrow money except for a temporary purpose and then not in excess of 10% of its net assets. The Fund may not purchase securities on margin, sell securities short, purchase or sell commodities or commodities futures contracts, or make loans to any individual. The Fund may not purchase a restricted security or a security for which market quotations are not readily available if as a result of such purchase more than 5% of the Fund's assets would be invested in such securities.

VK GLOBAL REAL ESTATE FUND. The Fund shall not concentrate its investment in any one industry, except that the Fund will invest more than 25% of its total assets in the real estate industry and except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, or (iii) an exemption or other relief from the provisions of the 1940 Act, as amended from time to time. The Fund shall not write, purchase or sell puts, calls or combinations thereof, except that the Fund may (a) write covered or fully collateralized call options, write secured put options, and enter into closing or offsetting purchase transactions with respect to such options, (b) purchase and sell options to the extent that the premiums paid for all such options owned at any time do not exceed 10% of its total assets and (c) engage in transactions in futures contracts and options on futures contracts transactions provided that such transactions are entered into for bona fide hedging purposes (or meet certain conditions as specified in regulations of the Commodities Futures Trading Commission), and provided further that the aggregate initial margin and premiums do not exceed 5% of the fair market value of the Fund's total assets. The Fund may not make short sales



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of securities, unless at the time of the sale it owns or has the right to acquire and equal amount of such securities; provided that this prohibition does not apply to the writing of options or the sale of forward contracts, futures contracts, foreign currency futures contracts or related options.



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              ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND


                              INVESTMENT POLICIES
The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques, and risks. As noted in the Prospectus, the Funds may also employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to your Fund or Funds. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below without limit.





BANK OBLIGATIONS
Certain Funds may invest in bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certain Funds may also invest in Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMERCIAL PAPER
Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

Certain Funds may invest in commercial paper rated in any rating category or not rated by an NRSRO. In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix A. The Funds may also invest in U.S. dollar



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denominated commercial paper, including U.S. dollar denominated commercial paper issued by a foreign corporation.

COMMON STOCKS
Certain Funds may invest in equity securities including common stocks. Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Certain Funds may invest in convertible securities. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock - i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

Certain Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables the Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund will invest in synthetic convertibles only with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, the Subadviser may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain Funds may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the Subadviser ("Medium-Grade Securities"). After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.



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Certain Funds may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o Greater credit risk - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o Reduced liquidity - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o Lack of historical data - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.
Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that such Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the Subadviser conducts its own independent credit analysis of Medium-Grade and Lower Rated Securities.

COLLATERALIZED DEBT OBLIGATIONS. The Funds may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pools of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. Collateralized mortgage obligations ("CMOs") are another type of CDO in which some Funds may invest. For more information on CMOs, see the discussion under "Mortgage-Related Securities" later in this section.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid



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securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. The Funds currently intend to treat delayed funding loans and revolving credit facilities for which there is no readily available market as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments." Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments." Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS
Certain Funds (other than the Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.



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Generally, any Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As an investment company registered with the SEC, the Trust is subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Trust must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Trust must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Trust is permitted to set aside liquid assets in an amount equal to the Trust's daily marked to market (net) obligation, if any, (in other words, the Trust's daily net liability, if any) rather than the notional value.

Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund. Each Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Certain Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
Certain Funds may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by



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government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Fund investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Fund will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the Fund to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Fund.

FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain Funds may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Fund would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain Funds may invest in foreign currency futures transactions. As part of its financial futures transactions, the Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
Certain Funds may invest in securities of foreign issuers. Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in



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connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

 Securities of companies with a foreign jurisdiction of legal organization may be deemed domestic securities if they are either headquartered in the U.S., their equity securities (or ADRs) trade primarily in the U.S., or their total revenues are derived primarily from the U.S.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS
Certain Funds may invest from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Funds) of its net assets in



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illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

DEPOSITARY RECEIPTS
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. Certain Funds may also invest in EDRs and GDRs which are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT
Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining



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new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds may invest in forward foreign currency exchange contracts. A Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The Funds may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, such Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Fund's portfolio securities or other assets denominated in such foreign currency. Alternatively, when a Fund believes a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships.

The Subadvisers believe that it is important to have the flexibility to enter into such forward contracts when they determine that to do so is in the best interests of a Fund. They may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into for the purchase of a foreign security. If the value of the segregated securities declines, the Fund will add additional assets so that the amount is not less than the Fund's commitments under the Contracts.

If the Fund retains the portfolio security and engages in an offsetting transaction, such Fund will incur a gain or a loss to the extent that there has been a movement in forward currency contract prices. If the Fund engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between which a Fund enters into a forward currency contract for the sale of foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Fund would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Funds will have to convert their holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FUTURES
Certain Funds (other than the Money Market Fund) may enter into futures contracts. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. For example,



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when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contract, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and require a Fund to segregate liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. A Fund may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
A Fund will incur brokerage fees in connection with its futures and options transactions, and it will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts will be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while a Fund may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall performance for that Fund than if it had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in the Fund's portfolio.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Trust nor the Funds are deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Manager is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which such Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES
Securities in which each of the Funds may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2)



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Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Funds, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's Board of Trustees has delegated to the Subadvisers the day-to-day authority to determine whether a particular issue of Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The Subadvisers may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Fund has valued the security. In making such determination, the Subadvisers generally consider any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, the Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Fund may not invest in illiquid securities if, as a result, more than 15% (10% in the case of the Money Market Fund) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


INITIAL PUBLIC OFFERING
A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer. A Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have an increased impact, either positive or negative, on a Fund's performance if the Fund's assets are relatively small. The impact of an IPO on a Fund's performance may tend to diminish as the Fund grows. In circumstances where investments in IPOs make a significant contribution to a Fund's performance, there can be no assurance that similar contributions from IPOs will continue in the future.


INVESTMENT COMPANY SECURITIES
The Funds may not invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. However, as permitted by the 1940 Act, a Fund may invest in securities issued by other investment companies, so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a Fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. The foregoing restrictions do not apply to investments by the Funds in investment companies that are money market funds, including the Money Market Fund or another money market fund that has an affiliate of the Manager as an



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investment adviser. As a shareholder of another investment company, a Fund would indirectly bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by shareholders.

EXCHANGE TRADED FUNDS
The Funds may invest in investment companies in the form of various exchange traded funds ("ETFs"), subject to the Fund's investment objectives, policies, and strategies as described in the Prospectus. ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:
o "SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o "Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o "iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o "HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a Fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the Fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs by a Fund can generate brokerage expenses.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Funds may, from time to time, lend up to 33 1/3% of their portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Fund and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies,



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investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on its Subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

MORTGAGE-RELATED SECURITIES
Certain Funds may, consistent with their investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, certain Funds may invest in mortgage-related securities issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds will receive when these amounts are reinvested.

If a Fund purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.



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There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS
Mortgage-related securities in which the Funds may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES
Certain Funds may invest in stripped mortgage securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped



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mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to the Fund.

Certain Funds may also purchase stripped mortgage-backed securities for hedging purposes to protect the Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

OPTIONS
Certain Funds (other than the Money Market Fund) may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. Certain Funds may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency,



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as the case may be. Put and call options purchased by the Funds are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

In order to close out a call option it has written, the Fund will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Fund previously has written). When the portfolio security or currency subject to a call option is sold, the Fund will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Fund will forego the potential benefit represented by market depreciation over the exercise price.

A Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the Subadviser and verified in appropriate cases. OTC options are subject to the Funds' 15% (or 10% for certain Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Fund with a primary U.S. Government securities dealer which has given the Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

Certain Funds (other than the Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and



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are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS (REITS)
Certain Funds may invest in equity or debt REITs. Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS
Securities held by certain Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which a Subadviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Certain Funds may borrow money by entering into reverse repurchase agreements and, dollar roll agreements in accordance with that Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund's investment restrictions having a value equal to the Fund's obligation. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a



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reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Subadvisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

SHORT SALES AGAINST THE BOX
Certain Funds may engage in short sales against the box. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund may engage in a short sale if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. If a Fund engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Fund's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales. To minimize this risk, a Fund will enter into short sales against the box only with brokers deemed by the Subadviser to be creditworthy. No more than 10% of the Fund's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.



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The Fund may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security). In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Fund effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Fund may effect short sales.

SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES
Certain Funds may invest in "special situation companies." Special situation companies include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The Subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.


STEP-COUPON SECURITIES



STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to



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accurately price than less complex securities or more traditional debt securities. To the extent a Fund invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SWAP AGREEMENTS
Certain Funds may enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or cash equivalents (such as U.S government securities, or high grade debt obligations), to limit any potential leveraging of the Fund's portfolio.

Credit Default Swaps: Certain Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the



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Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the ability of the Subadviser correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Subadviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Fund's ability to use swap agreements in a desired tax strategy. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain Funds may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The Subadviser will consider such an event in determining whether the Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.


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U.S. GOVERNMENT OBLIGATIONS
Certain Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA, or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain Funds may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes in which certain Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The Subadviser will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Certain Funds may, from time to time, invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.


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WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain Funds may purchase securities on a "when-issued" or "delayed delivery" basis. A Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a "when-issued" or "delayed delivery" basis, the Fund will segregate or "earmark" cash or assets determined to be liquid equal to the amount of the commitment.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause such Fund to miss a price or yield considered to be advantageous. If a Fund sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Certain Funds may invest in zero coupon bonds and pay-in-kind securities. Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although a Fund receives no periodic cash payments from such investments, applicable tax rules require the Fund to accrue and pay out its income from such securities annually as income dividends.



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INVESTMENT RESTRICTIONS
FUNDAMENTAL RESTRICTIONS
The investment objective of any Fund, except the Money Market Fund, may be changed by the Board of Trustees without shareholder approval. The investment objective of the Money Market Fund may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the following fundamental investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "Additional Information - Vote of a Majority of the Outstanding Shares" in this Statement of Additional Information). All other investment restrictions described in the Prospectus or this Statement of Additional Information may be changed by the Board of Trustees.


No Fund may:
1.Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.
2.Invest in commodities, including commodity contracts, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. This restriction shall not prohibit the funds, subject to restrictions described in the Prospectuses and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws.
3.Purchase or sell real estate, except that it may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate (including REITs).
4.Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that the Columbia Technology Fund may concentrate in technology industries and the VK Global Real Estate Fund may concentrate in equity securities of companies in the real estate industry, and with respect to all other Funds:
  (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
  (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
  (c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; and
  (d)personal credit and business credit businesses will be considered separate industries.
  Note: The Target Double Play Fund, TargetPLUS Balanced Fund, TargetPLUS Equity Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund are not subject to this limitation because they employ passive quantitative investment strategies.
5.Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and securities issued by other investment companies, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

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  NOTE: The BlackRock Growth Fund, The JPMorgan Large Cap Equity Fund, Target Double Play Fund, VK Global Franchise Fund and the VK Global Real Estate Fund are not subject to these limitations since they are classified as non-diversified investment companies. As non-diversified investment companies, these Funds are nonetheless required, pursuant to the Internal Revenue Code of 1986, as amended (the "Code"), to meet certain diversification requirements in order to qualify as regulated investment companies for federal income tax purposes. To so qualify, the Funds must diversify their holdings so that, at the close of each quarter of their taxable year, (a) at least 50% of the value of their total assets is represented by cash, cash items, securities issued by the U.S. Government, its agencies and instrumentalities, the securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to an amount not more than 5% of the total assets of the respective Funds and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of their total assets is invested in the securities of any issuer (other than securities issued by the U.S. government, it agencies or instrumentalities or the securities of other regulated investment companies), or in two or more issuers that each respective Fund controls and that are engaged in the same or similar trades or businesses. The Code also imposes certain diversification requirements on the investment of segregated accounts underlying variable annuity and life insurance contracts. The non-diversified Funds also will remain subject to these diversification requirements.
   6.Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and polices and may lend portfolio securities in an amount not exceeding one-third of its assets.
   7.Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.
   8.a)Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that a Fund may borrow from banks for temporary or emergency purposes, and then only up to 30% of its total assets at the time of borrowing, and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements at the time of borrowing.
         a) Mortgage, pledge or hypothecate its, any, or remove assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets.
     As a non-fundamental policy, the following funds have more restrictive limits as follows:
     Money Market Fund                           10% (with respect to 8a only)
     Schroder International Small Cap Fund       15%
     VK Equity and Income Fund                    5%
     VK Global Real Estate Fund                  10% (with respect to 8b only)
  NOTE: As a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities which are segregated, held in escrow, or in separate accounts in connection with a Fund's investment practices described in the Funds' Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.
For purposes of the above investment restrictions, the Funds treat all supranational organizations as a single industry and each foreign government (all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

NON-FUNDAMENTAL RESTRICTIONS
In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1.Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with a Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

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2.Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) the Funds identified as being permitted to engage in short sales against the box in the preceding table labeled Type of Investment or Technique.
3.Purchase securities of companies for the purpose of exercising control. 4.Except as noted otherwise elsewhere in this SAI, invest more than 15% (10%
  with respect to the Money Market Fund, JPMorgan U.S. Equity Fund, VK Comstock Fund, and VK Equity and Income Fund) of its net assets in illiquid securities.
5.Invest in shares of other mutual funds in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.


PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The SEC requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds of the Trust may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.


If a particular Fund changes subadvisers in any given year, the fund may experience a significant variation in the turnover rate due to the replacement of existing holdings by the new subadviser. For the year ended December 31, 2007, (i) the PIMCO Fundamental IndexPLUS Total Return Fund experienced significant variation in turnover because fiscal year 2007 was the Fund's first full year of operations and PIMCO's investment strategies involve frequent and active trading, especially in periods of market volatility; and (ii) Schroder Emerging Markets Equity Fund and Turner Quantitative Cap Growth Fund experienced significant variation in turnover rates, as reflected in the Financial Highlights section of the prospectus, due to subadviser changes which took place on December 10, 2007 and June 26, 2007, respectively. For the year ended December 31, 2006, the Columbia Technology Fund and the OCC Opportunity Fund experienced significant variation in their turnover rates, as reflected in the Financial Highlights section of the prospectus due to subadviser changes which took place on July 7, 2006 and August 28, 2006 respectively




OTHER FUND POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Investment Management LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio



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holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Approximately 21 to 45 days after the end of each quarter, the Funds' distributor posts on the Funds' website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund's top holdings (generally, the top 10 to 15 holdings) at quarter-end. Information concerning the target allocation of the Funds' assets to the various Permitted Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds' website one day prior to the use of such printed materials.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as is typically provided for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Investment Management LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Funds' administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust. The Fund's independent registered public accountant also has access from time to time to the Fund's portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.


There is no assurance that the Funds' policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.


Additional Purchase and Redemption Information

The shares of the Trust's Funds are sold on a continuous basis by the Trust's distributor, Allianz Life Financial Services, LLC (the "Distributor "or "ALFS"), an affiliate of the Manager, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.


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NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus (see "Shareholder Information - Pricing of Fund Shares") on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar-weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar-weighted average maturity which exceeds 90 days. The Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from the Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations. As permitted by Rule 2a-7 and the procedures adopted by the Board, certain of the Board's responsibilities under the Rule may be delegated to the Subadviser.

VALUATION OF THE NON-MONEY MARKET FUNDS
Portfolio securities, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the Board of Trustees. The value of the foreign securities held by the following Funds is currently determined daily with the assistance of a pricing service: AIM International Equity Fund, NACM International Fund, Schroder Emerging Markets Equity Fund, Oppenheimer Global Fund, Oppenheimer International Growth Fund, Schroder International Small Cap Fund, VK Global Franchise Fund, and VK Global Real Estate Fund.



                                       37
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service approved by the Board of Trustees. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the Board of Trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.



                                       38
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

                            MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS
Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the VIP Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Fund of Funds Trust ("FOF Trust"). The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
o The Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Reeds serves as chairman of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.
o The Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McLean serve as co-chairmen of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.
o The Nominating and Corporate Governance Committee, made up of Mr.
  Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Ms. Ettestad and Ms. Leonardi serve as co-chairpersons of the Investment Committee The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.
o The Valuation and Investment Policy Committee, made up of Mr. Kletti,
  Darin Egbert, Brian Muench, Michael J. Tanski, Bradley K. Quello, and Jeremy Smith met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Pricing Subcommittee of the Valuation and Investment Policy Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:



                                       39
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

NON-INTERESTED TRUSTEES[(1)]
NAME,         POSITIONS     TERM OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE[(2)]/                                                                     PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ     LENGTH OF                                                                       OVERSEEN    HELD OUTSIDE
               VIP AND    TIME SERVED                                                                         FOR          THE
               VIP FOF                                                                                    ALLIANZ VIP  FUND COMPLEX
                TRUST                                                                                         AND
                                                                                                            VIP FOF
                                                                                                             TRUST
Peter R.       Trustee    Since 2/07   Managing Director iQ Venture Partners, Inc.; EVP Northstar             48           None
Burnim,                                Companies 2002-2005; Senior Officer Citibank and Citicorp for over
Age 62                                 25 years. Sterling Centrecorp, Inc. Board; Highland Financial
5701 Golden                            Holdings Boards.
Hills Drive
Minneapolis,
MN  55416

Peggy L.       Trustee    Since 2/07   Senior Managing Director, Residential Capital LLC 2003-present;        48           None
Ettestad,                              Chief Operations Officer, Transamerica Reinsurance 2002-2003
Age 51
5701 Golden
Hills Drive
Minneapolis,
MN  55416

Roger          Trustee    Since 10/99  Retired; Partner of Accenture from 1983 to August 1999.                48         Webster
Gelfenbien,                                                                                                             Financial
Age 65                                                                                                                 Phoenix Edge
5701 Golden                                                                                                               Funds
Hills Drive                                                                                                             (32 Funds)
Minneapolis,
MN  55416

Claire R.      Trustee    Since 2/04   General Partner of Fairview Capital, L.P., a venture capital fund-     48      University of
Leonardi,                              of-funds, 9/94 to present.                                                       CT Health
Age 53                                                                                                                    Center
5701 Golden
Hills Drive
Minneapolis,
MN  55416

Dickson W.     Trustee    Since 2/04   Director of Sales, Lifetouch National School Studios, 2006 to          48           None
Lewis,                                 present. Vice President/ General Manager of Jostens, Inc., a
Age 60                                 manufacturer of school products, 2002 to 2006; Senior Vice
5701 Golden                            President of Fortis Group, a Life insurance and Securities
Hills Drive                            company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.
Minneapolis,
MN  55416

Peter W.       Trustee    Since 2/04   Retired; President and CEO of Measurisk, LLC, a market risk            48          Cyrus
McClean,                               information company, 2001 to 2003; Chief Risk Management Officer               Reinsurrance;
Age 65                                 at Bank Of Bermuda Ltd., April 1996 to August 2001.                                 MoA
5701 Golden                                                                                                            Hospitality;
Hills Drive                                                                                                               Energy
Minneapolis,                                                                                                           Capital, LLC
MN  55416
                                                                                                             Advisory Board
Arthur C.      Trustee    Since 10/99  Retired Senior Investment Officer, Hartford Foundation for Public      48       Connecticut
Reeds  III,                            Giving from September 2000 to January, 2003; Chairman, Chief                   Water Service,
Age 65                                 Executive and President of Conning Corp., a money manager, from                     Inc.
5701 Golden                            September 1999 to March 2000; Investment Consultant from 1997 to
Hills Drive                            September 1999.
Minneapolis,
MN  55416

INTERESTED TRUSTEES[(3)]


                                       40
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

NAME,         POSITIONS   TERM OF     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    NUMBER OF  OTHER DIRECTORSHIPS HELD OUTSIDE THE
ADDRESS, AND  HELD WITH  OFFICE**/                                                  PORTFOLIOS              FUND COMPLEX
AGE            ALLIANZ   LENGTH OF                                                   OVERSEEN
               VIP AND      TIME                                                        FOR
               VIP FOF     SERVED                                                   ALLIANZ VIP
                TRUST                                                                   AND
                                                                                      VIP FOF
                                                                                       TRUST
Jeffrey        Chairman  Since 2/04 President, Allianz Investment Management LLC,       48                      None
Kletti, Age     of the              2005  to present; formerly Senior Vice
43            Board and             President, 2000 to 2005.
5701 Golden   President
Hills Drive
Minneapolis,
MN  55416

Robert         Trustee   Since 3/08 President, Allianz Life Financial Services,         48                      None
DeChellis,                          LLC, March 2007 to present, formerly Sr VP of
Age 42                              Marketing and Product Innovation July 2006 to
5701 Golden                         March 2007; Executive Vice President, Travelers
Hills Drive                         Life from October 2004 to December 2005;
Minneapolis,                        Executive Vice President, Jackson National Life
MN  55416                           Distributors, Inc. from August 2002 to October
                                    2004.


OFFICERS
NAME,          POSITIONS HELD     TERM OF                         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
ADDRESS, AND        WITH       OFFICE[(2)]/
AGE           ALLIANZ VIP AND    LENGTH OF
               VIP FOF TRUST    TIME SERVED
Michael          Secretary      Since 2/02   Partner, Dorsey and Whitney LLP since 1976.
Radmer, Age
64
Dorsey &
Whitney LLP,
Suite 1500
50 South
Sixth Street
Minneapolis,
MN 55402-1498

Troy Sheets,     Treasurer,     Since 9/02   Vice President of Financial Services of Citi Fund Services Ohio, Inc. from 2002 to
Age 37           Principal                   present; Audit Manager with KPMG LLP from 1998-2002.
Citi Fund        Accounting
Services        Officer and
Ohio, Inc.       Principal
3435 Stelzer     Financial
Road              Officer
Columbus, OH
43219

Stephen G.    Chief Compliance  Since 11/06  Chief Compliance Officer, Allianz Investment Management LLC, July 2004 to present;
Simon,        Officer[(4)] and               President, Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel,
Age 40             Anti-                     Advantus Capital Management, Inc., January 2002 to May 2004.
5701 Golden   MoneyLaundering
Hills Drive      Compliance
Minneapolis,      Officer
MN  55416

Brian Muench,  Vice President   Since 2/06   Vice President, Allianz Investment Management LLC from December 2005 to present;
Age 38                                       Assistant Vice President, Investments, Allianz Life from February  2002 to November
5701 Golden                                  2005.
Hills Drive
Minneapolis,
MN  55416

(1)Member of the Audit Committee.
(2)Indefinite.
(3)Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4)The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer. The Chief Compliance Officer and Anti-Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.


                                       41
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2008.

NAME OF       DOLLAR RANGE  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
DIRECTOR        OF EQUITY                                      IN FAMILY OF INVESTMENT COMPANIES
              SECURITIES IN
                EACH FUND
Peter R.          None                                                       None
Burnim
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Peggy L.          None                                                       None
Ettestad
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Roger A.          None                                                       None
Gelfenbien
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Jeffrey           None                                                       None
Kletti
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Claire R.         None                                                       None
Leonardi
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Dickson W.        None                                                       None
Lewis
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Peter W.          None                                                       None
McClean
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Arthur C.         None                                                       None
Reeds III
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Robert            None                                                       None
DeChellis
5701 Golden
Hills Drive
Minneapolis,
MN  55416

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2008.

       NAME         NAME OF OWNERS AND RELATIONSHIPS TO DIRECTOR COMPANY TITLE OF CLASS VALUE OF SECURITIES PERCENT OF CLASS
Peter R. Burnim                         N/A                        N/A        None              N/A               N/A
Peggy L. Ettestad                       N/A                        N/A        None              N/A               N/A
Roger A. Gelfenbien                     N/A                        N/A        None              N/A               N/A
Arthur C. Reeds III                     N/A                        N/A        None              N/A               N/A
Claire R. Leonardi                      N/A                        N/A        None              N/A               N/A
Dickson W. Lewis                        N/A                        N/A        None              N/A               N/A
Peter W. McClean                        N/A                        N/A        None              N/A               N/A

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2008. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2008, in excess of $120,000. Trustees who are affiliated with the Distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.


                                       42
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

COMPENSATION TABLE 1/1/2008 THROUGH 12/31/2008

 NAME OF         AGGREGATE       PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF THE  ESTIMATED ANNUAL BENEFITS TOTAL COMPENSATION
 TRUSTEE   COMPENSATION FROM THE                    TRUST'S EXPENSES                         UPON RETIREMENT       FROM THE TRUSTS
                   TRUST
                                                      NON-INTERESTED TRUSTEES
Peter R.          $51,439                                  $0                                      N/A                 $65,000
Burnim
Harrison          $17,566                                  $0                                      N/A                 $22,000
W. Conrad
Jr.
Peggy L.          $51,439                                  $0                                      N/A                 $65,000
Ettestad
Roger A.          $58,625                                  $0                                      N/A                 $74,000
Gelfenbien
Arthur C.         $58,625                                  $0                                      N/A                 $74,000
Reeds III
Peter W.          $58,625                                  $0                                      N/A                 $74,000
McClean
Claire R.         $58,625                                  $0                                      N/A                 $74,000
Leonardi
Dickson W.        $58,625                                  $0                                      N/A                 $74,000
Lewis
                                                         INTERESTED TRUSTEE
Jeffrey             $0                                     $0                                      N/A                    $0
Kletti
Robert              $0                                     $0                                      N/A                    $0
DeChellis

TRUSTEE HOLDINGS
As of March 31, 2009, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.


                                       43
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2009, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:

FUND/SHAREHOLDER                                    PERCENT OF THE CLASS TOTAL ASSETS HELD BY SHAREHOLDER*
AIM International Equity Fund.....................       98.33%
BlackRock Capital Appreciation Fund...............       96.78%
BlackRock Growth Fund.............................       97.17%
Columbia Mid Cap Value Fund.......................       97.63%
Columbia Small Cap Value Fund.....................       95.99%
Columbia Technology Fund..........................       97.56%
Davis NY Venture Fund.............................       97.41%
Dreyfus Founders EquityGrowth Fund................       98.33%
Enhanced Bond Index Fund**
Franklin Small Cap Value Fund.....................       98.14%
Franklin Templeton Founding Strategy Plus Fund....
Fusion Balanced Fund..............................       97.20%
Fusion Growth Fund................................       97.80%
Fusion Moderate Fund..............................       97.45%
International Index Fund**
Jennison 20/20 Focus Fund.........................       98.16%
JPMorgan Large Cap Equity Fund....................       97.31%
JPMorgan U.S. Equity Fund.........................       96.53%
Money Market Fund.................................       96.66%
Mid Cap Index Fund**
NACM International Market Fund....................       98.64%
NACM International Growth Fund**
NFJ International Value Fund**
OCC Growth Fund**
OCC Opportunity Fund..............................       97.66%
Oppenheimer Global Fund...........................       96.78%
Oppenheimer International Growth Fund.............       97.73%
PIMCO Total Return Fund...........................       98.06%
S&P 500 Index Fund................................       97.49%
Schroder Emerging Markets Equity Fund.............       92.48%
Schroder International Small Cap Fund.............       96.85%
Small Cap Stock Index Fund........................       96.16%
Target Double Play Fund...........................       99.53%
TargetPLUS Balanced Fund..........................       96.73%
TargetPLUS Equity Fund............................       98.13%
TargetPLUS Growth Fund............................       98.56%
TargetPLUS Moderate Fund..........................       97.55%
Turner Quantitative Small Cap Growth Fund.........       97.22%
VK Comstock Fund..................................       98.55%
VK Equity And Income Fund.........................       99.27%
VK Global Franchise Fund..........................       98.31%
VK Global Real Estate Fund........................       97.72%
VK Growth and Income Fund.........................       98.65%
VK Midcap Growth Fund.............................       96.38%

* Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Minneapolis, MN 55440
** As of March 31, 2009, this fund had not commenced operations.




                                       44
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account A, Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an Investment Management Agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

For the services provided and the expenses assumed pursuant to the Management Agreement each of the Trust's Funds pays a fee, computed daily and paid monthly, at an annual rate calculated as a percentage of the average daily net assets of that Fund according to the following schedule:

 NAME OF FUND                                   MANAGEMENT FEE
 AIM International Equity Fund                       0.90%
 BlackRock Capital Appreciation Fund                 0.80%
 BlackRock Growth Fund                               0.85%
 Columbia Mid Cap Value Fund                         0.75%
 Columbia Small Cap Value Fund                       0.90%
 Columbia Technology Fund                            0.80% (1)
 Davis NY Venture Fund                               0.75% (2)
 Dreyfus Founders EquityGrowth Fund                  0.77%
 Enhanced Bond Index Fund                            0.35%
 Franklin Small Cap Value Fund                       0.75%
 Franklin Templeton Founding Strategy Plus Fund      0.70%
 International Index Fund                            0.35%
 Jennison 20/20 Focus Fund                           0.75%
 JPMorgan U.S. Equity Fund                           0.80%
 JPMorgan Large Cap Equity Fund                      0.75%
 Mid Cap Index Fund                                  0.25%
 Money Market Fund                                   0.35%
 NACM International Fund                             0.85%
 NACM International Growth Fund                      0.90%
 NFJ International Value Fund                        0.90%
 OCC Growth Fund                                     0.75%
 OCC Opportunity Fund                                0.85%
 Oppenheimer Global Fund                             0.90%
 Oppenheimer International Growth Fund               0.73% (3)
 PIMCO Total Return Fund                             0.75%
 S&P 500 Index Fund                                  0.17%
 Schroder Emerging Markets Equity Fund               1.23%


                                       45
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

 Schroder International Small Cap Fund     1.00%
 Small Cap Stock Index Fund                0.26%
 Target Double Play Fund                   0.60%
 TargetPLUS Balanced Fund                  0.52%
 TargetPLUS Equity Fund                    0.60%
 TargetPLUS Growth Fund                    0.52%
 TargetPLUS Moderate Fund                  0.52%
 Turner Quantitative Small Cap Growth Fund 0.85%
 VK Comstock Fund                          0.72%  (4)
 VK Equity and Income Fund                 0.75%
 VK Global Franchise Fund                  0.95%
 VK Global Real Estate Fund                0.90%
 VK Growth and Income Fund                 0.75% (4)
 VK Mid Cap Growth Fund                    0.80% (4)


                                       AVERAGE NET ASSETS IN MILLIONS (M)
(1)                      UP TO $10M $10M TO $20M $20M TO $40M $40M TO $60M $60M AND MORE
Columbia Technology Fund   1.00%       0.875%       0.750%       0.750%       0.750%


                           AVERAGE NET ASSETS IN MILLIONS (M)
 (2)                   UP TO $100M $100M  TO $500M
 Davis NY Venture Fund    0.75%         0.70%      $500M AND MORE
                                                       0.65%


                                                AVERAGE NET ASSETS IN MILLIONS (M)
(3)                                   UP TO $50M $50M  TO $200M $200M TO $500M $500M AND MORE
Oppenheimer International Growth Fund   0.875%       0.715%         0.625%         0.600%


                                     AVERAGE NET ASSETS IN MILLIONS (M)
(4)                       UP TO $100M $100M TO $250M $250M TO $500M $500M AND MORE
VK Comstock Fund            0.775%        0.750%         0.725%         0.675%
VK Growth and Income Fund   0.775%        0.750%         0.725%         0.675%
VK Mid Cap Growth Fund      0.850%        0.800%         0.775%         0.750%

The Manager and the Funds listed below have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2010, to the following:

NAME OF FUND   MANAGEMENT FEE
BlackRock      0.75% on all assets
Capital
Appreciation
Fund
BlackRock
Growth Fund................0.70% on the first $200 million of assets and 0.65% on assets above $200 million
Columbia Small
Cap Value Fund.............0.85%
Davis NY
Venture Fund...............0.75% on the first $100 million of assets, and 0.70% on assets between $100 million to $500 million, and 0.65% on assets above $500 million
Dreyfus
Founders
EquityGrowth
Fund.......................0.70%
First
TrustTarget
Double Play
Fund.......................0.45%
Jennison 20/20
Focus Fund.................0.75% on the first $100 million of assets, and 0.70% on assets above $100 million
JPMorgan U.S.
Equity Fund................0.75%
Oppenheimer
Global Fund................0.80%
Schroder
Emerging
Markets Equity
Fund.......................0.95%


                                       46
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

TargetPLUS Equity Fund..... 0.45%
VK Equity and Income
Fund.......................0.70% on the first $100 million of assets, 0.675% on the next $100 million, and 0.65% on assets above
                                 $200 million
VK Global Franchise
Fund.......................0.95% on the first $100 million of assets, 0.90% on the next $100 million, and 0.85% on assets above $200 million
VK Comstock Fund...........0.75% on the first $100 million of assets, 0.70% on the next $400 million, and 0.65% on assets above
                                  $500 million
VK Growth and Income
Fund.......................0.675% on the first $100 million of assets and 0.65% on assets above $100 million

VK Mid Cap Growth Fund..... 0.80% on the first $100 million of assets and 0.75% on assets above $100 million



The Manager may periodically elect to voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described below. The operating expenses covered by the Expense Limitation Agreement includes fees deducted from Fund assets such as audit fees and payments to independent trustees but does not include the operating expenses of other investment companies in which the Funds may invest ("acquired fund fees and expenses"). Please note that the waiver of such fees will cause the total return and yield of a fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement ("recoupment") from the Fund for expenses previously paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

The Manager has contractually agreed to pay fund expenses, which may include waiving management fees, through April 30, 2010, in order to limit annual fund operating expenses for certain of the Funds of the Trust as follows:
 NAME OF FUND                              EXPENSE LIMITATION FOR FUND
                                              CLASS 1       CLASS 2
 AIM International Equity Fund                  N/A          1.45%
 BlackRock Capital Appreciation Fund            N/A          1.20%
 BlackRockGrowth Fund                           N/A          1.30%
 Columbia Mid Cap Value Fund                    N/A          1.30%
 Columbia Small Cap Value Fund                 1.10%         1.35%
 Columbia Technology Fund                       N/A          1.35%
 Davis NY Venture Fund                         0.95%         1.20%
 Dreyfus Founders EquityGrowth Fund             N/A          1.20%
 Enhanced Bond Index Fund                       N/A          0.70%
 Franklin Small Cap Value                       N/A          1.35%
 Franklin Templeton Founding Strategy Fund      N/A          1.20%
 International Index Fund                       N/A          0.70%
 Jennison 20/20 Focus Fund                      N/A          1.20%
 JPMorgan U.S. Equity Fund                     0.95%         1.20%
 JPMorgan Large Cap Equity Fund                 N/A          1.20%
 Mid Cap Index Fund                             N/A          0.60%
 Money Market Fund                              N/A          0.87%
 NACM International Fund                        N/A          1.45%
 NACM International Growth Fund                 N/A          1.45%


                                       47
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

 NFJ International Value Fund               N/A  1.45%
 OCC Growth Fund                            N/A  1.20%
 OCC Opportunity Fund                       N/A  1.35%
 Oppenheimer Global Fund                   1.14% 1.39%
 Oppenheimer International Growth Fund      N/A  1.45%
 PIMCO Total Return Fund                    N/A  1.20%
 Schroder Emerging Markets Equity Fund     1.40% 1.65%
 Schroder International Small Cap Fund      N/A  1.65%
 S&P 500 Index Fund                        0.24% 0.49%
 Small Cap Stock Index Fund                 N/A  0.58%
 Target Double Play Fund                    N/A  0.79%
 TargetPLUS Balanced Fund                   N/A  0.89%
 TargetPLUS Equity Fund                     N/A  0.79%
 TargetPLUS Growth Fund                     N/A  0.89%
 TargetPLUS Moderate Fund                   N/A  0.89%
 Turner Quantitative Small Cap Growth Fund  N/A  1.35%
 VK Comstock Fund                           N/A  1.20%
 VK Equity and Income Fund                  N/A  1.20%
 VK Global Franchise Fund                   N/A  1.39%
 VK Global Real Estate Fund                 N/A  1.35%
 VK Growth and Income Fund                  N/A  1.20%
 VK Mid Cap Growth Fund                     N/A  1.30%

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Funds' management fees for the last 3 fiscal years that were earned, recouped, and waived were as follows:


                                       48
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

Period Ended              DECEMBER 31, 2007                      DECEMBER 31, 2006                      DECEMBER 31, 2005
FUND             MANAGEMENT   RECOUPMENT*  MANAGEMENT   MANAGEMENT   RECOUPMENT*  MANAGEMENT   MANAGEMENT   RECOUPMENT*  MANAGEMENT
                 FEES EARNED               FEES WAIVED  FEES EARNED               FEES WAIVED  FEES EARNED               FEES WAIVED
AIM
International      3,129,382       86,330            -    2,086,629      224,965            -      896,971            -       54,174
Equity Fund
BlackRock            426,006        7,086            -      355,313        1,361            -       80,720            -        8,417
Capital
Appreciation
Fund
BlackRock          1,120,603            -       65,919      741,987       93,510       29,351      471,900          940            -
Growth Fund
Columbia Mid
Cap Value Fund       665,007            -            -      240,836            -            -            -            -            -
Columbia Small
Cap Value Fund       655,886            -       36,439      593,078       45,152       22,422      396,783            -       28,549
Columbia
Technology Fund      550,788            -            -      421,291       52,540            -      365,282       31,207            -
Davis NY
Venture Fund       4,329,309            -       20,102    3,272,533       96,770            -    1,780,830      109,437            -
Dreyfus
Founders           1,368,602       68,572       57,974      746,089        4,064            -      654,136            -       19,617
EquityGrowth
Fund
Enhanced Bond
Index Fund
Franklin
Templeton
Founding
Strategy Fund
Franklin Small
Cap Value Fund     3,100,620            -            -    2,509,042            -            -    1,441,046            -            -
International
Index Fund
Jennison 20/20
Focus Fund         2,721,053            -      166,040    1,895,577        9,926      105,697      332,860            -        9,896
JPMorgan Large
Cap Equity Fund    3,081,954            -            -    2,505,880       49,392            -    1,248,367       62,920            -
JPMorgan U.S.
Equity Fund        1,098,981       70,722       68,688      879,777       19,790       37,736      680,967            -       70,153
Mid Cap Index
Fund
Money Market       1,886,762            -            -    1,464,293            -            -    1,025,438            -            -
Fund
NACM
International        440,381            -       28,713            -            -            -            -            -            -
Fund
NACM
International
Growth Fund
NFJ
International
Value Fund
OCC Growth Fund
OCC Opportunity
Fund               1,543,736            -            -    1,297,821        9,442            -    1,027,842       95,527            -
Oppenheimer
Global Fund        2,048,862            -      227,650    1,654,889            -      127,440    1,037,746       13,273            -
Oppenheimer
International
Growth Fund        1,801,978            -            -    1,103,018      187,050            -      495,424            -       35,601
PIMCO Total
Return Fund          530,546            -        9,903


                                       49
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

Schroder Emerging Markets Equity Fund                              486,438        -  384,205          -        -   -
                                          1,944,571   - 495,364
Schroder International Small Cap Fund                                    -        -        -          -        -   -
                                            544,155   -       -
S&P 500 Index Fund                           28,363   -  39,552          -        -        -          -        -   -
Small Cap Stock Index Fund
                                             38,486   -  42.556          -        -        -          -        -   -
Target Double Play Fund
                                            256,720   - 101,375          7        -        2          -        -   -
TargetPLUS Balanced Fund
                                             24,646   -  19,255          -        -        -          -        -   -
TargetPLUS Equity Fund                                                  16        -        5          -        -   -
                                            264,981   - 155,797
TargetPLUS Growth Fund
                                             74,452   -  23,626          -        -        -          -        -   -
TargetPLUS Moderate Fund
                                             42,856   -  20,346          -        -        -          -        -   -
Turner Quantitative Small Cap Growth Fund    670,144   -      -    632,698        -        -    129,681        -   -


VK Comstock Fund                          5,255,560   - 218,603  4,542,586   10,171  131,874  3,404,958  210,315   -
VK Equity and Income Fund
                                          1,849,241   - 127,350  1,421,303        -   65,923    930,930    4,487   -
VK Global Franchise Fund
                                          4,101,846   -  22,517  2,953,459        -        -  1,823,523   51,078   -
VK Global Real Estate Fund
                                          1,504,206   -  27,734    484,295        -   65,477          -        -   -
VK Growth and Income Fund
                                          2,761,580   - 339,129  2,524,541  235,230  213,204  2,026,812   87,403   -
VK Mid Cap Growth Fund
                                          3,215,123   - 158,650  2,247,603  131,230   88,696  1,203,072   65,809   -

* Recoupment of prior expenses reimbursed by the Manager is included in the amount shown under Management Fees Earned.



Pursuant to separate agreements effective November 1, 2006 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.


The Manager and the Funds have also entered into an administrative services agreement whereby the Manager provides certain compliance oversight services and certain services in connection with the filing of documents with the SEC on behalf of the Funds. The fees paid to the Manager for the compliance oversight services are based on the Manager's expenses for personnel who provide these services. The fees for the filing services are calculated on an hourly rate.


                                       50
The Allianz  Variable Insurance Products Trust - SAI -
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THE SUBADVISERS
The Manager has entered into agreements (the "Subadvisory Agreements") with various Subadvisers with respect to each Fund managed by the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management. The Manager chooses a small group of potential Subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust.

Each Subadviser's performance on behalf of a Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Funds to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. In addition to ongoing compliance monitoring, the Manager's compliance team performs quarterly compliance reviews and a more extensive annual compliance examination, including an on-site compliance visit. A number of "red flags" signal a more extensive and frequent manager review. These red flags consist of returns inconsistent with the investment objective, changes in leadership, ownership or portfolio managers, large changes in assets under management, changes to or deficiencies in compliance policies, practices or procedures, and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the Subadviser's ability to meet investment objectives. The Manager monitors "back-up" subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Fund or a portion of the assets of a specific Fund, as allocated by the Manager, if there is more than one Subadviser. For the VK Global Franchise Fund and the VK Global Real Estate Fund only, Van Kampen Asset Management has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates. For the Schroder Emerging Markets Equity Fund and Schroder International Small Cap Fund only, Schroder Investment Management North America has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates.

The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in the prospectus for the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of any or all of the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the



                                       51
The Allianz  Variable Insurance Products Trust - SAI -
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TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.

The following table shows each Fund, its Subadviser and the rate paid based on average daily net assets of each Fund for such subadvisory services during the last fiscal period ended December 31, 2008.


FUND                                      SUBADVISER                                                              Subadvisory Fee*
AIM International Equity Fund             Invesco Aim Capital Management, Inc.                                    .65%
BlackRock Capital Appreciation Fund       BlackRock Advisors, LLC                                                 .55%
BlackRock Growth Fund                     BlackRock Advisors, LLC                                                 .53%
Columbia Mid Cap Value Fund               Columbia Management Advisors, LLC                                       .50%
Columbia Small Cap Value Fund             Columbia Management Advisors, LLC                                       .60%
Columbia Technology Fund                  Columbia Management Advisors, LLC                                       .55%
Davis NY Venture Fund                     Davis Selected Advisers, L.P.                                           .41%
Dreyfus Founders EquityGrowth Fund        Founders Asset Management LLC (affiliated with The Dreyfus Corporation) .47%
Enhanced Bond Index Fund                  BlackRock Investment Management, LLC
Franklin Small Cap Value Fund             Franklin Advisory Services, LLC                                         .56%
Franklin Templeton Founding Strategy Fund
International Index Fund                  BlackRock Investment Management, LLC
Jennison 20/20 Focus Fund                 Jennison Associates LLC                                                 .48%
JPMorgan Large Cap Equity Fund            J.P. Morgan Investment Management Inc.                                  .39%
JPMorgan U.S. Equity Fund                 J.P. Morgan Investment Management Inc.                                  .44%
Mid Cap Index Fund                        BlackRock Investment Management, LLC
Money Market Fund                         BlackRock Institutional Management Corporation                          .17%
NACM International Fund                   Nicholas-Applegate Capital Management LLC (affiliated with the Manager) .56%
NACM International Growth Fund            Nicholas-Applegate Capital Management LLC (affiliated with the Manager)
NFJ International Value Fund              NFJ Investment Group L.P.
OCC Growth Fund                           Oppenheimer Capital LLC(affiliated with the Manager)
OCC Opportunity Fund                      Oppenheimer Capital LLC(affiliated with the Manager)                    .56%
Oppenheimer Global Fund                   OppenheimerFunds, Inc.                                                  .48%
Oppenheimer International Growth Fund     OppenheimerFunds, Inc.                                                  .54%
PIMCO Total Return Fund                   Pacific Investment Management Company LLC (affiliated with the Manager) .54%
Schroder Emerging Markets Equity Fund     Schroder Investment Management North America Inc.                       .65%
Schroder International Small Cap Fund     Schroder Investment Management North America Inc.                       .76%
S&P 500 Index Fund                        The Dreyfus Corporation (affiliated with Founders Asset Management LLC) .05%
Small Cap Stock Index Fund                The Dreyfus Corporation (affiliated with Founders Asset Management LLC) .05%
Target Double Play Fund                   First Trust Advisors L.P.                                               .29%
TargetPLUS Balanced Fund                  First Trust Advisors L.P.                                               .34%
TargetPLUS Equity Fund                    First Trust Advisors L.P.                                               .29%
TargetPLUS Growth Fund                    First Trust Advisors L.P.                                               .35%



                                       52
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

TargetPLUS Moderate Fund                  First Trust Advisors L.P.        .35%
Turner Quantitative Small Cap Growth Fund Turner Investment Partners, Inc. .53%
VK Comstock Fund                          Van Kampen Asset Management      .37%
VK Equity and Income Fund                 Van Kampen Asset Management      .45%
VK Global Franchise Fund                  Van Kampen Asset Management.     .67%
VK Global Real Estate Fund                Van Kampen Asset Management.     .65%
VK Growth and Income Fund                 Van Kampen Asset Management      .40%
VK Mid Cap Growth Fund                    Van Kampen Asset Management      .46%
* The Subadvisory Fee represents the annual fee based on the net asset value of the Fund and is accrued daily and payable monthly.


The Subadvisory Fee rates for the Funds are listed below. For those Funds with multiple rates, when average daily net assets exceed the first breakpoint, multiple rates will apply, resulting in a blended rate. For example, if a rate of 0.50% applies to the first $500 million, and a rate of 0.45% applies thereafter, and a fund had $600 million in average daily net assets, then 0.50% would apply to the first $500 million and 0.45% would apply to the remaining $100 million in assets.

FUND                                                                             RATE
                                                              AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
                                                            First $500 million                   Thereafter
AIM International Equity Fund.....                                0.650%                           0.600%


                                                   First $100 million Next $400 million Next $500 million Thereafter
BlackRock Capital Appreciation Fund                      0.550%            0.450%            0.400%         0.350%


                                                   First $200 million    Thereafter
BlackRock Growth Fund.............                       0.40%              0.38%

                                                       All Assets
Columbia Mid Cap Value FundFund...                       0.500%

                                                       All Assets
Columbia Small Cap Value Fund.....                       0.600%

                                                   First $75 million  Next $75 million  Next $100 million Thereafter
Columbia Technology Fund..........                       0.550%            0.500%            0.450%         0.425%

                                                            First $100 million                   Thereafter
Davis NY Venture Fund.............                                0.450%                           0.400%

                                                        First $50 million      Next $50 Million      Thereafter
Dreyfus Founders EquityGrowth Fund                           0.500%                 0.400%             0.300%

                                                       First $200 million      Next $300 million     Thereafter
Franklin Small Cap Value Fund.....                           0.600%                 0.520%             0.500%

Franklin Templeton Founding Strategy Fund [Insert]
                                                   First $100 million Next $400 million Next $500 million Thereafter
Jennison 20/20 Fund...............                       0.550%            0.450%            0.400%         0.350%

                                                   First $10 million  Next $90 million     Thereafter
JPMorgan U.S. Equity FundFund.....                       0.500%            0.450%            0.400%


                                       53
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009


                                                     First $50 million Next $50 million Next $50 million Next $50 million Thereafter
JPMorgan Large Cap Equity FundFund                         0.70%            0.45%            0.40%            0.35%         0.30%

                                                                                       All Assets
Money Market Fund.................                                                       0.250%

                                                       First $100 million     Next $400 million   Next $400 million    Thereafter
NACM International Fund...........                           0.550%                0.500%              0.450%            0.400%

                                                           First $50 million            Next $200 million           Thereafter
OCC Opportunity Fund..............                              0.600%                       0.550%                   0.500%

                                                           First $10 million            Next $90 million            Thereafter
Oppenheimer Global Fund...........                              0.600%                       0.500%                   0.450%
Oppenheimer International Growth Fund                           0.650%                       0.600%                   0.500%

                                                                                       All Assets
PIMCO Total Return Fund...........                                                       0.540%

                                                                                       All Assets
Schroder Emerging Markets Equiity Fund                                                   0.650%

                                                          First $150 million            Next $150 million           Thereafter
Schroder International Small Cap Fund                           0.750%                       0.700%                   0.600%

                                                          First $150 million            Next $850 million           Thereafter
S&P 500 Index Fund & Small Cap Stock Index Fund                 0.050%                       0.020%                   0.010%

                                                                 First $250 million                          Thereafter
Target Double Play Fund & TargetPLUS Equity Fund                       0.350%                                  0.300%

TargetPLUS Balanced Fund,                                        First $250 million                          Thereafter
TargetPLUS Growth Fund,
TargetPLUS Moderate Fund..........
...................Equity Portfolio                                     0.350%                                  0.300%
Fixed Income Portfolio - Diversified Income Strategy                   0.450%                                  0.450%
Fixed Income Portfolio - Total Return Strategy                         0.250%                                  0.250%

                                                           First $50 million            Next $50 million            Thereafter
Turner Quantitative Small Cap Growth Fund                       0.500%                       0.400%                   0.350%

                                                       First $100 million     Next $150 million   Next $250 million    Thereafter
VK Comstock Fund..................                           0.425%                0.400%              0.375%            0.325%

                                                                                       All Assets
VK Equity and Income Fund.........                                                       0.450%

                                                          First $300 million            Next $300million            Thereafter
VK Global Franchise Fund+.........                              0.700%                       0.600%                   0.500%

                                                                                       All Assets
VK Global Real Estate Fund........                                                       0.650%



                                       54
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

                                   First $100 million Next $150 million Next $250 million Thereafter
VK Growth and Income Fund+........       0.425%            0.400%            0.375%         0.325%
VK Mid Cap Growth Fund+...........       0.500%            0.450%            0.425%         0.400%

[+]The minimum fee payable per Fund is $100,000 per calendar year, commencing
  January 1, 2002.
The table below presents the subadvisory fees earned by each of the funds for the last 3 fiscal years.

FOR THE FISCAL YEAR OR PERIOD ENDED:      DECEMBER 31, 2007 DECEMBER 31, 2006 DECEMBER 31, 2005
FUND                                         SUBADVISORY       SUBADVISORY       SUBADVISORY
                                             FEES EARNED       FEES EARNED       FEES EARNED
AIM International Equity Fund                 $2,265,121.71        $1,510,062          $648,122
BlackRock Capital Appreciation Fund              293,100.29           244,626            82,788
BlackRock Growth Fund                            694,022.33           480,494           305,432
Columbia Mid Cap Value Fund                      445,952.98           160,853                NA
Columbia Small Cap Value Fund                    437,023.54           395,772           264,542
Columbia Technology Fund                         373,534.24           276,527           243,527
Davis NY Venture Fund                          2,363,011.18         1,797,144         1,000,001
Dreyfus Founders EquityGrowth Fund               779,308.13           502,990           441,102
Enhanced Bond Index Fund
Franklin Small Cap Value Fund                  2,311,866.04         1,901,528         1,153,024
Franklin Templeton Founding Strategy Fund
International Index Fund
Jennison 20/20 Focus Fund                      1,705,560.87         1,167,760           341,283
JPMorgan Large Cap Equity Fund                 1,586,684.15         1,352,593           832,738
JPMorgan U.S. Equity Fund                        604,682.93           495,273           388,110
Mid Cap Index Fund
Money Market Fund                                925,447.33           777,865           732,449
NACM International Fund                          287,956.54                NA                NA
NACM International Growth Fund
NFJ International Value Fund
OCC Growth Fund
OCC Opportunity Fund                           1,024,789.08           874,141           845,362
Oppenheimer Global Fund                        1,084,236.04           888,464           579,077
Oppenheimer International Growth Fund          1,340,795.95           822,367           357,583
PIMCO Total Return Fund                          383,735.14           187,607                NA
S&P 500 Index Fund                                 8,266.83                NA                NA
Schroder Emerging Markets Equity Fund          1,102,326.01           273,564                NA
Schroder International Small Cap Fund            419,708.51                NA                NA
Small Cap Stock Index Fund                         7,405.77                NA                NA
Target Double Play Fund                          148,426.80                 4                NA
TargetPLUS Balanced Fund                          17,300.87                NA                NA
TargetPLUS Equity Fund                           152,098.49                10                NA
TargetPLUS Growth Fund                            30,000.70                NA                NA
TargetPLUS Moderate Fund                          51,581.07                NA                NA
Turner Quantitative Small Cap Growth Fund        428,032.86           446,992           136,510
VK Comstock Fund                               2,709,667.11         2,362,704         1,805,397
VK Equity and Income Fund                      1,109,775.82           853,728           558,671
VK Global Franchise Fund                       2,890,788.42         2,158,349         1,344,053
VK Global Real Estate Fund                     1,089,658.10           351,203                NA


                                       55
The Allianz  Variable Insurance Products Trust - SAI -
                                April 27, 2009

FOR THE FISCAL YEAR OR PERIOD ENDED:      DECEMBER 31, 2007 DECEMBER 31, 2006 DECEMBER 31, 2005
FUND                                         SUBADVISORY       SUBADVISORY       SUBADVISORY
                                             FEES EARNED       FEES EARNED       FEES EARNED

 VK Growth and Income Fund                 1,469,882.42         1,348,679          1,091,318
 VK Mid Cap Growth Fund                    1,818,082.67         1,284,174            699,160

BLACKROCK CAPITAL MANAGEMENT, INC.
BlackRock Capital Management, Inc. ("BlackRock Capital") was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock Capital is a wholly-owned, indirect subsidiary of BlackRock, Inc. BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.4 trillion in investment company and other assets under management as of June 30, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.


BLACKROCK INVESTMENT MANAGEMENT, LLC
BlackRock Investment Management, LLC ("BlackRock Investment") has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $___ trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.


BLACKROCK INSTITUTIONAL MANAGEMENT CORPORATION
BlackRock Institutional Management Corporation ("BlackRock"), was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, DE 19809. BlackRock is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $1.357 trillion in investment company and other assets under management as of December 31, 2007. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.


COLUMBIA MANAGEMENT ADVISORS, LLC
Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's Subadviser. At December 31, 2007, Columbia Advisors had $370.2 billion in assets under management. Columbia Advisors is an SEC-registered investment adviser and indirect, wholly-owned subsidiary of Bank of America Corporation. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment manager for mutual funds, Columbia Advisors acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries..

DAVIS SELECTED ADVISERS. L.P.
Davis Selected Advisers, L.P. ("Davis"), is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. Davis is controlled by its general partner, Davis Investments, LLC. Davis Investments, LLC is a holding company with no business operations. Davis Investments, LLC is controlled by Christopher Davis as sole member. Christopher Davis' principal business over the last five years has been portfolio manager. Davis has been providing investment advice since 1969. At December 31, 2007, Davis managed $105 billion in assets. Davis commenced operations in 1969.

THE DREYFUS CORPORATION
The Dreyfus Corporation ("Dreyfus"), is located at 200 Park Avenue, New York, NY 10166. Founded in 1947, Dreyfus manages approximately $263 billion in 180 mutual fund portfolios as of December 31, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients more and manage their financial assets, operating in 34 countries and serving more than



                                       56
The Allianz  Variable Insurance Products Trust - SAI -
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100 markets. BNY Mellon has more than $23 trillion in assets under management, and it services more than $41 trillion in outstanding debt..

FIRST TRUST ADVISORS L.P.
First Trust Advisors L.P. ("First Trust"), located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is responsible for managing the investment strategies used by the AZL First Trust Target Double Play Fund, the AZL TargetPLUS Equity Fund and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") subject to the supervision of the Manager and the Board of Trustees. No one individual is primarily responsible for portfolio management decisions for the First Trust Portfolios. Investments are made under the direction of an investment committee (the "First Trust Investment Committee"). Robert F. Carey, CFA, Roger F. Testin, CFA, Jon C. Erickson, CFA, David G. McGarel, CFA, and Daniel J. Lindquist, CFA, comprise the First Trust Investment Committee of First Trust that is responsible for the day-to-day management of the First Trust Portfolios.

First Trust and First Trust Portfolios L.P., an affiliate of First Trust, were established in 1991 and at March 31, 2008, had approximately $32.2 billion in assets under management and supervision, of which approximately $3.5 billion was invested in trusts serving as underlying funds for variable annuity and insurance contracts.


FOUNDERS ASSET MANAGEMENT LLC
Founders Asset Management LLC ("Founders") is a wholly owned subsidiary of MBSC Securities Corporation, which is a wholly owned subsidiary of Dreyfus. The Founders corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206. Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser or subadviser to other investment companies.
FRANKLIN ADVISERS, INC.
FRANKLIN ADVISORY SERVICES, LLC
Franklin Advisory Services, LLC ("Franklin"), One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024, is the Fund's investment Subadviser, and was founded in 1947. Together, at December 31, 2007, Franklin and its affiliates had over $643 billion in assets under management.



FRANKLIN MUTUAL ADVISERS, LLC
INVESCO AIM CAPITAL MANAGEMENT, INC.
Invesco Aim Capital Management, Inc. ("Aim") is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM has acted as an investment advisor since its organization in 1976 and, together with its affiliates, advises or manages over 225 investment portfolios. Assets under management by Aim and its affiliates at December 31, 2007, were $166 billion.


JENNISON ASSOCIATES LLC
Jennison Associates LLC ("Jennison"), 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp.). Jennison is a direct, wholly owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly owned subsidiary of Prudential Asset Management Holding Company LLC, which is in turn a wholly owned subsidiary of Prudential Financial, Inc. At December 31, 2007, Jennison managed in excess of $86 billion in assets.

J.P. MORGAN INVESTMENT MANAGEMENT INC.
J.P. Morgan Investment Management Inc. ("JPMIM") is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding



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company. JPMIM is located at 245 Park Avenue, New York, NY 10167. At September 30, 2008, JPMIM and its affiliates had $1.2 trillion in assets under managementNicholas-Applegate Capital Management LLC


NFJ INVESTMENT GROUP L.P.
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
Nicholas-Applegate Capital Management LLC ("NACM"), organized under the laws of Delaware, is located at


600 West Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and at December 31, 2007 managed approximately $15 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital LLC ("OCC") is a wholly owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly owned subsidiary of Allianz Global Investors of America L.P. OpCap is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48[th] Floor, New York, New York 10105. At December 31, 2007, OpCap had aggregate assets under management of $22.5 billion. OpCap is affiliated with the Manager.

OPPENHEIMERFUNDS, INC.
OppenheimerFunds, Inc, ("OFI") is located at Two World Financial Center, 225 Liberty St., 11[th] Floor, New York, NY 10281-1008. OFI has been an investment adviser since January 1960. OFI had more than $260 billion in assets under management at December 31, 2007. OFI is wholly owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)
Pacific Investment Management Company LLC ("PIMCO") is located at 840 Newport Center Drive, Newport Beach, CA 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. At December 31, 2007, PIMCO had $746.3 billion in assets under management. PIMCO is affiliated with the Manager.

RESEARCH AFFILIATES, LLC serves as Sub-Subadviser to the AZL PIMCO Fundamental IndexPLUS Total Return Fund. Research Affiliates, LLC is a California limited liability company, is located at 155 N. Lake Ave., Suite 900, Pasadena, CA 91101. The fees paid to Research Affiliates, LLC are not directly paid out of Fund assets. PIMCO pays Research Affiliates, LLC out of the subadvisory fees it receives to subadvise the Fund. At December 31, 2007, Research Affiliates, LLC had assets under management of $31 billion.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
Schroder Investment Management North America Inc. ("Schroders"), 875 Third Avenue, 22[nd] Floor, New York, NY 10022-6225, has been a registered investment advisor, together with its predecessor, since 1968, and is part of a worldwide group of financial services companies that are together known as Schroders. Schroders currently serves as investment advisor to other mutual funds, and a broad range of institutional investors. At December 31, 2007, Schroders, together with its affiliated companies, managed approximately $277.0 billion in assets. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders with headquarters located at 31 Gresham Street, London EC2V 7QA, England, serves as the sub-subadviser to the Fund and is responsible for day-to-day management of the Fund's assets.


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TEMPLETON GLOBAL ADVISORS LIMITED
TURNER INVESTMENT PARTNERS, INC.
Turner Investment Partners, Inc. ("Turner"), located at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is an employee-owned investment management firm founded by Robert E. Turner, Mark D. Turner and Christopher K. McHugh. Turner began managing assets, including institutional assets, in 1990. Turner offers a variety of growth, core and value equity investment strategies across all market capitalizations, totaling approximately $29.1 billion in assets under management at December 31, 2007.

VAN KAMPEN ASSET MANAGEMENT
Van Kampen Asset Management is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen") and was founded in 1927. Van Kampen, together with its affiliated asset management companies, had approximately $589 billion under management or supervision at December 31, 2007. Van Kampen is a wholly owned subsidiary of MSAM Holdings II, Inc. which is a wholly owned subsidiary of Morgan Stanley. The offices of Van Kampen Asset Management are located at 522 Fifth Avenue, New York, NY 10036.

OTHER MANAGED ACCOUNTS
The following chart reflects information at December 31, 2008, regarding accounts other than the listed Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and
(iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rate as of the applicable date.

           FUND              PORTFOLIO       REGISTERED INVESTMENT COMPANY        OTHER POOLED INVESTMENT       OTHER ACCOUNTS/
                              MANAGER                  ACCOUNTS/                         VEHICLES/                ASSETS UNDER
                                                ASSETS UNDER MANAGEMENT           ASSETS UNDER MANAGEMENT          MANAGEMENT
                           Shuxin Cao              9 / $10.67 billion                1 / $288.7 million          4,320 / $1.47
                                                                                                                    billion
AIM International Equity   Matthew W.              7 / $8.58 billion                  6 / $1.0 billion           4,320 / $1.47
Fund                       Dennis                                                                                   billion




                           Jason T.                9 / $10.59 billion                10 / $4.65 billion          4,320 / $1.47
                           Holzer                                                                                   billion




                           Clas G. Olsson          7 / $5.78 billion                 10 / $4.65 billion          4,320 / $1.47
                                                                                                                    billion


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                     Barrett    7 /     4 /                                   4,320 / $1.47 billion
                     K.Sides   $7.63  $656.7
                              billion million






                     Jeffrey    6 /     5 /                                     8 / $1.13 billion
                     R.        $1.4   $146.6
                     Lindsey  billion million
                     Edward     6 /     5 /                                     8 / $1.13 billion
                     P. Dowd   $1.4   $146.6
                              billion million
                     Jeffrey    4 /     3 /       9 / $1.4 billion (includes one account, with assets of $139 million, that has
                     R.        $905    $157                                  performance based fees)
                     Lindsey  million million
                     Edward     4 /     3 /       9 / $1.4 billion (includes one account, with assets of $139 million, that has
                     P. Dowd   $905    $157                                  performance based fees)
                              million million
                     David I.  12 /     2 /                                    6,172 / $3.4 billion
                     Hoffman   $7.9    $430
                              billion million
Columbia Mid Cap     Diane L.  12 /     2 /                                    6,172 / $3.4 billion
Value Fund           Sobin     $7.9    $430
                              billion million
                     Lori J.   12 /     2 /                                    6,172 / $3.4 billion
                     Ensiger   $7.9    $430
                              billion million
                     Noah J.   12 /     2 /                                    6,172 / $3.4 billion
                     Petrucci  $7.9    $430
                              billion million
                     Steven     5 /   0 / $0                                     14 / $27 million
                     D.        $1.3
                     Barboro  billion




                     Jeremy     5 /   1 / $20                                    7 / $23 million
                     Javidi    $1.3   million
                              billion





Columbia Technology  Wayne M.  11 /     1 /       47 / $297.0 million additional account with performance based fees: 1 / $80.0
Fund                 Collette  $27.0   $1.0
                              billion million


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                         Christopher    27 /    11 /     132 / $12.7 billion Managed Money/Wrap accounts have been counted at the
                         Davis         $82.5    $1.2                                  sponser level
                                      billion  billion
                         Kenneth        25 /    10 /     132 / $12.7 billion Managed Money/Wrap accounts have been counted at the
                         Feinberg       2.05     1.1                                  sponser level
                                      billion  billion
Dreyfus Founders         John B.        8 /    0 / $0                1 / $107 million (Performance-based fee account)
EquityGrowth Fund        Jares         $2.05
                                      billion



Enhanced Bond Index Fund
                         William        14 /     1 /                                      0 / $0
                         Lippman        $8.3    $522
                                      billion  million





                         Bruce          14 /     1 /                                      0 / $0
                         Baughman,      $8.3    $522
                         CPA          billion  million




Franklin Small Cap Value Margaret       14 /   0 / $0                                     0 / $0
Fund                     McGee          $8.3
                                      billion




                         Y. Dogan      0 / $0  0 / $0                                     0 / $0
                         Sahin



                         Don Taylor,    8 /      2 /                                      0 / $0
                         CPA           $11.5    $2.9
                                      million  million




International Index Fund


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Franklin Templeton
Founding Strategy Plus
Fund
                         Spiros       16 /                                 2 / $281.0 million                                 9 /
                         "Sig"       $21.26   Accounts subject to performance fees: 3 / $175.2 million (portion managed by   $2.19
                         Segalas     billion                            this portfolio manager)                             billion
                         David A.     11 /                                 3 / $1.02 billion                                  5 /
                         Kiefer      $12.12   Accounts subject to performance fees: 3 / $163.3 million (portion managed by   $162.5
                                     billion                            this portfolio manager)                             million*







                         Thomas        5 /                                  7 / $4.0 billion                                  32 /
                         Lubby        $4.9                                                                                    $2.2
                                     billion                                                                                billion
                         Susan Bao     3 /                                      0 / $ 0                                       21 /
                                      $4.8                                                                                    $243
                                     billion                                                                                million
                         Thomas        5 /                                  7 / $3.3 billion                                  34 /
                         Lubby        $3.8                                                                                    $2.4
                                     billion                                                                                billion
JPMorgan U.S. Equity     Susan Bao     2 /                                      0 / $ 0                                       22 /
Fund                                  $3.6                                                                                    $262
                                     billion                                                                                million
                         Jacqueline    1 /                                      0 / $ 0                                     0 / $ 0
                         Flake        $157
                                     million
Mid Cap Index Fund


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                               Horacio A.        29/ $7.2 billion              16/ $2.1 billion              89/ $4.6 billion
                               Valeiras                                       Accounts subject to           Accounts subject to
                                                                               performance fees:             performance fees:
                                                                               4 /$621.4 million             5 /$322.4 million


NACM International Fund        Steven Tael         4/ $1 billion               3/ $527.7 million              4/121.1 million
                                                                              Accounts subject to
                                                                               performance fees:
                                                                               1 /$138.3 million


                               Kunal Ghosh         4/ $1 billion               3/ $527.7 million             4/ $121.1 million
                                                                              Accounts subject to
                                                                               performance fees:
                                                                               1 /$138.3 million


NACM International Growth Fund
NFJ Investment Value Fund
OCC Growth Fund
                               Michael          1 / $276.5 million                  0 / $0                   2 / $6.1 million
                               Corelli
                               Eric                   0 / $0                        0 / $0                        0 / $0
                               Sartorius
Oppenheimer Global Fund        Rajeev           15 / $27.83 billion           4 / $775.60 million           2 / $584.71 million
                               Bhaman           Accounts subject to
                                                 performance fees:
                                                1 / $39.87 million


Oppenheimer International      George            6 / $5.31 billion            2 / $74.55 million                  0 / $0
Growth Fund                    R.Evans


PIMCO Total Return Fund        William H.      35 / $157.61 billion           19 / $8.42 billion            66 / $42.26 billion
                               Gross                                          Accounts subject to           Accounts subject to
                                                                               performance fees:             performance fees:
                                                                               3 / $836 million             21 / $19.07 million
Schroder Emerging Markets      Allan              1 / $27 million             12 / $3.85 million              2/ $205 million
Equity Fund*                   Conway




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                                                  Robert Davy      1 / $27 million   9 / $2.33 million    1 / $52 million



                                                  James Gotto      1 / $27 million    2 / $805 million   1 / $154 million



                                                  Waj Hashmi       1 / $27 million    2 / $718 million        0 / $0



Schroder International Small Cap Fund             Matthew Dobbs  6 / $16.66 billion  7 / $2.27 billion   5 / $3.28 billion




S&P 500 Index Fund and Small Cap Stock Index Fund Thomas Durante 12 / $14.74 billion 3 / $218.7 million 10 / $735.3 million






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The Allianz  Variable Insurance Products Trust - SAI -
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                                      Robert F.       56 / $4.64          4 / $535 million              4,096 / $981 million
                                      Carey             billion



                                      Roger F.        56 / $4.64          4 / $535 million              4,096 / $981 million
                                      Testin            billion



Target Double Play Fund,              Jon C.          56 / $4.64          4 / $535 million              4,096 / $981 million
TargetPLUS Equity Fund,               Erickson          billion

Equity Portfolios of:
 TargetPLUS Balanced Fund
TargetPLUS Growth Fund
TargetPLUS Moderate Fund
                                      David G.        56 / $4.64          4 / $535 million              4,096 / $981 million
                                      McGarel           billion



                                      Daniel J.       56 / $4.64          4 / $535 million              4,096 / $981 million
                                      Lindquist         billion


                                      Chris Dialynas  12 / $3.25         16 / $7.42 billion              103 / 46.66 billion
                                                        billion


                                      Curtis           7 / $9.25         24 / $5.43 billion              39 / $7.50 billion
                                      Mewbourne         billion    Accounts subject to performance Accounts subject to performance
                                                                                fees:                           fees:
                                                                          1 / $233 million                6 / $2.24 billion
                                        David Kovacs  1/ $827,000          11 / $54 million                6 / $295 million




                                        Jennifer           1 /             11 / $54 million                 6/ $295 billion
                                           Clark          $827,000





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                  Devin E.         18 / $30.7  1 / $671     13,252 (includingseparate accounts managed under certain "wrap fee
                  Armstrong           billion   million                                programs") /
                  (as of July                                                          $2.5 billion
                  16, 2007)
                  B. Robert        18 / $30.7  1 / $671     13,252 (includingseparate accounts managed under certain "wrap fee
                  Baker               billion   million                                programs") /
                                                                                       $2.5 billion
  VK Comstock     Jason Leder      18 / $30.7  1 / $671     13,252 (includingseparate accounts managed under certain "wrap fee
     Fund                             billion   million                                programs") /
                                                                                       $2.5 billion
                  Kevin Holt       18 / $30.7  1 / $671     13,252 (includingseparate accounts managed under certain "wrap fee
                                      billion   million                                programs") /
                                                                                       $2.5 billion
                  James N.         18 / $30.7  1 / $671     13,252 (including separate accounts managed under certain "wrap fee
                  Warwick             billion   million                                programs") /
                  (as of July                                                          $2.5 billion
                  16, 2007)
                  Hassan Elmasry   8 / $4.1    6 / $4.2                              22 / 4.5 billion
                                    billion     billion




                  Paras Dodhia     4 / $3.15    0 / $0                                    0 / $0
                                    billion





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The Allianz  Variable Insurance Products Trust - SAI -
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                            Michael Allison     4 / $3.15 billion       0 / $0             0 / $0





                            Jayson Vowles       4 / $3.15 billion       0 / $0             0 / $0




                            Theodore R. Bigman 17 / $12.61 billion 7 / $4.11 billion 940 / $6.55 billion




VK Global Real Estate Fund  Michiel te Paske    8 / $4.04 billion  6 / $1.81 billion 24 / $2.96 billion




                            Sven van Kemenade   4 / $3.71 billion  3 / $679 million  14 / $2.12 billion




                            Angeline Ho         5 / $4.2 billion   3 / $2.62 billion 16 / $2.64 billion




                             Mary Jayne Maly   13 / $22.7 billion*      0 / $0*      11 / $2.3 billion*



VK Growth & Income Fund and    James Roeder    19 / $38.1 billion       0 / $0        3 / $677 million
VK Equity & Income Fund


                               Mark Laskin     19 / $38.1 billion       0 / $0        3 / $677 million





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The Allianz  Variable Insurance Products Trust - SAI -
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                           Thomas Bastian  19 / $38.1 billion       0 / $0         3 / $677 million



                          Sergio Marcheli  19 / $38.1 billion       0 / $0         3 / $677 million



VK Equity and Income Fund Steven Kreider   42 / $36.84 billion      0 / $0        63 / $12.95 billion



                          Dennis P. Lynch  37 / $32.18 billion 5 / $1.52 billion 7,247 / $1.98 billion



                          David Cohen      37 / $32.18 billion 5 / $1.52 billion 7,247 / $1.98 billion



VK Mid-Cap Growth Fund    Sam Chainani     37 / $32.18 billion 5 / $1.52 billion 7,247 / $1.98 billion



                          Jason Yeung      37 / $32.18 billion 5 / $1.52 billion 7,247 / $1.98 billion



                          Alexander Norton 37 / $32.18 billion 5 / $1.52 billion 7,247 / $1.98 billion




* Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

POTENTIAL MATERIAL CONFLICTS OF INTEREST
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
o Time and attention. The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Subadvisers seek to manage such competing interests for the time and attention of portfolio managers by having most portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

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o Limited investment opportunities. If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Subadvisers have adopted procedures for allocating portfolio transactions across multiple accounts.
o Brokerage allocation. With respect to securities transactions for the Funds, the Subadvisers determine which broker to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which a Subadviser or an affiliate of a Subadviser acts as Subadviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Subadvisers may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
o Pursuit of differing strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing, including potentially opposite, positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds and/or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
o Variation in compensation. Finally, the appearance of a conflict of interest may arise where a Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

The Subadvisers have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

See the prospectus section "Fund Management - Duties of the Manager and Subadvisers" for discussion of potential or apparent conflict of interest regarding the Manager's discretion to allocate assets for the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund.

PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2008, for each of the Subadvisers and for the Manager in its capacity to determine the allocation of assets of the Fixed Income Portfolio between the Diversified Income Strategy and the Total Return Strategy for the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund. The portfolio managers are employed by the respective Subadvisers, not by the Funds.

THE MANAGER
ALLIANZ INVESTMENT MANAGEMENT LLC ("AZIM")
The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of AZIM relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of AZIM over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on AZIM's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.


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THE SUBADVISERS
BLACKROCK CAPITAL MANAGEMENT, INC.


     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.


     DISCRETIONARY COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.

     BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

     DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.

         Long-Term Retention and Incentive Plan ("LTIP") -The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

         Deferred Compensation Program -A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.



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     OTHER COMPENSATION BENEFITS. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

BLACKROCK INVESTMENT MANAGEMENT, LLC

     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

     DISCRETIONARY COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.

     BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

     DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.



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         Long-Term Retention and Incentive Plan ("LTIP") -The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

         Deferred Compensation Program -A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

     OTHER COMPENSATION BENEFITS. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

BLACKROCK INSITUTIONAL MANAGEMENT CORPORATION

     BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

     BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

     DISCRETIONARY COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock's Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Fund include a combination of market-based indices (e.g., The Standard & Poor's 500 Index, The Russell 1000 Growth Index), certain customized indices and certain fund industry peer groups.



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     BlackRock's Chief Investment Officers make a subjective determination with respect to the portfolio managers' compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods, as applicable.

     DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION: Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the BlackRock's ability to sustain and improve its performance over future periods.

         Long-Term Retention and Incentive Plan ("LTIP") -The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Each portfolio manager has received awards under the LTIP.

         Deferred Compensation Program -A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm's investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Each portfolio manager has participated in the deferred compensation program.

     OTHER COMPENSATION BENEFITS. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

COLUMBIA MANAGEMENT ADVISORS, LLC
The portfolio managers received their compensation from Columbia Advisors and its parent company, Columbia Management Group, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The portfolio managers' bonus is variable and is generally based, on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication, and professionalism. In evaluating investment performance, Columbia Advisors generally considers the one-, three-, and five-year performance of mutual funds and other accounts the portfolio manager's relative to certain market benchmarks (the Merrill Lynch 100 Technology Index is the benchmark index for portfolio manager compensation for the AZL Columbia Technology Fund)and peer groups (Morningstar Specialty-Technology Category for the AZL Columbia Technology Fund) emphasizing each manager's three-, and five-year performance. Columbia Advisors



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may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance. The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and Columbia Advisors' profitability for the year which is largely determined by assets under management.



DAVIS SELECTED ADVISERS, L.P.
Kenneth Feinberg's compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors' profits, (iii) awards of equity ("Units") in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the fund shares will be registered in the employee's name based on fund performance, after expenses on a pre-tax basis, versus the S&P 500 Index, and versus peer groups as defined by Morningstar or Lipper. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis' annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors' portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

THE DREYFUS CORPORATION
Mellon Capital Management Corporation's ("Mellon Capital's") portfolio managers responsible for managing mutual funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital's long-term incentive compensation program. All compensation is paid by Mellon Capital and not by the mutual funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under the Mellon Financial Corporation deferred compensation plan.

A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager's base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager's bonus is determined by a number of factors. One factor is performance of the mutual fund relative to expectations for how the mutual fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. Additional factors include the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the manager satisfies the objectives stated above. The bonus is paid on an annual basis.



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Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital's long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm's profits is allocated to the long-term incentive compensation award. The annual awards are paid after three years.

FIRST TRUST ADVISORS, L.P.
The compensation structure for each member of the First Trust Investment Committee is based on a fixed salary as well as a discretionary bonus determined by the management of the Subadviser. Salaries are determined by management and are based on an individual's position and overall value to the firm. Bonuses are also determined by management and are based on an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the First Trust Investment Committee are not based on criteria such as a Fund's performance or the value of assets included in a Fund's portfolio. In addition, Mr. Carey, Mr. Erickson, Mr. McGarel, and Mr. Lindquist have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

FOUNDERS ASSET MANAGEMENT LLC
The portfolio manager is a dual employee of Founders and The Boston Company Asset Management, LLC ("The Boston Company"), an affiliate of Founders. The portfolio manager's cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall profitability of The Boston Company. In general, bonus awards are based initially on The Boston Company's financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee. The portfolio manager is eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for the portfolio manager based upon competitive industry compensation benchmarks. A significant portion of the opportunity awarded is based upon the one, three, and five-year (three and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth or retention of the products managed. Awards are generally subject to management discretion and pool funding availability. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

The portfolio manager also is eligible to participate in The Boston Company's Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or restricted stock of Founders' ultimate parent company, The Bank of New York Mellon Corporation ("BNY Mellon") (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the BNY Mellon 3 year CD rate).

The portfolio manager may elect to defer portions of his base salary and/or incentive compensation under the BNY Mellon deferred compensation plan.

FRANKLIN ADVISORY SERVICES, LLC
COMPENSATION. Franklin Advisory Services seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager's level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager's compensation consists of the following three elements:
  BASE SALARY - Each portfolio manager is paid a base salary.
  ANNUAL BONUS - Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund's shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Franklin Resources stock (17.5% to 25%) and mutual fund
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     shares (17.5% to 25%). The deferred equity- based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Franklin Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

  o Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate (the Russell 2000 Value Index is the benchmark index for the AZL Franklin Small Cap Value Fund).
  o Non-investment performance. The more qualitative contributions of a portfolio manager to the manager's business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
  o Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager's appraisal.

  ADDITIONAL LONG-TERM EQUITY-BASED COMPENSATION - Portfolio managers may also be awarded restricted shares or units of Franklin Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Franklin Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

INVESCO AIM CAPITAL MANAGEMENT, INC.
Invesco Aim seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, a benefits package, and a relocation package if such benefit is available. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:
o Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.
o Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

  High fund performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically has an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by Aim and takes into account other subjective factors.



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o Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco Ltd. (Invesco) stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
o Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.
o Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

JENNISON ASSOCIATES LLC
Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which includes portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and discretionary cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a voluntary deferred compensation program where all or a portion of the discretionary cash bonus can be deferred. Participants in the deferred compensation plan are permitted to allocate the deferred amounts among various options that track the gross of fee pre-tax performance of various mutual funds, of which nearly all of the equity options are managed by Jennison, and composites of accounts managed by Jennison, which may include accounts managed for unregistered products.

Investment professionals' total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers or analysts may manage or contribute ideas to more than one product strategy and are evaluated accordingly.

The following factors, listed in order of importance, will be reviewed for each portfolio manager:
  * One and three year pre-tax investment performance of groupings of accounts (a "Composite") relative to market conditions, pre-determined passive indices and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;
  *  Historical and long-term business potential of the product strategies;
  *  Qualitative factors such as teamwork and responsiveness, and
  * Other factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional's total compensation.

The passive indices reviewed for each portfolio manager are as follows: (i) AZL Jennison 20/20 Focus Fund: Spiros Segalas (Russell 1000(R) Growth
Index) and David A. Kiefer (Russell 1000(R) Value Index); (ii)
AZL Jennison Growth Fund: Michael A. Del Balso (Russell 1000(R)
Growth Index), Kathleen A. McCarragher (Russell 1000(R) Growth
Index) and Spiros Segalas (Russell 1000(R) Growth Index).

Potential Conflicts of Interest:
In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.



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Jennison's portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts, affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio. Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long.
Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.


In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over the other or allocate more time to the management of one account over another. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison's portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager. Jennison also believes that its compensation structure tends to mitigate this conflict.


J.P. MORGAN INVESTMENT MANAGEMENT INC.
The portfolio managers at J.P. Morgan Investment Management Inc. ("JPMIM") participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JPMIM or its affiliates. These elements reflect individual performance and the performance of JPMIM's business as a whole.


Each portfolio manager's performance is formally evaluated annually base on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices, and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectuses over one, three, and five-year periods (or such shorter time as the portfolio manger has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio

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manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by JPMIM or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

NFJ INVESTMENT GROUP L.P.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM")
The following explains the compensation structure of each individual (as listed in the Prospectus) that shares primary responsibility for day-to-day portfolio management of the Fund (for the purposes of this section, "Portfolio Managers"):

BASE SALARY. Each Portfolio Manager is paid a fixed base salary set at a competitive level, taking into consideration the Portfolio Manager's experience and responsibilities, as determined by NACM.

ANNUAL BONUS AND PROFIT SHARING OPPORTUNITY. Each Portfolio Manager's compensation is directly affected by the performance, on a pre-tax basis, of the individual portfolios he or she manages, including each Fund; as well as the performance of the individual's portfolio management team and the overall success of the firm. Approximately 75% of each Portfolio Manager's bonus is based on one- and three-year annualized performance of client accounts under his or her management, with greater weight placed on three-year performance. This takes into account relative performance of the accounts to each account's individual benchmark (the MSCI EAFE Index for the AZL NACM International Fund) (representing approximately one half of the calculation) and the accounts' peer rankings in institutional consultant universes (representing the other half). In the case of the Fund, the benchmark against which the performance of the Fund's portfolio will be compared for these purposes is indicated in the prospectus. The remaining 25% of the bonus is based on a qualitative review and overall firm profitability. The qualitative review evaluates each NACM Portfolio Manager based on the individual's contribution to the implementation of the investment process of his or her accounts, including the Fund. The lead portfolio manager evaluates the other members of the portfolio management team. The Chief Investment Officer (Mr. Valeiras) evaluates the lead portfolio manager.

Each NACM investment team has a profit-sharing plan. Each team receives a pool which is based on "EBITDA" (i.e., earnings before interest, taxes, depreciation and amortization) of the accounts managed by the team and is distributed subjectively. All team members are eligible. The Chief Investment Officer and lead portfolio manager determine allocations among the team. The profits to be allocated increase with the profitability of the applicable accounts.

The Portfolio Managers are also eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital believes that its compensation program is competitively positioned to attract and retain high-caliber investment professionals. As more fully described below, portfolio managers receive a base salary, a variable bonus opportunity, and participation in a Long Term Incentive Plan and group retirement plans. Total cash compensation, as described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained fund performance. Oppenheimer Capital attempts to keep its compensation levels at or above the median for similar positions in the local area.

Compensation. The portfolio manager's compensation consists of the following elements:

Base salary. The portfolio manager is paid a fixed base salary that is set at a level determined by Oppenheimer Capital. In setting the base salary, the firm's intentions are to be competitive in light of the portfolio manager's experience and responsibilities. Firm management evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

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Annual bonus and Long Term Incentive Plan. The portfolio manager is eligible for an annual bonus in addition to a base salary. The bonus typically forms the majority of the individual's annual cash compensation and is based in part on pre-tax performance against the Fund's relevant benchmark (the Russell 2000 Growth Index for the AZL OCC Opportunity Fund, and the Russell 1000 Value Index for the AZL OCC Value Fund) over one and three year periods, with some consideration for longer periods. Allianz Global Investors of America L.P. ("AGI") has established a Long Term Incentive Plan for certain employees. The plan provides awards that are based on operating earnings growth of Oppenheimer Capital and the collective earnings growth of all the asset management companies of AGI.

Participation in group retirement plans. The portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

Conflicts of Interest. When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. While the portfolio managers of Oppenheimer Capital are subject to a written Code of Ethics that is designed to ensure that the personal securities transactions of covered persons will not interfere with making decisions in the best interest of advisory clients, the portfolio managers may, from time to time, acquire, possess, manage, and dispose of securities or other investment assets for their own accounts, for the accounts of their families, for the account of any entity in which they have a beneficial interest or for the accounts of others for whom they may provide investment advisory services (collectively, "Managed Accounts"), in transactions which may or may not correspond with transactions effected or positions held in the Funds. When Oppenheimer Capital determines that it would be appropriate for a particular Fund and one or more Managed Account to participate in an investment opportunity, Oppenheimer Capital will seek to execute orders for a Fund and for such Managed Accounts on a basis which it considers equitable, but that equality of treatment of a Fund and one or more other Managed Accounts is not assured. In such situations, Oppenheimer Capital may (but is not be required to) place orders for a Fund and each other Managed Account simultaneously and if all such orders are not filled at the same price, Oppenheimer Capital may cause a Fund and each Managed Account to pay or receive the average of the prices at which the orders were filled. If all such orders cannot be fully executed under prevailing market conditions, Oppenheimer Capital may allocate the securities traded among a Fund and other Managed Accounts, pursuant to policies and procedures adopted to address these potential conflicts of interest, in a manner which it considers equitable, taking into account the size of the order placed for a Fund and each other Managed Account as well as any other factors which it deems relevant.

Oppenheimer Capital advises one or more accounts that are charged an advisory fee that is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund or an account without a performance-based fee. Oppenheimer Capital has adopted policies and procedures that are reasonably designed to allocate investment opportunities between such other accounts and Funds and accounts without a performance-based fee on a fair and equitable basis over time.

OPPENHEIMERFUNDS, INC. ("OFI") Under the Subadviser's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Subadviser. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Subadviser's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2007, the portfolio managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Subadviser's holding company parent. Senior portfolio managers may also be eligible to participate in the Subadviser's deferred compensation plan.



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The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Subadviser attract and retain talent. The annual discretionary bonus is determined by senior management of the Subadviser and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmarks with respect to the Funds are as follows: AZL Oppenheimer Global Fund is measured against the Lipper Global Multi-Cap Growth Funds Index; AZL Oppenheimer International Growth Fund is measured against the Lipper International Funds Index; and the AZL Oppenheimer Main Street Fund is measured against the Lipper Large Cap Core Funds Index. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Funds and other funds and accounts managed by the portfolio managers. The compensation structure of other accounts managed by the portfolio manager is the same as the compensation structure of the Funds, described above.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")
PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:
* 3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks* for each account managed by a portfolio manager and relative to applicable industry peer groups;
  * The S&P 500 Index for the AZL PIMCO Fundamental IndexPLUS Total Return Fund; the Lehman Aggregate Bond Index for allocations to the Total Return Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund; the Lehman Brothers Global Credit Hedged USD Index for allocations to the Diversified Income Strategy for the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund.
* Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
* Amount and nature of assets managed by the portfolio manager;
* Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
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* Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
* Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
* Contributions to asset retention, gathering and client satisfaction;
* Contributions to mentoring, coaching and/or supervising; and
* Personal growth and skills added.

A portfolio manager's compensation is not based directly on the performance of any portfolio or any other account managed by that portfolio manager. Final bonus award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors, and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon Allianz Global Investors' profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vested on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

CONFLICTS OF INTEREST
From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.



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Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to- day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by- side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC. ("SCHRODERS")
Schroders fund managers are paid in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health, and welfare benefits available to all of its employees. Certain of the most senior managers also participate in a long-term incentive program.

Generally, portfolio managers employed by Schroders, including Mr. Dobbs, receive compensation based on the factors discussed below.

Base salary is determined by reference to the level of responsibility inherent in the role and the experience of the incumbent, and is benchmarked annually against market data to ensure competitive salaries. The base salary is subject to an annual review, and will increase if market movements make this necessary and/or if there has been an increase in the employee's responsibilities.

Discretionary bonuses for fund managers are determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of the team to determine the share of the aggregate bonus pool that is spent in each area. This focus on "team" maintains consistency and minimizes internal competition that may be detrimental to the interests of our clients. For individual fund managers, Schroders assesses the performance of their funds relative to competitors and to the relevant benchmarks over one- and three-year periods, the level of funds under management, and the level of performance fees generated. Schroders also reviews "softer" factors such as leadership, contribution to other parts of the business, and adherence to our corporate values of excellence, integrity, teamwork, passion, and innovation.

A manager's bonus is paid in combination of cash and Schroders plc stock, as determined by Schroders. This stock vests over a period of three years and ensures that the interests of the employee are aligned with those of the shareholder, and that key employees have an increasing incentive to remain with Schroders as their store of unvested awards grows over time.



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The relevant Benchmarks for the Funds that are subadvised by Schroders are as follows: Schroder International Small Cap Fund - S&P/Citigroup Extended Markets EuroPacific Index; Schroders Emerging Markets Equity Fund -- MSCI Emerging Markets Index.

TURNER INVESTMENT PARTNERS, INC.
Investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Compensation for investment professionals is tied to the performance of all accounts within the relevant composite. Turner evaluates investment professionals' performance over multiple time frames, including 1, 3, 5 year and since inception, relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. Robert E. Turner, CFA, chairman and chief investment officer, and David Kovacs, CFA, chief investment officer, quantitative strategies, are responsible for setting base salaries, bonus targets, and making all subjective judgments related to the compensation for Turner's Quantitative Equity Team members..

VAN KAMPEN ASSET MANAGEMENT
Compensation Structure of Portfolio Managers

      Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

     Discretionary compensation can include:

     o Cash Bonus.

     o Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.

     o Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.

     o Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.


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      Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     o Contribution to the business objectives of the Investment Adviser.

     o The dollar amount of assets managed by the portfolio manager.

     o Market compensation survey research by independent third parties.

     o Other   qualitative   factors,  such  as  contributions  to  client
        objectives.

Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2008, none of the Portfolio Managers for any of the Funds beneficially owned shares of any Fund.
AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

      NAME                                POSITION WITH TRUST                           POSITION WITH ADVISER
Jeffrey Kletti   Trustee; President                                                    Director; President
Brian Muench     Vice President                                                        Vice President
Stephen G. Simon Chief Compliance Officer and Anti-Money Laundering Compliance Officer Chief Compliance Officer


PORTFOLIO TRANSACTIONS
Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Subadviser is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager or Subadviser, in its best judgment and in the manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager or Subadviser may receive orders for



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transactions on behalf of the Trust. The types of research services the Manager or Subadviser receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager or Subadvisers by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager or Subadviser and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager or Subadviser in serving both the Trust and other clients and, conversely supplemental information obtained by the placement of business of other clients may be useful to the Manager or Subadviser in carrying out its obligations to the Trust. The Manager and Subadvisers also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Fund's Board of Directors, either the Fund's Manager or Subadviser, is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds


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While the Manager or Subadviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. The total brokerage commissions paid by each Fund for the last 3 fiscal years are listed in the following table.

FUND               TOTAL BROKERAGE COMMISSION PAID FOR    TOTAL BROKERAGE COMMISSION PAID FOR    TOTAL BROKERAGE COMMISSION PAID FOR
                    THE FISCAL YEAR ENDED DECEMBER 31,     THE FISCAL YEAR ENDED DECEMBER 31,     THE FISCAL YEAR ENDED DECEMBER 31,
                                  2007                                   2006                                   2005
AIM                               $508,628.13                            $495,471.34                            $229,446.50
International
Equity Fund
BlackRock                           68,752.04                              74,686.46                              26,642.30
Capital
Appreciation
Fund
BlackRock                          131,895.27                              81,315.36                              86,276.55
Growth Fund
Columbia Mid                       170,292.60                              93,323.50                                     NA
Cap Value Fund
Columbia Small                     127,828.25                             193,412.98                             186,666.33
Cap Value Fund
Columbia                           403,660.97                             280,673.71                             212,759.44
Technology
Fund
Davis NY                           137,601.71                             137,533.30                             110,862.07
Venture Fund
Dreyfus                            281,348.94                             254,096.85                             267,576.76
Founders
EquityGrowth
Fund
Enhanced Bond
Index Fund
Franklin Small                     147,407.52                             105,043.06                             252,225.29
Cap Value Fund
International
Index Fund
Jennison 20/20                     849,767.60                             603,739.34                             139,917.00
Focus Fund
JPMorgan Large                     185,939.20                             181,380.96                             217,102.53
Cap Equity
Fund
JPMorgan U.S.                      156,930.47                             156,720.58                             168,886.05
Equity Fund
Mid Cap Index
Fund
Money Market                                0                                      0                                      0
Fund
NACM                               324,766.35                                     NA                                     NA
International
Fund
NACM
International
Growth Fund
NFJ
International
Value Fund
OCC Growth
Fund
OCC                                840,295.01                             936,952.45                             911,459.34
Opportunity
Fund
Oppenheimer                         95,974.86                             118,532.83                             115,923.69
Global Fund
Oppenheimer                        158,999.06                             100,769.29                              64,584.87
International
Growth Fund
JPMorgan U.S.                      156,930.47                             156,720.58                             168,886.05
Equity Fund
PIMCO Total                         13,261.46                               9,108.27                                     NA
Return Fund
Schroder                           841,087.96                             143,505.47                                     NA
Emerging
Markets Equity
Fund
Schroder                           187,828.08                                     NA                                     NA
International
Small Cap Fund
S&P 500 Index                        6,963.38                                     NA                                     NA
Fund
Small Cap                           10,200.38                                     NA                                     NA
Stock Index
Fund
TargetPLUS                          12,818.69                                     NA                                     NA
Balanced Fund
Target Double                      181,668.12                                  71.25                                     NA
Play Fund
TargetPLUS                         210,668.12                                 170.70                                     NA
Equity Fund
TargetPLUS                          68,602.88                                     NA                                     NA
Growth Fund
TargetPLUS                          40,129.91                                     NA                                     NA
Moderate Fund
Turner                             272,941.10                             333,271.25                             117,959.88
Quantitative
Small Cap
Growth Fund
VK Comstock                        287,771.11                             316,895.60                             354,614.59
Fund
VK Equity and                       84,695.01                              67,460.37                              84,280.99
Income Fund
VK Global                          178,572.99                             129,038.66                              95,589.82
Franchise Fund
VK Global Real                     259,690.12                              99,777.06                                     NA
Estate Fund
VK Growth and                      169,981.28                             155,706.94                             229,854.67
Income Fund
VK Mid Cap                         507,459.99                             364,526.39                             282,484.50
Growth Fund


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Brokerage commissions paid by a Fund may vary significantly from year to year as a result of a variety of factors, including changing asset levels through the year, changes in portfolio turnover rates, varying market conditions, and changes in investment strategies and processes.

AFFILIATED BROKERS
The following table lists the amount of brokerage commissions paid during the last three years to any broker that is affiliated with the Trust, the Manager, or any Subadviser. All of the brokers listed are affiliates of the Manager or a Subadvisor.

NAME OF       AGGREGATE DOLLAR AMOUNT OF BROKERAGE    AGGREGATE DOLLAR AMOUNT OF BROKERAGE    AGGREGATE DOLLAR AMOUNT OF BROKERAGE
AFFILIATED    COMMISSIONS PAID FOR THE FISCAL YEAR    COMMISSIONS PAID FOR THE FISCAL YEAR    COMMISSIONS PAID FOR THE FISCAL YEAR
BROKER               ENDED DECEMBER 31, 2007                 ENDED DECEMBER 31, 2006                 ENDED DECEMBER 31, 2005
Dresdner                     $15,714                                  $2,807                                  $8,867
Kleinwort
Wasserstein
LLC
(part of
Dresdner
Bank AG)
Dresdner                         244                                       0                                       0
Kleinwort
Benson
(part of
Dresdner
Bank AG)
Lehman                        14,350                                  12,118                                       0
Brothers
Morgan                        21,631                                  25,289                                       0
Stanley
Wachovia                       9,716                                     160                                       0

The following table shows the percentage of aggregate brokerage commissions paid to the affiliated broker and the percentage of the aggregate dollar amount of transactions involving the payment of commissions effected through the affiliated broker during the fiscal year ended December 31, 2008.

NAME OF        PERCENTAGE OF AGGREGATE BROKERAGE    PERCENTAGE OF AGGREGATE DOLLAR AMOUNT OF TRANSACTIONS INVOLVING THE PAYOUT OF
AFFILIATED     COMMISSIONS PAID FOR FISCAL YEAR                COMMISSIONS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2007
BROKER              ENDED DECEMBER 31, 2007
Dresdner                     0.18%                                                      0.10%
Kleinwort
Wasserstein
LLC
(part of
Dresdner
Bank AG)
Lehman                       0.17%                                                      0.13%
Brothers
Morgan                       0.25%                                                      0.21%
Stanley
Wachovia                     0.11%                                                      0.13%

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager or Subadviser or the Distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager or Subadviser for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.


At December 31, 2008, the Funds listed below held the following securities of issuers, each of which derived more than 15% of its gross revenues from the business of a broker, dealer, underwriter, or an investment:

FUND                                NAME OF BROKER OR     APPROXIMATE AGGREGATE VALUE OF ISSUER'S SECURITIES OWNED BY THE FUND AT
                                         DEALER                                         12/31/2007
AZL BlackRock Capital Appreciation    Goldman Sachs                                      $903,210
Fund
AZL BlackRock Capital Appreciation    Merrill Lynch                                      $381,128
Fund
AZL Davis NY Venture Fund             State Street                                      $2,054,360
AZL Davis NY Venture Fund            JP Morgan Chase                                    $17,588,156
AZL Davis NY Venture Fund             Merrill Lynch                                     $7,537,380
AZL Dreyfus Founders EquityGrowth     Goldman Sachs                                     $2,951,131
Fund



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 AZL Dreyfus Founders EquityGrowth Fund             State Street    $972,695
 AZL Dreyfus Founders EquityGrowth Fund            Bank of America $1,077,711
 AZL Dreyfus Founders EquityGrowth Fund            JP Morgan Chase $1,271,743
 AZL First Trust Target Double Play Fund           JP Morgan Chase $2,151,901
 AZL Money Market Fund                              Barclays Bank  $5,000,000
 AZL Money Market Fund                              State Street   $10,000,000
 AZL Money Market Fund                             Bank of America $4,968,844
 AZL Money Market Fund                             Lehman Brothers $25,562,982
 AZL Money Market Fund                              Goldman Sachs  $9,995,846
 AZL Money Market Fund                             JP Morgan Chase $24,998,475
 AZL Money Market Fund                              Merrill Lynch  $20,389,832
 AZL NACM International Fund                        Barclays Bank   $285,038
 AZL Oppenheimer Global Fund                       Northern Trust  $2,579,214
 AZL JPMorgan Large Cap Equity Fund                 Goldman Sachs  $2,430,065
 AZL JPMorgan Large Cap Equity Fund                 Merrill Lynch  $5,260,640
 AZL JPMorgan Large Cap Equity Fund                JP Morgan Chase $17,975,070
 AZL JPMorgan U.S. Equity Fund                     Bank of America $3,503,304
 AZL JPMorgan U.S. Equity Fund                      Goldman Sachs  $2,924,680
 AZL JPMorgan U.S. Equity Fund                     JP Morgan Chase $3,792,487
 AZL JPMorgan U.S. Equity Fund                      Merrill Lynch  $1,653,344
 AZL JPMorgan U.S. Equity Fund                     Lehman Brothers  $444,992
 AZL PIMCO Fundamental IndexPLUS Total Return Fund JP Morgan Chase $1,273,215 AZL PIMCO Fundamental IndexPLUS Total Return Fund Lehman Brothers $1,249,577
 AZL PIMCO Fundamental IndexPLUS Total Return Fund  Merrill Lynch   $870,433
 AZL PIMCO Fundamental IndexPLUS Total Return Fund  Barclays Bank   $100,762
 AZL PIMCO Fundamental IndexPLUS Total Return Fund Bank of America $1,255,578
 AZL PIMCO Fundamental IndexPLUS Total Return Fund  Goldman Sachs   $958,858
 AZL S&P 500 Index Fund                             Goldman Sachs   $182,792
 AZL S&P 500 Index Fund                            Lehman Brothers   $75,256
 AZL S&P 500 Index Fund                             Merrill Lynch    $99,308
 AZL S&P 500 Index Fund                            Northern Trust    $30,632
 AZL S&P 500 Index Fund                            Bank of America  $394,033
 AZL S&P 500 Index Fund                            JP Morgan Chase  $314,280
 AZL S&P 500 Index Fund                             State Street     $69,020
 AZL TargetPLUS Balanced Fund                      JP Morgan Chase   $54,693
 AZL TargetPLUS Balanced Fund                       Barclays Bank   $140,365
 AZL TargetPLUS Balanced Fund                       Goldman Sachs    $24,494
 AZL TargetPLUS Equity Fund                        JP Morgan Chase  $849,865
 AZL TargetPLUS Equity Fund                         Barclays Bank   $615,602
 AZL TargetPLUS Growth Fund                        JP Morgan Chase  $303,367
 AZL TargetPLUS Growth Fund                         Barclays Bank   $219,774
 AZL TargetPLUS Growth Fund                         Goldman Sachs    $24,494
 AZL TargetPLUS Moderate Fund                      JP Morgan Chase  $144,350
 AZL TargetPLUS Moderate Fund                       Barclays Bank   $455,700
 AZL TargetPLUS Moderate Fund                      Bank of America   $25,057
 AZL TargetPLUS Moderate Fund                       Goldman Sachs    $24,494



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 AZL Van Kampen Comstock Fund          Bank of America $24,066,958
 AZL Van Kampen Comstock Fund          JP Morgan Chase $13,099,278
 AZL Van Kampen Comstock Fund           Merrill Lynch  $8,204,881
 AZL Van Kampen Comstock Fund           Barclays Bank  $1,118,249
 AZL Van Kampen Equity and Income Fund Bank of America $5,108,321 AZL Van Kampen Equity and Income Fund JP Morgan Chase $19,412,164 AZL Van Kampen Equity and Income Fund Merrill Lynch $3,144,789
 AZL Van Kampen Equity and Income Fund Goldman Sachs $2,150,159 AZL Van Kampen Equity and Income Fund Lehman Brothers $1,945,226

Investment decisions for each Fund of the Trust are made independently from those made for the other Funds or any other portfolio investment company or account managed by the Manager or Subadviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager or Subadviser believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager or Subadviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust, the Manager or Subadviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a Subadviser and, in dealing with its customers, the Manager, its parent and affiliates or a Subadviser will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Citi Fund Services Ohio, Inc. ("CFSO"), whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to an Amended and Restated Services Agreement dated November 1, 2006 (the "Services Agreement").

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Investment Management Agreement, the Subadvisers under the Subadvisory Agreements, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, CFSO performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the



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Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service matrix prices, or where necessary, fair value pricing information or adjustment factors from independent fair value pricing sources on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

Under the terms of the Services Agreement CFSO also provides a variety of compliance services utilized by the Chief Compliance Officer of the Trust.

CFSO receives a fee from each Fund for its services as Administrator, Transfer Agent and Fund Accountant and is reimbursed for certain expenses assumed pursuant to the Services Agreement, aggregated and paid monthly, including (a) a minimum annual base fee of $1,250,000, (b) an asset-based fee, calculated daily and paid monthly, at the annual rate of 0.06% of the combined average daily net assets of the Funds from $550 million to $2 billion; 0.045% of the combined average daily net assets of the Funds from $2 billion to $3 billion; 0.03% of the combined average daily net assets of the Funds from $3 billion to $5 billion; and 0.01% of the combined average daily net assets of the Funds over $5 billion; and (c) a fee of either $5,000 or $7,500 per Fund (depending on the number of securities held by the Fund) for fair value support services. The fees under (b) above are subject to a minimum fee of $50,000 per year for each Fund. From time to time, CFSO may waive all or a portion of the administration fee payable to it by the Funds, either voluntarily or pursuant to applicable statutory expense limitations. In addition, CFSO receives an annual fee of $85,000 from the Trust for compliance services provided under the terms of the Services Agreement.


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For the fiscal year ended December 31, 2008, CFSO was entitled to receive and waived administration fees from the Funds as follows:

FUND                                      SERVICE FEES EARNED SERVICE FEES WAIVED
AIM International Equity Fund                        $153,627                 $ -
BlackRock Capital Appreciation Fund                    23,553                   -
BlackRock Growth Fund                                  58,215                   -
Columbia Mid Cap Value Fund                            39,096                   -
Columbia Small Cap Value Fund                          32,291                   -
Columbia Technology Fund                               30,318                   -
Davis NY Venture Fund                                 254,911                   -
Dreyfus Founders EquityGrowth Fund                     83,260                   -
Enhanced Bond Index Fund
Franklin Small Cap Value Fund                         182,495                   -
Franklin Templeton Founding Strategy Fund
International Index Fund
Jennison 20/20 Focus Fund                             157,113                   -
JPMorgan Large Cap Equity Fund                        180,886                   -
JPMorgan U.S. Equity Fund                              60,766                   -
Mid Cap Index Fund
Money Market Fund                                     237,794                   -
NACM International Fund                                22,317                   -
NACM International Growth Fund
NFJ International Value Fund
OCC Growth Fund
OCC Opportunity Fund                                   79,994                   -
Oppenheimer Global Fund                               100,728                   -
Oppenheimer International Growth Fund                 109,084                   -
PIMCO Total Return Fund                                39,588                   -
Schroder Emerging Markets Equity Fund                  69,082                   -
Schroder International Small Cap Fund                  23,871                   -
S&P 500 Index Fund                                     11,216                   -
Small Cap Stock Index Fund                             11,426                   -
Target Double Play Fund                                18,579                   -
TargetPLUS Balanced Fund                                4,508                   -
TargetPLUS Equity Fund                                 19,195                   -
TargetPLUS Growth Fund                                  6,171                   -
TargetPLUS Moderate Fund                                5,312                   -
Turner Quantitative Small Cap Growth Fund              35,147                   -
VK Comstock Fund                                      321,447                   -
VK Equity and Income Fund                             109,025                   -
VK Global Franchise Fund                              190,572                   -
VK Global Real Estate Fund                             73,887                   -
VK Growth and Income Fund                             163,312                   -
VK Mid Cap Growth Fund                                179,329                   -


The Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term, provided that any such renewal is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the




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Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder.

DISTRIBUTOR
Allianz Life Financial Services, LLC ("ALFS"), an affiliate of the Manager, whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement dated as of August 28, 2007 (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.

The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 23, 2007. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by ALFS on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

Distribution Plan. A Distribution Plan (the "Plan") has been adopted by each of the Funds pursuant to Rule 12b-1 of the Act. Pursuant to the Plan, the Funds may pay directly or reimburse the Distributor monthly in amounts described in the Prospectus for costs and expenses of marketing the shares of the Funds.

The Plan provides for payments by each Fund to the Distributor at an annual rate not to exceed 0.25% of the Fund's average net assets. For the Davis NY Venture Fund, Columbia Small Cap Fund, Schroder Emerging Markets Equity Fund, Oppenheimer Global Fund, JPMorgan U.S. Equity Fund, and S&P 500 Index Fund (the "Multi-Class Funds") payments to the Distributor may be made only on assets attributable to Class 2 Shares.


For the fiscal year or period ended December 31, 2008, the following 12b-1 fees shown as earned and waived for the Funds were:

FUND                                           12B-1 FEES EARNED 12B-1 FEES WAIVED
AIM International Equity Fund                           $869,272                $-
BlackRock Capital Appreciation Fund                      133,127                 -
BlackRock Growth Fund                                    329,588                 -
Columbia Mid Cap Value Fund                              221,669                 -
Columbia Small Cap Value Fund (Class 2)                  182,190                 -
Columbia Technology Fund                                 171,095                 -
Davis NY Venture Fund (Class 2)                        1,443,195                 -
Dreyfus Founders EquityGrowth Fund                       443,546                 -
Enhanced Bond Index Fund
Franklin Small Cap Value Fund                          1,033,540                 -
Franklin Templeton Founding Strategy Plus Fund
International Index Fund
Jennison 20/20 Focus Fund                                888,777                 -



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 JPMorgan Large Cap Equity Fund            1,027,318   -
 JPMorgan U.S. Equity Fund (Class 2)        $343,431   -
 Mid Cap Index Fund
 Money Market Fund                         1,347,690   -
 NACM International Fund                     129,523
 NACM International Growth Fund
 NFJ International Value Fund
 OCC Growth Fund
 OCC Opportunity Fund                        454,038   -
 Oppenheimer Global Fund (Class 2)           569,128   -
 Oppenheimer International Growth Fund       616,791   -
 PIMCO Total Return Fund                     176,849   -
 Schroder Emerging Markets Fund (Class 2)    393,382   -
 Schroder International Small Cap Fund       138,538   -
 S&P 500 Index Fund                           41,171   -
 Small Cap Stock Index Fund                   37,005   -
 Target Double Play Fund                     106,966   -
 TargetPLUS Balanced Fund                     11,849   -
 TargetPLUS Equity Fund                      110,408   -
 TargetPLUS Growth Fund                       35,794   -
 TargetPLUS Moderate Fund                     20,604   -
 Turner Quantitative Small Cap Growth Fund   197,101   -
 VK Comstock Fund                          1,821,371   -
 VK Equity and Income Fund                   616,414   -
 VK Global Franchise Fund                  1,079,431   -
 VK Global Real Estate Fund                  417,835   -
 VK Growth and Income Fund                   922,095   -
 VK Mid Cap Growth Fund                    1,001,846   -


Under the Plan, each Fund pays the Distributor and other securities dealers and other financial institutions and organizations for certain distribution activities. The above amounts represent payments to securities dealers and other financial institutions and organizations for certain distribution services. Amounts received by the Distributor may, additionally, subject to the Plan's maximums, be used to cover certain other costs and expenses related to the distribution of Fund shares and provision of service to Fund shareholders, including: (a) advertising by radio, television, newspapers, magazines, brochures, sales literature, direct mail or any other form of advertising; (b) expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses; (c) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (d) such other similar services as the Trustees determine to be reasonably calculated to result in the sale of shares of the Funds. Each Fund will pay all costs and expenses in connection with the preparation, printing and distribution of the Prospectus to current shareholders and the operation of its Plan(s), including related legal and accounting fees. A Fund will not be liable for distribution expenditures made by the Distributor in any given year in excess of the maximum amount payable under a Plan for that Fund in that year.

The Plan provides that it may not be amended to increase materially the costs which the Funds may bear pursuant to the Plan without shareholder approval and that other material amendments to the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the particular Plan or any related agreement, by vote cast in person at a meeting called for the purpose of considering such amendments. The selection and nomination of the Trustees have been committed to the discretion of the Trustees who are not "interested persons"



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of the Trust. The continuance of the Plan is subject to similar annual approval by the Trustees and the Plan Trustees. The Plan's continuance was most recently approved by the Board of Trustees on October 22, 2008.

The Plan is terminable at any time by a vote of a majority of the Plan Trustees or by vote of the holders of a majority of the shares of the Fund. The Board of Trustees has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan was initially approved by the Board of Trustees, as described above, for each Fund on the dates shown in the table below:


 FUND                                           DATE
 AIM International Equity Fund                  February 27, 2002
 BlackRock Capital Appreciation Fund            February 25, 2005
 BlackRock Growth Fund                          February 27, 2002
 Columbia Mid Cap Value Fund                    February 25, 2006
 Columbia Small Cap Value Fund                  February 27, 2004
 Columbia Technology Fund                       September 6, 2001
 Davis NY Venture Fund                          September 6, 2001
 Dreyfus Founders EquityGrowth Fund             September 6, 2001
 Enhanced Bond Index Fund
 Franklin Small Cap Value Fund                  March 1, 2003
 Franklin Templeton Founding Strategy Plus Fund
 International Index Fund
 Jennison 20/20 Focus Fund                      February 25, 2005
 JPMorgan U.S. Equity Fund                      February 27, 2004
 JPMorgan Large Cap Equity Fund                 April 11, 2001
 Mid Cap Index Fund
 Money Market Fund                              October 6, 1999*
 NACM International Fund                        February 23, 2007
 NACM International Growth Fund
 NFJ International Value Fund
 OCC Growth Fund
 OCC Opportunity Fund                           February 27, 2002
 Oppenheimer Global Fund                        February 27, 2004
 Oppenheimer International Growth Fund          September 6, 2001
 PIMCO Total Return Fund                        February 25, 2006
 Schroder Emerging Markets Equity Fund          February 25, 2006
 Schroder International Small Cap Fund          February 23, 2007
 S&P 500 Index Fund                             February 23, 2007
 Small Cap Index Fund                           February 23, 2007
 Target Double Play Fund                        November 29, 2006
 TargetPLUS Balanced Fund                       February 23, 2007
 TargetPLUS Equity Fund                         November 29, 2006
 TargetPLUS Growth Fund                         February 23, 2007
 TargetPLUS Moderate Fund                       February 23, 2007
 Turner Quantitative Small Cap Growth Fund      February 25, 2005
 VK Comstock Fund                               April 11, 2001
 VK Equity and Income Fund                      February 27, 2004
 VK Global Franchise Fund                       March 1, 2003
 VK Global Real Estate Fund                     February 25, 2006
 VK Growth and Income Fund                      April 11, 2001
 VK Mid Cap Growth Fund                         April 11, 2001


* Approved by the sole shareholder of each class of shares of each of the Fund on October 26, 1999.

CUSTODIAN
Effective as of November 26, 2008, The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees



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paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation and Founders Asset Management LLC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the Securities and Exchange Commission. Each Code has been adopted pursuant to Rule 17j-1 under the 1940 Act.

LICENSING ARRANGEMENTS
AZL FIRST TRUST TARGET DOUBLE PLAY FUND AND AZL TARGETPLUS EQUITY FUND, AND THE EQUITY PORTFOLIOS OF THE AZL TARGETPLUS BALANCED FUND, AZL TARGETPLUS GROWTH FUND, AND AZL TARGETPLUS MODERATE FUND (THE "FIRST TRUST PORTFOLIOS")
In order to use the names of certain companies and their products or services in the strategies used to manage them, the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") rely on licenses granted to First Trust.

 "The Dow(R)," "Dow Jones Industrial Average[SM]," "DJIA[SM]," and "Dow Jones Select Dividend Index[SM]" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by First Trust Advisors L.P. and are used by the First Trust Portfolios under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), Dow Jones & Company, Inc., and First Trust Advisors L.P. Dow Jones does not sponsor, endorse, sell, or promote the First Trust Portfolios, or The
Dow(R) Target Dividend Strategy. Dow Jones makes no representation regarding the advisability of investing in such products.

The First Trust Portfolios are not sponsored, endorsed, sold, or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the First Trust Portfolios or any member of the public regarding the advisability of purchasing the First Trust Portfolios. Dow Jones' only relationship to First Trust and Allianz is the licensing of certain copyrights, trademarks, servicemarks, and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust, Allianz, or the owners of the First Trust Portfolios into consideration in determining, composing or calculating the Dow Jones Industrial Average[SM]. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the First Trust Portfolios to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the First Trust Portfolios.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST,



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ALLIANZ, OWNERS OF THE FIRST TRUST PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE[SM] OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS, OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST OR ALLIANZ.

"Value Line," "The Value Line Investment Survey(R)," and "Value
Line Timeliness Ranking System" are registered trademarks of Value Line, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. and are used by the AZL First Trust Target Double Play Fund and AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "First Trust Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC, "Allianz"), and First Trust Advisors L.P. which is a Licensee of Value Line Publishing, Inc. The First Trust Portfolios and the Value
Line(R) Target 25 Strategy are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the First Trust Portfolios. First Trust Advisors L.P., Allianz, and Allianz Life Insurance Company of North America are not affiliated with any Value Line Company.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust is VLPI's licensing to First Trust of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System") which is composed by VLPI without regard to First Trust, the First Trust Portfolios, the Value Line(R) Target 25 Strategy or any investor. VLPI has no obligation to take the needs of First Trust or any investor in the First Trust Portfolios or the Value Line(R) Target 25 Strategy into consideration in composing the System. The results of the First Trust Portfolios or the Value Line(R) Target 25 Strategy may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the First Trust Portfolios, the Value Line(R) Target 25 Strategy or the timing of the issuance for sale of the First Trust Portfolios or in the calculation of the equations by which the First Trust Portfolios are to be converted into cash. VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING, OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA, OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FIRST TRUST PORTFOLIOS; OR (II) FOR ANY LOSS, DAMAGE, COST, OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR EXEMPLARY DAMAGES IN CONNECTION WITH THE FIRST TRUST PORTFOLIOS OR THE VALUE LINE(R)
TARGET 25 STRATEGY.

"NYSE(R)" is a registered trademark of, and "NYSE International
100 Index(R)" is a registered service mark of, NYSE Group, Inc.
and have been licensed for use for certain purposes by First Trust and are used by the AZL TargetPLUS Equity Fund, and the Equity Portfolios of the AZL TargetPLUS Balanced Fund, AZL TargetPLUS Growth Fund, and AZL TargetPLUS Moderate Fund (the "TargetPLUS Portfolios") under a sublicense agreement among Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust (together with Allianz Life Advisers, LLC,



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"Allianz"), NYSE Group, Inc., and First Trust Advisors L.P. The TargetPLUS Portfolios' strategies, based in part on the NYSE International 100
Index(R), are not sponsored, endorsed, sold or promoted by NYSE
Group, Inc. and NYSE Group, Inc. makes no representation regarding the advisability of investing in the TargetPLUS Portfolios. NYSE Group, Inc. has no relationship to First Trust or Allianz, other than the licensing of the NYSE International 100 Index(R) (the "Index") and its service marks for use in connection the TargetPLUS Portfolios and the NYSE(R)
International Target 25 Strategy.

NYSE GROUP, INC. DOES NOT:
* Sponsor, endorse, sell, or promote the TargetPLUS Portfolios.
* Recommend that any person invest in the TargetPLUS Portfolios or any other securities.
* Have any responsibility or liability for, or make any decisions about, the timing, amount, or pricing of the TargetPLUS Portfolios.
* Have any responsibility or liability for the administration, management, or marketing of the TargetPLUS Portfolios.
* Consider the needs of the TargetPLUS Portfolios or the owners of the TargetPLUS Portfolios in determining, composing, or calculating the Index or have any obligation to do so.

  NYSE GROUP, INC. WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE TARGETPLUS PORTFOLIOS OR THE NYSE(R)
  INTERNATIONAL TARGET 25 STRATEGY.  SPECIFICALLY,
* NYSE GROUP, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND NYSE GROUP, INC. DISCLAIMS ANY WARRANTY ABOUT:
  *  THE RESULTS TO BE OBTAINED BY THE TARGETPLUS PORTFOLIOS OR THE NYSE(R) INTERNATIONAL TARGET 25 STRATEGY, THE
     OWNERS OF THE TARGETPLUS PORTFOLIOS, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE INDEX AND THE DATA INCLUDED IN THE
     INDEX;
  *  THE ACCURACY OR COMPLETENESS OF THE INDEX AND ITS DATA;
  *  THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE INDEX AND ITS DATA;
* NYSE GROUP, INC. WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE INDEX OR ITS DATA;
* UNDER NO CIRCUMSTANCES WILL NYSE GROUP, INC. OR ANY OF ITS AFFILIATES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE,
  SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NYSE GROUP, INC. KNOWS THAT THEY MIGHT OCCUR.
THE LICENSING AGREEMENT THAT PERMITS ALLIANZ TO USE THE FOREGOING TRADEMARKS AND SERVICEMARKS IN CONNECTION WITH THE TARGETPLUS
PORTFOLIOS IS BETWEEN FIRST TRUST AND NYSE GROUP, INC., AND IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE
TARGETPLUS PORTFOLIOS OR ANY OTHER THIRD PARTIES.


The publishers of the DJIA, the Dow Jones Select Dividend Index[SM], the FT30 Index, the Hang Seng Index, the NYSE International 100 Index(R), and the Value Line Timeliness Ranking System are not affiliated with First Trust Advisors L.P., Allianz Life Advisers, LLC, Allianz Variable Insurance Products Trust or Allianz Life Insurance Company of North America and have not participated in creating the AZL First Trust Target Double Play Fund, AZL TargetPLUS Balanced Fund, AZL TargetPLUS Equity Fund, AZL TargetPLUS Growth Fund, or AZL TargetPLUS Moderate Fund, the strategies used to manage any of these Funds, or the selection of securities for these Funds. Except as otherwise noted, none of the index publishers have approved any of the information in the prospectus.

AZL S&P 500 INDEX FUND AND AZL SMALL CAP STOCK INDEX FUND (THE "AZL INDEX
FUNDS")
The AZL S&P 500 Index Fund and AZL Small Cap Stock Index Fund (the "AZL Index Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the AZL Index Funds or any member of the public regarding the advisability of investing in securities generally or in the AZL Index Funds particularly or the ability of the S&P 500 Index and the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to



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the Manager (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index and the S&P SmallCap 600 Index which is determined, composed and calculated by S&P without regard to the Licensee or the AZL Index Funds. S&P has no obligation to take the needs of the Licensee or the owners of the AZL Index Funds into consideration in determining, composing or calculating the S&P 500 Index and the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the AZL Index Funds or the timing of the issuance or sale of the AZL Index Funds or in the determination or calculation of the equation by which the AZL Index Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the AZL Index Funds.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE AZL INDEX FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P SMALLCAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                             ADDITIONAL INFORMATION
DESCRIPTION OF SHARES
The Trust is a Delaware business trust organized on July 13, 1999. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established 48 series, each previously named and defined collectively as the "Funds." Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will be held when required by law, when or at such time as less than a majority of Trustees holding office have been elected by shareholders, or at such other time as the Trustees then in office deem it appropriate to call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

In addition to the 48 separate investment portfolios, the Trust previously offered five additional funds which ceased as an investment option effective May 1, 2002. These funds, the USAZ Strategic Growth Fund, the AZOA Global Opportunities Fund, the AZOA Growth Fund, the AZOA Diversified Assets Fund and the AZOA Fixed Income Fund were merged into four existing USAZ and PIMCO funds on November 15, 2002. The merger was approved by shareholders under a business combination filing with the SEC.



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Certain VIP Funds have been renamed since their inception. The following table includes each VIP Fund's date of inception and any previous names:


INVESTMENT OPTIONS                      FUND    PREVIOUS NAME                     DATES   PREVIOUS NAME                    DATES
                                      INCEPTION
AZL AIM International Equity Fund      5/1/02
AZL BlackRock Capital Appreciation     4/29/05  AZL Jennison Growth Fund         4/29/05
Fund                                                                                to
                                                                                 11/24/08
AZL BlackRock Growth Fund              5/1/02   AZL Legg Mason Growth Fund        4/3/05  USAZ AIM Dent Demographic        5/1/02
                                                                                    to    Trends Fund                        to
                                                                                 1/26/09                                   4/3/05
AZL Columbia Mid Cap Value Fund        5/1/06   AZL Neuberger Berman Regency      5/1/06
                                                Fund                                to
                                                                                 11/24/08
AZL Columbia Small Cap Value Fund      5/3/04   AZL Dreyfus Premier Small Cap     5/3/04
                                                Value Fund                          to
                                                                                 9/22/08
AZL Columbia Technology Fund           11/5/01  AZL Oppenheimer Emerging         12/8/03  USAZ AllianceBernstein          11/5/01
                                                Technologies Fund                   to    Technology Fund                    to
                                                                                  7/6/06                                  12/7/03
AZL Davis NY Venture Fund              11/5/01  USAZ AllianceBernstein Growth    11/5/01
                                                and Income Fund                     to
                                                                                  3/7/04
AZL Dreyfus Founders EquityGrowth      11/5/01  AZL Dreyfus Founders Equity       3/7/04  USAZ AllianceBernstein Large    11/5/01
Fund                                            Growth Fund                         to    Cap Growth Fund                    to
                                                                                  5/1/09                                   3/7/04
AZL Enhanced Bond Index Fund
AZL First Trust Target Double Play    12/27/06
Fund
AZL Franklin Small Cap Value Fund      5/1/03   USAZ PIMCO NFJ Small Cap Value    5/1/03
                                                Fund                                to
                                                                                  4/3/05
AZL Franklin Templeton Founding        4/27/09
Strategy Plus Fund
AZL International Index Fund
AZL Jennison 20/20 Focus Fund          4/29/05
AZL JPMorgan Large Cap Equity Fund     5/5/01   AZL Legg Mason Value Fund        7/26/04  USAZ PIMCO PEA Growth and        5/1/03
                                                                                    to    Income Fund                        to
                                                                                 1/26/09                                  7/26/04
AZL JPMorgan U.S. Equity Fund          5/3/04   AZL Oppenheimer Main Street Fund  5/3/04
                                                                                    to
                                                                                 1/26/09
AZL Mid Cap Index Fund
AZL Money Market Fund                  2/1/00   AZOA Money Market Fund           11/5/01  USAllianz VIP Money Market Fund  2/1/00
                                                                                    to                                       to
                                                                                 4/30/02                                  11/4/01
AZL NACM International Fund            5/1/07
AZL NACM International Growth Fund
AZL NFJ International Value Fund
AZL OCC Growth Fund
AZL OCC Opportunity Fund               5/1/02   AZL Oppenheimer Emerging Growth   5/1/02
                                                Fund                                to
                                                                                 8/27/06
AZL Oppenheimer Global Fund            5/3/04
AZL Oppenheimer International Growth   11/5/01  USAZ Templeton Developed Markets  5/1/02  AZOA Global Opportunities Fund  11/5/01
Fund                                            Fund                                to    (merger)                           to
                                                                                  3/7/04                                  4/30/02
AZL PIMCO Fundamental IndexPLUS Total  5/1/06
Return Fund
AZL Schroder Emerging Markets Equity   5/1/06   AZL Oppenheimer Developing        5/1/06
Fund                                            Markets Fund                        to
                                                                                 12/7/07



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AZL Schroder International Small Cap   5/1/07
Fund
AZL S&P 500 Index Fund                 5/1/07
AZL Small Cap Index Fund               5/1/07
AZL TargetPLUS Balanced Fund           5/1/07
AZL TargetPLUS Equity Fund            12/27/06
AZL TargetPLUS Growth Fund             5/1/07
AZL TargetPLUS Moderate Fund           5/1/07
AZL Turner Quantitative Small Cap     4/29/05  AZL LMP Small Cap Growth 11/7/06 to AZL Salomon Brothers Small Cap     4/29/05 to
Growth Fund                                    Fund                      6/25/07   Growth Fund                         11/6/06
AZL Van Kampen Comstock Fund           5/1/01  USAllianz Comstock Fund  5/1/01 to
                                                                         11/4/01
AZL Van Kampen Equity and Income Fund  5/3/04
AZL Van Kampen Global Franchise Fund   5/1/03
AZL Van Kampen Global Real Estate      5/1/06
Fund
AZL Van Kampen Growth and Income Fund  5/1/01  USAllianz Growth and     5/1/01 to
                                               Income Fund               11/4/01
AZL Van Kampen Mid Cap Growth Fund     5/1/01  USAZ VanKampen Growth    11/5/01 to USAllianz Capital Growth Fund      5/1/01 to
                                               Fund                      4/28/05                                       11/4/01

__________
*Previous Name - USAZ PIMCO Growth and Income Fund, 5/5/01 to 4/30/03.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this Statement of Additional Information, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67% or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31



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of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.


For federal income tax purposes, the following Funds had capital loss carry forwards as of December 31, 2007, which are available to offset future capital gains, if any:
                                                   AMOUNT    EXPIRES
 AZL BlackRock Capital Appreciation Fund           $890,444 12/31/2014
 AZL Columbia Mid Cap Growth Fund                   523,057 12/31/2014
 AZL Columbia Mid Cap Growth Fund                 4,112,229 12/31/2015
 AZL Money Market Fund                                2,395 12/31/2013
 AZL Money Market Fund                                3,920 12/31/2014
 AZL NACM International Fund                      2,031,226 12/31/2015
 AZL Schroder International Small Cap FundFund      569,210 12/31/2015
 AZL TargetPLUS Balanced Fund                        26,139 12/31/2015
 AZL TargetPLUS Moderate Fund                        37,801 12/31/2015


To the extent these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have



                                      102
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a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities



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and related options or futures. Each Fund will limit its activities involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

The Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that each Fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that each Fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such Fund's shareholders. Therefore, the payment of this tax would reduce such Fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is



                                      104
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measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Co. of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or the Distributor voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds may be purchased only through a variable annuity contract or variable life insurance policy, you should carefully review the prospectus of the variable annuity contract or variable life insurance policy you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.

YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the Non-Money Market Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any



                                      105
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undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Non-Money Market Funds will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed duplicating fee.

Holders of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and



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disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2008, are incorporated by reference to the Annual Report to shareholders, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge on the internet by accessing the Allianz Life website at https://www.allianzlife.com or upon written request from Allianz VIP Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust, Allianz Investment Management LLC, and all of the Subadvisers are located in Appendix B to this Statement of Additional Information.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.



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                                   APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the rating categories.



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The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

"D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."



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"TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies;



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certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.



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To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.

"BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



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"BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.







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                       APPENDIX B - PROXY VOTING POLICIES
                   ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
PROXY VOTING POLICY AND PROCEDURES

I.POLICY
  A. Basis for Proxy Voting. Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of its Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
  B. Delegation of Proxy Voting. The Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Fund securities its holds is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund management to the Trust's several Funds (each a "Subadviser"). Accordingly, the Board hereby delegates to each Subadviser the responsibility for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.[1]

[1]This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. 33-8188, 34-47304, IC-25922.

Monitoring Proxy Voting. The Board further delegates to Allianz Investment Management LLC. ("AZIM"), as an integral part of those services provided by AZIM to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser.


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II.PROCEDURES
  A. Subadviser Voting Procedures; Board Oversight. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[2] the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. Such Proxy Voting Policies shall be presented to the Board not later than the first Board meeting scheduled to be held following the date on which Subadvisers are required to comply with Rule 206(4)-6 (Proxy Voting) under the Investment Advisers Act of 1940.[3] The proxy voting policies and procedures of the Subadvisers will be incorporated by reference herein, substantially in the form found in Appendices 1 through 7 to these Policies and Procedures. Proxy Voting Policies or a summary thereof shall be presented to the Board thereafter at least annually and the officers of the Trust shall use reasonable efforts to ensure that the Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
  B. Specific Matters for Review.
       1.Conflict of Interest. The Trust recognizes that there may be instances in which a Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy. In reviewing the adequacy of Proxy Voting Procedures provided to the Trust, the Trust's officers will evaluate the extant to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a conflict of interests, or existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a conflict between the interests of the Subadviser and the Trust would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its proxy voting policies and procedures, due to the existence of a conflict. In these circumstances, and where the Subadviser advises the Trust of such a conflict and its inability to vote, the Trust may direct the Subadviser to vote. In directing a Subadviser to vote, the Trust may rely on one or more of the following considerations: the advice of counsel, or an independent third party; any voting decisions being made by other Subadvisers to the Trust on the same proxy voting decision, where a conflict does not exist; the policies and procedures of the Subadviser that is unable to vote due to the conflict; or, any other consideration affecting the Trust.
     2.Differences Among Proxy Voting Policies. The Trust recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund (or two managed portions of the same Fund) hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of the Trust that such circumstance will not be deemed to suggest improper action on the part of any Subadviser

[2]For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.
[3 ]The effective date of this rule is August 6, 2003.


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C.Voting Record Reporting.
  1. Maintenance of Subadviser Voting Record. No less than annually, the Trust shall obtain from each Subadviser a record of each proxy voted with respect to Fund Securities of each Fund of the Trust served by that Subadviser during the year.[4]
  2. Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to Fund securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.[5]

[4]This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.
[5]As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has a financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

III.REVOCATION
The delegation of the authority to vote proxies relating to Portfolio Securities of any Fund is entirely voluntary and may be revoked by the Trust, acting by resolution of the Board, in whole or in part, at any time.

IV.DISCLOSURES
  A. The Trust shall include in its registration statement:
     1.This policy and the Proxy Voting Procedures, or summaries thereof, of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[6]; and
     2.After June 30, 2004, a statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.[7]

  B. The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
     1.A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to Fund securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.[8]
     2.A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.[9]

[6]This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
[7]This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.
[8]This disclosure shall be included in the report next filed on behalf of the
  Funds after July 15, 2003.
[9]This disclosure shall be included in the report next filed on behalf of the Funds after August 31, 2004.


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                       ALLIANZ INVESTMENT MANAGEMENT LLC
PROXY VOTING POLICY AND PROCEDURES

I.POLICY
A.Basis for Proxy Voting. Allianz Investment Management LLC ("AZIM") as manager of the Allianz Variable Insurance Products Trust (the "Trust") seeks to vote proxies received with respect to the securities held by one or more of the Trust's Funds in a manner that is most likely to maximize the monetary value of the holdings of the relevant Fund and to maximize the likelihood of there being a favorable investment return.
B.Delegation of Proxy Voting. The Allianz Variable Insurance Products Trust
  Board of Trustees (the "Board") recognizes that the right to vote a proxy with respect to the Funds' securities is an asset of a Fund and that the oversight of the effective management of this asset is a part of the Board's oversight responsibility and the obligations of the Trust's officers. The Board further recognizes that the voting of proxies is an integral part of the services provided by those investment advisory organizations retained by the Trust to provide day-to-day Fund portfolio management of the Trust's several Funds (each a "Subadviser"). Accordingly, AZIM hereby delegates to each Subadviser any responsibility it may have for voting proxies held by any Fund of the Trust and for which a Subadviser provides day-to-day Fund management services, subject to the continuing oversight of the Board.[1]
C.Monitoring Proxy Voting. The Board of the Funds has delegated to AZIM, as an integral part of those services provided by AZIM to the Trust pursuant to its agreement with the Trust dated April 27, 2001, the responsibility for receiving appropriate representations that each Subadviser votes proxies received with respect to Fund securities in a manner that is consistent with such Subadviser's fiduciary obligation to the Trust and the proxy voting policies, procedures and guidelines ("Proxy Voting Policies") adopted by such Subadviser. On a quarterly basis, AZIM shall circulate a form to each Subadviser to document any material changes to the Subadvisers' Proxy Voting Policies, to obtain certification that each Subadviser has complied with its adopted policies and is maintaining all records required under both the Investment Company Act of 1940 and the Investment Advisers Act of 1940, and to note how any proxy issues that involved material conflicts of interest were resolved.

II.PROCEDURES
A.Oversight of Subadviser Voting Procedures. The officers of the Trust (or other designated agents of the Trust) shall obtain from each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities)[2] the Proxy Voting Policies adopted by such Subadviser as soon as reasonably practicable following the adoption of these procedures. The Proxy Voting Policies of the Subadvisers incorporated by reference herein. AZIM shall use reasonable efforts to ensure that the Trust Board is notified promptly of any material changes in the Proxy Voting Policies of each Subadviser (other than those Subadvisers retained to provide services to a Fund that holds only fixed income securities).
B.Specific Matters for Review.
  1. Conflict of Interest[3]. AZIM recognizes that there may be instances in which a Subadviser (or affiliated persons of a Subadviser) has a material conflict of interest in a matter presented by a proxy. In reviewing each Subadviser's Proxy Voting Policies, the officers of AZIM will evaluate the extent to which conflicts of interest have been addressed; including the extent to which the existence of pre-determined voting policies have been established such that the Subadviser had limited discretion in making a proxy voting decision in the event of a material conflict of interest, or the existence of other specific decision-making mechanisms to ensure that any decision with respect to a proposal representing a material conflict between the interests of the Subadviser and the security issuer would be effectively insulated from the conflict and the basis for such decision fully documented. In limited circumstances, a Subadviser may be unable to make a decision with regard to a particular proxy vote in accordance with its Proxy Voting Policies, due to the existence of a conflict of interest. In these circumstances, and where the Subadviser advises AZIM of such a conflict and its inability to vote, the AZIM Proxy Committee may direct the manner in which the Subadviser should vote.

[1]This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Releases No. IA-2106.


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[2]For purposes of this policy, an investment in a mutual fund that invests exclusively in fixed income securities shall be treated as though it is a direct investment in fixed income securities.




[[]3]As it is used in this document, the term "conflict of interest" refers to a situation in which the Subadviser (or affiliated persons of the Subadviser) has financial interest in a matter presented by a proxy that may compromise that Subadviser's independence of judgment and action with respect to the voting of the proxy in accordance with this policy.

  2. AZIM Proxy Committee (the "Committee"). The Committee shall consist of two AZIM officers. The Committee will also have an adviser (the "Committee Adviser") appointed from the Legal Department of Allianz Life Insurance Company of North America, AZIM's parent company. The Committee may abstain or refrain from voting proxy issues if:
     o the Committee does not receive timely notification of shareholder meeting,
     o the costs involved with voting the proxy outweigh the benefits of voting the proxy issue, or
     o the Committee does not receive adequate information regarding the proxy issue.

  In the event that the Committee makes a voting decision on a proxy issue:
     o the Committee shall communicate it's voting decision to the Subadviser at least two days before the shareholder meeting,
     o all documents prepared by the Committee regarding the voting decision shall be forwarded to the Subadviser for record keeping purposes, and
     o the Committee Adviser shall make a report to the Trust Board regarding the Committee's voting decision at the next Board meeting.

  In directing a Subadviser to vote, the Committee will adhere to the following guidelines:
     a)If the Subadviser has retained an independent third party proxy agent, the Committee will vote pursuant to the independent proxy agent's recommendation.
     b)If the Subadviser has not retained an independent third party proxy agent, the Committee will review the proxy issue to determine if:
       o the security issuer is an affiliate of, or has a significant current or proposed business relationship with, Allianz Life Insurance Company of North America; or
       o where reasonably practicable, determine if the security issuer has a significant current or proposed business relationship with an affiliate of Allianz Life Insurance Company of North America.
  If such a relationship exists, the Committee will notify the Subadviser that it will abstain from voting the proxy issue.

  If such a relationship does not exist, the Committee may rely on one or more of the following considerations in making a proxy voting decision:
       o the Proxy Voting Policies of the Subadviser that is unable to vote due to the conflict;
       o the advice of an independent third party proxy agent retained by the Committee;
       o any voting decisions being made by other Subadvisers on the same proxy issue;
       o the advice of counsel; or
       o any other consideration affecting the Trust.
  3. Differences Among Proxy Voting Policies. AZIM recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more Subadvisers (e.g. when more than one Fund, or two managed portions of the same Fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant Proxy Voting Policies will result in proxies being voted inconsistently. It is the position of AZIM that such circumstance will not be deemed to suggest improper action on the part of any Subadviser
C.Record Keeping Requirements.
  1. Maintenance of Subadviser Voting Record. AZIM delegates to each Subadviser responsibility for collecting and maintaining a record of each proxy voted with respect to Securities of each Fund of the Trust served by that Subadviser during the year.[4]

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  2. Maintenance of Proxy Records Required by the Investment Advisers Act of 1940 (the "Advisers Act Rule"). AZIM delegates to each Specialist Manger responsibility for collecting and maintaining all records required under the Advisers Act Rule in accordance with the rule. The Subadviser may engage an independent third party proxy agent to assist in these record keeping requirements. These records include:
     o The Subadviser's Proxy Voting Policies;
     o Proxy statements regarding Fund securities;

[4]This record may be provided directly from the Subadviser or accessed via an appropriate electronic means in the manner contemplated under relevant regulations promulgated by the Securities and Exchange Commission.

     o Records of all proxy votes cast including those cast at the instruction of AZIM;
     o Records of written requests for proxy voting information and all written responses to requests for information;
     o Any documents prepared by the Subadviser that were material to making a voting decision, or that memorialize the basis for the decision; and
     o Records sufficient to document proxy issues where the Subadviser experienced a material conflict of interest were resolved in the best interests of the client.

III.REVOCATION
  The delegation of the authority to vote proxies relating to Fund Securities is entirely voluntary and may be revoked by AZIM, acting by resolution of the AZIM Board of Governors, in whole or in part, at any time.

IV.DISCLOSURES
  AZIM shall include in the Trust's registration statement:
  1. This policy and a statement disclosing that this policy is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website[5]; and
  2. After June 30, 2004, a statement disclosing that information regarding how each Subadviser voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling a toll-free telephone number; or through a specified Internet address; or both; and on the SEC website[6].


[5]This disclosure shall be included in the registration statement next filed on behalf of the Trust after July 15, 2003.
[6]This disclosure shall be included in the registration statement next filed on behalf of the Funds after August 31, 2004.


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                      INVESCO AIM CAPITAL MANAGEMENT, INC.
                         PROXY POLICIES AND PROCEDURES



INVESCO AIM PROXY VOTING GUIDELINES

(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").[1]

________________________________________________________________________________

INTRODUCTION

OUR BELIEF

The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.



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IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES

I.  ACCOUNTABILITY
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

   o Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.


      Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.



   o Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.


   o Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.


   o Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.


   o Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.



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   o Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.


   o Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.


   o Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.


   o Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.


         I.                  INCENTIVES
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

   o Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.


   o Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.


   o Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that

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   the price at which employees may acquire stock is at most a 15 percent discount from the market price.


   o Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.


         III.                  CAPITALIZATION
Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

                IV. MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

                V.  ANTI-TAKEOVER MEASURES
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

                VI. SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

                VII.SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY
The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

                VIII.   ROUTINE BUSINESS MATTERS
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.





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SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

EXCEPTIONS

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there



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may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

FOOTNOTES

[1]AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM CHINA FUND, AIM FLOATING RATE FUND, AIM GLOBAL REAL ESTATE FUND, AIM INTERNATIONAL CORE EQUITY FUND, AIM INTERNATIONAL TOTAL RETURN FUND, AIM JAPAN FUND, AIM LIBOR ALPHA FUND, AIM REAL ESTATE FUND, AIM S&P 500 INDEX FUND, AIM SELECT REAL ESTATE INCOME FUND, AIM STRUCTURED CORE FUND, AIM STRUCTURED GROWTH FUND, AIM STRUCTURED VALUE FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, SERIES C and SERIES M are available at our website, http://www.invescoaim.com.


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                       BLACKROCK CAPITAL MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

      These Proxy Voting Policies and Procedures ("Policy") for BlackRock Capital Management, Inc. and its affiliated U.S. registered investment advisers[1] ("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.[2] Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

      When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,[3] whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").[4] When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.[5] It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.



[1]The Policy does not apply to BlackRock Asset Management U.K. Limited and
  BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.
2 In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.
3 Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President,
  Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).
4 DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R.
  2509.94-2
5 Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.


      Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.



      In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.[6] The Committee is comprised of senior



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members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.



6 Subject to the  Proxy  Voting  Policies  of Merrill Lynch Bank & Trust Company
   FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.



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I.    SCOPE OF COMMITTEE RESPONSIBILITIES



  The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.[7]



      The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.



      The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues - such as approval of mergers and other significant corporate transactions - require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).[8]



      While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment
decisions,   BlackRock  believes  portfolio  managers  may  from  time  to  time legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.





[7]The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

[8]The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.



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      The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.[9] All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

      The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

      To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants,  and  other  institutional  investors.  The  services  provided  to
BlackRock  may  include,  but  are  not  limited  to,  in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.



9 The  Committee  may  delegate  the  actual maintenance of such records  to  an
   outside  service  provider.   Currently,  the  Committee  has  delegated  the
   maintenance of such records to Institutional Shareholder Services.



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II.   SPECIAL CIRCUMSTANCES

      ROUTINE CONSENTS. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

      SECURITIES ON LOAN. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

      VOTING PROXIES FOR NON-US COMPANIES. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.



   SECURITIES SOLD AFTER RECORD DATE. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.





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   CONFLICTS OF INTEREST. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").[10] In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:



      * The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and


      * if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.


10Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.



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III.  VOTING GUIDELINES

   The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.



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   A.    BOARDS OF DIRECTORS



   These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.



      The Committee's general policy is to vote:



#   VOTE AND DESCRIPTION
A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who
       *  have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business
       *  voted to implement or renew a "dead-hand" poison pill
       *  ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for  two consecutive years
       *  failed to act on takeover offers where the majority of the shareholders have tendered their shares
       *  are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
       *  on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
       *  sit on more than six boards of public companies
A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
A.3 FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4 AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5 AGAINST proposals supporting cumulative voting
A.6 FOR proposals eliminating cumulative voting


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A.7  FOR proposals supporting confidential voting
A.8  FOR proposals seeking election of supervisory board members
A.9  AGAINST shareholder proposals seeking additional representation of  women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10 AGAINST shareholder proposals for term limits for directors
A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17 FOR proposals to elect account inspectors
A.18 FOR proposals to fix the membership of a Board of Directors at a specified size
A.19 FOR proposals permitting shareholder ability to nominate directors directly
A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21 FOR proposals permitting shareholder ability to remove directors directly
A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly






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B.       AUDITORS



   These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

  The Committee's general policy is to vote:



B.1 FOR approval of independent auditors, except for
    *  auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent
    *  auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's financial situation
    *  on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
B.2 FOR proposals seeking authorization to fix the remuneration of auditors
B.3 FOR approving internal statutory auditors
B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years


   C.    COMPENSATION AND BENEFITS



      These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.



  The Committee's general policy is to vote:





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C.1  IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
C.2  FOR proposals to eliminate retirement benefits for outside directors
C.3  AGAINST proposals to establish retirement benefits for outside directors
C.4  FOR proposals approving the remuneration of directors or of supervisory board members
C.5  AGAINST proposals to reprice stock options
C.6  FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend
     ESPPs if the plan as amended applies to all employees.
C.7  FOR proposals to pay retirement bonuses to directors of Japanese companies unless  the directors have served less than three years
C.8  AGAINST proposals seeking to pay outside directors only in stock
C.9  FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10 AGAINST proposals to ban all future stock or stock option grants to executives
C.11 AGAINST option plans or grants that apply to directors or employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
C.12 FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

   D.    CAPITAL STRUCTURE



      These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.



  The Committee's general policy is to vote:



D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital



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D.2 FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3 FOR management proposals approving share repurchase programs
D.4 FOR management proposals to split a company's stock




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D.5 FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6 FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).


   E.    CORPORATE CHARTER AND BY-LAWS

      These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.



  The Committee's general policy is to vote:



E.1 AGAINST proposals seeking to adopt a poison pill
E.2 FOR proposals seeking to redeem a poison pill
E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4 FOR management proposals to change the company's name


   F.    CORPORATE MEETINGS

These  are  routine  proposals  relating  to   various  requests  regarding  the
formalities of corporate meetings.

The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"
F.2 FOR proposals designating two shareholders to keep minutes of the meeting
F.3 FOR proposals concerning accepting or approving financial statements and statutory reports
F.4 FOR  proposals approving the discharge of management and the supervisory board
F.5 FOR  proposals approving the allocation of income and the dividend
F.6 FOR proposals seeking authorization to file required documents/other formalities
F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8 FOR proposals appointing inspectors of elections
F.9 FOR proposals electing a chair of the meeting


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-------------------------------------------------------------------------------
|F.10| FOR proposals to permit "virtual" shareholder meetings over the Internet|
-------------------------------------------------------------------------------
|F.11| AGAINST proposals to require rotating sites for shareholder meetings    |
-------------------------------------------------------------------------------


   G.    INVESTMENT COMPANIES


      These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.



The Committee's general policy is to vote:



G.1 FOR nominees for director of mutual funds in uncontested elections, except for nominees who
       *  have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business
       *  ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
       *  are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
       *  on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance
G.2 FOR the establishment of new series or classes of shares
G.3 AGAINST proposals to change a fund's investment objective to nonfundamental
G.4 FOR  proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
G.5 AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6 FOR classified boards of closed-end investment companies




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   H.    ENVIRONMENTAL AND SOCIAL ISSUES



      These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.



      The Committee's general policy is to vote:



H.1 AGAINST proposals seeking to have companies adopt international codes of conduct
H.2 AGAINST  proposals seeking to have companies provide non-required reports on:
    *  environmental liabilities;
    *  bank lending policies;
    *  corporate political contributions or activities;
    *  alcohol advertising and efforts to discourage drinking by minors;
    *  costs and risk of doing business in any individual country;
    *   involvement in nuclear defense systems
H.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4 AGAINST proposals seeking implementation of the CERES principles






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                               Notice to Clients



  BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.[11] BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.



  BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.



  These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.









[11]Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52[nd] Street, New York, New York 10022.


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                        COLUMBIA MANAGEMENT ADVISORS, LLC
                              PROXY VOTING POLICY



APPLICABLE REGULATIONS



Rule 206(4)-6 under the Investment Advisers Act of 1940
Form N-PX
ERISA Department of Labor Bulletin 94-2
Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)


EXPLANATION/SUMMARY OF REGULATORY REQUIREMENTS



An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act ("ERISA") accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.



POLICY SUMMARY



Columbia Management Advisors, LLC ("CMA") has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management ("GWIM") Investment Operations Group, as well as to Compliance Risk Management ("CRM") and Legal. CRM and Business groups to whom this policy applies must adopt written procedures to implement this Policy.



POLICY



All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA's proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds' and other funds' boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients' proxy voting records to third parties. Rather, the investment company clients' proxy



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records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30[th] on Form N-PX.



CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.



CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest). CMA's proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.



MEANS OF ACHIEVING COMPLIANCE



I. PROXY COMMITTEE



CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (i.e., Legal representative, CRM representatives, GWIM Investment Operations representatives, etc.) who participate as needed to enable effective execution of the Committee's responsibilities.



The Proxy Committee has established a charter, which sets forth the Committee's purpose, membership and operation. The Proxy Committee's functions include, in part,



      (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;



      (b) review at least annually  of  this  Proxy  Voting  Policy  and  Voting
      Guidelines   to   ensure   consistency   with  internal  policies,  client
      disclosures and regulatory requirements;



      (c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;



      (d) ensure that appropriate disclosure of CMA's Proxy Voting Policy is made to its clients, is disclosed in CMA's Form ADV and is made to the Funds' shareholders; and



      (e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.



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II. CMA'S INVESTMENT ASSOCIATES



Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.



In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.



Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest - Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.



Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.



III. CONFLICTS OF INTEREST



For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate[1], or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients' best interests.



[1]Bank of  America  Corporation  ("BAC"), the ultimate corporate parent of CMA,
 Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.



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For those proxy proposals that: (1) are not addressed by CMA's proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.



In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts of Interest Officer in writing (see Appendix B). CRM will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.



If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:



      o Causing   the   proxies  to  be  voted  in  accordance  with   the
         recommendations of an independent third party (which generally will be CMA's proxy voting agent);
      o Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent; or
      o In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.


Affiliate Investment Companies and Public Companies



CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation ("BAC") or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.



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Management of Conflicts of Interest - Additional Procedures



Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter. CMA's investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.



In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor's conflicts of interest procedures, and will continue to monitor them on an ongoing basis.



CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.



Ownership Limits - Delegation of Proxy Voting to an Independent Third Party



From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer's voting securities that CMA can hold for clients (collectively, "Ownership Limits").



The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA's proxy voting agent.



IV.  PROXY VOTING GUIDELINES



A.  CMA'S PROXY VOTING GUIDELINES - GENERAL PRACTICES.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA's Voting Guidelines.





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B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED BY VOTING GUIDELINES.

A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Vote Recommendation / Proxy Committee Request Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.



C. OTHER PROXY MATTERS

For the following categories, proxies will be voted as stated below:



      1. NEW PROPOSALS. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.



      2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.



      3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.



      4. PROXIES OF INTERNATIONAL ISSUERS. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.



      5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.



      6. PROXY REFERRALS FOR PASSIVE INDEX ACCOUNTS. Proxy Referrals for a security that is held only within a passive index account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA's Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA's Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.





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      7. PROXY VOTING FOR SECURITIES ON LOAN. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.



V. VOTING PROCEDURES



The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group's monitoring will take into account the following elements: (1) periodic review of the proxy vendor's votes to ensure that the proxy vendor is accurately voting consistent with CMA's Voting Guidelines; and (2) review of the fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.



SUPERVISION



Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.



ESCALATION



With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts of Interest Officer.



MONITORING/OVERSIGHT



The Compliance Assessment Team within CRM and/or the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management's compliance with the Proxy Voting Policy.



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RECORDKEEPING



CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30[th]. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:



   o The name of the issuer of the security;
   o The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);
   o The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);
   o The shareholder meeting date;
   o A brief identification of the matter voted on;
   o Whether the matter was proposed by the issuer or by a security holder;
   o Whether the company cast its vote on the matter;
   o How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and
   o Whether the company cast its vote for or against management.


Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.



These records include:



DOCUMENT                                                                                                                RESPONSIBLE
                                                                                                                        PARTY
Proxy Committee Meeting Minutes and Related Materials                                                                   Proxy Group
                                                                                                                        in GWIM
                                                                                                                        Investment
                                                                                                                        Operations
Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions   Proxy Group
and Recommendations (or any other document created by CMA that was material to making a voting decision or that         in GWIM
memorializes the basis for the voting decision)                                                                         Investment
                                                                                                                        Operations
Conflicts of Interest Review Documentation, including Conflicts of Interest Forms                                       Compliance
                                                                                                                        Risk
                                                                                                                        Management
Client Communications Regarding Proxy Matters                                                                           Client
                                                                                                                        Service
                                                                                                                        Group
Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC's EDGAR  Proxy Group
System                                                                                                                  in GWIM
                                                                                                                        Investment
                                                                                                                        Operations




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Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.



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APPENDIX A - CMA'S PROXY VOTING POLICY

CMA'S VOTING GUIDELINES



A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES:



1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

   o Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.
      However, CMA generally will WITHHOLD votes from pertinent director nominees if:



        (i) the board as proposed to be constituted would have more than one-third of its members from management;
        (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);
        (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);
        (iv)  a director serves on more than six public company boards;
        (v) the CEO serves on more than two public company boards other than the company's board.


      On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.



   o Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.


   o Proposals to declassify a board,  absent  special  circumstances that
      would  indicate  that  shareholder  interests  are  better  served   by  a
      classified board structure.






CMA generally will vote FOR:

   o Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

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        *  Established governance standards and guidelines.
        * Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.
        *  Compensation,   as   well  as  audit  and  nominating  (or  corporate
           governance) committees composed entirely of independent directors.
        *  A designated or rotating  presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.
        * Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.
        * The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.
   o Proposals that grant or restore shareholder ability to remove directors with or without cause.
   o Proposals to permit shareholders to elect directors to fill board vacancies.
   o Proposals that encourage directors to own a minimum amount of company stock.
   o Proposals to provide or to restore shareholder appraisal rights.
   o Proposals to adopt cumulative voting.
   o Proposals for the company to adopt confidential voting.


CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.



CMA generally will vote AGAINST:

   o Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.
   o Proposals that give management the ability to alter the size of the board without shareholder approval.
   o Proposals that provide directors may be removed only by supermajority vote.
   o Proposals to eliminate cumulative voting.
   o Proposals which allow more than one vote per share in the election of directors.
   o Proposals that provide that only continuing directors may elect replacements to fill board vacancies.
   o Proposals that mandate a minimum amount of company stock that directors must own.
   o Proposals to limit the tenure of non-management directors.


CMA will vote on a CASE-BY-CASE basis in contested elections of directors.



CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

   o Reimbursement    of   proxy   solicitation   expenses   taking   into
      consideration whether or not CMA was in favor of the dissidents.
   o Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.



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   o CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.


   o CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.


2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.



CMA generally will vote FOR:

   o Proposals  requiring  that  executive   severance   arrangements   be
      submitted for shareholder ratification.
   o Proposals asking a company to expense stock options.
   o Proposals to put option repricings to a shareholder vote.
   o Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.
   o Proposals for the remuneration of auditors if no more than 33% of the compensation costs comes from non audit activity.


CMA generally will vote AGAINST:

   o Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.
   o Proposals to authorize the replacement or repricing of out-of-the money options.
   o Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis


CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.



3. Capitalization

CMA generally will vote FOR:

   o Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.
      For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.


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   o Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.
   o Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.
   o Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.


CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

   o Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:
        *  Whether the company has attained benefits from being publicly traded.
        *  Cash-out value
        *  Balanced interests of continuing vs. cashed-out shareholders
        *  Market reaction to public announcement of transaction


4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:



Poison Pills

   o CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
   o CMA generally votes FOR shareholder proposals to eliminate a poison pill.
   o CMA generally votes AGAINST management proposals to ratify a poison pill.


Greenmail

   o CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.


Supermajority vote

   o CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.


Control Share Acquisition Provisions

      o CMA  will  vote   FOR  proposals  to  opt  out  of  control  share
         acquisition statutes.


6. Other Business Matters

CMA generally will vote FOR:

      o Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

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      o Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.


CMA generally will vote FOR:

   o Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.
   o Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:
        o  Credible reason exists to question:
              * The auditor's independence, as determined by applicable regulatory requirements.
              * The accuracy or reliability of the auditor's opinion as to the company's financial position.
        o Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.
   o Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).
   o Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.


CMA generally will vote AGAINST:

   o Proposals to eliminate the right of shareholders to act by written consent or call special meetings.
   o Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.
   o Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.


CMA will vote AGAINST:

   o Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.


CMA will vote on a CASE-BY-CASE basis:

   o Proposals  to  change  the  location  of  the  company's   state   of
      incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.
   o Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.


CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

   o FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and


   o FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.


7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:


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   o Most stock (scrip) dividend  proposals.   CMA votes AGAINST proposals
      that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
   o Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.
   o Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.
   o Management  proposals  seeking   the   discharge  of  management  and
      supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.
   o Management   proposals   concerning  allocation  of  income  and  the
      distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.
   o Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.


CMA will generally vote FOR proposals to approve Directors' Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.



CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

      o The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.
      o No call/put option agreement exists between the company and the foundation.
      o There is a qualifying offer clause or there are annual management and supervisory board elections.
      o The issuance authority is for a maximum of 18 months.
      o The board of the company-friendly foundation is independent.
      o The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.
      o There are no priority shares or other egregious protective or entrenchment tools.
      o The  company releases its proxy  circular,  with  details  of  the poison pill proposal, at least three weeks prior to the meeting.
      o Art 2:359c  Civil  Code  of  the  legislative  proposal  has  been implemented.



8. INVESTMENT COMPANY MATTERS

Election of Directors:



CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

   o Board structure
   o Attendance at board and committee meetings.


CMA will WITHHOLD votes from directors who:

   o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or
      absence  due  to  company  business.   Participation   via   telephone  is
      acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
   o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
   o Ignore a shareholder proposal this is approved  by  a majority of the votes cast for two consecutive years;
   o Are   interested  directors  and  sit  on  the  audit  or  nominating committee; or

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   o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.


Proxy Contests:



CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

   o Past performance relative to its peers
   o Market in which fund invests
   o Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)
   o Past shareholder activism, board activity and votes on related proposals
   o Strategy of the incumbents versus the dissidents
   o Independence of incumbent directors; director nominees
   o Experience and skills of director nominees
   o Governance profile of the company
   o Evidence of management entrenchment


Converting Closed-end Fund to Open-end Fund:



CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

   o Past performance as a closed-end fund
   o Market in which the fund invests
   o Measures taken by the board to address the discount
   o Past shareholder activism, board activity, and votes on related proposals.


Investment Advisory Agreements:



CMA   will   vote  investment  advisory  agreements  on  a  CASE-BY-CASE  basis, considering the following factors:

   o Proposed and current fee schedules
   o Fund category/investment objective
   o Performance benchmarks
   o Share price performance as compared with peers
   o Resulting fees relative to peers
   o Assignments (where the adviser undergoes a change of control)


Approving New Classes or Series of Shares:



CMA will vote FOR the establishment of new classes or series of shares.



Preferred Stock Proposals:



CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:


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   o Stated specific financing purpose
   o Possible dilution for common shares
   o Whether the shares can be used for antitakeover purposes


Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):



CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

   o Potential competitiveness
   o Regulatory developments
   o Current and potential returns
   o Current and potential risk
CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.



Changing a Fundamental Restriction to a Non-fundamental Restriction:



CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

   o Fund's target investments
   o Reasons given by the fund for the change
   o Projected impact of the change on the portfolio


Change Fundamental Investment Objective to Non-fundamental:



CMA  will  vote  AGAINST proposals to change a fund's investment objective  from
fundamental  to  non-fundamental   unless   management  acknowledges  meaningful
limitations upon its future requested ability to change the objective


Name Change Proposals:



CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

   o Political/economic changes in the target market
   o Consolidation in the target market
   o Current asset composition


Change in Fund's Subclassification:



CMA  will  vote  on  a   CASE-BY-CASE   basis   proposals  to  change  a  fund's
subclassification, considering the following factors:


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   o Potential competitiveness
   o Current and potential returns
   o Risk of concentration
   o Consolidation in target industry


Disposition of Assets/Termination/Liquidation:



CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

   o Strategies employed to salvage the company
   o Past performance of the fund
   o Terms of the liquidation


Changes to the Charter Document:



CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

   o The degree of change implied by the proposal
   o The efficiencies that could result
   o The state of incorporation; net effect on shareholder rights
   o Regulatory standards and implications


CMA will vote FOR:

   o Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)
   o Proposals enabling  the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law
      (including the Investment Company Act of 1940) or interpretations thereunder to require such approval


CMA will vote AGAINST:

   o Proposals enabling the Board to:
         o  Change, without shareholder approval the domicile of the fund
         o Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:



CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

   o Regulations of both states
   o Required fundamental policies of both states
   o The increased flexibility available



Authorizing  the  Board  to Hire and Terminate Subadvisors  Without  Shareholder
Approval:



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CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:



CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

   o Fees charged to comparably sized funds with similar objectives
   o The proposed distributor's reputation and past performance
   o The competitiveness of the fund in the industry
   o Terms of the agreement


Master-Feeder Structure:



CMA will vote FOR the establishment of a master-feeder structure.



MERGERS:



CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

   o Resulting fee structure
   o Performance of both funds
   o Continuity of management personnel
   o Changes in corporate governance and their impact on shareholder rights


Shareholder Proposals to Establish Director Ownership Requirement:



CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.



Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:



CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:



CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

   o Performance of the fund's NAV
   o The fund's history of shareholder relations
   o The performance of other funds under the adviser's management


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APPENDIX B

Conflicts of Interest Disclosure and Certification Form


Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.



Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.





Issuer and Proxy Matter:





   1. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?










   2. Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?










   3. Have you discussed this particular proxy proposal with anyone outside of Columbia Management's investment group[2]?












   [1]Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

   [



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   [2]Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.









   4. Are you aware of any other potential personal conflicts of interest not described above? Please detail below.
   [

      ]



Name:



Signed:



Date:


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APPENDIX C



CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:





Proxy Agenda Item(s)

Description of Item:



(The above information will be pre-populated by the Proxy Department.)



Recommendation (FOR , AGAINST, ABSTAIN) including brief rationale:




Please attach any supporting information other than analysis or reports provided by the Proxy Department.



________________________________________________________________

Signed

BY SIGNING, I AM CERTIFYING THAT I EITHER HAVE NO CONFLICTS OF INTEREST-RELATED INFORMATION TO REPORT OR HAVE SENT A COMPLETED "CONFLICTS OF INTEREST DISCLOSURE AND CERTIFICATION FORM" TO COMPLIANCE RISK MANAGEMENT (CONFLICTS OFFICER).






SEND COMPLETED FORMS TO:



GWIM Investment Operations - Proxy Department

      or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

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                          DAVIS SELECTED ADVISERS, LP
                               (DAVIS ADVISORS')
                      PROXY VOTING POLICIES AND PROCEDURES
Amended as of  June 2, 2006



I. INTRODUCTION

Davis Advisors votes on behalf of its clients in matters of corporate governance through the proxy voting process. Davis Advisors takes its ownership responsibilities very seriously and believes the right to vote proxies for its clients' holdings is a significant asset of the clients. Davis Advisors exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of its clients' investments.



Davis Advisors votes proxies with a focus on the investment implications of each issue. For each proxy vote, Davis Advisors takes into consideration its duty to clients and all other relevant facts available to Davis Advisors at the time of the vote. Therefore, while these guidelines provide a framework for voting, votes are ultimately cast on a case-by-case basis.



Davis Advisors has established a Proxy Oversight Group to oversee voting policies and deal with potential conflicts of interest. In evaluating issues, the Proxy Oversight Group may consider information from many sources, including the portfolio manager for each client account, management of a company presenting a proposal, shareholder groups, and independent proxy research services.



II. GUIDING PRINCIPLES

Proxy voting is a valuable right of company shareholders. Through the voting mechanism, shareholders are able to protect and promote their interests by communicating views directly to the company's board, as well as exercise their right to grant or withhold approval for actions proposed by the board of directors or company management. The interests of shareholders are best served by the following principles when considering proxy proposals:



Creating Value for Existing Shareholders. The most important factors that we consider in evaluating proxy issues are: (i) the Company's or management's long-term track record of creating value for shareholders. In general, we will consider the recommendations of a management with a good record of creating value for shareholders as more credible than the recommendations of managements with a poor record; (ii) whether, in our estimation, the current proposal being considered will significantly enhance or detract from long-term value for existing shareholders; and (iii) whether a poor record of long term performance resulted from poor management or from factors outside of managements control.

Other factors which we consider may include:

(a) Shareholder Oriented Management. One of the factors that Davis Advisors considers in selecting stocks for investment is the presence of shareholder-oriented management. In general, such managements will have a large ownership stake in the company. They will also have a record of taking actions and supporting policies designed to increase the value of the company's shares and thereby enhance shareholder wealth. Davis Advisors' research analysts are active in meeting with top management of portfolio companies and in discussing their views on policies or actions which could enhance shareholder value. Whether management shows evidence of responding to reasonable shareholder suggestions, and otherwise improving general corporate governance, is a factor which may be taken into consideration in proxy voting.


(b) Allow responsible management teams to run the business. Because we try generally to invest with "owner oriented" managements (see above), we vote with the recommendation of management on most routine matters, unless

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circumstances such as long standing poor performance or a change from our initial assessment indicate otherwise. Examples include the election of directors and ratification of auditors. Davis Advisors supports policies, plans and structures that give management teams appropriate latitude to run the business in the way that is most likely to maximize value for owners. Conversely, Davis Advisors opposes proposals that limit management's ability to do this. Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.


(c) Preserve and expand the power of shareholders in areas of corporate governance - Equity shareholders are owners of the business, and company boards and management teams are ultimately accountable to them. Davis Advisors supports policies, plans and structures that promote accountability of the board and management to owners, and align the interests of the board and management with owners. Examples include: annual election of all board members and incentive plans that are contingent on delivering value to shareholders. Davis Advisors generally opposes proposals that reduce accountability or misalign interests, including but not limited to classified boards, poison pills, excessive option plans, and repricing of options.



(d) Support compensation policies that reward management teams appropriately for performance. We believe that well thought out incentives are critical to driving long-term shareholder value creation. Management incentives ought to be aligned with the goals of long-term owners. In our view, the basic problem of skyrocketing executive compensation is not high pay for high performance, but high pay for mediocrity or worse. In situations where we feel that the compensation practices at companies we own are not acceptable, we will exercise our discretion to vote against compensation committee members and specific compensation proposals.



Davis Advisors exercises its professional judgment in applying these principles to specific proxy votes. Exhibit A, "Detailed Proxy Voting Policies" provides additional explanation of the analysis which Davis Advisors may conduct when applying these guiding principles to specific proxy votes.



III. FIDUCIARY DUTIES OF CARE AND LOYALTY

Advisers are fiduciaries. As fiduciaries, advisers must act in the best interests of their clients. Thus, when voting portfolio securities, Davis Advisors must act in the best interest of the client and not in its own interest.



When Davis Advisors has been granted the authority to vote client proxies, Davis Advisors owes the client the duties of "care" and "loyalty":



   (1) The duty of care requires Davis Advisors to monitor corporate actions and vote client proxies if it has undertaken to do so.

      (2) The duty of loyalty requires Davis Advisors to cast the proxy votes in a manner that is consistent with the best interests of the client and not subrogate the client's interest to Davis Advisors' own interests.



IV. DETAILED PROXY VOTING POLICIES

Section II, "Guiding Principles" describe Davis Advisors' pre-determined proxy voting policies. Exhibit A, Detailed Proxy Voting Policies provides greater insight into specific factors which Davis Advisors may sometimes consider.





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V. ENSURING PROXIES ARE VOTED

The Chief Compliance Officer is responsible for monitoring corporate actions and voting client proxies if Davis Advisors has been assigned the right to vote the proxies.



Scope. If a client has not authorized Davis Advisors to vote its proxies, then these Policies and Procedures shall not apply to that client's account. The scope of Davis Advisors' responsibilities with respect to voting proxies are ordinarily determined by Davis Advisors' contracts with its clients, the disclosures it has made to its clients, and the investment policies and objectives of its clients.



COST/BENEFIT ANALYSIS. DAVIS ADVISORS IS NOT REQUIRED TO VOTE EVERY PROXY. THERE MAY BE TIMES WHEN REFRAINING FROM VOTING A PROXY IS IN THE CLIENT'S BEST INTEREST, SUCH AS WHEN DAVIS ADVISORS DETERMINES THAT THE COST OF VOTING THE PROXY EXCEEDS THE EXPECTED BENEFIT TO THE CLIENT. DAVIS ADVISORS SHALL NOT, HOWEVER, IGNORE OR BE NEGLIGENT IN FULFILLING THE OBLIGATION IT HAS ASSUMED TO VOTE CLIENT PROXIES.



Davis Advisors is not expected to expend resources if it has no reasonable expectation that doing so will provide a net benefit to its clients. For example, if clients hold only a small position in a company, or if the company's shares are no longer held by Davis Advisors clients at the time of the meeting, a decision to not vote the proxies, engage management in discussions, or to sell the securities rather than fight the corporate action, may be appropriate, particularly if the issue involved would not significantly affect the value of clients' holdings.



Practical Limitations Relating To Proxy Voting While Davis Advisors uses it best efforts to vote proxies, it may not be practical or possible to vote every client proxy. For example, (i) when a client has loaned securities to a third party and Davis Advisors or the client is unable to recall the securities before record date; (ii) if Davis does not receive the proxy ballot/statement in time to vote the proxy; or (iii) if Davis is unable to meet the requirements necessary to vote foreign securities (e.g., shareblocking).



Errors by Proxy Administrators. Davis Advisors may use a proxy administrator or administrators to cast its proxy votes. Errors made by these entities may be beyond Davis' Advisors' control to prevent or correct.



                                Record of Voting

The Chief Compliance Officer shall maintain records of how client proxies were voted. The Chief Compliance Officer shall also maintain a record of all votes which are inconsistent with Guiding Principles.





         VI. Identifying and Resolving Potential Conflicts of Interest

POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Davis Advisors has business interests that may not be consistent with the best interests of its client. In reviewing proxy issues to identify any potential material conflicts between Davis Advisors' interests and those of its clients, Davis Advisors will consider:




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   (1)Whether Davis Advisors has an economic incentive to vote in a manner that is not consistent with the best interests of its clients. For example, Davis Advisors may have an economic incentive to vote in a manner that would please corporate management in the hope that doing so might lead corporate management to direct more business to Davis Advisors. Such business could include managing company retirement plans or serving as sub-adviser for funds sponsored by the company; or


   (2)Whether there are any business or personal relationships between a Davis Advisors employee and the officers or directors of a company whose securities are held in client accounts that may create an incentive to vote in a manner that is not consistent with the best interests of its clients.


                  Identifying Potential Conflicts of Interest

The Chief Compliance Officer is responsible for identifying potential material conflicts of interest and voting the proxies in conformance with direction received from the Proxy Oversight Group. The Chief Compliance Officer shall bring novel or ambiguous issues before the Proxy Oversight Group for guidance.



Assessing Materiality. Materiality will be defined as the potential to have a significant impact on the outcome of a proxy vote. A conflict will be deemed material If (i) Davis Advisors' clients control more than 2 1/2% of the voting company's eligible vote; and (ii) more than 2 1/2% of Davis Advisors' assets under management are controlled by the voting company. If either part of this two part test is not met, then the conflict will be presumed to be immaterial. Materiality will be judged by facts reasonably available to Davis Advisors at the time the materiality determination is made and Davis Advisors is not required to investigate remote relationships or affiliations.



                   Resolving Potential Conflicts of Interest

The Proxy Oversight Group is charged with resolving material potential conflicts of interest which it becomes aware of. It is charged with resolving conflicts in a manner that is consistent with the best interests of clients. There are many acceptable methods of resolving potential conflicts, and the Proxy Oversight Group shall exercise its judgment and discretion to determine an appropriate means of resolving a potential conflict in any given situation:



   (1)Votes consistent with the Guiding Principles listed in Section II. are presumed to be consistent with the best interests of clients;
   (2)Davis Advisors may disclose the conflict to the client and obtain the client's consent prior to voting the proxy;
   (3)Davis Advisors may obtain guidance from an independent third party;
   (4)The potential conflict may be immaterial; or
   (5)Other reasonable means of resolving potential conflicts of interest which effectively insulate the decision on how to vote client proxies from the conflict.


VII. PROXY OVERSIGHT GROUP

Davis Advisors has established a Proxy Oversight Group, a committee of senior Davis Advisors officers, to oversee voting policies and decisions for clients. The Proxy Oversight Group:



   (1)Establishes, amends, and interprets proxy voting policies and procedures; and
   (2)Resolves conflicts of interest identified by the Compliance Department.


                    Composition of the Proxy Oversight Group

The following are the members of the Proxy Oversight Group. Davis Advisors':


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   (1)A Proxy Analyst as designated by the Chief Investment Officer from time to time;
   (2)Davis Advisors' Chief Compliance Officer; and
   (3)Davis Advisors' Chief Legal Officer.


Two or more members shall constitute a quorum. Meetings may be held by telephone. A vote by a majority of the Proxy Oversight Group shall be binding. Action may be taken without a meeting by memorandum signed by two or more members.



VIII. SHAREHOLDER ACTIVISM

Davis Advisors' fiduciary duties to its clients do not necessarily require Davis Advisors to become a "shareholder activist." As a practical matter, Davis Advisors will determine whether to engage in management discussion based upon its costs and expected benefits to clients.



Prior to casting a single vote, Davis Advisors may use its influence as a large shareholder to highlight certain management practices. Consistent with its fiduciary duties, Davis Advisors may discuss with company management its views on key issues that affect shareholder value. Opening lines of communication with company management to discuss these types of issues can often prove beneficial to Davis Advisors' clients.



IX. OBTAINING COPIES OF DAVIS ADVISORS' PROXY VOTING POLICIES AND PROCEDURES AND/OR HOW PROXIES WERE VOTED

Davis Advisors' clients may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures and/or a record of how their own proxies were voted by writing to:

      Davis Selected Advisers, L.P.

      Attn: Chief Compliance Officer

      2949 East Elvira Road, Suite 101

      Tucson, Arizona, 85706



Information regarding how mutual funds managed by Davis Advisors voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available through the Funds' website (http://www.davisfunds.com, http://www.selectedfunds.com, and http://www.clipperfund.com) and also on the SEC's website at http://www.sec.gov.



No party is entitled to obtain a copy of how proxies other than their own were voted without valid government authority.



X. SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Davis Advisors shall maintain a summary of its Proxy Voting Policies and Procedures which also describes how a client may obtain a copy of Davis Advisors' Proxy Voting Policies and Procedures. This summary shall be included in Davis Advisors' Form ADV Part II, which is delivered to all new clients.



XI. RECORDS

Davis Advisors' Chief Compliance Officer shall retain for the legally required periods the following records:

   (a)Copies of Davis Advisors' Proxy Voting Policies and Procedures and each amendment thereof;

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   (b)Proxy statements received regarding client securities;
   (c)Records of votes Davis Advisors cast on behalf of clients;
   (d)Records of written client requests for proxy voting information and Davis Advisors' response; and
   (e)Any documents prepared by Davis Advisors that were material to making a decision how to vote, or that memorialized the basis of the decision.


XII. AMENDMENTS

Davis Advisors' Proxy Oversight Group may amend these Proxy Voting Policies and Procedures from time to time. Clients shall be notified of material changes.



Exhibit A

                         Davis Selected Advisers, L.P.

                         Detailed Proxy Voting Policies



                            As Amended: June 2, 2006



The Guiding Principles control Davis Advisors' Proxy Voting. Davis Advisors attempts to votes proxies in conformance with the Guiding Principles articulated in Section II of the Proxy Voting Policies and Procedures.



Following is additional explanation of the analysis which Davis Advisors may conduct when applying these Guiding Principles to specific proxy votes. We will NOT vote as indicated below if, in our judgment, the result would be contrary to our Guiding Principles.



   I.   The Board of Directors
   II.  Executive Compensation
   III. Tender Offer Defenses
   IV.  Proxy Contests
   V.   Proxy Contest Defenses
   VI.  Auditors
   VII. Miscellaneous Governance Provisions
   VIII.State of Incorporation
   IX.  Mergers and Corporate Restructuring
   X.   Social and Environmental Issues
   XI.  Capital Structure




  I. The Board of Directors



A. Voting on Director Nominees in Uncontested Elections



   (1)We generally vote with management in the routine election of Directors. As Directors are elected to represent the economic interests of shareholders, our voting on Director Nominees may be shaped by our assessment of a director's record in representing the interests of shareholders. The most important responsibility of a director is the selection, evaluation and compensation of senior management, and we pay particular attention to directors'

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   performance in this area. In assessing a director's performance in selecting and evaluating management, the primary consideration is the company's long-term track record of creating value for shareholders. In terms of their record on compensation, long-term results will also be a key consideration. Philosophically, we look for directors to construct long-term compensation plans that do not allow for senior executives to be excessively compensated if long-term returns to shareholders are poor. We prefer directors to specify the benchmarks or performance hurdles by which they are evaluating management's performance. Appropriate hurdles may include the company's performance relative to its peers and the S&P 500 as well as its cost of equity capital. We expect directors to construct plans such that incentive compensation will not be paid if performance is below these hurdles.
   (2)In addition, we believe that stock option re-pricings and exchanges sever the alignment of employee and shareholder interests. Therefore, we will generally withhold votes for any director of any company that has allowed stock options to be re-priced or exchanged at lower prices in the previous year.
   (3)Directors also bear responsibility for the presentation of a company's financial statements and for the choice of broad accounting policies. We believe directors should favor conservative policies. Such policies may include reasonable pension return assumptions and appropriate accounting for stock based compensation, among others.
   (4)In voting on director nominees, we may also consider the following factors in order of importance:


   (i)long-term corporate performance:;
   (ii)nominee's business background and experience;
   (iii)nominee's investment in the company:
   (iv)nominee's ethical track record:
   (v)whether a poor record of long term performance resulted from poor management or from factors outside of managements control:
   (vi)corporate governance provisions and takeover activity (discussed in Sections III and IV):
   (vii)interlocking directorships: and
   (viii)other relevant information




B. Majority Voting.



We will generally vote for proposals that require a majority vote standard whereby directors must submit their resignation for consideration by the board of directors when they receive less than a majority of the vote cast.



We will review on a case-by-case basis proposals that require directors to receive greater than a majority of the vote cast in order to remain on the board.



C. Cumulative Voting.



We may either support or vote against cumulative voting depending on the specific facts and circumstances.




B. Classification/Declassification of the Board



We generally vote against proposals to classify the board.



We generally vote for proposals to repeal classified boards and to elect all directors annually.



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  II. Executive Compensation



A. Stock Options, Bonus Plans.



In general, we consider executive compensation such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effects. While we generally support management proposals, we oppose compensation plans which we consider to be excessive.



We believe in paying for performance. We recognize that compensation levels must be competitive and realistic and that under a fair system exceptional managers deserve to be paid exceptionally well. Our test to determine whether or not a proposal for long-term incentive compensation is appropriate is based on the following two questions.



   1. Over the long-term, what is the minimum level of shareholder returns below which management's performance would be considered poor?
        o Performance below that of the S&P 500.
        o Performance below a pre-selected group of competitors.
        o Performance below the company's cost of equity capital.
   1. Does the company's proposed incentive compensation plan (including options and restricted stock) allow for the management to receive significant incentive compensation if long-term returns to shareholders fall below the answer specified above?


In most cases, the answer to the first question is unspecified. In virtually all cases, the answer to the second question is "yes," as most companies use non-qualified stock options and restricted stock for the bulk of their long-term compensation. These options and shares will become enormously valuable even if the shares compound at an unacceptably low rate - or actually do not go up at all but are simply volatile - over the long term. A fair system of long-term incentive compensation should include a threshold rate of performance below which incentive compensation is not earned. To the extent that long-term incentive compensation proposals are put to a vote, we will examine the long-term track record of the management team, past compensation history, and use of appropriate performance hurdles.



We will generally vote against any proposal to allow stock options to be re-priced or exchanged at lower prices. We will generally vote against multi-year authorizations of shares to be used for compensation unless the company's past actions have been consistent with these policies. We will generally vote in favor of shareholder proposals advocating the addition of performance criteria to long-term compensation plans.



B. Positive Compensation Practices.



Examples of the positive compensation practices we look for in both selecting companies and deciding how to cast our proxy votes include:

   (1)A high proportion of compensation derived from variable, performance-based incentives;
   (2)Incentive formulas that cut both ways , allowing for outsized pay for outsized performance but ensuring undersized pay when performance is poor;
   (3)Base salaries that are not excessive;

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   (4)Company-wide stock-based compensation grants that are capped at reasonable levels to limit dilution;
   (5)Stock-based compensation that appropriately aligns management incentives with shareholders, with a strong preference for equity plans that have a cost-of-capital charge or escalating strike price feature as opposed to ordinary restricted stock or plain vanilla options;
   (6)Appropriate performance targets and metrics, spelled out in detail in advance of the performance period;
   (7)Full and clear disclosure of all forms of management compensation and stock ownership (including full listing of the dollar value of perquisites, value of CEO change of control and termination provisions, pensions, and detail on management's direct ownership of stock vs. option holdings, ideally presented in a format that is easy to compare and tally rather than tucked away in footnotes);
   (8)Compensation committee members with the experience and wherewithal to make the tough decisions that frequently need to be made in determining CEO compensation;
   (9)Policies that require executives to continue holding a meaningful portion of their equity compensation after vesting/exercise;
   (10) Appropriate cost allocation of charges for stock-based compensation;

   (11) Thoughtful evaluation of the present value tradeoff between options,
   restricted stock and   other types of compensation; and

   (12) Compensation targets that do not seek to provide compensation above the median of the peer group for mediocre performance. We believe this has contributed to the unacceptably high rates of CEO pay inflation.



  III. Tender Offer Defenses




A. POISON PILLS



We will generally vote against management proposals to ratify a poison pill.



We will generally vote for shareholder proposals to redeem a poison pill.



B. Fair Price Provisions



We will generally vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.



We will generally vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.



C. Greenmail



We will generally vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.





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We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.



D. Pale Greenmail



We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.



E. Unequal Voting Rights



We will generally vote against dual class exchange offers.



We will generally vote against dual class recapitalizations.



F. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws



We will generally vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.



We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.



G. Supermajority Shareholder Vote Requirement to Approve Mergers



We will generally vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.



We will generally vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.



H. White Squire Placements



We will generally vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.




                               IV. PROXY CONTESTS



A. Voting for Director Nominees in Contested Elections



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Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:



    * long-term financial performance of the target company relative to its industry

    * management's track record

    * background to the proxy contest

    * qualifications of director nominees (both slates)

    * evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met
    * stock ownership positions



B. Reimburse Proxy Solicitation Expenses



Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.




                           V. PROXY CONTEST DEFENSES



A. Board Structure: Staggered vs. Annual Elections



We will generally vote against proposals to classify the board.



We will generally vote for proposals to repeal classified boards and to elect all directors annually.



B. Shareholder Ability to Remove Directors



We will generally vote against proposals that provide that directors may be removed only for cause.



We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.



We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.



We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.



C. Cumulative Voting





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See discussion under "The Board of Directors".

D. Shareholder Ability to Call Special Meetings



We will generally vote against proposals to restrict or prohibit shareholder ability to call special meetings.



We will generally vote for proposals that remove restrictions on the right of shareholders to act independently of management.



E. Shareholder Ability to Act by Written Consent



We will generally vote against proposals to restrict or prohibit shareholder ability to take action by written consent.



We will generally vote for proposals to allow or make easier shareholder action by written consent.



F. Shareholder Ability to Alter the Size of the Board



We will generally vote for proposals that seek to fix the size of the board.



We will generally vote against proposals that give management the ability to alter the size of the board without shareholder approval.




                                  VI. AUDITORS



A. Ratifying Auditors



We will generally vote for proposals to ratify auditors, unless any of the following apply:

   o An auditor has a financial interest in or association with the company (other than to receive reasonable compensation for services rendered), and is therefore not independent,
   o Fees for non-audit services are excessive, or
   o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


We vote case-by-case on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.


We will generally vote for shareholder proposals asking for audit firm rotation or partner rotation within an audit firm, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company (Sarbanes-Oxley mandates that the partners on a company's audit engagement be subject to five-year term limits).




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  VII. Miscellaneous Governance Provisions



A.Confidential Voting



We will generally vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.



We will generally vote for management proposals to adopt confidential voting.



B.Equal Access



We will generally vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.



C. Bundled Proposals



We review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we will generally vote against the proposals. If the combined effect is positive, we will generally vote for the proposals.



D. Shareholder Advisory Committees



We review on a case-by-case basis proposals to establish a shareholder advisory committee.



E. Stock Ownership Requirements



We will generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board (we prefer Directors to be long-term shareholders). We oppose the awarding of stock options to directors.



F. Term of Office and Independence of Committees



We will generally vote against shareholder proposals to limit the tenure of outside directors.



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We will generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.



G. Director and Officer Indemnification and Liability Protection



Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.



We will generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.



We will generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.



We will generally vote for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.



H. Charitable Contributions



We will generally vote against shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.




I. AGE LIMITS



We will generally vote against shareholder proposals to impose a mandatory retirement age for outside directors.




J. BOARD SIZE



We will generally vote for proposals seeking to fix the board size or designate a range for the board size.



We will generally vote against proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

K. Establish/Amend Nominee Qualifications





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We vote case-by-case on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.



We will generally vote against shareholder proposals requiring two candidates per board seat.




L. FILLING VACANCIES/REMOVAL OF DIRECTORS



We will generally vote against proposals that provide that directors may be removed only for cause.



We will generally vote for proposals to restore shareholder ability to remove directors with or without cause.



We will generally vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.



We will generally vote for proposals that permit shareholders to elect directors to fill board vacancies.



M. OBRA-Related Compensation Proposals



*  Amendments that Place a Cap on Annual Grant or Amend Administrative Features


We will generally vote for plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.



*  Amendments to Added Performance-Based Goals


We will generally vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.



*  Amendments to Increase Shares and Retain Tax Deductions Under OBRA


Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) are evaluated on a case-by-case basis.



*  Approval of Cash or Cash-and-Stock Bonus Plans


We will generally vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA where the compensation plans have been historically consistent with our principles described in Section II of this document.



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N. Shareholder Proposals to Limit Executive and Director Pay



We will generally vote for shareholder proposals that seek additional disclosure of executive and director pay information.



We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.



O. Golden and Tin Parachutes



We will generally vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.



We will generally review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes.



P. Employee Stock Ownership Plans (ESOPs)



We will generally vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).



Q. 401(k) Employee Benefit Plans



We will generally vote for proposals to implement a 401(k) savings plan for employees.




R. Stock Plans in Lieu of Cash



We review plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock on a case-by-case basis.


We will generally vote for plans which provide a dollar-for-dollar cash for stock exchange.



We review plans which do not provide a dollar-for-dollar cash for stock exchange on a case-by-case basis.




S. Director Retirement Plans



We will generally vote against retirement plans for non-employee directors.



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We will generally vote for shareholder proposals to eliminate retirement plans for non-employee directors.




                          VIII. STATE OF INCORPORATION



A. Voting on State Takeover Statutes



We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).



B.Voting on Reincorporation Proposals



Proposals to change a company's state of incorporation are examined on a case-by-case basis.



                    IX. Mergers and Corporate Restructurings



A. Mergers and Acquisitions



Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

   *anticipated financial and operating benefits

   *offer price (cost vs. premium)

   *prospects of the combined companies

   *how the deal was negotiated

   *changes in corporate governance and their impact on shareholder rights



B. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.



C. Spin-offs



Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.



D. Asset Sales



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Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.



E. Liquidations



Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.



F. Appraisal Rights



We will generally vote for proposals to restore, or provide shareholders with, rights of appraisal.



G. Changing Corporate Name



We will generally vote for changing the corporate name.



  X. Social and Environmental Issues



Davis Advisors will generally vote with management on shareholder social and environmental proposals on the basis that their impact on share value is difficult to judge and is therefore best done by management.



  XI. Capital Structure



A. Common Stock Authorization



We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.



We use quantitative criteria that measure the number of shares available for issuance after analyzing the company's industry and performance. Our first step is to determine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after accounting for the requested increase. Shares reserved for legitimate business purposes, such as stock splits or mergers, are subtracted from the pool of shares available. We then compare this percentage to the allowable cap developed for the company's peer group to determine if the requested increase is reasonable. Each peer group is broken down into four quartiles and within each quartile an "allowable increase" for the company is set. The top quartile performers will have the largest allowable increase.



If the requested increase is greater than the "allowable increase" we will generally vote against the proposal.





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B. Reverse Stock Splits



We will review management proposals to implement a reverse stock split on a case-by-case basis. We will generally support a reverse stock split if management provides a reasonable justification for the split.



C. Blank Check Preferred Authorization



We will generally vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.



We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.



We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding we will generally vote against the requested increase. If the company does have preferred shares outstanding we will use the criteria set forth herein.



D. Shareholder Proposals Regarding Blank Check Preferred Stock



We will generally vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.



E. Adjust Par Value of Common Stock



We will generally vote for management proposals to reduce the par value of common stock.



F. Preemptive Rights



We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.



G. Debt Restructurings



We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:



   *Dilution - How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?



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   *Change in Control - Will the transaction result in a change in control of the company?

   *Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?



Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.



H. Share Repurchase Programs



We will generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.




I. DUAL-CLASS STOCK



We will generally vote against proposals to create a new class of common stock with superior voting rights.



We will generally vote for proposals to create a new class of nonvoting or subvoting common stock if:

* It is intended for financing purposes with minimal or no dilution to current shareholders.
* It is not designed to preserve the voting power of an insider or significant shareholder.


J. Issue Stock for Use with Rights Plan



We will generally vote against proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).



K. Preferred Stock




We will generally vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).



We will generally vote for proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).



We will generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.





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We will generally vote against proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.



We vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.




L. RECAPITALIZATION


We vote case-by-case on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.



M. Reverse Stock Splits



We will generally vote for management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.



We will generally vote for management proposals to implement a reverse stock split to avoid delisting.


Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a case-by-case basis.




N. STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS



We will generally vote for management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance.



O. Tracking Stock



Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as a spin-off.






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               DREYFUS CORPORATION - MELLON FINANCIAL CORPORATION
         SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES

Dreyfus, through its participation on the Mellon Financial Corporation's Proxy Policy Committee (the "MPPC"), applies Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

Dreyfus recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Dreyfus seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon's or Dreyfus' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Dreyfus weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options.



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                    THE BANK OF NEW YORK MELLON CORPORATION



                              PROXY VOTING POLICY

                         (Approved:  October 12, 2007)



   1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation ("BNY Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of BNY Mellon (BNY Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


   2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


   3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.


   4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


   5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.


   6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


   With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately



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   by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.



   7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


   8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.


   9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


   10.RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


   11.DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.



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                           FIRST TRUST ADVISORS L.P.
                              PROXY VOTING POLICY

1.It is the Subadviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.
2.The Subadviser shall be responsible for the oversight of a Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.
3.The Subadviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Subadviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Subadviser has adopted these ISS Proxy Voting Guidelines.
4.The Subadviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Subadviser may not vote in accordance with the ISS recommendations if the Subadviser believes that the specific ISS recommendation is not in the best interests of the respective Fund.
5.If the Subadviser manages the assets or pension fund of a company and any of the Subadviser's clients hold any securities in that company, the Subadviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Subadviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Subadviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.
6.If a Fund requests the Subadviser to follow specific voting guidelines or additional guidelines, the Subadviser shall review the request and follow such guidelines, unless the Subadviser determines that it is unable to follow such guidelines. In such case, the Subadviser shall inform the Fund that it is not able to follow the Fund's request.
7.The Subadviser may have clients in addition to the Funds which have provided the Subadviser with discretionary authority to vote proxies on their behalf. In such cases, the Subadviser shall follow the same policies and procedures.

ISS 2007 US Proxy Voting Guidelines

                    ISS 2007 Proxy Voting Guidelines Summary

                       Effective for Meetings Feb 1, 2007

                           Updated December 15, 2006



1. Operational Items

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes "other business."

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.



Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Auditor Indemnification and Limitation of Liability



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Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis.

Factors to be assessed include, but are not limited to:

o The terms of the auditor agreement- the degree to which these agreements impact shareholders' rights;

o Motivation and rationale for establishing the agreements;

o Quality of disclosure; and

o Historical practices in the audit area.

WTHHOLD against members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.



Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent,

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, or

o Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

Non-audit ("other") fees >audit fees + audit-related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns,

refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added to "Other" fees. If the breakout of tax fees cannot be determined, add all tax fees to "Other" fees.



Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

   o The tenure of the audit firm;

   o The length of rotation specified in the proposal;

   o Any significant audit-related issues at the company;

   o The number of Audit Committee meetings held each year;

   o The number of financial experts serving on the committee; and

   o Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.


Change Company Name

Vote FOR proposals to change the corporate name.


Change Date, Time, or Location of Annual Meeting



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Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.


Transact Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

2. Board of Directors:


Voting on Director Nominees in Uncontested Elections

Vote CASE-BY-CASE on director nominees, examining, but not limited to, the following factors:

  o Composition of the board and key board committees;

  o Attendance at board and committee meetings;

  o Corporate governance provisions and takeover activity;

  o Disclosures under Section 404 of Sarbanes-Oxley Act;

  o Long-term company performance relative to a market and peer index;

  o Extent of the director's investment in the company;

  o Existence of related party transactions;

  o Whether the chairman is also serving as CEO;

  o Whether a retired CEO sits on the board;

  o Number of outside boards at which a director serves;

  o Majority vote standard for director elections without a provision to allow for plurality voting when there are more nominees than seats.

WITHHOLD from individual directors who:

  o Attend less than 75 percent of the board and committee meetings without a valid excuse (such as illness, service to the nation, work on behalf of the company);

  o Sit on more than six public company boards;

  o Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

WITHHOLD from the entire board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

  o The company's proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, withhold from all incumbent directors;

  o The company's poison pill has a dead-hand or modified dead-hand feature. Withhold every year until this feature is removed;

  o The board adopts or renews a poison pill without shareholder approval since the beginning of 2005, does not commit to putting it to shareholder vote within 12 months of adoption, or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue;

  o The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year;



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  o The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years;

  o The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

  o At the previous board election, any director received more than 50 percent withhold votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold rate;

  o The company is a Russell 3000 company that underperformed its industry group (GICS group) under the criteria discussed in the section "Performance Test for Directors".

WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Classification of Directors below) when:

  o The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

  o The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

  o The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

  o The full board is less than majority independent.

WITHHOLD from the members of the Audit Committee if:

  o The non - audit fees paid to the auditor are excessive (see discussion under Auditor Ratification);

  o A material weakness identified in the Section 404 Sarbanes-Oxley Act disclosures rises to a level of serious concern; there are chronic internal control issues and an absence of established effective control mechanisms;

  o There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

WITHHOLD from the members of the Compensation Committee if:

  o There is a negative correlation between the chief executive's pay and company performance (see discussion under Equity Compensation Plans);

  o The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

  o The company fails to submit one-time transfers of stock options to a shareholder vote;

  o The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

  o The company has backdated options (see "Options Backdating" policy);

  o The company has poor compensation practices (see "Poor Pay Practices" policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.


2007 Classification of Directors


Inside Director (I)

  o Employee of the company or one of its affiliates[1];

  o Non-employee officer of the company if among the five most highly paid individuals (excluding interim CEO);

  o Listed as a Section 16 officer[2];

  o Current interim CEO;



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  o Beneficial owner of more than 50 percent of the company's voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).


Affiliated Outside Director (AO)

  o Board attestation that an outside director is not independent;

  o Former CEO of the company;

  o Former CEO of an acquired company within the past five years;

  o Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO's employment agreement will be made;[3]

  o Former executive[2] of the company, an affiliate or an acquired firm within the past five years;

  o Executive[2] of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years;

  o Executive, former executive, general or limited partner of a joint venture or partnership with the company;

  o Relative[4] of a current Section 16 officer of company or its affiliates;

  o Relative[4] of a current employee of company or its affiliates where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-
     Section 16 officer in a key strategic role);

  o Relative[4] of former Section 16 officer, of company or its affiliate within the last five years;

  o Currently provides (or a relative[4] provides) professional services[5] to the company, to an affiliate of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year;

  o Employed by (or a relative[4] is employed by) a significant customer or supplier6;

  o Has (or a relative[4] has) any transactional relationship with the company or its affiliates excluding investments in the company through a private placement; [6]

  o Any material financial tie or other related party transactional relationship to the company;

  o Party to a voting agreement to vote in line with management on proposals being brought to shareholder vote;

  o Has (or a relative[4] has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation and Stock Option Committee; [7]

  o Founder 8 of the company but not currently an employee;

  o Is (or a relative[4] is) a trustee, director or employee of a charitable or non-profit organization that receives grants or endowments6 from the company or its affiliates[1].


Independent Outside Director (IO)

No material [9] connection to the company other than a board seat.


Footnotes:

1 "Affiliate" includes a subsidiary, sibling company, or parent company. ISS uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

2 "Executives" (officers subject to Section 16 of the Securities and Exchange
  Act of 1934) include the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division or policy function).

3 ISS will look at the terms of the interim CEO's employment contract to determine if it contains severance pay, longterm health and pension benefits or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. ISS will also consider if a formal search process was underway for a full-time CEO at the time.



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4 "Relative" follows the SEC's new definition of "immediate family members" which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

5 Professional services can be characterized as advisory in nature and generally include the following: investment banking / financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

6 If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction).

7 Interlocks include: (a) executive officers serving as directors on each other's compensation or similar committees (or, in the absence of such a committee, on the board) or (b) executive officers sitting on each other's boards and at least one serves on the other's compensation or similar committees (or, in the absence of such a committee, on the board).

8 The operating involvement of the Founder with the company will be considered.
  Little to no operating involvement may cause ISS to deem the Founder as an independent outsider.

9 For purposes of ISS' director independence classification, "material" will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.


Age Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through mandatory retirement ages.


Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.


Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.


Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless the company meets all of the following criteria:

  o Majority vote standard in director elections, including a carve-out for plurality voting in contested situations;

  o Annually elected board; Two-thirds of the board composed of independent directors;

  o Nominating committee composed solely of independent directors;

  o Confidential voting; however, there may be a provision for suspending confidential voting during proxy contests;

  o Ability of shareholders to call special meetings or act by written consent with 90 days' notice;

  o Absence of superior voting rights for one or more classes of stock;

  o Board does not have the right to change the size of the board beyond a stated range that has been approved by shareholders;



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  o The company has not under-performed its both industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the CEO position within the last three years; and

  o No director received a WITHHOLD vote level of 35% or more of the votes cast in the previous election.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).


Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company's board (i.e. "permissive indemnification") but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

  o If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

  o If only the director's legal expenses would be covered.


Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.


Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders' ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring the position of chair be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

  o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) At a minimum these should include:

     - Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,



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     - Serves as liaison between the chairman and the independent directors,

     - Approves information sent to the board,

     - Approves meeting agendas for the board,

     - Approves meetings schedules to assure that there is sufficient time for discussion of all agenda items,

     - Has the authority to call meetings of the independent directors,

     - If requested by major shareholders, ensures that he is available for consultation and direct communication;

  o Two-thirds independent board;

  o All-independent key committees;

  o Established governance guidelines;

  o The company should not have underperformed both its industry peers and index on both a one-year and three-year total shareholder returns basis*, unless there has been a change in the Chairman/CEO position within that time;

  o The company does not have any problematic governance issues.

* Starting in 2007, the industry peer group used for this evaluation will change from the 4-digit GICS group to the average of the 12 companies in the same 6-digit GICS group that are closest in revenue to the company. To fail, the company must under-perform its index and industry group on all 4 measures (1 and 3 year on industry peers and index).


Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS' definition of independent outsider. (See Classification of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.


Office of the Board

Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communications between shareholders and nonmanagement directors, unless the company has all of the following:

  o Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

  o Effectively disclosed information with respect to this structure to its shareholders;

  o Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

  o The company has an independent chairman or a lead/presiding director, according to ISS' definition. This individual must be made available for periodic consultation and direct communication with major shareholders.


Open Access



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Generally vote FOR reasonably crafted shareholder proposals providing shareholders with the ability to nominate director candidates to be included on management's proxy card, provided the proposal substantially mirrors the SEC's proposed two-trigger formulation (see the proposed "Security Holder Director Nominations" rule (http://www.sec.gov/rules/proposed/34-48626.htm) or ISS' comment letter to the SEC dated 6/13/2003, available on ISS website under Governance Center- ISS Position Papers).


Performance Test for Directors

WITHHOLD from directors of Russell 3000 companies that underperformed relative to their industry peers. The criterion used to evaluate such underperformance is a combination of four performance measures:

One measurement will be a market-based performance metric and three measurements will be tied to the company's operational performance. The market performance metric in the methodology is five-year Total Shareholder Return (TSR) on a relative basis within each four-digit GICS group. The three operational performance metrics are sales growth, EBITDA growth, and pre-tax operating Return on Invested Capital (ROIC) on a relative basis within each four-digit GICS group. All four metrics will be time-weighted as follows: 40 percent on the trailing 12 month period and 60 percent on the 48 month period prior to the trailing 12 months. This methodology emphasizes the company's historical performance over a five-year period yet also accounts for near-term changes in a company's performance.

The table below summarizes the new framework:

Metrics                               Basis of Evaluation                       Weighting 2nd Weighting
Operational Performance                                                                   50%
5-year Average pre-tax operating ROIC Management efficiency in deploying assets 33.3%
5-year Sales Growth                   Top-Line                                  33.3%
5-year EBITDA Growth                  Core-earnings                             33.3%
Sub Total                                                                       100%
Stock Performance                                                                         50%
5-year TSR                            Market
Total                                                                                     100%

Adopt a two-phased approach. In 2007 (Year 1), the worst performers (bottom five percent) within each of the 24 GICS groups will automatically receive cautionary language, except for companies that have already received cautionary language or withhold votes in 2006 under the current policy. The latter may be subject to withhold votes in 2007. For 2008 (Year 2), WITHHOLD votes from director nominees if a company continues to be in the bottom five percent within its GICS group for that respective year and/or shows no improvement in its most recent trailing 12 months operating and market performance relative to its peers in its GICS group. This policy would be applied on a rolling basis going forward.




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Stock Ownership Requirements

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is desired, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE on shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.


Term Limits

Vote AGAINST shareholder or management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

3. Proxy Contests


Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

  o Long-term financial performance of the target company relative to its industry;

  o Management's track record;

  o Background to the proxy contest;

  o Qualifications of director nominees (both slates);

  o Strategic plan of dissident slate and quality of critique against management;

  o Likelihood that the proposed goals and objectives can be achieved (both slates);

  o Stock ownership positions.


Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.


Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.



4. Antitakeover Defenses and Voting Related Issues


Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE on advance notice proposals, supporting those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.


Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.



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Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.


Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  o Shareholders have approved the adoption of the plan; or

  o The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e. the "fiduciary out" provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within twelve months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.



Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within twelve months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  o No lower than a 20% trigger, flip-in or flip-over;

  o A term of no more than three years;

  o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

  o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.


Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.


Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings


Overall Approach

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

  o Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.



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  o Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

  o Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

  o Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

  o Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

  o Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.


Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

  o Purchase price;

  o Fairness opinion;

  o Financial and strategic benefits;

  o How the deal was negotiated;

  o Conflicts of interest;

  o Other alternatives for the business;

  o Non-completion risk.


Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

  o Impact on the balance sheet/working capital;

  o Potential elimination of diseconomies;

  o Anticipated financial and operating benefits;

  o Anticipated use of funds;

  o Value received for the asset;

  o Fairness opinion;

  o How the deal was negotiated;

  o Conflicts of interest.




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Bundled Proposals

Vote CASE-BY-CASE on bundled or "conditional" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.


Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.


Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

  o Dilution to existing shareholders' position;

  o Terms of the offer;

  o Financial issues;

  o Management's efforts to pursue other alternatives;

  o Control issues;

  o Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

  o The reasons for the change;

  o Any financial or tax benefits;

  o Regulatory benefits;

  o Increases in capital structure;

  o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

  o Increases in common or preferred stock in excess of the allowable maximum (see discussion under "Capital Structure");

  o Adverse changes in shareholder rights.


Going Private Transactions (LBOs, Minority Squeezeouts, and Going Dark)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

  o Offer price/premium;

  o Fairness opinion;



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  o How the deal was negotiated;

  o Conflicts of interest;

  o Other alternatives/offers considered; and

  o Non-completion risk.

Vote CASE-BY-CASE on "going dark" transactions, determining whether the transaction enhances shareholder value by taking into consideration:

  o Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

  o Cash-out value;

  o Whether the interests of continuing and cashed-out shareholders are balanced; and

  o The market reaction to public announcement of transaction.


Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

  o Percentage of assets/business contributed;

  o Percentage ownership;

  o Financial and strategic benefits;

  o Governance structure;

  o Conflicts of interest;

  o Other alternatives;

  o Noncompletion risk.


Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

  o Management's efforts to pursue other alternatives;

  o Appraisal value of assets; and

  o The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.


Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition

Vote CASE-BY-CASE on mergers and acquisitions, determining whether the transaction enhances shareholder value by giving consideration to items listed under "Mergers and Corporate Restructurings: Overall Approach."


Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements, taking into consideration:

  o Dilution to existing shareholders' position;

  o Terms of the offer;

  o Financial issues;

  o Management's efforts to pursue other alternatives;

  o Control issues;



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  o Conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.


Spinoffs

Vote CASE-BY-CASE on spin-offs, considering:

  o Tax and regulatory advantages;

  o Planned use of the sale proceeds;

  o Valuation of spinoff;

  o Fairness opinion;

  o Benefits to the parent company;

  o Conflicts of interest;

  o Managerial incentives;

  o Corporate governance changes;

  o Changes in the capital structure.


Value Maximization Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

  o Prolonged poor performance with no turnaround in sight;

  o Signs of entrenched board and management;

  o Strategic plan in place for improving value;

  o Likelihood of receiving reasonable value in a sale or dissolution; and

  o Whether company is actively exploring its strategic options, including retaining a financial advisor.

6. State of Incorporation


Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.


Control Share Cash-out Provisions

Control share cash-out statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.



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Vote FOR proposals to opt out of control share cash-out statutes.


Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company's stock to disgorge, or pay back, to the company any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.


Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.


Freeze-out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.


Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.


Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company's state of incorporation, taking into consideration both financial and corporate governance concerns, including:

  o The reasons for reincorporating;

  o A comparison of the governance provisions;

  o Comparative economic benefits; and

  o A comparison of the jurisdictional laws.

Vote FOR re-incorporation when the economic factors outweigh any neutral or negative governance changes.


Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.


State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

7. Capital Structure




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Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.


Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company's performance and whether the company's ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

  o Rationale;

  o Good performance with respect to peers and index on a five-year total shareholder return basis;

  o Absence of non-shareholder approved poison pill;

  o Reasonable equity compensation burn rate;

  o No non-shareholder approved pay plans; and

  o Absence of egregious equity compensation practices.


Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

  o It is intended for financing purposes with minimal or no dilution to current shareholders;

  o It is not designed to preserve the voting power of an insider or significant shareholder.


Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).


Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.


Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.



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Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

  o More simplified capital structure;

  o Enhanced liquidity;

  o Fairness of conversion terms;

  o Impact on voting power and dividends;

  o Reasons for the reclassification;

  o Conflicts of interest; and

  o Other alternatives considered.


Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.


Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.


Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

  o Adverse governance changes;

  o Excessive increases in authorized capital stock;

  o Unfair method of distribution;

  o Diminution of voting rights;

  o Adverse conversion features;

  o Negative impact on stock option plans; and

  o Alternatives such as spin-off.

8. Executive and Director Compensation


Equity Compensation Plans



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Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  o The total cost of the company's equity plans is unreasonable;

  o The plan expressly permits the repricing of stock options without prior shareholder approval;

  o There is a disconnect between CEO pay and the company's performance;

  o The company's three year burn rate exceeds the greater of 2% and the mean plus 1 standard deviation of its industry group; or

  o The plan is a vehicle for poor pay practices.

Each of these factors is further described below:


Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders' equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers' historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company's allowable cap.


Repricing Provisions

Vote AGAINST plans that expressly permit the repricing of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, WITHHOLD from members of the Compensation Committee who approved and/or implemented an option exchange program by repricing and buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.


Pay-for Performance Disconnect

Generally vote AGAINST plans in which:

  o there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance);

  o the main source of the pay increase (over half) is equity-based, and

  o the CEO is a participant of the equity proposal.

Performance decreases are based on negative one- and three-year total shareholder returns. CEO pay increases are based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, value of non-equity incentive payouts, change in pension value and nonqualified deferred compensation earnings, and all other compensation) increasing over the previous year.



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WITHHOLD votes from the Compensation Committee members when the company has a pay for performance disconnect.

On a CASE-BY-CASE basis, vote for equity plans and FOR compensation committee members with a pay-for-performance disconnect if compensation committee members can present strong and compelling evidence of improved committee performance. This evidence must go beyond the usual compensation committee report disclosure. This additional evidence necessary includes all of the following:

  o The compensation committee has reviewed all components of the CEO's compensation, including the following:

     - Base salary, bonus, long-term incentives;

     - Accumulative realized and unrealized stock option and restricted stock gains;

     - Dollar value of perquisites and other personal benefits to the CEO and the total cost to the company;

     - Earnings and accumulated payment obligations under the company's nonqualified deferred compensation program;

     - Actual projected payment obligations under the company's supplemental executive retirement plan (SERPs).

  o A tally sheet with all the above components should be disclosed for the following termination scenarios:

     - Payment if termination occurs within 12 months: $_____;

     - Payment if "not for cause" termination occurs within 12 months: $_____;

     - Payment if "change of control" termination occurs within 12 months:
       $_____.

  o The compensation committee is committed to providing additional information on the named executives' annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered, as well as the maximum cash bonus payable for superior performance.

The repetition of the compensation committee report does not meet ISS' requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

  o The compensation committee is committed to granting a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-based equity awards do not refer to non-qualified stock options1 or performance-accelerated grants.2 Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.

The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

  o The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company's financial measures.


Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST plans if the company's most recent three-year burn rate exceeds one standard deviation in excess of the industry mean (per the following Burn Rate Table) and is over two percent of common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.



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However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote to WITHHOLD from the compensation committee.

1 Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company's underlying performance.

2 Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).


                              2007 Burn Rate Table

                                                  Russell 3000                  Non-Russell 3000
GICS                       Description            Mean  Standard  Mean + STDEV  Mean  Standard  Mean + STDEV
                                                        Deviation                     Deviation
1010             Energy                           1.37% 0.92%     2.29%         1.76% 2.01%     3.77%
1510             Materials                        1.23% 0.62%     1.85%         2.21% 2.15%     4.36%
2010             Capital Goods                    1.60% 0.98%     2.57%         2.34% 1.98%     4.32%
2020             Commercial Services & Supplies   2.39% 1.42%     3.81%         2.25% 1.93%     4.18%
2030             Transportation                   1.30% 1.01%     2.31%         1.92% 1.95%     3.86%
2510             Automobiles & Components         1.93% 0.98%     2.90%         2.37% 2.32%     4.69%
2520             Consumer Durables & Apparel      1.97% 1.12%     3.09%         2.02% 1.68%     3.70%
2530             Hotels Restaurants & Leisure     2.22% 1.19%     3.41%         2.29% 1.88%     4.17%
2540             Media                            1.78% 0.92%     2.70%         3.26% 2.36%     5.62%
2550             Retailing                        1.95% 1.10%     3.05%         2.92% 2.21%     5.14%
3010, 3020, 3030 Food & Staples Retailing         1.66% 1.25%     2.91%         1.90% 2.00%     3.90%
3510             Health Care Equipment & Services 2.87% 1.32%     4.19%         3.51% 2.31%     5.81%
3520             Pharmaceuticals & Biotechnology  3.12% 1.38%     4.50%         3.96% 2.89%     6.85%
4010             Banks                            1.31% 0.89%      2.20%        1.15% 1.10%     2.25%
4020             Diversified Financials           2.13% 1.64%     3.76%         4.84% 5.03%     9.87%
4030             Insurance                        1.34% 0.88%     2.22%         1.60% 1.96%     3.56%


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4040 Real Estate                           1.21% 1.02% 2.23%  1.21% 1.02% 2.23%
4510 Software & Services                   3.77% 2.05% 5.82%  5.33% 3.13% 8.46%
4520 Technology Hardware & Equipment       3.05% 1.65% 4.70%  3.58% 2.34% 5.92%
4530 Semiconductors & Semiconductor Equip. 3.76% 1.64% 5.40%  4.48% 2.46% 6.94%
5010 Telecommunication Services            1.71% 0.99% 2.70%  2.98% 2.94% 5.92%
5510 Utilities                             0.84% 0.51% 1.35%  0.84% 0.51% 1.35%

For companies that grant both full value awards and stock options to their employees, ISS shall apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

                           Annual Stock Price Volatility
Characteristics                                          Premium
High annual volatility     53% and higher                1 full-value award will count as 1.5 option shares
Moderate annual volatility 25% - 52%                     1 full-value award will count as 2.0 option shares
Low annual volatility      Less than 25%                 1 full-value award will count as 4.0 option shares

Poor Pay Practices

Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

WITHHOLD from compensation committee members, CEO, and potentially the entire board, if the company has poor compensation practices. The following practices, while not exhaustive, are examples of poor compensation practices that may warrant withholding votes:

  o Egregious employment contracts (e.g., those containing multi-year guarantees for bonuses and grants);

  o Excessive perks that dominate compensation (e.g., tax gross-ups for personal use of corporate aircraft);

  o Huge bonus payouts without justifiable performance linkage or proper disclosure;

  o Performance metrics that are changed (e.g., canceled or replaced during the performance period without adequate explanation of the action and the link to performance);

  o Egregious pension/SERP (supplemental executive retirement plan) payouts (e.g., the inclusion of additional years of service not worked or inclusion of performance-based equity awards in the pension calculation);

  o New CEO awarded an overly generous new hire package (e.g., including excessive "make whole" provisions or any of the poor pay practices listed in this policy);



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  o Excessive severance provisions (e.g., including excessive change in control payments);

  o Change in control payouts without loss of job or substantial diminution of job duties;

  o Internal pay disparity;

  o Options backdating (covered in a separate policy); and

  o Other excessive compensation payouts or poor pay practices at the company.

Specific Treatment of Certain Award Types in Equity Plan

Evaluations:


Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.


Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

Other Compensation Proposals and Policies


401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.


Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company's allowable cap. On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board's compensation are met and disclosed in the proxy statement:



  o Director stock ownership guidelines with a minimum of three times the annual cash retainer.

  o Vesting schedule or mandatory holding/deferral period:

     - A minimum vesting of three years for stock options or restricted stock;
       or

     - Deferred stock payable at the end of a three-year deferral period.

  o Mix between cash and equity:

     - A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

     - If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

  o No retirement/benefits and perquisites provided to non-employee directors; and

  o Detailed disclosure provided on cash and equity compensation delivered to each nonemployee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-



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     employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.


Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.


Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).


Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

  o Purchase price is at least 85 percent of fair market value;

  o Offering period is 27 months or less; and

  o The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

  o Purchase price is less than 85 percent of fair market value; or

  o Offering period is greater than 27 months; or

  o The number of shares allocated to the plan is more than ten percent of the outstanding shares.


Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

  o Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

  o Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

  o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value;

  o No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee's contribution, evaluate the cost of the plan against its allowable cap.


Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Vote CASE-BY-CASE on amendments to existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) as long as the plan does not exceed the allowable cap and the plan does not violate any of the supplemental policies.



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Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.


Options Backdating

In cases where a company has practiced options backdating, WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. WITHHOLD from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

  o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

  o Length of time of options backdating;

  o Size of restatement due to options backdating;

  o Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

  o Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.


Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

  o Historic trading patterns--the stock price should not be so volatile that the options are likely to be back "in-the-money" over the near term;

  o Rationale for the re-pricing--was the stock price decline beyond management's control?

  o Is this a value-for-value exchange?

  o Are surrendered stock options added back to the plan reserve?

  o Option vesting--does the new option vest immediately or is there a black-out period?

  o Term of the option--the term should remain the same as that of the replaced option;

  o Exercise price--should be set at fair market or a premium to market;

  o Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company's three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company's stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.


Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock.



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Vote FOR non-employee director only equity plans which provide a dollar-for-dollar cash for stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation.


Transfer Programs of Stock Options

One-time Transfers: WITHHOLD votes from compensation committee members if they fail to submit one-time transfers for to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

  o Executive officers and non-employee directors are excluded from participating;

  o Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

  o There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management's control. A review of the company's historic stock price volatility should indicate if the options are likely to be back "in-the-money" over the near term.


Shareholder Proposals on Compensation


Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.


Compensation Consultants- Disclosure of Board or Company's Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Board committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.


Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


Option Repricing

Vote FOR shareholder proposals to put option repricings to a shareholder vote.


Pay for Superior Performance



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Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company's executive compensation plan for senior executives. The proposals call for:

  o the annual incentive component of the plan should utilize financial performance criteria that can be benchmarked against peer group performance, and provide that no annual bonus be awarded based on financial performance criteria unless the company exceeds the median or mean performance of a disclosed group of peer companies on the selected financial criteria;

  o the long-term equity compensation component of the plan should utilize financial and/or stock price performance criteria that can be benchmarked against peer group performance, and any options, restricted shares, or other equity compensation used should be structured so that compensation is received only when company performance exceeds the median or mean performance of the peer group companies on the selected financial and stock price performance criteria; and

  o the plan disclosure should allow shareholders to monitor the correlation between pay and performance.


Consider the following factors in evaluating this proposal:

  o What aspects of the company's annual and long -term equity incentive programs are performance driven?

  o If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

  o Can shareholders assess the correlation between pay and performance based on the current disclosure?

  o What type of industry and stage of business cycle does the company belong to?


Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.


Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

  o First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a "substantial" portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance based awards.

  o Second, assess the rigor of the company's performance-based equity program. If the bar set for the performance-based program is too low based on the company's historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program's poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.


Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.



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Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

  o The triggering mechanism should be beyond the control of management;

  o The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

  o Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.


Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan
(SERP) by limiting covered compensation to a senior executive's annual salary and excluding of all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.

9. Corporate Responsibility

Consumer Issues and Public Safety


Animal Rights

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

  o The company is conducting animal testing programs that are unnecessary or not required by regulation;

  o The company is conducting animal testing when suitable alternatives are accepted and used at peer firms;

  o The company has been the subject of recent, significant controversy related to its testing programs.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

  o The company has already published a set of animal welfare standards and monitors compliance;

  o The company's standards are comparable to or better than those of peer firms; and

  o There are no serious controversies surrounding the company's treatment of animals.


Drug Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

  o The existing level of disclosure on pricing policies;

  o Deviation from established industry pricing norms;

  o The company's existing initiatives to provide its products to needy consumers;

  o Whether the proposal focuses on specific products or geographic regions.


Drug Reimportation

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation unless such information is already publicly disclosed.



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Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation.


Genetically Modified Foods

Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

  o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

  o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure;

  o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs;

  o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds. Evaluate the following:

  o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;

  o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure;

  o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.


Handguns

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.


HIV/AIDS

Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:

  o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees;

  o The company's existing healthcare policies, including benefits and healthcare access for local workers;

  o Company donations to healthcare providers operating in the region.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, TB, and malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.




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Predatory Lending

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

  o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

  o Whether the company has adequately disclosed the financial risks of its subprime business;

  o Whether the company has been subject to violations of lending laws or serious lending controversies;

  o Peer companies' policies to prevent abusive lending practices.


Tobacco

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

  o Whether the company complies with all local ordinances and regulations;

  o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness;

  o The risk of any health-related liabilities.

Advertising to youth:

  o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;

  o Whether the company has gone as far as peers in restricting advertising;

  o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

  o Whether restrictions on marketing to youth extend to foreign countries.

Cease production of tobacco-related products or avoid selling products to tobacco companies:

  o The percentage of the company's business affected;

  o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spin-off tobacco-related businesses:

  o The percentage of the company's business affected;

  o The feasibility of a spin-off;

  o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.


Toxic Chemicals

Generally vote FOR resolutions requesting that a company discloses its policies related to toxic chemicals.

Vote CASE-BY-CASE on resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals, considering:

  o Current regulations in the markets in which the company operates;



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  o Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

  o The current level of disclosure on this topic.

Generally vote AGAINST resolutions requiring that a company reformulate its products within a certain timeframe unless such actions are required by law in specific markets.

Environment and Energy


Arctic National Wildlife Refuge

Generally vote AGAINST request for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

  o New legislation is adopted allowing development and drilling in the ANWR region;

  o The company intends to pursue operations in the ANWR; and

  o The company does not currently disclose an environmental risk report for their operations in the ANWR.


CERES Principles

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

  o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;

  o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;

  o Environmentally conscious practices of peer companies, including endorsement of CERES;

  o Costs of membership and implementation.


Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company's operations unless:

  o The company already provides current, publicly-available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

  o The company's level of disclosure is comparable to or better than information provided by industry peers; and

  o There are no significant fines, penalties, or litigation associated with the company's environmental performance.


Concentrated Area Feeding Operations (CAFOs)

Vote FOR resolutions requesting that companies report to shareholders on the risks and liabilities associated with CAFOs unless:

  o The company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or

  o The company does not directly source from CAFOs.


Environmental-Economic Risk Report

Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:

  o The feasibility of financially quantifying environmental risk factors;

  o The company's compliance with applicable legislation and/or regulations regarding environmental performance;

  o The costs associated with implementing improved standards;



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  o The potential costs associated with remediation resulting from poor environmental performance; and

  o The current level of disclosure on environmental policies and initiatives.


Environmental Reports

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.


Global Warming

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company's line of business.

Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.


Kyoto Protocol Compliance

Generally vote FOR resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets unless:

  o The company does not maintain operations in Kyoto signatory markets;

  o The company already evaluates and substantially discloses such information; or,

  o Greenhouse gas emissions do not significantly impact the company's core businesses.


Land Use

Generally vote AGAINST resolutions that request the disclosure of detailed information on a company's policies related to land use or development unless the company has been the subject of recent, significant fines or litigation stemming from its land use.


Nuclear Safety

Generally vote AGAINST resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods unless:

  o The company does not have publicly disclosed guidelines describing its policies and procedures for addressing risks associated with its operations;

  o The company is non-compliant with Nuclear Regulatory Commission (NRC) requirements; or

  o The company stands out amongst its peers or competitors as having significant problems with safety or environmental performance related to its nuclear operations.


Operations in Protected Areas

Generally vote FOR requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges unless:

  o The company does not currently have operations or plans to develop operations in these protected regions; or,

  o The company provides disclosure on its operations and environmental policies in these regions comparable to industry peers.


Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

  o The nature of the company's business and the percentage affected;



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  o The extent that peer companies are recycling;

  o The timetable prescribed by the proposal;

  o The costs and methods of implementation;

  o Whether the company has a poor environmental track record, such as violations of federal and state regulations.


Renewable Energy

In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company's line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management's evaluation of the feasibility and financial impact that such programs may have on the company.


Sustainability Report

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

  o The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

  o The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

General Corporate Issues


Charitable/Political Contributions

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

  o The company is in compliance with laws governing corporate political activities; and

  o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company's political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company's political contributions considering:

  o Recent significant controversy or litigation related to the company's political contributions or governmental affairs; and

  o The public availability of a policy on political contributions.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.


Disclosure of Lobbying Expenditures/Initiatives



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Vote CASE-BY-CASE on proposals requesting information on a company's lobbying initiatives, considering any significant controversy or litigation surrounding a company's public policy activities, the current level of disclosure on lobbying strategy, and the impact that the policy issue may have on the company's business operations.


Link Executive Compensation to Social Performance

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

  o The relevance of the issue to be linked to pay;

  o The degree that social performance is already included in the company's pay structure and disclosed;

  o The degree that social performance is used by peer companies in setting pay;

  o Violations or complaints filed against the company relating to the particular social performance measure;

  o Artificial limits sought by the proposal, such as freezing or capping executive pay

  o Independence of the compensation committee;

  o Current company pay levels.


Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

  o Risks associated with certain international markets;

  o The utility of such a report to shareholders;

  o The existence of a publicly available code of corporate conduct that applies to international operations.

Labor Standards and Human Rights


China Principles

Vote AGAINST proposals to implement the China Principles unless:

  o There are serious controversies surrounding the company's China operations; and

  o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).


Country-specific Human Rights Reports

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

  o The nature and amount of company business in that country;

  o The company's workplace code of conduct;

  o Proprietary and confidential information involved;

  o Company compliance with U.S. regulations on investing in the country;

  o Level of peer company involvement in the country.


International Codes of Conduct/Vendor Standards



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Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

  o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent;

  o Agreements with foreign suppliers to meet certain workplace standards;

  o Whether company and vendor facilities are monitored and how;

  o Company participation in fair labor organizations;

  o Type of business;

  o Proportion of business conducted overseas;

  o Countries of operation with known human rights abuses;

  o Whether the company has been recently involved in significant labor and human rights controversies or violations;

  o Peer company standards and practices;

  o Union presence in company's international factories.

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

  o The company does not operate in countries with significant human rights violations;

  o The company has no recent human rights controversies or violations; or

  o The company already publicly discloses information on its vendor standards compliance.


MacBride Principles

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

  o Company compliance with or violations of the Fair Employment Act of 1989;

  o Company antidiscrimination policies that already exceed the legal requirements;

  o The cost and feasibility of adopting all nine principles;

  o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles);

  o The potential for charges of reverse discrimination;

  o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted;

  o The level of the company's investment in Northern Ireland;

  o The number of company employees in Northern Ireland;

  o The degree that industry peers have adopted the MacBride Principles;

  o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

Military Business


Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.


Landmines and Cluster Bombs



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Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

  o Whether the company has in the past manufactured landmine components;

  o Whether the company's peers have renounced future production.

  o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

  o What weapons classifications the proponent views as cluster bombs;

  o Whether the company currently or in the past has manufactured cluster bombs or their components;

  o The percentage of revenue derived from cluster bomb manufacture;

  o Whether the company's peers have renounced future production.


Nuclear Weapons

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.


Operations in Nations Sponsoring Terrorism (e.g., Iran)

Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in a terrorism-sponsoring state, taking into account current disclosure on:

  o The nature and purpose of the operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption;

  o Compliance with U.S. sanctions and laws.


Spaced-Based Weaponization

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

  o The information is already publicly available; or

  o The disclosures sought could compromise proprietary information.

Workplace Diversity


Board Diversity

Generally vote FOR reports on the company's efforts to diversify the board, unless:

  o The board composition is reasonably inclusive in relation to companies of similar size and business; or

  o The board already reports on its nominating procedures and diversity initiatives.

Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or non-discrimination policies.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

  o The degree of board diversity;

  o Comparison with peer companies;

  o Established process for improving board diversity;

  o Existence of independent nominating committee;



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  o Use of outside search firm;

  o History of EEO violations.


Equal Employment Opportunity (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

  o The company has well-documented equal opportunity programs;

  o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

  o The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.


Glass Ceiling

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

  o The composition of senior management and the board is fairly inclusive;

  o The company has well-documented programs addressing diversity initiatives and leadership development;

  o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and

  o The company has had no recent, significant EEO-related violations or litigation.


Sexual Orientation

Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. Mutual Fund Proxies


Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.


Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

  o Past performance as a closed-end fund;

  o Market in which the fund invests;

  o Measures taken by the board to address the discount; and

  o Past shareholder activism, board activity, and votes on related proposals.


Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

  o Past performance relative to its peers;



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  o Market in which fund invests;

  o Measures taken by the board to address the issues;

  o Past shareholder activism, board activity, and votes on related proposals;

  o Strategy of the incumbents versus the dissidents;

  o Independence of directors;

  o Experience and skills of director candidates;

  o Governance profile of the company;

  o Evidence of management entrenchment.


Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

  o Proposed and current fee schedules;

  o Fund category/investment objective;

  o Performance benchmarks;

  o Share price performance as compared with peers;

  o Resulting fees relative to peers;

  o Assignments (where the advisor undergoes a change of control).


Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.


Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

  o Stated specific financing purpose;

  o Possible dilution for common shares;

  o Whether the shares can be used for antitakeover purposes.


1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

  o Potential competitiveness;

  o Regulatory developments;

  o Current and potential returns; and

  o Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.


Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

  o The fund's target investments;

  o The reasons given by the fund for the change; and



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  o The projected impact of the change on the portfolio.


Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.


Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

  o Political/economic changes in the target market;

  o Consolidation in the target market; and

  o Current asset composition.


Change in Fund's Subclassification

Vote CASE-BY-CASE on changes in a fund's sub-classification, considering the following factors:

  o Potential competitiveness;

  o Current and potential returns;

  o Risk of concentration;

  o Consolidation in target industry.


Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

  o Strategies employed to salvage the company;

  o The fund's past performance;

  o The terms of the liquidation.


Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

  o The degree of change implied by the proposal;

  o The efficiencies that could result;

  o The state of incorporation;

  o Regulatory standards and implications.

Vote AGAINST any of the following changes:

  o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

  o Removal of shareholder approval requirement for amendments to the new declaration of trust;

  o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

  o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares;

  o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

  o Removal of shareholder approval requirement to change the domicile of the fund.


Changing the Domicile of a Fund



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Vote CASE-BY-CASE on re-incorporations, considering the following factors:

  o Regulations of both states;

  o Required fundamental policies of both states;

  o The increased flexibility available.


Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.


Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

  o Fees charged to comparably sized funds with similar objectives;

  o The proposed distributor's reputation and past performance;

  o The competitiveness of the fund in the industry;

  o The terms of the agreement.


Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.


Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

  o Resulting fee structure;

  o Performance of both funds;

  o Continuity of management personnel;

  o Changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals for Mutual Funds


Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.


Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.


Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

  o Performance of the fund's Net Asset Value (NAV);

  o The fund's history of shareholder relations;

  o The performance of other funds under the advisor's management.


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                         FOUNDERS ASSET MANAGEMENT LLC
PROXY VOTING
Founders, through its participation on BNY Mellon's Proxy Policy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the AZIM Dreyfus Founders Equity Growth Fund.
Founders recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders. Founders seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Founders and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Fund), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.
All proxies received by the Fund are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon's or Founders' policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote. Additionally, the PPC may review proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Founders weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.
When evaluating proposals, the PPC recognizes that the management of a publicly held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.
On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.
In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.



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                    THE BANK OF NEW YORK MELLON CORPORATION



                              PROXY VOTING POLICY

                         (Approved:  October 12, 2007)



   1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by certain of the investment advisory subsidiaries of The Bank of New York Mellon Corporation ("BNY Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of BNY Mellon (BNY Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


   2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, a Subsidiary weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


   3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.


   4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


   5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.


   6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


   With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately



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   by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.



   7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the BNY Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


   8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and Fund securities.


   9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


   10.RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


   11.DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the shareholder meeting has concluded.




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                        FRANKLIN ADVISORY SERVICES, LLC
                       PROXY VOTING POLICIES & PROCEDURES



RESPONSIBILITY OF INVESTMENT MANAGER TO VOTE PROXIES



Franklin Advisory Services, LLC (hereinafter "Investment Manager") has delegated its administrative duties with respect to voting proxies to the Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including but not limited to legal and compliance activities. Proxy duties consist of analyzing proxy statements of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by Investment Manager) that has either delegated proxy voting administrative responsibility to Investment Manager or has asked for information and/or recommendations on the issues to be voted. The Proxy Group will process proxy votes on behalf of, and Investment Manager votes proxies solely in the interests of, separate account clients, Investment Manager-managed mutual fund shareholders, or, where employee benefit plan assets are involved, in the interests of the plan participants and beneficiaries (collectively, "Advisory Clients") that have properly delegated such responsibility or will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about Investment Manager's views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of Investment Manager.



HOW INVESTMENT MANAGER VOTES PROXIES



FIDUCIARY CONSIDERATIONS

All proxies received by the Proxy Group will be voted based upon Investment Manager's instructions and/or policies. To assist it in analyzing proxies, Investment Manager subscribes to RiskMetrics Group ("RiskMetrics"), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, record keeping and vote disclosure services. In addition, Investment Manager subscribes to Glass Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics' and/or Glass Lewis' analyses are thoroughly reviewed and considered in making a final voting decision, Investment Manager does not consider recommendations from RiskMetrics, Glass Lewis, or any other third party to be determinative of Investment Manager's ultimate decision. As a matter of policy, the officers, directors and employees of Investment Manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.



CONFLICTS OF INTEREST

All conflicts of interest will be resolved in the interests of the Advisory Clients. Investment Manager is an affiliate of a large, diverse financial services firm with many affiliates and makes its best efforts to avoid conflicts of interest. However, conflicts of interest can arise in situations where:



      1.The issuer is a client[[[1]] of Investment Manager or its affiliates;



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      2.The issuer is a vendor whose products or services are material or significant to the business of Investment Manager or its affiliates;


      3.The issuer is an entity participating to a material extent in the distribution of investment products advised, administered or sponsored by Investment Manager or its affiliates (e.g., a broker, dealer or bank);[[[2]]


      4.An Access Person[[[3]] of Investment Manager or its affiliates also serves as a director or officer of the issuer;


      5.A director or trustee of Franklin Resources, Inc. or of a Franklin
        Templeton investment product, or an immediate family member[[[4]] of such director or trustee, also serves as an officer or director of the issuer; or


      6.The issuer is Franklin Resources, Inc. or any of its proprietary investment products.


Nonetheless, even though a potential conflict of interest exists, the Investment Manager may vote in opposition to the recommendations of an issuer's management.



Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients with the Investment Manager's recommendation regarding the vote for approval. If the conflict is not resolved by the Advisory Client, the Proxy Group may refer the matter, along with the recommended course of action by the Investment Manager, if any, to a Proxy Review Committee comprised of representatives from the Portfolio Management (which may include portfolio managers and/or research analysts employed by Investment Manager), Fund Administration, Legal and Compliance Departments within Franklin Templeton for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis, or those of another independent third party provider of proxy services or send the proxy directly to the relevant Advisory Clients.

Where the Proxy Group or the Proxy Review Committee refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees or a committee of the board in the case of a U. S. registered mutual fund, the conducting officer in the case of an open-ended collective investment scheme formed as a Soci{e'}t{e'} d'investissement {a`} capital variable (SICAV), the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. The Proxy Group or the



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Proxy Review Committee may determine to vote all shares held by Advisory Clients in accordance with the instructions of one or more of the Advisory Clients.



The Proxy Review Committee may independently review proxies that are identified as presenting material conflicts of interest; determine the appropriate action to be taken in such situations (including whether to defer to an independent third party or refer a matter to an Advisory Client); report the results of such votes to Investment Manager's clients as may be requested; and recommend changes to the Proxy Voting Policies and Procedures as appropriate.



The Proxy Review Committee will also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Proxy Review Committee may consider various factors in deciding whether to vote such proxies, including Investment Manager's long-term view of the issuer's securities for investment, or it may defer the decision to vote to the applicable Advisory Client.



Where a material conflict of interest has been identified, but the items on which the Investment Manager's vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) "Other Business" without describing the matters that might be considered, or (3) items the Investment Manager wishes to vote in opposition to the recommendations of an issuer's management, the Proxy Group may defer to the vote recommendations of the Investment Manager rather than sending the proxy directly to the relevant Advisory Clients for approval.



To avoid certain potential conflicts of interest, the Investment Manager will employ echo voting, if possible, in the following instances: (1) when a Franklin Templeton investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(E), (F), or (G) of the Investment Company Act of 1940, as amended, or pursuant to an SEC exemptive order; (2) when a Franklin Templeton investment company invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order ("cash sweep arrangement"); or (3) when required pursuant to an account's governing documents or applicable law. Echo voting means that the Investment Manager will vote the shares in the same proportion as the vote of all of the other holders of the fund's shares.



WEIGHT GIVEN MANAGEMENT RECOMMENDATIONS

One of the primary factors Investment Manager considers when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that Investment Manager considers in determining how proxies should be voted. However, Investment Manager does not consider recommendations from management to be determinative of Investment Manager's ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and Investment Manager will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.



THE PROXY GROUP



The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members are devoted to proxy voting administration and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from RiskMetrics, Glass Lewis, or other sources. The Proxy Group maintains a log of all shareholder meetings that are scheduled for companies whose securities are held by Investment Manager's managed



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funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the meeting notice, agenda, RiskMetrics and/or Glass Lewis analyses, recommendations and any other available information. Except in situations identified as presenting material conflicts of interest, Investment Manager's research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, RiskMetrics and/or Glass Lewis analyses, their knowledge of the company and any other information readily available. In situations where the Investment Manager has not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may defer to the vote recommendations of an independent third party provider of proxy services. Except in cases where the Proxy Group is deferring to the voting recommendation of an independent third party service provider, the Proxy Group must obtain voting instructions from Investment Manager's research analyst, relevant portfolio manager(s), legal counsel and/or the Advisory Client or Proxy Review Committee prior to submitting the vote.



GENERAL PROXY VOTING GUIDELINES



Investment Manager has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its Advisory Clients, Investment Manager reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Investment Manager may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the Advisory Clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Investment Manager anticipate all future situations. Corporate governance issues are diverse and continually evolving and Investment Manager devotes significant time and resources to monitor these changes.



INVESTMENT MANAGER'S PROXY VOTING POLICIES AND PRINCIPLES



Investment Manager's proxy voting positions have been developed based on years of experience with proxy voting and corporate governance issues. These principles have been reviewed by various members of Investment Manager's organization, including portfolio management, legal counsel, and Investment Manager's officers. The Board of Directors of Franklin Templeton's U.S.- registered mutual funds will approve the proxy voting policies and procedures annually.



The following guidelines reflect what Investment Manager believes to be good corporate governance and behavior:



BOARD OF DIRECTORS: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Investment Manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Investment Manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Investment Manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. Investment Manager will review the issue of separating Chairman and CEO positions on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Investment Manager evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. The Investment Manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the Investment Manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.





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RATIFICATION OF AUDITORS: In light of several high profile accounting scandals, Investment Manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, Investment Manager will examine proposals relating to non-audit relationships and non-audit fees. Investment Manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.



MANAGEMENT & DIRECTOR COMPENSATION: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Investment Manager believes that executive compensation should be directly linked to the performance of the company. Investment Manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Investment Manager reviews the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plan. Investment Manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment "evergreen" feature. Investment Manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 5% or less.



Severance compensation arrangements will be reviewed on a case-by-case basis, although Investment Manager will generally oppose "golden parachutes" that are considered excessive. Investment Manager will normally support proposals that require that a percentage of directors' compensation be in the form of common stock, as it aligns their interests with those of the shareholders.



ANTI-TAKEOVER MECHANISMS AND RELATED ISSUES: Investment Manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, Investment Manager conducts an independent review of each anti-takeover proposal. On occasion, Investment Manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm Advisory Clients' interests as stockholders. Investment Manager generally supports proposals that require shareholder rights plans ("poison pills") to be subject to a shareholder vote. Investment Manager will closely evaluate shareholder rights' plans on a case-by-case basis to determine whether or not they warrant support. Investment Manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Investment Manager generally opposes any supermajority voting requirements as well as the payment of "greenmail." Investment Manager usually supports "fair price" provisions and confidential voting.



CHANGES TO CAPITAL STRUCTURE: Investment Manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Investment Manager will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Investment Manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Investment Manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Investment Manager will review proposals seeking preemptive rights on a case-by-case basis.



MERGERS AND CORPORATE RESTRUCTURING: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Investment Manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.





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SOCIAL AND CORPORATE POLICY ISSUES: As a fiduciary, Investment Manager is primarily concerned about the financial interests of its Advisory Clients. Investment Manager will generally give management discretion with regard to social, environmental and ethical issues although Investment Manager may vote in favor of those issues that are believed to have significant economic benefits or implications.



GLOBAL CORPORATE GOVERNANCE: Investment Manager manages investments in countries worldwide. Many of the tenets discussed above are applied to Investment Manager's proxy voting decisions for international investments. However, Investment Manager must be flexible in these worldwide markets and must be mindful of the varied market practices of each region. As experienced money managers, Investment Manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.



PROXY PROCEDURES



The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records pursuant to applicable rules and regulations, including those of the U.S. Securities and Exchange Commission ("SEC") and the Canadian Securities Administrators ("CSA"). In addition, Investment Manager understands its fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, Investment Manager will attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which Investment Manager cannot vote proxies. For example, if the cost of voting a foreign proxy outweighs the benefit of voting, the Proxy Group may refrain from processing that vote. Additionally, the Proxy Group may not be given enough time to process the vote. For example, the Proxy Group, through no fault of their own, may receive a meeting notice from the company too late, or may be unable to obtain a timely translation of the agenda. In addition, if Investment Manager has outstanding sell orders, or anticipates placing sell orders prior to the date of the shareholder meeting, in certain markets that have blocking restrictions, the proxies for those meetings may not be voted in order to facilitate the sale of those securities. If a security is on loan, Investment Manager may determine that it is not in the best interests of its clients to recall the security for voting purposes. Although Investment Manager may hold shares on a company's record date, should it sell them prior to the company's meeting date, Investment Manager ultimately may decide not to vote those shares. Lastly, the Investment Manager will not vote proxies when prohibited from voting by applicable law.



Investment Manager may vote against an agenda item where no further information is provided, particularly in non-U.S. markets. For example, if "Other Business" is listed on the agenda with no further information included in the proxy materials, Investment Manager may vote against the item to send a message to the company that if it had provided additional information, Investment Manager may have voted in favor of that item. Investment Manager may also enter a "withhold" vote on the election of certain directors from time to time based on individual situations, particularly where Investment Manager is not in favor of electing a director and there is no provision for voting against such director.



The following describes the standard procedures that are to be followed with respect to carrying out Investment Manager's proxy policy:


   1. The Proxy Group will identify all Advisory Clients, maintain a list of those clients, and indicate those Advisory Clients who have delegated proxy voting authority to the Investment Manager. The Proxy Group will periodically review and update this list.





   2. All relevant information in the proxy materials received (e.g., the record date of the meeting) will be recorded immediately by the Proxy Group in a database to maintain control over such materials. The Proxy Group will confirm each relevant Advisory Client's holdings of the securities and that the client is eligible to vote.







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   3. The Proxy Group will review and compile information on each proxy upon receipt of any agendas, materials, reports, recommendations from RiskMetrics and/or Glass Lewis, or other information. The Proxy Group will then forward this information to the appropriate research analyst and/or legal counsel for review and voting instructions.





   4. In determining how to vote, Investment Manager's analysts and relevant portfolio manager(s) will consider the General Proxy Voting Guidelines set forth above, their in-depth knowledge of the company, any readily available information and research about the company and its agenda items, and the recommendations put forth by RiskMetrics, Glass Lewis, or other independent third party providers of proxy services.





   5. The Proxy Group is responsible for maintaining the documentation that supports Investment Manager's voting position. Such documentation may include, but is not limited to, any information provided by RiskMetrics, Glass Lewis, or other proxy service providers, and, especially as to non-routine, materially significant or controversial matters, memoranda describing the position it has taken. Additionally, the Proxy Group may include documentation obtained from the research analyst, portfolio manager, legal counsel and/or the Proxy Review Committee.





   6. After the proxy is completed but before it is returned to the issuer and/or its agent, the Proxy Group may review those situations including special or unique documentation to determine that the appropriate documentation has been created, including conflict of interest screening.





   7. The Proxy Group will attempt to submit Investment Manager's vote on all proxies to RiskMetrics for processing at least three days prior to the meeting for U.S. securities and 10 days prior to the meeting for foreign securities. However, in certain foreign jurisdictions it may be impossible to return the proxy 10 days in advance of the meeting. In these situations, the Proxy Group will use its best efforts to send the proxy vote to RiskMetrics in sufficient time for the vote to be processed.





   8. The Proxy Group prepares reports for each client that has requested a record of votes cast. The report specifies the proxy issues that have been voted for the client during the requested period and the position taken with respect to each issue. The Proxy Group sends one copy to the client, retains a copy in the Proxy Group's files and forwards a copy to either the appropriate portfolio manager or the client service representative. While many Advisory Clients prefer quarterly or annual reports, the Proxy Group will provide reports for any timeframe requested by a client.





   9. If the Franklin Templeton Services, LLC Fund Treasury Department learns of a vote on a material event that will affect a security on loan, the Fund Treasury Department will notify Investment Manager and obtain instructions regarding whether Investment Manager desires the Fund Treasury Department to contact the custodian bank in an effort to retrieve the securities. If so requested by Investment Manager, the Fund Treasury Department shall use its best efforts to recall any security on loan and will use other practicable and legally enforceable means to ensure that Investment Manager is able to fulfill its fiduciary duty to vote proxies for Advisory Clients with respect to such loaned securities. The Fund Treasury Department will advise the Proxy Group of all recalled securities.





   10.The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, on a timely basis, will file all required Form N-PXs, with respect to investment company clients, disclose that its proxy voting record is available on the web site, and will make available the information disclosed in its Form N-PX as soon as is reasonably practicable after filing Form N-PX with the SEC.







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   11.The Proxy Group, in conjunction with Legal Staff responsible for coordinating Fund disclosure, will ensure that all required disclosure about proxy voting of the investment company clients is made in such clients' financial statements and disclosure documents.





   12.The Proxy Group will review the guidelines of RiskMetrics and Glass Lewis, with special emphasis on the factors they use with respect to proxy voting recommendations.





   13.The Proxy Group will familiarize itself with the procedures of RiskMetrics that govern the transmission of proxy voting information from the Proxy Group to RiskMetrics and periodically review how well this process is functioning.





   14.The Proxy Group will investigate, or cause others to investigate, any and all instances where these Procedures have been violated or there is evidence that they are not being followed. Based upon the findings of these investigations, the Proxy Group, if practicable, will recommend amendments to these Procedures to minimize the likelihood of the reoccurrence of non-compliance.





   15.At least annually, the Proxy Group will verify that:


        o Each proxy or a sample of proxies received has been voted in a manner consistent with these Procedures and the Proxy Voting Guidelines;


        o Each proxy or sample of proxies received has been voted in accordance with the instructions of the Investment Manager;


        o Adequate disclosure has been made to clients and fund shareholders about the procedures and how proxies were voted; and


        o Timely filings were made with applicable regulators related to proxy voting.


The Proxy Group is responsible for maintaining appropriate proxy voting records. Such records will include, but are not limited to, a copy of all materials returned to the issuer and/or its agent, the documentation described above, listings of proxies voted by issuer and by client, and any other relevant information. The Proxy Group may use an outside service such as RiskMetrics to support this function. All records will be retained for at least five years, the first two of which will be on-site. Advisory Clients may request copies of their proxy voting records by calling the Proxy Group collect at 1-954-527-7678, or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Advisory Clients may review Investment Manager's proxy voting policies and procedures on-line at www.franklintempleton.com and may request additional copies by calling the number above. For U.S. mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.com no later than August 31 of each year. For Canadian mutual fund products, an annual proxy voting record for the period ending June 30 of each year will be posted to www.franklintempleton.ca no later than August 31 of each year. The Proxy Group will periodically review web site posting and update the posting when necessary. In addition, the Proxy Group is responsible for ensuring that the proxy voting policies, procedures and records of the Investment Manager are available as required by law and is responsible for overseeing the filing of such policies, procedures and mutual fund voting records with the SEC, the CSA and other applicable regulators.





As of January 2, 2008




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                            JENNISON ASSOCIATES LLC
                       PROXY VOTING POLICY AND PROCEDURES




INTRODUCTION



      Jennison Associates LLC (the "Adviser") has adopted the following "Proxy Voting Policy and Procedures" ("Policy"), in compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and other applicable fiduciary obligations. The Policy is designed to provide guidance to those Jennison employees (portfolio managers and analysts, hereinafter referred to as "Investment Professionals") who are responsible for discharging the Adviser's proxy voting obligation under the Rule, and to ensure that proxies are voted in the best interests of the Adviser's clients[1].




II.STATEMENT OF POLICY



           It is the policy of the Adviser that where proxy voting authority has been delegated to the Adviser by clients, that all proxies be voted in the best interest of the client without regard to the interests of the Adviser or other related parties. Secondary consideration may be given to the public and social value of each issue. For purposes of the Policy, the "best interests of clients" shall mean, unless otherwise specified by the client, the clients' best economic interests over the long term - that is, the common interest that all clients share in seeing the value of a common investment increase over time. It is further the policy of the Adviser that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act be made available to clients.

           In voting proxies for international holdings, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as "share blocking," where Jennison would be restricted from selling shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.


  [1]In the event the Adviser should manage affiliated client accounts, the Adviser, for purposes of this policy, makes no distinction between accounts of affiliated companies, e.g., the General Accounts of Prudential (as well as related insurance companies and entities), and other separately managed accounts, each of which will be treated consistently under the Policy.




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III.PROCEDURES


      A.Account Set-up and Review


      Initially, the Adviser must determine whether the client seeks to retain the responsibility of voting proxies or seeks to delegate that responsibility to the Adviser. The responsibility to vote proxies will be specified in the client's investment advisory contract with the Adviser. Where no designation is made, Jennison will vote proxies for such accounts(s) in accordance with this Policy. The client may choose to have the Adviser vote proxies in accordance with the Adviser's standard guidelines. The Adviser, in its discretion, may also permit a client to modify the Adviser's standard guidelines with respect to such client exclusively or may accept direction from a client with respect to the client's proxies and vote in accordance with a client's own guidelines (collectively, "Client Guidelines"). Alternatively, the Adviser may decline to accept authority to vote such client's proxies.



      Proxy Voting


      1.Guidelines for Recurring Issues


      The Adviser has adopted proxy voting guidelines ("Guidelines") with respect to certain recurring issues. These Guidelines are reviewed as deemed necessary by the Adviser's Proxy Voting Committee and its relevant portfolio management staff, then revised when a determination has been made that a change is appropriate. These Guidelines are meant to convey the Adviser's general approach to voting decisions on certain issues. Nevertheless, the Adviser's Investment Professionals maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.



      2.Use of Third Party Proxy Service

           In an effort to discharge its responsibility, the Adviser has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, the Adviser has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. The Adviser will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to the Adviser as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while the Adviser may review the research and analysis provided by the vendor, the vendor's recommendation does not dictate the actual voting instructions nor the Adviser's Guidelines. The proxy voting vendor will cast votes in accordance with the Adviser's Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if the Adviser has accepted direction from a Client, in accordance with the Client's Guidelines.


      3.Review of Recommendations

      The Adviser's Investment Professionals have the ultimate responsibility to accept or reject any proxy voting recommendation - as determined by either the Guidelines or Client's Guidelines ("Recommendation"). Consequently, Investment Professionals shall review and evaluate the Recommendation for each proxy ballot before the proxy voting vendor casts the vote, taking into account the Policy, all guidelines applicable to the account(s), and the best interests of the client(s). The Investment Professionals shall override the Recommendation should he/she not believe that such Recommendation, based on all relevant facts and circumstances at the time the proxy ballot is voted, is in the best interest

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of the client(s). The Adviser will memorialize the basis for any decision to override a Recommendation, including the resolution of any conflicts, if any, as further discussed below (see Exhibit A - Proxy Override of Guidelines Form). The Adviser may vote the same proxy proposal differently for different clients. Also, the Adviser may choose not to vote proxies under the following circumstances:

      o If the effect on the client's economic interests or the value of the portfolio holding is indeterminable or insignificant;
      o If the cost of voting the proxy outweighs the possible benefit (such as security lending, see section 5 below); or
      o If a jurisdiction imposes share blocking restrictions which prevent the Adviser from exercising its voting authority.

      1.Addressing Potential Material Conflicts of Interest

      There may be instances where the interest of the Adviser conflicts or may appear to conflict with the interest of its clients when voting proxies on behalf of those clients ("Material Conflict"). Investment Professionals have an affirmative duty to disclose any potential Material Conflicts known to them related to a proxy vote. Material Conflicts may exist in situations where the Adviser is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where the Adviser or an affiliated person of the Adviser also:

   o Manages the issuer's or proponent's pension plan;
   o Administers the issuer's or proponent's employee benefit plan;
   o Manages money for an employee group.

      Additional Material Conflicts may exist if an executive of the Adviser or its control affiliates is a close relative of, or has a personal or business relationship with:

           o An executive of the issuer or proponent;
           o A director of the issuer or proponent;
   o A person who is a candidate to be a director of the issuer;
           o A participant in the proxy contest; or
           o A proponent of a proxy proposal.

      Material Conflicts based on business relationships or dealings of affiliates of the Adviser will only be considered to the extent that the applicable portfolio management area of the Adviser has actual knowledge of such business relationships. Whether a relationship creates a Material Conflict will depend on the facts and circumstances at the time the proxy is voted. Even if these parties do not attempt to influence the Adviser with respect to voting, the value of the relationship to the Adviser may create the appearance of or an actual Material Conflict, such as when the issuer is a client of the Adviser.

      The Adviser may adopt such processes it deems necessary to identify Material Conflicts. When a potential material conflict exists, the Investment Professional (or other designated personnel) must complete the Proxy Voting For Conflicts Documentation Form, attached as Exhibit B, and submit it to Compliance.

      The Adviser's Proxy Voting Committee will consider the facts and circumstances of all proxy votes where a potential material conflict of interest is identified and the recommendation is to override the Adviser's guidelines. In making the determination as to how to vote the proxy, the Adviser's Proxy Voting Committee may review the following factors, including but not limited to:

        o Whether the issuer is a client of the Adviser.
        o The percentage of outstanding securities of the issuer held on behalf of clients by the Adviser.
        o The nature of the relationship of the issuer with the Adviser, its affiliates or its executive officers.
        o Whether there has been any attempt to directly or indirectly influence the Investment Professional's decision
        o Whether the direction (for or against) of the proposed vote would appear to benefit the Adviser or a related party.

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        o Whether  an  objective  decision  to  vote in a certain way will still create a strong appearance of a conflict.
        o Whether  the vote should be delegated to  an  independent  third
           party  or  request   an   independent   third   party  to  provide  a
           recommendation on the vote.

All votes that would override the Adviser's Guidelines and involve a potential material conflict of interest, require the approval of the CEO and CCO of the Adviser.

      Additionally, a committee comprised of both senior business executives and regulatory personnel of Jennison and its affiliated asset management unit, Prudential Investment Management, Inc, reviews these votes. This committee also has a role in identifying Material Conflicts that may affect Jennison due to ownership by a diversified financial organization, Prudential Financial, Inc.

THE ADVISER MAY NOT ABSTAIN FROM VOTING ANY SUCH PROXY FOR THE PURPOSE OF AVOIDING CONFLICT.

      5.    Lending



           Jennison may identify a particular issuer that may be subject to a security lending arrangement. In this situation, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, one must begin the process PRIOR to the record date of the proxy. This is extremely difficult to accomplish as the Adviser is rarely made aware of the record date in advance.


      C.   Proxy Voting Committee



  The Adviser's Proxy Voting Committee will consist of representatives from various functional areas within the Adviser. It will meet as deemed necessary to address potential Material Conflicts as further described above. The Adviser's Proxy Voting Committee will have the following responsibilities:



   o Review potential Material Conflicts and decide whether to approve the vote recommendation or override requests made by Investment Professionals.
   o Review the Guidelines for voting on recurring matters and make revisions as it deems appropriate.
   o Recommend and adopt changes to the Policy as needed.
   o Review all overrides by Investment Professionals.
   o Review proxy voting reports to determine voting consistency with guidelines and this Policy.
   o Review the performance of the proxy voting vendor and determine whether the Adviser should continue to retain their services.
   o Review the Adviser's voting record (or applicable summaries of the voting record).
   o Oversee compliance with the regulatory disclosure requirements.

III.  COMPLIANCE MONITORING

  The   Adviser's   Chief  Compliance  Officer  shall  be  responsible  for  the
administration of this  Policy.   This  Policy  will  be  reviewed  annually for
adequacy and effectiveness.



A.Monitoring of Overrides



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  Compliance will periodically review proxy voting reports of overrides to confirm that proper override and conflict checking procedures were followed.



      SUPERVISORY REVIEW


           The designated supervisor for each Investment Professional will be responsible for ensuring that investment professionals with proxy voting responsibility are acting in accordance with this Policy. Supervisors must approve all requests for overrides and evidence such approval by signing the completed Proxy Override of Guidelines Form.

      COMPLIANCE REPORTING TO FUND BOARDS


           Upon request, the Adviser will provide to each investment company board of directors or trustees for which the Adviser acts as sub-adviser reporting needed to satisfy their regulatory and board requirements.


IV.CLIENT REPORTING

      A.Disclosure to Advisory Clients


   The Adviser will also provide a copy of this Policy and the Adviser's Guidelines upon request from a client.



   The Adviser will provide any client who makes a written or verbal request with a copy of a report disclosing how the Adviser voted securities held in that client's portfolio. The report will generally contain the following information:



   o The name of the issuer of the security:
   o The security's exchange ticker symbol;
   o The security's CUSIP number;
   o The shareholder meeting date;
   o A brief identification of the matter voted on;
   o Whether the matter was proposed by the issuer or by a security holder;
   o Whether the Adviser cast a vote on the matter;
   o How the Adviser voted; and
   o Whether the Adviser voted for or against management.


      B.Investment Company Disclosures
      The Adviser will ensure that the proxy voting record for the twelve-month period ending June 30 for each registered investment company client is properly reported to the mutual fund management company so as to meet their filing of Form N-PX no later than August 31 of each year..



V.RECORDKEEPING

Either the Adviser or proxy voting vendor as indicated below will maintain the following records:


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   o A copy of the Policy (Adviser)

   o A copy of the Guidelines i.e. Adviser or client specific guidelines (Adviser and proxy voting vendor)

   o A copy of each proxy statement received by the Adviser regarding client securities (proxy voting vendor);

   o A record of each vote cast by the Adviser on behalf of a client (proxy voting vendor);

   o A copy of all documents created by the Adviser that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any conflict, a copy of all Proxy Voting Documentation Forms and all supporting documents (Adviser);

   o A copy of each written request by a client for information on how the Adviser voted proxies on behalf of the client, as well as a copy of any written response by the Adviser to any request by a client for information on how the adviser voted proxies on behalf of the client. Records of oral requests for information or oral responses will not be kept. (Adviser); and

   o Agenda of Proxy Voting Committee meetings with supporting documents. (Adviser)

Such records must be maintained for at least six years.


VI.POLICIES AND PROCEDURES REVISIONS


           This policy and related procedures may be changed, amended or revised as frequently as necessary in order to accommodate any changes in operations or by operation of law. Any such change, amendment or revision may be made only by Jennison Compliance in consultation with the business groups or areas impacted by these procedures and consistent with applicable law. Such changes will be promptly distributed to all impacted personnel.


ATTACHMENTS:

Exhibit A -Proxy Override of Guidelines Form

Exhibit B -Proxy Voting For Conflicts Form



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JENNISON'S DOMESTIC PROXY VOTING GUIDELINES


ELECT DIRECTORS ISSUE CODE 1000


Vote FOR Directors in uncontested elections


The board of directors is in the best position to assess the corporation's needs and to recruit individuals whose skills and experience will help the company elect and monitor the performance of a strong management team.


WITHHOLD votes from any director nominee who has attended less than 75 percent of the board and committee meetings that he or she was scheduled to attend during the previous fiscal year.


Companies need directors who are fully committed to their responsibilities as representatives of the company's owners - the shareholders. To be effective representatives, directors need to attend scheduled meetings, voice their concerns and cast their votes. When directors do not attend meetings, they are unable to contribute to board discussions and deliberations, for which directors are paid. Absentee directors are not fulfilling their fiduciary duties to shareholders. Setting the threshold at 75 percent of the scheduled meetings allows for unexpected emergencies and occasional conflicts. It is also the level that SEC guidelines require a company to disclose in the annual proxy statement.


CONTESTED ELECTION OF DIRECTORS ISSUE CODE 1001


Case by Case


RATIFY SELECTION OF AUDITORS ISSUE CODE 1010


Vote FOR management's selection of accountants to audit the corporation's books and records, unless we are aware of a significant controversy in a particular case (i.e. Arthur Andersen in 2002).


We   will   vote   for  management's  selection  of  accountants  to  audit  the corporation's books and records, unless we are aware of significant controversy in a particular case.


APPROVE NAME CHANGE ISSUE CODE 1020


Vote FOR a management proposal to change the company's name.


A corporation's management, subject to review by its board of directors, is responsible for running the day-to-day operations of its businesses. Management is best able to judge whether the corporation's name adequately and accurately reflects the business goals of the company.


APPROVE OTHER BUSINESS ISSUE CODE 1030


Vote AGAINST management proposals to approve other business.


 Giving management "carte blanche" to vote a proxy undermines the proxy system. Shareholders deserve the opportunity to consider all specific voting items that come up for a vote at a meeting. To simply give away that right because a voting item has, for one reason or another, been omitted from the proxy card could empower management to vote for a proposal that the shareholders would not support.

If a voting matter should arise after the mailing date or during the meeting, the meeting should, if necessary, be postponed and the company should mail supplementary proxy materials so that shareholders may make an informed decision on the proposal.




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ADJOURN MEETING ISSUE CODE 1035


Vote FOR a management proposal to adjourn the meeting.


Management is in the best position to evaluate the importance of each issue and if the company would benefit by taking additional time to solicit votes. Adjourning the meeting to a later time will save the company the cost of calling another meeting to decide on the issue


APPROVE TECHNICAL AMENDMENTS ISSUE CODE 1040


Vote FOR a management proposal to make technical amendments to the charter and/or bylaws.


For this guideline, technical amendments include restatements to omit spelling or grammatical errors, elimination of references to classes of stock that are no longer outstanding or applicable, or restatement of the business purpose it if such restatement does not alter the company's purpose. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures. The charters of many companies require shareholder approval to restate or amend the company's charter or bylaws. In instances in which shareholder rights are no affected by the restatement, such as a restatement to eliminate grammatical errors, or to change the company's domicile within a state, the restatement is simply a technicality and should be supported because an accurate charter and bylaw is necessary to conduct business.


APPROVE FINANCIAL STATEMENTS ISSUE CODE 1050


Vote FOR a management proposals to approve the company's financial statements for the fiscal year.


This is a routine proposal to be voted in support of management. A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Corporation laws in many countries require firms to present the previous year's accounts to shareholders at the annual meeting.


Vote AGAINST IF it discharges the directors from responsibility for decisions taken over the year.


INCREASE AUTHORIZED COMMON STOCK ISSUE CODE 1100


Vote FOR a management proposal to increase authorized common stock.


We will generally vote FOR an increase in authorized shares, unless it is determined that the increased shares are likely to be used for anti-takeover purposes. If an increase in authorized shares is part of a takeover defense or is considered "excessive" (JALLC determines "excessive" to be more than a 300% dilution), we normally will vote AGAINST an increase.


These proposals are often necessary for the normal operation of an issuer's business. Consequently, a vote in favor is generally recommended.


DECREASE AUTHORIZED COMMON STOCK ISSUE CODE 1101


Vote FOR a management proposal to decrease authorized common stock.


A corporation's management team, subject to review by its board of directors, is responsible for day-to-day operations and strategic planning for the corporation. Management is best qualified to judge the corporation's current and future requirements for capital.


AMEND AUTHORIZED COMMON STOCK ISSUE CODE 1102

Vote CASE-BY-CASE to amend authorized common stock.




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APPROVE COMMON STOCK ISSUANCE ISSUE CODE 1103


Vote FOR a management proposal to approve the issuance of authorized common stock.


Vote AGAINST a management proposal to approve the issuance of common stock IF the proposed issuance creates potential dilution of more that 300% of total outstanding voting power before the stock issuance.


APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS 1104


Vote CASE BY CASE


AUTHORIZE PREFERRED STOCK ISSUE CODE 1110


Vote FOR a management proposal to authorize preferred stock.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders' equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.


Vote AGAINST a management proposal to authorize preferred stock IF the board has asked for the unlimited right to set the terms and conditions for the class and may issue the shares for anti-takeover purposes without shareholder approval (known as blank check preferred stock).


INCREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1111


Vote FOR a management proposal to increase authorized preferred stock.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with a way to raise additional capital without diluting common shareholders' equity. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.


Vote AGAINST a management proposal to increase authorized preferred stock IF the proposed increase creates potential dilution of more than 300% of authorized preferred shares.


Vote AGAINST a management proposal to increase the authorized preferred stock IF the board has asked for (or currently has) the unlimited right to set the terms and conditions of the preferred stock and may issue it for anti-takeover purposes without shareholder approval (known as blank check preferred stock).


DECREASE AUTHORIZED PREFERRED STOCK ISSUE CODE 1112


Vote FOR a management proposal to decrease authorized preferred stock.

A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for additional capital.




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CANCEL SERIES OF PREFERRED STOCK ISSUE CODE 1113


Vote FOR a management proposal to cancel a class or series of preferred stock.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for capital. Typically these preferred shares have already been redeemed by the company.


AMEND AUTHORIZED PREFERRED STOCK ISSUE CODE 1114


Vote FOR a management proposal to amend preferred stock.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for capital. Limiting the ability of management and the board to amend preferred stock is unnecessary and may reduce the corporation's ability to meet its capital needs.


APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK ISSUE CODE 1115


Vote FOR a management proposal to issue preferred stock.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's requirements for raising additional capital. Preferred stock is commonly used by many U.S. corporations to raise capital. It provides management with the ability to raise additional capital without diluting common shareholders' equity interests. Placing limits on the ability of management and the board to issue shares of preferred stock to fund the corporation's current operations and future growth is unnecessary and may reduce the corporation's ability to meet its capital needs.


Vote AGAINST a management proposal to approve the issuance of preferred stock IF the voting power represented by the proposed issuance creates potential dilution of more than 300% of the total outstanding voting power before the stock issuance.


Vote AGAINST a management proposal to issue preferred stock IF the shares are issued with voting rights superior to those available to other shareholders.


ELIMINATE PREEMPTIVE RIGHTS ISSUE CODE 1120


Vote CASE-BY-CASE on a management proposal to eliminate preemptive rights.


RESTORE PREEMPTIVE RIGHT ISSUE CODE 1121


Vote CASE-BY-CASE on a management proposal to restore preemptive rights.


AUTHORIZE DUAL CLASS STOCK ISSUE CODE 1130


Vote AGAINST a management proposal to authorize dual class common stock

There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.




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ELIMINATE DUAL CLASS STOCK ISSUE CODE 1131


Vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.


There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations. Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.


AMEND DUAL CLASS STOCK ISSUE CODE 1132


Vote AGAINST a management proposal to amend authorized dual class or multiple classes of common stock.


There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations.
Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.


INCREASE AUTHORIZED DUAL CLASS STOCK ISSUE CODE 1133


Vote AGAINST a management proposal to increase authorized shares of one or more classes of dual or multiple class common stocks.


There should only be one class of common stock and all common stock holders should have the same rights and privileges. Dual or multiple classes of common stock are often used to entrench the board and management of corporations.
Economic studies show that adoption of additional classes of common stock negatively affects the value of an existing class of common stock.


APPROVE SHARE REPURCHASE ISSUE CODE 1140


Vote FOR a management proposal to approve share repurchase.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future requirements for raising additional capital and the means for raising such capital.


APPROVE STOCK SPLIT ISSUE CODE 1150


Vote FOR a management proposal to approve a stock split.


A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future capital structure.


We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer's securities.


APPROVE REVERSE STOCK SPLIT ISSUE CODE 1151


Vote FOR a management proposal to approve a reverse stock split.

 A corporation's management team, subject to review by its board of directors, is responsible for the company's day-to-day operations and strategic planning. Therefore, management is best suited to judge the corporation's current and future capital structure.




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We generally will vote for these proposals, which are normally made to facilitate market trading in the issuer's securities.


APPROVE MERGER/ACQUISITION ISSUE CODE 1200


Vote CASE-BY-CASE on a management proposal to approve merger/acquisition.


The economic impact of each proposal will be analyzed individually.


APPROVE RECAPITALIZATION ISSUE CODE 1209


Vote CASE-BY-CASE on a management proposal to approve re-capitalization.


The economic impact of each proposal will be analyzed individually.


APPROVE RESTRUCTING ISSUE CODE 1210


Vote CASE-BY-CASE on a management proposal to approve restructuring.


The economic impact of each proposal will be analyzed individual


APPROVE BANKRUPTCY RESTRUCTURING 1211


Vote CASE-BY-CASE on a management proposal to approve bankruptcy restructuring.


The economic impact of each proposal will be analyzed individual


APPROVE LIQUIDATION ISSUE CODE 1212


Vote CASE BY CASE


The economic impact of each proposal will be analyzed individual


APPROVE REINCORPORATION ISSUE CODE 1220


Vote FOR a management proposal to approve reincorporation.


A company's board is best qualified to determine the regulatory environment that is best suited to the company's needs. The board should be allowed to take advantage of the statutory structure that it believes offers it the maximum benefits in carrying out its responsibilities. A company may propose a reincorporation for a variety of reasons. These considerations should include the legal structure that best allows the board to respond to real or perceived threats to the corporation and its shareholders. State anti-takeover laws enable management to run the company with a long-term view, free from the distractions of unexpected takeover bids. As a result, these laws are in the best long-term interests of shareholders.


APPROVE LEVERAGED BUYOUT ISSUE COEE 1230


Vote CASE-BY-CASE on a management proposal to approve a leveraged buyout.


The economic impact of each proposal will be analyzed individual


APPROVE SPIN OFF ISSUE CODE 1240


Vote CASE-BY-CASE on a management proposal to approve a spin-off.

The economic impact of each proposal will be analyzed individual



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APPROVE SALE OF ASSETS ISSUE CODE 1250


Vote CASE BY CASE


The economic impact of each proposal will be analyzed individual


ELIMINATE CUMULATIVE VOTING ISSUE CODE 1300


Vote FOR a management proposal to eliminate cumulative voting.


Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.


ADOPT CUMULATIVE VOTING ISSUE CODE 1301


Vote AGAINST a management proposal to adopt cumulative voting.


Directors' fiduciary duties apply to the interests of all shareholders, not a single constituency. Cumulative voting promotes single interest representation on the board, which may not represent the overriding interests and concerns of all shareholders. All directors, as shareholders' representatives, should be elected by a majority of shareholders.


ADOPT DIRECTOR LIABILITY PROVISION ISSUE CODE 1310


Vote   CASE-BY-CASE  on  a  management  proposal  to  adopt  director  liability provision.


AMEND DIRECTOR LIABILITY PROVISION ISSUE CODE 1311


Vote  CASE-BY-CASE   on  a  management  proposal  to  amend  director  liability provision.


ADOPT INDEMNIFICATION PROVISION ISSUE CODE 1321


We generally support these proposals, since they help corporations attract and retain qualified individuals to serve as directors.


Jennison will oppose proposals to indemnify directors for liabilities arising from any of the following:


1.Breach of the director's duty of loyalty


2.Intentional misconduct, acts not in good faith, or acts in knowing violation of the law 3.Acts involving unlawful purchase or redemption of stock


4.Payment of unlawful dividends


5.Receipt of improper personal benefits


APPROVE BOARD SIZE ISSUE CODE 1332


Vote FOR a management proposal to approval board size.


The board of directors and management of the company are in the best position to determine the optimum size of the corporation's board.

Vote AGAINST a management proposal to set the board size IF the proposed minimum board size is less than 4 directors.



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NO SHAREHOLDER APPROVAL TO FILL VACANCY ISSUE CODE 1340


Vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.


Directors serve as the representatives of the shareholders. Shareholders should have the right to approve the appointment of all directors to the board.


GIVE BOARD AUTHORITY TO SET BOARD SIZE ISSUE CODE 1341


Vote AGAINST a management proposal to give the board the authority to set the size of the board without shareholder approval.


Directors represent the interests of shareholders. Shareholders should have the final say in determining the size of the board of directors.


REMOVAL OF DIRECTORS ISSUE CODE 1342


Vote FOR a management proposal regarding the removal of directors.


Vote AGAINST a management proposal regarding the removal of directors IF the proposal limits the removal to cases where there is legal cause.


Directors have a fiduciary responsibility to represent all shareholders, as dictated by law. If they fail to adhere to the laws related to their service, they should be removed. Allowing for directors to be removed without legal cause makes it possible for prejudices or whims to enter into the appraisal process.


APPROVE NON-TECHNICAL CHARTER AMENDMENTS ISSUE CODE 1350


Vote AGAINST a management's proposal to approve multiple amendments to the company's certificate of incorporation IF an amendment would have the affect of reducing shareholders' rights.


Limitations of any kind on shareholders' rights should be avoided. In some cases, these proposals include numerous issues bundled into one proposal. Bundling proposals that limit shareholders' rights with other issues that shareholders routinely would approve does not justify approval if ultimately shareholders' rights would in any way be reduced.


APPROVE CLASSIFIED BOARD ISSUE CODE 1400


Vote AGAINST a management proposal to adopt a classified board.

CLASSIFIED BOARDS MAY SERVE TO ENTRENCH MANAGEMENT. SINCE ONLY A FRACTION OF THE DIRECTORS STAND FOR ELECTION EACH YEAR, SHAREHOLDERS DO NOT HAVE THE ABILITY TO VOTE OUT ANY OTHER DIRECTORS WHO MAY BE ACTING IN A FASHION THAT IS AGAINST THEIR INTERESTS. THE ENTIRE BOARD SHOULD BE ACCOUNTABLE TO SHAREHOLDERS ON AN ANNUAL BASIS. ARGUMENTS FOR CLASSIFIED BOARDS INCLUDE: (A) THEY ALLOW STABILITY AND CONTINUITY IN COMPANY POLICIES; (B) THEY GIVE MANAGEMENT A MEANS OF MAINTAINING EXPERIENCED MEMBERS ON A BOARD DURING A TRANSITION; AND (C) THEY ALLOW DIRECTORS TO HAVE A LONG-TERM PERSPECTIVE. ON THE OTHER HAND, DIRECTORS WHO ARE DOING A GOOD JOB ARE LIKELY TO CONTINUE TO BE RE-ELECTED. THIS PROVIDES STABILITY WHILE CONTINUING TO ALLOW SHAREHOLDERS TO EVALUATE DIRECTORS ANNUALLY.

AMEND CLASSIFIED BOARD ISSUE CODE 1401

VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A CLASSIFIED BOARD.
CLASSIFIED BOARDS MAY SERVE TO ENTRENCH MANAGEMENT. SINCE ONLY A FRACTION OF THE DIRECTORS STAND FOR ELECTION EACH YEAR, SHAREHOLDERS DO NOT HAVE THE ABILITY TO VOTE OUT ANY OTHER DIRECTORS WHO MAY BE ACTING IN A FASHION THAT IS

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AGAINST THEIR INTERESTS. THE ENTIRE BOARD SHOULD BE ACCOUNTABLE TO SHAREHOLDERS ON AN ANNUAL BASIS. ARGUMENTS FOR CLASSIFIED BOARDS INCLUDE: (A) THEY ALLOW STABILITY AND CONTINUITY IN COMPANY POLICIES; (B) THEY GIVE MANAGEMENT A MEANS OF MAINTAINING EXPERIENCED MEMBERS ON A BOARD DURING A TRANSITION; AND (C) THEY ALLOW DIRECTORS TO HAVE A LONG-TERM PERSPECTIVE. ON THE OTHER HAND, DIRECTORS WHO ARE DOING A GOOD JOB ARE LIKELY TO CONTINUE TO BE RE-ELECTED. THIS PROVIDES STABILITY WHILE CONTINUING TO ALLOW SHAREHOLDERS TO EVALUATE DIRECTORS ANNUALLY.

REPEAL CLASSIFIED BOARD ISSUE CODE 1402


Vote FOR a management proposal to repeal a classified board.


An entire board should be accountable to shareholders annually. With staggered board terms, shareholders' ability to affect the makeup of the board is limited because it would take at least two elections to replace a majority of directors. Classified boards may serve to entrench management. Because only a fraction of the directors stand for election each year, shareholders do not have the ability to vote out any other directors who may be acting in a fashion that is against their interests. Economic studies have shown that adoption of a classified board tends to depress a company's stock price.


ADOPT POISON PILL ISSUE CODE 1410


Vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).


Poison pills take decisions on mergers and tender offers out of shareholders' hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.


REDEEM POISON PILL ISSUE CODE 1411


Vote FOR a management proposal to redeem a shareholder rights plan (poison pill).


Poison pills take decisions on mergers and tender offers out of shareholders' hands by providing directors virtual veto power over an offer. They strip shareholders of their basic right to decide when, to whom and upon what terms to sell their shares. Poison pills harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board of directors. Instead of fostering negotiations, poison pills are designed to discourage or thwart offers before they are ever made. This results in management entrenchment to the detriment of shareholders. Poison pills tend to depress stock price and promote poor corporate performance. Studies and other analyses point to a drop in share value at the time a right plan is adopted.


ELIMINATE SPECIAL MEETING ISSUE CODE 1420


Vote AGAINST a management proposal to eliminate shareholders' right to call a special meeting.


Limiting or eliminating shareholders' rights to call a special meeting could make it easier for management to thwart a takeover. A potential acquirer may exercise his right to call a shareholders' meeting s the shareholders and not management are able to decide on his offer. Since a limitation on the right to convene a shareholder meeting could have an anti-takeover effect, we will vote against the proposal.


RESTORE SPECIAL MEETING ISSUE CODE 1422


Vote FOR a management proposal to restore shareholders' right to call a special meeting.




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The ability of shareholders to ball a special meeting is an important right. Without the right, shareholders may have to wait for the annual meeting to take action. Such delays may not be in the best interest of shareholders. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of the other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.


ELIMINATE WRITTEN CONSENT ISSUE CODE 1430


Vote AGAINST a management proposal to eliminate shareholders' right to act by written consent.


The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board's consent.


LIMIT WRITTEN CONSENT ISSUE CODE 1431


Vote AGAINST a management proposal to limit shareholders' right to act by written consent.


The ability to act through written consent enables shareholders to replace the board, to amend bylaws or to take actions to effect a change in control without having to call a special meeting or wait for the annual meeting. Elimination of this right would make it more difficult for shareholders to act without the board's consent.


RESTORE WRITTEN CONSENT ISSUE CODE 1432


Vote FOR a management proposal to restore shareholders' right to act by written consents.


Written consents allow shareholders to initiate actions without calling a special meeting or waiting until the annual meeting. Shareholders should have access to procedures that permit them, the owners of the corporation, to bring special circumstances to the attention of thee other owners. Limitations on shareholder actions can entrench management, render a corporation less attractive as a takeover candidate and give management a decided advantage in a takeover.


ADOPT SUPERMAJORITY REQUIREMENT ISSUE CODE 1440


Vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.


Supermajority vote provisions may stifle bidder interest in a company altogether and thereby devalue its stock. Supermajority requirements are often set so high that they discourage tender offers altogether. Economic studies have shown slight negative stock price effects on the adoption of supermajority vote provisions. Also, companies sometimes are unable to get a supermajority even when they want it.


AMEND SUPERMAJORITY REQUIREMENT ISSUE CODE 1443


Vote FOR a management proposal to amend a supermajority vote provision to approve a merger or other business combination.


Supermajority vote requirements to approve mergers or other business combinations help guard against two-tiered tender offers, in which a raider offers a substantially higher cash bid for an initial and often controlling stake in a company and then offers a lower price for the remaining shares. The coercive pressures associated with two-tiered offers may force shareholders to tender before they have considered all relevant facts. Requiring supermajority approval of transactions provides protection to minority shareholders.




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ELIMINATE SUPERMAJORITY REQUIREMENT ISSUE CODE 1444


Vote FOR a management proposal to eliminate a supermajority vote provision to approve a merger or other business combination.


Supermajority vote requirements stifle bidder interest and discourage tender offers. Shareholder value could suffer if acquisitions or mergers fail to develop because of a voting requirement that makes the transaction's approval uncertain.


ADOPT SUPERMAJORITY LOCK IN ISSUE CODE 1445


Always vote AGAINST this proposal.


Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely.


AMEND SUPERMAJORITY LOCK IN ISSUE CODE 1446


Always vote AGAINST this proposal.


Supermajority vote requirements prevent a simple majority from enforcing its will. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions. The high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making approval of a proposed action highly unlikely


ELIMINATE SUPERMAJORITY LOCK IN ISSUE CODE 1447


Vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.


Supermajority vote requirements detract from a simple majority's power to enforce its will. In many cases, the high vote requirements exceed the normal anticipated level of shareholder participation at a meeting, making passage of the proposed action all but impossible.


CONSIDER NON-FINANCIAL EFFECTS OF MERGER ISSUE CODE 1450


Vote AGAINST a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.


THE TRADITIONAL METHOD OF CORPORATE GOVERNANCE REQUIRES THAT CORPORATE OFFICERS AND DIRECTORS FULFILL THEIR FIDUCIARY DUTY AND RECOGNIZE THEIR FIRST PRIORITY IS TO THE OWNERS OF THEIR CORPORATION, ITS SHAREHOLDERS. "STAKEHOLDER" PROVISIONS AUTHORIZE THE BOARD TO CONSIDER FACTORS OTHER THAN THEIR FIDUCIARY OBLIGATION TO SHAREHOLDERS. THESE PROVISIONS UNDERMINE THE PREEMINENCE OF SHAREHOLDERS. THE PROVISIONS SEEK TO ALLOW DIRECTORS TO TAKE INTO ACCOUNT A WIDE RANGE OF DISCRETIONARY CONSIDERATIONS WHEN EVALUATING A BUSINESS PROPOSAL. AS A RESULT, MANAGEMENT COULD CITE THE EFFECT ON OTHER CONSTITUENCIES TO JUSTIFY REJECTING A TAKEOVER OFFER THAT MIGHT BE IN THE BEST INTERESTS OF THE SHAREHOLDERS.


ADOPT FAIR PRICE PROVISION ISSUE CODE 1460


VOTE FOR A MANAGEMENT PROPOSAL TO ESTABLISH A FAIR PRICE PROVISION.

FAIR PRICE PROVISIONS HELP GUARD AGAINST  TWO-TIERED  TENDER  OFFERS, IN WHICH A
RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING

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SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH TWO-TIERED OFFERS MAY FORCE SHAREHOLDERS TO TENDER HEIR HOLDINGS BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS. THESE PROVISIONS ARE DESIGNED TO PROTECT SHAREHOLDERS IN THE EVENT THE CORPORATION IS ACQUIRED UNDER A PLAN NOT APPROVED BY THE BOARD. NORMALLY, THEY REQUIRE THAT ANY TENDER OFFER MADE BY A THIRD PARTY BE MADE TO ALL SHAREHOLDERS AT THE SAME PRICE. FAIR PRICING PROVISIONS ATTEMPT TO LIMIT "TWO-TIERED TAKEOVERS", WHERE A BIDDER INITIALLY OFFERS A PREMIUM FOR ENOUGH SHARES TO GARNER CONTROL AND THEREAFTER OFFERS A MUCH LOWER PRICE TO THE REMAINING HOLDERS (USUALLY SMALLER INVESTORS). MOST OF THESE PROVISIONS DO NOT APPLY IF AN OFFER IS APPROVED BY A TARGET'S BOARD OR IF THE BIDDER OBTAINS A SPECIFIED LEVEL OF APPROVAL FROM THE TARGET'S SHAREHOLDERS. WHILE WE SUPPORT FAIR PRICING PROVISIONS, WE WILL NOT VOTE FOR THEM IF THEY ARE TIED TO OTHER ANTI-TAKEOVER PROVISIONS (SUCH AS EXCESSIVE SUPERMAJORITY RULES) THAT WE OPPOSE. VOTE FOR A MANAGEMENT PROPOSAL TO ESTABLISH A FAIR PRICE PROVISION.

AMEND FAIR PRICE PROVISION ISSUE CODE 1461


Vote AGAINST a management proposal to amend a fair price provision.


FAIR PRICE PROVISIONS MAY STIFLE BIDDER INTEREST IN A COMPANY ALTOGETHER AND THEREBY DEVALUE ITS STOCK. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF FAIR PRICE AMENDMENTS. THESE PROVISIONS OFTEN INCLUDE SUPERMAJORITY VOTE REQUIREMENTS, WHICH ARE SO HIGH THAT SHAREHOLDERS FEEL THEY MAY DISCOURAGE TENDER OFFERS ALTOGETHER.


REPEAL FAIR PRICE PROVISION ISSUE CODE 1462


VOTE AGAINST A MANAGEMENT PROPOSAL TO REPEAL A FAIR PRICE PROVISION.


FAIR PRICE PROVISIONS HELP GUARD AGAINST TWO-TIERED TENDER OFFERS, IN WHICH A RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH TWO-TIERED OFFERS MAY FORCE SHAREHOLDERS TO TENDER THEIR HOLDINGS BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS.


ADOPT ANTI GREENMAIL PROVISION ISSUE CODE 1470


VOTE FOR A MANAGEMENT PROPOSAL TO LIMIT THE PAYMENT OF GREENMAIL.


GREENMAIL IS THE NAME GIVEN TO CERTAIN DISCRIMINATORY SHARE REPURCHASES. TYPICALLY, IT REFERS TO PAYMENTS THAT A RAIDER RECEIVES FROM A COMPANY IN EXCHANGE FOR THE RAIDER'S SHARES AND A GUARANTEE HE WILL TERMINATE A TAKEOVER BID. THIS PAYMENT IS USUALLY A PREMIUM ABOVE THE MARKET PRICE, SO WHILE GREENMAIL CAN ENSURE THE CONTINUED INDEPENDENCE OF A COMPANY, IT DISCRIMINATES AGAINST THE OTHER STOCKHOLDERS. BUYING OUT THE SHARES OF ONE OWNER AT A PRICE NOT AVAILABLE TO OTHERS IS UNFAIR. THE PAYMENT OF GREENMAIL MAY ALSO HAVE AN ADVERSE EFFECT ON THE COMPANY'S IMAGE, AMONG BOTH BUSINESS ASSOCIATES AND CONSUMERS. ECONOMIC STUDIES SHOW THAT GREENMAIL DEVALUES A COMPANY'S STOCK PRICE.


ADOPT ADVANCE NOTICE REQUIREMENT ISSUE CODE 1480


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT ADVANCE NOTICE REQUIREMENTS.

ADVANCE NOTICE LIMITS SHAREHOLDERS' RIGHT TO PRESENT BUSINESS OR NOMINATE DIRECTORS AT THE ANNUAL MEETING. LIMITING SHAREHOLDERS' RIGHTS BY ASSURING THAT MANAGEMENT HAS COMPLETE KNOWLEDGE OF ALL PRESENTATIONS AND

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SHAREHOLDER NOMINATIONS SERVES TO ENTRENCH MANAGEMENT BY PROVIDING IT TIME TO COUNTERATTACK ANY ISSUE THAT IT DOES NOT SUPPORT, OR BY ALLOWING IT TO DISMISS BUSINESS OR A SHAREHOLDER'S NOMINATION FOR DIRECTOR IF NOT PRESENTED IN ACCORDANCE WITH THE NOTICE PROVISIONS.

OPT OUT OF STATE TAKEOVER LAW ISSUE CODE 1490


VOTE CASE BY CASE


OPT INTO STATE  TAKEOVER LAW ISSUE CODE 1491


VOTE CASE BY CASE


ADOPT STOCK INCENTIVE PLAN ISSUE CODE 1500


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK OPTION PLAN FOR EMPLOYEES.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.


DILUTION:


VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.


AND


VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).

PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO

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SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE
EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES
DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND
NEW), EXCEEDS 15% OF SHARES OUTSTANDING "EVERGREEN" PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK'S RE-PRICING OF UNDERWATER OPTIONS: UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS THAT PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.

AMEND STOCK INCENTIVE PLAN ISSUE CODE 1501


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK OPTION PLAN FOR EMPLOYEES.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.


PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO




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SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE
EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES
DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND
NEW), EXCEEDS 15% OF SHARES OUTSTANDING "EVERGREEN" PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK'S RE-PRICING OF UNDERWATER OPTIONS: UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS, WHICH PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.


ADD SHARES TO STOCK INCENTIVE PLAN ISSUE CODE 1502


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR EMPLOYEES.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

PROPOSALS ON COMPENSATION FOR EXECUTIVES AND DIRECTORS ARE THE ISSUES SUBMITTED MOST FREQUENTLY TO SHAREHOLDER VOTE (AFTER THE ELECTION OF DIRECTORS AND APPOINTMENT OF ACCOUNTANTS). THE NUMBER OF PROPOSALS IN THESE AREAS HAS INCREASED AS THE RESULT OF TAX LAW CHANGES. THE MOST RECENT TAX BILL MAKES "EXCESSIVE" EXECUTIVE PAY NON-DEDUCTIBLE UNLESS A SHAREHOLDER-APPROVED "PAY FOR PERFORMANCE" PLAN IS IN PLACE. JENNISON GENERALLY SUPPORTS COMPENSATION PLANS THAT LINK EMPLOYEE AND DIRECTOR PAY TO SHAREHOLDER RETURNS. WE ALSO BELIEVE THAT ACTUAL PARTICIPANTS IN AN INDUSTRY HAVE THE BEST UNDERSTANDING OF THE COMPENSATION LEVELS NEEDED TO ATTRACT AND RETAIN KEY PERSONNEL. WE SUPPORT CASH-BASED COMPENSATION PLANS BECAUSE THEY ARE GENERALLY TIED TO PERFORMANCE GOALS AND BECAUSE THEY DO NOT CREATE DILUTION. ON THE OTHER HAND, STOCK-BASED COMPENSATION PLANS CAN BE DETRIMENTAL TO



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SHAREHOLDER INTERESTS IF NOT CAREFULLY CONSTRUCTED. FOR EXAMPLE, STOCK OPTION PLANS CAN LEAD TO SEVERE DILUTION OF OUTSIDE SHAREHOLDERS OR CAN INSULATE
EXECUTIVES FROM A FALLING SHARE PRICE AND, AS A RESULT, FROM SHAREHOLDER INTERESTS. WE WILL OPPOSE COMPENSATION PLANS UNDER THE FOLLOWING CIRCUMSTANCES:
DILUTION: IN ORDER TO PREVENT EXCESSIVE DILUTION, WE WOULD OPPOSE A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND
NEW), EXCEEDS 15% OF SHARES OUTSTANDING. "EVERGREEN" PLANS: UNLIKE MOST CURRENT STOCK OPTIONS PLANS, WHICH MUST BE REAUTHORIZED ANNUALLY, "EVERGREEN" PLANS HAVE NO TERMINATION DATE. WHILE ANNUAL DILUTION IS NORMALLY VERY LOW (TYPICALLY 1% PER YEAR), SHAREHOLDERS MAY SUFFER FROM "CREEPING DILUTION" OVER AN EXTENDED PERIOD OF TIME. WE BELIEVE THAT SHAREHOLDER SHOULD RETAIN CONTROL OVER COMPENSATION PLANS AND, THEREFORE, WILL OPPOSE PLANS WITHOUT TERMINATION DATES. DISCOUNTED OPTIONS: WE WILL ALSO OPPOSE PLANS THAT ESTABLISH AN OPTION EXERCISE PRICE MORE THAN 10% BELOW THE CURRENT MARKET PRICE OF THE STOCK. RE-PRICING OF UNDERWATER OPTIONS: UNDERWATER STOCK OPTIONS ARE THOSE WHERE THE EXERCISES PRICE IS ABOVE THE CURRENT MARKET PRICE (MAKING THE OPTION WORTHLESS TO THE HOLDER). MANY COMPANIES PROPOSE RESETTING THE EXERCISE PRICE WHEN THIS OCCURS. WE WILL OPPOSE RE-PRICING WHEN THE STOCK DECLINE IS DUE TO COMPANY SPECIFIC FACTORS BUT SUPPORT A RESET IF THE DECLINE IS DUE TO GENERAL MARKET CONDITIONS. WE WILL ALSO OPPOSE NEW STOCK OPTION PLANS THAT PERMIT RE-PRICING OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL. WE WILL BE MONITORING DEVELOPMENTS IN THE AREA OF BROAD-BASED EMPLOYEE STOCK OPTION PLANS. WE SUPPORT EFFORTS TO INCLUDE THE STOCK OPTION PLANS IN A COMPANY'S FINANCIAL STATEMENTS. IF OPTION COSTS WERE INCLUDED IN EARNINGS (AS ARE ALL OTHER COMPENSATION EXPENSES), WE WOULD SEE LESS NEED FOR SPECIFIC SHAREHOLDER APPROVAL.


LIMIT PER-EMPLOYEE AWARD ISSUE CODE 1503


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO LIMIT PER-EMPLOYEE ANNUAL OPTION AWARDS.


EXTEND TERM OF STOCK INCENTIVE PLAN ISSUE CODE 1505


VOTE CASE BY CASE


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR EMPLOYEES.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE DILUTION REPRESENTED BY THE PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF POTENTIAL DILUTION FROM ALL COMPANY PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15 %.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS THE PLAN ADMINISTRATORS TO RE-PRICE OR REPLACE UNDERWATER OPTIONS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN IF THE PLAN HAS A SHARE REPLENISHMENT FEATURE --THAT IS, IT ADDS A SPECIFIED NUMBER OR PERCENTAGE OF OUTSTANDING SHARES FOR AWARD EACH YEAR.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK INCENTIVE PLAN FOR EMPLOYEES IF THE PLAN ALLOWS NON-QUALIFIED OPTIONS TO BE PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.

Proposals on compensation for executives and directors are the issues submitted most frequently to shareholder vote (after the election of directors and appointment of accountants). The number of proposals in these areas has increased as the result of tax law changes. The most recent tax bill makes "excessive" executive pay non-



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deductible unless a shareholder-approved "pay for performance" plan is in place. Jennison generally supports compensation plans that link employee and director pay to shareholder returns. We also believe that actual participants in an industry have the best understanding of the compensation levels needed to attract and retain key personnel. We support cash-based compensation plans because they are generally tied to performance goals and because they do not create dilution. On the other hand, stock-based compensation plans can be detrimental to shareholder interests if not carefully constructed. For example, stock option plans can lead to severe dilution of outside shareholders or can insulate executives from a falling share price and, as a result, from shareholder interests. We will oppose compensation plans under the following
circumstances:   Dilution: In order to prevent excessive dilution, we would oppose a new plan if the shares set aside exceed 10% of the company's outstanding shares or if the total set aside under all executive and directors compensation plans (old and new), exceeds 15% of shares outstanding.
"Evergreen" Plans: Unlike most current stock options plans, which must be reauthorized annually, "evergreen" plans have no termination date. While annual dilution is normally very low (typically 1% per year), shareholders may suffer from "creeping dilution" over an extended period of time. We believe that shareholder should retain control over compensation plans and, therefore, will oppose plans without termination dates. Discounted Options: We will also oppose plans that establish an option exercise price more than 10% below the current
market price of the stock.    Re-pricing of Underwater Options: Underwater stock
options are those where the exercises price is above the current market price (making the option worthless to the holder). Many companies propose resetting the exercise price when this occurs. We will oppose re-pricing when the stock decline is due to company specific factors but support a reset if the decline is due to general market conditions. We will also oppose new stock option plans that permit re-pricing of underwater options without shareholder approval. We will be monitoring developments in the area of broad-based employee stock option plans. We support efforts to include the stock option plans in a company's financial statements. If option costs were included in earnings (as are all other compensation expenses), we would see less need for specific shareholder approval.


ADOPT DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1510


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.


IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.


AMEND DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1511


VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.


IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.




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ADD SHARES TO DIRECTOR STOCK INCENTIVE PLAN ISSUE CODE 1512


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK OPTION PLAN FOR NON-EMPLOYEE DIRECTORS.


IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON FURTHER BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.


ADOPT EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1520


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE PROPOSED PLAN ALLOWS EMPLOYEES TO PURCHASE STOCK AT PRICES OF LESS THAN 85% OF THE STOCK'S FAIR MARKET VALUE.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE EQUITY DILUTION REPRESENTED BY THE PROPOSED PLAN, AS CALCULATED BY ISS, IS MORE THAN 10%


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT AN EMPLOYEE STOCK PURCHASE PLAN IF THE POTENTIAL DILUTION OF ALL PLANS, AS CALCULATED BY ISS, IS MORE THAN 15%.

EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS THAT ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%). IF THE COST BASIS IS GREATER THAN 75% BUT LESS THAN 85% OF FAIR MARKET VALUE (DISCOUNT OF 15% TO 25%) WE WILL SUPPORT THE PLAN ONLY IF IT PASSES A DILUTION TEST WHICH REQUIRES THAT THE DILUTION FROM THE PLAN DOES NOT EXCEED 10% OF THE COMPANY'S OUTSTANDING STOCK AND THE TOTAL DILUTION FROM ALL EMPLOYEE STOCK OPTION AND STOCK PURCHASE PLANS (OLD AND NEW) DOES NOT EXCEED 15%. IF THE COST BASIS IS BELOW 76% OF THE FAIR MARKET VALUE (DISCOUNT GREATER THAN 25%) WE WILL OPPOSE THE PLAN.

VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).


AMEND EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1521


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND AN EMPLOYEE STOCK PURCHASE PLAN.


EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS, WHICH ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%). IF THE COST BASIS IS GREATER THAN 75% BUT LESS THAN 85% OF FAIR MARKET VALUE (DISCOUNT OF 15% TO 25%) WE WILL SUPPORT THE PLAN ONLY IF IT PASSES A DILUTION TEST WHICH REQUIRES THAT THE DILUTION FROM THE PLAN DOES NOT EXCEED 10% OF THE




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COMPANY'S OUTSTANDING STOCK AND THE TOTAL DILUTION FROM ALL EMPLOYEE STOCK OPTION AND STOCK PURCHASE PLANS (OLD AND NEW) DOES NOT EXCEED 15%. IF THE COST BASIS IS BELOW 76% OF THE FAIR MARKET VALUE (DISCOUNT GREATER THAN 25%) WE WILL OPPOSE THE PLAN.


ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN ISSUE CODE 1522


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE PROPOSED PLAN ALLOWS EMPLOYEES TO PURCHASE STOCK AT PRICES OF LESS THAN 85% OF THE STOCK'S FAIR MARKET VALUE.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE DILUTION REPRESENTED BY THIS PROPOSAL IS MORE THAN 10% OF THE OUTSTANDING COMMON EQUITY.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO AN EMPLOYEE STOCK PURCHASE PLAN IF THE POTENTIAL DILUTION OF ALL PLANS, AS CALCULATED BY ISS, IS MORE THAN 15%.


EMPLOYEE STOCK PURCHASE PLANS ALLOW THE EMPLOYEES OF A COMPANY TO PURCHASE THE COMPANY'S STOCK AT MARKET OR BELOW-MARKET PRICES. IN PRINCIPLE WE ENCOURAGE SUCH PLANS AS THE EMPLOYEES BECOME SHAREHOLDERS AND THEIR INTERESTS ARE ALIGNED WITH OURS. HOWEVER, WE DO WANT TO PREVENT EXCESSIVE DILUTION STEMMING FROM PLANS, WHICH ALLOW EMPLOYEES TO PURCHASE STOCK AT SIGNIFICANT MARKET DISCOUNTS. WE WILL SUPPORT EMPLOYEE STOCK PURCHASE PLANS IF THE COST BASIS TO THE EMPLOYEE IS AT LEAST 85% OF THE FAIR MARKET VALUE (I.E. DISCOUNT IS LESS THAN 15%).


ADOPT STOCK AWARD PLAN ISSUE CODE 1530


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR EXECUTIVES.


DILUTION:


VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.


AMEND STOCK AWARD PLAN ISSUE CODE 1531


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR EXECUTIVES.


DILUTION:


VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.


ADD SHARES TO STOCK AWARD PLAN ISSUE CODE 1532


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR EXECUTIVES.


DILUTION:




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VOTE AGAINST A NEW PLAN IF THE SHARES SET ASIDE EXCEED 10% OF THE COMPANY'S OUTSTANDING SHARES OR VOTE AGAINST IF THE TOTAL SET ASIDE UNDER ALL EXECUTIVE AND DIRECTORS COMPENSATION PLANS (OLD AND NEW), EXCEEDS 15% OF SHARES OUTSTANDING.


AND


VOTE AGAINST NEW PLANS THAT ALLOW RE-PRICING (I.E. UNDERWATER OPTIONS).


ADOPT DIRECTOR STOCK AWARD PLAN ISSUE CODE 1540


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE DILUTION REPRESENTED BY THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10%.


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADOPT A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS (INCLUDING THIS PROPOSAL), AS CALCULATED BY ISS, IS MORE THAN 15%.


IN LIGHT OF THE SIGNIFICANT ROLE OF OUTSIDE DIRECTORS, JENNISON BELIEVES THAT OUTSIDE DIRECTORS DESERVE REASONABLE COMPENSATION FOR THEIR SERVICES. FURTHERMORE, JENNISON BELIEVES THAT OUTSIDE DIRECTOR COMPENSATION SHOULD BE IN THE FORM OF CASH OR AWARDS OF STOCK, BUT SHOULD NOT INCLUDE ANY OTHER OPTION, PENSION OR BENEFIT PLANS. JENNISON BELIEVES THAT PROVIDING SUCH OPTION, PENSION OR BENEFIT PLANS TO OUTSIDE DIRECTORS MAY CREATE A CONFLICT OF INTEREST AND COMPROMISE SUCH DIRECTORS' ABILITY TO VOTE INDEPENDENTLY ON EXECUTIVE MANAGEMENT AND EMPLOYEE OPTION, PENSION AND BENEFIT PLANS.


AMEND DIRECTOR STOCK AWARD PLAN ISSUE CODE 1541


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION REPRESENTED BY THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 10%.


VOTE AGAINST A MANAGEMENT PROPOSAL TO AMEND A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS (OVERHANG), IS MORE THAN 15%.


ADD SHARES TO DIRECTOR STOCK AWARD PLAN ISSUE CODE 1542


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE DILUTION REPRESENTED BY THE PROPOSAL IS MORE THAN 10% OF THE OUTSTANDING COMMON STOCK.


AND


VOTE AGAINST A MANAGEMENT PROPOSAL TO ADD SHARES TO A STOCK AWARD PLAN FOR NON-EMPLOYEE DIRECTORS IF THE POTENTIAL DILUTION FROM ALL PLANS, INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS (OVERHANG), IS MORE THAN 15%.


APPROVE ANNUAL BONUS PLAN ISSUE CODE 1560




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VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN.


BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.


VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.


THE MAINTENANCE OF FAVORABLE TAX TREATMENT FOR EXECUTIVE COMPENSATION BENEFITS SHAREHOLDERS. COMPANIES SHOULD FOLLOW ALL REQUIREMENTS NECESSARY TO QUALIFY COMPENSATION FOR THE PERFORMANCE EXEMPTION. ANY LOSS OF INCOME TO THE CORPORATION STEMMING FROM A COMPANY'S FAILURE TO RETAIN THIS TAX DEDUCTION WOULD COME OUT OF THE POCKETS OF ITS SHAREHOLDERS. FAILURE TO DISCLOSE THE MAXIMUM PER-EMPLOYEE PAYOUTS MAY COST AN EXEMPTION FROM THE $1 MILLION LIMIT ON THE AMOUNT OF "NON-PERFORMANCE-BASED PAY" THAT A PUBLIC COMPANY MAY DEDUCT FOR INCOME TAX PURPOSES. AS A RESULT, ALL MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE MAXIMUM PER-EMPLOYEE PAYOUTS SHOULD BE OPPOSED.


VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE AN ANNUAL BONUS PLAN IF PERFORMANCE CRITERIA ARE NOT DISCLOSED.


SHAREHOLDERS MAY REASONABLY EXPECT TO BE INFORMED OF THE PERFORMANCE MEASURES RELATED TO MANAGEMENT BONUSES. AS A RESULT, MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE PERFORMANCE CRITERIA SHOULD BE OPPOSED.


APPROVE SAVINGS PLAN ISSUE CODE 1561


VOTE FOR A MANAGEMENT PROPOSAL TO ADOPT A SAVINGS PLAN.


THE INTERNAL REVENUE SERVICE LIMITS THE EXTENT TO WHICH "HIGHLY PAID" EMPLOYEES MAY PARTICIPATE IN COMPANY-SPONSORED EMPLOYEE STOCK PURCHASE PLANS AND SAVINGS PLANS SUCH AS 401K SAVINGS PLANS. THESE PROPOSALS ALLOW HIGHLY PAID EXECUTIVES TO ENJOY THE BENEFITS EXTENDED TO A BROAD BASE OF COMPANY EMPLOYEES.


APPROVE OPTION/STOCK AWARDS ISSUE CODE 1562


VOTE CASE-BY-CASE ON A MANAGEMENT PROPOSAL TO GRANT A ONE-TIME STOCK OPTION.


VOTE AGAINST A MANAGEMENT PROPOSAL TO GRANT A ONE-TIME STOCK OPTION IF THE OPTION IS PRICED AT LESS THAN 90% OF THE FAIR MARKET VALUE ON THE GRANT DATE.


VOTE AGAINST A MANAGEMENT PROPOSAL TO GRANT ONE-TIME OPTION/STOCK AWARD IF THE DILUTION REPRESENTED BY THE AWARD, AS CALCULATED BY ISS, IS MORE THAN 10% PERCENT.


VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE A STOCK OPTION OR STOCK AWARD IF MINIMUM EQUITY OVERHANG FROM ALL COMPANY PLANS INCLUDING THIS PROPOSAL, AS CALCULATED BY ISS, IS MORE THAN 15% OF THE TOTAL OUTSTANDING COMMON EQUITY.


ADOPT DEFERRED COMPENSATION PLAN ISSUE CODE 1563

Vote CASE-BY-CASE on a management proposal to adopt a deferred compensation plan.



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APPROVE LONG-TERM BONUS PLAN ISSUE CODE 1564


VOTE FOR A MANAGEMENT PROPOSAL TO APPROVE A LONG-TERM BONUS PLAN.


BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.


VOTE AGAINST A MANAGEMENT PROPOSAL TO APPROVE A LONG-TERM BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.


THE MAINTENANCE OF FAVORABLE TAX TREATMENT FOR EXECUTIVE COMPENSATION BENEFITS SHAREHOLDERS. COMPANIES SHOULD FOLLOW ALL REQUIREMENTS NECESSARY TO QUALIFY COMPENSATION FOR THE PERFORMANCE EXEMPTION. ANY LOSS OF INCOME TO THE CORPORATION STEMMING FROM A COMPANY'S FAILURE TO RETAIN THIS TAX DEDUCTION WOULD COME OUT OF THE POCKETS OF ITS SHAREHOLDERS. FAILURE TO DISCLOSE THE PERFORMANCE CRITERIA USED TO GENERATE EXECUTIVE BONUS PAYOUTS MAY COST AN EXEMPTION FROM THE $1 MILLION LIMIT ON THE AMOUNT OF "NON-PERFORMANCE BASED PAY" THAT A PUBLIC COMPANY MAY DEDUCT FOR INCOME TAX PURPOSES. IN ADDITION, SHAREHOLDERS MAY REASONABLY EXPECT TO BE INFORMED OF THE PERFORMANCE MEASURES RELATED TO MANAGEMENT BONUSES. AS A RESULT, MANAGEMENT PROPOSALS TO APPROVE BONUS PLANS THAT DO NOT DISCLOSE PERFORMANCE CRITERIA SHOULD BE OPPOSED.


APPROVE EMPLOYMENT AGREEMENTS ISSUE CODE 1565


VOTE FOR A MANAGEMENT PROPOSAL TO APPROVE AN EMPLOYMENT AGREEMENT OR CONTRACT.


EMPLOYMENT AGREEMENTS/CONTRACTS ARE NECESSARY TO ATTRACT, RETAIN AND MOTIVATE EXECUTIVES. COMPANIES MUST OFFER THESE ARRANGEMENTS TO KEY EXECUTIVES TO REMAIN COMPETITIVE.


AMEND DEFERRED COMPENSATION PLAN ISSUE CODE 1566


VOTE FOR A MANAGEMENT PROPOSAL TO AMEND A DEFERRED COMPENSATION PLAN.


COMPANIES FREQUENTLY SPONSOR DEFERRED COMPENSATION PLANS THAT ALLOW EXECUTIVES AND NON-EMPLOYEE DIRECTORS TO DEFER PAY AND ANY RELATED TAXES UNTIL SOME LATER DATE. THE DEFERRED AMOUNTS USUALLY MAY BE DEPOSITED INTO INTEREST-BEARING ACCOUNTS OR INVESTED IN COMPANY STOCK ACCOUNTS. FREQUENTLY, PAYOUTS UNDER DEFERRED COMPENSATION PLANS ARE MADE IN CASH. THESE PLANS REPRESENT A FAIRLY STANDARD COMPONENT OF EXECUTIVE AND NON-EMPLOYEE DIRECTOR COMPENSATION PACKAGES. SINCE THESE PLANS DO NOT CONSTITUTE A SIGNIFICANT ADDITION TO EXECUTIVE AND NON-EMPLOYEE DIRECTOR PAY PACKAGES, PROPOSALS TO ADOPT DEFERRED COMPENSATION PLANS SHOULD BE SUPPORTED.


EXCHANGE UNDERWATER OPTIONS ISSUE CODE 1570


VOTE AGAINST A MANAGEMENT PROPOSAL TO EXCHANGE UNDERWATER OPTIONS (OPTIONS WITH A PER-SHARE EXERCISE PRICE THAT EXCEEDS THE UNDERLYING STOCK'S CURRENT MARKET PRICE).


SHAREHOLDERS ARE HARMED BY THE PRACTICE OF RE-PRICING OR REPLACING SO-CALLED "UNDERWATER" OPTIONS. THIS PRACTICE CONSTITUTES A GIVEAWAY TO EXECUTIVES. SHAREHOLDERS DO NOT HAVE THE SAME PROTECTION FROM FALLING PRICES. IT NEGATES THE NOTION OF TYING MANAGEMENT INCENTIVES TO STOCK PERFORMANCE.


AMEND ANNUAL BONUS PLAN ISSUE CODE 1581




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VOTE FOR A MANAGEMENT PROPOSAL TO AMEND AN ANNUAL BONUS PLAN.


BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.


REAPPROVE OPTION/BONUS FOR OBRA ISSUE CODE 1582


VOTE FOR A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR SATISFYING REQUIREMENTS OF THE OBRA.


INCENTIVE PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE INCENTIVE PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.


MAINTAINING PERFORMANCE-BASED QUALIFICATIONS UNDER SECTION 162(M) ARE IMPORTANT SO THAT THE COMPANY IS NOT CHARGED AN ACCOUNTING EXPENSE FOR THE COMPENSATION ISSUED UNDER THESE PLANS.


VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN IF THE MAXIMUM PER-EMPLOYEE PAYOUT IS NOT DISCLOSED.


VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR EMPLOYEES IF PERFORMANCE CRITERIA ARE NOT DISCLOSED.


VOTE AGAINST A MANAGEMENT PROPOSAL TO RE-APPROVE A STOCK OPTION OR BONUS PLAN FOR EMPLOYEES IF THE COMPANY AUTHORIZED THE RE-PRICING OR REPLACEMENT OF UNDERWATER OPTIONS WITHOUT SHAREHOLDER APPROVAL WITHIN THE PAST THREE YEARS.


AMEND LONG TERM BONUS PLAN ISSUE CODE 1586


VOTE FOR A MANAGEMENT PROPOSAL TO AMEND A LONG-TERM BONUS PLAN.

BONUS PLANS GENERALLY SERVE TO ATTRACT, RETAIN AND MOTIVATE QUALIFIED EXECUTIVES. PAYOUTS UNDER THESE PLANS MAY BE IN CASH OR STOCK AND ARE USUALLY TIED TO THE ATTAINMENT OF CERTAIN FINANCIAL OR OTHER PERFORMANCE GOALS. SINCE BONUS PLANS ARE GENERALLY TIED TO PERFORMANCE, THESE PROPOSALS SHOULD BE SUPPORTED.

SP-SHAREHOLDER APPROVAL OF AUDITIORS ISSUE CODE 2000


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR STOCKHOLDER RATIFICATION OF AUDITORS.


THE COMPANY, THROUGH THE AUDIT COMMITTEE, IS IN THE BEST POSITION TO SELECT AN AUDITOR. SHAREHOLDERS SHOULD DEFER TO MANAGEMENT IN THIS MATTER.


SP-AUDITORS MUST ATTEND ANNUAL MEETING ISSUE CODE 2001


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR AUDITORS TO ATTEND THE ANNUAL MEETING.


MEETING ATTENDANCE BY THE AUDITOR SERVES NO USEFUL PURPOSE, SINCE THE SECURITIES AND EXCHANGE COMMISSION MANDATES DETAILED FINANCIAL DISCLOSURE BY THE COMPANY IN ITS ANNUAL REPORT, 10-K AND OTHER FILINGS.




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SP-LIMIT CONSULTING BY AUDITORS ISSUE CODE 2002


VOTE AGAINST A SHAREHOLDER PROPOSAL TO LIMIT CONSULTING BY A COMPANY'S INDEPENDENT AUDITORS.


THE SARBANES-OXLEY ACT OF 2002 ("THE ACT") CONTAINS PROVISIONS THAT ESTABLISH SAFEGUARDS THAT PROMOTE AUDITOR INDEPENDENCE. SINCE THE ACT REQUIRES AUDIT COMMITTEES TO PRE-APPROVE NON-AUDIT SERVICES, THERE IS NO NEED TO SET ARBITRARY LIMITATIONS ON THE PROVISION OF THESE SERVICES. AN INDEPENDENT OVERSIGHT BOARD, WHICH THE SEC OVERSEES, IS RESPONSIBLE FOR SETTING AUDIT, QUALITY CONTROL, AND ETHICAL STANDARDS FOR AUDITS AND IS RESPONSIBLE FOR INSPECTING, INVESTIGATING AND DISCIPLINING FIRMS AND THEIR ACCOUNTANTS. SUBJECT TO REGULATORY RESTRICTIONS, AUDIT COMMITTEES SHOULD HAVE DISCRETION TO DETERMINE WHETHER TO USE THEIR OUTSIDE AUDIT FIRM OR ANOTHER FIRM FOR SERVICES NOT RELATED TO THE AUDIT PROCESS. AN ACCOUNTANT'S FAMILIARITY WITH THE COMPANY'S FINANCIAL STRUCTURE, GAINED THROUGH PROVIDING NON-AUDIT SERVICES, CAN IMPROVE THE QUALITY OF THE AUDIT.


SP-ROTATE AUDITORS ISSUE CODE 2003


VOTE AGAINST A SHAREHOLDER PROPOSAL ASKING THE COMPANY TO ROTATE ITS AUDITORS.


MANDATORY AUDITOR ROTATION COULD PREVENT AN AUDITOR FROM DEVELOPING A DETAILED UNDERSTANDING OF A COMPANY'S BUSINESS, OPERATIONS, SYSTEMS, LEGAL STRUCTURE AND ACCOUNTING PRACTICES, AND THEREFORE, WOULD REDUCE THE QUALITY AND EFFICIENCY OF THE AUDIT PROCESS. IN ADDITION, IT COULD BE COSTLY TO THE COMPANY. BECAUSE OF THE LIMITED POOL OF ACCOUNTING FIRMS, AUDITOR ROTATION MAY BE DIFFICULT TO IMPLEMENT.


SP-RESTORE PREEMPTIVE RIGHTS ISSUE CODE 2010


VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE PREEMPTIVE RIGHTS.


IN THE ABSENCE OF PREEMPTIVE RIGHTS, DIRECT STOCK ISSUANCES DILUTE THE POSITIONS OF STOCKHOLDERS. THESE RIGHTS PERMIT INVESTORS TO MAINTAIN THEIR RELATIVE EQUITY POSITION IN A COMPANY. PREEMPTIVE RIGHTS REINFORCE THE NOTION THAT SHAREHOLDERS OWN THE CORPORATION AND ARE ENTITLED TO ANYTHING OF VALUE DISTRIBUTED BY THE COMPANY, INCLUDING THE OPPORTUNITY TO BUY POTENTIALLY VALUABLE NEW SECURITIES. THESE RIGHTS ENABLE SHAREHOLDERS TO MAINTAIN THEIR PROPORTIONAL OWNERSHIP IN A COMPANY AND PRESERVE THEIR VOTING INTERESTS. MOREOVER, STUDIES INDICATE THAT PREEMPTIVE RIGHTS OFFERINGS ARE LESS EXPENSIVE THAN UNDERWRITTEN OFFERINGS.


SP-STUDY SALE OR SPIN-OFF ISSUE CODE 2030


VOTE CASE BY CASE


SP-ADOPT CONFIDENTIAL VOTING ISSUE CODE 2100


VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO ADOPT CONFIDENTIAL VOTING AND INDEPENDENT TABULATION OF PROXY BALLOTS.

THE ENTIRE CORPORATE GOVERNANCE SYSTEM IS BUILT ON THE FOUNDATION OF THE PROXY VOTING PROCESS. IF THE VOTING SYSTEM IS NOT FAIR, THE SYSTEM WILL NOT WORK. IT IS ESSENTIAL THAT CORPORATIONS PROVIDE CONFIDENTIAL TREATMENT TO SHAREHOLDERS AND TABULATION BY A THIRD PARTY FOR ALL PROXIES, BALLOTS AND VOTING AUTHORIZATIONS. PROXY VOTING SHOULD BE CONDUCTED UNDER THE SAME RULES OF
CONFIDENTIALITY THAT APPLY TO VOTING IN POLITICAL ELECTIONS. OPEN BALLOTING ALLOWS COMPANIES TO RE-SOLICIT SHAREHOLDERS TO URGE THEM TO CHANGE THEIR VOTES-WHICH SHAREHOLDER PROPONENTS DO NOT HAVE AN OPPORTUNITY TO DO-AND CREATES AN OPPORTUNITY FOR COERCION. CONFIDENTIAL VOTING MINIMIZES THE POSSIBILITY



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THAT SHAREHOLDERS, ESPECIALLY  MONEY  MANAGERS,  WILL BE SUBJECT TO CONFLICTS OF
INTERESTS.  ANY  MINIMAL  COSTS  THAT  MUST  BE  INCURRED   IN   IMPLEMENTING  A
CONFIDENTIAL VOTING POLICY ARE OUTWEIGHED BY THE BENEFITS TO SHAREHOLDERS.


SP-COUNTING SHAREHOLDER VOTES ISSUE CODE 2101


VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE COMPANY TO REFRAIN FROM COUNTING ABSTENTIONS AND BROKER NON-VOTES IN VOTE TABULATIONS.


THE TRUE MEASURE OF SUPPORT IN ANY VOTING SYSTEM IS THE NUMBER OF VOTES CAST FOR AND AGAINST A PARTICULAR PROPOSAL. A BALLOT MARKED "ABSTAIN" OR A NON-VOTE REPRESENTS THE ABSENCE OF ANY REAL INDICATION OF SUPPORT. WHEN SUCH VOTES ARE TABULATED, HOWEVER, THEY HAVE THE EFFECT OF A VOTE AGAINST THE RESOLUTION.


SP-NO DISCRETIONARY VOTING ISSUE CODE 2102


VOTE FOR A SHAREHOLDER PROPOSAL TO ELIMINATE THE COMPANY'S DISCRETION TO VOTE UNMARKED PROXY BALLOTS.


THE BOARD OF DIRECTORS SHOULD NOT HAVE THE RIGHT TO VOTE SIGNED BUT UNVOTED BALLOTS. THE TRUE MEASURE OF SUPPORT IN ANY VOTING SYSTEM IS THE NUMBER OF VOTES CAST FOR AND AGAINST A PARTICULAR PROPOSAL. AN UNMARKED BALLOT REPRESENTS THE ABSENCE OF ANY REAL INDICATION OF SUPPORT.


SP-EQUAL ACCESS TO THE PROXY ISSUE CODE 2110


VOTE AGAINST A SHAREHOLDER PROPOSAL TO PROVIDE EQUAL ACCESS TO THE PROXY MATERIALS FOR SHAREHOLDERS.


SEC PROXY RULES ALREADY PROVIDE AMPLE MEANS FOR SHAREHOLDERS TO PARTICIPATE IN THE VOTING PROCESS. UNDER THE PROXY RULES, SHAREHOLDERS HAVE THE RIGHT TO HAVE PROPOSALS INCLUDED IN THE PROXY STATEMENT. MANY COMPANIES ALSO PROVIDE SHAREHOLDERS WITH THE RIGHT TO SUGGEST DIRECTOR CANDIDATES TO THE NOMINATING COMMITTEE. IT WOULD BE UNWORKABLE TO OPEN THE PROXY MECHANISM BECAUSE OF THE LARGE NUMBER OF SHAREHOLDERS WHO MIGHT WISH TO INSERT COMMENTS OR OFFER NOMINATIONS. IMPLEMENTING THIS PROPOSAL WOULD PUT THIS COMPANY AT A DISADVANTAGE BECAUSE OTHER COMPANIES ARE NOT REQUIRED TO DO SO.


SP-IMPROVE MEETING REPORTS ISSUE CODE 2120


VOTE AGAINST A SHAREHOLDER PROPOSAL TO IMPROVE ANNUAL MEETING REPORTS.


SEC PROXY RULES ALREADY PROVIDE AMPLE MEANS FOR SHAREHOLDERS TO PARTICIPATE IN THE VOTING PROCESS. UNDER THE PROXY RULES, SHAREHOLDERS HAVE THE RIGHT TO HAVE PROPOSALS INCLUDED IN THE PROXY STATEMENT. MANY COMPANIES ALSO PROVIDE SHAREHOLDERS WITH THE RIGHT TO SUGGEST DIRECTOR CANDIDATES TO THE NOMINATING COMMITTEE. IT WOULD BE UNWORKABLE TO OPEN THE PROXY MECHANISM BECAUSE OF THE LARGE NUMBER OF SHAREHOLDERS WHO MIGHT WISH TO INSERT COMMENTS OR OFFER NOMINATIONS. IMPLEMENTING THIS PROPOSAL WOULD PUT THIS COMPANY AT A DISADVANTAGE BECAUSE OTHER COMPANIES ARE NOT REQUIRED TO DO SO.


SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2130


VOTE AGAINST A SHAREHOLDER PROPOSAL TO CHANGE THE ANNUAL MEETING LOCATION.


THE LOCATION OF THE ANNUAL MEETING IS A NON-ISSUE. ATTENDANCE AT THE MEETING BY PROXY IS ALWAYS AN OPTION. THE VAST MAJORITY OF SHAREHOLDERS CHOOSE NOT TO ATTEND ANNUAL MEETINGS IN PERSON, EVEN THOSE THAT ARE HELD IN MAJOR




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METROPOLITAN AREAS. KEEPING IT AT A FIXED LOCATION CAN BE COST-EFFECTIVE AND REASONABLE, AND IT IS BEST TO LEAVE THE ISSUE TO THE DISCRETION OF MANAGEMENT AND THE BOARD.


SP-CHANGE ANNUAL MEETING DATE ISSUE CODE 2131


VOTE AGAINST A SHAREHOLDER PROPOSAL TO CHANGE THE ANNUAL MEETING DATE.


CHANGING THE ANNUAL MEETING DATE COULD DELAY THE ANNUAL MEETING AND RESULT IN INCREASED COSTS BY REQUIRING SEPARATE MAILINGS OF THE PROXY STATEMENT AND THE ANNUAL REPORT. IN ADDITION, BECAUSE THE FISCAL YEARS OF MANY COMPANIES END IN DECEMBER, MEETING DATE CONFLICTS ARE INEVITABLE. FINALLY, MOST SHAREHOLDERS DO NOT ATTEND THE ANNUAL MEETINGS IN PERSON AND CHOOSE TO DO SO BY PROXY.


SP-BOARD INCLUSIVENESS ISSUE CODE 2201


VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO INCLUDE MORE WOMEN AND MINORITIES AS DIRECTORS.


DIVERSITY ON THE BOARD IS IMPORTANT. A VOTE FOR A NON-BINDING SHAREHOLDER PROPOSAL SEEKING TO INCREASE THE PARTICIPATION OF WOMEN AND MINORITIES ON THE BOARD SENDS THE PROPER SIGNAL TO THE BOARD, BUT IT DOES NOT COMPROMISE THE FLEXIBILITY OF THE BOARD TO SEARCH FOR THE BEST POSSIBLE CANDIDATES.


SP-INCREASE BOARD INDEPENDENCE ISSUE CODE 2202


VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE BOARD INDEPENDENCE.


THE BOARD OF DIRECTORS AND MANAGEMENT OF THE COMPANY ARE IN THE BEST POSITION TO DETERMINE A WORKABLE, EFFICIENT STRUCTURE FOR THE BOARD OF DIRECTORS. THE BOARD SHOULD BE FREE TO IDENTIFY THE INDIVIDUALS WHO WILL BEST SERVE THE SHAREHOLDERS WITHOUT BEING HINDERED BY ARBITRARY LIMITS. MANY FACTORS CONTRIBUTE TO A SUCCESSFUL AND WELL-RUN BOARD, INCLUDING THE SKILLS, INSIGHTS AND EXPERIENCES THAT ARE OFFERED BY DIRECTORS CLASSIFIED BY MANY AS AFFILIATES. "INDEPENDENCE" IS NOT EASILY DEFINED. THE USE OF AN ARBITRARY STANDARD FOR "INDEPENDENCE" WOULD LIMIT THE BOARD'S ABILITY TO NOMINATE THE BEST CANDIDATES.


SP-DIRECTOR TENURE/RETIREMENT AGE ISSUE CODE 2203


VOTE AGAINST A SHAREHOLDER PROPOSAL SEEKING TO LIMIT THE PERIOD OF TIME A DIRECTOR CAN SERVE BY ESTABLISHING A RETIREMENT OR TENURE POLICY.


WE BELIEVE THAT EXPERIENCED  BOARD MEMBERS CAN BRING CONTINUITY AND INSIGHT INTO
THE MANAGEMENT OF A COMPANY.   TERM  LIMITS MAY RESULT IN THE LOSS OF GOOD BOARD
MEMBERS.  THEREFORE, WE WILL VOTE AGAINST TERM LIMIT PROPOSALS.


SP-MINIMUM STOCK OWNERSHIP BY DIRECTORS ISSUE CODE 2204


VOTE FOR A SHAREHOLDER PROPOSAL TO REQUIRE MINIMUM STOCK OWNERSHIP BY DIRECTORS.


WE ENCOURAGE DIRECTORS TO OWN STOCK AND THEREBY MORE CLOSELY ALIGN THEMSELVES WITH THE STOCKHOLDERS. WE RECOGNIZE THAT MANAGEMENT MAY CHOOSE TO SEEK DIRECTORS FROM A WIDE RANGE OF ECONOMIC BACKGROUNDS. WE BELIEVE, THEREFORE, THAT MINIMUM STOCK OWNERSHIP REQUIREMENT SHOULD BE SET AT REASONABLE LEVELS


SP-ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD ISSUE CODE 2205




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VOTE CASE BY CASE


SP-DIRECTOR'S ROLE IN CORPORATE STRATEGY ISSUE CODE 2206


VOTE AGAINST A SHAREHOLDER PROPOSAL SEEKING TO INCREASE DISCLOSURE REGARDING THE BOARD'S ROLE IN THE DEVELOPMENT AND MONITORING OF THE COMPANY'S LONG-TERM STRATEGIC PLAN.


STRATEGY PLANNING TASKS ARE WITHIN THE NORMAL DEFINITION OF THE DIRECTORS' ROLE AND DO NOT NEED TO BE SPECIFICALLY DISCLOSED, AND/OR ARE ADEQUATELY DEFINED IN MOST COMPANIES' EXISTING DOCUMENTS. TOO MUCH DISCLOSURE REGARDING STRATEGY FORMATION MAY PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE.


SP-INCREASE NOMINATING COMMITTEE INDEPENDENCE ISSUE CODE 2210


VOTE FOR A SHAREHOLDER PROPOSAL CALLING FOR AN ALL-INDEPENDENT NOMINATING COMMITTEE.


THESE PROPOSALS SUGGEST THAT AN INDEPENDENT NOMINATING COMMITTEE (WITHOUT ANY MANAGEMENT REPRESENTATIVES) BE ESTABLISHED TO CHOOSE NEW BOARD CANDIDATES. PROPONENTS OF THIS AMENDMENT SUGGEST THAT AN INDEPENDENT NOMINATING COMMITTEE IS ESSENTIAL TO ENSURE AN INDEPENDENT AND ACCOUNTABLE BOARD. WE AGREE. MANAGEMENT CAN BE INVOLVED IN THE SELECTION OF OUTSIDE DIRECTORS BY PROVIDING RECOMMENDATIONS TO THE NOMINATING COMMITTEE


SP-CREATE NOMINATING COMMITTEE ISSUE CODE 2211


VOTE FOR A SHAREHOLDER PROPOSAL TO CREATE A NOMINATING COMMITTEE OF THE BOARD.


DIRECTORS REPRESENT SHAREHOLDER INTERESTS AND ARE RESPONSIBLE FOR SELECTING AND MONITORING THE CORPORATION'S MANAGEMENT TEAM. AS A RESULT, A NOMINATING
COMMITTEE SHOULD BE ESTABLISHED TO  ENSURE  THAT  THE  MOST QUALIFIED DIRECTORS,
INCLUDING INDIVIDUALS WHO ARE FREE OF TIES TO INCUMBENT MANAGEMENT, ARE NOMINATED TO THE BOARD. A NOMINATING COMMITTEE WOULD FOCUS ON THE STRUCTURE AND MEMBERSHIP OF THE ENTIRE BOARD AND WOULD ALLOW THE FULL BOARD TO CONCENTRATE ON OTHER ISSUES.


SP-CREATE SHAREHOLDER COMMITTEE ISSUE CODE 2212


VOTE FOR A SHAREHOLDER PROPOSAL URGING THE CREATION OF A SHAREHOLDER COMMITTEE.


SHAREHOLDER COMMITTEES PROVIDE SHAREHOLDERS WITH FORUMS TO CHANNEL THEIR VIEWS TO THE BOARD. THESE COMMITTEES ALSO GIVE SHAREHOLDERS AN OPPORTUNITY TO DISCUSS ISSUES RELEVANT TO THEIR INVESTMENTS IN CORPORATIONS.


SP-INDEPENDENT BOARD CHAIRMAN ISSUE CODE 2214


VOTE AGAINST A SHAREHOLDER PROPOSAL ASKING THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE CHOSEN FROM AMONG THE RANKS OF THE NON-EMPLOYEE DIRECTORS.

The directors owe a fiduciary duty to shareholders to enhance the long-term value of the corporation. The board of directors is in the best position to assess the corporation's needs and to create the best possible structure of the company's management. The requirement for an independent chairman would add an unnecessary layer of bureaucracy to the management of the company and could dilute the power of the CEO to provide effective leadership. The board should be able to turn to a non-employee chairman when the circumstances dictate, such as an unexpected vacancy or a transitional period. But arbitrarily forcing a split of the jobs of CEO and chairman of the board may not be in the best interest of the corporation.



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SP-LEAD DIRECTOR ISSUE CODE 2215


VOTE FOR A SHAREHOLDER PROPOSAL ASKING THAT A LEAD DIRECTOR BE CHOSEN FROM AMONG THE RANKS OF THE NON-EMPLOYEE DIRECTORS.


THE DIRECTORS ARE ELECTED TO OVERSEE THE CORPORATION ON BEHALF OF THE OWNERS-THE SHAREHOLDERS. A LEAD DIRECTOR CAN ACT AS AN INDEPENDENT CONDUIT OF COMMUNICATION TO THE BOARD AND OFTEN IS ENCOURAGED WHEN THE CEO ALSO HOLDS THE BOARD CHAIR POSITION. A LEAD DIRECTOR WOULD BE RESPONSIBLE FOR COORDINATING THE NON-EMPLOYEE DIRECTOR'S EVALUATION OF THE BOARD'S PERFORMANCE AND THE CONTRIBUTION OF EACH BOARD MEMBER. IMPLEMENTATION OF THIS PROPOSAL WOULD ESTABLISH A FORMAL STRUCTURE TO PROMOTE AN ACTIVE ROLE BY INDEPENDENT DIRECTORS ON THE BOARD.


SP-ADOPT CUMULATIVE VOTING ISSUE CODE 2220


Vote AGAINST a shareholder proposal calling for the adoption of cumulative voting.


Cumulative voting may give minority shareholders too much voting control and may divide the board into conflicting special interests, undermining the board's ability to work in the best interests of all shareholders.


SP-REQUIRE NOMINEE STATEMENT IN PROXY ISSUE CODE 2230


VOTE AGAINST A SHAREHOLDER PROPOSAL TO REQUIRE DIRECTORS TO PLACE A STATEMENT OF CANDIDACY IN THE PROXY STATEMENT.


THE BOARD IS BEST QUALIFIED TO SELECT THE NOMINEES FOR THE BOARD. DIRECTORS ARE USUALLY SELECTED AFTER A SEARCH PROCESS THAT INCLUDES PERSONAL INTERVIEWS AND BACKGROUND CHECKS. THE COMPANY SHOULD ONLY BE REQUIRED TO COMPLY WITH THE SECURITIES AND EXCHANGE COMMISSION'S DISCLOSURE REQUIREMENTS FOR EACH NOMINEE AND THE IMPLEMENTATION OF THIS PROPOSAL WOULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE. FORCING DIRECTORS TO COMPLY WITH ANY FURTHER REQUIREMENTS MAY DISCOURAGE QUALIFIED INDIVIDUALS FROM SERVING ON THE BOARD.


SP-DOUBLE BOARD NOMINEES ISSUE CODE 2231


VOTE AGAINST A SHAREHOLDER PROPOSAL TO NOMINATE TWO DIRECTOR CANDIDATES FOR EACH OPEN BOARD SEAT.


THIS TYPE OF ELECTION SYSTEM WOULD CREATE A POLITICAL ENVIRONMENT IN WHICH NOMINEES COMPETE WITH EACH OTHER FOR THE AVAILABLE BOARD SEATS. THE APPROPRIATE ROLE OF THE DIRECTORS IS TO PRESENT SHAREHOLDERS WITH A SLATE OF DIRECTOR CANDIDATES WHO ARE MOST QUALIFIED AND WHO ARE READY, WILLING AND ABLE TO OVERSEE THE MANAGEMENT OF A COMPANY'S AFFAIRS. THE IMPLEMENTATION OF THIS PROPOSAL WOULD MAKE THE RECRUITMENT OF POTENTIAL DIRECTORS MORE DIFFICULT AND WOULD PRECLUDE THE BOARD FROM FULFILLING ITS FIDUCIARY RESPONSIBILITY OF ADVISING SHAREHOLDERS ON MATTERS IN WHICH THEY ARE ASKED TO VOTE.


SP-DIRECTOR LIABLILITY ISSUE CODE 2240


VOTE FOR A SHAREHOLDER PROPOSAL TO MAKE DIRECTORS LIABLE FOR ACTS OR OMISSIONS THAT CONSTITUTES A BREACH OF FIDUCIARY CARE RESULTING FROM A DIRECTOR'S GROSS NEGLIGENCE AND/OR WILLFUL NEGLECT.


DIRECTORS' BUSINESS DECISIONS WHILE SERVING ON A BOARD CAN INVOLVE SERIOUS CONSEQUENCES. THEIR CONDUCT CAN HAVE A LARGE IMPACT, FINANCIALLY AND OTHERWISE, ON THE WELFARE OF A COMPANY AND ITS SHAREHOLDERS. INCREASING DIRECTORS' PERSONAL ACCOUNTABILITY FOR THEIR ACTIONS ON THE BOARD WILL ENCOURAGE DIRECTORS TO UPHOLD THEIR FIDUCIARY DUTIES IN




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MAKING THESE BUSINESS DECISIONS. THIS WILL CAUSE DIRECTORS TO CONDUCT THEMSELVES WITH INCREASED DILIGENCE, AND WILL HELP PREVENT CORRUPTION AND NEGLIGENCE AMONG THE BOARD.


SP-REPEAL CLASSIFIED BOARD ISSUE CODE 2300


VOTE FOR A SHAREHOLDER PROPOSAL TO REPEAL A CLASSIFIED BOARD.


CLASSIFIED BOARDS MAY SERVE TO ENTRENCH MANAGEMENT. SINCE ONLY A MINORITY OF THE DIRECTORS STAND FOR ELECTION EACH YEAR, SHAREHOLDERS DO NOT HAVE THE ABILITY TO OUT ANY OTHER DIRECTORS WHO MAY BE ACTING IN A FASHION THAT IS AGAINST THE INTERESTS OF SHAREHOLDERS.


SP-REDEEM OR VOTE ON POISON PILL ISSUE CODE 2310


VOTE FOR A SHAREHOLDER PROPOSAL ASKING THE BOARD TO REDEEM OR TO ALLOW SHAREHOLDERS TO VOTE ON A POISON PILL/SHAREHOLDER RIGHTS PLAN.


POISON PILL PLANS GO TO THE HEART OF WHO OWNS THE COMPANY - SHAREHOLDERS OR THE BOARD. POISON PILLS TAKE DECISIONS ON MERGERS AND TENDER OFFERS OUT OF SHAREHOLDERS' HANDS BY PROVIDING DIRECTORS VIRTUAL VETO POWER OVER AN OFFER. THEY STRIP SHAREHOLDERS OF THEIR BASIC RIGHT TO DECIDE WHEN, TO WHOM AND UPON WHAT TERMS TO SELL THEIR SHARES. POISON PILL PLANS MAY HARM SHAREHOLDER VALUE, AND CAN ENTRENCH MANAGEMENT BY DETERRING STOCK ACQUISITION OFFERS THAT ARE NOT FAVORED BY THE BOARD OF DIRECTORS. INSTEAD OF FOSTERING NEGOTIATIONS, POISON PILL PLANS ARE DESIGNED TO DISCOURAGE OR THWART OFFERS BEFORE THEY ARE EVER MADE. THIS RESULTS IN MANAGEMENT ENTRENCHMENT TO THE DETRIMENT OF SHAREHOLDERS. PILL PLANS MAY TEND TO DEPRESS STOCK PRICE AND PROMOTE POOR CORPORATE PERFORMANCE. SEVERAL STUDIES AND OTHER ANALYSES POINT TO A DROP IN SHARE VALUE AT THE TIME OF THE ADOPTION OF A RIGHTS PLAN. SHAREHOLDERS, NOT THE DIRECTORS, ARE BEST QUALIFIED TO DETERMINE WHEN AND FOR WHAT PRICE THEY WILL SELL THEIR SHARES.


SP-ELIMINATE SUPERMAJORITY PROVISION ISSUE CODE 2320


VOTE FOR A SHAREHOLDER PROPOSAL THAT SEEKS TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS.


SUPERMAJORITY VOTE PROVISIONS MAY STIFLE BIDDER INTEREST IN THE COMPANY ALTOGETHER AND THEREBY DEVALUE THE STOCK. SUPERMAJORITY REQUIREMENTS ARE OFTEN SET SO HIGH THAT THEY DISCOURAGE TENDER OFFERS ALTOGETHER. THEY MAY ALSO MAKE IT NEARLY IMPOSSIBLE FOR SHAREHOLDERS TO AMEND ANTI-TAKEOVER PROVISIONS CONTAINED IN CHARTERS OR BYLAWS. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF SUPERMAJORITY VOTE PROVISIONS.


SP-REDUCE SUPERMAJORITY PROVISION ISSUE CODE 2321


VOTE FOR A SHAREHOLDER PROPOSAL THAT SEEKS TO REDUCE SUPERMAJORITY VOTE REQUIREMENTS.


SUPERMAJORITY VOTE PROVISIONS MAY STIFLE BIDDER INTEREST IN THE COMPANY ALTOGETHER AND THEREBY DEVALUE THE STOCK. SUPERMAJORITY REQUIREMENTS ARE OFTEN SET SO HIGH THAT THEY DISCOURAGE TENDER OFFERS ALTOGETHER. THEY MAY ALSO MAKE IT NEARLY IMPOSSIBLE FOR SHAREHOLDERS TO AMEND ANTI-TAKEOVER PROVISIONS CONTAINED IN CHARTERS OR BYLAWS. SOME ECONOMIC STUDIES HAVE SHOWN SLIGHT NEGATIVE STOCK PRICE EFFECTS ON THE ADOPTION OF SUPERMAJORITY VOTE PROVISIONS.


SP-REPEAL FAIR PRICE PROVISION ISSUE CODE 2324




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VOTE AGAINST A SHAREHOLDER PROPOSAL THAT SEEKS TO REPEAL FAIR PRICE PROVISIONS.


FAIR PRICE PROVISIONS HELP GUARD AGAINST TWO-TIERED TENDER OFFERS IN WHICH A RAIDER OFFERS A SUBSTANTIALLY HIGHER CASH BID FOR AN INITIAL AND OFTEN CONTROLLING STAKE IN A COMPANY AND THEN OFFERS A LOWER PRICE FOR THE REMAINING SHARES. THE COERCIVE PRESSURES ASSOCIATED WITH SUCH AN OFFER MAY FORCE SHAREHOLDERS TO TENDER BEFORE THEY HAVE CONSIDERED ALL RELEVANT FACTS. THESE PROVISIONS GUARANTEE AN EQUAL PRICE FOR ALL SHAREHOLDERS.


SP-RESTORE RIGHT TO CALL A SPECIAL MEETING ISSUE CODE 2325


VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE SHAREHOLDERS' RIGHT TO CALL A SPECIAL MEETING.


THE ABILITY OF SHAREHOLDERS TO CALL A SPECIAL MEETING IS AN IMPORTANT RIGHT. WITHOUT THE RIGHT, SHAREHOLDERS MAY HAVE TO WAIT FOR THE ANNUAL MEETING TO TAKE ACTION. SUCH DELAYS MAY NOT BE IN THE BEST INTEREST OF SHAREHOLDERS. SHAREHOLDERS SHOULD HAVE ACCESS TO PROCEDURES THAT PERMIT THEM, THE OWNERS OF THE CORPORATION, TO BRING SPECIAL CIRCUMSTANCES TO THE ATTENTION OF THE OTHER OWNERS. LIMITATIONS ON SHAREHOLDER ACTIONS CAN ENTRENCH MANAGEMENT, RENDER A CORPORATION LESS ATTRACTIVE AS A TAKEOVER CANDIDATE AND GIVE MANAGEMENT A DECIDED ADVANTAGE IN A TAKEOVER.


SP-RESTORE RIGHT TO ACT BY WRITTEN CONSENT ISSUE CODE 2326


VOTE FOR A SHAREHOLDER PROPOSAL TO RESTORE SHAREHOLDERS' RIGHT TO ACT BY WRITTEN CONSENTS.


WRITTEN CONSENT ALLOWS SHAREHOLDERS TO INITIATE ACTIONS WITHOUT CALLING A SPECIAL MEETING OR WAITING UNTIL THE ANNUAL MEETING.


SHAREHOLDERS SHOULD HAVE ACCESS TO PROCEDURES THAT PERMIT THEM, THE OWNERS OF THE CORPORATION, TO BRING SPECIAL CIRCUMSTANCES TO THE ATTENTION OF THE OTHER OWNERS. LIMITATIONS ON SHAREHOLDER ACTIONS CAN ENTRENCH MANAGEMENT, RENDER A CORPORATION LESS ATTRACTIVE AS A TAKEOVER CANDIDATE AND GIVE MANAGEMENT A DECIDED ADVANTAGE IN A TAKEOVER.


SP-PROHIBIT TARGETED SHARE PLACEMENT ISSUE CODE 2330


VOTE AGAINST A SHAREHOLDER PROPOSAL TO LIMIT THE BOARD'S DISCRETION TO ISSUE TARGETED SHARE PLACEMENTS OR TO REQUIRE SHAREHOLDER APPROVAL BEFORE SUCH BLOCK PLACEMENTS CAN BE MADE.


THE CORPORATION'S MANAGEMENT TEAM, SUBJECT TO THE REVIEW OF THE BOARD OF DIRECTORS, IS RESPONSIBLE FOR THE COMPANY'S DAY-TO-DAY OPERATIONS AND STRATEGIC PLANNING. AS A RESULT, IT IS BEST SUITED TO JUDGE THE CORPORATION'S CURRENT AND FUTURE REQUIREMENTS FOR RAISING ADDITIONAL CAPITAL. TARGETED SHARE PLACEMENTS ARE LESS EXPENSIVE TO EXECUTE THAN ISSUING STOCK, DO NOT REQUIRE THE HIGH INTEREST RATE OF TRADITIONAL DEBT AND CAN BE STRUCTURED TO BENEFIT A LIMITED NUMBER OF PARTIES. PLACING LIMITS ON THE ABILITY OF MANAGEMENT AND THE BOARD TO ISSUE BLOCKS OF PREFERRED STOCK TO FUND THE CORPORATION'S CURRENT OPERATIONS AND FUTURE GROWTH IS UNNECESSARY AND MAY REDUCE THE CORPORATION'S ABILITY TO MEET ITS CAPITAL NEEDS.


SP-OPT OUT OF STATE TAKEOVER STATUTE ISSUE CODE 2341


VOTE CASE-BY-CASE ON A SHAREHOLDER PROPOSAL SEEKING TO FORCE THE COMPANY TO OPT OUT OF A STATE ANTI-TAKEOVER STATUTORY PROVISION.




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SP-REINCORPORATION ISSUE CODE 2342


VOTE  AGAINST  A SHAREHOLDER PROPOSAL TO REINCORPORATE THE  COMPANY  IN  ANOTHER
STATE.


THE BOARD IS BEST QUALIFIED TO DETERMINE THE STATE REGULATORY ENVIRONMENT THAT IS BEST SUITED TO THE COMPANY'S NEEDS. THE BOARD MUST HAVE THE FLEXIBILITY TO TAKE ADVANTAGE OF THE APPROPRIATE STATUTORY STRUCTURE THAT IT BELIEVES OFFERS IT THE FLEXIBILITY TO RESPOND TO REAL OR PERCEIVED THREATS TO THE CORPORATION AND ITS SHAREHOLDERS. ECONOMIC STUDIES ON STATE ANTI-TAKEOVER STATUTES HAVE YIELDED MIXED RESULTS. SOME STUDIES HAVE FOUND THAT THE ADOPTION OF STATE LAWS HAS NO SIGNIFICANT IMPACT ON SHARE VALUE. AS A RESULT, THERE IS NO CLEAR EVIDENCE THAT THE ADOPTION OF ANTI-TAKEOVER STATUTES AFFECT SHARE VALUE OR THAT SUCH LAWS DETER TAKEOVERS.


SP-ADOPT ANTI-GREENMAIL PROVISION ISSUE CODE 2350


VOTE FOR A SHAREHOLDER PROPOSAL TO LIMIT GREENMAIL PAYMENTS.


GREENMAIL IS THE NAME GIVEN TO CERTAIN DISCRIMINATORY SHARE REPURCHASES. TYPICALLY, IT REFERS TO A PAYMENT THAT A RAIDER RECEIVES FROM A COMPANY IN EXCHANGE FOR THE RAIDER'S SHARES AND A GUARANTEE TO TERMINATE A TAKEOVER BID. THIS PAYMENT IS USUALLY A PREMIUM ABOVE THE MARKET PRICE, SO WHILE GREENMAIL CAN ENSURE THE CONTINUED INDEPENDENCE OF A COMPANY, IT DISCRIMINATES AGAINST THE OTHER STOCKHOLDERS. BUYING OUT THE SHARES OF ONE OWNER AT A PRICE NOT AVAILABLE TO OTHERS IS UNFAIR. THE PAYMENT OF GREENMAIL MAY ALSO HAVE AN ADVERSE EFFECT ON CORPORATE IMAGE, AMONG BOTH BUSINESS ASSOCIATES AND CONSUMERS. SOME ECONOMIC STUDIES SHOW THAT GREENMAIL DEVALUES A COMPANY'S STOCK PRICE.


RESTRICT EXECUTIVE COMPENSATION ISSUE CODE 2400


VOTE AGAINST A SHAREHOLDER PROPOSAL TO RESTRICT EXECUTIVE COMPENSATION.


COMPENSATION PACKAGES MAY SERVE TO ALIGN EXECUTIVE AND SHAREHOLDER INTERESTS. SHAREHOLDERS SHOULD NOT SEEK TO MICROMANAGE THE BOARD'S EXECUTIVE COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS.


VOTE AGAINST A SHAREHOLDER PROPOSAL TO RESTRICT EXECUTIVE COMPENSATION IF THE PROPOSAL ATTEMPTS TO LIMIT EXECUTIVE PAY WITHOUT LINKING COMPENSATION TO A FINANCIAL PERFORMANCE MEASURE.


EXECUTIVE PAY LEVELS CAN BE EXCESSIVE, WHICH BECOMES A PARTICULAR CONCERN WHEN PAY LEVELS ARE NOT TIED SUFFICIENTLY TO FINANCIAL PERFORMANCE. LINKING PAY TO PERFORMANCE IS A KEY ISSUE FOR SHAREHOLDER VALUE, AND PROPOSALS URGING SUCH A LINK MERIT SUPPORT.


SP-DISCLOSE EXECUTIVE COMPENSATION ISSUE CODE 2401


VOTE AGAINST A SHAREHOLDER PROPOSAL TO ENHANCE THE DISCLOSURE OF EXECUTIVE COMPENSATION.


IN 1992, THE SECURITIES AND EXCHANGE COMMISSION AMENDED THE PROXY STATEMENT DISCLOSURE REQUIREMENTS FOR EXECUTIVE PAY. DISCLOSURE OF EXECUTIVE COMPENSATION BEYOND WHAT THE SEC REQUIRES PROVIDES NO NEW MEANINGFUL INFORMATION TO SHAREHOLDERS AND IS UNNECESSARY


SP-RESTRICT DIRECTOR COMPENSATION ISSUE CODE 2402

Vote AGAINST a shareholder proposal to restrict director compensation.




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COMPENSATION PACKAGES ARE NECESSARY TO ATTRACT, MOTIVATE AND RETAIN QUALIFIED DIRECTORS. COMPENSATION PACKAGES MAY SERVE TO ALIGN DIRECTOR AND SHAREHOLDER INTERESTS. SHAREHOLDERS SHOULD NOT SEEK TO MICRO-MANAGE THE BOARD'S EXISTING COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS.


SP-CAP EXECUTIVE PAY ISSUE CODE 2403


VOTE AGAINST A SHAREHOLDER PROPOSAL TO CAP EXECUTIVE PAY.


PAY CAPS ARE NOT IN THE BEST INTERESTS OF SHAREHOLDERS. CAPS MAY PUT A COMPANY AT A COMPETITIVE DISADVANTAGE BY NEGATIVELY AFFECTING ITS ABILITY TO ATTRACT, MOTIVATE AND RETAIN HIGHLY QUALIFIED EXECUTIVES. A COMPANY USING PAY CAPS MAY RISK GETTING STUCK WITH MEDIOCRE MANAGERS AND LOSING ITS BEST TALENT TO HIGHER PAYING COMPANIES.


SP-PAY DIRECTORS IN STOCK ISSUE CODE 2405


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR DIRECTORS TO BE PAID SOLELY WITH COMPANY STOCK.


COMPENSATION PACKAGES ARE NECESSARY TO ATTRACT, MOTIVATE AND RETAIN QUALIFIED DIRECTORS. SHAREHOLDERS SHOULD NOT SEEK TO MICROMANAGE THE BOARD'S COMPENSATION SYSTEMS, AND SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN DETERMINING THE PROPER BALANCE OF DIRECTORS' COMPENSATION PACKAGES.


SP-APPROVE EXECUTIVE COMPENSATION ISSUE CODE 2406


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR SHAREHOLDER VOTES ON EXECUTIVE PAY.


SHAREHOLDERS DO NOT HAVE THE EXPERTISE NECESSARY TO DETERMINE APPROPRIATE AND COMPETITIVE PAY LEVELS. DIRECTORS ARE ELECTED BY SHAREHOLDERS TO OVERSEE THE MANAGEMENT OF THE COMPANY. SHAREHOLDERS SHOULD DEFER TO THE JUDGMENT OF THE BOARD IN THESE MATTERS


SP-RESTRICT DIRECTOR PENSIONS ISSUE CODE 2407


VOTE FOR A SHAREHOLDER PROPOSAL CALLING FOR THE TERMINATION OF DIRECTOR RETIREMENT PLANS.


RETIREMENT BENEFITS FOR NON-EMPLOYEE DIRECTORS ARE UNNECESSARY AND INAPPROPRIATE. THESE PLANS MAY CREATE A CONFLICT OF INTEREST BY ENCOURAGING DIRECTORS TO REMAIN ON THE BOARD FOR NO OTHER REASON THAN TO RECEIVE RETIREMENT BENEFITS. FEW COMPANIES PROVIDE THESE BENEFITS TO SHAREHOLDERS.


SP-REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE ISSUE CODE 2408


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW, REPORT ON AND/OR LINK EXECUTIVE COMPENSATION TO NON-FINANCIAL CRITERIA, PARTICULARLY SOCIAL CRITERIA.


WHILE PROPOSALS ASKING COMPANIES TO LINK PAY TO SOCIAL PERFORMANCE OSTENSIBLY RELATE TO EXECUTIVE COMPENSATION, THE REAL INTENT OF THE PROPOSAL IS TO CHANGE COMPANY PRACTICES ON EMPLOYEE AND ENVIRONMENTAL ISSUES, WHICH FALL WITHIN THE REALM OF ORDINARY BUSINESS MATTERS THAT SHOULD BE LEFT TO THE JUDGMENT OF MANAGERS. PAY SHOULD BE LINKED TO FINANCIAL PERFORMANCE, AND NON-FINANCIAL CRITERIA CAN CLOUD THE PICTURE. TO THE EXTENT THAT PAY SHOULD INCLUDE NON-FINANCIAL CRITERIA, THE BOARD SHOULD EXERCISE ITS JUDGMENT ON APPROPRIATE MEASURES, AND NOT BE PUSHED ON THIS ISSUE BY SHAREHOLDERS.

SP-NO REPRICING OF UNDERWATER OPTIONS ISSUE CODE 2409



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Vote FOR a shareholder resolution seeking shareholder approval to re-price or replace underwater stock options.


STOCK OPTIONS CAN BE VERY LUCRATIVE FOR EMPLOYEES AND ARE JUSTIFIED BECAUSE THEY PROVIDE A KEY ELEMENT IN COMPENSATION PACKAGES ALIGNING THE INTEREST OF EXECUTIVES WITH THAT OF SHAREHOLDERS. HOWEVER, STOCK OPTIONS ARE VALUABLE ONLY IF THE STOCK PRICE INCREASES FROM THE DAY THE OPTION IS GRANTED. PROGRAMS THAT ALLOW THE COMPANY TO RE-PRICE OR REPLACE UNDERWATER OPTIONS (TURN IN OPTIONS WITH EXERCISE PRICES ABOVE THE CURRENT MARKET VALUE OF THE STOCK FOR NEW OPTIONS AT OR BELOW THE MARKET VALUE) ELIMINATE THE DOWNSIDE EXPOSURE EXECUTIVES FACE TO A FALL IN THE STOCK'S PRICE.


SP-GOLDEN PARACHUTES ISSUE CODE 2414


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR A BAN OR SHAREHOLDER VOTE ON FUTURE GOLDEN PARACHUTES.


GOLDEN PARACHUTES, WHICH ARE SEVERANCE PACKAGES CONTINGENT UPON A CHANGE IN CONTROL, ARE IN THE BEST INTERESTS OF SHAREHOLDERS. SINCE PARACHUTES PROVIDE SPECIFIED BENEFITS, THEY ENSURE THAT EXECUTIVES WILL CONTINUE TO DEVOTE THEIR TIME AND ATTENTION TO THE BUSINESS DESPITE THE THREAT OF POTENTIAL JOB LOSS DUE TO A CHANGE IN CONTROL. GOLDEN PARACHUTES ENSURE THAT EXECUTIVES WILL NOT OPPOSE A MERGER THAT MIGHT BE IN THE SHAREHOLDERS' BEST INTERESTS BUT MAY COST THE EXECUTIVES THEIR JOBS. EVEN DURING PERIODS FREE FROM TAKEOVER THREATS, GOLDEN PARACHUTES ARE IN THE BEST INTERESTS OF SHAREHOLDERS. THEY HELP TO ATTRACT AND RETAIN QUALIFIED EXECUTIVES. GOLDEN PARACHUTES HAVE ALSO BECOME A STANDARD COMPONENT OF EXECUTIVE PAY PACKAGES, SO THE PACKAGES HELP COMPANIES OFFER COMPETITIVE COMPENSATION PACKAGES. IN LIGHT OF THESE REASONS, THE BOARD OF DIRECTORS SHOULD HAVE THE DISCRETION TO ADOPT FUTURE GOLDEN PARACHUTES.


VOTE AGAINST A SHAREHOLDER PROPOSAL CALLING FOR A BAN OR SHAREHOLDER VOTE ON FUTURE GOLDEN PARACHUTES IF THE HIGHEST PAYOUT FORMULA OF CURRENT AGREEMENTS DOES NOT EXCEED 3 TIMES AN EXECUTIVE'S SALARY AND BONUS.


EVEN DURING PERIODS FREE FROM TAKEOVER THREATS, GOLDEN PARACHUTES, WHICH ARE SEVERANCE PACKAGES CONTINGENT UPON A CHANGE IN CONTROL, ARE FREQUENTLY IN THE BEST INTERESTS OF SHAREHOLDERS. THEY HELP TO ATTRACT AND RETAIN QUALIFIED EXECUTIVES. GOLDEN PARACHUTES HAVE BECOME A STANDARD COMPONENT OF EXECUTIVE PAY PACKAGES, AND MAY BE NECESSARY TO REMAIN COMPETITIVE IN ATTRACTING KEY EXECUTIVES. WHILE GOLDEN PARACHUTES MAY BE IN THE BEST INTERESTS OF SHAREHOLDERS, SOME MAY BE EXCESSIVE. GOLDEN PARACHUTES SHOULD BE OPPOSED IF THE POTENTIAL PAYOUTS TO ANY OF THE COVERED EXECUTIVES EXCEED THE LEVEL SET FORTH IN THIS GUIDELINE.


SP-AWARD PEFORMANCE BASED STOCK OPTIONS ISSUE CODE 2415


VOTE AGAINST A SHAREHOLDER RESOLUTION SEEKING TO AWARD PERFORMANCE-BASED STOCK OPTIONS.


STOCK OPTIONS GENERALLY ARE AWARDED AT THE FAIR MARKET VALUE ON THE DAY THEY ARE GRANTED. EXECUTIVES SHOULD BENEFIT FROM ANY INCREASE IN THE VALUE OF THE STOCK AFTER THE OPTION IS GRANTED, JUST AS SHAREHOLDERS REALIZE THE INCREASED VALUE OF THEIR HOLDINGS.


SP-EXPENSE STOCK OPTIONS ISSUE CODE 2416


VOTE AGAINST A SHAREHOLDER PROPOSAL ESTABLISHING A POLICY OF EXPENSING THE COSTS OF ALL FUTURE STOCK OPTIONS ISSUED BY THE COMPANY IN THE COMPANY'S ANNUAL INCOME STATEMENT.


CURRENT ACCOUNTING RULES GIVE COMPANIES THE CHOICE OF REPORTING STOCK OPTION EXPENSES ANNUALLY IN THE COMPANY INCOME STATEMENT OR AS A FOOTNOTE IN THE ANNUAL REPORT. MOST COMPANIES REPORT THE COST OF STOCK OPTIONS ON A PRO-




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FORMA BASIS IN A FOOTNOTE IN THE ANNUAL REPORT, RATHER THAN INCLUDE THE OPTION COSTS IN DETERMINING OPERATING INCOME.


COMPANIES WILL LIKELY CUT BACK ON OPTION GRANTS IF THEY ARE CONSIDERED AN EXPENSE, WHICH WILL ULTIMATELY HURT RANK AND FILE EMPLOYEES. THERE IS NO RELIABLE AND STANDARD WAY TO CALCULATE THE VALUE OF OPTIONS. CURRENT VALUATION METHODS, LIKE THE BLACK-SCHOLES METHOD, WERE DESIGNED TO PRICE SHORT-TERM TRADABLE OPTIONS AND DEPEND ON SPECULATIVE ASSUMPTIONS. IN ADDITION, OPTIONS ARE NOT AN EXPENSE, BUT RATHER A COST INCURRED BY SHAREHOLDERS IN THE FORM OF DILUTION, WHICH IS REFLECTED IN THE FORM OF LOWER EARNINGS PER SHARE. CURRENT DISCLOSURE IS SUFFICIENT AS THE COSTS ARE ALREADY DISCLOSED IN THE NOTES TO FINANCIAL STATEMENTS IN THE COMPANY'S 10-K FILING


SP-PENSION FUND SURPLUS ISSUE CODE 2417


VOTE FOR A SHAREHOLDER PROPOSAL THAT REQUESTS FUTURE EXECUTIVE COMPENSATION BE DETERMINED WITHOUT REGARD TO ANY PENSION FUND INCOME.


EXECUTIVE INCENTIVE COMPENSATION SHOULD BE DETERMINED WITHOUT REGARD TO ANY PENSION FUND INCOME, SO THAT THE COMPENSATION OF SENIOR EXECUTIVES WILL BE MORE CLOSELY LINKED TO THEIR PERFORMANCE IN MANAGING THE BUSINESS. WE BELIEVE THAT USING "VAPOR PROFITS," DEFINED AS PENSION FUND EARNINGS, IN COMPENSATION CALCULATIONS UNFAIRLY BOOST PAYOUTS AND AWARDS, AND DISTORTS THE PRINCIPLE OF PAY FOR PERFORMANCE. WE BELIEVE THAT ONLY TRUE OPERATING INCOME SHOULD BE CONSIDERED IN DETERMINING EXECUTIVE COMPENSATION. THIS WOULD DISCOURAGE COMPANIES FROM USING PENSION ACCOUNTING TO MANAGE THEIR EARNINGS BY CHANGING ASSUMPTIONS TO BOOST THE AMOUNT OF PENSION INCOME THAT CAN BE FACTORED INTO OPERATING INCOME. IT MAY ALSO DISCOURAGE COMPANIES FROM BOOSTING PENSION INCOME AT THE EXPENSE OF EMPLOYEES AND RETIREES BY REDUCING ANTICIPATED BENEFITS OR WITHHOLDING IMPROVED BENEFITS.


SP-CREATE COMPENSATION COMMITTEE ISSUE CODE 2420


VOTE FOR A SHAREHOLDER PROPOSAL TO CREATE A COMPENSATION COMMITTEE.

COMPENSATION DECISIONS AND POLICIES FOR EXECUTIVE PAY SHOULD BE MADE BY A COMMITTEE, AND THIS COMMITTEE SHOULD BE COMPOSED OF DIRECTORS WHO ARE NOT EMPLOYED BY THE COMPANY AND DO NOT HAVE SIGNIFICANT PERSONAL OR BUSINESS RELATIONSHIPS WITH THE COMPANY. THIS ENSURES THAT EXECUTIVE PAY DECISIONS ARE MADE IN THE BEST INTERESTS OF SHAREHOLDERS BY DIRECTORS WHO ARE FREE FROM POTENTIAL CONFLICTS OF INTEREST.

SP-HIRE INDEPENDENT COMPENSATION CONSULTANT ISSUE CODE 2421


VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF THE COMPENSATION COMMITTEE.


SETTING AN ARBITRARY STANDARD FOR THE COMPENSATION COMMITTEE IS UNNECESSARY AND NOT IN THE BEST INTERESTS OF SHAREHOLDERS. DIRECTORS ARE ELECTED BY SHAREHOLDERS TO OVERSEE THE MANAGEMENT OF THE COMPANY, AND SHAREHOLDERS SHOULD DEFER TO THEIR JUDGMENT IN ESTABLISHING THE COMPOSITION AND MEMBERSHIP OF BOARD COMMITTEES.


SP-INCREAS3E COMPENSATION COMMITTEE INDEPENDENCE ISSUE CODE 2422


VOTE AGAINST A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF AN AUDIT COMMITTEE.


THE BOARD OF DIRECTORS AND MANAGEMENT OF THE COMPANY ARE IN THE BEST POSITION TO DETERMINE A WORKABLE, EFFICIENT STRUCTURE FOR THE BOARD OF DIRECTORS. THE BOARD SHOULD BE FREE TO IDENTIFY THE INDIVIDUALS WHO WILL BEST SERVE THE SHAREHOLDERS WITHOUT BEING HINDERED BY ARBITRARY RULES. IN ADDITION, REGULATORY RULES ENSURE THE INDEPENDENCE OF




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THESE COMMITTEES. MANY FACTORS CONTRIBUTE TO A SUCCESSFUL AND WELL-RUN BOARD, INCLUDING THE SKILLS, INSIGHTS AND EXPERIENCES THAT ARE OFFERED BY DIRECTORS CLASSIFIED BY MANY AS AFFILIATES. "INDEPENDENCE" IS NOT EASILY DEFINED.


SP-INCREASE KEY COMMITTEE INDEPENDENCE ISSUE CODE 2501


VOTE FOR A SHAREHOLDER PROPOSAL TO INCREASE THE INDEPENDENCE OF THE BOARD'S KEY COMMITTEES.


DIRECTORS ARE CHARGED WITH SELECTING AND MONITORING THE CORPORATION'S MANAGEMENT TEAM. THE BOARD MUST BE STRUCTURED TO ENCOURAGE NOMINATIONS OF "INDEPENDENT" DIRECTORS-INDIVIDUALS WHO ARE FREE OF TIES TO MANAGEMENT. THE BEST WAY TO ACCOMPLISH THIS IS TO LIMIT MEMBERSHIP ON THE BOARD'S KEY COMMITTEES TO DIRECTORS WHO HAVE NO TIES TO THE COMPANY OTHER THAN THOSE RELATIONSHIPS CREATED AS A RESULT OF THEIR SERVICE ON THE BOARD.


SP-DEVELOP/REPORT ON HUMAN RIGHTS POLICY ISSUE CODE 3000


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO DEVELOP OR REPORT ON THEIR HUMAN RIGHTS POLICIES.


ASKING MANAGEMENT TO DEVELOP OR PROMOTE HUMAN RIGHTS POLICIES COULD EXPOSE ITS BUSINESS IN CERTAIN COUNTRIES TO POLITICAL RETALIATION AND LOSS OF MARKET SHARE OR GOVERNMENT CONTRACTS. THE PROMOTION OF HUMAN RIGHTS OVERSEAS IS THE
RESPONSIBILITY OF THE CITIZENS AND GOVERNMENTS OF THOSE COUNTRIES AND OF INTERNATIONAL DIPLOMACY. WE THEREFORE BELIEVE IT IS INAPPROPRIATE TO ASK MANAGEMENT TO DEVELOP OR REPORT ON HUMAN RIGHTS POLICIES.


SP-REVIEW OPERATION'S IMPACT ON LOCAL GROUPS ISSUE CODE 3005


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR REPORT ON ITS OPERATIONS' IMPACT


WE BELIEVE THAT IT IS NOT MANAGEMENT'S RESPONSIBILITY, BUT GOVERNMENT'S, TO REVIEW, RESOLVE OR ADJUDICATE SUCH CONFLICTS.


SP-BURMA-LIMIT OR END OPERATIONS ISSUE CODE 3030


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CUT FINANCIAL AND BUSINESS TIES TO BURMA'S MILITARY REGIME, OR TO WITHDRAW FROM OR SUSPEND OPERATIONS IN BURMA.


THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE THE QUESTION OF WHETHER TO OPERATE IN BURMA IS AN ORDINARY BUSINESS DECISION. OVERSIGHT BY SHAREHOLDERS (BEYOND MAJOR FINANCIAL ISSUES THAT SHOULD BE DISCUSSED IN REGULAR CORPORATE REPORTING) IS NOT APPROPRIATE.


SP-BURMA-REVIEW OPERATIONS ISSUE CODE 3031


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK FOR A COMPREHENSIVE REPORT ON OPERATIONS IN OR CONTRACTING FROM BURMA.


THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE THE QUESTION OF WHETHER TO OPERATE IN BURMA IS AN ORDINARY BUSINESS DECISION. OVERSIGHT BY SHAREHOLDERS (BEYOND MAJOR FINANCIAL ISSUES THAT SHOULD BE DISCUSSED IN REGULAR CORPORATE REPORTING) IS NOT APPROPRIATE. .


SP-CHINA NO USE OF FORCED LABOR ISSUE CODE 3040




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VOTE AGAINST A SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CERTIFY THAT COMPANY OPERATIONS ARE FREE OF FORCED LABOR.


WE ARE SATISFIED THAT THE COMPANY MAINTAINS REASONABLE SAFEGUARDS AGAINST DEVELOPING RELATIONSHIPS WITH ORGANIZATIONS THAT USE FORCED LABOR. IN ADDITION, THE ATTEMPT TO INFLUENCE SUCH LABOR PRACTICES COULD COMPLICATE COMMERCIAL AND POLITICAL RELATIONSHIPS THAT MAY BE IMPORTANT TO THE COMPANY. THUS, THE CERTIFICATION PROPOSAL IS UNNECESSARY.


SP-CHINA ADOPT CODE OF CONDUCT ISSUE CODE 3041


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO IMPLEMENT AND/OR INCREASE ACTIVITY ON EACH OF THE PRINCIPLES OF THE U.S. BUSINESS PRINCIPLES FOR HUMAN RIGHTS OF WORKERS IN CHINA OR OF SIMILAR CODES.


WE BELIEVE ADOPTION OF THE CODE WOULD BE INAPPROPRIATE BECAUSE U.S. COMPANIES SHOULD NOT ENGAGE IN THE INTERNAL POLITICAL AFFAIRS OF HOST COUNTRIES TO PRESS FOR HUMAN RIGHTS. MOREOVER, MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT PAY AND WORKING CONDITIONS AND ENVIRONMENTAL MANAGEMENT. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND THE GOVERNMENT-NOT SHAREHOLDERS-TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS.


SP-REVIEW MILITARY CONTRACTING CRITERIA ISSUE CODE 3100


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO DEVELOP SOCIAL, ECONOMIC AND ETHICAL CRITERIA THAT THE COMPANY COULD USE TO DETERMINE THE
ACCEPTABILITY  OF  MILITARY  CONTRACTS  AND  TO  GOVERN  THE  EXECUTION  OF  THE
CONTRACTS.


THE RESOLUTION IS UNNECESSARY AND INAPPROPRIATE BECAUSE MANAGEMENT, IN THE COURSE OF PURSUING ITS ROUTINE BUSINESS INTERESTS, ALREADY CONSIDERS, ACTS ON, AND RELEASES INFORMATION ON MANY OF THE CRITERIA THAT ARE OF CONCERN TO THE RESOLUTION'S PROPONENTS. REQUIRING MANAGEMENT TO CREATE AND PUBLICIZE A SPECIAL SET OF GUIDELINES TO GOVERN THE WAY IT ARRIVES AT, AND IMPLEMENTS, DECISIONS REGARDING ITS PENTAGON CONTRACTS WOULD CONSTITUTE AN UNNECESSARY DUPLICATION OF EFFORT, A DISTRACTION AND A COSTLY BURDEN ON THE COMPANY.


MOREOVER, THE PROPONENTS OF THE RESOLUTION ARE MOTIVATED BY POLITICAL AND IDEOLOGICAL CONSIDERATIONS, WHICH ARE MOST APPROPRIATELY ADDRESSED IN FORUMS OTHER THAN CORPORATE PROXY STATEMENTS AND ANNUAL MEETINGS.


SP-REVIEW ECONOMIC CONVERSION ISSUE CODE 3110


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CREATE A PLAN FOR CONVERTING COMPANY FACILITIES THAT ARE DEPENDENT ON DEFENSE CONTRACTS TOWARD PRODUCTION FOR COMMERCIAL MARKETS.


CONVERSION PLANNING AND FORAYS BY DEFENSE CONTRACTORS INTO COMMERCIAL MARKETS HISTORICALLY HAVE RESULTED IN UNACCEPTABLY HIGH RATES OF FAILURE. THE PREFERRED SOLUTION TO THE DISPLACEMENTS POSED BY DOWNTURNS IN DEFENSE SPENDING IS TO ALLOW MARKET FORCES TO RUN THEIR COURSE, AND TO ALLOW MANAGEMENT TO RESPOND TO THE CHANGING MARKET ENVIRONMENT TO THE BEST OF ITS ABILITY, UNENCUMBERED BY POLITICALLY MOTIVATED REQUESTS FOR INFORMATION OR COURSES OF ACTION FORCED UPON IT BY OUTSIDE PARTIES.


SP-REVIEW SPACE WEAPONS ISSUE CODE 3120




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VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S GOVERNMENT CONTRACTS FOR THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS.


RESPONSIBILITY FOR DECIDING WHETHER DEVELOPING A CERTAIN MILITARY TECHNOLOGY IS ESSENTIAL FOR THE NATION'S DEFENSE RESIDES EXCLUSIVELY WITH THE EXECUTIVE AND LEGISLATIVE BRANCHES OF THE U.S. GOVERNMENT. DEFENSE CONTRACTORS HAVE AN OBLIGATION TO PARTICIPATE IN PROGRAMS DEEMED BY OUR ELECTED OFFICIALS TO BE IN THE NATIONAL INTEREST. ASKING A DEFENSE CONTRACTOR TO PUBLICLY ADDRESS THE ISSUE OF ITS PARTICIPATION IN THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS WOULD INVOLVE MANAGEMENT IN THE INAPPROPRIATE SECOND-GUESSING OF THE NATIONAL SECURITY DECISIONS OF THE NATION'S ELECTED REPRESENTATIVES.


MOREOVER, SHAREHOLDERS INTERESTED IN KNOWING MORE ABOUT CORPORATE PARTICIPATION IN THE DEVELOPMENT OF BALLISTIC MISSILE DEFENSE TECHNOLOGIES AND RELATED SPACE SYSTEMS CAN USUALLY GAIN A CLEARER PICTURE OF ANY GIVEN COMPANY'S ACTIVITIES BY REFERRING TO EXISTING, OPEN SOURCES OF INFORMATION. PREPARING A SPECIAL REPORT ON AN AREA THAT REPRESENTS A RELATIVELY SMALL PERCENTAGE OF THE COMPANY'S TOTAL BUSINESS ACTIVITIES WOULD CONSTITUTE AN UNNECESSARY AND COSTLY BURDEN ON MANAGEMENT.


SP-REVIEW FOREIGN MILLITARY SALES ISSUE CODE 3130


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S FOREIGN MILITARY SALES OR FOREIGN OFFSET ACTIVITIES.


RESPONSIBILITY FOR DECIDING WHETHER TO SELL MILITARY EQUIPMENT TO ALLIED NATIONS (AND UNDER WHAT TERMS) RESIDES EXCLUSIVELY WITH THE U.S. GOVERNMENT. ASKING A DEFENSE CONTRACTOR TO PUBLICLY ADDRESS THE ISSUE OF ITS FOREIGN MILITARY SALES WOULD INVOLVE MANAGEMENT IN THE INAPPROPRIATE SECOND-GUESSING OF THE FOREIGN POLICY DECISIONS OF THE NATION'S ELECTED REPRESENTATIVES. SIMILARLY, WE NOTE THAT OFFSETS HAVE BECOME A NECESSARY COMPONENT OF SUCCESSFUL BIDS, AND THAT U.S. DEFENSE CONTRACTORS MUST ALREADY REPORT TO THE U.S. GOVERNMENT ON THE TERMS OF THEIR OFFSET AGREEMENTS. ALTHOUGH THEY MAY HAVE SOME SHORT-TERM DISADVANTAGES, THE LONG-TERM BENEFITS CAN INCLUDE DEVELOPING BUSINESS RELATIONSHIPS THAT COULD LEAD TO VALUABLE TECHNOLOGY UPGRADE CONTRACTS IN THE FUTURE. RESPONSIBILITY FOR DECIDING WHETHER TO SELL MILITARY EQUIPMENT TO ALLIED NATIONS--AND UNDER WHAT TERMS--RESIDES EXCLUSIVELY WITH THE U.S. GOVERNMENT, AND A DEFINITIVE U.S. POLICY IS UNDER REVIEW ACCORDING TO THE TERMS OF THE DEFENSE OFFSETS DISCLOSURE ACT OF 1999.


PROVIDED THAT THE COMPANY IS IN COMPLIANCE WITH U.S. LAW, IT SHOULD BE ALLOWED TO PURSUE ITS OPPORTUNITIES IN FOREIGN MARKETS AS IT SEES FIT. MANAGEMENT IS IN THE BEST POSITION TO DETERMINE WHETHER THE COMPANY'S FOREIGN MILITARY CONTRACTS WILL YIELD A POSITIVE NET INCOME IN THE SHORT RUN AND MAINTAIN OR IMPROVE ITS COMPETITIVE POSITION IN THE LONG RUN. IT THEREFORE SHOULD BE ABLE TO GO ABOUT ITS BUSINESS UNENCUMBERED BY POLITICALLY MOTIVATED REQUESTS FOR INFORMATION OR COURSES OF ACTION FORCED UPON IT BY OUTSIDE PARTIES.


SP-LIMIT OR END NUCLEAR WEAPONS PRODUCTION ISSUE CODE 3150


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO LIMIT OR END NUCLEAR WEAPONS PRODUCTION.


THE COMPANY CONDUCTS ITS WORK ON NUCLEAR WEAPONS UNDER CONTRACT WITH THE U.S. GOVERNMENT AND IN SUPPORT OF THE NATIONAL SECURITY OF THE UNITED STATES. WE NOTE THAT SINCE 1991, THE GOVERNMENTS OF THE UNITED STATES, THE SOVIET UNION AND ITS SUCCESSOR STATES HAVE REACHED AND IMPLEMENTED AGREEMENTS TO REDUCE THEIR NUCLEAR WEAPONS STOCKPILES. WE ALSO NOTE THAT THE CURRENT BUSH ADMINISTRATION HAS OPENLY STATED THAT IT FAVORS A REDUCED NUCLEAR ARSENAL, BUT THAT IT MAY NEED TO IMPROVE EXISTING NUCLEAR WEAPONS AND POSSIBLY DEVELOP NEW ONES IN ORDER TO




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DESTROY AN ENEMY'S BIOLOGICAL WEAPONS, CHEMICAL WEAPONS OR WEAPONS OF MASS DESTRUCTION. WE BELIEVE IT IS INAPPROPRIATE FOR US, AS SHAREHOLDERS, TO SECOND-GUESS THE NATIONAL SECURITY FRAMEWORK DEVELOPED BY OUR ELECTED LEADERS, OR MANAGEMENT'S DECISION TO PURSUE AND IMPLEMENT THE CONTRACT IN LINE WITH THE COMPANY'S BUSINESS INTERESTS.


SP-REVIEW NUCLEAR WEAPONS PRODUCTION ISSUE CODE 3151


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW NUCLEAR WEAPONS PRODUCTION.


THE COMPANY CONDUCTS ITS WORK ON NUCLEAR WEAPONS UNDER CONTRACT WITH THE U.S. GOVERNMENT AND IN SUPPORT OF THE NATIONAL SECURITY OF THE UNITED STATES. WE NOTE THAT SINCE 1991, THE GOVERNMENTS OF THE UNITED STATES, THE SOVIET UNION AND ITS SUCCESSOR STATES HAVE REACHED AND IMPLEMENTED AGREEMENTS TO REDUCE THEIR NUCLEAR WEAPONS STOCKPILES. WE ALSO NOTE THAT THE CURRENT BUSH ADMINISTRATION HAS OPENLY STATED THAT IT FAVORS A REDUCED NUCLEAR ARSENAL, BUT THAT IT MAY NEED TO IMPROVE EXISTING NUCLEAR WEAPONS AND POSSIBLY DEVELOP NEW ONES IN ORDER TO DESTROY AN ENEMY'S BIOLOGICAL WEAPONS, CHEMICAL WEAPONS OR WEAPONS OF MASS DESTRUCTION. WE BELIEVE IT IS INAPPROPRIATE FOR US, AS SHAREHOLDERS, TO SECOND-GUESS THE NATIONAL SECURITY FRAMEWORK DEVELOPED BY OUR ELECTED LEADERS, OR MANAGEMENT'S DECISION TO PURSUE AND IMPLEMENT THE CONTRACT IN LINE WITH THE COMPANY'S BUSINESS INTERESTS.


SP-REVIEW CHARITABLE GIVING POLICY ISSUE CODE 3210


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REVIEW OR DISCLOSE THEIR CHARITABLE GIVING POLICY AND PROGRAMS.


WE BELIEVE THAT CORPORATE GIVING PROGRAMS CAN CONTRIBUTE TO SHAREHOLDER VALUE AND SERVE SOCIETY. COMPANIES TEND TO FOCUS THEIR CHARITABLE GIVING IN THE COMMUNITIES WHERE THEY OPERATE, AND THEY RECEIVE GOOD WILL AND IMPROVED CUSTOMER RELATIONS FROM MAKING THESE CONTRIBUTIONS. HOWEVER, WE ALSO BELIEVE THAT CHARITABLE CONTRIBUTIONS ARE ROUTINE BUSINESS DECISIONS THAT SHOULD BE MADE BY MANAGEMENT, WITH OVERSIGHT FROM THE BOARD OF DIRECTORS AND AUDITORS. THEREFORE, ASKING MANAGEMENT TO REVIEW OR REPORT ON ITS CHARITABLE GIVING PROGRAM CONSTITUTES UNWARRANTED SHAREHOLDER INTERFERENCE IN MANAGEMENT'S ROUTINE BUSINESS DECISIONS, AND WE WILL NOT SUPPORT SUCH PROPOSALS. MANAGEMENT IS BEST POSITIONED TO DETERMINE HOW MUCH TO GIVE AND TO WHOM AND HOW TO STRUCTURE ITS PROGRAM.


SP-LIMIT OR END CHARITABLE GIVING ISSUE CODE 3215


VOTE AGAINST SHAREHOLDER PROPOSALS TO LIMIT OR END CHARITABLE GIVING.


WE BELIEVE THAT THE COMPANY'S GIVING PROGRAM CONTRIBUTES TO SHAREHOLDER VALUE AND SERVES SOCIETY. COMPANIES TEND TO FOCUS THEIR CHARITABLE GIVING IN THE COMMUNITIES WHERE THEY OPERATE, AND THEY RECEIVE GOOD WILL AND IMPROVED CUSTOMER RELATIONS FROM MAKING THESE CONTRIBUTIONS. MOREOVER, COMPANIES TODAY ARE BROADLY EXPECTED TO MAINTAIN CHARITABLE GIVING PROGRAMS AS PART OF THEIR OVERALL CORPORATE RESPONSIBILITY. WE THEREFORE OPPOSE PROPOSALS THAT ASK COMPANIES TO LIMIT OR END THEIR CHARITABLE GIVING


SP-REVIEW POLITICAL SPENDING ISSUE CODE 3220


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO INCREASE DISCLOSURE OF POLITICAL AND PAC CONTRIBUTIONS AND ACTIVITIES.




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IT IS UP TO THE BOARD OF DIRECTORS AND AUDITORS TO ENSURE OVERSIGHT OF POLITICAL CONTRIBUTIONS AND ANY COMPANY PACS, WHICH ARE ROUTINE BUSINESS MATTERS. MOREOVER, ADEQUATE DISCLOSURE IS REQUIRED BY CURRENT FEDERAL LAW, SO REQUESTED REPORTS (PARTICULARLY ON DISCLOSURE OF PAC CONTRIBUTIONS) ARE UNNECESSARY. CORPORATIONS ARE ALLOWED TO PARTICIPATE IN THE POLITICAL PROCESS UNDER CERTAIN RULES AND RESTRICTIONS, AND EFFORTS TO FURTHER RESTRICT THE CORPORATE ROLE OR TO REQUIRE GREATER DISCLOSURE SHOULD FOCUS ON LEGISLATIVE CHANGE.


SP-LIMIT OR END POLITICAL SPENDING ISSUE CODE 3221


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO LIMIT OR END THEIR POLITICAL CONTRIBUTIONS.


IT IS UP TO THE BOARD OF DIRECTORS AND AUDITORS TO ENSURE OVERSIGHT OF POLITICAL CONTRIBUTIONS, WHICH ARE ROUTINE BUSINESS MATTERS. CORPORATIONS ARE ALLOWED TO PARTICIPATE IN THE POLITICAL PROCESS UNDER CERTAIN RULES AND RESTRICTIONS, AND EFFORTS TO FURTHER RESTRICT THE CORPORATE ROLE OR TO REQUIRE GREATER DISCLOSURE SHOULD FOCUS ON LEGISLATIVE CHANGE.


SPDISCLOSE PRIOR GOVERNMENT SERVICE ISSUE CODE 3222


VOTE  AGAINST  SHAREHOLDER   PROPOSALS  REQUESTING  THE  DISCLOSURE  OF  COMPANY
EXECUTIVES' PRIOR GOVERNMENT SERVICE.

MANAGEMENT IS IN THE BEST POSITION TO DETERMINE WHO IS BEST QUALIFIED TO MEET THE NEEDS OF THE COMPANY. THE PROPOSALS ARE UNNECESSARY, BECAUSE MANAGEMENT FOLLOWS THE DISCLOSURE REQUIREMENTS MANDATED BY THE SECURITIES AND EXCHANGE COMMISSION IN THE PROXY STATEMENT, THE 10-K AND OTHER COMPANY REPORTS. WE ALSO RESPECT THE RIGHT OF PRIVACY OF THE INDIVIDUALS WHO WOULD BE A PART OF THIS DISCLOSURE.

SP-AFFIRM POLITICAL NONPARTISANSHIP ISSUE CODE 3224


VOTE  AGAINST  SHAREHOLDER   PROPOSALS   REQUESTING   AFFIRMATION  OF  POLITICAL
NONPARTISANSHIP.


THESE PROPOSALS ARE UNNECESSARY. FEDERAL LAW ALLOWS COMPANIES TO SPONSOR AND PROVIDE ADMINISTRATIVE SUPPORT TO POLITICAL ACTION COMMITTEES, BUT PROHIBITS DIRECT DONATIONS OR COERCED EMPLOYEE PARTICIPATION. THUS, EMPLOYEES ALREADY HAVE RECOURSE TO LEGAL ACTION SHOULD SUCH COERCION OCCUR.


SP-REVIEW TOBACCO MARKETING ISSUE CODE 3300


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR CHANGE TOBACCO PRODUCT MARKETING PRACTICES.


THE REGULATION OF MARKETING PRACTICES IS A RESPONSIBILITY OF NATIONAL AND LOCAL GOVERNMENTS AS WELL AS THE 1998 MASTER SETTLEMENT AGREEMENT, WHICH MANDATES A SERIES OF MARKETING REFORMS. OUTSIDE OF THOSE DEFINED AREAS OF JURISDICTION, TOBACCO COMPANIES HAVE RIGHTFUL DISCRETION OVER HOW TO MARKET THEIR PRODUCTS. INDIVIDUAL COMPANIES SHOULD NOT BE ASKED TO REPORT OR INSTITUTE MARKETING POLICIES THAT MAY BE ADDRESSED THROUGH REGULATORY OR LEGAL ACTION. MOREOVER, MANAGEMENT MUST CONSIDER THAT ANY ACTIONS IT TAKES UNILATERALLY TO RESTRICT TOBACCO PRODUCT MARKETING PRACTICES, INDEPENDENT OF GOVERNMENT ACTION OR IRRESPECTIVE OF LOCAL CUSTOM, COULD HARM ITS COMPETITIVE POSITION IF OTHER TOBACCO COMPANIES DO NOT RESPOND IN KIND. FINALLY, SOME MAY VIEW CHANGES IN TOBACCO PRODUCT MARKETING PRACTICES AS AN ACKNOWLEDGEMENT OF PAST SHORTCOMINGS, INVITING NEW LAWSUITS AGAINST THE COMPANIES. WE THEREFORE OPPOSE RESOLUTIONS ASKING MANAGEMENT TO REPORT ON OR CHANGE TOBACCO PRODUCT MARKETING PRACTICES.


SP- REFRAIN FROM CHALLENGING GOVT LAWS




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Vote  AGAINST  shareholder  proposals  that  ask  a  company   to  refrain  from
challenging legislation, regulations and government studies related to tobacco.


Management is in the best position to decide what actions are needed to ensure the profitable operation of our company. The manufacture, marketing and use of tobacco products is legal in the United States, and it is in our company's best interest to maintain a reputable corporate image in the public eye, and to continue to manufacture and market its products in a free-market economy. For this reason we support a company's right to challenge governmental regulation, legislation and studies related to tobacco. We oppose all proposals that ask a company to give up this right.


SP-SEVER LINKS WITH TOBACCO INSUSTRY ISSUE CODE 3307


VOTE AGAINST SHAREHOLDER PROPOSALS TO SEVER THE COMPANY'S LINKS TO THE TOBACCO INDUSTRY.


MANAGEMENT IS GENERALLY IN THE BEST POSITION TO MAKE DECISIONS ABOUT WHAT INVESTMENTS AND LINES OF BUSINESS ARE SUITABLE FOR THE COMPANY. THE MANUFACTURE, MARKETING AND USE OF TOBACCO AND RELATED PRODUCTS ARE LEGALLY SANCTIONED THROUGHOUT THE WORLD. ANY FURTHER REGULATIONS OR RESTRICTIONS ON TOBACCO BUSINESS ACTIVITY ARE RIGHTLY THE RESPONSIBILITY OF GOVERNMENTS, NOT SHAREHOLDERS. SHORT OF SUCH REGULATION, REPORTING ON OR DISSOLVING TIES WITH THE TOBACCO INDUSTRY BY THE COMPANY IS LIKELY TO RESULT IN UNNECESSARY EXPENSES AND/OR LOSS OF REVENUES AND PROFITS, AND THEREFORE IS NOT IN THE COMPANY'S OR THE SHAREHOLDERS' INTERESTS. WE THEREFORE OPPOSE ALL PROPOSALS THAT ASK A COMPANY TO REPORT ON OR APPROVE DISSOLUTION OF LINKS WITH THE TOBACCO INDUSTRY.


SP-REVIEW OR REDUCE TOBACCO HARM TO HEALTH ISSUE CODE 3308


VOTE AGAINST SHAREHOLDER PROPOSALS TO REVIEW OR REDUCE TOBACCO HARM TO HEALTH IF THE PROPOSAL CONCERNS ADOPTION OF A NO-SMOKING POLICY FOR A FACILITY OR PLACE OF BUSINESS.


THE DECISION TO SMOKE IS A PERSONAL ONE AND A RIGHT PROTECTED BY LAW. SOME SCIENTIFIC STUDIES SUGGEST SMOKING MAY DAMAGE THE HEALTH OF NON-SMOKERS AS WELL AS SMOKERS. IN 1993, THE U.S. ENVIRONMENTAL PROTECTION AGENCY LISTED
ENVIRONMENTAL TOBACCO SMOKE (ETS) AS A CLASS A CARCINOGEN, ON A PAR WITH ASBESTOS, RADON GAS AND OTHER AIRBORNE TOXINS. HOWEVER, THIS RULING HAS BEEN OVERTURNED ON COURT CHALLENGES BY THE TOBACCO INDUSTRY.


THOUGH THE TREND OVER THE LAST 10 YEARS HAS BEEN TOWARD ADOPTION OF SMOKING RESTRICTIONS IN WORKPLACES, WE BELIEVE THE DECISION TO SMOKE IS A PERSONAL ONE AND SHOULD BE PROTECTED WHEREVER IT IS NOT REGULATED BY LAW. POLICIES CONCERNING WORKPLACE SMOKING SHOULD BE BASED ON PARTICULAR CIRCUMSTANCES OF A GIVEN COMPANY, FACILITY OR GROUP OF EMPLOYEES, AND SHOULD NOT BE DECIDED BY SHAREHOLDERS. FOR THESE REASONS, WE OPPOSE PROPOSALS THAT ASK A COMPANY TO ADOPT A NO-SMOKING POLICY FOR A FACILITY OR PLACE OF BUSINESS.


SP-REVIEW OR PROMOTE ANIMAL WELFARE ISSUE CODE 3320


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR PROMOTE ANIMAL WELFARE.

GOVERNMENT REGULATION IS THE MOST APPROPRIATE MECHANISM FOR ENSURING THAT FARM AND LABORATORY ANIMALS ARE TREATED HUMANELY, PROTECTING HUMAN HEALTH. PRODUCT TESTING AND MAINTAINING A PROPERLY RUN CHAIN OF SUPPLY FOR FOOD ANIMALS USED FOR COMPANY PRODUCTS ALSO ARE QUINTESSENTIALLY ORDINARY BUSINESS MATTERS THAT ARE MOST PROPERLY THE PURVIEW OF MANAGEMENT.


SUGGESTING ADDITIONAL LEVELS OF MANAGEMENT OVERSIGHT FOR ANIMAL WELFARE AT FARMS THAT PRODUCE ANIMALS USED FOR COMPANY PRODUCTS WOULD BE BURDENSOME AND EXPENSIVE. THE COMPANY CAN HAVE LITTLE CONTROL OVER CONDITIONS AT ITS FOOD
SUPPLIERS, BEYOND INSISTING THAT LEGAL STANDARDS FOR ANIMAL WELFARE AND SANITATION ARE MET.




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COMPANIES AT TIMES MUST USE ANIMAL TESTS TO ENSURE PRODUCT SAFETY; THE SCIENCE IS SIMPLY NOT YET THERE TO ALLOW FOR THE COMPLETE REPLACEMENT OF ALL ANIMAL TESTS. IN ADDITION, NO ANIMAL TESTS MAY BE MORE EXPENSIVE, AND FEDERAL LAW STILL ENCOURAGES MANY ANIMAL SAFETY TESTS, AS DO FOREIGN GOVERNMENTS. AT ANY RATE, COMPANIES GENERALLY USE THE LOWEST POSSIBLE NUMBER OF ANIMALS IN PRODUCT SAFETY TESTS, EXHAUSTING ALL ALTERNATIVES BEFORE TURNING TO ANIMALS; ANIMAL USE HAS FALLEN SUBSTANTIALLY AS A RESULT. ANY REQUESTED REPORTS MIGHT WELL BE MISUSED BY ANIMAL PROTECTION GROUPS TO FURTHER ATTACK THE COMPANY ON OTHER RELATED GROUNDS.


SP-REVIEW DRUG PRICING OR DISTRIBUTION ISSUE CODE 3340


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REPORT OR TAKE ACTION ON PHARMACEUTICAL DRUG PRICING OR DISTRIBUTION.


PRICING POLICY IS A QUINTESSENTIAL ORDINARY BUSINESS ISSUE THAT SHOULD NOT BE BROUGHT TO SHAREHOLDERS. FURTHER, PRICE RESTRAINT POLICY IS A BAD BUSINESS IDEA BECAUSE IT WOULD TIE THE HANDS OF MANAGEMENT, WHICH NEEDS TO BE AS FLEXIBLE AS POSSIBLE IN HOSTILE MARKET CONDITIONS. ADOPTING A PRICE RESTRAINT POLICY WOULD THREATEN RESEARCH AND DEVELOPMENT INVESTMENTS, WHICH ARE THE LIFEBLOOD OF THE INDUSTRY. IT IS ALSO NOT IN THE BEST INTEREST OF FIDUCIARIES TO LOBBY FOR PRICE RESTRAINT, WHICH COULD LOWER PROFIT MARGINS FOR THE COMPANY AND ITS SHAREHOLDERS. FURTHER, TO ADOPT A PRICE RESTRAINT POLICY UNILATERALLY WOULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE COMPARED WITH OTHER FIRMS IN THE INDUSTRY THAT DO NOT HAVE A SIMILAR POLICY.


REPORTS ON HOW THE COMPANY PRICES ITS PRODUCTS ARE UNNECESSARY BECAUSE THIS IS AN ORDINARY BUSINESS MATTER THAT IS PROPERLY ONLY THE PURVIEW OF MANAGEMENT. A REPORT ALSO MIGHT REVEAL INFORMATION THAT COMPETITORS COULD USE TO UNDERCUT THE COMPANY, SOMETHING WE PARTICULARLY CANNOT AFFORD IN TODAY'S DIFFICULT BUSINESS CLIMATE. INFORMATION ON PRICING POLICY ALSO MIGHT BE MISUSED BY INDUSTRY CRITICS, WHO HAVE A LONG RECORD OF TWISTING REPORTS TO SUIT THEIR OWN POLITICAL AGENDA; THIS IS A RISK WE CANNOT AFFORD GIVEN THE U.S. HEALTH CARE DEBATE, POSSIBLE DOMESTIC PRICE CONSTRAINTS IMPOSED BY GOVERNMENT, AND TRICKY QUESTIONS OF INTERNATIONAL MARKETS.


WE THEREFORE VOTE AGAINST ALL PROPOSALS ASKING FOR DRUG PRICE RESTRAINT OR DISCLOSURE.


SP-OPPOSE EMBRYO/FETAL DESTRUCTION ISSUE CODE 3350


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO TAKE ACTION ON EMBRYO OR FETAL DESTRUCTION.


THIS IS AN ORDINARY BUSINESS DECISION.


SP-REVIEW NUCLEAR FACILITY/WAST ISSUE CODE 3400


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REVIEW OR REPORT ON NUCLEAR FACILITIES OR NUCLEAR WASTE.


THE NUCLEAR POWER INDUSTRY IS CLOSELY REGULATED IN THE UNITED STATES. THE U.S. NATIONAL REGULATORY COMMISSION, WHICH HAS OVERSIGHT RESPONSIBILITY FOR BOTH COMMERCIAL NUCLEAR REACTORS AND RESEARCH REACTORS, ANNUALLY CONDUCTS ABOUT 2,000 INSPECTIONS OF NUCLEAR MATERIAL LICENSEES. THESE INSPECTIONS COVER AREAS SUCH AS TRAINING OF PERSONNEL WHO USE MATERIALS, RADIATION PROTECTION PROGRAMS AND SECURITY OF NUCLEAR MATERIALS. THE NRC ALSO REQUIRES REACTOR OPERATORS TO HAVE DEFENSES AGAINST COMMANDO ATTACK BY SEVERAL SKILLED ATTACKERS AND TO CONDUCT BACKGROUND CHECKS ON EMPLOYEES. MOREOVER, THE NRC POSTS QUARTERLY UPDATES, ON ITS WEBSITE, OF ITS ASSESSMENTS OF EVERY NUCLEAR PLANT OPERATING IN THE UNITED STATES.




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GIVEN THE REGULATORY OVERSIGHT THAT ALREADY EXISTS AND DETAILED ASSESSMENT REPORTS THAT ARE ALREADY AVAILABLE TO THE PUBLIC, WE BELIEVE THAT PROPOSALS THAT ASK COMPANIES TO ISSUE SPECIAL REPORTS OR CONDUCT SPECIAL REVIEWS FOR THEIR SHAREHOLDERS ON THEIR NUCLEAR OPERATIONS ARE REDUNDANT AND AN UNJUSTIFIABLE DRAIN ON COMPANY RESOURCES


SP-REVIEW ENERGY EFFICIENCY & RENEWABLES ISSUE CODE 3410


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REDUCE THEIR RELIANCE ON NUCLEAR AND FOSSIL FUELS, TO DEVELOP OR USE SOLAR AND WIND POWER, OR TO PROMOTE ENERGY EFFICIENCY, OR TO REVIEW OR REPORT THESE ISSUES.


WE BELIEVE THAT DECISIONS ABOUT THE LEVEL OR MIX OF ENERGY TO USE OR DEVELOP ARE BUSINESS STRATEGY MATTERS BEST LEFT TO MANAGEMENT TO MAKE IN RESPONSE TO REGULATORY REQUIREMENTS, TECHNOLOGICAL DEVELOPMENTS, AND SUPPLY AND DEMAND. WE NOTE THAT U.S. GOVERNMENT AGENCIES SUCH AS THE NUCLEAR REGULATORY COMMISSION AND THE ENVIRONMENTAL PROTECTION AGENCY ALREADY IMPOSE CERTAIN RESTRICTIONS ON ENERGY PRODUCERS TO PROTECT ENVIRONMENTAL AND HUMAN HEALTH. ACHIEVING ENERGY EFFICIENCY GAINS OR INSTALLING RENEWABLE TECHNOLOGIES ALMOST ALWAYS ENTAILS ADDED CAPITAL INVESTMENTS AND EXPENSES. IF COST-EFFECTIVE WAYS OF REDUCING ENERGY USE ARE AVAILABLE, ONE CAN ASSUME THE COMPANY ALREADY IS EXPLOITING SUCH OPPORTUNITIES, BECAUSE IT IS IN ITS FINANCIAL INTEREST TO DO SO. SIMILARLY, IF A COMPANY IS NOT USING OR PURCHASING RENEWABLE ENERGY, ONE CAN ASSUME THAT NO COST-EFFECTIVE SITES OR PURCHASING OPTIONS ARE AVAILABLE.


THE COSTS OF REGULATORY COMPLIANCE, PLUS THE PRICE SIGNALS GENERATED BY ENERGY SUPPLY AND DEMAND, GENERATE SUFFICIENT INFORMATION TO MANAGEMENT FOR IT TO DETERMINE WHICH ENERGY PATH IS MOST COST-EFFECTIVE, MAKING SPECIAL REVIEWS AND REPORTS TO SHAREHOLDERS UNNECESSARY. THEREFORE, WE OPPOSE ALL PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR INCREASE ENERGY EFFICIENCY OR TO REPORT, USE OR DEVELOP WIND AND SOLAR POWER.


SP-ENDORSE CERES PRINCIPLES ISSUE CODE 3420


VOTE FOR SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ENDORSE THE CERES PRINCIPLES.


VIRTUALLY ALL CORPORATIONS AFFECT THE ENVIRONMENT AND HAVE A RESPONSIBILITY TO PROTECT IT. WITH COSTS OF ENVIRONMENTAL COMPLIANCE RISING, COMPANIES THAT PAY CLOSE ATTENTION TO THE ENVIRONMENT ARE IN A BETTER POSITION TO CONTROL THESE COSTS AND MAINTAIN THEIR PROFITABILITY. IN ADDITION, A STRONG ENVIRONMENTAL FOCUS MAY LEAD TO PRODUCT INNOVATIONS THAT FULFILL GROWING DEMAND FOR ENVIRONMENTALLY SOUND PRODUCTS AND SERVICES.


THE CERES PRINCIPLES, AS A BROAD STATEMENT OF ENVIRONMENTAL POLICY, ENCOURAGE COMPANIES TO TAKE A PRO-ACTIVE APPROACH IN MANAGING THEIR ENVIRONMENTAL AFFAIRS. WHILE THE PRINCIPLES ARE GENERIC, AND MEANT TO APPLY TO ALL INDUSTRIES, COMPANIES MAY TAILOR THEM TO SUIT THEIR OWN CIRCUMSTANCES. MAJOR CORPORATIONS SUCH AS BANKAMERICA, COCA-COLA, GENERAL MOTORS, NIKE AND NORTHEAST UTILITIES HAVE ENDORSED THE CERES PRINCIPLES YET MAINTAIN THEIR OWN COMPANY-SPECIFIC SET OF ENVIRONMENTAL PRINCIPLES AS WELL.


SOME INVESTORS AND CONSUMERS ARE SKEPTICAL OF CLAIMS MADE BY CORPORATIONS ABOUT THEIR COMMITMENTS TO PROTECT THE ENVIRONMENT. A COMPANY THAT ENDORSES THE CERES PRINCIPLES AND COMPLETES THE CERES REPORT FORM MAY BOLSTER ITS PUBLIC STANDING -
-  AND  THUS  ITS  ECONOMIC  WELL-BEING  --  BY  SHARING  INFORMATION  WITH  ITS
STAKEHOLDERS: INVESTORS, EMPLOYEES, NEIGHBORING COMMUNITIES AND CONSUMERS. AN ENDORSING COMPANY MAY ALSO FIND THAT INTERACTION WITH ENVIRONMENTAL AND INVESTOR GROUPS THAT BELONG TO CERES CONSTITUTES A LOW-COST SOUNDING BOARD OR CONSULTANT FOR ITS ENVIRONMENTAL AFFAIRS.

One final economic consideration is that companies implementing environmental compliance monitoring and self-audit programs tend to fare better in enforcement proceedings than companies that do not, according to



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Environmental Protection Agency and Department of Justice guidelines. Companies that promptly report and fully remedy compliance violations are less likely to face criminal penalties (although civil actions remain an enforcement option). Endorsing the Ceres principles and completing the Ceres Report may augment such a disclosure process. Moreover, information disclosed to the public in the Ceres Report may bring corporations one step closer toward standardized, accountable measures of environmental performance, which will aid investors in making future investment decisions.


SP-CONTROL GENERATION OF POLLUTANTS ISSUE CODE 3422


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO CONTROL EMISSIONS OF POLLUTANTS.


EMISSION OF POLLUTANTS IS AN INEVITABLE CONSEQUENCE OF MOST MANUFACTURING PROCESSES. THE AUTHORITY TO RESTRICT THESE EMISSIONS IS PROPERLY VESTED IN THE GOVERNMENT AND SHOULD NOT BE USURPED BY SHAREHOLDERS. CONCERNED SHAREHOLDERS HAVE AN OPPORTUNITY TO TAKE PART IN THE PUBLIC RULEMAKING PROCESS, JUST AS CORPORATIONS DO. IT IS NOT APPROPRIATE FOR THEM TO USE THE SHAREHOLDER RESOLUTION PROCESS AS A PLATFORM FOR THEIR IDEAS.


MOREOVER, CONTROLLING EMISSIONS OF POLLUTANTS USUALLY ENTAILS ADDED CAPITAL INVESTMENTS AND EXPENSES. IF COST-EFFECTIVE WAYS OF CONTROLLING EMISSIONS ARE AVAILABLE, ONE CAN ASSUME THAT THE COMPANY ALREADY IS EXPLOITING SUCH OPPORTUNITIES, BECAUSE IT IS IN ITS FINANCIAL INTEREST TO DO SO. IF THE COMPANY IS NOT CONTROLLING EMISSIONS TO THE EXTENT DESIRED BY THE PROPONENT, IT MAY BE BECAUSE SUCH CONTROLS WOULD BE COSTLY TO IMPLEMENT, PROVIDE LITTLE ADDED BENEFIT TO THE ENVIRONMENT AND/OR ADVERSELY AFFECT THE COMPANY'S COMPETITIVE POSITION.





SP-REPORT ON ENVIORNMENTAL IMPACT OR PLANS ISSUE CODE 3423


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO REPORT ON THEIR ENVIRONMENT IMPACT OR PLANS.


INDUSTRY AND GOVERNMENT HAVE RESPONDED TO THE PUBLIC'S DESIRE FOR INFORMATION ON CORPORATE ENVIRONMENTAL IMPACTS AND PLANS. THE 1969 NATIONAL ENVIRONMENTAL POLICY ACT REQUIRES COMPANIES TO ISSUE ENVIRONMENTAL IMPACT ASSESSMENTS FOR MAJOR DOMESTIC PROJECTS. CONGRESS HAS ALSO PASSED SEVERAL IMPORTANT RIGHT-TO-KNOW LAWS TO COMPEL DISCLOSURE OF MATERIAL SAFETY DATA SHEETS AND OTHER ENVIRONMENT, HEALTH AND SAFETY INFORMATION TO EMPLOYEES AND NEIGHBORS OF
MANUFACTURING PLANTS. IN ADDITION, MANY COMPANIES HAVE SET UP COMMUNITY ADVISORY PANELS IN COMMUNITIES WHERE THEIR PLANTS ARE LOCATED. NOW IT IS EVEN COMMONPLACE FOR LARGE INDUSTRIAL COMPANIES TO ISSUE STAND-ALONE ANNUAL ENVIRONMENTAL REPORTS OUTLINING THEIR PROGRESS ON MAJOR ENVIRONMENTAL INITIATIVES.


THEREFORE, WE BELIEVE SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION ON CORPORATE ENVIRONMENTAL IMPACTS OR PLANS ARE ALREADY ADDRESSED IN A NUMBER OF GOVERNMENT REGULATIONS AND INDUSTRY PROGRAMS, MAKING FURTHER COMMUNICATION AND INFORMATION EXCHANGES DUPLICATIVE AND UNNECESSARY. AT THE SAME TIME, A WILLINGNESS TO RESPOND TO SUCH REQUESTS COULD LEAD TO A COSTLY AND OPEN-ENDED PROCESS WITH OPPONENTS OF THE COMPANY'S OPERATIONS AND/OR DEVELOPMENT PLANS. THEIR ULTIMATE DESIRE MAY BE TO GENERATE NEGATIVE PUBLICITY AND INTRODUCE OPPOSING VIEWS IN THE COMPANY'S DECISION MAKING PROCESS THAT RESULTS IN COSTLY AND PERHAPS UNWARRANTED CHANGES IN PROJECT DEVELOPMENT PLANS. AS SHAREHOLDERS, IT IS NOT PRUDENT TO INVITE SUCH RISKS BY ENCOURAGING COMMUNICATION AND DISCLOSURE BEYOND THAT REQUIRED BY LAW.


SP-REPORT OR TAKE ACTION ON CLIMATE CHANGE ISSUE CODE 3425




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VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT OR TAKE ACTION ON CLIMATE CHANGE.


WE BELIEVE MAJOR UNCERTAINTIES REMAIN ABOUT CLIMATE CHANGE AND THE APPROPRIATENESS OF POLICIES TO ADDRESS IT. IN 2001, PRESIDENT GEORGE W. BUSH WITHDREW U.S. SUPPORT OF THE KYOTO PROTOCOL, AN INTERNATIONAL TREATY THAT SETS TARGETS AND TIMETABLES TO REDUCE GREENHOUSE GAS EMISSIONS IN INDUSTRIALIZED COUNTRIES. MOST U.S. COMPANIES SUPPORT THE PRESIDENT'S MOVE.


WE BELIEVE IT IS NOT APPROPRIATE OR IN SHAREHOLDERS' BEST INTERESTS TO ASK MANAGEMENT TO REPORT OR TAKE ACTION ON CLIMATE CHANGE UNILATERALLY. MOREOVER, ESTIMATING THE POTENTIAL COSTS, BENEFITS AND LIABILITIES OF ADDRESSING CLIMATE CHANGE IS HIGHLY UNCERTAIN IN LIGHT OF THE REMAINING SCIENTIFIC, POLITICAL AND LEGISLATIVE UNCERTAINTIES. CONCERNED SHAREHOLDERS HAVE OTHER OPPORTUNITIES TO TAKE PART IN THE PUBLIC DEBATE OVER GLOBAL WARMING AND SHOULD NOT USE THE SHAREHOLDER RESOLUTION PROCESS AS A PLATFORM FOR THEIR VIEWS. MANAGEMENT IS VESTED WITH RESPONSIBILITY TO TAKE ACTION WHEN IT IS IN THE FINANCIAL INTEREST OF THE COMPANY TO DO SO -- AND TO REPORT TO SHAREHOLDERS WHEN AND IF IT DETERMINES THAT DEVELOPMENTS MAY MATERIALLY AFFECT THE COMPANY. ACCORDINGLY, THERE IS NO NEED FOR SHAREHOLDERS TO MAKE THIS SPECIAL REQUEST OF MANAGEMENT.


REVIEW OR CURB BIOENGINEERING ISSUE CODE 3430


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON, LABEL OR RESTRICT SALES OF BIOENGINEERED PRODUCTS.


THERE ARE NO SUBSTANTIVE DIFFERENCES BETWEEN FOODS MADE WITH INGREDIENTS FROM GENETICALLY MODIFIED PLANTS AND FOODS FROM PLANTS THAT HAVE BEEN CONVENTIONALLY BRED. THE INTRODUCTION OF A SINGLE GENE INTO A PLANT IS A NATURAL IMPROVEMENT ON THE PLANT CROSSBREEDING THAT BEGAN WITH THE DOMESTICATION OF WILD GRAIN. SCIENTISTS HAVE BEEN STUDYING GENETIC MODIFICATION FOR DECADES AND THE U.S. GOVERNMENT REVIEWS NEW GENETICALLY MODIFIED PLANTS TO ENSURE THAT THEY DO NOT POSE A THREAT TO HUMANS OR THE ENVIRONMENT. THE GENETICALLY MODIFIED PLANTS CURRENTLY BEING GROWN BENEFIT THE ENVIRONMENT AND FARMERS BY INCREASING CROP YIELDS AND REDUCING THE AMOUNT OF PESTICIDES REQUIRED. RICE THAT HAS BEEN GENETICALLY MODIFIED TO CONTAIN VITAMIN A IS ALREADY AVAILABLE IN COUNTRIES WHERE A LACK OF THAT VITAMIN KILLS AND BLINDS HUNDREDS OF THOUSANDS OF CHILDREN EACH YEAR; IN THE FUTURE GENETIC MODIFICATION MAY LEAD TO PLANTS THAT CONTAIN OTHER NUTRIENTS, ALLOWING PEOPLE WORLDWIDE TO LEAD LONGER AND HEALTHIER LIVES. A SIGNIFICANT BACKLASH AGAINST GENETIC MODIFICATION COULD IMPEDE THIS LIFE-SAVING SCIENTIFIC PROGRESS.


A SUBSTANTIAL PERCENTAGE OF FARMERS PREFER TO GROW GENETICALLY MODIFIED CROPS-- IN 2001, 63 PERCENT OF ALL SOYBEANS AND 24 PERCENT OF ALL CORN GROWN IN THE UNITED STATES WERE GENETICALLY MODIFIED VARIETIES. CORN AND SOYBEANS ARE USED FOR INGREDIENTS INCLUDING COOKING OILS, SWEETENERS AND STARCHES, AND ARE THEREFORE PRESENT IN THE VAST MAJORITY OF FOODS. IN MANY CASES, HOWEVER, THE GENETIC MODIFICATION AFFECTS ONLY A PLANT'S LEAVES, WHICH ARE NOT EATEN AND ARE THEREFORE ABSENT FROM FOOD PRODUCTS MADE FROM THE PLANT. MANY GRAIN DEALERS MIX MODIFIED AND NON-MODIFIED CROPS, SO RAW AGRICULTURAL MATERIALS AVAILABLE IN THE OPEN MARKET ARE ASSUMED TO CONTAIN SOME GENETICALLY MODIFIED MATERIALS UNLESS THEY HAVE BEEN CERTIFIED OTHERWISE. THESE CERTIFIED AGRICULTURAL PRODUCTS ARE MORE EXPENSIVE, AND QUANTITIES LARGE ENOUGH FOR ALL OF A MAJOR FOOD MANUFACTURER'S PRODUCTS MAY BE DIFFICULT TO OBTAIN.


LABELING OF FOODS MADE FROM GENETICALLY MODIFIED PLANTS, AS SOME RESOLUTIONS REQUEST, WOULD PUT COMPANIES AT A SERIOUS COMPETITIVE DISADVANTAGE. AT PRESENT, THE ONLY FOODS INCLUDING INFORMATION ON GENETIC MODIFICATION ON THEIR LABELS ARE MADE BY COMPANIES THAT DO NOT USE GENETICALLY MODIFIED PLANTS. A LABEL SIMPLY STATING THAT A FOOD WAS MADE FROM GENETICALLY MODIFIED PLANT MATERIALS MIGHT CAUSE CONSUMERS TO BUY THE PRODUCT OF A COMPETITOR THAT ALSO USED GENETICALLY MODIFIED PLANTS, BUT DID NOT SAY SO ON THE PACKAGE LABEL. FDA'S CURRENT LABELING




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REQUIREMENTS DO NOT LEAVE SUFFICIENT ROOM ON MANY PACKAGES TO EXPLAIN TO CONSUMERS THAT GENETICALLY MODIFIED PLANTS ARE SAFE TO EAT AND MAY HELP THE ENVIRONMENT.


SP-PRESERVE/REPORT ON NATURAL HABITAT ISSUE CODE 3440


VOTE AGAINST  SHAREHOLDER  PROPOSALS  THAT  ASK  COMPANIES  TO  PRESERVE NATURAL
HABITAT.


WE BELIEVE THAT DECISIONS ON PRESERVING OPEN SPACE AND WILDERNESS AREAS ARE THE PURVIEW OF GOVERNMENT POLICYMAKERS AT LOCAL, REGIONAL AND NATIONAL LEVELS. COMPANIES SHOULD BE FREE TO MAKE INVESTMENTS AND SITE FACILITIES WHEREVER SUCH LAND USE IS NOT BARRED BY LAWS OR REGULATION. FOR SHAREHOLDERS TO IMPOSE FURTHER RESTRICTIONS ON MANAGEMENT'S INVESTMENT, EXPLORATION AND DEVELOPMENT OPTIONS COULD PUT THE COMPANY AT A COMPETITIVE DISADVANTAGE AND HARM SHAREHOLDER VALUE.


SP-REVIEW DEVELOPING COUNTRY DEBT ISSUE CODE 3500


VOTE AGAINST SHAREHOLDER PROPOSALS ASKING COMPANIES TO REVIEW THEIR DEVELOPING COUNTRY DEBT AND LENDING CRITERIA AND TO REPORT TO SHAREHOLDERS ON THEIR FINDINGS.


WE BELIEVE THAT RISK MANAGEMENT POLICIES AND PROCEDURES ARE BEST LEFT TO MANAGEMENT'S DISCRETION AND THAT IT IS INAPPROPRIATE FOR SHAREHOLDERS TO REQUEST THAT MANAGEMENT REPORT ON ITS CRITERIA FOR LENDING TO DEVELOPING AND/OR EMERGING MARKET ECONOMIES


SP-REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES ISSUE CODE 3503


VOTE AGAINST SHAREHOLDER PROPOSALS THAT REQUEST COMPANIES TO ASSESS THE ENVIRONMENTAL, PUBLIC HEALTH, HUMAN RIGHTS, LABOR RIGHTS OR OTHER SOCIO-ECONOMIC IMPACTS OF THEIR CREDIT DECISIONS.


WE FEEL IT IS THE RESPONSIBILITY OF MEMBERS OF LOCAL CIVIL SOCIETY AND GOVERNMENTS--NOT SHAREHOLDERS--TO DETERMINE WHAT KINDS OF DEVELOPMENT PROJECTS AND LENDING ACTIVITIES ARE APPROPRIATE. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. IN ADDITION, REPORTS ON THE SUBJECT COULD DISTRACT MANAGEMENT OR ATTRACT UNWANTED SCRUTINY OF THE COMPANY'S PRACTICES AND ONLY SERVE TO SUPPORT ARGUMENTS THAT COMMERCIAL BANKS SHOULD INCORPORATE SOCIAL OR ENVIRONMENTAL CRITERIA INTO DECISIONS ON LOANS.


SP-REVIEW FAIR LENDING POLICY ISSUE CODE 3520


VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING REPORTS AND/OR REVIEWS OF PLANS AND/OR POLICIES ON FAIR LENDING PRACTICES.


BEYOND ASSESSMENTS BASED ON CREDITWORTHINESS, RISK AND OTHER FINANCIAL MATTERS, WE FEEL IT IS THE RESPONSIBILITY OF GOVERNMENTS--NOT SHAREHOLDERS--TO ESTABLISH REGULATIONS ON LENDING. SEVERAL LAWS ALREADY BAR VARIOUS DISCRIMINATORY OR PREDATORY LENDING PRACTICES. THESE INCLUDE THE COMMUNITY REINVESTMENT ACT, WHICH OBLIGATES BANKS TO MEET THE CREDIT AND DEPOSIT NEEDS OF ALL THE COMMUNITIES IN WHICH THEY ARE CHARTERED, AND THE THREE MAJOR LAWS THAT PROTECT CONSUMERS IN THE MORTGAGE-LENDING ARENA: THE TRUTH IN LENDING ACT (TILA), THE REAL ESTATE SETTLEMENT PROCEDURES ACT (RESPA) AND THE HOME OWNERSHIP AND EQUITY PROTECTION ACT (HOEPA). A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE




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THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS.


SP-REVIEW PLANT CLOSINGS ISSUE CODE 3600


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO ESTABLISH COMMITTEES TO CONSIDER ISSUES RELATED TO FACILITIES CLOSURE AND RELOCATION OF WORK.


THE PROPOSED COMMITTEE IS AN UNNECESSARY DISTRACTION FOR BOARD MEMBERS, AND INAPPROPRIATELY INVOLVES EMPLOYEES AND OUTSIDE COMMUNITY REPRESENTATIVES IN DECISIONS ABOUT PLANT CLOSINGS AND RELOCATION OF WORK. THESE DECISIONS SHOULD BE MADE BY MANAGEMENT AND THE BOARD BASED ON THEIR ANALYSIS OF WHAT IS IN THE BEST INTEREST OF THE COMPANY AND ITS SHAREHOLDERS. WITH RAPID TECHNOLOGICAL AND OTHER CHANGES LEADING TO RAPID CHANGES IN PRODUCTION AND EMPLOYMENT, IT IS IMPORTANT THAT MANAGEMENT HAVE A FREE HAND TO RESPOND QUICKLY TO NEW
OPPORTUNITIES. THE PROPOSED COMMITTEE COULD HAMPER MANAGEMENT IN MAKING APPROPRIATE INVESTMENT DECISIONS.


SP-REPORT ON EEO ISSUE CODE 3610


VOTE FOR SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S AFFIRMATIVE ACTION POLICIES AND PROGRAMS, INCLUDING RELEASING ITS EEO-1 FORMS AND PROVIDING STATISTICAL DATA ON SPECIFIC POSITIONS WITHIN THE COMPANY.


EQUAL EMPLOYMENT OPPORTUNITY IS AN APPROPRIATE AREA OF CONCERN FOR SHAREHOLDERS. EFFECTIVE EQUAL EMPLOYMENT OPPORTUNITY POLICY PROVIDES A COMPANY WITH TWO SIGNIFICANT ECONOMIC BENEFITS: THE AVOIDANCE OF COSTLY SETTLEMENT OR FINES FOR VIOLATING FEDERAL DISCRIMINATION LAWS AND POTENTIALLY INCREASED EARNINGS FROM A DIVERSE WORK FORCE ABLE TO COMPETE IN AN INCREASINGLY GLOBAL MARKETPLACE.


AN INDEPENDENT, OVERALL ASSESSMENT OF A COMPANY'S EQUAL EMPLOYMENT OPPORTUNITY PROGRAMS AND POLICIES IS BENEFICIAL, YET OBTAINING INFORMATION FROM THE GOVERNMENT ABOUT A COMPANY'S WORK FORCE CAN BE TIME-CONSUMING OR COSTLY. MOREOVER, SUCH INFORMATION IS NOT AVAILABLE IN ALL INSTANCES. IF A COMPANY IS NOT A FEDERAL CONTRACTOR OR HAS NOT BEEN INVOLVED IN LITIGATION, ITS EEO-1 REPORTS ARE NOT AVAILABLE FROM THE GOVERNMENT, AND EVEN IF IT IS THE DEPARTMENT OF LABOR ALSO MAY DECLINE TO RELEASE ITS EEO-1 REPORTS. FURTHERMORE, THE COMPANY ITSELF IS THE ONLY SOURCE OF SOME INFORMATION, SUCH AS A SUMMARY OF ITS AFFIRMATIVE ACTION PROGRAMS AND POLICIES AND DATA ON SPECIFIC JOB CATEGORIES THAT ARE MORE NARROWLY DEFINED THAN IN THE EEO-1 REPORTS. BECAUSE OF FEDERAL REPORTING REQUIREMENTS, THE COSTS TO COMPANIES OF COMPLYING WITH SHAREHOLDER RESOLUTIONS REQUESTING EEO REPORTING ARE RELATIVELY SMALL.


MORE DISCLOSURE FROM MANAGEMENT TO SHAREHOLDERS ON AFFIRMATIVE ACTION PROGRAMS IS GENERALLY DESIRABLE. WE BELIEVE THAT REPORTING TO SHAREHOLDERS ON AFFIRMATIVE ACTION KEEPS THE ISSUE HIGH ON A COMPANY'S AGENDA, REAFFIRMS A COMMITMENT TO EQUAL EMPLOYMENT OPPORTUNITY, AND BOLSTERS ITS STANDING WITH EMPLOYEES AND THE PUBLIC AND THUS ITS ECONOMIC WELL-BEING.


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON THE COMPANY'S AFFIRMATIVE ACTION POLICIES AND PROGRAMS IF THE COMPANY'S EEO-1 REPORTS AND COMPLIANCE RECORD INDICATE IT HAS AN AVERAGE OR ABOVE-AVERAGE EMPLOYMENT RECORD.

While a company's willingness to disclose its EEO-1 reports is a significant factor, a company's record in the area of affirmative action is ultimately the criterion by which it should be judged. If the representation of women and minorities in a company's work force is below the industry average, particularly in upper-tier job categories, it would be helpful for



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the company to provide supplemental or interpretive data explaining the company's particular challenges in meeting its affirmative action goals. Shareholders also would find a summary of the company's affirmative action program helpful in assessing management's efforts to recruit and retain women and minorities. Similar explanatory data would provide little benefit to shareholders of a company that has an average or above-average employment record, because its record suggests it already is addressing affirmative action issues in a satisfactory manner.


SP-DROP SEXUAL ORIENTATION FROM EEO POLICY ISSU CODE 3614


VOTE  AGAINST  SHAREHOLDER  PROPOSALS  THAT  ASK  MANAGEMENT   TO   DROP  SEXUAL
ORIENTATION FROM EEO POLICY.


AN EXPLICIT COMPANY BAN ON ANTI-GAY DISCRIMINATION IS THE MOST IMPORTANT STEP A COMPANY CAN TAKE TO DETER ANTI-GAY HARASSMENT AND DISCRIMINATION IN ITS WORKPLACE. IN THE ABSENCE OF A FEDERAL PROHIBITION ON DISCRIMINATION BASED ON SEXUAL ORIENTATION, GAY AND LESBIAN EMPLOYEES ARE DEPENDENT ON LOCAL LAWS AND CORPORATE POLICIES FOR PROTECTION. ONLY 12 STATES AND FEWER THAN 150 CITIES AND COUNTIES HAVE ADOPTED LAWS BARRING SEXUAL ORIENTATION DISCRIMINATION IN PRIVATE EMPLOYMENT. FURTHERMORE, BEING DEPENDENT ON LOCAL LAWS CAN HAMPER AN EMPLOYEE'S ABILITY TO TRANSFER WITHIN A COMPANY OR TO TAKE ADVANTAGE OF OTHER JOB OPPORTUNITIES.


EQUAL EMPLOYMENT FOR LESBIANS AND GAY MEN IS A FINANCIAL AS WELL AS A LEGAL ISSUE FOR CORPORATIONS. BARRING DISCRIMINATION BASED ON SEXUAL ORIENTATION IS ESSENTIAL TO RECRUITING AND RETAINING TALENTED GAY EMPLOYEES; NEARLY 60 PERCENT OF THE COMPANIES IN THE FORTUNE 500 HAVE SUCH A POLICY IN PLACE. COMPANIES THAT IGNORE EQUAL PROTECTION ALSO WILL OPEN THEMSELVES TO EVENTUAL LITIGATION, AS WELL AS ADVERSE PUBLICITY. THE COMPANY WOULD LIKELY BECOME THE TARGET OF GAY GROUPS IF IT WERE TO DROP THE REFERENCE TO SEXUAL ORIENTATION.


ANOTHER RATIONALE TO VOTE AGAINST THIS PROPOSAL IS THAT EQUAL EMPLOYMENT OPPORTUNITY PRACTICES ARE ORDINARY BUSINESS MATTERS THAT ARE UP TO MANAGEMENT TO DECIDE.


SP-ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY ISSUE CODE 3615


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT A SEXUAL ORIENTATION NON-DISCRIMINATION POLICY.


EQUAL EMPLOYMENT OPPORTUNITY PRACTICES ARE ORDINARY BUSINESS MATTERS THAT ARE UP TO MANAGEMENT TO DECIDE. MOREOVER, NEARLY EVERY COMPANY HAS A CORPORATE-WIDE NON-DISCRIMINATION STATEMENT DESIGNED TO PROHIBIT HARASSMENT OR DISCRIMINATION ON ANY BASIS IN ITS WORKPLACE. SUCH POLICIES ARE SUFFICIENT; REFERENCES TO SPECIFIC GROUPS OF PEOPLE SHOULD BE LIMITED TO CLASSES PROTECTED UNDER FEDERAL LEGISLATION, SUCH AS RACIAL MINORITIES OR WOMEN. LISTING ADDITIONAL GROUPS IN NON-DISCRIMINATION POLICIES WOULD DIVERT ATTENTION FROM THE BASIC NEED FOR A WORKPLACE FREE OF HARASSMENT AND EMPLOYMENT DISCRIMINATION AND WOULD OPEN THE DOOR FOR OTHER GROUPS TO REQUEST SPECIFIC MENTION AS WELL. THE COMPANY ALSO COULD BECOME THE TARGET OF ADVERSE PUBLICITY FROM CONSERVATIVE GROUPS IF IT WERE TO ADOPT SUCH A POLICY.


SP-REVIEW MEXICAN WORK FORCE CONDITIONS ISSUE CODE 3621


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR REVIEW MEXICAN OPERATIONS.

Management is in the best position to make decisions about pay, working conditions and environmental protection procedures. It is the responsibility of employees, local trade unions and the government--not shareholders--to negotiate and/or regulate appropriate levels of compensation and safety requirements. Mexican law defines the




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ENVIRONMENTAL PRECAUTIONS THAT COMPANIES MUST FOLLOW, AND A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ENVIRONMENTAL ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. A REVIEW OR REPORT TO SHAREHOLDERS ON MEXICAN OPERATIONS ALSO COULD HAMPER MANAGEMENT'S HANDLING OF THOSE OPERATIONS AND PRODUCE UNNECESSARY SCRUTINY OF ITS ACTIVITIES. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO REVIEW OR REPORT ON MEXICAN OPERATIONS.


SP-ADOPT STANDARDS FOR MEXICAN OPERATION ISSUE CODE 3622


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT STANDARDS FOR MEXICAN OPERATIONS.


THIS IS AN ORDINARY BUSINESS DECISION.


SP-REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES ISSUE CODE 3630


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REVIEW OR IMPLEMENT THE MACBRIDE PRINCIPLES.


MATTERS RELATING TO THE CONDUCT OF CORPORATE ACTIVITY IN A FOREIGN COUNTRY GENERALLY SHOULD BE DETERMINED BY THE GOVERNMENT OF THAT COUNTRY. MOREOVER, WE ARE SATISFIED THAT NORTHERN IRELAND'S FAIR EMPLOYMENT LAWS PROVIDE REASONABLE SAFEGUARDS AGAINST DISCRIMINATION, AND THERE IS NO REASON TO ASK THE COMPANY TO IMPLEMENT THE MACBRIDE PRINCIPLES. MANAGEMENT SHOULD NOT BE HAMSTRUNG IN IMPLEMENTING POLICY IN THIS SENSITIVE AREA BY BROAD-STROKE REQUIREMENTS PLACED ON MANAGEMENT BY SHAREHOLDERS. THE PRACTICAL MEANING OF THE MACBRIDE PRINCIPLES IS NOT CLEAR, AND WE HAVE RESERVATIONS ABOUT THE WORDING OF SOME OF THE PRINCIPLES. THUS, THE MACBRIDE CODE AT BEST IS UNNECESSARY AND AT WORST IS COUNTERPRODUCTIVE.


SP-URGE MACBRIDE ON CONTRACTOR/FRANCHISEE ISSUE CODE 3632


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK COMPANIES TO ENCOURAGE THEIR CONTRACTORS AND FRANCHISEES TO IMPLEMENT THE MACBRIDE PRINCIPLES.


WE BELIEVE THAT COMPANIES WHOSE PRESENCE IN NORTHERN IRELAND IS THROUGH FRANCHISES OR SUBCONTRACTORS HAVE LIMITED CONTROL OVER THE FAIR EMPLOYMENT POLICIES AND PRACTICES OF THESE BUSINESSES. ATTEMPTS TO INFLUENCE THOSE POLICIES COULD COMPLICATE COMMERCIAL RELATIONSHIPS THAT MAY BE IMPORTANT TO THE COMPANY. THUS, WE DO NOT BELIEVE THE COMPANY SHOULD TRY TO GET THOSE WITH WHOM IT DOES BUSINESS IN NORTHERN IRELAND TO IMPLEMENT THE MACBRIDE PRINCIPLES. THIS POSITION IS REINFORCED BY OUR VIEW THAT MATTERS RELATING TO THE CONDUCT OF CORPORATE ACTIVITY IN A FOREIGN COUNTRY GENERALLY SHOULD BE DETERMINED BY THE GOVERNMENT OF THAT COUNTRY. MOREOVER, WE ARE SATISFIED THAT NORTHERN IRELAND'S FAIR EMPLOYMENT LAW PROVIDES REASONABLE SAFEGUARDS AGAINST DISCRIMINATION. CONTRACTORS AND FRANCHISEES SHOULD NOT BE HAMSTRUNG IN IMPLEMENTING POLICY IN THIS SENSITIVE AREA BY BROAD-STROKE PRINCIPLES URGED ON THEM BY THE COMPANY'S SHAREHOLDERS.


SP-REVIEW GLOBAL LABOR PRACTICES ISSUE CODE 3680


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO REPORT ON OR REVIEW THEIR GLOBAL LABOR PRACTICES OR THOSE OF THEIR CONTRACTORS.

MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT PAY AND WORKING CONDITIONS AND ENVIRONMENTAL MANAGEMENT. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND GOVERNMENTS--NOT SHAREHOLDERS--TO




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NEGOTIATE  AND/OR   REGULATE  APPROPRIATE  LEVELS  OF  COMPENSATION  AND  SAFETY
REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS. A REVIEW OR REPORT TO SHAREHOLDERS ON COMPANY AND CONTRACTOR LABOR PRACTICES ALSO COULD HAMPER MANAGEMENT'S HANDLING OF THOSE OPERATIONS AND PRODUCE UNNECESSARY SCRUTINY OF ITS ACTIVITIES. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO REVIEW OR REPORT ON LABOR STANDARDS.


SP-MONITOR/ADOPT ILO CONVENTIONS ISSUE CODE 3681


VOTE AGAINST SHAREHOLDER PROPOSALS THAT ASK MANAGEMENT TO ADOPT, IMPLEMENT OR ENFORCE A GLOBAL WORKPLACE CODE OF CONDUCT BASED ON THE INTERNATIONAL LABOR ORGANIZATION'S (ILO) CORE LABOR CONVENTIONS.


MANAGEMENT IS IN THE BEST POSITION TO MAKE DECISIONS ABOUT WORKPLACE RULES. IT IS THE RESPONSIBILITY OF EMPLOYEES, LOCAL TRADE UNIONS AND GOVERNMENTS--NOT SHAREHOLDERS--TO NEGOTIATE AND/OR REGULATE APPROPRIATE LEVELS OF COMPENSATION AND SAFETY REQUIREMENTS. A FUNDAMENTAL TENET OF BUSINESS IS TO OBEY LOCAL LAWS. SHOULD THESE LAWS CHANGE, WE BELIEVE MANAGEMENT WILL TAKE THE STEPS NECESSARY TO COMPLY WITH ANY NEW REGULATIONS; HOWEVER, WE DO NOT THINK THE SHAREHOLDER RESOLUTION PROCESS SHOULD BE USED TO RAISE ISSUES THAT ARE MORE APPROPRIATELY DEALT WITH BY GOVERNMENT REGULATORS.


MOREOVER, A CODE BASED ON THE ILO'S CORE CONVENTIONS MAY CONFLICT WITH LOCAL GOVERNMENT LAWS AND THEREFORE POSE OBSTACLES FOR ENFORCEMENT, SUCH AS
GUARANTEEING FREEDOM OF ASSOCIATION FOR WORKERS AT SUPPLIER OR COMPANY-OWNED FACILITIES LOCATED IN CHINA. IN ADDITION, SUCH A POLICY MIGHT UNDERMINE BUSINESS MODELS BASED ON FLEXIBLE SUPPLY CHAINS, SINCE ENFORCING A CODE WOULD REQUIRE TIME-CONSUMING INSPECTIONS AND MIGHT LIMIT THE NUMBER OF SUPPLIERS AVAILABLE AT ANY GIVEN TIME TO PRODUCE PRODUCTS, CAUSING PROFITS TO DROP AND SHAREHOLDER RETURNS TO DIMINISH. WE THEREFORE VOTE AGAINST RESOLUTIONS ASKING COMPANIES TO ENFORCE CORE ILO CONVENTIONS.


SP-REPORT ON SUSTAINABILITY ISSUE CODE 3700


ALWAYS VOTE AGAINST SHAREHOLDER PROPOSALS REQUESTING REPORTS ON SUSTAINABILITY.


COMPANIES OPERATING IN THE UNITED STATES ARE ALREADY REQUIRED TO REPORT EXTENSIVELY ON FINANCIAL, MATERIALLY SIGNIFICANT ENVIRONMENTAL MATTERS, DIVERSITY POLICY AND OTHER ISSUES THAT RELATE TO SUSTAINABILITY. WITH REGARD TO ENVIRONMENTAL REPORTING, THE 1969 NATIONAL ENVIRONMENTAL POLICY ACT REQUIRES COMPANIES TO ISSUE ENVIRONMENTAL IMPACT ASSESSMENTS FOR MAJOR DOMESTIC PROJECTS. CONGRESS HAS ALSO PASSED SEVERAL IMPORTANT RIGHT-TO-KNOW LAWS TO COMPEL DISCLOSURE OF MATERIAL SAFETY DATA SHEETS AND OTHER ENVIRONMENT, HEALTH AND SAFETY INFORMATION TO EMPLOYEES AND NEIGHBORS OF MANUFACTURING PLANTS. MAJOR U.S. EMPLOYERS ARE ALSO REQUIRED TO REPORT TO THE GOVERNMENT ON THEIR WORKFORCE, BY RACE AND SEX, IN EACH OF NINE MAJOR JOB CATEGORIES, AND, IF THEY ARE FEDERAL CONTRACTORS, TO ISSUE AFFIRMATIVE ACTION PLANS. THERE ARE MANY MORE EXAMPLE OF U.S. CORPORATE REPORTING REQUIREMENTS ON SOCIAL AND ENVIRONMENTAL ISSUES.


THEREFORE, WE BELIEVE SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION ON SUSTAINABILITY ISSUES ARE DUPLICATIVE AND UNNECESSARY. FURTHER DISCLOSURE IS NOT NECESSARILY BENEFICIAL TO A COMPANY, LARGELY BECAUSE IT WOULD NOT BE ABLE TO COMPLETELY CONTROL THE PROCESS BY WHICH ITS INFORMATION WOULD BE EVALUATED. INAPPROPRIATE COMPARISONS WITH OTHER COMPANIES OR ACROSS INDUSTRIES COULD LEAD TO ADVERSE PUBLICITY, UNWARRANTED LITIGATION OR SHAREHOLDER DIVESTMENT. PREPARING EXPLANATORY DATA TO AID INTERPRETATION OF THE INFORMATION WOULD BE TIME-CONSUMING. AS




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The Allianz  Variable Insurance Products Trust - SAI -
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SHAREHOLDERS,  IT  IS  NOT  PRUDENT  TO  INVITE   SUCH   RISKS   BY  ENCOURAGING
COMMUNICATION AND DISCLOSURE BEYOND THAT REQUIRED BY LAW.


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                    NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
                              PROXY VOTING SUMMARY

                      HOW NICHOLAS-APPLEGATE VOTES PROXIES
The Funds' Investment Adviser votes proxies on behalf of the Funds pursuant to
written   Proxy Policy Guidelines and Procedures ("Proxy Guidelines") adopted by the Funds. A summary of the Proxy Guidelines is provided below. To obtain information on how your Fund's securities were voted, please contact your account representative at 1-800-551-8043. In addition, the following proxy voting guidelines apply to Nicholas Applegate separately managed accounts, as well as the ADAM Vision accounts.

                     NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                              PROXY VOTING SUMMARY
                                 REVISED 1/3/07
                               EFFECTIVE 1/31/07
Nicholas-Applegate Capital Management takes seriously the responsibility of voting proxies on behalf of our clients. Our policies and procedures are designed to meet all applicable fiduciary standards and to protect the rights and enhance the economic welfare of those to whom we owe a fiduciary duty.

A Proxy Committee, including executive, investment, sales, marketing, compliance and operations personnel, is responsible for establishing our policies and procedures. The Committee reviews these policies and procedures on a regular basis and makes such changes as it believes are necessary. Our guidelines and voting actions are to a large extent aligned with the voting recommendations of Glass Lewis, a third-party proxy voting service to which we subscribe.

We vote all proxies received according to our written guidelines, Glass Lewis recommendations and/or investment team input. Our guidelines address such general areas as elections of directors and auditors, corporate defenses, corporate governance, mergers and acquisitions, corporate restructuring, state of incorporation, proxy contest issues, executive compensation, employee considerations and social issue proposals.

The guidelines contained herein reflect our normal voting position on certain issues, and may not apply in every situation. The guidelines are intended to generally cover both U.S. and international proxy voting, although due to country differences and requirements, international proxy voting may differ
depending on individual facts and circumstances.   Even when our guidelines
specify how we normally vote on particular issues, we may change the vote if it
is reasonably determined to be in our client's best interest.   In certain
cases, we will vote a specific account outside of our policy upon client request.

To ensure that voting responsibilities are met, the Committee has established operational procedures to have client proxies reconciled against client holdings to ensure ballots are received and voted. The procedures are also intended to ensure that proxies are voted consistent with voting guidelines, that the proxy analysis is used for each issue, and all votes are recorded. Any variance from stated policy is carefully noted, including the reason for the variance. In some circumstances NACM is not notified of a ballot to vote, therefore resulting in a non-voted ballot.

The proxy voting and record keeping are provided through a third party vendor, Glass Lewis. Prior to October 31, 2006 we were using Institutional Shareholder Services (ISS) for this service. We maintain proxy voting records for all applicable accounts and make these records available to clients at their request.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
PROXY VOTING GUIDELINES
Revised 1/3/07

I EXTERNAL AUDITOR
A.Auditors
VOTE FOR proposals to ratify auditors, unless there is a reason to believe the auditing firm has a financial interest in or association with the company and is, therefore, not independent; or there is reason to believe the auditor has rendered an

                                      295
The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 opinion that is neither accurate nor indicative of the company's financial position. Additionally, we may vote against ratification of auditors:

- When audit fees added to audit-related fees total less than the tax fees and/or less than other non-audit fees.
- If there have been any recent restatements or late filings by the company where the auditor bears some -responsibility for the restatement or late filing (e.g. a restatement due to a reporting error).
- When the auditor performs tax shelter work or work for a contingent type fee including a fee based on a percentage of economic benefit to the company.
- When audit fees are excessively low, especially when compared with other companies in the same industry.
- When the company has aggressive accounting policies.
- When the Auditor has liability caps.
- When the Auditor performs tax services for the CEO or CFO of the company.

IIBOARD OF DIRECTORS
A.Director Nominees
Votes on director nominees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Evaluations are based on the following criteria (and any others that may be deemed relevant by Glass Lewis or Nicholas-Applegate):
- Long term corporate performance record based on increases in shareholder wealth, earnings, financial strength
- Executive Compensation
- Director Compensation
- Corporate Governance Provisions and Takeover Activity
- Criminal Activity
- Investment in the Company
- Interlocking Directorships
- Inside, Outside, and Independent Directors
- Board Composition
- Number of Other Board Seats
- Any problems or issues that arose on Other Board assignments
- Support of majority-supported shareholder proposals.

B.Director Indemnification and Liability Protection
  1. Proposals concerning director and officer indemnification and liability protection are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. VOTE AGAINST proposals to limit or eliminate entirely the liability for monetary damages of directors and officers for violating the duty of care.
  3. VOTE AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts like negligence, that are more serious violations of fiduciary obligation than mere carelessness.
  4. VOTE FOR only those proposals providing such expanded coverage on cases when a director's or officer's legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and (ii) if only the director's legal expenses would be covered.

C.Director Duties and Stakeholder Laws
VOTE AGAINST management or shareholder proposals to allow the board of directors to consider the interests of "stakeholders" or "non-shareholder constituents," unless these proposals make it clear that these interests are to be considered in the context of the prevailing commitment to shareholders.

D.Director Nominations


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VOTE IN ACCORDANCE WITH GLASS LEWIS shareholder proposals asking that management allow large shareholders equal access to management's proxy to discuss and evaluate management's director nominees, and/or to nominate and discuss shareholder nominees to the board.

E.Inside Versus Independent Directors
  1. Shareholder proposals asking that boards be comprised of a majority of independent directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. VOTE FOR shareholder proposals asking that board audit, compensation and/or nominating committees be comprised exclusively of independent directors.

F.Stock Ownership Requirements
VOTE IN ACCORDANCE WITH GLASS LEWIS on shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

G.Term of Office
VOTE AGAINST proposals to limit the tenure of outside directors.

III PROXY CONTESTS AND CORPORATE DEFENSES
A.Proxy Contests for Board Seats
  All votes in a contested election of directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.Classified Boards
  1. VOTE AGAINST proposals to classify the board.
  2. VOTE FOR proposals to repeal a classified board, and to elect all directors annually.

C.Cumulative Voting
  1. VOTE FOR proposals to permit cumulative voting in the election of directors.
  2. VOTE AGAINST proposals to eliminate cumulative voting in the election of directors.

D.Director Nominations
VOTE AGAINST management proposals to limit shareholders' ability to nominate directors.

E.Shareholders' Right to Call Special Meetings

  1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to call special meetings.
  2. VOTE FOR shareholder proposals that remove restrictions on the right of shareholders to act independently of management.

F.Shareholder Action by Written Consent

  1. VOTE AGAINST management proposals to restrict or prohibit shareholders' ability to take action by written consent.
  2. VOTE FOR shareholder proposals to allow or make easier shareholder action by written consent.

G.Size of the Board

  1. VOTE FOR proposals that seek to fix the size of the Board.
  2. VOTE against management proposals that give management the ability to alter the size of the Board without shareholder approval.

H.Shareholders' Ability to Remove Directors

  1. VOTE AGAINST proposals that state directors may be removed only for cause.
  2. VOTE FOR proposals to restore shareholder ability to remove directors with or without cause.
  3. VOTE AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
  4. VOTE FOR proposals that permit shareholders to elect directors to fill board vacancies.


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IVTENDER OFFERS AND CORPORATE DEFENSES
A.Fair Price Provisions

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to adopt a fair price provision, as long as the shareholder vote requirement imbedded in the provision is no more than a majority of the disinterested shares.
  2. VOTE IN accordance WITH GLASS LEWIS analysis and recommendation on shareholder proposals to lower the shareholder vote requirements imbedded in existing fair price provisions.

B.Greenmail

  1. VOTE FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
  2. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on each individual proposal regarding anti-greenmail proposals when they are bundled with other charter or bylaw amendments.
  3. Vote on a case-BY-CASE basis regarding restructuring plans that involve the payment of pale greenmail.

C.Poison Pills

  1. VOTE FOR SHAREHOLDER proposals asking that a company submit its poison pill for shareholder ratification.
  2. SHAREHOLDER proposals to redeem a company's poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. Management proposals to ratify a poison pill are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.Stakeholder Provisions

VOTE against management proposals allowing the board to consider stakeholders' (outside constituencies') interests when faced with a tender offer.

E.Super-majority Vote Requirement to Approve Mergers

  1. VOTE FOR shareholder proposals to lower super-majority vote requirements for mergers and other business combinations.
  2. VOTE against management proposals to require a super-majority shareholders' vote to approve mergers and other significant business combinations.

F.Super-majority Shareholder Vote Requirements to Amend Charter orBylaws

  1. VOTE FOR shareholder proposals to lower super-majority vote requirements to amend any bylaw or charter provision.
  2. VOTE against management proposals to require a super-majority vote to amend any bylaw or charter provision.

G.Unequal Voting Rights

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals for dual class exchange offers and dual class recapitalizations.

H.Existing Dual Class Companies

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on shareholder proposals asking that a company report to shareholders on the financial impact of its dual class voting structure.
  2. VOTE FOR shareholder proposals asking that a company submit its dual class voting structure for shareholder ratification.

I.White Squire Placements

VOTE FOR shareholder proposals to require approval of all blank check preferred stock issues.

V MISCELLANEOUS CORPORATE GOVERNANCE PROVISIONS

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A.Abstention Votes

VOTE FOR shareholder proposals recommending that votes to "abstain" not be considered votes "cast" at an annual or special meeting, unless that consideration is required by state law.

B.Annual Meetings

  1. VOTE AGAINST management proposals asking for authority to vote at the meeting for "other matters".
  2. VOTE AGAINST shareholder proposals to rotate the time or place of annual meetings.

C.Confidential Voting and Independent Tabulation and Inspections

VOTE FOR proposals to adopt a policy that comprises both confidential voting and the use of independent vote tabulators of elections.

D.Equal Access

VOTE FOR shareholder proposals to allow significant company shareholders equal
access                                                  to management's proxy
material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and/or to nominate their own candidates to the board.

E.Bundled Proposals

Bundled or "conditioned" proxy proposals are normally voted in accordance with
Glass Lewis analysis and recommendation on each individual proposal.   (e.g.,
management proposals to provide shareholders a special dividend that are bundled with other charter or bylaw changes).

F.Shareholder Advisory Committee

  1. SHAREHOLDER proposals to establish shareholder advisory committees are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. Decisions on whether or not to join a shareholder advisory committee are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G.Disclosure Proposals

Shareholder proposals requesting fuller disclosure of company policies, plans or business practices are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H.Conflict of Interest

When facing conflicts between our interests and the interests of our clients,
Nicholas-Applegate will always act in the best interests of its clients.   In
proxy voting matters, conflicts of interest can arise in many ways. For example, a proxy issue could arise for one of our public clients that we also own in one or more client accounts. Or, a potential client battling a contentious shareholder proposal may ask for our vote in exchange for granting us an investment mandate. In these cases and other potential conflict scenarios, Nicholas-Applegate must exercise caution to ensure our clients' interests are not compromised.

We believe a reasonable process to screen for potential conflicts that could influence our proxy voting is as follows: identify any situation where we do not intend to vote in accordance with our normal policy on any issue; determine who is directing (portfolio manager, client, etc) us to vote contrary to our normal policy; review and analyze for potential conflict issues (e.g., may require PM to disclose any relationship with the issuer via a written questionnaire); Proxy Committee to review request to vote contrary to policy, and potential conflict if any, prior to voting, and will make final decision. Pursuant to the request of the Board of Trustees of the Nicholas-Applegate Institutional Funds, NACM will report to the Board any conflict of interest matter and how the Committee resolved it. The Proxy Committee will be responsible for implementing and following the above process, and has the flexibility to use its reasonable judgment in determining which steps are necessary under each set of circumstances.

VICAPITAL STRUCTURE
A.Common Stock Authorization

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  1. PROPOSALS to increase the number of shares of common stock the board is authorized to issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  2. PROPOSALS to increase the number of shares of common stock authorized for issue are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. VOTE IN accordance WITH GLASS LEWIS analysis and recommendation on proposed common share authorizations that increase existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

B.Stock Distributions:  Splits and Dividends

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares following the split is not greater than 100 percent of existing authorized shares.

C.Reverse Stock Splits

VOTE FOR management proposals to implement a reverse stock split that also reduces the number of authorized common shares.

D.Blank Check Preferred Stock

  1. VOTE AGAINST management proposals authorizing the creation of new classes of preferred stock which have unspecified rights including voting, conversion or dividend distribution rights.
  2. MANAGEMENT proposals to increase the number of authorized blank check preferred shares are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.
  3. VOTE FOR shareholder proposals asking that any placement of blank check preferred stock be first approved by shareholders, unless the placement is for ordinary business purposes.
  4. VOTE AGAINST proposals that create "blank check" preferred stock.

E.Adjustments to Par Value of Common Stock

VOTE FOR management proposals to reduce the par value of common stock.

F.Preemptive Rights

Proposals to provide shareholders with preemptive rights are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

G.Debt Restructuring

Proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

H.Share Repurchase Programs

VOTE FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

VIIEXECUTIVE COMPENSATION/EMPLOYEE CONSIDERATION
A.Incentive Plans

All proposals on incentive compensation plans (including option plans) for executives and directors are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The evaluation is based on the following criteria (and any other that may be deemed relevant by Glass Lewis or Nicholas-Applegate):

- Necessity
- Reasonableness Test
- Participation
- Dilution
- Shares Available


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- Exercise and Payment Terms
- Change-in-Control Provisions
- Types of Awards
- Company specific dilution cap calculated
- Present Value of all incentives, derivative awards, cash/bonus compensation
- Shareholder wealth transfer (dollar amount of shareholders' equity paid it's executives)
- Voting power dilution - Potential percent reduction in relative voting power
- Criteria for awarding grants
- The pace of grants
- The value of grants per employee compared with the company's peers
- Allowance for repricing of options
- Past granting patterns
- Process for determining pay levels

B.Shareholder Proposals to Limit Executive and Director Compensation

  1. GENERALLY, VOTE IN ACCORDANCE WITH GLASS LEWIS ANALYSIS and recommendation on shareholder proposals that seek additional disclosure of executive and director compensation information.
  2. All other shareholder proposals that seek to limit executive and director compensation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.Golden Parachutes

  1. VOTE FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.
  2. Proposals to ratify or cancel golden or tin parachutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.Employee Stock Ownership Plans (ESOP)

  1. VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals requesting shareholder approval to implement Employee Stock Ownership Plans, or increase authorized shares for existing Employee Stock Ownership Plans except when the number of shares allocated to the ESOP is excessive (i.e. greater than 5% of outstanding shares).
  2. Votes directly pertaining to the approval of an ESOP or a leveraged ESOP are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. Our evaluation is based on the following criteria (and any other that may be deemed relevant):

     - Reasonableness Test
     - Participation
     - Administration
     - Shares Available
     - Exercise and Payment Terms
     - Change-in-Control Provisions
     - Types of Awards
     - Dilution

E.401(k) Employee Benefit Plans

VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on proposals to implement a 401(k) savings plan for employees.

F.Discounted Options/Restricted Stock

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VOTE IN ACCORDANCE WITH GLASS LEWIS analysis and recommendation on discounted options and restricted stock without performance criteria (except restricted stock in U.S.-style stock option plans, which are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.)

G.Pension Fund Credits

VOTE FOR proposals that exclude pension fund credits from earnings when calculating executive compensation. In addition, vote against proposals that include pension fund credits in earnings when calculating executive compensation.

VIII STATE OF INCORPORATION
A.Re-Incorporation Proposals

Proposals to change a corporation's state of incorporation are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

B.State Takeover Statutes

Proposals to opt in or opt out of state takeover statutes are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.State Fair Price Provisions

Proposals to opt out of S.F.P's are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

D.Stakeholder Laws

Vote for proposals to opt out of stakeholder laws (allowing directors to weigh the interest of constituencies other than shareholders in the process of corporate decision making).

E.Disgorgement Provisions

Proposals to opt out of disgorgement provisions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

IXMERGERS AND CORPORATE RESTRUCTURINGS
A.Mergers and Acquisitions

Votes on mergers and acquisitions are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal. The voting decision depends on a number of factors, including:

- Anticipated financial and operating benefits
- Offer price (cost vs. premium)
- Prospects of the combined companies
- How the deal was negotiated
- Changes in corporate governance and their impact on shareholder rights
- Other pertinent factors discussed below.

B.Corporate Restructurings

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales, are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal.

C.Spin-Offs

Votes on spin-offs are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering

- The tax and regulatory advantages
- Planned use of the sale proceeds
- Market focus


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- Managerial incentives.

D.Asset Sales

Votes on asset sales are normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, considering

- The impact on the balance sheet/working capital
- The value received for the asset
- The potential elimination of diseconomies.

E.Liquidations

Votes on liquidations normally voted in accordance with Glass Lewis analysis and recommendation on each individual proposal, after reviewing

- Management's efforts to pursue other alternatives
- The appraisal value of the assets
- The compensation plan for executives managing the liquidation.

F.Rights of Appraisal

Vote for shareholder proposals to provide rights of appraisal to dissenting shareholders.

G.Changing Corporate Name

Vote for changing the corporate name.

X SOCIAL ISSUES PROPOSALS
A.Social Issues Proposals

Vote in accordance with Glass Lewis analysis and recommendation on each individual proposal, which is based on expected effect on shareholder value, and then voted accordingly.

XIPROXIES NOT VOTED
A.Shares Out on Loan

Proxies are not available to be voted when shares are out on loan through client securities lending programs with their custodians.

B.Share-Blocking

Proxies are not voted for countries with "share-blocking", generally, voting would restrict ability to sell shares. A list of countries with "share-blocking" is available upon request.

C.Other

There may be circumstances, such as costs or other factors, where Nicholas-Applegate would in its reasonable discretion refrain from voting proxy shares.


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                            OPPENHEIMER CAPITAL LLC
                       PROXY VOTING POLICY AND PROCEDURES

                                 GENERAL POLICY

Rule 206(4)-6 under the Investment Advisers Act of 1940 requires an investment adviser that exercises voting authority over client proxies to adopt and implement policies and procedures that are reasonably designed to ensure that the investment adviser votes client and fund securities in the best interests of clients and fund investors and addresses how conflicts of interest are handled. Oppenheimer Capital LLC (the "Company") typically votes proxies as part of its discretionary authority to manage accounts, unless the client has explicitly reserved the authority for itself. When voting proxies, the Company's primary objective is to make voting decisions solely in the best economic interests of its clients. The Company will act in a manner which is intended to enhance the economic value of the underlying portfolio securities held in its clients' accounts.

This policy sets forth the general standards for proxy voting whereby the Company has authority to vote its clients' proxies with respect to portfolio securities held in the accounts of its clients for whom it provides discretionary investment management services. Under the rule, an investment adviser can have implicit or explicit proxy voting authority, and an adviser must vote proxies even if the advisory contract is silent on this question where its authority is implied by the overall delegation of discretionary authority. In some situations, the client may prefer to retain proxy voting authority or direct proxy voting authority to a third party. The Company is only relieved of the duty to vote proxies in such cases when the client investment advisory agreement or another operative document clearly reserves or assigns proxy voting authority to the client or to a third party.

I.    PROXY VOTING GUIDELINES

      A. Proxy Guidelines. The Company has adopted written Proxy Voting Guidelines (the "Proxy Guidelines") that are reasonably designed to ensure that the firm is voting in the best interest of its clients and fund investors (See Appendix No. 1). The Proxy Guidelines reflect the Company's general voting positions on specific corporate governance issues and corporate actions. The Proxy Guidelines address routine as well as significant matters commonly encountered. However, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations (and described below) will be followed.

      B. Client Instructions to Vote in a Particular Manner. Upon receipt of a client's written request, the Company may also vote proxies for that client's account in a particular manner that may differ from the Proxy Guidelines. The Company shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

      C. Cost-Benefit Analysis Involving Voting Proxies. The Company may review additional criteria associated with voting proxies and evaluate the expected benefit to its clients when making an overall determination on how or whether to vote a proxy. Given the outcome of the cost-benefit analysis, the Company may refrain from voting a proxy on behalf of its clients' accounts.

In addition, the Company may refrain from voting a proxy on behalf of its clients' accounts due to de-minimis holdings, immaterial impact on the portfolio, items relating to foreign issues (such as those described below), timing issues related to the opening/closing of accounts and contractual arrangements with clients and/or their authorized delegate. For example, the Company may refrain from voting a proxy of a foreign issue due to logistical considerations that may have a detrimental effect on the Company's ability to vote the proxy. These issues may include, but are not limited to: (i) proxy statements and ballots being written in a foreign language, (ii) untimely notice of a shareholder meeting, (iii) requirements to vote proxies in person, (iv) restrictions on foreigner's ability to exercise votes, (v) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or (vi) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.


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      D. Share Blocking and Shares Out on Loan. The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.

      E. Case-by-Case Proxy Determinations. With respect to a proxy ballot that requires a case-by-case voting determination where the Company has not instructed the Proxy Provider (as defined below) how to vote the proxy prior to the proxy voting deadline, the Company has directed the Proxy Provider to vote with management of the issuer.

II.   OUTSOURCING THE PROXY VOTING PROCESS

      The Company has retained an independent third party service provider (the "Proxy Provider") to assist in the proxy voting process by implementing the votes in accordance with the Proxy Guidelines as well as assisting in the administrative process. The services provided offer a variety of proxy-related services to assist the Company's handling of proxy voting responsibilities.

III.  PROXY COMMITTEE

      The Company has also established a Proxy Committee that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in accordance with these Proxy Voting Policy and Procedures. The Proxy Committee meets at a minimum on a semi-annual basis and when necessary to address potential conflicts of interest. The Company may have conflicts of interest that could potentially affect how it votes its clients' proxies. For example, the Company may manage a pension plan whose management is sponsoring a proxy proposal relating to a security held in another client's account. In order to ensure that all material conflicts of interest are addressed appropriately while carrying out the Company's obligation to vote proxies, the Proxy Committee is responsible for developing a process to identify proxy voting issues that may raise conflicts of interest between the Company and its clients and to resolve such issues.

    The Proxy Committee will also perform the following duties:
     1.Approve and monitor the outsourcing of voting obligations to the Proxy
       Provider;
     2.Develop a process for resolution of voting issues that require a case-by-case analysis (either because the Proxy Guidelines require a case-by-case analysis or the Proxy Guidelines do not specify a vote for a particular proxy issue) or involve a potential conflict of interest (in consultation with the relevant portfolio manager and/or analyst when appropriate), monitor such process and ensure that the resolutions of such issues are properly documented;
     3.Monitor proxy voting (or the failure to vote) based on the Company's instructions or recommendations to (i) abstain from a vote, (ii) vote contrary to its Proxy Guidelines or (iii) take voting action based on the Company's interpretation of a Proxy Guideline, and ensure that the reasons for such actions are properly documented;
     4.Oversee the maintenance of records regarding proxy voting decisions in accordance with the standards set forth by this policy and applicable law; and
     5.Review, at least annually, all applicable processes and procedures, voting practices, the adequacy of records and the use of third party services and update or revise as necessary.

IV.   PROXY VOTING - CONFLICTS OF INTEREST

      The Proxy Committee has determined that if a particular proxy vote is specified by the Proxy Guidelines and the Company, in fact, votes in accordance with the Proxy Guidelines, a potential conflict of interest does not arise. In all other cases, proxy proposals will be reviewed for potential conflicts of interest and will be monitored to ensure the sufficiency of documentation supporting the reasons for such proxy vote. If a potential conflict of interest is identified, the Proxy Committee will review the voting decision to ensure that the voting decision has not been affected by the potential conflict.

V.    INVESTMENT MANAGEMENT PERSONNEL RESPONSIBILITIES

      The Company has assigned responsibility to its Chief Investment Officers for the review of the Proxy Guidelines on an annual basis to ensure that the guidelines are consistent with the Company's position on various corporate



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The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 governance issues and corporate actions and to make any amendments as necessary. All amendments to the Proxy Guidelines will be communicated promptly to the Proxy Provider by the Company.

      In addition, the following types of "case-by-case" proxy proposals are required to be reviewed by the appropriate portfolio manager and/or analyst (subject to the conflicts of interests procedures established by the Proxy Committee):
     1.Proxy proposals which are specified as case-by-case according to the
       Proxy Guidelines;
     2.Proxy proposals which are not currently covered by the Proxy Guidelines and are referred back to the Company as case-by-case;
     3.Bundled proxy proposals which require a single vote and are referred back to the Company as case-by-case; and
     4.Proxy proposals where the Proxy Provider does not have sufficient information to evaluate the proposal and are referred back to the Company as case-by-case.

VI.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES

      The Company shall provide clients with a copy of the Proxy Voting Policy and Procedures upon request. In addition, a summary of this policy is disclosed in Part II of the Company's Form ADV which is provided to clients at or prior to entering into an investment advisory agreement with a client and is also offered to existing clients on an annual basis.

VII.  PROVIDING CLIENTS ACCESS TO VOTING RECORDS

      Generally, clients of the Company have the right, and shall be afforded the opportunity, to have access to records of voting actions taken with respect to securities held in their respective accounts. Proxy voting reports for clients who request such voting records are typically prepared by the Proxy Provider on a quarterly basis and sent to the client by the Company's applicable client service representative. Shareholders and unit-holders of commingled funds managed by the Company shall have access to voting records pursuant to the governing documents of the commingled fund.

      Proxy voting actions are confidential and may not be disclosed to third parties except as may be required by law, requested by regulators or authorized by the applicable client.

VIII. MAINTENANCE OF PROXY VOTING RECORDS

      Rule 204-2 under the Investment Advisers Act of 1940 requires investment advisers that vote client proxies to maintain specified records with respect to those clients. The Company must maintain the following records relating to proxy voting:
     1.Copies of the Company's Proxy Voting Policies, Procedures and Guidelines; 2.Copies or records of each proxy statement received with respect to clients' securities for whom the Company exercises voting authority;
     3.A record of each vote cast on behalf of a client;
     4.A copy of any document created by the Company that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and
     5.A copy of each written client request for information on how the Company voted proxies on behalf of the client, and a copy of any written response by the Company to any client request for information (either written or oral) on how the Company voted proxies on behalf of the requesting client.

Records are to be kept for a period of at least six years following the date that the vote was cast. The Company may maintain the records electronically. The Company may also satisfy the second and third requirement by relying on the Proxy Provider to maintain the required records on the Company's behalf. As such, the Proxy Provider must provide a copy of the records promptly upon request.


12-18-06

                                 APPENDIX NO. 1
                            Oppenheimer Capital LLC
                            Proxy Voting Guidelines

TABLE OF CONTENTS
PROPOSAL
NO.    DESCRIPTION
PAGE #
MANAGEMENT PROPOSALS

OPERATIONAL                    ITEMS                    -                   U.S.
PROPOSALS.....................................................................14

101.   Adjourn Meeting
102.   Approve Technical Amendments
103.   Approve Name Change
104.   Approve Other Business



OPERATIONAL                   ITEMS                  -                  NON-U.S.
PROPOSALS.....................................................................14

101N.  Amend Articles-Technical
102N.  Amend Articles to Reflect Regulatory Changes
103N.  Approve Amendments to Articles of Association
104N.  Change Company Name
105N.  Amend Meeting Procedures/Change Date
106N.  Amend Company Purpose
107N.  Change Fiscal Year
108N.  Consider Other Business
109N.  Receive Statutory Reports
110N.  Authorize Legal Formalities
111N.  Approve Meeting Formalities
112N.  Question

BOARD OF DIRECTORS - U.S. PROPOSALS...........................................15

201.   Elect Directors

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202.   Elect Contested Nominee
203.   Elect Subsidiary Director(s)
204.   Election of Trustee - Fund/Trust/Debtholders
205.   Approve Board Size
206.   Board Authority to Set Board Size
207.   Approve Classified Board
208.   Amend Classified Board
209.   Repeal Classified Board
210.   Adopt Cumulative Voting
211.   Eliminate Cumulative Voting
212.   Adopt Director Liability Provision
213.   Amend Director Liability Provision
214.   Adopt Indemnification Provision
215.   Amend Indemnification Provision
216.   Shareholder Approval to Fill Vacancies
217. Removal of Directors

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)

PROPOSAL

NO.    DESCRIPTION
PAGE #

MANAGEMENT PROPOSALS



BOARD              OF              DIRECTORS              -             NON-U.S.
PROPOSALS.....................................................................17

201N.  Election of Directors by Slate
202N. Appoint Board Advisors/Deputy Directors/Alternate Directors 203N. Ratify Executive Board Appointments
204N.  Elect Directors-Canada
205N.  Elect Directors-UK and Ireland
206N.  Elect Directors-Japan
207N.  Elect Directors-Other Markets
208N.  Election of Trustee - Fund/Trust/Debtholders
209N.  Elect Shareholder Representatives
210N.  Set Board/Supervisory Board Size Limits
211N.  Amend Board/Supervisory Board Size

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212N.  Amend Board Structure
213N.  Indemnify Directors/Officers
214N.  Amend Terms of Indemnification
215N.  Elect Board Committee
216N.  Amend Board Election Rules
217N.  Establish Board Committees
218N.  Appoint Board Commission
219N.  Appoint Officer(s) from Board
220N.  Approve Minimum Stock Ownership by Directors
221N.  End Minimum Stock Ownership by Directors
222N.  Reduce Board Term to One Year
223N.  Preserve/Restore Supermajority to Oust Directors
224N.  Amend Board Powers/Procedures/Qualifications
225N.  Ratify Board Acts-Symbolic
226N.  Ratify Board Acts-Legal



AUDITOR/FINANCIAL           STATEMENT           RELATED          -          U.S.
PROPOSALS.....................................................................20

301.   Ratify Selection of Auditors
302.   Approve Financial Statements



AUDITOR/FINANCIAL          STATEMENT          RELATED         -         NON-U.S.
PROPOSALS.....................................................................20

301N.  Appoint Auditors and Set Their Fees
302N.  Set Auditors' Fees
303N.  Appoint Outside Auditors
304N.  Appoint Secondary Outside Auditor
305N.  Appoint Substitute/Back-up Auditor
306N.  Elect Supervisory Board/Corporate Assembly
307N.  Elect Statutory Auditors
308N.  Elect Alternate Statutory Auditors
309N.  Appoint Appraiser/Special Auditor/Liquidator
310N.  Set Number of Auditors
311N.  Set Number of Statutory Auditors
312N.  Approve Maximum Statutory Auditors' Fee
313N.  Approve Bonuses for Retiring Statutory Auditors

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PROPOSAL

NO.    DESCRIPTION
PAGE #

MANAGEMENT PROPOSALS

AUDITOR/FINANCIAL      STATEMENT      RELATED      -     NON-U.S.      PROPOSALS
(CONTINUED)...................................................................21

314N.  Ending Statutory Auditor Retirement Bonuses
315N.  Amend Statutory Auditor Term
316N.  Ratify Acts of Auditors
317N.  Ratify Statutory Auditor Acts-Symbolic
318N.  Ratify Statutory Auditor Acts-Legal
319N.  Approve Financial Statements
320N.  Approve Book Entry System
321N.  Extend Consolidated Taxation Status
322N.  Approve Related Party Transactions



EXECUTIVE         AND         DIRECTOR         COMPENSATION        -        U.S.
PROPOSALS.....................................................................22

401.   Adopt Stock Incentive Plan
402.   Amend Stock Incentive Plan
403.   Add Shares to Stock Incentive Plan
404.   Extend Term of Stock Incentive Plan
405.   Limit Per-Employee Awards
406.   Adopt Director Stock Incentive Plan
407.   Amend Director Stock Incentive Plan
408.   Add Shares to Director Stock Incentive Plan
409.   Adopt Employee Stock Purchase Plan
410.   Amend Employee Stock Purchase Plan
411.   Add Shares to Employee Stock Purchase Plan
412.   Adopt Stock Award Plan
413.   Amend Stock Award Plan
414.   Add Shares to Stock Award Plan
415.   Approve Option/Stock Awards
416.   Adopt Director Stock Award Plan
417.   Amend Director Stock Award Plan
418.   Add Shares to Director Stock Award Plans

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419.   Exchange Underwater Options
420.   Approve Annual Bonus Plan
421.   Amend Annual Bonus Plan
422.   Approve Long-Term Bonus Plan
423.   Amend Long-Term Bonus Plan
424.   Re-approve Option/Bonus Plan for OBRA
425.   Approve Savings Plan
426.   Adopt Deferred Compensation Plan
427.   Amend Deferred Compensation Plan
428.   Approve Employment Agreements



EXECUTIVE        AND        DIRECTOR        COMPENSATION        -       NON-U.S.
PROPOSALS.....................................................................26

401N.  Approve Stock Option Plan
402N.  Amend Stock Option Plan
403N.  Approve Stock Option Plan for Subsidiary
404N.  Approve Director Participation in Stock Plan

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)


PROPOSAL
NO.    DESCRIPTION
PAGE #

MANAGEMENT PROPOSALS

EXECUTIVE     AND     DIRECTOR     COMPENSATION     -     NON-U.S.     PROPOSALS
(CONTINUED)...................................................................27

405N.  Approve Outside Directors Stock Option Plan
406N.  Amend Outside Directors Stock Option Plan
407N.  Approve Stock Purchase Plan/SAYE/AESOP
408N.  Amend Stock Purchase Plan/SAYE/AESOP
409N.  Approve Option/Purchase Plan-Overseas Employees
410N.  Approve Stock Option Grant
411N.  Approve Stock Award
412N.  Approve Multiple Stock Option Grants
413N.  Approve Restricted Stock Grants (Japan Only)
414N.  Approve Executive Profit Sharing/Bonus Plan
415N.  Amend Executive Profit Sharing/Bonus Plan


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416N.  Approve Bonus
417N.  Approve Bonuses for Retiring Directors
418N.  Ending Director Retirement Bonuses
419N.  Eliminate Board Retirement Bonus System
420N.  Ratify Director Retirement
421N.  Approve Remuneration Policy
422N.  Approve Loans to Directors/Employees
423N.  Establish Employee Share Trust
424N.  Issue Bonds with Warrants to Employees
425N.  Issue Warrants in Excess of Individual Limits
426N.  Approve Directors' Fees
427N.  Approve Supervisory Board/Corporate Assembly Fees
428N.  Approve Board Commission Fees
429N.  Approve Committee Fees
430N.  Approve Committee Budget
431N.  Approve Shareholder Representative Fees
432N.  Approve Director Contract



CAPITAL                    STRUCTURE                    -                   U.S.
PROPOSALS.....................................................................30

501.   Increase Authorized Common Stock
502.   Decrease Authorized Common Stock
503.   Amend Authorized Common Stock
504.   Approve Common Stock Issuance
505.   Approve Warrants Exercisable for Common Stock
506.   Authorize Dual Class Common Stock
507.   Increase Authorized Dual Class Common Stock
508.   Eliminate Dual Class Common Stock
509.   Amend Dual Class Common Stock
510.   Eliminate Preemptive Rights
511.   Restore Preemptive Rights
512.   Authorize Preferred Stock
513.   Increase Authorized Preferred Stock
514.   Decrease Authorized Preferred Stock
515.   Amend Authorized Preferred Stock

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PROPOSAL

NO.    DESCRIPTION
PAGE #



MANAGEMENT PROPOSALS



CAPITAL             STRUCTURE             -            U.S.            PROPOSALS
(CONTINUED)...................................................................31

516.   Cancel Series of Preferred Stock
517.   Approve Issuance/Conversion of Preferred Stock
518.   Approve Recapitalization
519.   Approve Stock Split
520.   Approve Reverse Stock Split
521.   Approve Share Repurchase



CAPITAL                   STRUCTURE                  -                  NON-U.S.
PROPOSALS.....................................................................31

501N.  Cancel Series of Preferred Stock
502N.  Approve Issuance/Conversion of Preferred Stock
503N.  Approve Recapitalization
504N.  Approve Stock Split
505N.  Approve Reverse Stock Split
506N.  Approve Share Repurchase
507N.  Authorize New Stock Class
508N.  Reauthorize Share Issue Limit
509N.  Authorize Issuance of Differential Voting Stock
510N.  Amend Share Class Rights
511N.  Issue Stock with Preemptive Rights
512N.  Issue Stock without Preemptive Rights
513N.  Issue Stock with Warrants
514N.  Issue Bonds with Warrants
515N.  Issue Warrants with Preemptive Rights
516N.  Issue Warrants without Preemptive Rights
517N.  Authorize Creation of Preferred Stock
518N.  Approve Issue of Preferred Stock
519N.  Increase Authorized Preferred Stock
520N.  Amend Authorized Preferred Stock
521N.  Issue Debt Instruments


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522N.  Issue Convertible Debt Instruments
523N.  Amend Terms of Debt Instruments
524N.  Approve Borrowing
525N.  Approve Borrowing Powers
526N.  Convert One Form of Stock to Another
527N.  Approve Stock Split
528N.  Approve Reverse Stock Split
529N.  Reduce Authorized Capital when Shares Repurchased
530N.  Authorize Share Repurchase
531N.  Waive Approval of Share Repurchase
532N.  Re-issuance of Shares/Treasury Stock
533N.  Set Price of Reissued Treasury Stock
534N.  Amend Articles to Reflect Capital Increase/Decrease
535N.  Amend Articles Regarding Issuance of Capital
536N.  Amend Articles to Authorize Share Repurchase
537N.  Amend Articles Regarding Treasury Shares

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)



PROPOSAL

NO.    DESCRIPTION
PAGE #



MANAGEMENT PROPOSALS



CAPITAL            STRUCTURE           -           NON-U.S.            PROPOSALS
(CONTINUED)...................................................................35

538N.  Approve Use/Transfer of Reserves
539N.  Transfer Shareholder Equity Funds
540N.  Authorize Trade in Company Stock
541N.  Amend Tradable Lot Size
542N.  Restate/Adjust Capital for Inflation
543N.  Amend Reporting Currency
544N.  Reduce Share Premium Account
545N.  Allow Company to Give Guarantees
546N.  Add/Remove Exchange Listing(s)
547N.  Appoint Risk-Rating Agency
548N.  Authorize Nominal Capital Repayment


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549N.  Set Dividend/Allocate Profits
550N.  Allocate Dividend
551N.  Waive Shareholder Approval for Profit Allocation
552N.  Approve Scrip Dividend/Dividend Reinvestment Plan
553N.  Approve Special Dividend/Bonus Share Issue
554N.  Amend Dividend Distribution Rules
555N.  Approve Interim Dividend



MERGERS        AND        CORPORATE         RESTRUCTURINGS         -        U.S.
PROPOSALS.....................................................................37

601.   Approve Merger/Acquisition
602.   Approve Restructuring
603.   Approve Bankruptcy Restructuring
604.   Approve Liquidation
605.   Ratify Liquidator's Fees
606.   Approve Leveraged Buyout
607.   Approve Spin-Off
608.   Approve Sale of Assets


MERGERS        AND        CORPORATE        RESTRUCTURINGS       -       NON-U.S.
PROPOSALS.....................................................................38

601N.  Approve Merger/Acquisition
602N.  Approve Joint Venture/Strategic Alliance
603N.  Approve Restructuring/Recapitalization
604N.  Dissolve Company/Approve Liquidation
605N.  Approve Divestiture/Spin-Off
606N.  Approve Intra-Company Contracts
607N.  Extend Investment Trust
608N.  Dissolve Investment Trust
609N.  Create Parent Holding Company



ANTI-TAKEOVER       DEFENSES/VOTING       RELATED      ISSUES       -       U.S.
PROPOSALS.....................................................................38

701.   Adopt Advance Notice Requirement
702.   Approve Non-Technical Charter Amendments
703.   Approve Non-Technical Bylaw Amendments
704.   Adopt Poison Pill

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PROPOSAL

NO.    DESCRIPTION
PAGE #



MANAGEMENT PROPOSALS



ANTI-TAKEOVER    DEFENSES/VOTING    RELATED    ISSUES     -    U.S.    PROPOSALS
(CONTINUED)...................................................................39

705.   Redeem Poison Pill
706.   Eliminate Written Consent
707.   Limit Written Consent
708.   Restore Written Consent
709.   Eliminate Special Meeting
710.   Limit Special Meeting
711.   Restore Special Meeting
712.   Adopt Supermajority Requirement for Business Transactions
713.   Amend Supermajority Requirement for Business Transactions
714.   Eliminate Supermajority Requirement for Business Transactions
715.   Adopt Supermajority Lock-in
716.   Amend Supermajority Lock-in
717.   Eliminate Supermajority Lock-in
718.   Consider Non-Financial Effects of Merger



ANTI-TAKEOVER      DEFENSES/VOTING      RELATED      ISSUES      -      NON-U.S.
PROPOSALS.....................................................................40

701N.  Adopt Poison-Pill-Style Defense
702N.  Amend Poison-Pill-Style Defense
703N.  Limit Voting Rights
704N.  Amend Voting Rights Limit
705N.  End Voting Rights Limit
706N.  Require Voting Supermajority
707N.  Amend Supermajority Requirement
708N.  End Voting Supermajority
709N.  Approve Share Transfer/Registration
710N.  End Share Transfer/Registration
711N.  Registration of Shares
712N.  End Foreign Investor Restrictions
713N.  Amend Foreign Investor Restrictions


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714N.  Amend Shareholder Disclosure Rules
715N.  Waive Mandatory Takeover Requirement
716N.  Require Approval for Partial Takeover Bids
717N.  Authorize Voting Record Date Changes (Japan Only)



STATE              OF              INCORPORATION              -             U.S.
PROPOSALS.....................................................................42

801.   Adopt Fair Price Provision
802.   Amend Fair Price Provision
803.   Repeal Fair Price Provision
804.   Adopt Anti-Greenmail Provision
805.   Approve Reincorporation
806.   Opt Out of State Takeover Law
807.   Opt Into State Takeover Law

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)

PROPOSAL

NO.    DESCRIPTION
PAGE #

MANAGEMENT PROPOSALS

STATE             OF             INCORPORATION             -            NON-U.S.
PROPOSALS.....................................................................43

801N.  Approve Reincorporation
802N.  Relocate Corporate Headquarters



CORPORATE                RESPONSIBILITY                -                NON-U.S.
PROPOSALS.....................................................................43

901N.  Authorize Charitable Donations
902N.  Approve Political Donation

OTHER                                   -                                   U.S.
PROPOSALS.....................................................................43

1001.  Miscellaneous Proposals

OTHER                                 -                                 NON-U.S.
PROPOSALS.....................................................................43

1001N.   Approve Electronic Share Trading
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1002N.   Approve Property Purchase
1003N.   Approve Property Sale
1004N.   Ratify Management Acts-Symbolic
1005N.   Ratify Management Acts-Legal
1006N.   Adopt Corporate Governance Standards
1007N.   Miscellaneous Proposals


SHARES OUT ON LOAN - U.S.
PROPOSALS.....................................................................44

1100.  Shares Out on Loan

SHARE BLOCKING AND SHARE OUT ON LOAN - NON-U.S.
PROPOSALS.....................................................................44

1100N.   Share Blocking and Shares Out on Loan

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PROPOSAL

NO.    DESCRIPTION
PAGE #

SHAREHOLDER PROPOSALS

OPERATIONAL                    ITEMS                    -                   U.S.
PROPOSALS.....................................................................45

SP-101.  Change Annual Meeting Location
SP-102.  Change Annual Meeting Date
SP-103.  Improve Meeting Reports



BOARD               OF               DIRECTORS               -              U.S.
PROPOSALS.....................................................................45

SP-201.  Majority Vote to Elect Directors
SP-202.  Director Tenure/Retirement Age
SP-203.  Repeal Classified Board
SP-204.  Double Board Nominees
SP-205.  Adopt Cumulative Voting
SP-206.  Director Liability
SP-207.  Independent Board Chairman
SP-208.  Lead Director
SP-209.  Allow Union/Employee Representatives on Board
SP-210.  Increase Board Independence
SP-211.  Create Nominating Committee
SP-212.  Increase Nominating Committee Independence
SP-213.  Create Shareholder Committee
SP-214.  Create Compensation Committee
SP-215.  Hire Independent Compensation Consultant
SP-216.  Increase Compensation Committee Independence
SP-217.  Increase Key Committee Independence
SP-218.  Minimum Stock Ownership by Directors
SP-219.  Directors' Role in Corporate Strategy
SP-220.  Require Nominee Statement in Proxy



BOARD              OF              DIRECTORS              -             NON-U.S.
PROPOSALS.....................................................................47


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SP-201N.Elect Dissident Directors
SP-202N.Elect Dissident Supervisory Board
SP-203N.Set Age Limit on Directors
SP-204N.Oust Director(s)
SP-205N.Establish Key Board Committees
SP-206N.Amend Board Procedures
SP-207N.Limit Number of Boards



AUDITOR/FINANCIAL           STATEMENT           RELATED          -          U.S.
PROPOSALS.....................................................................48

SP-301.  Shareholder Approval of Auditors
SP-302.  Limit Non-Audit Fees
SP-303.  Increase Audit Committee Independence
SP-304.  Auditor Attendance
SP-305.  Rotate Auditors



EXECUTIVE         AND         DIRECTOR         COMPENSATION        -        U.S.
PROPOSALS.....................................................................48

SP-401.  Restrict/Reform Executive Compensation
SP-402.  Approve Executive Compensation

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)



PROPOSAL

NO.    DESCRIPTION
PAGE #



SHAREHOLDER PROPOSALS



EXECUTIVE      AND      DIRECTOR      COMPENSATION      -     U.S.     PROPOSALS
(CONTINUED)...................................................................48

SP-403.  Disclose Executive Compensation
SP-404.  Cap Executive Pay
SP-405.  Require Equity Awards to be Held
SP-406.  Restrict Director Compensation
SP-407.  Pay Directors in Stock
SP-408.  Restrict Director Pensions
SP-409.  No Re-pricing of Underwater Options
SP-410.  Award Performance-Based Options
SP-411.  Golden Parachutes


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SP-412.  Add Performance Criteria to Equity-Based Awards
SP-413.  Expense Stock Options
SP-414.  Pension Fund Surplus
SP-415.  Approve and/or Disclose SERPs



EXECUTIVE        AND        DIRECTOR        COMPENSATION        -       NON-U.S.
PROPOSALS..........50

SP-401N.Oppose/Change Executive Pay

CAPITAL                    STRUCTURE                    -                   U.S.
PROPOSALS.....................50

SP-501.  Restore Preemptive Rights

CAPITAL                   STRUCTURE                  -                  NON-U.S.
PROPOSALS..................50

SP-501N.Restrict Capital Increases
SP-502N.Restore Preemptive Rights
SP-503N.Remove Multiple-Voting Rights
SP-504N.Increase Dividend
SP-505N.Redistribute Profits



MERGERS        AND        CORPORATE        RESTRUCTURINGS         -         U.S.
PROPOSALS...........50

SP-601.  Study Sale or Spin-Off


MERGERS        AND        CORPORATE        RESTRUCTURINGS       -       NON-U.S.
PROPOSALS...........50

SP-601N.Oppose Merger/Acquisition
SP-602N.Restructure Investments
SP-603N.Liquidate Company



ANTI-TAKEOVER       DEFENSES/VOTING       RELATED      ISSUES       -       U.S.
PROPOSALS................................51

SP-701.  Redeem or Vote on Poison Pill
SP-702.  Right to Act by Written Consent
SP-703.  Restore Right to Call Special Meeting
SP-704.  Eliminate Supermajority Provision
SP-705.  Reduce Supermajority Provision
SP-706.  Prohibit Targeted Share Placement
SP-707.  Counting Shareholder Vote

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)



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PROPOSAL

NO.    DESCRIPTION
PAGE #



SHAREHOLDER PROPOSALS



ANTI-TAKEOVER    DEFENSES/VOTING    RELATED    ISSUES     -    U.S.    PROPOSALS
(CONTINUED)....51

SP-708.  No Discretionary Voting
SP-709.  Adopt Confidential Voting
SP-710.  Equal Access to the Proxy



ANTI-TAKEOVER      DEFENSES/VOTING      RELATED      ISSUES      -      NON-U.S.
PROPOSALS........52

SP-701N.End Bars on Foreign Investors
SP-702N.End Voting Rights Limitation
SP-703N.Facilitate Shareholder Proposals
SP-704N.Approve Confidential Voting

STATE              OF              INCORPORATION              -             U.S.
PROPOSALS...................52

SP-801.  Repeal Fair Price Provision
SP-802.  Adopt Anti-Greenmail Provision
SP-803.  Reincorporation
SP-804.  Opt Out of State Takeover Statute


CORPORATE                  RESPONSIBILITY                 -                 U.S.
PROPOSALS.................53

SP-901.  Review or Promote Animal Welfare
SP-902.  Review Drug Pricing or Distribution
SP-903.  Review Response to or Impact of Pandemics
SP-904.  Review Tobacco Marketing
SP-905.  Sever Links with Tobacco Industry
SP-906.  Review or Reduce Tobacco Harm to Health
SP-907.  Review Nuclear Facility/Waste
SP-908.  Review Energy Efficiency & Renewables
SP-909.  Endorse Ceres Principles
SP-910.  Control Generation of Pollutants
SP-911.  Report on Environmental Impact or Plans
SP-912.  Review Social Impact of Financial Ventures

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SP-913.  Report or Take Action on Climate Change
SP-914.  Review/Reduce Product Toxicity
SP-915.  Review/Reduce Toxicity of Product Formulation
SP-916.  Review or Curb Bioengineering
SP-917.  Preserve/Report on Natural Habitat
SP-918.  Report on Sustainability
SP-919.  Review Charitable Giving Policy
SP-920.  Limit or End Charitable Giving
SP-921.  Review Political Spending or Lobbying
SP-922.  Limit or End Political Spending
SP-923.  Disclose Prior Government Service
SP-924.  Affirm Political Nonpartisanship
SP-925.  Link Executive Pay to Social Criteria
SP-926.  Develop/Report on Human Rights Policy
SP-927.  Review/Develop Ethics Policy
SP-928.  Review Operations' Impact on Local Groups

PROXY VOTING GUIDELINES - TABLE OF CONTENTS (CONTINUED)

PROPOSAL

NO.    DESCRIPTION
PAGE #

SHAREHOLDER PROPOSALS

CORPORATE           RESPONSIBILITY           -          U.S.           PROPOSALS
(CONTINUED).............56

SP-929.  Burma-Limit or End Operations
SP-930.  Burma-Review Operations
SP-931.  China-No Use of Forced Labor
SP-932.  China-Adopt Code of Conduct
SP-933.  Review Mexican Work Force Conditions
SP-934.  Adopt Standards for Mexican Operation
SP-935.  Review or Implement MacBride Principles
SP-936.  Urge MacBride on Contractor/Franchisee
SP-937.  Review Global Labor Practices
SP-938.  Review Developing Country Debt
SP-939.  Review Military Contracting Criteria

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SP-940.  Review Economic Conversion
SP-941.  Review Space Weapons
SP-942.  Review Foreign Military Sales
SP-943.  Limit or End Nuclear Weapons Production
SP-944.  Review Nuclear Weapons Production
SP-945.  Review Fair Lending Policy
SP-946.  Review Job Cuts or Relocations
SP-947.  Report on EEO
SP-948.  Board Inclusiveness
SP-949.  Drop Sexual Orientation from EEO Policy
SP-950.  Adopt Sexual Orientation Anti-Bias Policy
SP-951.  Monitor/Adopt ILO Provisions
SP-952.  Miscellaneous Corporate Responsibility Proposals

CORPORATE                RESPONSIBILITY                -                NON-U.S.
PROPOSALS.................58

SP-901N.Review Nuclear Facility/Waste
SP-902N.Review Energy Efficiency & Renewables
SP-903N.Control Generation of Pollutants
SP-904N.Report on Environmental Impact or Plans
SP-905N.Report or Take Action on Climate Change
SP-906N.Preserve/Report on Natural Habitat
SP-907N.Review Charitable Giving Policy
SP-908N.Review Political Spending or Lobbying
SP-909N.Limit or End Political Spending
SP-910N.Develop/Report on Human Rights Policy
SP-911N.Commit to Increase Representation of Women
SP-912N.Monitor/Adopt ILO Provisions
SP-913N.Miscellaneous Corporate Responsibility Proposals

OTHER                                   -                                   U.S.
PROPOSALS..........................59

SP-1001.Miscellaneous Proposals

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PROPOSAL

NO.    DESCRIPTION
PAGE #

SHAREHOLDER PROPOSALS

OTHER                                 -                                 NON-U.S.
PROPOSALS.......................59

SP-1001N.Improve Disclosure
SP-1002N.Miscellaneous Proposals

SHARES            OUT            ON            LOAN            -            U.S.
PROPOSALS.....................................................................60

SP-1100.Shares Out on Loan

SHARE      BLOCKING      AND      SHARES      OUT     ON     LOAN     -     U.S.
PROPOSALS.....................................................................60

SP-1100N.Share Blocking and Shares out on Loan
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GUIDELINES FOR VOTING ON MANAGEMENT PROPOSALS

The Company will generally vote on management proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.

OPERATIONAL ITEMS - U.S. PROPOSALS

101. ADJOURN MEETING: The Company will vote for management proposals to adjourn meetings.

102. APPROVE TECHNICAL AMENDMENTS: The Company will vote for management proposals to approve technical amendments. For this proposal, amendments may include restatements to omit spelling or grammatical errors, to change the company's business purpose, or other similar technical changes. They do not include amendments that could affect shareholder rights or claims on the company or that could be deemed to be anti-takeover measures.

103. APPROVE  NAME  CHANGE:   The Company will  vote  for  management  proposals
      regarding corporate name changes.

104. APPROVE OTHER BUSINESS: The Company will vote against management proposals to seek to approve other business.

OPERATIONAL ITEMS - NON-U.S. PROPOSALS

101N.AMEND ARTICLES-TECHNICAL:   The  Company will vote for management proposals
      to amend technical changes to the company's legal documents.

102N.AMEND ARTICLES TO REFLECT REGULATORY  CHANGES:   The  Company will vote for
      management proposals to amend its articles to reflect regulatory changes.

103N.APPROVE AMENDMENTS TO ARTICLES OF ASSOCIATION: The Company will evaluate management proposals to approve amendments to the articles of association on a case-by-case basis.

104N.CHANGE COMPANY  NAME:   The  Company  will vote for management proposals to
      change the company's name.

OPERATIONAL ITEMS - NON-U.S. PROPOSALS (CONTINUED)

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105N.AMEND MEETING PROCEDURES/CHANGE DATE: The Company will vote for management proposals to amend meeting procedures or change meeting dates.

106N.AMEND COMPANY PURPOSE: The Company will vote for management proposals to amend the description of what the company does.

107N.CHANGE  FISCAL  YEAR:   The Company will vote for management  proposals  to
      change the company's fiscal year.

108N.CONSIDER  OTHER  BUSINESS:    The  Company  will  vote  against  management
      proposals to consider other business.

109N.RECEIVE STATUTORY REPORTS: The Company will vote for management proposals to receive statutory reports.

110N.AUTHORIZE  LEGAL  FORMALITIES:   The   Company  will  vote  for  management
      proposals to authorize legal formalities to ensure that the meeting is properly summoned, conducted and concluded, and its decisions carried out.

111N.APPROVE   MEETING  FORMALITIES:   The  Company  will  vote  for  management
      proposals to approve meeting formalities.

112N.QUESTIONS:   The  Company will evaluate management proposals that allow for the use of Agenda items (may be labeled voting or nonvoting) indicating questions will be taken from the floor on a case-by-case basis.

BOARD OF DIRECTORS - U.S. PROPOSALS

201. ELECT DIRECTORS: The Company will vote for management proposals in connection with the routine election of directors unless certain independence issues exist. The Company will withhold votes from a nominee as follows:

        1. Withhold votes from any non-independent nominee (excluding the CEO) if employees or affiliated directors comprise more than 50% of the board;
        2. Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;
        3. Withhold votes from any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent;
        4. Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent; and
BOARD OF DIRECTORS - U.S. PROPOSALS (CONTINUED)

        5. Withhold votes from any nominee who attended less than 75% of the board and committee meetings that they were scheduled to attend during the previous fiscal year.

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202. ELECT CONTESTED NOMINEE: The Company will evaluate management proposals to elect contested nominees on a case-by-case basis.

203. ELECT  SUBSIDIARY  DIRECTOR(S):   The  Company  will  vote  for  management
      proposals to elect directors to a subsidiary corporation.

204. ELECTION OF TRUSTEE - FUND/TRUST/DEBTHOLDERS: The Company will vote for management proposals relating to the election of trustees.

205. APPROVE BOARD SIZE: The Company will vote for management proposals that seek to approve board size unless:

        1. The proposed maximum board size is greater than 12 directors; or
        2. The board will consist of less than 3 directors.

206. BOARD  AUTHORITY  TO  SET  BOARD  SIZE:   The  Company  will  vote  against
      management proposals which would give the board authority to set the size of the board without shareholder approval.

207. APPROVE CLASSIFIED BOARD: The Company will vote against management proposals to approve classified boards. Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.

208. AMEND CLASSIFIED BOARD: The Company will evaluate management proposals to amend classified boards on a case-by-case basis.

209. REPEAL CLASSIFIED BOARD: The Company will vote for management proposals to repeal classified boards.

210. ADOPT CUMULATIVE VOTING: The Company will vote against management proposals to adopt cumulative voting. Cumulative voting permits shareholders to apportion the total number of votes they are entitled to cast for one director among the candidates. The total number of votes is equal to the total number of directors to be elected at the meeting multiplied by the number of shares eligible to be voted.

211. ELIMINATE  CUMULATIVE  VOTING:    The  Company  will  vote  for  management
      proposals to eliminate cumulative voting.

BOARD OF DIRECTORS - U.S. PROPOSALS (CONTINUED)

212. ADOPT DIRECTOR LIABILITY PROVISION:   The  Company will vote for management
      proposals to adopt director liability provisions.

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213. AMEND DIRECTOR LIABILITY PROVISION: The Company will vote for management proposals to amend director liability provisions.

214. ADOPT  INDEMNIFICATION  PROVISION:   The  Company will vote for  management
      proposals to adopt indemnification provisions.

215. AMEND INDEMNIFICATION PROVISION: The Company will vote for management proposals to amend indemnification provisions.

216. SHAREHOLDER  APPROVAL  TO  FILL  VACANCIES:   The Company will vote against
      management proposals which allow the board to fill vacancies without shareholder approval.

217. REMOVAL OF DIRECTORS: The Company will evaluate management proposals to remove members from the board on a case-by-case basis.

BOARD OF DIRECTORS - NON-U.S. PROPOSALS

201N.ELECTION OF DIRECTORS BY SLATE: The Company will vote for management proposals to elect directors by slate.

202N.APPOINT BOARD ADVISORS/DEPUTY DIRECTORS/ALTERNATE DIRECTORS: The Company will vote for management proposals to select nominees to serve as advisers, deputy directors or alternate directors to the board.

203N.RATIFY EXECUTIVE BOARD APPOINTMENTS: The Company will vote for management proposals to ratify executive board appointments.

204N.ELECT DIRECTORS-CANADA:  The Company will vote for management  proposals in connection with the routine election of directors unless certain independence issues exist. The Company will withhold votes from a nominee as follows:

        1. Withhold votes from all nominees if employees or affiliated directors comprise more than 50% of the board;
        2. Withhold votes from any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;
        3. Withhold votes from any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent; and
BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)

        4. Withhold votes from any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent.

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205N.ELECT DIRECTORS-UK  AND  IRELAND:   The  Company  will  vote for management
      proposals in connection with the routine election of directors unless certain independence issues exist. The Company will vote against any non-independent nominee as follows:

        1. Vote against all nominees if employees or affiliated directors comprise more than 50% of the board;
        2. Vote against any employee nominee who serves on the audit committee;
        3. Vote against any employee who serves on the remuneration committee;
        4. Vote against any employee who serves on the nominating committee;
        5. Vote against any non-independent nominee who serves on the audit committee if 1% or more of the directors serving on the audit committee are not independent;
        6. Vote against any non-independent nominee who serves on the remuneration committee if 1% or more of directors serving on the remuneration committee are not independent; or
        7. Vote against any non-independent nominee who serves on the nominating committee if 1% or more of directors serving on the nominating committee are not independent.

206N.ELECT DIRECTORS-JAPAN: The Company will vote for management proposals to elect directors on Japanese company ballots unless executives comprise more than 50% of the board.

207N.ELECT DIRECTORS-OTHER  MARKETS:   The  Company  will  vote  for  management
      proposals to elect directors in other markets unless certain independence issues exist. The company will vote against any non-independent nominee as follows:

        1. Vote against all nominees if employees or affiliated directors comprise more than 50% of the board;
        2. Vote against all nominees if executives or affiliated directors comprise more than 50% of the board;
        3. Vote against any executive nominee who serves on the audit committee;
        4. Vote against any executive nominee who serves on the remuneration committee;
        5. Vote against any executive nominee who serves on the nominating committee;
        6. Vote against any non-independent nominee on the audit committee if 1% or more of directors serving on that committee are not independent;

BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)

        7. Vote against any non-independent nominee on the compensation committee if 1% or more of directors serving on that committee are not independent; and
        8. Vote against any non-independent nominee on the nominating committee if 1% or more of directors serving on that committee are not independent.

208N.ELECTION OF TRUSTEE - FUND/TRUST/DEBTHOLDERS:   The  Company  will evaluate
      management proposals relating to the election of trustees on a case-by-case basis.

209N.ELECT SHAREHOLDER REPRESENTATIVES:   The  Company  will vote for management
      proposals to elect the nominees who are available and qualified to act as shareholder representatives.

210N.SET  BOARD/SUPERVISORY  BOARD  SIZE  LIMITS:   The  Company will  vote  for
      management  proposals  to  set  size limits for the board  or  supervisory board.
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211N.AMEND BOARD/SUPERVISORY BOARD SIZE:   The  Company will vote for management
      proposals to amend the size of the board or supervisory board.

212N.AMEND BOARD STRUCTURE: The Company will vote for management proposals to amend the structure of the board unless the amendment would institute a two-tier board system.

213N.INDEMNIFY   DIRECTORS/OFFICERS:   The  Company  will  vote  for  management
      proposals to indemnify directors and officers.

214N.AMEND TERMS OF  INDEMNIFICATION:   The  Company  will  vote  for management
      proposals to amend the terms of indemnification.

215N.ELECT BOARD COMMITTEE: The Company will vote for management proposals to elect board committees unless the election is for an audit committee and executives will serve on the committee.

216N.AMEND BOARD ELECTION RULES: The Company will evaluate management proposals to amend board election rules on a case-by-case basis.

217N.ESTABLISH BOARD COMMITTEES: The Company will vote for management proposals to establish board committees.

218N.APPOINT BOARD COMMISSION:   The  Company will vote for management proposals
      to appoint board commissions.

219N.APPOINT OFFICER(S) FROM BOARD: The Company will evaluate management proposals to appoint officer(s) from the board on a case-by-case basis.

BOARD OF DIRECTORS - NON-U.S. PROPOSALS (CONTINUED)

220N.APPROVE MINIMUM STOCK OWNERSHIP  BY  DIRECTORS:   The Company will vote for
      management proposals to approve a minimum stock ownership requirement for directors.

221N.END  MINIMUM  STOCK  OWNERSHIP  BY  DIRECTORS:   The  Company will evaluate
      management proposals to end minimum stock ownership requirements for directors on a case-by-case basis.

222N.REDUCE BOARD TERM TO ONE YEAR: The Company will vote for management proposals to reduce the board terms to one year.

223N.PRESERVE/RESTORE SUPERMAJORITY  TO  OUST  DIRECTORS:  The Company will vote against management proposals to preserve or restore supermajority rule to oust directors.
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224N.AMEND BOARD POWERS/PROCEDURES/QUALIFICATIONS:   The  Company  will evaluate
      management proposals to amend board powers, board procedures and board qualifications on a case-by-case basis.

225N.RATIFY BOARD ACTS-SYMBOLIC: The Company will vote for management proposals to ratify board acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

226N.RATIFY BOARD ACTS-LEGAL: The Company will evaluate management proposals to ratify board acts (legal) in the previous year on a case-by-case basis.

AUDITOR/FINANCIAL STATEMENT RELATED - U.S. PROPOSALS

301. RATIFY SELECTION OF AUDITORS: The Company will vote for management proposals to ratify the selection of auditors unless the fees paid by the company for non-audit services in the prior fiscal year exceed 75% of the aggregate fees paid to the company's outside auditor.

302. APPROVE  FINANCIAL  STATEMENTS:   The  Company  will  vote  for  management
      proposals to approve the company's financial statements.

AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. PROPOSALS

301N.APPOINT AUDITORS AND SET THEIR FEES: The Company will vote for management proposals to select auditors and set their fees.

AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. (CONTINUED)

302N.SET AUDITORS' FEES: The Company will vote for management proposals to determine how much the auditors should be paid to perform the annual audit.

303N.APPOINT OUTSIDE AUDITORS: The Company will vote for management proposals to appoint outside auditors.

304N.APPOINT SECONDARY OUTSIDE AUDITOR: The Company will vote for management proposals to select secondary outside auditors.

305N.APPOINT  SUBSTITUTE/BACK-UP AUDITOR:  The Company will vote for  management proposals to select substitute back-up auditors.
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306N.ELECT SUPERVISORY BOARD/CORPORATE ASSEMBLY: Markets with a two-tier board structure typically have what's called a supervisory board (termed "supervisory auditors" in Japan), comprised of non-executives and a management board comprised of executives. The structure is prevalent in Germany, Holland, other continental European markets, Asian markets including Japan and Indonesia, and elsewhere. The Company will vote for management proposals to elect a supervisory board.

307N.ELECT STATUTORY AUDITORS:   The  Company will vote for management proposals
      to elect statutory auditor board members.

308N.ELECT ALTERNATE STATUTORY AUDITOR:   The  Company  will vote for management
      proposals to elect alternate statutory auditors.

309N.APPOINT APPRAISER/SPECIAL AUDITOR/LIQUIDATOR: The Company will vote for management proposals to select an appraiser to estimate the value of a proposed merger or an auditor to conduct a special audit.

310N.SET NUMBER OF AUDITORS: The Company will vote for management proposals that determine the appropriate number of auditors.

311N.SET NUMBER OF STATUTORY AUDITORS: The Company will vote for management proposals to set the number of statutory auditors.

312N.APPROVE MAXIMUM  STATUTORY  AUDITORS'  FEE:   The  Company  will  vote  for
      management proposals to approve the maximum statutory auditors' fee unless the amount to be paid is not disclosed.

313N.APPROVE BONUSES FOR RETIRING STATUTORY AUDITORS: The Company will vote against management proposals to approve bonuses for retiring statutory auditors.

AUDITOR/FINANCIAL STATEMENT RELATED - NON-U.S. (CONTINUED)

314N.ENDING STATUTORY AUDITOR RETIREMENT BONUSES: The Company will evaluate management proposals for ending statutory auditor retirement bonuses on a case-by-case basis.

315N.AMEND  STATUTORY  AUDITOR  TERM:   The  Company will  vote  for  management
      proposals to amend the statutory auditors' term.

316N.RATIFY ACTS OF AUDITORS:  The Company will vote for management proposals to ratify the acts of auditors for the previous financial year unless executives sit on the audit committee or the company does not have an audit committee.
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317N.RATIFY   STATUTORY  AUDITOR  ACTS-SYMBOLIC:   The  Company  will  vote  for
      management proposals to ratify statutory auditors' acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

318N.RATIFY STATUTORY AUDITOR ACTS-LEGAL: The Company will evaluate management proposals to ratify statutory auditors' acts (legal) in the previous year on a case-by-case basis.

319N.APPROVE  FINANCIAL  STATEMENTS:   The  Company  will  vote  for  management
      proposals to approve the company's financial statements unless the auditors have qualified their opinion in their evaluation of accounts.

320N.APPROVE BOOK ENTRY SYSTEM: The Company will vote for management proposals to approve a book entry system to record stock transactions.

321N.EXTEND CONSOLIDATED TAXATION STATUS: The Company will vote for management proposals to extend an authorization that allows companies to pay taxes as a consolidated group and earn a tax break.

322N.APPROVE RELATED PARTY  TRANSACTIONS:   The Company will vote for management
      proposals to approve related-party transactions.

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. PROPOSALS

401. ADOPT STOCK INCENTIVE PLAN: The Company will vote for management proposals to adopt stock incentive plans unless:

        1. The dilution represented by the proposed plan is more than 10% of the outstanding common stock;
        2. The proposed plan allows the company to re-price or replace underwater options without shareholder approval;
EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

        3. The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;
        4. The proposed plan has an automatic share replenishment feature (evergreen plan);
        5. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 1 year;
        6. The plan administrator may provide loans to exercise awards;
        7. The plan administrator may accelerate the vesting of outstanding awards; or
        8. The plan administrator may grant reload stock options.

402. AMEND STOCK INCENTIVE PLAN: The Company will vote for management proposals to amend stock incentive plans unless:

        1. The amendment would allow options to be priced at less than 100% of the fair market value;
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        2. The amendment allows the plan administrator to re-price or replace underwater options;
        3. The amendment adds unrestricted stock awards or time-lapsing restricted stock awards that fully vest in less than 3 years; or
        4. The amendment extends the post-retirement exercise period of outstanding options.

403. ADD SHARES TO STOCK INCENTIVE PLAN: The Company will vote for management proposals to add shares to stock incentive plans unless:

        1. The dilution represented by the proposal is more than 10% of the outstanding common stock;
        2. The plan allows the company to re-price or replace underwater options without shareholder approval;
        3. The plan allows nonqualified options to be priced at less than 100% of the fair market value;
        4. The plan has an automatic share replenishment feature (evergreen plan);
        5. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;
        6. The plan administrator may provide loans to exercise awards;
        7. The plan administrator may accelerate the vesting of outstanding awards; or
        8. The plan administrator may grant reload stock options.

404. EXTEND TERM OF STOCK INCENTIVE PLAN: The Company will vote for management proposals to extend the term of stock incentive plans unless:

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

        1. The plan allows the company to re-price or replace underwater options without shareholder approval;
        2. The plan allows nonqualified options to be priced at less than 100% of the fair market value;
        3. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;
        4. The plan administrator may provide loans to exercise awards;
        5. The plan administrator may accelerate the vesting of outstanding awards; or
        6. The plan administrator may grant reload stock options.

405. LIMIT PER-EMPLOYEE AWARDS: Amendments to the U.S. Tax Code, which were made in 1993, limit the deductibility of compensation paid to each of a company's five highest-paid executives up to $1 million per year. Compensation paid to an executive may be excluded from the $1 million cap if it is paid pursuant to a plan that ties pay to the company's performance. To qualify for the performance-related exemption, stock options and stock appreciation rights (SARS) awards must be priced at no less than fair market value on the grant date and shareholders must approve the maximum potential award that may be granted to each plan participant. The Company will vote for management proposals to limit per-employee awards.

406. ADOPT DIRECTOR STOCK INCENTIVE PLAN: The Company will vote for management proposals to adopt director stock incentive plans unless:

        1. The proposed plan allows nonqualified options to be priced at less than 100% of the fair market value;
        2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;
        3. The plan authorizes five or more types of awards; or

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        4. The plan allows for non-formula, discretionary awards.

407. AMEND DIRECTOR STOCK INCENTIVE PLAN: The Company will vote for management proposals to amend director stock incentive plans unless:

        1. The amendment would allow options to be priced at less than 100% of the fair market value;
        2. The amendment increases the size of the option awards;
        3. The amendment adds unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;
        4. The amendment would authorize five or more types of awards; or
        5. The amendment would permit granting of non-formula, discretionary awards.

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

408. ADD SHARES TO DIRECTOR  STOCK  INCENTIVE  PLAN:   The Company will vote for
      management proposals to add shares to director stock incentive plans unless:

        1. The plan allows the company to re-price or replace underwater options without shareholder approval;
        2. The plan allows nonqualified options to be priced at less than 100% of the fair market value;
        3. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years;
        4. The plan authorizes five or more types of awards; or
        5. The plan allows for non-formula, discretionary awards.

409. ADOPT EMPLOYEE STOCK PURCHASE PLAN: The Company will vote for management proposals to adopt employee stock purchase plans unless the proposed plan allows employees to purchase stock at less than 85% of the fair market value.

410. AMEND EMPLOYEE STOCK PURCHASE PLAN: The Company will vote for management proposals to amend employee stock purchase plans unless the amendment allows employees to purchase stock at less than 85% of the fair market value.

411. ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN: The Company will vote for management proposals to add shares to employee stock purchase plans unless the plan allows employees to purchase stock at less than 85% of the fair market value.

412. ADOPT STOCK AWARD PLAN: The Company will vote for management proposals to adopt stock award plans unless the dilution represented by the proposed plan is more than 10% of outstanding common stock or the proposed plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.

413. AMEND STOCK AWARD PLAN: The Company will vote for management proposals to amend stock award plans unless the amendment shortens the vesting requirement or lessens performance requirements.
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414. ADD SHARES TO STOCK AWARD PLAN: The Company will vote for management proposals to add shares to stock award plans unless the dilution represented by the proposal is more than 10% of outstanding common stock or the plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years.

415. APPROVE   OPTION/STOCK  AWARDS:   The  Company  will  vote  for  management
      proposals to approve option/stock awards unless:

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

        1. The dilution represented by the award is more than 5% of outstanding common stock;
        2. The option is priced at less than 85% of the fair market value on the grant date; or
        3. The award is time-lapsing restricted stock that fully vests in less than 3 years.

416. ADOPT DIRECTOR  STOCK  AWARD  PLAN:   The  Company will vote for management
      proposals to adopt director stock award plans unless:

        1. The dilution represented by the proposal is more than 5% of outstanding common stock;
        2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or
        3. The plan allows for non-formula, discretionary awards.

417. AMEND DIRECTOR STOCK AWARD PLAN: The Company will vote for management proposals to amend director stock award plans unless the amendment adds unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years or the amendment would permit granting of non-formula, discretionary awards.

418. ADD  SHARES  TO  DIRECTOR  STOCK  AWARD  PLANS:   The Company will vote for
      management proposals to add shares to director stock award plans unless:

        1. The dilution represented by the proposal is more than 5% of outstanding common stock;
        2. The plan permits unrestricted stock or time-lapsing restricted stock awards that fully vest in less than 3 years; or
        3. The plan allows for non-formula, discretionary awards.

419. EXCHANGE UNDERWATER OPTIONS: Stock options whose exercise price is higher than the current market price of the underlying stock are said to be "underwater." One way to re-price such options is to exchange them for new options with an exercise price set at fair market value on the new grant date. The Company will vote against management proposals to exchange underwater options.

420. APPROVE ANNUAL BONUS PLAN: The Company will vote for management proposals to approve annual bonus plans.

421. AMEND ANNUAL BONUS PLAN: The Company will vote for management proposals to amend annual bonus plans.

EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)

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422. APPROVE  LONG-TERM  BONUS  PLAN:   The  Company  will  vote  for management
      proposals to approve long-term bonus plans.

423. AMEND LONG-TERM BONUS PLAN: The Company will vote for management proposals to amend long-term bonus plans.

424. RE-APPROVE  OPTION/BONUS  PLAN  FOR  OBRA:   The  Company  will  vote   for
      management proposals to re-approve option or bonus plans for OBRA.

425. APPROVE  SAVINGS  PLAN:   The Company will vote for management proposals to
      approve savings plans.

426. ADOPT DEFERRED COMPENSATION  PLAN:   The  Company  will vote for management
      proposals to adopt deferred compensation plans.

427. AMEND DEFERRED COMPENSATION PLAN: The Company will vote for management proposals to amend deferred compensation plans.

428. APPROVE  EMPLOYMENT  AGREEMENTS:   The  Company  will  vote  for management
      proposals to approve employment agreements/contracts.

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. PROPOSALS

401N.APPROVE STOCK OPTION PLAN: The Company will vote for management proposals to approve stock option plans unless the potential dilution from the proposed plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

402N.AMEND STOCK OPTION PLAN: The Company will vote for management proposals to amend stock option plans unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 5% of the current outstanding ordinary shares or the amendment would allow for the grant of options at a discount to the fair market value.

403N.APPROVE  STOCK  OPTION  PLAN  FOR  SUBSIDIARY:   The Company will vote  for
      management proposals to approve stock option plans for subsidiaries unless the plan issues stock in the parent company and the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

404N.APPROVE DIRECTOR  PARTICIPATION  IN  STOCK PLAN:  The Company will vote for management proposals to approve director participation in stock plans unless the potential dilution from the proposed awards exceeds 5% of the current
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The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 outstanding ordinary shares or the proposed awards may be granted at a discount to the fair market value.

405N.APPROVE OUTSIDE DIRECTORS STOCK OPTION PLAN: The Company will vote for management proposals to approve outside directors stock option plans unless the potential dilution from the plan exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

406N.AMEND  OUTSIDE DIRECTORS STOCK OPTION PLAN:   The  Company  will  vote  for
      management proposals to amend outside director's stock option plans unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the amendment will allow for the grant of options at a discount to the fair market value.

407N.APPROVE  STOCK  PURCHASE   PLAN/SAYE/AESOP:   The  Company  will  vote  for
      management proposals to approve stock purchase plans/SAYE/AESOP unless the potential dilution from the plan exceeds 10% of the current outstanding ordinary shares or the plan allows for discounts of more than 15% on stock purchases.

408N.AMEND STOCK PURCHASE PLAN/SAYE/AESOP: The Company will vote for management proposals to amend stock purchase plans/SAYE/AESOP unless the amendment would add shares to the plan and the potential dilution from the new shares exceeds 10% of the current outstanding ordinary shares or the amendment would allow for discounted stock purchases of more than 15%.

409N.APPROVE OPTION/PURCHASE PLAN-OVERSEAS EMPLOYEES: The Company will vote for management proposals to approve stock option or stock purchase plans for overseas employees unless the potential dilution from all plans exceeds 5% of the current outstanding ordinary shares (if available) or the options may be granted at a discount to the fair market value.

410N.APPROVE STOCK OPTION GRANT: The Company will vote for management proposals to approve stock option grants unless the potential dilution from the grant exceeds 5% of the current outstanding ordinary shares or the options may be granted at a discount to the fair market value.

411N.APPROVE  STOCK  AWARD:   The  Company will vote for management proposals to
      approve stock awards unless the potential dilution from the stock award exceeds 5% of the current outstanding ordinary shares.

412N.APPROVE  MULTIPLE  STOCK OPTION GRANTS:  Multiple stock option  grants  are stock grants proposed for multiple recipients, which may have varied terms that are bundled into a single proposal. The Company will vote for management proposals to approve multiple stock option grants.

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. (CONTINUED)

413N.APPROVE RESTRICTED STOCK GRANTS (JAPAN ONLY): The Company will vote for management proposals to approve restricted stock grants on Japanese company ballots.

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414N.APPROVE EXECUTIVE PROFIT SHARING/BONUS PLAN: The Company will vote for management proposals to approve executive profit sharing/bonus plans.

415N.AMEND EXECUTIVE PROFIT SHARING/BONUS  PLAN:   The  Company  will  vote  for
      management proposals to amend executive profit sharing/bonus plans.

416N.APPROVE  BONUS:   The Company will vote for management proposals to approve
      bonuses unless the company does not disclose the recipient(s) and/or the amount of the bonus.

417N.APPROVE  BONUSES  FOR  RETIRING  DIRECTORS:   The  Company  will  vote  for
      management proposals to approve bonuses for retiring directors unless the bonus amounts are not disclosed or information on insider-outsider status is not provided.

418N.ENDING DIRECTOR RETIREMENT BONUSES: The Company will evaluate management proposals to approve ending director retirement bonuses on a case-by-case basis.

419N.ELIMINATE BOARD  RETIREMENT  BONUS  SYSTEM:   The  Company  will  vote  for
      management proposals to eliminate board retirement bonus systems.

420N.  RATIFY  DIRECTOR  RETIREMENT:   The  Company  will  vote  for  management
      proposals to ratify director retirement.

420N.APPROVE   REMUNERATION  POLICY:   The  Company  will  vote  for  management
      proposals to approve the company's remuneration policy.

422N.APPROVE LOANS TO DIRECTORS/EMPLOYEES: The Company will evaluate management proposals to approve loans to board members or employees on a case-by-case basis.

423N.ESTABLISH EMPLOYEE  SHARE  TRUST:   The  Company  will  vote for management
      proposals to establish share trusts to administer and deliver shares to employees participating in incentive share plans.

424N.ISSUE  BONDS  WITH  WARRANTS  TO  EMPLOYEES:   The  Company  will  evaluate
      management proposals to issue bonds with warrants over company shares to employees on a case-by-case basis.

EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. (CONTINUED)

425N.ISSUE WARRANTS IN EXCESS OF INDIVIDUAL LIMITS: The Company will evaluate management proposals to issue warrants in excess of individual limits on a case-by-case basis.

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426N.APPROVE DIRECTORS' FEES: The Company will vote for management proposals to approve directors' fees unless the company does not disclose the fees that will be paid to directors.

427N.APPROVE SUPERVISORY BOARD/CORPORATE ASSEMBLY  FEES:   The Company will vote
      for management proposals to approve fees of the supervisory board of corporate assembly members unless the company does not disclose the amount to be paid.

428N.APPROVE BOARD COMMISSION FEES: The Company will vote for management proposals to approve board commission fees.

429N.APPROVE COMMITTEE FEES: The Company will vote for management proposals to approve committee fees unless the fees are not disclosed.

430N.APPROVE COMMITTEE BUDGET:   The  Company will vote for management proposals
      to approve the committee's budget unless the amount is not disclosed.

431N.APPROVE  SHAREHOLDER  REPRESENTATIVE  FEES:   The  Company  will  vote  for
      management proposals to approve shareholder representative fees unless the company does not disclose the amount to be paid.

432N.APPROVE DIRECTOR CONTRACT:   The Company will vote for management proposals
      to approve directors' contracts.

CAPITAL STRUCTURE - U.S. PROPOSALS

501. INCREASE AUTHORIZED COMMON STOCK: The Company will vote for management proposals to increase authorized common stock unless the increase is not intended to effect a merger, stock split, or recapitalization or the dilution represents more than 100% of the currently authorized shares of stock class.

502. DECREASE AUTHORIZED COMMON STOCK: The Company will vote for management proposals to decrease authorized common stock.

503. AMEND AUTHORIZED COMMON  STOCK:   The  Company  will  vote  for  management
      proposals to amend authorized common stock.

CAPITAL STRUCTURE - U.S. PROPOSALS (CONTINUED)

504. APPROVE  COMMON  STOCK  ISSUANCE:   The  Company  will  evaluate management
      proposals to issue shares of common stock on a case-by-case basis.

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505. APPROVE WARRANTS EXERCISABLE FOR COMMON STOCK: The Company will evaluate management proposals to approve the issuance of warrants exercisable for common stock on a case-by-case basis.

506. AUTHORIZE  DUAL   CLASS  COMMON  STOCK:   The  Company  will  vote  against
      management proposals to authorize dual class common stock.

507. INCREASE AUTHORIZED DUAL CLASS COMMON STOCK: The Company will vote for management proposals to increase authorized dual class common stock unless dilution is more than 50% of the class of stock or it will allow the company to issue additional shares with superior voting rights.

508. ELIMINATE DUAL CLASS COMMON STOCK: The Company will vote for management proposals to eliminate dual class common stock.

509. AMEND  DUAL  CLASS COMMON STOCK:   The  Company  will  evaluate  management
      proposals to amend dual class common stock on a case-by-case basis.

510. ELIMINATE PREEMPTIVE RIGHTS: The Company will vote for management proposals to eliminate preemptive rights. Preemptive rights give existing shareholders a "right of first refusal" to purchase new issues of shares to maintain their proportional ownership in the company.

511. RESTORE  PREEMPTIVE  RIGHTS:   The Company  will  vote  against  management
      proposals to restore preemptive rights.

512. AUTHORIZE PREFERRED STOCK: The Company will vote for management proposals to issue authorized preferred stock unless the board has unlimited rights to set the terms and conditions of the shares (known as "blank check" preferred stock).

513. INCREASE AUTHORIZED PREFERRED STOCK: The Company will vote for management proposals to increase authorized preferred stock unless the proposed increase creates potential dilution of more than 50% or the board has unlimited rights to set the terms and conditions of the shares.

514. DECREASE AUTHORIZED PREFERRED STOCK: The Company will vote for management proposals to decrease authorized preferred stock.

515. AMEND AUTHORIZED PREFERRED STOCK:   The  Company  will  evaluate management
      proposals to amend authorized preferred stock on a case-by-case basis.

CAPITAL STRUCTURE - U.S. PROPOSALS (CONTINUED)

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516. CANCEL SERIES OF PREFERRED STOCK: The Company will vote for management proposals to cancel a series of preferred stock.

517. APPROVE ISSUANCE/CONVERSION OF PREFERRED STOCK: The Company will vote for management proposals to approve the issuance or conversion of preferred stock unless the dilution represents more than 25% of the total voting power or the shares have voting rights superior to those of other shares.

518. APPROVE  RECAPITALIZATION:   The Company will evaluate management proposals
      to approve recapitalizations on a case-by-case basis.

519. APPROVE STOCK SPLIT: The Company will vote for management proposals seeking approval for a stock split.

520. APPROVE  REVERSE  STOCK  SPLIT:   The  Company  will  vote  for  management
      proposals seeking approval for a reverse stock split.

521. APPROVE SHARE REPURCHASE:   The  Company will vote for management proposals
      that seek approval for a stock repurchase plan.

CAPITAL STRUCTURE - NON-U.S. PROPOSALS

501N.AMEND/REMOVE PAR VALUE: The Company will vote for management proposals to amend or remove the stock's par value.

502N.INCREASE  AUTHORIZED  CAPITAL:   The  Company   will  vote  for  management
      proposals to increase authorized capital unless:

        1. The increase is greater than 50%;
        2. The explicit purpose of the increase is to strengthen takeover defenses; or
        3. The board can set the rights/terms of the shares at issuance.

503N.REDUCE AUTHORIZED CAPITAL: The Company will vote for management proposals to reduce authorized capital.

504N.LIMIT CAPITAL INCREASE: The Company will vote for management proposals to limit capital increase.

505N.ALLOW  SUBSIDIARIES  TO  ISSUE STOCK:  The Company will vote for management proposals to allow subsidiaries to issue stock unless the potential dilution in the parent company would exceed 20% of the current outstanding ordinary shares.
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506N.CANCEL AUTHORIZED  STOCK  CLASS:   The  Company  will  vote  for management
      proposals to cancel a particular class of stock.

507N.AUTHORIZE NEW STOCK CLASS: The Company will vote for management proposals to authorize a new stock class unless the new class carries differential (inferior or superior) voting rights.

508N.REAUTHORIZE SHARE  ISSUE  LIMIT:   The  Company  will  vote  for management
      proposals to reauthorize share issue limits.

509N.AUTHORIZE ISSUANCE OF DIFFERENTIAL VOTING STOCK: The Company will vote against management proposals to authorize the issuance of differential voting stock.

510N.AMEND SHARE CLASS RIGHTS:  The Company will vote for  management  proposals to amend share class rights unless:
        1. The amendment results in a loss of voting rights;
        2. The amendment results in a loss of dividend rights; or
        3. The amendment results in a dual class share structure with unequal voting rights.

511N.ISSUE STOCK WITH PREEMPTIVE RIGHTS:   The  Company will vote for management
      proposals to issue stock with preemptive rights unless:

        1. The potential dilution exceeds 100% of the current outstanding ordinary shares;
        2. The explicit purpose of the stock issuance is to strengthen takeover defenses; or
        3. The maximum number of shares to be issued is not disclosed.

512N.ISSUE  STOCK  WITHOUT  PREEMPTIVE  RIGHTS:   The   Company  will  vote  for
      management proposals to issue stock without preemptive rights unless:

        1. The potential dilution exceeds 50% of the current outstanding ordinary shares;
        2. The explicit purpose of the stock issuance is to strengthen takeover defenses;
        3. The board can set the rights/terms of the shares at issuance; or
        4. The maximum number of shares to be issued is not disclosed.

513N.ISSUE STOCK WITH WARRANTS: The Company will vote for management proposals to issue stock with warrants unless:

CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)

        1. The potential dilution exceeds 50% of the current outstanding ordinary shares;

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        2. The explicit purpose of the stock issuance is to strengthen takeover defenses;
        3. The board can set the rights/terms of the shares at issuance; or
        4. The maximum number of shares to be issued is not disclosed.

514N.ISSUE BONDS WITH WARRANTS: The Company will vote for management proposals to issue bonds with warrants unless the potential dilution exceeds 10% of the current outstanding ordinary shares.

515N.ISSUE   WARRANTS  WITH  PREEMPTIVE  RIGHTS:   The  Company  will  vote  for
      management proposals to issue warrants with preemptive rights unless the potential dilution exceeds 100% of the current outstanding ordinary shares or the explicit purpose of the stock issuance is to strengthen takeover defenses.

516N.ISSUE  WARRANTS  WITHOUT PREEMPTIVE RIGHTS:   The  Company  will  vote  for
      management proposals to issue warrants without preemptive rights unless:

        1. The potential dilution exceeds 50% of the current outstanding ordinary shares;
        2. The explicit purpose of the stock issuance is to strengthen takeover defenses;
        3. The board can set the rights/terms of the shares at issuance; or
        4. The maximum number of shares to be issued is not disclosed.

517N.AUTHORIZE CREATION OF PREFERRED STOCK: If the board has an unlimited right to set the terms for the class and may issue the preferred stock for anti-takeover purposes without shareholder approval, the stock is considered blank check. The Company will vote for management proposals to authorize the creation of preferred stock unless the authorization is for blank check preferred stock.

518N.APPROVE ISSUE OF  PREFERRED  STOCK:   The  Company will vote for management
      proposals to approve the issuance of preferred stock unless the board can set the rights/terms of the shares at issuance.

519N.INCREASE AUTHORIZED PREFERRED STOCK: The Company will vote for management proposals to increase authorized preferred stock unless the board can set the rights/terms of the additional shares at the time of issuance.

520N.AMEND AUTHORIZED PREFERRED STOCK: The Company will vote for management proposals to amend authorized preferred stock unless the amendment would result in board authority to issue blank check preferred stock.

CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)

521N.ISSUE DEBT INSTRUMENTS: The Company will vote for management proposals to issue debt instruments.

522N.ISSUE CONVERTIBLE DEBT INSTRUMENTS: The Company will vote for management proposals to issue convertible debt instruments unless the potential dilution exceeds 50% of the current outstanding ordinary shares.

523N.AMEND TERMS OF DEBT INSTRUMENTS: The Company will vote for management proposals to amend the terms of issued convertible debt instruments unless the amendment would increase potential dilution by 50%.

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524N.APPROVE  BORROWING:   The  Company  will  vote  for management proposals to
      approve borrowing.

525N.AMEND BORROWING POWERS: The Company will vote for management proposals to amend the company's articles regarding the limit on borrowing powers.

526N.CONVERT ONE FORM OF STOCK TO ANOTHER: The Company will vote for management proposals to convert one form of stock to another unless the amendment results in a loss or reduction of voting rights.

527N.APPROVE STOCK SPLIT:   The  Company  will  vote for management proposals to
      approve stock splits.

528N.APPROVE  REVERSE  STOCK  SPLIT:   The  Company  will  vote  for  management
      proposals to approve reverse stock splits.

529N.REDUCE AUTHORIZED CAPITAL WHEN SHARES REPURCHASED:   The  Company will vote
      for management proposals to reduce its authorized capital when shares are repurchased.

530N.AUTHORIZE SHARE REPURCHASE: The Company will vote for management proposals to authorize share repurchases.

531N.WAIVE APPROVAL OF SHARE REPURCHASE: The Company will vote for management proposals to waive approval for share repurchases.

532N.RE-ISSUANCE OF SHARES/TREASURY STOCK: The Company will vote for management proposals to sell shares it has previously repurchased and held in reserve as treasury stock.

533N.SET PRICE OF REISSUED TREASURY STOCK: The Company will vote for management proposals to set the price range at which treasury stock can be sold privately or not on stock market.

CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)

534N.AMEND ARTICLES TO REFLECT CAPITAL INCREASE/DECREASE: The Company will vote for management proposals to amend its bylaws to reflect increases or decreases in share capital.

535N.AMEND ARTICLES REGARDING ISSUANCE OF CAPITAL: The Company will evaluate management proposals to amend the company's articles regarding issuance of capital on a case-by-case basis.

536N.AMEND ARTICLES TO AUTHORIZE SHARE REPURCHASE:   The  Company  will vote for
      management proposals to amend the company's articles to authorize share repurchases.

537N.AMEND ARTICLES REGARDING  TREASURY  SHARES:   The  Company  will  vote  for
      management proposals to amend its articles regarding treasury shares.

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538N.APPROVE  USE/TRANSFER  OF  RESERVES:   The Company will vote for management
      proposals to approve the use or transfer of reserves.

539N.TRANSFER SHAREHOLDER EQUITY FUNDS: The Company will vote for management proposals to approve transfers between shareholder equity accounts.

540N.AUTHORIZE TRADE IN COMPANY STOCK: The Company will vote for management proposals to authorize the company to trade in its own stock.

541N.AMEND TRADABLE LOT SIZE: The Company will vote for management proposals to change the size of tradable units.

542N.RESTATE/ADJUST CAPITAL FOR INFLATION: The Company will evaluate management proposals to restate or adjust capital for inflation on a case-by-case basis.

543N.AMEND REPORTING CURRENCY: The Company will vote for management proposals to amend the company's reporting currency.

544N.REDUCE  SHARE  PREMIUM  ACCOUNT:   The  Company  will  vote for  management
      proposals to reduce the share premium account to clear deficits on profit and loss accounts or to return cash to stakeholders.

545N.ALLOW COMPANY TO GIVE GUARANTEES: The Company will vote for management proposals that allow companies to give guarantees.

546N.ADD/REMOVE  EXCHANGE LISTING(S):   The  Company  will  evaluate  management
      proposals to add or remove stock exchange listings on a case-by-case basis.

CAPITAL STRUCTURE - NON-U.S. PROPOSALS (CONTINUED)

547N.APPOINT RISK-RATING AGENCY: The Company will vote for management proposals to appoint a risk-rating agency.

548N.AUTHORIZE NOMINAL CAPITAL REPAYMENT: The Company will vote for management proposals to authorize nominal capital repayment.

549N.SET  DIVIDEND/ALLOCATE  PROFITS:   The  Company  will vote  for  management
      proposals to determine how to apportion the company's profits for the year and set the dividend.
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550N.ALLOCATE DIVIDEND: The Company will vote for management proposals relating to allocation of dividends.

551N.WAIVE SHAREHOLDER APPROVAL FOR PROFIT ALLOCATION:   The  Company  will vote
      for management proposals that waive shareholder approval for profit allocation proposals.

552N.APPROVE SCRIP DIVIDEND/DIVIDEND REINVESTMENT PLAN: Stock dividend programs allow investors to obtain additional shares on attractive terms while enabling the company to conserve cash. The Company will vote for management proposals to approve scrip dividends or dividend reinvestment plans.

553N.APPROVE SPECIAL DIVIDEND/BONUS SHARE ISSUE: The Company will vote for management proposals that permit management to determine whether it is in the company's interest to offer shareholders a special bonus dividend.

554N.AMEND DIVIDEND DISTRIBUTION  RULES:   The  Company will vote for management
      proposals to amend its dividend distribution rules.

555N.APPROVE INTERIM DIVIDEND: The Company will vote for management proposals to approve an interim dividend.

MERGERS AND CORPORATE RESTRUCTURINGS - U.S. PROPOSALS

601. APPROVE   MERGER/ACQUISITION:   The  Company  will  evaluate   merger   and
      acquisition management proposals on a case-by-case basis. The Company will consider the following factors:

        1. Anticipated financial and operating benefits;
        2. Offer price (cost vs. premium);
        3. Prospects of the combined companies;
        4. How the deal was negotiated;
        5. Changes in corporate governance and their impact on shareholder rights;
MERGERS AND CORPORATE RESTRUCTURINGS - U.S. (CONTINUED)

        6. Corporate restructuring;
        7. Spin-offs;
        8. Asset sales;
        9. Liquidations; and
        10.Rights of appraisal.

602. APPROVE RESTRUCTURING: The Company will evaluate corporate restructuring management proposals on case-by-case basis.

603. APPROVE  BANKRUPTCY  RESTRUCTURING:   The  Company will evaluate bankruptcy
      restructuring management proposals on case-by-case basis.
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604. APPROVE LIQUIDATION: The Company will evaluate liquidation proposals by management on a case-by-case basis and will review management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

605. RATIFY LIQUIDATOR'S FEES: The Company will evaluate management proposals to ratify liquidator's fees on a case-by-case basis.

605. APPROVE LEVERAGED BUYOUT:   The  Company will evaluate management proposals
      to approve a leveraged buyout on a case-by-case basis.

606. APPROVE SPIN-OFF: The Company will evaluate spin-off proposals on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus and managerial incentives.

607. APPROVE SALE OF ASSETS: The Company will evaluate asset sale management proposals on a case-by-case basis by assessing the impact on the balance sheet/working capital and the value received for the asset.

MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S. PROPOSALS

601N.APPROVE MERGER/ACQUISITION: The Company will evaluate management proposals to approve mergers and acquisitions on a case-by-case basis.

602N.APPROVE  JOINT  VENTURE/STRATEGIC  ALLIANCE:   The  Company  will  evaluate
      management proposals to approve joint ventures or strategic partnerships on a case-by-case basis.

603N.APPROVE  RESTRUCTURING/RECAPITALIZATION:    The   Company   will   evaluate
      management proposals to approve restructuring or recapitalization of companies on a case-by-case basis.

MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S (CONTINUED)

604N.DISSOLVE COMPANY/APPROVE LIQUIDATION: The Company will evaluate management proposals to dissolve companies or approve liquidations on a case-by-case basis.

605N.APPROVE   DIVESTITURE/SPIN-OFF:    The  Company  will  evaluate  management
      proposals to approve company divestitures or spin-offs on a case-by-case basis.

606N.APPROVE  INTRA-COMPANY  CONTRACTS:  The Company will  vote  for  management proposals to approve intra-company contracts.
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607N.EXTEND INVESTMENT TRUST: The Company will vote for management proposals to extend investment trusts.

608N.DISSOLVE INVESTMENT TRUST:   The Company will evaluate management proposals
      to dissolve investment trusts on a case-by-case basis.

609N.CREATE  PARENT  HOLDING COMPANY:   The  Company  will  evaluate  management
      proposals to create a parent holding company on a case-by-case basis.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S.
701. ADOPT ADVANCE NOTICE REQUIREMENT: The Company will vote for management proposals to adopt advance notice requirements for shareholder proposals. By requiring advance notice, the board can review and consider shareholder presentations for their content and value as a shareholder issue.

702. APPROVE  NON-TECHNICAL  CHARTER  AMENDMENTS:   The Company  will  vote  for
      management proposals to approve non-technical charter amendments unless the amendments reduce shareholders' rights.

703. APPROVE  NON-TECHNICAL   BYLAW  AMENDMENTS:   The  Company  will  vote  for
      management proposals to approve non-technical bylaw amendments unless the amendments reduce shareholders' rights.

704. ADOPT POISON PILL: A poison pill is a strategic move by a takeover-target to make its stock less attractive. A target company with a "pill" (also known as a shareholder rights plan) usually distributes warrants or purchase rights that become exercisable when a triggering event occurs. The Company will vote against management proposals to adopt poison pills.

705. REDEEM  POISON  PILL:   The Company will vote for management  proposals  to
      redeem poison pills.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)

706. ELIMINATE WRITTEN CONSENT: The Company will vote against management proposals which eliminate written consent. Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.

707. LIMIT WRITTEN CONSENT: The Company will vote against management proposals which limit written consent.

708. RESTORE  WRITTEN  CONSENT:   The Company will vote for management proposals
      which restore written consent.

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709. ELIMINATE SPECIAL MEETING: The Company will vote against management proposals which eliminate the ability of shareholders to call special meetings.

710. LIMIT SPECIAL MEETING: The Company will vote against management proposals which limit shareholders' ability to call a special meeting.

711. RESTORE  SPECIAL  MEETING:   The Company will vote for management proposals
      which restore the ability of shareholders to call a special meeting.

712. ADOPT SUPERMAJORITY REQUIREMENT  FOR  BUSINESS  TRANSACTIONS:   The Company
      will vote against management proposals to adopt supermajority vote requirements to approve mergers or other business combinations.

713. AMEND SUPERMAJORITY REQUIREMENT FOR BUSINESS TRANSACTIONS: The Company will vote for management proposals to amend supermajority requirements for business transactions unless the amendment would increase the vote required to approve a business transaction.

714. ELIMINATE SUPERMAJORITY REQUIREMENT FOR BUSINESS TRANSACTIONS: The Company will vote for management proposals to eliminate supermajority requirements for business transactions.

715. ADOPT SUPERMAJORITY LOCK-IN: The Company will vote against management proposals to adopt supermajority lock-in vote requirements. In many cases, supermajority lock-in vote requirements apply to anti-takeover provisions.

716. AMEND  SUPERMAJORITY  LOCK-IN:   The   Company   will  evaluate  management
      proposals to amend supermajority lock-in vote requirements on a case-by-case basis.

717. ELIMINATE  SUPERMAJORITY  LOCK-IN:   The  Company  will vote for management
      proposals to eliminate supermajority lock-in vote requirements.

ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)

718. CONSIDER NON-FINANCIAL EFFECTS OF MERGER: Also called "directors' duties," these anti-takeover provisions allow directors to consider the non-financial interests of employees, suppliers, customers and the communities in which the company operates, in addition to the financial interests of shareholders, when assessing a merger proposal. The Company will vote against management proposals to consider the non-financial effects of a merger proposal.

ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES - NON-U.S.
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701N.ADOPT  POISON-PILL-STYLE  DEFENSE:   The  Company  will evaluate management
      proposals seeking to adopt poison-pill-style plans (known as shareholder rights plans) on a case-by-case basis.

702N.AMEND  POISON-PILL-STYLE  DEFENSE:   The  Company  will evaluate management
      proposals seeking to amend poison-pill-style plans on a case-by-case basis.

703N.LIMIT VOTING RIGHTS: The Company will vote against management proposals that seek to limit voting rights.

704N.AMEND VOTING RIGHTS LIMIT: The Company will vote for management proposals to amend voting rights unless the amendment would strengthen the voting rights limit.

705N.END VOTING RIGHTS LIMIT: The Company will vote for management proposals to remove a company's voting rights limitation.

706N.REQUIRE  VOTING  SUPERMAJORITY:   The  Company will vote against management
      proposals that require voting supermajority.

707N.AMEND SUPERMAJORITY REQUIREMENT: The Company will vote for management proposals to amend supermajority provisions unless the amendment would increase the supermajority vote requirement.

708N.END VOTING SUPERMAJORITY: The Company will vote for management proposals to end voting supermajority.

709N.APPROVE  SHARE  TRANSFER/REGISTRATION:   Share transfer/registration  is  a
      practice that serves as a defense in takeover attempts and allows management to refuse to register shares acquired by an investor. The shares in question then lose voting rights but retain all other rights. The Company will evaluate management proposals to approve share transfer/registration on a case-by-case basis.

ANTI-TAKOVER DEFENSES/VOTING RELATED ISSUES - NON-U.S. (CONT.)

710N.END  SHARE  TRANSFER/REGISTRATION:   The  Company  will evaluate management
      proposals to end share transfer/registration on case-by-case basis.

711N.REGISTRATION  OF  SHARES:   The Company will evaluate management  proposals
      relating to registration of shares on a case-by-case basis.

712N.END FOREIGN INVESTOR RESTRICTIONS:   The  Company  will vote for management
      proposals to end foreign investor restrictions pertaining to shareholders' rights to buy, hold, vote, sell and collect dividends on the company's stock.
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713N.AMEND FOREIGN INVESTOR RESTRICTIONS: The Company will evaluate management proposals to amend foreign investor restrictions on a case-by-case basis.

714N.AMEND SHAREHOLDER DISCLOSURE RULES: The Company will vote for management proposals to amend shareholder disclosure rules.

715N.WAIVE MANDATORY TAKEOVER REQUIREMENT: The Company will evaluate management proposals that seek to grant a waiver from the statutory mandatory takeover requirement on a case-by-case basis.

716N.REQUIRE APPROVAL FOR PARTIAL  TAKEOVER  BIDS:   The  Company  will evaluate
      management proposals that require approval for partial takeover bids on a case-by-case basis.

717N.AUTHORIZE VOTING RECORD DATE CHANGES (JAPAN ONLY): The traditional record date in Japan is the fiscal year closing date, typically about three months prior to the annual shareholder meeting. The Company will vote for management proposals to authorize voting record date changes.

STATE OF INCORPORATION - U.S. PROPOSALS

801. ADOPT FAIR PRICE PROVISION: Fair price provisions require a supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the merger is approved by the company's board. The Company will vote for management proposals to adopt fair price provisions.

802. AMEND FAIR PRICE PROVISION: The Company will vote for management proposals to amend fair price provisions.

803. REPEAL  FAIR  PRICE  PROVISION:   The   Company  will  evaluate  management
      proposals to repeal fair price provisions on a case-by-case basis.

STATE OF INCORPORATION - U.S. PROPOSALS (CONTINUED)

804. ADOPT ANTI-GREENMAIL PROVISION: Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to payments that a company makes to a raider in exchange for the raider's shares and a guarantee the raider will terminate a takeover bid. This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. The Company will vote for management proposals to adopt anti-greenmail provisions.

805. APPROVE REINCORPORATION: The Company will vote for management proposals to change a company's state of incorporation unless the proposal would reduce shareholder rights (if the changes are not subject to a separate shareholder vote).
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806. OPT OUT OF STATE TAKEOVER LAW: Anti-takeover laws may include: (1) control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors' duties, (5) poison pill endorsement and (6) profit recapture. The Company will evaluate whether to opt out of state takeover laws on a case-by-case basis.

807. OPT INTO STATE TAKEOVER LAW: The Company will evaluate whether to opt into state takeover laws on a case-by-case basis.

STATE OF INCORPORATION - NON-U.S. PROPOSALS

801N.APPROVE REINCORPORATION: The Company will evaluate management proposals to reincorporate on a case-by-case basis.

802N.RELOCATE CORPORATE HEADQUARTERS:   The  Company  will  vote  for management
      proposals to relocate the company's official headquarters.

CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS

901N.AUTHORIZE  CHARITABLE  DONATIONS:   The  Company  will  vote for management
      proposals to authorize charitable donations.

902N.APPROVE  POLITICAL  DONATION:   The  Company  will vote against  management
      proposals to approve political donations.

OTHER - U.S. PROPOSALS

1001.MISCELLANEOUS PROPOSALS: The Company will evaluate all management proposals described as "miscellaneous" on a case-by-case basis.

OTHER - NON-U.S. PROPOSALS

1001N. APPROVE ELECTRONIC SHARE TRADING: The Company will vote for management proposals to approve electronic share trading systems.

1002N. APPROVE   PROPERTY  PURCHASE:   The  Company  will  vote  for  management
       proposals to approve a property purchase.

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1003N. APPROVE PROPERTY SALE: The Company will vote for management proposals to approve a property sale.

1004N. RATIFY MANAGEMENT  ACTS-SYMBOLIC:   The  Company will vote for management
       proposals to ratify management acts (symbolic) in the previous year. This traditional housekeeping measure is symbolic in nature and carries no legal or financial consequences.

1005N. RATIFY MANAGEMENT ACTS-LEGAL: The Company will evaluate management proposals to ratify management acts (legal) in the previous year on a case-by-case basis.

1006N. ADOPT   CORPORATE  GOVERNANCE  STANDARDS:   The  Company  will   evaluate
       management proposals to adopt corporate governance standards on a case-by-case basis.

1007N. MISCELLANEOUS  PROPOSALS:   The  Company  will  evaluate  all  management
       proposals described as "miscellaneous" on a case-by-case basis.

SHARES OUT ON LOAN - U.S. PROPOSALS



1100.SHARES OUT ON LOAN:   Proxies  will  typically not be voted when shares are
       out on loan through client securities lending programs with their custodians.





SHARE BLOCKING AND SHARES OUT ON LOAN - NON-U.S. PROPOSALS



1100N. SHARE BLOCKING AND SHARES  OUT  ON  LOAN:   The  Company  will  generally
       refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.



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GUIDELINES FOR VOTING SHAREHOLDER PROPOSALS



The Company will generally vote on shareholder proposals in accordance with the following guidelines, however, because the Proxy Guidelines cannot anticipate all situations and the surrounding facts of each proxy issue (including, without limitation, foreign laws and practices that may apply to a proxy), some proxy issues may require a case-by-case analysis (whether or not required by the Proxy Guidelines) prior to voting and may result in a vote being cast that will deviate from the Proxy Guidelines. In such cases, the proxy voting procedures established by the Proxy Committee for such situations will be followed.



OPERATIONAL ITEMS - U.S. PROPOSALS



SP-101.CHANGE  ANNUAL  MEETING  LOCATION:   The  Company   will   vote   against
        shareholder proposals to change the annual meeting location.



SP-102.CHANGE ANNUAL MEETING DATE: The Company will vote against shareholder proposals to change the annual meeting date.



SP-103.IMPROVE MEETING REPORTS:   The  Company  will  vote  against  shareholder
        proposals to improve meeting reports. Pertinent information on what transpired at the meeting is usually available in the quarterly report following the meeting, in letters to shareholders or from the corporate secretary or the company's investor relations department.





BOARD OF DIRECTORS - U.S. PROPOSALS



SP-201.MAJORITY VOTE TO ELECT DIRECTORS: The Company will vote for shareholder proposals which require majority votes in director elections.



SP-202.DIRECTOR   TENURE/RETIREMENT  AGE:   The  Company   will   vote   against
        shareholder proposals that seek to limit the period of time a director can serve on the board or mandate a particular retirement age for members of the board.



SP-203.REPEAL CLASSIFIED BOARD:  The Company will vote for shareholder proposals to repeal classified boards. Under a classified board structure, directors are divided into separate classes (usually three) with the directors in each class elected to overlapping multiyear terms.



SP-204.DOUBLE BOARD NOMINEES: The Company will vote against double board nominee shareholder proposals.



SP-205.ADOPT CUMULATIVE VOTING: The Company will vote for shareholder proposals to adopt cumulative voting.



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SP-206.DIRECTOR LIABILITY: The Company will vote against shareholder proposals aimed at determining the appropriate level of personal liability of board members.



SP-207.INDEPENDENT BOARD CHAIRMAN: The Company will vote against shareholder proposals that require an independent board chairman.



SP-208.LEAD DIRECTOR: The Company will vote against shareholder proposals that require a lead director. A lead/presiding director must hold the position for at least one year.



SP-209.ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD: The Company will vote against shareholder proposals for union/employee representatives to serve on the board.



SP-210.INCREASE  BOARD  INDEPENDENCE:   The  Company  will  vote for shareholder
        proposals that seek to increase the independence of the board.



SP-211.CREATE NOMINATING COMMITTEE: The Company will vote against shareholder proposals to create nominating committees.



SP-212.INCREASE  NOMINATING  COMMITTEE  INDEPENDENCE:   The  Company  will  vote
        against   shareholder   proposals   to   increase  nominating  committee
        independence.



SP-213.CREATE SHAREHOLDER COMMITTEE: The Company will vote against shareholder proposals to create shareholder committees.



SP-214.CREATE COMPENSATION COMMITTEE: The Company will vote against shareholder proposals to create compensation committees.



SP-215.HIRE INDEPENDENT COMPENSATION CONSULTANT: The Company will vote against shareholder proposals to hire independent compensation consultants.



SP-216.INCREASE  COMPENSATION  COMMITTEE INDEPENDENCE:  The  Company  will  vote
        against  shareholder  proposals   to   increase  compensation  committee
        independence.



SP-217.INCREASE KEY COMMITTEE INDEPENDENCE: The Company will vote against shareholder proposals to limit membership on the board's key committees to directors who have no ties to the company other than those relationships created as a result of their service on the board.



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SP-218.MINIMUM STOCK OWNERSHIP BY DIRECTORS:   The  Company  will  vote  against
        shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.



SP-219.DIRECTORS'  ROLE  IN  CORPORATE STRATEGY:  The Company will vote  against shareholder proposals  relating  to  disclosure  of  directors'  role in corporate strategy. Strategy planning tasks are within the normal definition of the directors' role and do not need to be specifically disclosed, and/or are adequately defined in most companies' existing documents. Too much disclosure regarding strategy formation could put a company at a competitive disadvantage.



SP-220.REQUIRE  NOMINEE  STATEMENT  IN  PROXY:   The Company will  vote  against
        shareholder proposals requiring nominee statements in proxies.





BOARD OF DIRECTORS - NON-U.S. PROPOSALS



SP-201N.ELECT DISSIDENT DIRECTOR(S): The Company will evaluate shareholder proposals to elect dissident directors on a case-by-case basis.



SP-202N.ELECT  DISSIDENT  SUPERVISORY   BOARD:    The   Company   will  evaluate
        shareholder proposals to elect dissident supervisory boards on a case-by-case basis.



SP-203N.SET AGE LIMIT ON DIRECTORS: The Company will vote against shareholder proposals that seek to set a retirement age for board members.



SP-204N.OUST DIRECTOR(S):   The  Company  will evaluate shareholder proposals to
        oust members of the board on a case-by-case basis.



SP-205N.ESTABLISH KEY BOARD COMMITTEES: The Company will evaluate shareholder proposals to establish key board committees on a case-by-case basis.



SP-206N.AMEND BOARD PROCEDURES: The Company will evaluate shareholder proposals to amend board procedures on a case-by-case basis.



SP-207N.LIMIT  NUMBER  OF  BOARDS:   The  Company will vote against  shareholder
        proposals that seek to limit the number of boards on which a director may serve.



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AUDITOR/FINANCIAL STATEMENT RELATED - U.S. PROPOSALS



SP-301.SHAREHOLDER APPROVAL OF AUDITORS: The Company will vote for shareholder proposals which allow shareholders to ratify the company's independent auditor selection.



SP-302.LIMIT  NON-AUDIT   FEES:   The  Company  will  vote  against  shareholder
        proposals that limit non-audit fees. The Sarbanes-Oxley Act of 2002 ("the Act") contains provisions that establish safeguards that promote auditor independence. Since certain non-audit services are now prohibited, and the Act requires audit committees to pre-approve non-audit services, there is no need to set arbitrary limitations on the provision of these services.



SP-303.INCREASE  AUDIT  COMMITTEE  INDEPENDENCE:   The  Company  will  vote  for
        shareholder proposals to increase audit committee independence.



SP-304.AUDITOR ATTENDANCE:   The Company will vote against shareholder proposals
        which require attendance by the auditors at the annual meeting.



SP-305.ROTATE AUDITORS: The Company will vote against shareholder proposals that require mandatory auditor rotation.





EXECUTIVE AND DIRECTOR COMPENSATION - U.S. PROPOSALS



SP-401.RESTRICT/REFORM EXECUTIVE COMPENSATION:  The Company  will  vote  against
        shareholder   proposals  that  restrict  or  seek  to  reform  executive compensation.



SP-402.APPROVE  EXECUTIVE   COMPENSATION:    The   Company   will  vote  against
        shareholder proposals that permit shareholders to approve executive pay packages.



SP-403.DISCLOSE   EXECUTIVE   COMPENSATION:    The  Company  will  vote  against
        shareholder proposals that require additional disclosure for executive compensation above and beyond the disclosure required by the Securities and Exchange Commission ("SEC") regulations.



SP-404.CAP  EXECUTIVE  PAY:  The Company will vote against shareholder proposals to cap executive pay. Caps may put a company at a competitive disadvantage by negatively affecting its ability to attract, motivate and retain highly qualified executives.


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SP-405.REQUIRE  EQUITY  AWARDS  TO  BE HELD:   The  Company  will  vote  against
        shareholder proposals which require stock holding requirements for executives.



EXECUTIVE AND DIRECTOR COMPENSATION - U.S. (CONTINUED)



SP-406.RESTRICT  DIRECTOR  COMPENSATION:    The   Company   will   vote  against
        shareholder proposals that seek to restrict director compensation.



SP-407.PAY  DIRECTORS  IN  STOCK:   The  Company  will  vote against shareholder
        proposals that require directors to be paid in stock.



SP-408.RESTRICT DIRECTOR PENSIONS: The Company will vote against shareholder proposals which restrict director pensions.



SP-409.NO  RE-PRICING   OF  UNDERWATER  OPTIONS:   The  Company  will  vote  for
        shareholder proposals requesting companies not re-price underwater options (i.e. turn in options with exercise prices above the current market value of the stock for new options at or below the market value).



SP-410.AWARD PERFORMANCE-BASED STOCK OPTIONS:   The  Company  will  vote against
        shareholder proposals to award performance-based options.



SP-411.GOLDEN PARACHUTES:  The Company will vote for shareholder proposals which require shareholder approval of golden parachutes or shareholder proposals which limit golden parachutes. Golden parachutes are severance packages contingent upon a change in control (i.e. benefits given to top executives in the event that a company is taken over by another firm, resulting in the loss of their job).



SP-412.ADD PERFORMANCE CRITERIA TO EQUITY-BASED AWARDS: The Company will vote against shareholder proposals to add performance criteria to equity-based awards.



SP-413.EXPENSE STOCK OPTIONS: The Company will vote for shareholder proposals requesting that stock options be expensed.



SP-414.PENSION  FUND  SURPLUS:   The  Company  will  vote  against   shareholder
        proposals which seek to exclude pension fund figures when calculating performance-based compensation payouts or awards.



SP-415.APPROVE AND/OR DISCLOSE SERPS:  A supplemental executive retirement plan, or SERP, is a plan that supplements management's pension plan benefits above the limit established by the Internal Revenue Service. The Company will vote against shareholder approval of benefits under these plans.



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EXECUTIVE AND DIRECTOR COMPENSATION - NON-U.S. PROPOSALS



SP-401N.OPPOSE/CHANGE  EXECUTIVE  PAY:   The  Company will evaluate  shareholder
        proposals which oppose or seek to change executive pay on a case-by-case basis.





CAPITAL STRUCTURE - U.S. PROPOSALS



SP-501.RESTORE PREEMPTIVE RIGHTS: Preemptive rights give existing shareholders a "right of first refusal" to purchase new issues of shares to maintain their proportional ownership in the company. The Company will vote against shareholder proposals to restore preemptive rights.





CAPITAL SRUCTURE - NON-U.S. PROPOSALS



SP-501N.RESTRICT CAPITAL INCREASES: The Company will evaluate shareholder proposals to restrict capital increases on a case-by-case basis.



SP-502N.RESTORE  PREEMPTIVE  RIGHTS:   The  Company  will  evaluate  shareholder
        proposals that seek to restore preemptive rights on a case-by-case basis.



SP-503N.REMOVE  MULTIPLE-VOTING  RIGHTS:   The Company will vote for shareholder
        proposals that would abolish multiple-voting rights.



SP-504N.INCREASE DIVIDEND: The Company will evaluate shareholder proposals to increase the dividend on a case-by-case basis.



SP-505N.REDISTRIBUTE PROFITS: The Company will evaluate shareholder proposals to redistribute profits on a case-by-case basis.





MERGERS AND CORPORATE RESTRUCTURINGS - U.S. PROPOSALS



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SP-601.STUDY  SALE  OR  SPIN-OFF:   The  Company  will  vote against shareholder
        proposals that seek to study sales, spin-offs or other strategic alternatives.





MERGERS AND CORPORATE RESTRUCTURINGS - NON-U.S. PROPOSALS



SP-601N.OPPOSE  MERGER/ACQUISITION:   The  Company  will   evaluate  shareholder
        proposals that oppose mergers and acquisitions on a case-by-case basis.



SP-602N.RESTRUCTURE  INVESTMENTS:   The  Company  will vote against  shareholder
        proposals to restructure investments.

MERGERS AND CORPORATE RESTRUCTURINGS-NON-U.S. (CONTINUED)



SP-603N.LIQUIDATE COMPANY: The Company will evaluate shareholder proposals to liquidate companies on a case-by-case basis.





ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S.



SP-701.REDEEM OR VOTE ON POISON PILL: The Company will vote for shareholder proposals that request the board of directors to redeem poison pill provisions or call for poison pills to be put to a vote.



SP-702.RIGHT  TO  ACT  BY  WRITTEN  CONSENT:   The  Company  will  vote  against
        shareholder proposals to permit shareholders to take action by written consent. Written consent allows shareholders to initiate actions without calling a special meeting or waiting until the annual meeting.



SP-703.RESTORE RIGHT TO CALL SPECIAL MEETING: The Company will vote against shareholder proposals to grant shareholders the ability to call special meetings.



SP-704.ELIMINATE SUPERMAJORITY PROVISION: The Company will vote for shareholder proposals to eliminate existing supermajority vote requirements to amend the charters or bylaws as well as approve mergers, acquisitions and other business combinations.



SP-705.REDUCE  SUPERMAJORITY  PROVISION:   The Company will vote for shareholder
        proposals to reduce existing supermajority vote provisions.



SP-706.PROHIBIT TARGETED SHARE PLACEMENT:  The Company will vote for shareholder proposals to prohibit targeted share placement. Targeted share placements are issuances of blocks of company securities, usually preferred stock, to a friendly shareholder. Often such placements are made to defend against takeovers or to obtain favorable financing.


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SP-707.COUNTING SHAREHOLDER VOTES: The Company will vote against shareholder proposals pertaining to the methods of counting shareholders' votes.



SP-708.NO DISCRETIONARY VOTING:   The  Company  will  vote  against  shareholder
        proposals relating to discretionary voting. Company proxy cards have historically given shareholders the opportunity to grant a discretionary proxy in matters consistent with federal and state laws. Shareholders should not be required to mark their proxies in order to have their proxies counted in the vote. Proxy cards clearly indicate how unmarked but signed proxies will be voted.





ANTI-TAKEOVER DEFENSES/VOTING RELATED ISSUES - U.S. (CONT.)



SP-709.ADOPT  CONFIDENTIAL  VOTING:   The  Company will vote against shareholder
        proposals requesting that corporations adopt confidential voting.



SP-710.EQUAL ACCESS TO THE PROXY: The Company will vote for shareholder proposals to allow shareholders equal access to management's proxy material so they can evaluate and propose voting recommendations on proxy proposals and director nominees.





ANTI-TAKEOVER DEFENSES AND VOTING RELATED ISSUES - NON-U.S.



SP-701N.END BARS ON FOREIGN INVESTORS: The Company will vote for shareholder proposals to end restrictions on foreign investors.



SP-702N.END  VOTING  RIGHTS  LIMITATION:   The Company will vote for shareholder
        proposals to end voting rights limitations.



SP-703N.FACILITATE  SHAREHOLDER  PROPOSALS:   The   Company  will  vote  against
        shareholder proposals relating to the introduction of shareholder proposals.



SP-704N.APPROVE CONFIDENTIAL VOTING: The Company will vote for shareholder proposals to approve confidential voting.





STATE OF INCORPORATION - U.S. PROPOSALS



SP-801.REPEAL  FAIR  PRICE  PROVISION:    Fair   price   provisions   require  a
        supermajority vote of the outstanding shares to approve a merger or business combination unless the acquirer meets certain price requirements or the


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The Allianz  Variable Insurance Products Trust - SAI - April 27, 2009
  merger is approved  by  the  company's  board.   The Company will vote against
  shareholder proposals to repeal fair price provisions.



SP-802.ADOPT ANTI-GREENMAIL PROVISION: Greenmail is the name given to certain discriminatory share repurchases. Typically, it refers to payments that a company makes to a raider in exchange for the raider's shares and a guarantee the raider will terminate a takeover bid. This payment is usually a premium above market price, so while greenmail can ensure the continued independence of a company, it discriminates against the other stockholders. The Company will vote for shareholder proposals to adopt anti-greenmail provisions.



SP-803.REINCORPORATION:   The  Company  will  vote  for   shareholder  proposals
        requesting the company change its state of incorporation unless the new state has stronger anti-takeover provisions.

STATE OF INCORPORATION - U.S. PROPOSALS (CONTINUED)



SP-804.OPT  OUT OF STATE TAKEOVER STATUTE:  Anti-takeover laws may include:  (1)
        control share acquisition, (2) fair price, (3) business combination (also known as freeze-out or business moratorium), (4) directors' duties, (5) poison pill endorsement and (6) profit recapture. The
        Company will vote against shareholder proposals to opt out of state/country takeover laws.





CORPORATE RESPONSIBILITY - U.S. PROPOSALS



SP-901.REVIEW  OR  PROMOTE  ANIMAL  WELFARE:   The  Company  will  vote  against
        shareholder proposals that ask companies to review, report on or improve the welfare of animals in their care, and of animals that provide food for company products.



SP-902.REVIEW  DRUG PRICING OR DISTRIBUTION:   The  Company  will  vote  against
        shareholder proposals asking for drug price restraint or disclosure.



SP-903.REVIEW RESPONSE TO OR IMPACT OF PANDEMICS: The Company will vote against shareholder proposals asking companies to review their response to pandemics (i.e. HIV/AIDS, TB, malaria, etc.), or to review the impact of pandemics on their business.



SP-903.OPPOSE   EMBRYO/FETAL   DESTRUCTION:    The  Company  will  vote  against
        shareholder proposals aimed to halt companies' practices of abortion or research or contraceptive methods that cause the destruction of embryos or fetuses.



SP-904.REVIEW  TOBACCO  MARKETING:   The  Company will vote against  shareholder
        proposals asking management to report on or change tobacco product marketing practices.



SP-905.SEVER  LINKS WITH  TOBACCO  INDUSTRY:   The  Company  will  vote  against
        shareholder proposals that ask a company to report on or approve the dissolution of links with the tobacco industry.


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The Allianz  Variable Insurance Products Trust - SAI - April 27, 2009

SP-906.REVIEW OR REDUCE TOBACCO HARM TO HEALTH:   The  Company will vote against
        shareholder proposals that ask a company to review or reduce tobacco harm to health.



SP-907.REVIEW NUCLEAR FACILITY/WASTE: The Company will vote against shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)



SP-908.REVIEW ENERGY EFFICIENCY & RENEWABLES: The Company will vote against shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.



SP-909.ENDORSE CERES PRINCIPLES:  The Ceres Principles  are a broad statement of
        environmental  policy.   The  Company  will  vote  against   shareholder
        proposals requesting the company endorse the Ceres Principles.



SP-910.CONTROL   GENERATION  OF  POLLUTANTS:   The  Company  will  vote  against
        shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.



SP-911.REPORT ON ENVIRONMENTAL IMPACT OR  PLANS:   The Company will vote against
        shareholder   requests   for   additional   information   on   corporate
        environmental impact or plans.



SP-912.REVIEW SOCIAL IMPACT OF FINANCIAL VENTURES: The Company will vote against shareholder proposals that ask companies to conduct reviews of the social and environmental consequences of their lending activities.



SP-913.REPORT OR TAKE ACTION ON CLIMATE CHANGE:   The  Company will vote against
        shareholder proposals that ask management to report or take action on climate change.



SP-914.REVIEW/REDUCE   PRODUCT   TOXICITY:    The   Company  will  vote  against
        shareholder proposals requesting that companies review and report on the toxicity of its products.



SP-915.REVIEW/REDUCE TOXICITY OF PRODUCT FORMULATION:   The  Company  will  vote
        against shareholder proposals requesting that companies reduce the toxicity of their products beyond legal requirements.



SP-916.REVIEW OR CURB BIOENGINEERING: The Company will vote against shareholder proposals that ask the company to review or curb its bioengineering.



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The Allianz  Variable Insurance Products Trust - SAI - April 27, 2009

SP-917.PRESERVE/REPORT  ON  NATURAL  HABITAT:   The  Company  will  vote against
        shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.





CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)



SP-918.REPORT  ON  SUSTAINABILITY:   The Company will vote  against  shareholder
        proposals  that  ask  companies  to   report   on   corporate  economic,
        environmental and social performance.



SP-919.REVIEW   CHARITABLE  GIVING  POLICY:   The  Company  will  vote   against
        shareholder proposals asking management to review or report on its charitable giving program.



SP-920.LIMIT   OR   END  CHARITABLE  GIVING:   The  Company  will  vote  against
        shareholder  proposals   that  ask  companies  to  limit  or  end  their
        charitable giving.



SP-921.REVIEW POLITICAL SPENDING OR LOBBYING: "Political spending" includes both
        "political contributions," such as money given to political party committees (including local committees) and spent on political action committees and money spent on lobbying. The Company will vote against shareholder proposals to review corporate political activities.



SP-922.LIMIT  OR  END  POLITICAL  SPENDING:   The  Company  will   vote  against
        shareholder proposals asking the company to end or restrict its political payments.



SP-923.DISCLOSE  PRIOR  GOVERNMENT  SERVICE:   The  Company  will  vote  against
        shareholder proposals requesting information on the background of company executives, including prior government service.



SP-924.AFFIRM   POLITICAL   NONPARTISANSHIP:   The  Company  will  vote  against
        shareholder  proposals   asking   the   company   to   affirm  political
        nonpartisanship.



SP-925.LINK  EXECUTIVE  PAY TO SOCIAL CRITERIA:  The Company will  vote  against
        shareholder  proposals   which  seek  to  link  executive  pay  to  non-
        financial/social criteria.



SP-926.DEVELOP/REPORT ON HUMAN RIGHTS  POLICY:   The  Company  will vote against
        shareholder proposals asking management to develop or report on their human rights policies.



SP-927.REVIEW/DEVELOP ETHICS POLICY: The Company will vote against shareholder proposals asking management to develop an ethics policy and report to shareholders on such policy.



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The Allianz  Variable Insurance Products Trust - SAI - April 27, 2009

SP-928.REVIEW OPERATIONS' IMPACT ON LOCAL GROUPS: The Company will vote against shareholder proposals that ask a company to conduct a review of its operations' impact on local communities.

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)



SP-929.BURMA-LIMIT OR END OPERATIONS: The Company will vote against shareholder proposals to limit or end operations in Burma.



SP-930.BURMA-REVIEW  OPERATIONS:   The  Company  will  vote  against shareholder
        proposals requesting companies to report on the cost of doing business in Burma, including the risk of consumer boycotts and divestment campaigns.



SP-931.CHINA-NO  USE  OF  FORCED  LABOR:   The Company will evaluate shareholder
        proposals requesting companies to have a certification process to ensure that it does not contract with organizations that use forced labor in China on a case-by-case basis.



SP-932.CHINA-ADOPT CODE OF CONDUCT: The Company will vote against shareholder proposals to require companies to adopt principles aimed at correcting working conditions in China that fall below basic standards of fair and humane treatment.



SP-933.REVIEW MEXICAN WORK FORCE CONDITIONS:   The  Company  will  vote  against
        shareholder proposals asking companies to review or report on Mexican operations.



SP-934.ADOPT STANDARDS FOR MEXICAN OPERATION:   The  Company  will  vote against
        shareholder proposals asking management to adopt standards for Mexican operations.



SP-935.REVIEW OR IMPLEMENT MACBRIDE PRINCIPLES: The Company will vote against shareholder proposals that are aimed at anti-Catholic discrimination within Northern Ireland as outlined in the MacBride Principles.



SP-936.URGE MACBRIDE ON CONTRACTOR/FRANCHISEE: The Company will vote against shareholder proposals that ask companies whose presence in Northern Ireland is through franchises or subcontractors to urge them to implement the MacBride Principles.



SP-937.REVIEW GLOBAL LABOR PRACTICES: The Company will vote against shareholder proposals asking companies to review or report on company and contractor labor practices.



SP-938.REVIEW   DEVELOPING   COUNTRY   DEBT:   The  Company  will  vote  against
        shareholder proposals which request that management report on its criteria for lending to developing and/or emerging market economies.



SP-939.REVIEW  MILITARY  CONTRACTING   CRITERIA:    The   Company   will  oppose
        shareholder proposals that ask management to explain how it determines

CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)


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The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 whether to accept a defense contract, and what consideration, if any, it gives to the social, economic and ethical dimensions therein.



SP-940.REVIEW  ECONOMIC  CONVERSION:   The Company will vote against shareholder
        proposals which ask the management of a company heavily dependent on defense contracting for details on how it plans to provide for the continued economic and financial viability of the company.



SP-941.REVIEW  SPACE  WEAPONS:   The  Company  will   vote  against  shareholder
        proposals requesting management to report on the company's participation in the development of ballistic missile defense technologies and related space systems.



SP-942.REVIEW FOREIGN MILITARY SALES: The Company will vote against shareholder proposals to review the company's foreign military sales.



SP-943.LIMIT OR END NUCLEAR WEAPONS PRODUCTIONS: The Company will vote against shareholder proposals requesting that the company reduce or end its involvement in nuclear weapons productions.



SP-944.REVIEW  NUCLEAR  WEAPONS  PRODUCTION:   The  Company  will  vote  against
        shareholder proposals which ask the company to report on various aspects of its nuclear weapons production program.



SP-945.REVIEW FAIR LENDING POLICY:   The  Company  will vote against shareholder
        proposals that ask banks and other financial institutions to conduct reviews and issue reports pertaining to their fair lending policies.



SP-946.REVIEW  JOB  CUTS   OR   RELOCATIONS:   The  Company  will  vote  against
        shareholder proposals that ask a company to report on its rationale for job cuts or relocation and the impact these past or planned actions will have on the company's stakeholders.



SP-947.REPORT ON EEO: The Company will vote against shareholder proposals that ask a company to report on its equal employment opportunity (EEO) practices.



SP-948:BOARD INCLUSIVENESS: The Company will vote against shareholder proposals to include more women and members of racial minorities among director candidates.



SP-949.DROP SEXUAL ORIENTATION FROM EEO POLICY:   The  Company will vote against
        shareholder proposals that ask management to drop the reference to sexual orientation in corporate-wide non-discrimination policies.



CORPORATE RESPONSIBILITY - U.S. PROPOSALS (CONTINUED)



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The Allianz  Variable Insurance Products Trust - SAI - April 27, 2009

SP-950.ADOPT SEXUAL ORIENTATION ANTI-BIAS POLICY: The Company will vote against shareholder proposals that ask companies to adopt sexual orientation anti-bias policies.



SP-951.MONITOR/ADOPT ILO PROVISIONS:  The Company will vote against  shareholder
        proposals   asking   companies   to  enforce  core  International  Labor
        Organization (ILO) conventions.



SP-952.MISCELLANEOUS CORPORATE RESPONSIBILITY PROPOSALS: The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as "miscellaneous."





CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS



SP-901N.REVIEW   NUCLEAR  FACILITY/WASTE:   The  Company   will   vote   against
          shareholder proposals asking companies that operate nuclear power plants or handle radioactive waste to review the safety and competitiveness of these operations; to revise operating procedures, if necessary, to reduce safety risks; and to report to shareholders on these efforts.



SP-902N.REVIEW ENERGY EFFICIENCY  &  RENEWABLES:   The Company will vote against
          shareholder proposals that ask companies to reduce their reliance on nuclear and fossil fuels, to develop or use solar and wind power, or to promote energy efficiency.



SP-903N.CONTROL  GENERATION  OF  POLLUTANTS:   The  Company  will  vote  against
          shareholder proposals asking management to control emissions and solid waste generation and consider pollution prevention programs and product recycling initiatives.



SP-904N.REPORT  ON ENVIRONMENTAL IMPACT OR PLANS:  The Company will vote against
          shareholder   requests   for   additional   information  on  corporate
          environmental impact or plans.



SP-905N.REPORT OR TAKE ACTION ON CLIMATE CHANGE: The Company will vote against shareholder proposals that ask management to report or take action on climate change.



SP-906N.PRESERVE/REPORT  ON  NATURAL  HABITAT:   The  Company will vote  against
          shareholder proposals that ask management to take action or institute policy changes concerning the development of wilderness, open areas or cultural sites.



CORPORATE RESPONSIBILITY - NON-U.S. PROPOSALS (CONTINUED)



SP-907N.REVIEW CHARITABLE GIVING POLICY:  The Company will  evaluate shareholder proposals asking management to report to shareholders on the rationales for and recipients of their charitable giving programs on a case-by-case basis.


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SP-908N.REVIEW  POLITICAL  SPENDING  OR  LOBBYING:   The  Company  will evaluate
          shareholder   proposals  asking  management  to  report  on  corporate
          political activities on a case-by-case basis.



SP-909N.LIMIT  OR  END  POLITICAL  SPENDING:   The  Company  will  vote  against
          shareholder proposals to limit or end political spending.



SP-910N.DEVELOP/REPORT ON  HUMAN  RIGHTS  POLICY:   The  Company  will  evaluate
          shareholder proposals asking management to develop or report on the company's human rights policy on a case-by-case basis.



SP-911N.COMMIT TO INCREASE REPRESENTATION  OF  WOMEN:   The  Company  will  vote
          against shareholder proposals that ask companies to increase the representation of women on their boards or in senior managerial or professional professions.



SP-912N.MONITOR/ADOPT  ILO  CONVENTIONS:    The   Company   will   vote  against
          shareholder proposals asking companies to enforce core International Labor Organization (ILO) conventions.



SP-913N.MISCELLANEOUS CORPORATE RESPONSIBILITY PROPOSALS: The Company will vote against shareholder proposals relating to corporate responsibility issues that are described as "miscellaneous."





OTHER - U.S. PROPOSALS



SP-1001.MISCELLANEOUS  PROPOSALS:   The  Company  will  evaluate all shareholder
        proposals, except those relating to corporate responsibility issues, described as "miscellaneous" on a case-by-case basis.





OTHER - NON-U.S. PROPOSALS



SP-1001N.IMPROVE  DISCLOSURE:   The  Company   will   vote  against  shareholder
          proposals to improve company disclosure.



SP-1002N.MISCELLANEOUS  PROPOSALS:   The Company will evaluate  all  shareholder
          proposals, except those relating to corporate responsibility issues, described as "miscellaneous" on a case-by-case basis.

SHARES OUT ON LOAN - U.S. PROPOSALS



SP-1100.SHARES OUT ON LOAN: Proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.



SHARE BLOCKING AND SHARES OUT ON LOAN - NON-U.S. PROPOSALS


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SP-1100N.SHARE BLOCKING AND SHARES OUT ON LOAN: The Company will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, proxies will typically not be voted when shares are out on loan through client securities lending programs with their custodians.



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                             OPPENHEIMERFUNDS, INC.
                               OPPENHEIMER FUNDS

                    PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

                         (AS OF DECEMBER 5, 2005) AND

                  PROXY VOTING GUIDELINES (AS OF NOVEMBER 29, 2007)



      These Portfolio Proxy Voting Policies and Procedures, which include the attached "OppenheimerFunds Proxy Voting Guidelines" (the "Guidelines"), set forth the proxy voting policies, procedures and guidelines to be followed by
OppenheimerFunds, Inc. ("OFI") in voting portfolio proxies relating to securities held by clients, including registered investment companies advised or sub-advised by OFI ("Fund(s)").

A. Funds for which OFI has Proxy Voting Responsibility

      OFI Funds. Each Board of Directors/Trustees of the Funds advised by OFI (the "OFI Fund Board(s)") has delegated to OFI the authority to vote portfolio proxies pursuant to these Policies and Procedures and subject to Board supervision.

      SUB-ADVISED FUNDS. OFI also serves as an investment sub-adviser for a number of other non-OFI funds not overseen by the OFI Fund Boards ("Sub-Advised Funds"). Pursuant to contractual arrangements between OFI and many of those Sub-Advised Funds' managers, OFI is responsible for portfolio proxy voting of the portfolio proxies held by those Sub-Advised Funds.

      TREMONT FUNDS (FUNDS-OF-HEDGE FUNDS) Certain OFI Funds are structured as funds-of-hedge funds (the "Tremont Funds") and invest their assets primarily in underlying private investment partnerships and similar investment vehicles ("portfolio funds"). These Tremont Funds have delegated voting of portfolio proxies (if any) for their portfolio holdings to OFI. OFI, in turn, has delegated the proxy voting responsibility to Tremont Partners, Inc., the investment manager of the Tremont Funds.

      The underlying portfolio funds, however, typically do not solicit votes from their interest holders (such as the Tremont Funds). Therefore, the Tremont Funds' interests (or shares) in those underlying portfolio funds are not considered to be "voting securities" and generally would not be subject to these Policies and Procedures. However, in the unlikely event that an underlying portfolio fund does solicit the vote or consent of its interest holders, the Tremont Funds and Tremont Partners, Inc. have adopted these Policies and Procedures and will vote in accordance with these Policies and Procedures.

B.Proxy Voting Committee

        OFI's internal proxy voting committee (the "Committee") is responsible for overseeing the proxy voting process and ensuring that OFI and the Funds meet their regulatory and corporate governance obligations for voting of portfolio proxies.

      The  Committee  shall  adopt  a  written   charter   that   outlines   its
responsibilities and any amendments to the charter shall be provided to the Boards at the Boards' next regularly scheduled meetings.

      The Committee also shall receive and review periodic reports prepared by the proxy voting agent regarding portfolio proxies and related votes cast. The Committee shall oversee the proxy voting agent's compliance with these Policies and Procedures and the Guidelines, including any deviations by the proxy voting agent from the Guidelines.

      The Committee will meet on a regular basis and may act at the direction of two or more of its voting members provided one of those members is the Legal Department or Compliance Department representative. The Committee will maintain minutes of Committee meetings and provide regular reports to the OFI Fund Boards.

C.     Administration and Voting of Portfolio Proxies

      1. Fiduciary Duty and Objective


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      As an investment adviser that has been granted the authority to vote portfolio proxies, OFI owes a fiduciary duty to the Funds to monitor corporate events and to vote portfolio proxies consistent with the best interests of the Funds and their shareholders. In this regard, OFI seeks to ensure that all votes are free from unwarranted and inappropriate influences. Accordingly, OFI generally votes portfolio proxies in a uniform manner for the Funds and in accordance with these Policies and Procedures and the Guidelines.

      In meeting its fiduciary duty, OFI generally undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the Funds. Similarly, when voting on matters for which the Guidelines dictate a vote be decided on a case-by-case basis, OFI's primary consideration is the economic interests of the Funds and their shareholders.

      2.  Proxy Voting Agent

      On behalf of the Funds, OFI retains an independent, third party proxy voting agent to assist OFI in its proxy voting responsibilities in accordance with these Policies and Procedures and, in particular, with the Guidelines. As discussed above, the Committee is responsible for monitoring the proxy voting agent.

      In general, OFI may consider the proxy voting agent's research and analysis as part of OFI's own review of a proxy proposal in which the Guidelines recommend that the vote be considered on a case-by-case basis. OFI bears ultimate responsibility for how portfolio proxies are voted. Unless instructed otherwise by OFI, the proxy voting agent will vote each portfolio proxy in accordance with the Guidelines. The proxy voting agent also will assist OFI in maintaining records of OFI's and the Funds' portfolio proxy votes, including the appropriate records necessary for the Funds' to meet their regulatory obligations regarding the annual filing of proxy voting records on Form N-PX with the SEC.

      3.   Material Conflicts of Interest

      OFI votes portfolio proxies without regard to any other business relationship between OFI (or its affiliates) and the company to which the portfolio proxy relates. To this end, OFI must identify material conflicts of interest that may arise between the interests of a Fund and its shareholders and OFI, its affiliates or their business relationships. A material conflict of interest may arise from a business relationship between a portfolio company or its affiliates (together the "company"), on one hand, and OFI or any of its affiliates (together "OFI"), on the other, including, but not limited to, the following relationships:

        o OFI provides significant investment advisory or other services to a company whose management is soliciting proxies or OFI is seeking to provide such services;

        o an  officer   of  OFI  serves  on  the  board  of  a  charitable
           organization that receives charitable contributions from the company and the charitable organization is a client of OFI;

        o a company that is a significant selling agent of OFI's products and services solicits proxies;

        o OFI serves as an investment adviser to the pension or other investment account of the portfolio company or OFI is seeking to serve in that capacity; or

        o OFI and the company have a lending or other financial-related relationship.

In each of these situations, voting against company management's recommendation may cause OFI a loss of revenue or other benefit.

      OFI and its affiliates generally seek to avoid such material conflicts of interest by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. This arrangement alone, however, is insufficient to assure that material conflicts of interest do not influence OFI's voting of portfolio proxies. To minimize this possibility, OFI and the Committee employ the following procedures:

              o If the proposal that gives rise  to a material conflict is specifically addressed in the Guidelines, OFI will vote the portfolio proxy in accordance with the Guidelines, provided that the Guidelines do not provide discretion to OFI on how to vote on the matter (i.e., case-by-case);

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              o If the proposal that gives rise to a potential conflict is not specifically addressed in the Guidelines or provides discretion to OFI on how to vote, OFI will vote in accordance with its proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined there is no conflict of interest on the part of the proxy voting agent;
              o If  neither  of the previous two  procedures  provides  an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal; or the Committee may determine that voting on the particular proposal is impracticable and/or is outweighed by the cost of voting and direct OFI to abstain from voting.


      4.     CERTAIN FOREIGN SECURITIES

      Portfolio proxies relating to foreign securities held by the Funds are subject to these Policies and Procedures. In certain foreign jurisdictions, however, the voting of portfolio proxies can result in additional restrictions that have an economic impact or cost to the security, such as "share-blocking." Share-blocking would prevent OFI from selling the shares of the foreign security for a period of time if OFI votes the portfolio proxy relating to the foreign security. In determining whether to vote portfolio proxies subject to such restrictions, OFI, in consultation with the Committee, considers whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Accordingly, OFI may determine not to vote such securities. If OFI determines to vote a portfolio proxy and during the "share-blocking period" OFI would like to sell an affected foreign security for one or more Funds, OFI, in consultation with the Committee, will attempt to recall the shares (as allowable within the market time-frame and practices).



      5.  Securities Lending Programs

        The Funds may participate in securities lending programs with various counterparties. Under most securities lending arrangements, proxy voting rights during the lending period generally are transferred to the borrower, and thus proxies received in connection with the securities on loan may not be voted by the lender (i.e., the Fund) unless the loan is recalled. Alternatively, some securities lending programs use contractual arrangements among the lender, borrower and counterparty to arrange for the borrower to vote the proxies in accordance with instructions from the lending Fund.

      If a Fund participates in a securities lending program, OFI will attempt to recall the Funds' portfolio securities on loan and vote proxies relating to such securities if OFI determines that the votes involve matters that would have a material effect on the Fund's investment in such loaned securities.

      6.   SHARES OF REGISTERED INVESTMENT COMPANIES (FUND OF FUNDS)
      Certain OFI Funds are structured as funds of funds and invest their assets primarily in other underlying OFI Funds (the "Fund of Funds"). Accordingly, the Fund of Fund is a shareholder in the underlying OFI Funds and may be requested to vote on a matter pertaining to those underlying OFI Funds. With respect to any such matter, the Fund of Funds will vote its shares in the underlying OFI Fund in the same proportion as the vote of all other shareholders in that underlying OFI Fund (sometimes called "mirror" or "echo" voting).



D.Fund Board Reports and Recordkeeping

      OFI   will  prepare  periodic  reports  for  submission   to   the   Board
describing:

           o any issues arising under these Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in the Policies and Procedures; and
           o any proxy votes taken by OFI on behalf of the Funds since the last report to the Board which were deviations from the Policies and Procedures and the reasons for any such deviations.


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  In addition, no less frequently than annually, OFI will provide the Boards a written report identifying any recommended changes in existing policies based upon OFI's experience under these Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.



      OFI will maintain all records required to be maintained under, and in accordance with, the Investment Company Act of 1940 and the Investment Advisers Act of 1940 with respect to OFI's voting of portfolio proxies, including, but not limited to:



      o these Policies and Procedures, as amended from time to time;
      o Records  of  votes  cast   with   respect  to  portfolio  proxies,
        reflecting the information required to be included in Form N-PX;
      o Records of written client requests  for  proxy  voting information and any written responses of OFI to such requests; and
      o Any written materials prepared by OFI that were material to making a decision in how to vote, or that memorialized the basis for the decision.


E.Amendments to these Procedures

      In addition to the Committee's responsibilities as set forth in the Committee's Charter, the Committee shall periodically review and update these Policies and Procedures as necessary. Any amendments to these Procedures and Policies (including the Guidelines) shall be provided to the Boards for review, approval and ratification at the Boards' next regularly scheduled meetings.

F.Proxy Voting Guidelines

      The Guidelines adopted by the Boards of the Funds are attached as Appendix
A. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. Accordingly, the Guidelines address the issues OFI has most frequently encountered in the past several years.


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                                   Appendix A

                  OPPENHEIMERFUNDS, INC. AND OPPENHEIMER FUNDS

                       PORTFOLIO PROXY VOTING GUIDELINES

                        (DATED AS OF NOVEMBER 30, 2007)



1.OPERATIONAL ITEMS



   Amend Quorum Requirements.
        o Vote  AGAINST  proposals  to  reduce  quorum  requirements   for
           shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.


   Amend Minor Bylaws.
        o Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).


   Change Company Name.
        o Vote WITH Management


   Change Date, Time, or Location of Annual Meeting.
        o Vote FOR  management  proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
        o Vote   AGAINST   shareholder    proposals    to    change    the
           date/time/location   of   the   annual  meeting  unless  the  current
           scheduling or location is unreasonable.


   Transact Other Business.
        o Vote AGAINST proposals to approve other business when it appears as voting item.


      AUDITORS



   Ratifying Auditors
        o Vote FOR Proposals to ratify auditors, unless any of the following apply:
             o An auditor has a financial  interest in or association with the company, and is therefore not independent.
             o Fees for non-audit services are excessive.
             o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


        o Vote AGAINST shareholder proposals asking  companies to prohibit or limit their auditors from engaging in non-audit services.
        o Vote  AGAINST  shareholder  proposals  asking  for   audit  firm
           rotation.
        o Vote on a CASE-BY-CASE basis on shareholder proposals asking the company to discharge the auditor(s).
        o Proposals are adequately covered under applicable provisions of Sarbanes-Oxley Act or NYSE or SEC regulations.


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2.0THE BOARD OF DIRECTORS



      2.1  Voting on Director Nominees
           o Vote on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
             o Composition of the board and key board committees
             o Attendance at board meetings
             o Corporate governance provisions and takeover activity
             o Long-term company performance relative to a market index
             o Directors' investment in the company
             o Whether the chairman is also serving as CEO
             o Whether a retired CEO sits on the board


        o WITHHOLD VOTES: However,  there  are  some  actions by directors that should result in votes being WITHHELD. These instances include directors who:
             o Attend  less  than 75% of the board and committee  meetings without a valid excuse.
             o Implement or renew a dead-hand or modified dead-hand poison pill
             o Ignore  a  shareholder  proposal  that  is  approved  by  a majority of the shares outstanding.
             o Ignore  a  shareholder  proposal  that  is  approved  by  a majority of the votes cast for two consecutive years.
             o Failed to act  on takeover offers where the majority of the shareholders tendered their shares.
             o Are inside directors  or  affiliated  outsiders; and sit on the audit, compensation, or nominating committees or the company does not have one of these committees.
             o Are audit committee members; and the non-audit fees paid to the auditor are excessive.
             o Enacted egregious corporate governance  policies  or failed to replace management as appropriate.
             o Are  inside directors or affiliated outside directors;  and the full board is less than majority independent.
             o Are CEOs  of  public companies who serve on more than three public company boards, i.e., more than two public company boards other than their own board. (The term "public company" excludes an investment company.)
             o Serve on more than  six  public  company  boards. (The term
                "public company" excludes an investment company.)
        o Additionally,  the  following  should  result  in  votes   being
           WITHHELD (except from new nominees):
             o If the director(s) receive more than 50% withhold votes  of votes cast and the issue that was the underlying cause of the high level of withhold votes in the prior election has not been addressed.
             o If the company has adopted or renewed a poison pill without shareholder approval since the company's last annual meeting, does not put the pill to a vote at the current annual meeting, and there is no requirement to put the pill to shareholder vote within 12 months of its adoption. If a company that triggers this policy commits to putting its pill to a shareholder vote within 12 months of its adoption, OFI will not recommend a WITHHOLD vote.


           0.2   Board Size
           o Vote on a CASE-BY-CASE basis on shareholder proposals to maintain or improve ratio of independent versus non-independent directors.
           o Vote FOR proposals seeking to fix the board size or designate a range for the board size.
           o Vote  on  a  CASE-BY-CASE   basis   on  proposals  that  give
              management the ability to alter the size of the board outside of a specified range without shareholder approval.


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           0.2   Classification/Declassification of the Board
        o Vote AGAINST proposals to classify the board.
        o Vote FOR proposals to repeal classified boards and to elect all directors annually. In addition, if 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.


           1.2   Cumulative Voting
           o Vote FOR proposal to eliminate cumulative voting.


      2.5Require Majority Vote for Approval of Directors


        o OFI will generally vote FOR precatory and binding resolutions requesting that the board change the company's bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.


           Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.




      2.6Director and Officer Indemnification and Liability Protection

        o Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
        o Vote  FOR   proposals   to  eliminate  entirely  directors'  and
           officers' liability for monetary damages for violating the duty of care, provided the liability for gross negligence is not eliminated.
        o Vote FOR indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness, provided coverage is not provided for gross negligence acts.
        o Vote FOR only those proposals providing  such  expanded coverage
           in   cases   when  a  director's  or  officer's  legal  defense   was
           unsuccessful if both of the following apply:
             o The director was found to have acted in good faith and in a manner that he reasonable believed was in the best interests of the company, and
             o Only if the director's legal expenses would be covered.


      2.7Establish/Amend Nominee Qualifications

        o Vote on a CASE-BY-CASE basis on proposals that establish or amend director qualifications.
        o Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
        o Vote AGAINST shareholder proposals requiring two candidates per board seat.


      2.8Filling Vacancies/Removal of Directors.

        o Vote AGAINST proposals that provide that directors may be removed only for cause.
        o Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
        o Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
        o Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


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      2.9Independent Chairman (Separate Chairman/CEO)

        o Generally vote FOR shareholder  proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal such as a counterbalancing governance structure. This should include all of the following:
             o Designated   lead   director,  elected  by  and  from   the
                independent board members with clearly delineated and comprehensive duties
             o Two-thirds independent board
             o All-independent key committees
             o Established governance guidelines
             o The company  should  not  have underperformed its peers and index on a one-year and three-year basis, unless there has been a change in the Chairman/CEO position within that time. Performance will be measured according to shareholder returns against index and peers from the performance summary table.


      2.10Majority of Independent Directors/Establishment of Committees

        o Vote FOR shareholder proposals asking that a majority of directors be independent but vote CASE-BY-CASE on proposals that more than a majority of directors be independent. NYSE and NASDAQ already require that listed companies have a majority of independent directors.
        o Vote  FOR  shareholder   proposals   asking  that  board  audit,
           compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.


      2.11Open Access

        o Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct. (At the time of these policies, the SEC's proposed rule in 2003 on Security Holder Director Nominations remained outstanding.)


      2.12Stock Ownership Requirements

        o Vote on a CASE-BY-CASE basis on shareholder proposals that mandate a minimum amount of stock that a director must own in order to qualify as a director or to remain on the board. While stock ownership on the part of directors is favored, the company should determine the appropriate ownership requirement.
        o Vote on a CASE-BY-CASE basis on shareholder proposals asking companies to adopt holding periods or retention ratios for their executives, taking into account:
             o Whether the company has any holding period, retention ratio or officer ownership requirements in place. These should consist of: Rigorous stock ownership guidelines or short-term holding period requirement (six months to one year) coupled with a significant long-term ownership requirement or a meaningful retention ratio.
             o Actual officer stock ownership and the degree to  which  it meets or exceeds the proponent's suggested holding period/retention ratio or the company's own stock ownership or retention requirements.


      2.13Age or Term Limits

        o Vote AGAINST shareholder or  management  proposals  to limit the
           tenure   of   directors  either  through  term  limits  or  mandatory
           retirement ages.  OFI views as management decision.

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3.0PROXY CONTESTS



  3.1Voting for Director Nominees in Contested Elections

        o Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis considering the following factors:
             o Long-term  financial  performance  of  the  target  company relative to its industry
             o Management's track record
             o Background to the proxy contest
             o Qualifications of director nominees (both slates)
             o Evaluation  of  what each side is offering shareholders  as well as the likelihood that the proposed objectives and goals can be met
             o Stock ownership position


      3.2Reimbursing Proxy Solicitation Expenses

        o Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases, which OFI recommends in favor of the dissidents, OFI also recommends voting for reimbursing proxy solicitation expenses.


      3.3Confidential Voting

        o Vote AGAINST shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election.
        o If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.


4.0ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES



  4.1Advance Notice Requirements for Shareholder Proposals/Nominations.

        o Votes  on  advance notice proposals are determined on a CASE-BY-
           CASE basis, generally giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.


      4.2Amend Bylaws without Shareholder Consent

        o Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
        o Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.


      4.3Poison Pills

        o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in Supplemental Executive Retirement Plan agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.
        o Vote AGAINST proposals that increase authorized common stock fro the explicit purpose of implementing a shareholder rights plan (poison pill).

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        o Vote  FOR  share  holder  proposals  requesting that the company submit its poison pill to a shareholder vote or redeem it.
        o Vote FOR shareholder proposals asking  that  any  future pill be put to a shareholder vote.


      4.4Shareholder Ability to Act by Written Consent

        o Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
        o Vote FOR proposals to allow or make easier shareholder action by written consent.


      4.5Shareholder Ability to Call Special Meetings

        o Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
        o Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


      4.6Establish Shareholder Advisory Committee

        o Vote WITH Management


      4.7Supermajority Vote Requirements

        o Vote AGAINST proposals to require a supermajority shareholder vote.
        o Vote FOR proposals to lower supermajority vote requirements.


5.0MERGERS AND CORPORATE RESTRUCTURINGS



  5.1Appraisal Rights

   o Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


      5.2Asset Purchases

        o Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
             o Purchase price
             o Fairness opinion
             o Financial and strategic benefits
             o How the deal was negotiated
             o Conflicts of interest
             o Other alternatives for the business
             o Non-completion risk


      5.3Asset Sales

        o Vote CASE-BY-CASE on asset sale proposals, considering the following factors:
             o Impact on the balance sheet/working capital
             o Potential elimination of diseconomies
             o Anticipated financial and operating benefits
             o Anticipated use of funds
             o Value received for the asset
             o Fairness opinion

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             o How the deal was negotiated
             o Conflicts of interest


      5.4Bundled Proposals

        o Review on a CASE-BY-CASE basis on bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.


      5.5Conversion of Securities

        o Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals, the investor should review the dilution to existing shareholders, the conversion price relative to the market value, financial issues, control issues, termination penalties, and conflicts of interest.


      5.6Corporate   Reorganization/Debt  Restructuring/Prepackaged   Bankruptcy
           Plans/Reverse Leveraged Buyouts/Wrap Plans

        o Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
             o Dilution to existing shareholders' position
             o Terms of the offer
             o Financial issues
             o Management's efforts to pursue other alternatives
             o Control issues
             o Conflicts of interest


        o Vote CASE-BY-CASE on the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.


      5.7Formation of Holding Company

              o Votes on proposals  regarding  the  formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
             o The reasons for the change
             o Any financial or tax benefits
             o Regulatory benefits
             o Increases in capital structure
             o Changes  to  the articles of incorporation or bylaws of the company.


        o Absent   compelling   financial   reasons   to   recommend   the
           transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
             o Increases in common or preferred  stock  in  excess  of the allowable maximum as calculated by the ISS Capital Structure Model.
             o Adverse changes in shareholder rights.


      5.8Going Private Transactions (LBOs and Minority Squeezeouts)

                    o Votes on going private transactions  on  a  CASE-BY-
                       CASE basis, taking into account the following:

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             o Offer price/premium
             o Fairness opinion
             o How the deal was negotiated
             o Conflicts of interests
             o Other alternatives/offers considered
             o Non-completion risk


      5.9Joint Venture

                    o Votes  on a CASE-BY-CASE basis on proposals to  form
                       joint ventures, taking into account the following:
             o Percentage of assets/business contributed
             o Percentage of ownership
             o Financial and strategic benefits
             o Governance structure
             o Conflicts of interest
             o Other alternatives
             o Non-completion risk


      5.10Liquidations

                    o Votes on  liquidations  should be made on a CASE-BY-
                       CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
                    o Vote on a CASE-BY-CASE  basis,  if  the company will
                       file for bankruptcy if the proposal is not approved. 5.11Mergers and Acquisitions/Issuance of Shares to Facilitate Merger or Acquisition

        o Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
             o Prospects  of the combined company,  anticipated  financial and operating benefits
             o Offer price (premium or discount)
             o Fairness opinion
             o How the deal was negotiated
             o Changes in corporate governance
             o Change in the capital structure
             o Conflicts of interest


      5.12Private Placements/Warrants/Convertible Debenture

        o Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the invest should review:
             o Dilution to existing shareholders' position
             o Terms of the offer
             o Financial issues
             o Management's efforts to pursue other alternatives
             o Control issues
             o Conflicts of interest


      5.13Spinoffs

        o Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

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             o Tax and regulatory advantages
             o Planned use of the sale proceeds
             o Valuation of spinoff
             o Fairness opinion
             o Benefits to the parent company
             o Conflicts of interest
             o Managerial incentives
             o Corporate governance changes
             o Changes in the capital structure


      5.14Value Maximization Proposals

        o Votes on a CASE-BY-CASE basis on shareholder  proposals  seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution and whether the company is actively exploring its strategic options, including retaining a financial advisor.


      5.15Severance Agreements that are Operative in Event of Change in Control

        o Review CASE-BY-CASE, with consideration give to ISS "transfer-of-wealth" analysis. (See section 8.2)


6.0STATE OF INCORPORATION



  6.1Control Share Acquisition Provisions

        o Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.
        o Vote AGAINST proposals to amend the charter to include control share acquisition provisions.
        o Vote FOR proposals to restore voting rights to the control shares.


      6.2Control Share Cashout Provisions

        o Vote FOR proposals to opt out of control share cashout statutes.


      6.3Disgorgement Provisions

        o Vote FOR proposals to opt out of state disgorgement provisions.


      6.4Fair Price Provisions

        o Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
        o Generally vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.


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      6.5Freezeout Provisions

        o Vote FOR proposals to opt out of state freezeout provisions.


      6.6Greenmail

        o Vote  FOR proposals to adopt  anti-greenmail  charter  of  bylaw
           amendments  or   otherwise  restrict  a  company's  ability  to  make
           greenmail payments.
        o Review on a CASE-BY-CASE basis on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.






      6.7Reincorporation Proposals

        o Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
        o Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.


      6.8Stakeholder Provisions

        o Vote  AGAINST  proposals  that  ask  the board to consider  non-
           shareholder  constituencies  or  other  non-financial   effects  when
           evaluating a merger or business combination.


      6.9State Anti-takeover Statutes

        o Review  on  a CASE-BY-CASE basis proposals to opt in or  out  of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).


7.0CAPITAL STRUCTURE



  7.1Adjustments to Par Value of Common Stock

        o Vote FOR management proposals to reduce the par value of common stock.


      7.2Common Stock Authorization

        o Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
        o Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
        o Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.


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      7.3Dual-Class Stock

        o Vote AGAINST proposals to create a new class of common stock with superior voting rights.
        o Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
             o It is intended for  financing  purposes  with minimal or no dilution to current shareholders
             o It  is  not  designed to preserve the voting  power  of  an insider or significant shareholder


      7.4Issue Stock for Use with Rights Plan

                    o Vote  AGAINST  proposals  that  increase  authorized
                       common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).


      7.5Preemptive Rights

                    o Review  on  a  CASE-BY-CASE   basis  on  shareholder
                       proposals that seek preemptive rights. In evaluating proposals on preemptive right, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.


      7.6Preferred Stock

                    o Vote  FOR  shareholder proposals to submit preferred
                       stock issuance to shareholder vote.
                    o Vote AGAINST  proposals  authorizing the creation of
                       new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
                    o Vote FOR proposals to create "declawed"  blank check
                       preferred stock (stock that cannot be used as a takeover defense)
                    o Vote  FOR proposals to authorize preferred stock  in
                       cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
                    o Vote AGAINST proposals  to  increase  the  number of
                       blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
                    o Vote AGAINST proposals  to  increase  the  number of
                       blank check preferred shares unless, (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.


      7.7Pledge of Assets for Debt (Generally Foreign Issuers)

                    o OFI will consider  these proposals on a CASE-BY-CASE
                       basis. Generally, OFI will support increasing the debt-to-equity ratio to 100%. Any increase beyond 100% will require further assessment, with a comparison of the company to its industry peers or country of origin.


           In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300%.







  7.8Recapitalization

                    o Votes      CASE-BY-CASE     on     recapitalizations
                       (reclassification of securities), taking into account the following:
             o More simplified capital structure

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             o Enhanced liquidity
             o Fairness of conversion terms
             o Impact on voting power and dividends
             o Reasons for the reclassification
             o Conflicts of interest
             o Other alternatives considered


      7.9Reverse Stock Splits

                    o Vote FOR management proposals to implement a reverse
                       stock split when the number of authorized shares will be proportionately reduced.
                    o Vote FOR management proposals to implement a reverse
                       stock split to avoid delisting.
                    o Votes on proposals  to  implement  a  reverse  stock
                       split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.


      7.10Share Purchase Programs

                    o Vote  FOR  management  proposals to institute  open-
                       market share repurchase plans in which all shareholders may participate on equal terms.


      7.11Stock Distributions: Splits and Dividends

                    o Vote FOR management proposals to increase the common
                       share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.


      7.12Tracking Stock

        o Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.


8.0EXECUTIVE AND DIRECTOR COMPENSATION



  8.1Equity-based Compensation Plans

        o Vote compensation proposals on a CASE-BY-CASE basis.
        o In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes compensation proposals that OFI believes to be excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.
        o Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation)

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        o increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.


      8.2Director Compensation


           o Examine  compensation proposals on a CASE-BY-CASE basis.   In
              general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes excessive compensation proposals, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.


           o Vote FOR retirement plans for non-employee directors if the number of shares reserve is less than 3% of outstanding shares and the exercise price is 100% of fair market value.


           o Vote AGAINST shareholder proposals to eliminate retirement plans for non-employee directors, if the number of shares is less than 3% of outstanding shares and exercise price is 100% of fair market value.



      8.3Bonus for Retiring Director

        o Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.


      8.4Cash Bonus Plan

        o Consider on a CASE-BY-CASE  basis.   In  general,  OFI considers
           compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.


      8.5Stock Plans in Lieu of Cash

        o Generally vote FOR management proposals, unless OFI believe the proposal is excessive.


           In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.



        o Vote FOR plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
        o Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.


      8.6[Reserved]

      8.7Management Proposals Seeking Approval to Reprice Options

        o Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
             o Historic trading patterns
             o Rationale for the repricing
             o Value-for-value exchange
             o Option vesting

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             o Term of the option
             o Exercise price
             o Participation


      8.8Employee Stock Purchase Plans

        o Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
        o Votes FOR employee stock purchase plans where ALL of the following apply:
             o Purchase price is at least 85% of fair market value
             o Offering period is 27 months or less
             o The  number  of shares allocated to the plan is 10% or less of the outstanding shares
        o Votes AGAINST employee stock purchase plans where any of the following apply:
             o Purchase price is at least 85% of fair market value
             o Offering period is greater than 27 months
             o The number of shares allocated to the plan is more than 10%
                of the outstanding shares


      8.9Incentive  Bonus  Plans  and  Tax Deductibility Proposals (OBRA-Related
           Compensation Proposals)

        o Vote  FOR  proposals  that   simply  amend  shareholder-approved
           compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
        o Vote   FOR  proposals  to  add  performance  goals  to  existing
           compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
        o Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
        o Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.


      8.10Employee Stock Ownership Plans (ESOPs)

        o Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than 5% of outstanding shares.)


      8.11Shareholder Proposal to Submit Executive Compensation  to  Shareholder
           Vote

        o Vote WITH MANAGEMENT.


      8.12401(k) Employee Benefit Plans

        o Vote FOR proposals to implement a 401(k) savings plan for employees.


      8.13Shareholder Proposals Regarding Executive and Director Pay

        o Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

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        o Generally vote FOR shareholder proposals seeking disclosure regarding the company's, board's, or committee's use of compensation consultants, such as company name, business relationship(s) and fees paid.
        o Vote WITH MANAGEMENT on shareholder proposals requiring director fees be paid in stock only.
        o Vote FOR shareholder proposals to put option repricings to a shareholder vote.
        o Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


      8.14Performance-Based Stock Options

        o Generally  vote  FOR shareholder proposals advocating the use of
           performance-based  stock   options   (indexed,   premium-priced,  and
           performance-vested options), unless:
             o The proposal is overly restrictive (e.g.,  it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options), or
             o The company demonstrates  that  it  is  using a substantial portion of performance-based awards for its top executives


      8.15Pay-for-Performance

        o Generally   vote   FOR  shareholder  proposals  that   align   a
           significant portion of total  compensation  of  senior  executives to
           company  performance.   In  evaluating  the  proposals, the following
           factors will be analyzed:
             o What  aspects  of  the company's short-term  and  long-term incentive programs are performance driven?
             o Can shareholders assess  the  correlation  between  pay and performance based on the company's disclosure?
             o What type of industry does the company belong to?
             o Which  stage  of the business cycle does the company belong to?




      8.16Golden Parachutes and Executive Severance Agreements

        o Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
        o Vote on a CASE-BY-CASE basis on proposals  to  ratify  or cancel
           golden   parachutes.  An  acceptable  parachute  should  include  the following:
             o The  parachute  should  be  less attractive than an ongoing employment opportunity with the firm
             o The  triggering  mechanism should  be  beyond  the  control management
             o The amount should  not  exceed three times base salary plus guaranteed benefits


      8.17Pension Plan Income Accounting

        o Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.


      8.18Supplemental Executive Retirement Plans (SERPs)

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        o Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreement to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what it offered under employee-wide plans.
        o Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company's supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive's annual salary and excluding all incentive or bonus pay from the plan's definition of covered compensation used to establish such benefits.


      8.19Claw-back of Payments under Restatements

        o Vote on a CASE-BY-CASE basis on shareholder proposals requesting clawbacks or recoupment of bonuses or equity, considering factors such as:
             o The  coverage  of employees,  whether  it  applies  to  all employees, senior executives or only employees committing fraud which resulted in the restatement
             o The nature of the proposal  where  financial restatement is due to fraud
             o Whether  or  not  the  company  has had material  financial problems resulting in chronic restatements
             o The adoption of a robust and formal bonus/equity recoupment policy
              o If  a company's bonus recoupment  policy  provides  overly broad discretion to the board in recovering compensation, generally vote FOR the proposal.
              o If   the  proposal  seeks  bonus  recoupment  from  senior
                 executives or employees committing fraud, generally vote FOR the proposal.


9.0SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES



  In the case of social, political and environmental responsibility issues, OFI believes the issues do not primarily involve financial considerations and OFI ABSTAINS from voting on those issues.


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                                     PIMCO



                      PROXY VOTING POLICY AND PROCEDURES[1



      ]The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC
("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").[2] PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.[3] These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.[4]



      PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.[5]


[1]   Revised as of May 7, 2007.
[2] These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).
[3] These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.
[4] Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.
[5] For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients. For purposes of these Policies and Procedures, voting or consent rights shall not include matters which are primarily investment decisions, including tender offers, exchange offers, conversions, put options, redemptions, and dutch auctions.

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      Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

GENERAL STATEMENTS OF POLICY



      These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

      PIMCO may abstain from voting a client proxy under the following circumstances: (1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

CONFLICTS OF INTEREST

      PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

      1. convening an ad-hoc committee to assess and resolve the conflict;[6]

      2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

      3. voting the proxy in accordance with the recommendation of an independent third-party service provider;

      4. suggesting that the client engage another party to determine how the proxies should be voted;

      5. delegating the vote to an independent third-party service provider; or

      6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.




6 Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

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REPORTING REQUIREMENTS AND THE AVAILABILITY OF PROXY VOTING RECORDS

      Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO RECORD KEEPING

      PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client;
(4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

      Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

REVIEW AND OVERSIGHT

      PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on an annual basis, of its proxy voting activities and the implementation of these Policies and Procedures.

      Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

      1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Compliance Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

      2. Conflicts of Interest. PIMCO's Compliance Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to PIMCO's Middle Office Group for consideration by the appropriate portfolio manager(s). However, if a conflict does exist, PIMCO's Compliance Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

      3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

      4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

      5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

      6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

CATEGORIES OF PROXY VOTING ISSUES

      In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

      BOARD OF DIRECTORS

      1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

      2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

      3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board; (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

      4. Separation of Chairman and CEO Positions. PIMCO may consider the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

      5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

      6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors: (i) the benefits of additional vested interest in the issuer's stock; (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.


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      PROXY CONTESTS AND PROXY CONTEST DEFENSES

      1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election:
(i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders; (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

      2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses:
(i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

      3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

      4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

      5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

      6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

  TENDER OFFER DEFENSES

      1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer; (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

      2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

      3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and
(iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

  CAPITAL STRUCTURE

      1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

      2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

      3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

      4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and (ii) issues related to delisting the issuer's stock.

  EXECUTIVE AND DIRECTOR COMPENSATION

      1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.

      2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

      3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

      STATE OF INCORPORATION

      State Takeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

  MERGERS AND RESTRUCTURINGS

      1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price;
(iii) prospects of the combined companies; (iv) how the deal was negotiated; and
(v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

      2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.



      INVESTMENT COMPANY PROXIES



For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.


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For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.



      1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and
(iv) the fund's performance.

      2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

      3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

      4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective;
(iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

      5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

      6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

      7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

      8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

      9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

      10.Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

      11.Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and (iii) the increased flexibility available.


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

      12.Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

      DISTRESSED AND DEFAULTED SECURITIES

      1.Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

      2.Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.

  MISCELLANEOUS PROVISIONS

      1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and (ii) PIMCO's responsibility to consider actions before supporting them.

      2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

      3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

      4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.



                             *    *    *    *    *



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               SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA INC.
    Policy Relating To Identifying And Acting Upon Conflicts Of Interest In
                  Connection With Its Proxy Voting Obligations

This document sets forth Schroder Investment Management North America Inc.'s ("Schroders") policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that Schroders:
* Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and
* Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how Schroders voted proxies.

Rule 30b1-4 requires that the Schroders US Mutual Funds (the "Funds"):
* Disclose their proxy voting policies and procedures in their registration statements and
* Annually, file with the SEC and make available to shareholders their actual proxy voting.


(A) PROXY VOTING GENERAL PRINCIPLES

Schroders will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by Schroders (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, Schroders generally adheres to the Global Corporate Governance Policy (the "Policy"), as revised from time to time. The Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the Schroders Proxy Committee, sets forth Schroders's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

Schroders uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to Schroders is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although Schroders may consider ISS's and others' recommendations on proxy issues, Schroders bears ultimate responsibility for proxy voting decisions.

Schroders may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS

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From time to time, proxy voting proposals may raise conflicts between the interests of Schroders's clients and the interests of Schroders and/or its employees. Schroders is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:
* Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with Schroders;
* A proponent of a proxy proposal has a client relationship with Schroders;
* A proponent of a proxy proposal has a business relationship with Schroders;
* Schroders has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If Schroders receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:
* Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.
* Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither Schroders nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, Schroders will address matters involving such conflicts of interest as follows: A. If a proposal is addressed by the Policy, Schroders will vote in accordance with such Policy; B. If Schroders believes it is in the best interests of clients to depart from the Policy, Schroders will be subject to the requirements of C or D below, as applicable; C. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, Schroders may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against Schroders's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and D. If the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and Schroders believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Schroders must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by Schroders; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

Schroders will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be maintained for six years and may be retained electronically.

ADDITIONAL REPORTS AND DISCLOSURES FOR THE SCHRODER FUNDS

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by Schroders, the following information will be made available to the

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Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4:
For each matter on which a fund is entitled to vote:
* Name of the issuer of the security;
* Exchange ticker symbol;
* CUSIP number, if available;
* Shareholder meeting date;
* Brief summary of the matter voted upon;
* Source of the proposal, i.e., issuer or shareholder;
* Whether the fund voted on the matter;
* How the fund voted; and
* Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds' actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.


July 30, 2003


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                         SCHRODER INVESTMENT MANAGEMENT

                          GLOBAL CORPORATE GOVERNANCE

                                POLICY SYNOPSIS



We believe that companies, which are well governed and operate in a responsible and sustainable way, should have the culture and transparent mechanisms in place to support their long-term health and shareholder value. Good corporate governance establishes a framework that facilitates both this and the agency relationship that exists between shareholders and a company's management.



SCHRODERS' APPROACH



As an active manager, we adopt an integrated approach to investment, which combines the skills of fund managers, analysts and dedicated corporate governance specialists in a focussed, individual approach to companies. Decisions to invest in or sell a share are made on the basis of shareholder value and risk and, in making such decisions, corporate governance is one of the range of issues that is taken into account.



Our assessment of the companies in which we invest is based on a reasoned and pragmatic approach. This recognises that companies, whether in different markets or in terms of size or industry, do not all conform to a single structure and, as a result, their approach to issues and the proposals or resolutions that they bring forward, may not always be `standard'.



While it is not our role or intention to get involved in the micro-management of companies, it is our role to monitor the stewardship of the underlying assets and operations that make up our investments. A considered policy on corporate governance and proxy voting is, therefore, an integral part of our approach to protecting our clients' long-term interests and the value of the investments made on their behalf.


PROXY VOTING



Voting rights represent one of the most tangible forms of engagement with companies. At their most significant, these can affect the structure, development and future of a company. More commonly, they highlight perceived issues and shareholder concerns to management. In addition, they also routinely provide shareholder endorsement for management.



We recognize our responsibility to make considered use of voting rights that are an integral part of the assets that we manage. We therefore evaluate voting issues on investments and, where we have the authority to do so, vote on them in line with our fiduciary responsibilities, in what we deem to be the long-term financial interests of our clients.



We normally support the management of companies in which we invest in routine, non-controversial matters e.g. the election of directors or the approval of distributions and dividends. We will, however, withhold support or oppose management if we believe that it is in the best long-term interests of our
clients to do so.   Where we believe that significant issues exist or issues
remain unresolved after discussions with management we may also, if appropriate, take action in addition to voting; for example, through attendance and participation at shareholder meetings.


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OPERATIONAL ARRANGEMENTS



At an operational level corporate governance and proxy voting is overseen by a Committee of fund managers working with corporate governance specialists, investment analysts, and others. Their role is threefold (i) to monitor and advise on specific corporate governance issues (ii) to ensure compliance with our corporate governance and proxy voting policies and (iii) to review those policies.



The Corporate Governance Team report to the Committee, and have responsibility for assessing Annual and Extraordinary General Meeting resolutions of the companies in which we invest. Other relevant members of our research and fund management teams are engaged in the process when addressing controversial issues or issues which could potentially damage shareholder value. With corporate governance integrated into the overall investment process, rather than being dealt with as a separate function, the focus is on ensuring that voting rights are used to enhance and protect the long-term interests and value of our investments.



By way of example, in assessing voting issues the following are indicative of the types of proposal that would give rise to concern and, consequently, would generally be opposed:



* Any proposal materially reducing shareholders' rights or damaging to shareholders' interests.


        o Proposals to allow unlimited capital authorizations or blank cheque preferred stock.


* The disapplication of pre-emption rights in breach of recognized market guidelines or, in any case, an overall limit of 10%.


        o Non-preemptive issues at a discount of more than 5% to the prevailing market price.

        o Proposals to raise capital from the public markets using different classes of share that, in particular, do not feature one vote for each share.


        o The creation or continuation of poison pill arrangements, take-over defences or other equivalent arrangements.

        o The discharge or indemnification of the Board or Management where we are aware of outstanding issues.


        o The introduction of classified or staggered boards or any other move away from annual re-election of directors.


* The appointment or re-appointment of any director where that individual's appointment would lead to an unacceptable proportion of non-independent directors on the Board or on a board sub-committee.


 o Proposals on elements of directors' remuneration that are excessive relative to comparable companies in the industry.


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 o Incentive plan proposals that are not structured in line with market best practice in relation to performance linkage, pricing or dilution.

 o The appointment or re-appointment of auditors where there are significant concerns about their suitability.


 o Any proposals to include auditors in directors and officers liability insurance or otherwise indemnify them.


SIMIL will evaluate and vote for or against any proxy requests relating to the following securities:

      o Largest 500 International holdings by value.
      o Largest 250 UK holdings by value.
      o Japanese holdings where SIM hold above 5% of market capital.
      o European Small Cap holdings where SIM own above 2% of market capital.


SIMIL will normally vote all proxies unless there is insufficient information with which to make a decision or where market conventions make it onerous or expensive to vote compared with the benefits of doing so.



Regular reports are made available to clients on the use made of voting rights.


The following is a supplemental note- outlining Global Corporate Governance
Principles:

                     GLOBAL CORPORATE GOVERNANCE PRINCIPLES



LEVELS OF REGULATION, DISCLOSURE AND ACCOUNTABILITY CAN VARY CONSIDERABLE BETWEEN MARKETS AND, FROM A PRACTICAL PERSPECTIVE, IT IS NECESSARY TO ASSESS COMPANIES IN CONTEXT AGAINST PREVAILING BEST PRACTICE, HAVING REGARD TO PREVAILING MARKET PRACTICE, IN PARTICULAR, LOCAL REGULATORY AND LEGAL STANDARDS AND FRAMEWORKS. BY WAY OF EXAMPLE FOR TWO LEADING FINANCIAL MARKETS THESE
INCLUDE:



(I)UK - FINANCIAL SERVICES AUTHORITY (FSA) LISTING RULES, THE COMBINED CODE[[[5]] and the Pre-emption Group Guidelines[[[6]].



(II)US - SECURITIES AND EXCHANGE COMMISSION (SEC) REGULATIONS[[[7]], the Investment Company Institute[[[8]] and the Council of Institutional Investors[[[9]] guidelines on governance.



WHILE RECOGNIZING SUCH VARIATIONS, IT IS NEVERTHELESS APPROPRIATE TO ARTICULATE THE CORE PRINCIPLES OF GOOD PRACTICE THAT ALL COMPANIES ACCESSING THE GLOBAL CAPITAL MARKETS SHOULD, AS A MINIMUM, ASPIRE TO AND WHICH UNDERPIN OUR VIEWS ON A GLOBAL APPROACH TO CORPORATE GOVERNANCE. THESE ARE SET OUT BELOW AND DRAW ON THE PRINCIPLES ESTABLISHED BY THE ORGANIZATION FOR ECONOMIC CO-OPERATION AND DEVELOPMENT ("OECD")[[[10]], and the International Corporate Governance Network ("ICGN")[[[11]].

][5][] :http://www.fsa.gov.uk/ukla

][6][] :http://www.ivis.computasoft.com

][7][] :http://www.sec.gov/

][8][] :http://www.ici.org/newsroom/industry_issues_governance.html  (see also
   Appendix B)

][9][] :http://www.cii.org/policy.htm

][10][] :www.oecd.org - see section headed `governance':
   http://www.oecd.org/daf/corporate-affairs/governance/

][11][] :www.icgn.org

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

TAKING A LONG-TERM VIEW, THE DEVELOPMENT, ENHANCEMENT, PROMOTION AND UNDERSTANDING OF APPROPRIATE STANDARDS AND INDUSTRY BEST PRACTICE, BOTH ACROSS SECTORS AND ACROSS MARKETS, IS IMPORTANT. REFLECTING THIS WE PARTICIPATE IN AND/OR SUPPORT A RANGE OF INITIATIVES AND ORGANIZATIONS, BOTH AT A NATIONAL LEVEL AND INTERNATIONALLY[[[12]].



1. CORPORATE OBJECTIVE

The overriding objective of a company should be to optimise over time the returns to its shareholders. Corporate governance practices should focus board attention on this. Where other considerations might significantly or materially affect this objective, such as issues of corporate social responsibility or legislative and regulatory requirements, they should be clearly identified and disclosed, along with appropriate details of the company's policy and approach to them.

In seeking to achieve this objective, the company should focus on excelling in specific sector peer group comparisons and on the long-term viability of its business and manage its relationships with stakeholders effectively and sensitively. i.e. those with a legitimate interest in the operation of the business, such as employees, customers, suppliers, creditors and the communities in which the company operates.

2. COMMUNICATIONS, TRANSPARENCY AND REPORTING

Companies should disclose accurate, adequate, clear and timely information, in particular meeting market guidelines where they exist, so as to allow investors to make informed decisions about the acquisition, ownership, obligations and rights, and sale of shares. Clarity and transparency over the company's governance arrangements is a key element of this.


3. STRATEGIC FOCUS

Where management propose significant changes to the business or significant transactions shareholders should be given the right to approve the proposals.

o Major strategic modifications to the core business(es) of a company should not be made without prior shareholder approval of the proposed modification.
o Major corporate changes that in substance or effect materially dilute the equity or erode the economic interests or share ownership rights of existing shareholders[[[13]] should not be made without prior shareholder approval of the proposed change.
o In addition, with the exception of those that could reasonably be deemed insignificant, any transactions with related parties[[[14]] should not be made without prior shareholder approval.
o Shareholders should be given sufficient information about any such proposal[[[15]], sufficiently early, to allow them to make an informed judgement and exercise their voting rights.

4. BOARD OF DIRECTORS

][12][] :For example, the Institute of International Finance's Equity Advisory
   Group on international investment in the emerging markets and corporate governance (www.iif.com)


][13][] :for example a sale or transfer of 10% or more of the company or group
   (on a consolidated basis), measured by gross assets, net profits before tax, turnover or gross capital.

][14][] :for example, transactions with (i) members of the board or senior executives, their families, associates or businesses in which they have an ownership stake or (ii) major shareholders and their affiliates.

][15][] :this might include, for example, advice form the independent directors that a proposal or transactions was in the best interests of shareholders as a whole.

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

The board of directors, or supervisory board, (as an entity and each of its members as individuals) is a fiduciary for all shareholders, and should be accountable to the shareholder body as a whole.

o Boards should adopt effective corporate governance policies, structures and practices that should protect and enhance accountability to and equal treatment of shareholders.
o Boards should neither be too small to maintain the needed expertise and independence, nor too large to be efficiently functional. Independent[[[16]] non-executives should ideally comprise a substantial majority of the board though we recognise that board structures in some markets may not enable this. Every individual member of the board should stand for re-election annually (or no less than every three years where annual re-election is not the norm or best practice).
o Audit and remuneration sub-committees should be established and composed wholly of independent non-executives. A nomination sub-committee should be established and should ideally be composed wholly of non-executives, at least two thirds of whom should be independent.
o Companies should disclose - at the time of the appointment to the board and thereafter in each annual report or proxy statement - sufficient biographical information[[[17]] to enable investors to make a reasonable assessment of the value they add to the company and their independence. Information on the appointment procedure should also be disclosed annually.
o Boards should ensure that non-executive members have appropriate competencies and their responsibilities should include monitoring and contributing effectively to the strategy and performance of management, staffing key committees of the board, and influencing the conduct of the board as a whole.

5. INTERNAL CONTROLS AND AUDIT


Directors must ensure they maintain a sound system of internal control and review its effectiveness regularly, seeking to embrace best practice[[[18]] in this area. Investor perceptions of a company are influenced by the level of risk that it faces and by the way it manages those risks.


o The role of the Audit Committee is key both to ensuring that a sound system of internal control is maintained in a company, including ensuring that the company presents a balanced, clear and understandable assessment of its position and prospects, as well as the accounting policies and practices it adopts. (General adherence to minimum standards will rarely be sufficient).
o The chairmen and members of board audit, remuneration and nomination committees should be appointed by the board as a whole, pursuant to a transparent procedure. Committees should select all advisers or service providers.
o Auditor independence is an important element of a balanced corporate governance regime. Where that independence is compromised or could be perceived as being compromised due to a conflict of interest, a firm's independence as auditor may be called into question. Audit Committees should monitor and review both the arrangements for the day-to-day operation of the audit relationship and any issues that might, or might be perceived as, compromising auditor independence.

6. VOTING RIGHTS

Companies should ensure that shareholders are properly enabled to exercise their voting rights:

o Shareholder approval should be required for any proposal that might significantly affect shareholder rights, interests or value[[[19]].

][16][] :An outline of factors we consider may affect independence is available on request.

][17][] :Including: their identities, age, core competencies, professional or other backgrounds, other current and former position held, factors affecting independence, overall qualifications of board members and nominees and, for existing board members, their attendance at board meetings over both the period and preceding one.

][18][] :for example, the UK's Turnbull Guidance - `Internal; Control - Guidance for Directors on the Combined Code' (1999) - focuses on the adoption of a risk-based approach to establishing proper internal controls, reviewing its effectiveness and the minimum level of disclosure appropriate - www.icaew.co.uk/internalcontrol

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

o Voting rights should be exercisable on each separate issues individually, hence bundled resolution are not appropriate.
o In raising capital from the public markets, companies should avoid creating different classes of share and their ordinary shares should feature one vote for each share[[[20]].

Companies should act to ensure the owners' rights to vote and investors have a responsibility to vote. In addition it is important that legislators and regulators should facilitate voting rights and timely disclosure of voting levels. Additional guidance on this issue is available from the International Corporate Governance Network.[[[21]]


7. CORPORATE REMUNERATION POLICIES

Remuneration of supervisory board members, company directors and key executives should be aligned with the interests of shareholders.

o Executive share schemes, incentive plans and shareholding requirements are now common mechanisms in many markets that, where properly structured, help align participants' interests with those of shareholders and incentivise them, as well as facilitating the recruitment and retention of key executives.
o Broad-based employee share ownership plans or other profit-sharing schemes are effective market mechanisms that promote employee participation. However, such schemes should not be introduced without prior shareholder approval.
o Companies should disclose in each annual report or proxy statement the board's policies on remuneration, along with a break down of individual board members' remuneration (and ideally that of top executives) so that investors can judge whether corporate pay policies and practices are aligned with shareholder interests.
o Sufficient disclosure should also be made in each annual report or proxy statement to enable shareholders to assess their link and contribution to performance.




8. CORPORATE SOCIAL RESPONSIBILITY

Companies should adhere to all applicable laws and regulations of the
jurisdictions in which they operate.   Boards that are sensitive to and strive
for active co-operation with stakeholders will be most likely to create wealth, employment and sustainable economies.

Increasingly shareholders and special interest groups are lobbying companies on issues of corporate social responsibility (social, ethical and environmental issues). Given the range of standards and guidelines currently in circulation and, given the extent of overlap that exists, we do not believe it is appropriate for us to select one standard in preference to another. Rather, it is for each company to ensure that they adopt appropriate, transparent policies on CSR issues and make suitable disclosures publicly available.



In considering appropriate standards, companies should ensure that the policies and standards they adopt are at least fully compliant with local laws and standards, as well as compatible and comparable to appropriate

][19][] :For example, share buy-backs (other than by tender offer) at a premium to the prevailing market price or excessive proposals or authorities to issue shares on a non-preemptive basis.

][20][] :This would not be taken to cover preference shares (preferred stock) that are a recognised market security, which provide for a specific dividend that is paid before any dividends are paid to holders of ordinary shares (common stock). These take precedence over ordinary shares in the event of a liquidation and, other than in exceptional circumstances, they do not usually carry voting rights.

][21][] : `Statement on Global Implementation of ICGN Share Voting Principles'
   (July 2000)  (www.icgn.org)
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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 international standards, for example OECD Guidelines[[[22]] or International Labour Organisation (ILO) Conventions[[[23]] and other relevant industry standards.


In doing so companies should disclose their policies on issues involving stakeholders, including employment, the workplace and environmental matters.

9. SMALLER COMPANIES



Markets and economies need small and growth companies with drive and imagination and such companies need access to affordable finance and capital. Inevitably there will be such companies whose particular circumstances mean that full compliance with best practice is at best difficult or, in some cases, inappropriate (As an institutional investor with a substantial commitment to smaller companies, we are aware of the particular issues and dynamics that can exist for such companies).

o In considering small company practice we will adopt a pragmatic and flexible approach where that is appropriate.
o In return small companies should adopt a transparent and reasoned approach to derogations from best practice that are required.

10. INVESTMENT COMPANY GOVERNANCE

A separate briefing note on Investment Company Governance is available on request.

11. CORPORATE GOVERNANCE IMPLEMENTATION

Where codes of best corporate governance practice exist, they should be applied openly and pragmatically. Where they do not yet exist, investors and others should endeavour to assist in their development.

o Corporate governance issues between shareholders, the board and management should be pursued by dialogue.
o This should be done with a view to resolving disputes, if possible, through negotiation, mediation or arbitration.
o Where those means fail, more forceful remedies should be available and feasible. For instance, investors should have the right to sponsor resolutions or convene extraordinary meetings.
o Where necessary government, regulatory authorities and other concerned bodies should be involved in seeking solutions to corporate governance issues.

][22][] :e.g. The OECD Guidelines for Multinational Enterprises (Revision 2000),

][23][] :The United Nations' social and labour standards agency - http://www.ilo.org

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                        TURNER INVESTMENT PARTNERS, INC.

                        TURNER INVESTMENT MANAGEMENT LLC




                       PROXY VOTING POLICY AND PROCEDURES



Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, Turner), act as fiduciaries in relation to their clients and the assets entrusted by them to their management. Where the assets placed in Turner's care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner's duty as a fiduciary to vote all proxies relating to such shares.



Duties with Respect to Proxies:



Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner may not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner. Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.



Delegation:



In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.



Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary. PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.



Review and Oversight:



Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe. Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings. Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS's recommendations are: (i) based upon an appropriate level of diligence and


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests. Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.



Notwithstanding its belief that PVS's recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner's client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders' rights issues. In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders. The Proxy Committee keeps minutes of its determinations in this regard.



Conflicts of Interest:



Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts. Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.



Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company's securities for the client's benefit. Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue. Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee. Turner will seek to resolve any conflicts of interests that may arise prior to voting proxies in a manner that reflects the best interests of its clients.



Securities Lending:



Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant. Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner's control.



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Obtaining Proxy Voting Information:



To obtain information on how Turner voted proxies, please contact:



Andrew Mark, Director of Operations

  and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312



Recordkeeping:



Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision. Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.





Adopted:  July 1, 2003

Last revised:April 1, 2007


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

                     MORGAN STANLEY INVESTMENT MANAGEMENT
             (FOR FUNDS SUBADVISED BY VAN KAMPEN ASSET MANAGEMENT)
                       PROXY VOTING POLICY AND PROCEDURES



FEBRUARY 28, 2008

                      MORGAN STANLEY INVESTMENT MANAGEMENT

PROXY VOTING POLICY AND PROCEDURES

I.POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Policy") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates" or as "we" below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the "MSIM Funds"), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services ("ISS") and Glass Lewis (together with other proxy research providers as we may retain from time to time, the "Research Providers") are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping.




Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to:
(i) proxy statements and ballots being written in a language other than English;
(ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients' non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies,


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II.GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein), including the guidelines set forth below. These guidelines address a broad range of issues, and provide general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard. Morgan Stanley AIP GP LP will follow the procedures as described in Appendix A.

We endeavor to integrate governance and proxy voting policy with investment goals and to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers, but such a split vote must be approved by the Proxy Review Committee.

We may abstain on matters for which disclosure is inadequate.

A.ROUTINE MATTERS.We  generally  support  routine   management  proposals.   The
following are examples of routine management proposals:



   o Approval of financial statements and auditor reports.


   o General updating/corrective amendments to the charter, articles of association or bylaws.


   o Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to "the transaction of such other business which may come before the meeting," and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.


We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

   B. BOARD OF DIRECTORS

   1. Election of directors: In the absence of a proxy contest, we generally support the board's nominees for director except as follows:


        a. We consider withholding support from or voting against interested directors if the company's board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as

                                      414
       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009 non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.


               i.At a company with a  shareholder  or  group  that  controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.


               ii.We  consider withholding support  from  or  voting  against  a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.


        b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company's compensation, nominating or audit committee.


        c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.


        d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a "bright line" test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pills would be seen as a basis for opposing one or more incumbent nominees.


        e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such.


        f. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of board meetings within a given year without a reasonable excuse.


        g. We consider withholding support from or voting against a nominee who serves on the board of directors of more than six companies (excluding investment companies). We also consider voting against a director who otherwise appears to have too many commitments to serve adequately on the board of the company.


   2. Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66 2/3%) of the company's board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.


   3. Board  diversity:    We  consider  on  a  case-by-case  basis  shareholder
      proposals urging diversity of board membership with respect to social, religious or ethnic group.


   4. Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

   5. Proxy  access:   We consider on a case-by-case basis shareholder proposals
      to provide procedures for inclusion of shareholder nominees in company proxy statements.


   6. Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to "declassify" the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.


   7. Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board). U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.


   8. Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.


   9. Director retirement  age  and  term  limits:   Proposals  recommending set
      director retirement ages or director term limits are voted on a case-by-case basis.

   10.Proposals to limit directors' liability and/or broaden indemnification  of directors. Generally, we will support such proposals provided that the officers and directors are eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company.


C.CORPORATE TRANSACTIONS AND PROXY FIGHTS. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis. However, proposals for mergers or other significant transactions that are friendly and approved by the Research Providers generally will be supported and in those instances will not need to be reviewed by the Proxy Review Committee, where there is no portfolio manager objection and where there is no material conflict of interest. We also analyze proxy contests on a case-by-case basis.



D.CHANGES IN CAPITAL STRUCTURE.

      1.We generally support the following:


        o Management   and  shareholder  proposals  aimed  at  eliminating
           unequal voting rights, assuming fair economic treatment of classes of shares we hold.


        o Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding.


        o Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.


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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

        o Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.


        o Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.


        o Management proposals to effect stock splits.


        o Management  proposals  to  effect  reverse   stock   splits   if
           management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.


        o Management proposals for higher dividend payouts.


      1. We generally oppose the following (notwithstanding management support):


        o Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.


        o Proposals to increase the authorized or issued  number of shares
           of   existing  classes  of  stock  that  are  unreasonably  dilutive,
           particularly   if   there  are  no  preemptive  rights  for  existing
           shareholders.


        o Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).


        o Proposals relating to changes in capitalization by 100% or more.


We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.



E.TAKEOVER DEFENSES AND SHAREHOLDER RIGHTS

        1. Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles; and the specific context if the proposal is made in the midst of a takeover bid or contest for control.


        2. Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.


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        3. Shareholder  rights  to  call  meetings:   We consider  proposals  to
           enhance shareholder rights to call meetings on a case-by-case basis.


        4. Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.


        5. Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.


        6. Bundled  proposals:   We  may  consider  opposing  or  abstaining  on
           proposals if disparate issues are "bundled" and presented for a single vote.

F.AUDITORS. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.

G.   EXECUTIVE AND DIRECTOR REMUNERATION.

      1.We generally support the following proposals:


        o Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage ("run rate") of equity compensation in the recent past; or if there are objectionable plan design and provisions.

        o Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director's decision to resign from a board (such forfeiture can undercut director independence).

        o Proposals  for   employee   stock  purchase  plans  that  permit
           discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

        o Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

        2. Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive
           Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

        3. Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company's current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

        4. We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

        5. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in option exercises.

        6. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company's reasons and justifications for a re-pricing, the company's competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

H. SOCIAL, POLITICAL AND ENVIRONMENTAL ISSUES. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine whether they will have a financial impact on shareholder value. However, we generally vote against proposals requesting reports that are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. We generally oppose proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.


I.FUND OF FUNDS. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III.ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the "Committee") has overall responsibility for creating and implementing the Policy, working with an MSIM staff group (the "Corporate Governance Team"). The Committee, which is appointed by MSIM's Chief Investment Officer of Global Equities ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The Committee Chairperson is the head of the Corporate Governance Team, and is responsible for identifying issues that require Committee deliberation or ratification. The Corporate Governance Team, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The Corporate Governance Team has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance, and to refer other case-by-case decisions to the Proxy Review Committee.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

A.COMMITTEE PROCEDURES

The Committee will meet at least monthly to (among other matters) address any outstanding issues relating to the Policy or its implementation. The Corporate Governance Team will timely communicate to ISS MSIM's Policy (and any amendments and/or any additional guidelines or procedures the Committee may adopt).

The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009
be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in this Policy; and (3) determine how to vote matters for which specific direction has not been provided in this Policy.

Members of the Committee may take into account Research Providers' recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the Committee will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

B.MATERIAL CONFLICTS OF INTEREST

In addition to the procedures discussed above, if the Committee determines that an issue raises a material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee").

The Special Committee shall be comprised of the Chairperson of the Proxy Review Committee, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM's relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the Chairperson. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee who will have sole discretion to cast a vote. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

   B. IDENTIFICATION OF MATERIAL CONFLICTS OF INTEREST

A potential material conflict of interest could exist in the following situations, among others:



      1.The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer.


      2.The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.


      3.Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).


If the Chairperson of the Committee determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the Chairperson will address the issue as follows:

   1. If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.

   2. If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM's Client Proxy Standard.


   3. If the Research Providers' recommendations differ, the Chairperson will refer the matter to the Committee to vote on the proposal. If the Committee determines that an issue raises a material conflict of interest, the

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       The Allianz Variable Insurance Products Trust - SAI - April 27, 2009

   Committee will request a Special Committee to review and recommend a course of action, as described above. Notwithstanding the above, the Chairperson of the Committee may request a Special Committee to review a matter at any time as he/she deems necessary to resolve a conflict.

D.   PROXY VOTING REPORTING

The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by an MSIM Fund, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those Funds at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Corporate Governance Team will timely communicate to applicable portfolio managers and to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

MSIM's Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund's holdings.

APPENDIX A

The following procedures apply to accounts managed by Morgan Stanley AIP GP LP ("AIP").

Generally, AIP will follow the guidelines set forth in Section II of MSIM's Proxy Voting Policy and Procedures. To the extent that such guidelines do not provide specific direction, or AIP determines that consistent with the Client Proxy Standard, the guidelines should not be followed, the Proxy Review Committee has delegated the voting authority to vote securities held by accounts managed by AIP to the Liquid Markets investment team and the Private Markets investment team of AIP. A summary of decisions made by the investment teams will be made available to the Proxy Review Committee for its information at the next scheduled meeting of the Proxy Review Committee.

In certain cases, AIP may determine to abstain from determining (or recommending) how a proxy should be voted (and therefore abstain from voting such proxy or recommending how such proxy should be voted), such as where the expected cost of giving due consideration to the proxy does not justify the potential benefits to the affected account(s) that might result from adopting or rejecting (as the case may be) the measure in question.

Waiver of Voting Rights

For regulatory reasons, AIP may either 1) invest in a class of securities of an underlying fund (the "Fund") that does not provide for voting rights; or 2) waive 100% of its voting rights with respect to the following:

   1. Any rights with respect to the removal or replacement of a director, general partner, managing member or other person acting in a similar capacity for or on behalf of the Fund (each individually a "Designated Person," and collectively, the "Designated Persons"), which may include, but are not limited to, voting on the election or removal of a Designated Person in the event of such Designated Person's death, disability, insolvency, bankruptcy, incapacity, or other event requiring a vote of interest holders of the Fund to remove or replace a Designated Person; and

   2. Any rights in connection with a determination to renew, dissolve, liquidate, or otherwise terminate or continue the Fund, which may include, but are not limited to, voting on the renewal, dissolution, liquidation, termination or continuance of the Fund upon the occurrence of an event described in the Fund's organizational documents; provided, however, that, if the Fund's organizational documents require the consent of the Fund's general partner or manager, as the case may be, for any such termination or continuation of the Fund to be effective, then AIP may exercise its voting rights with respect to such matter.


APPENDIX B


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The following procedures apply to the portion of the Van Kampen Dynamic Credit Opportunities Fund ("VK Fund") sub advised by Avenue Europe International Management, L.P. ("Avenue"). (The portion of the VK Fund managed solely by Van Kampen Asset Management will continue to be subject to MSIM's Policy.)

   1. Generally: With respect to Avenue's portion of the VK Fund, the Board of Trustees of the VK Fund will retain sole authority and responsibility for proxy voting. The Adviser's involvement in the voting process of Avenue's portion of the VK Fund is a purely administrative function, and serves to execute and deliver the proxy voting decisions made by the VK Fund Board in connection with the Avenue portion of the VK Fund, which may, from time to time, include related administrative tasks such as receiving proxies, following up on missing proxies, and collecting data related to proxies. As such, the Adviser shall not be deemed to have voting power or shared voting power with Avenue with respect to Avenue's portion of the Fund.


   2. Voting Guidelines: All proxies, with respect to Avenue's portion of the VK Fund, will be considered by the VK Fund Board or such subcommittee as the VK Fund Board may designate from time to time for determination and voting approval. The VK Board or its subcommittee will timely communicate to MSIM's Corporate Governance Group its proxy voting decisions, so that among other things the votes will be effected consistent with the VK Board's authority.


   3. Administration: The VK Board or its subcommittee will meet on an adhoc basis as may be required from time to time to review proxies that require its review and determination. The VK Board or its subcommittee will document in writing all of its decisions and actions which will be maintained by the VK Fund, or its designee(s), for a period of at least 6 years. If a subcommittee is designated, a summary of decisions made by such subcommittee will be made available to the full VK Board for its information at its next scheduled respective meetings.

Footnotes

][1][] For purposes of this section, a "client" does not include underlying investors in a commingled trust, Canadian pooled fund, or other pooled investment vehicle managed by the Investment Manager or its affiliates. Sponsors of funds sub-advised by Investment Manager or its affiliates will be considered a "client."

][2][] The top 40 executing broker-dealers (based on gross brokerage commissions and client commissions), and distributors (based on aggregate 12b-1 distribution fees), as determined on a quarterly basis, will be considered to present a potential conflict of interest. In addition, any insurance company that has entered into a participation agreement with a Franklin Templeton entity to distribute the Franklin Templeton Variable Insurance Products Trust or other variable products will be considered to present a potential conflict of interest.

][3][] "Access Person" shall have the meaning provided under the current Code of Ethics of Franklin Resources, Inc.

][4][4] The term "immediate family member" means a person's spouse; child residing in the person's household (including step and adoptive children); and any dependent of the person, as defined in Section 152 of the Internal Revenue Code (26 U.S.C. 152).



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                                     PART C

                                OTHER INFORMATION
                              _____________________




ITEM 23. EXHIBITS

Exhibit
Number          Description of Exhibit
-------         ---------------------------------------------------------------

(a) Agreement and Declaration of Trust, dated July 13, 1999, filed on July 21, 1999 as Exhibit (a) to Registration Statement No. 333-83423, is incorporated by reference.


(b)             By-laws, dated July 13, 1999, filed on July 21, 1999 as Exhibit
                (b) to Registration Statement No. 333-83423, is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated April 27, 2001, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, filed on October 24, 2001 as Exhibit (d)(2)(i) to Registrant's Post-Effective Amendment No. 7, is incorporated by reference.


(d)(1)(i) Amended Schedule A, dated January 26, 2009, to Investment Management Agreement between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Trust, dated April 27, 2001, filed herewith.


(d)(1)(ii) Attachment 1 dated January 26, 2009, to Schedule A of the Investment Management Agreement dated April 27, 2001, filed herewith.


(d)(2) Portfolio Management Agreement, dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(i) Amendment, dated September 8, 2003, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit
                (d)(2)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(2)(ii) Amended Schedule A, dated March 28, 2005, to the Portfolio Management Agreement dated May 1, 2002, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and A I M Capital Management, Inc., filed on December 27, 2006 as Exhibit (d)(2)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(3) Subadvisory Agreement, dated November 28, 2007, between Allianz Life Advisers, LLC, and BlackRock Institutional Management Corporation, filed on April 29, 2008, as Exhibit
                (d)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(d)(4) Amended and Restated Subadvisory Agreement, dated January 26, 2009, between Allianz Investment Management, LLC and BlackRock Advisors, LLC, filed herewith.


(d)(5) Subadvisory Agreement, dated _____________, 2009 between Allianz Investment Management LLC and BlackRock Investment Management, LLC, to be filed by amendment.


(d)(6) Amended and Restated Subadvisory Agreement, dated September 17, 2008, between Allianz Investment Management LLC and
                Columbia Management Advisers, LLC, filed herewith.


(d)(6)(i) Amended Schedule A, effective November 24, 2008 to the Amended and Restated Subadvisory Agreement, dated September 17, 2008 between Allianz Investment Management LLC and Columbia Management Advisers, LLC, filed herewith.


(d)(7) Amended and Restated Subadvisory Agreement, dated July 1, 2008, between Allianz Investment Management LLC and Davis Selected Advisers, L.P., filed on September 17, 2008 as Exhibit (6)(e) to Registrant's Form N-14, Pre-effective Amendment No. 1 (File
                No. 333-153047), is incorporated by reference.


(d)(8) Subadvisory Agreement dated May 1, 2007 between Allianz Life Advisers, LLC, and The Dreyfus Corporation, filed on April 27, 2007 as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(8)(i) Revised Schedule A effective September 22, 2008 to the Subadvisory Agreement dated May 1, 2007 between Allianz Life Advisers, LLC, and The Dreyfus Corporation, filed herewith.


(d)(9) Amended and Restated Subadvisory Agreement, dated May 1, 2007, between Allianz Investment Management LLC and First Trust Advisors L.P., filed on April 27, 2007 as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(10) Portfolio Management Agreement, dated March 8, 2004, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Founders Asset Management LLC, filed on December 27, 2006 as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(11) Subadvisory Agreement dated ___________, 2009 between Allianz Investment Management LLC and Franklin Advisers, Inc., to be filed by amendment.


(d)(12) Portfolio Management Agreement, dated April 12, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Franklin Advisory Services, LLC, filed on December 27, 2006 as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(13) Subadvisory Agreement dated ___________, 2009 between Allianz Investment Management LLC and Franklin Mutual Advisers, LLC, to be filed by amendment.


(d)(14) Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed on December 27, 2006 as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(14)(i) Schedule A dated November 24, 2008 to the Portfolio Management Agreement, dated April 29, 2005, between USAllianz Advisers, LLC, USAllianz Variable Insurance Products Trust, and Jennison Associates LLC, filed herewith.


(d)(15) Subadvisory Agreement dated January 26, 2009 between Allianz Investment Management LLC and J.P. Morgan Investment Management, Inc., filed herewith


(d)(16) Subadvisory Agreement dated ___________, 2009 between Allianz Investment Management LLC and NFJ Investment Group LLC, to be filed by amendment.


(d)(17) Subadvisory Agreement, dated May 1, 2007, between Allianz Life Advisers, LLC and Nicholas-Applegate Capital Management LLC, filed on April 27, 2007 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(18) Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed on December 27, 2006 as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(d)(18)(i) Schedule A dated November 24, 2008 to the Subadvisory Agreement, dated August 24, 2006, between Allianz Life Advisers, LLC, and Oppenheimer Capital, LLC, filed herewith.


(d)(19) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed on April 27, 2006 as Exhibit (d)(20) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(d)(19)(i) Amended Schedule A, dated January 26, 2009, to the Subadvisory Agreement dated May 1, 2006, between Allianz Life Advisers, LLC and OppenheimerFunds, Inc., filed herewith.


(d)(20) Amended and Restated Subadvisory Agreement, dated April 30, 2007, between Allianz Life Advisers, LLC and Pacific Investment Management Company LLC, filed on April 27, 2007 as Exhibit
                (d)(15) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(21) Sub-Subadvisory Agreement dated April 30, 2007, between Allianz Life Advisers, LLC, Pacific Investment Management Company LLC, and Research Affiliates LLC, filed on April 27, 2007 as Exhibit
                (d)(16) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(22) Subadvisory Agreement, dated February 23, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, filed on April 27, 2007 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(d)(22)(i) Amended Schedule A dated December 10, 2007 to the Subadvisory Agreement, dated February 23, 2007, between Allianz Life Advisers, LLC and Schroder Investment Management North America Inc, filed herewith.


(d)(23) Subadvisory Agreement dated ___________, 2009 between Allianz Investment Management LLC and Templeton Global Advisors Limited, to be filed by amendment.


(d)(24) Subadvisory Agreement, dated June 13, 2007, between Allianz Life Advisers, LLC and Turner Investment Partners, Inc., filed on June 22, 2007 as Exhibit (6)(t) to Registrant's Registration Statement on Form N-14, is incorporated by reference.


(d)(24)(i) Updated Schedule A dated June 13, 2007 to the Subadvisory Agreement, dated June 13, 2007, between Allianz Life Advisers, LLC and Turner Investment Partners, Inc., filed herewith.


(d)(25) Subadvisory Agreement, dated May 1, 2006, between Allianz Life Advisers, LLC and Van Kampen Asset Management, filed on April 27, 2006 as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(e)(1) Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit
                (e)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(1)(i) Schedule I dated January 26, 2009 to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.


(e)(1)(ii) Fee Agreement Letter dated August 28, 2007 to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.


(e)(2) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit (e)(2) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(2)(i) Schedule A dated January 26, 2009 to the Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed herewith.


(e)(3) Participation Agreement dated August 28, 2007 between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008, as Exhibit (e)(3) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(e)(3)(i) Schedule A dated January 26, 2009, to the Participation Agreement dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed herewith.


(f)             N/A


(g)(1) Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.


(g)(1)(i) Custody and Securities Lending Fee Schedule between Allianz Life Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.


(h)(1) Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed on April 29, 2008, as Exhibit
                (h)(1) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(h)(1)(i) Schedule A, updated January 26, 2009, to the Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Trust and Citi Fund Services Ohio, Inc., filed herewith.


(h)(2) Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed herewith.


(h)(3) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(4) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 as Exhibit (h)(4) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(h)(5) Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC, and Allianz Variable Insurance Products Trust, filed on April 29, 2008, as Exhibit (h)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(h)(5)(i) Updated Exhibit A dated January 26, 2009, to the Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz
                Life Advisers LLC and Allianz Variable Insurance
                Products Trust, filed herewith.


(h)(6) Brokerage Transaction Agreement dated February 6, 2003, between Lynch, Jone & Ryan Inc., and USAllianz Investor Services, filed on December 27, 2006 as Exhibit (h)(8) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(i)             Opinion and consent of counsel, to be filed by amendment.


(j) Consent of Independent Registered Public Accounting Firm, to be filed by amendment.


(k)             N/A


(l)             N/A


(m)(1) Rule 12b-1 Plan of Distribution for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed on October 26, 1999 as Exhibit (m) to Registrant's Pre-Effective Amendment No. 2, is incorporated by reference.


(m)(1)(i) Exhibit A dated January 26, 2009, to the Plan of Distribution for the Allianz Variable Insurance Products Trust effective October 27, 1999, filed herewith.


(n) Rule 18f-3 Multiple Class Plan, dated February 23, 2007, for the Allianz Variable Insurance Products Trust, filed on April 27, 2007 as Exhibit (n) to Registrant's Post-Effective Amendment
                No. 23, is incorporated by reference.


(p)(1) Code of Ethics of Allianz Investment Management LLC, revised January 12, 2009, filed herewith.


(p)(2) Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008, as Exhibit
                (p)(2) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(3) Code of Ethics of A I M Capital Management, Inc., amended effective February 16, 2006, filed on December 27, 2006, as Exhibit (p)(3)(i) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(4) Code of Ethics of Allianz Global Investors of America L.P., (Parent Co. of Oppenheimer Capital) effective July 31, 2006, filed on December 27, 2006 as Exhibit (p)(3)(ii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(5) Code of Ethics of Allianz Variable Insurance Products Trust, revised August 29, 2006, filed on April 29, 2008, as Exhibit
                (p)(5) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(6) Code of Ethics of BlackRock Institutional Management Corporation, revised as of April 26, 2007, filed on April 29, 2008, as Exhibit (p)(6) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(7) Code of Ethics of BlackRock Advisors, LLC, dated ______, to be filed by amendment.


(p)(8) Code of Ethics of BlackRock Investment Management, LLC dated ______, to be filed by amendment.


(p)(9) Code of Ethics of Citigroup Asset Management - North America, as amended September 13, 2005, filed on December 27, 2006 as Exhibit (p)(3)(iii) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(10) Code of Ethics of Columbia Management Advisors, LLC, effective January 1, 2006, filed on December 27, 2006, as Exhibit
                (p)(3)(iv) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(11) Code of Ethics of Davis Selected Advisers, L.P., as amended effective February 1, 2005, filed on April 29, 2005, as Exhibit
                (p)(1)(ix) to Registrant's Post-Effective Amendment No. 15, is incorporated by reference.


(p)(12) Code of Ethics of First Trust Advisers, L.P., dated as of May 31, 2006, filed on December 27, 2006, as Exhibit (p)(3)(vi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(13) Code of Ethics of Franklin Templeton Investments (includes all subsidiaries of Franklin Resources, Inc.), revised May 1, 2008, filed herewith.


(p)(14) Code of Ethics of Jennison Associates LLC, as amended January 22, 2008, filed on April 29, 2008, as Exhibit (p)(13) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(15) Code of Ethics of J.P. Morgan Investment Management, Inc., effective February 1, 2005 as revised November 18, 2008, filed herewith.


(p)(16) Code of Ethics of Mellon Financial Corporation, dated February 2006, filed on December 27, 2006, as Exhibit (p)(3)(x) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(17) Code of Ethics of Morgan Stanley, restated as of April 26, 2006, filed on December 27, 2006 as Exhibit (p)(3)(xi) to Registrant's Post-Effective Amendment No. 20, is incorporated by reference.


(p)(18) Code of Ethics of Nicholas-Applegate Capital Management LLC, dated May 10, 2007, filed on April 29, 2008, as Exhibit (p)(18) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(19) Code of Ethics of NFJ Investment Group L.P., dated _________, to be filed by amendment.


(p)(20) Code of Ethics of OppenheimerFunds, Inc., dated as of November 30, 2007, filed on April 29, 2008, as Exhibit (p)(19) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(p)(21) Code of Ethics of Pacific Investment Management Company LLC, filed on April 27, 2006, as Exhibit (p)(1)(xvi) to Registrant's Post-Effective Amendment No. 17, is incorporated by reference.


(p)(22) Code of Ethics of Research Affiliates, LLC, filed on April 27, 2007, as Exhibit (p)(3)(xviii) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(p)(23) Code of Ethics of Schroder Investment Management North America Inc., effective September 12, 2006, filed on April 27, 2007 as Exhibit (p)(3)(xix) to Registrant's Post-Effective Amendment No. 23, is incorporated by reference.


(p)(24) Code of Ethics of Turner Investment Partners, Inc., effective February 1, 2005, filed on April 29, 2008, as Exhibit (p)(23) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(q) Powers of Attorney, filed on April 29, 2008, as Exhibit (q) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


(r) Company Organizational Chart, filed on April 29, 2008, as Exhibit (r) to Registrant's Post-Effective Amendment No. 24, is incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).

ITEM 25. INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER                        REGISTRATION NO.

1.   A I M Capital  Management,  Inc. - this information is included in the Form         801-15211
     ADV filed by A I M Capital  Management,  Inc. and is incorporated herein by reference.

2.   Allianz Investment Management LLC (previously Allianz Life Advisers, LLC)           801-60167
     - this  information  is included in Form ADV filed with the SEC by Allianz Life Advisers and is incorporated by reference herein.

3.   BlackRock Institutional Management Corporation - this information is in             801-13304
     Form ADV filed with the SEC by BlackRock Institutional Management
     Corporation and is incorporated by reference herein.

4.   BlackRock Advisors, LLC, - this information is in form ADV filed witb the           801-47710
     Form ADV filed with the SEC by BlackRock Advisors, LLC and is incorporated by reference herein.

5.   BlackRock Investment Management, LLC - this information is in form ADV              801-56972
     filed witb the SEC by BlackRock Investment Management, LLC and is incorporated by reference herein.

6.   Columbia Management Advisers, LLC - this information is included in Form ADV        801-50372
     filed with the SEC by Columbia Management Advisers, LLC and is incorporated by reference herein.

7.   Davis Selected  Advisers,  L.P. - this  information is included in Form ADV         801-53272
     filed with the SEC by Davis  Selected  Advisers,  L.P. and is  incorporated herein by reference.

8.   The Dreyfus  Corporation - this  information  is included in Form ADV filed          801-8147
     with the SEC by The  Dreyfus  Corporation  and is  incorporated  herein  by reference.

9.   First Trust Advisors L.P. - this  information  is included in Form ADV filed        801-39950
     with the SEC by First Trust Advisors L.P. and is  incorporated  herein  by reference

10.  Founders Asset Management LLC - this information is included in Form ADV            801-55220
     filed with the SEC by Founders Asset Management LLC and is incorporated by reference herein.

11.  Franklin Advisers, Inc. this information is included in Form ADV                    801-26292
     filed with the SEC by Franklin Advisers, Inc. and is incorporated by reference herein.

12.  Franklin Advisory Services, LLC - this information is included in Form ADV          801-51967
     filed with the SEC by Franklin Advisory Services, LLC and is incorporated herein by reference.

13.  Franklin Mutual Advisers, Inc. this information is included in Form ADV             801-53068
     filed with the SEC by Franklin Mutual Advisers, Inc. and is incorporated by reference herein.

14.  Jennison Associates LLC - this information is included in Form ADV filed             801-5608
     with the SEC by Jennison Associates LLC and is incorporated herein by reference.

15.  J.P. Morgan Investment Management, Inc. - this information is included in           __________
     Form ADV filed with the SEC by J.P. Morgan Investment Management, Inc. and is incorporated herein by reference.

16.  Nicholas-Applegate Capital Management LLC - this information is included in         801-21442
     Form ADV filed with the SEC by Nicholas-Applegate Capital Management LLC and is incorporated herein by reference.

17.  NFJ Investment Group L.P. - this information is included in Form ADV filed          801-47940
     with the SEC by NFJ Investment Group L.P. and is incorporated herein by reference.

18.  Oppenheimer Capital LLC - this  information  is included in the Form ADV            801-10708
     filed with the SEC by Oppenheimer Capital  LLC and is  incorporated  herein by reference.

19.  OppenheimerFunds, Inc. - this information is included in the Form ADV filed          801-8253
     with  the SEC by  OppenheimerFunds,  Inc.  and is  incorporated  herein  by reference.

20.  Pacific Investment Management Company LLC - this information is included in         801-48187
     Form ADV filed with the SEC by Pacific Investment Management Company LLC and
     is incorporated herein by reference.

21.  Schroder Investment Management North America Inc. and Schroder Investment           801-15834
     Management North America Limited - this information is included in Form ADV         801-37163
     filed with the SEC by Schroder Investment Management North America Inc.
     and Schroder Investment Management North America Limited and is
     incorporated herein by reference.

22.  Templeton Global Advisors Limited. this information is included in Form ADV         801-42343
     filed with the SEC by Templeton Global Advisors Limited, and is incorporated by reference herein.

23.  Turner Investment Partners, Inc. - this information is included in Form ADV         801-36220
     filed with the SEC by Turner Investment Partners, Inc. and is incorporated herein by reference.

24.  Van Kampen Asset  Management - this information is included in the Form              801-1669
     ADV  filed  with  the  SEC by  Van  Kampen  Asset  Management  and is incorporated by reference herein.




ITEM 27. PRINCIPAL UNDERWRITER

(a) Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
                Robert DeChellis          Governor, Chief Executive Officer
                                          and President
                Thomas Burns              Governor
                Stewart Gregg             Secretary
                Wayne Peterson            Chief Compliance Officer
                Angela Wilson             Chief Financial Officer

     (c)     Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:


        Citi Fund Services Ohio, Inc
        3435 Stelzer Road, Columbus, Ohio 43219
              31a-1(a)
              31a-1(b)(2)A, B, C and D
              31a-1(b) 5, 6, 8, 9, 10, 11, 12
              31a-2(a) 1 and 2
              31a-2(c)

        Citi Fund Services
        60 State Street, Suite 1300, Boston MA 02109
              31a-1(b)4

        Allianz Invesment Management LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota 55416
              31a-1(b) 11
              31a-1(c)

        A I M Capital Management, Inc.
        11 Greenway Plaza, Suite 106, Houston, Texas  77046
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Blackrock Institutional Management Corporation
        100 Bellevue Parkway, Wilmington, DE  19809
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        BlackRock Advisors, LLC,
        100 Bellevue Parkway, Wilmington, DE 19809
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        BlackRock Investment Management, LLC
        800 Scudders Mill Road, Plainsboro, NJ 08536
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

        Columbia Management Advisors, LLC
        100 Federal Street, Boston, MA 02110
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Davis Selected Advisers, L.P.
         2949 East Elvira Road, Suite 101 Tucson, Arizona 85706
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         The Dreyfus Corporation
         200 Park Avenue, New York, New York 10166
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         First Trust Advisers L.P.
         101 Warrenville Rd, Ste 300, Lisle, IL 60532
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Founders Asset Management LLC
         210 University Blvd., Ste 800, Denver, CO 80206
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisers, Inc.
         One Franklin Parkway, San Mateo, CA 94403-1906
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Advisory Services, LLC
         One Parker Plaza, Ninth Floor, Fort Lee, New Jersey 07024
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Franklin Mutual Advisers, LLC
         101 John F. Kennedy Parkway, Short Hills, NJ 07078

              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Jennison Associates LLC
         466 Lexington Avenue, New York, NY 10017
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         J.P. Morgan Investment Management, Inc.
         __________________________________________________
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         NFJ Investment Group L.P.
         2100 Ross Avenue, Suite 700, Dallas, TX 75201
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Nicholas-Applegate Capital Management LLC
         600 West Broadway, Ste 2900, San Diego, CA  92101
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Oppenheimer Capital LLC
         1345 Avenue of the Americas, 48th Floor, New York, NY 10105
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         OppenheimerFunds, Inc.
         498 Seventh Avenue, New York, NY  10018
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Pacific Investment Management Company LLC
         840 Newport Center Drive, Newport Beach, CA 92660
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Prudential Investment Management, Inc.
         Two Gateway Plaza, Newark, New Jersey, 07102
              31a-1(f)

         Schroder Investment Management North America Inc. 875 Third Avenue, 22nd Floor, New York, NY 10022 and Schroder Investment Management North America Limited, 31 Gresham Street, Longon EC2V 7QA England.
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Templeton Global Advisers, Limited
         Lyford Cay, NASSAU,
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Turner Investment Partners, Inc.
         1205 Westlakes Drive, Suite 100, Berwyn, PA 19312-2414
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

         Van Kampen Asset Management Inc.
         1221 Avenue of the Americas, New York, New York 10020
              31a-1(b)
              31a-1(c)
              31a-1(e)
              31a-2(b)
              31a-2(d)

ITEM 29. MANAGEMENT SERVICES

         N/A

ITEM 30. UNDERTAKINGS

         N/A

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 4th day of February, 2009.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Trust has been signed below by the following persons in the capacities indicated on February 4, 2009.


SIGNATURE                                     TITLE
----------                                    -----

/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets

/s/ Robert DeChellis*                         Trustee
--------------------------
Robert DeChellis




By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
 Statement

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 25
                                       TO
                                   FORM N-1A
                  ALLIANZ  VARIABLE INSURANCE PRODUCTS TRUST

                                INDEX OF EXHIBITS

EXHIBIT        DESCRIPTION OF EXHIBIT

(d)(1)(i)      Sched A to Inv Mgmt Agmt 1-26-09
(d)(1)(ii)     Att. 1 to Sched A of IMA 1-26-09
(d)(4)         Restated BlackRock Subadv Agmt 1-26-09
(d)(6)         Columbia Subadvisory Agmt 9-17-08
(d)(6)(i)      Schedule A to Columbia Subadv Agmt 11-24-08
(d)(8)(i)      Schedule A to Dreyfus Subadv Agmt 9-22-08
(d)(14)(i)     Schedule A to Jennison Subadv Agmt 11-24-08
(d)(15)        J.P. Morgan Subadv Agmt 1-26-09
(d)(18)(i)     Schedule A to OpCap Subadv Agmt 11-24-08*
(d)(19)(i)     Schedule A to Oppenheimer Subadv Agmt 1-26-09*
(d)(22)(i)     Schedule A to Schroder Subadv Agmt 12-10-07
(d)(24)(i)     Schedule A to Turner Subadv Agmt 6-13-07
(e)(1)(i)      Schedule I to Distribution Agmt 1-26-09
(e)(1)(ii)     Fee Agmt Ltr to Distr Agmt 8-28-07
(e)(2)(i)      Schedule A to AZ Participation Agmt 1-26-09
(e)(3)(i)      Schedule A to AZNY Participation Agmt 1-26-09
(g)(1)         Mutual Fund Custody Agreement 11-26-08
(g)(1)(i)      Custody and Securities Lending Fee Schedule
(h)(1)(i)      Schedule A to Citi Services Agmt 1-26-09
(h)(2)         Administrative Svcs Agmt 11-1-08
(h)(5)(i)      Exhibit A to Expense Limitation Agmt 1-26-09
(m)(1)(i)      Exhibit A to Distribution Plan 1-26-09
(p)(1)         Allianz Investment Mgmt Code of Ethics 1-12-09
(p)(13)        Franklin Templeton Code of Ethics - May 2008
(p)(15)        JP Morgan Code of Ethics - November 2008

*Form of agreement